UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-6161

Allianz Funds
(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660
(Address of principal executive offices)

Lawrence G. Altadonna
Assistant Treasurer
Allianz Funds
1345 Avenue of the Americas
New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 426-0107

Date of fiscal year end: June 30

Date of reporting period: July 1, 2006 - December 31, 2006

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Allianz Funds Semi-Annual Report

DECEMBER 31, 2006

International/Sector Stock Funds

Share Classes	GLOBAL STOCK FUNDS	REGIONAL STOCK FUNDS
A B C
	Allianz NACM Global Fund	Allianz NACM Pacific Rim Fund

	Allianz RCM Global Small-Cap Fund	Allianz NACM Emerging Markets
Opportunities Fund
INTERNATIONAL STOCK FUNDS Allianz NACM International Fund Allianz NFJ International Value Fund Allianz RCM International Growth Equity Fund
SECTOR-RELATED STOCK FUNDS Allianz RCM Technology Fund Allianz RCM Global Resources Fund Allianz RCM Healthcare Fund Allianz RCM Biotechnology Fund

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Table of Contents

		Page

President’s Letter		3
Important Information About the Funds		4
Financial Highlights		32
Statements of Assets and Liabilities		40
Statement of Operations		42
Statement of Changes in Net Assets		44
Notes to Financial Statements		47
Approval of Renewal of the Investment Advisory Contract and Administration Agreement		55

FUND	Fund Summary	Schedule of Investments

Allianz NACM Emerging Markets Opportunities Fund	6	17
Allianz NACM Global Fund	7	19
Allianz NACM International Fund	8	20
Allianz NACM Pacific Rim Fund	9	22
Allianz NFJ International Value Fund	10	23
Allianz RCM Biotechnology Fund	11	24
Allianz RCM Global Resources Fund	12	25
Allianz RCM Global Small-Cap Fund	13	26
Allianz RCM Healthcare Fund	14	28
Allianz RCM International Growth Equity Fund	15	29
Allianz RCM Technology Fund	16	30

2   Allianz Funds

President’s Letter

Dear Shareholder:

We are pleased to present you with this Semi-Annual Report for the Allianz Funds for the six months ended December 31, 2006.

Stocks around the world delivered strong results during the reporting period, supported by solid corporate earnings growth. A weak U.S. dollar continued to fuel investor appetite for international stocks. But U.S. stocks also had a respectable showing as investors focused on positive economic news. Against this favorable backdrop, the MSCI All Country World Index Ex U.S.A. gained 15.46% for the period, compared with 12.75% for the S&P 500 Index.

The upbeat mood helped provide many sectors with healthy returns. In particular, utility, telecom and consumer staples companies produced solid gains overseas. In the U.S., financial and information technology companies were among the top performers during the reporting period. One exception across the board was energy stocks, which pulled back as oil prices hit their lows for the year.

While these results are impressive, investors should keep in mind that it always makes sense to remain well-diversified across many asset classes and sectors. A balanced investment portfolio can help you weather short-term market fluctuations and may enhance long-term return potential.

We hope you will take this opportunity to learn more about your Allianz Fund’s performance by reading the commentary within this report. If you have any questions about this report, please contact your financial advisor. You can also call us at 1-800-427-0107 or visit www.allianzinvestors.com.

As always, we appreciate the confidence you have placed in us and we look forward to serving your investing needs in the future.

Sincerely,

E. Blake Moore, Jr.
President

January 31, 2007

Semiannual Report | December 31, 2006  3

Important Information About the Funds

The inception date on each Fund Summary performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): NACM Emerging Markets Opportunities (8/06), NACM Pacific Rim (7/02), RCM Global Resources (3/06), RCM Global Small-Cap (2/02), RCM International Growth Equity (2/02), and RCM Technology (2/02). The oldest share class for RCM Biotechnology and RCM Healthcare is the D share class, and the A, B and C shares were first offered in 2/02. For NACM International the oldest share class is the Institutional share class and A and C shares were first offered in 10/04. For NFJ International Value the oldest share class is the Institutional share class and A and C shares were first offered in 4/05. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the beginning of the seventh year. Class C shares are subject to a 1% CDSC, which may apply in the first year.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

Proxy Voting

The Funds’ adviser and each Sub-adviser have adopted written proxy voting policies and procedures (“Proxy policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by Allianz Funds (the “Trust”) as the policies and procedures that each Sub-Adviser will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that each Sub-Adviser may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-877-4626, on the Allianz Global Investors Distributors Web site at www.allianzinvestors.com and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Form N–Q

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-888-877-4626. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4   Allianz Funds

Important Information About the Funds (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 07/01/06 to 12/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

The S&P 500 Index replaced the Morgan Stanley Capital International (“MSCI”) World Healthcare Index as the RCM Healthcare Fund’s primary comparative index because the Adviser believes the S&P 500 Index is more representative of the Fund’s investment strategies.

Prior to November 1, 2006, performance data for all MSCI indices were calculated gross of dividend tax withholding. Performance data presently shown for these indices is net of dividend tax withholding. This recalculation results in lower performance for the indices.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.allianzinvestors.com, 1-888-877-4626.

Semiannual Report | December 31, 2006   5

Allianz NACM Emerging Markets Opportunities Fund

Portfolio Insights

•

NACM Emerging Markets Opportunities Fund seeks maximum long-term capital appreciation by normally investing at least 80% of its net assets in the securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets that are, in the opinion of the sub-advisor, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation.

•

The Fund’s relative performance benefited from stock selection in South Korea and the consumer discretionary and information technology sectors. Owning Grupo FAMSA, a Mexican retailer that was not in the index, and avoiding Samsung Electronics, a South Korean electronics manufacturer that was in the index, was especially helpful. Grupo FAMSA reported robust same-store-sales growth, supported by strong domestic consumption. Samsung Electronics was hurt by expectations that demand for several of its products, including flat-panel TVs, would decline in the first half of 2007.

•

Areas of relative weakness included stock selection in China, Indonesia and the financials sector. Perusahaan Gas Negara, an Indonesian gas utility, was one of the Fund’s worst-performing holdings. The company experienced production delays and faced the potential of a less favorable regulatory environment.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/27/04)

Allianz NACM Emerging Markets Opportunities Fund Class A	25.72%	37.69%	—	—	41.59%
Allianz NACM Emerging Markets Opportunities Fund Class A (adjusted)	18.81%	30.12%	—	—	38.54%
Allianz NACM Emerging Markets Opportunities Fund Class C (adjusted)	24.21%	35.65%	—	—	40.54%
MSCI Emerging Markets Index Net	23.35%	32.18%	—	—	36.98%
Lipper Emerging Markets Fund Average	23.86%	32.13%	—	—	35.68%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*          Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

Brazil	13.0%
China	11.5%
South Korea	10.3%
South Africa	8.0%
Taiwan	7.1%
Mexico	6.7%
India	6.3%
Russia	6.0%
Other	30.3%
Cash & Equivalents — Net	0.8%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,257.20	$1,252.10	$1,015.74	$1,014.78
Expenses Paid During Period	$2.64	$3.72	$2.36	$3.33

For each class of the Fund, expenses are equal to the expense ratio for the class (3.82% for Class A and 4.33% for Class C), multiplied by the average account value over the period, multiplied by 132/365 (to reflect the period since the shares commenced operation on 8/21/06).

6  Allianz Funds

Allianz NACM Global Fund

Portfolio Insights

•

NACM Global Fund seeks to achieve maximum long-term capital appreciation by investing primarily in equity securities of companies that the portfolio managers believe are leaders in their respective industries or emerging new players with an established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages.

•	Stock selection was the main reason for the Fund’s modest underperformance, as country allocations helped relative results and sector allocations had minimal effect.

•

Stock selection was weakest in the United States and in the financials and consumer discretionary sectors. Notable detractors from performance included Capital One Financial, a consumer finance firm that experienced declining margins in its U.S. credit card business, and Federated Department Stores, a retailer that struggled to regain lost traffic related to transitioning its May stores into Macy’s.

•

Stock selection in Ireland and the consumer staples sector had a large, positive impact on relative results. The top contributor to the Fund’s absolute and relative performance was C&C Group, a food and beverage manufacturer based in Ireland. The company benefited from strong demand in the United Kingdom for its Magners branded cider.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	fund Inception (07/19/02)

Allianz NACM Global Fund Class A	12.07%	17.24%	—	—	20.40%
Allianz NACM Global Fund Class A (adjusted)	5.91%	10.79%	—	—	18.88%
Allianz NACM Global Fund Class B	11.68%	16.35%	—	—	19.52%
Allianz NACM Global Fund Class B (adjusted)	6.68%	11.35%	—	—	19.28%
Allianz NACM Global Fund Class C (adjusted)	10.65%	15.31%	—	—	19.50%
MSCI All Country World Index Net	13.97%	20.95%	—	—	16.84%
Lipper Global Multi-Cap Growth Fund Average	12.89%	18.39%	—	—	16.53%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*         Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

United States	36.5%
Japan	10.0%
France	8.9%
Switzerland	8.0%
Hong Kong	7.3%
United Kingdom	5.6%
Netherlands	3.6%
Germany	2.4%
Other	12.7%
Cash & Equivalents — Net	5.0%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,120.70	$1,116.80	$1,116.50	$1,017.80	$1,014.01	$1,014.01
Expenses Paid During Period	$7.86	$11.84	$11.84	$7.48	$11.27	$11.27

For each class of the Fund, expenses are equal to the expense ratio for the class (1.47% for Class A, 2.22% for Class B, 2.22% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006   7

Allianz NACM International Fund

Portfolio Insights

•

NACM International Fund seeks to achieve maximum long-term capital appreciation by investing primarily in companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index.

•

Stock selection, which was particularly strong in Japan, Finland and the information technology sector was a positive for Fund performance. Top-performing holdings included Nintendo, a Japanese video game company that had a successful new product launch; Outokumpu, a Finnish steel producer that enjoyed strong demand for raw steel and value-added steel products; and Foxconn International, a Chinese assembler of cell phone handsets that gained share with existing customers.

•

An underweight in utilities negatively impacted relative results. Utilities was the best-performing sector in the index, supported by merger activity among European names and positive macroeconomic trends for Japanese companies. Stock selection in France and the health care sector also detracted. The share price of Sanofi-Aventis, a French pharmaceutical manufacturer, declined as the company sought to defend the patent on its blockbuster drug Plavix.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (05/07/01)

Allianz NACM International Fund Class A	14.30%	30.35%	20.58%	—	15.76%
Allianz NACM International Fund Class A (adjusted)	8.01%	23.18%	19.22%	—	14.61%
Allianz NACM International Fund Class C (adjusted)	12.83%	28.37%	19.68%	—	14.90%
MSCI EAFE Index Net	14.69%	26.35%	14.98%	—	9.93%
Lipper International Multi-Cap Core Fund Average	14.74%	25.23%	14.52%	—	10.13%

†         The Fund began operations on 05/07/01. Index comparisons began on 04/30/01.

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*         Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

Japan	26.6%
United Kingdom	17.1%
France	8.3%
Sweden	5.2%
Switzerland	3.6%
Hong Kong	3.6%
Netherlands	3.5%
Italy	3.5%
Other	23.4%
Cash & Equivalents — Net	5.2%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,143.00	$1,138.30	$1,017.69	$1,013.91
Expenses Paid During Period	$8.05	$12.07	$7.58	$11.37

For each class of the Fund, expenses are equal to the expense ratio for the class (1.49% for Class A and 2.24% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8   Allianz Funds

Allianz NACM Pacific Rim Fund

Portfolio Insights

•

NACM Pacific Rim Fund seeks to achieve long-term growth of capital by normally investing at least 80% of its net assets in equity securities of companies that are tied economically to countries within the Pacific Rim. Many of the countries in which the Fund invests are emerging market countries.

•

The Fund’s outperformance was due to a combination of stock selection and country allocations, which are a byproduct of the bottom-up investment process applied in the portfolio. Stock selection was strongest in Hong Kong and the financials and information technology sectors. One of the Fund’s best-performing stocks was Foxconn International, a Chinese assembler of cell phone handsets that gained share with existing customers. In terms of country allocations, exposure to emerging Asian countries which were not in the benchmark, including China and India, was beneficial, as robust growth in these economies supported significant equity market gains.

•

While the Fund outperformed the index by a wide margin, there were pockets of relative weakness, such as stock selection in Australia. Woodside Petroleum, an Australian oil and gas company, declined on reduced production expectations for two of its fields.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)

Allianz NACM Pacific Rim Fund Class A	13.54%	19.48%	21.27%	—	15.11%
Allianz NACM Pacific Rim Fund Class A (adjusted)	7.29%	12.91%	19.91%	—	14.39%
Allianz NACM Pacific Rim Fund Class B	13.12%	18.63%	20.48%	—	14.40%
Allianz NACM Pacific Rim Fund Class B (adjusted)	8.12%	13.63%	20.29%	—	14.40%
Allianz NACM Pacific Rim Fund Class C (adjusted)	12.12%	17.58%	20.35%	—	14.24%
MSCI Pacific Index Net	8.40%	12.22%	15.52%	—	7.00%
Lipper Pacific Region Fund Average	12.92%	19.85%	18.00%	—	9.29%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

Japan	46.1%
China	12.1%
Australia	9.0%
Hong Kong	6.8%
Indonesia	6.2%
Singapore	5.5%
India	5.0%
South Korea	3.0%
Other	5.1%
Cash & Equivalents — Net	1.2%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,135.40	$1,131.20	$1,131.20	$1,016.23	$1,012.45	$1,012.45
Expenses Paid During Period	$9.58	$13.59	$13.59	$9.05	$12.83	$12.83

For each class of the Fund, expenses are equal to the expense ratio for the class (1.78% for Class A, 2.53% for Class B, 2.53% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006   9

Allianz NFJ International Value Fund

Portfolio Insights

•

NFJ International Value Fund seeks long-term growth of capital and income by normally investing at least 65% of its assets in the common stocks of non-U.S. companies with market capitalizations of more than $1 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups.

•

Non-U.S. equity markets rallied in the second half of 2006, paced by returns from emerging markets. Mid and small cap stocks beat large caps and stocks in Japan and the United Kingdom lagged the international equity market. Australia, Spain and Germany outperformed. In the emerging markets, the outperforming countries were well distributed regionally.

•

In absolute terms, utilities companies delivered the highest returns for the fund. Relative the benchmark, investments in Japan, Brazil, Mexico, and South Korea offered the best performance in national markets. An overweight position in energy detracted from relative returns.

•

In Brazil, materials and energy holdings helped drive returns. Shares of paper manufacturer Votorantim Papel e Celulose rose as the company increased its pulp output. Iron ore producer Cia Vale Rio Doce and integrated gas company Petrobras both benefited relative results.

•

In South Korea, iron and steel maker Posco reported more than doubling its net profit on the year. Energy company and electrical generator Korea Electric Power also contributed positively to relative returns.

•	In the consumer discretionary sector, not holding a position in Japanese automaker Toyota weighed on the fund relative to the benchmarks.

•

The portfolio’s position in oil and gas company Petro-Canada detracted from relative returns. The company’s share price declined during the period as cash flow from current operations dropped with weaker natural gas prices and a six-month shutdown of Petro-Canada’s Terra Nova oil field off the coast of Newfoundland due to equipment failure.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/31/03)

Allianz NFJ International Value Fund Class A	17.43%	30.06%	—	—	33.25%
Allianz NFJ International Value Fund Class A (adjusted)	10.97%	22.91%	—	—	31.33%
Allianz NFJ International Value Fund Class C (adjusted)	16.00%	28.15%	—	—	32.29%
MSCI All Country World Ex US Index Net	15.46%	26.63%	—	—	27.72%
Lipper International Multi-Cap Value Fund Average	14.78%	26.12%	—	—	26.80%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

United Kingdom	13.3%
Brazil	11.4%
Canada	11.0%
South Korea (Republic of)	11.0%
China	8.6%
Netherlands	7.9%
Mexico	6.4%
Bermuda	4.3%
Other	23.3%
Cash & Equivalents — Net	2.8%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Class A	Class C	Class A	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,174.30	$1,170.00	$1,017.80	$1,014.01
Expenses Paid During Period	$8.06	$12.14	$7.48	$11.27

For each class of the Fund, expenses are equal to the expense ratio for the class (1.47% for Class A and 2.22% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10  Allianz Funds

Allianz RCM Biotechnology Fund

Portfolio Insights

•	RCM Biotechnology Fund seeks long-term capital appreciation by investing at least 80% of its assets in common stocks of companies in the biotechnology industry.

•

Large cap biotechnology companies performed well in the second half of 2006, and the Fund’s large cap exposure aided performance. Celgene and Myogen outperformed and overweight positions supported fund performance. Positive data presentations for Celgene’s Revlimid in December at the American Society of Hematology (ASH) meeting reassured investors of the growth potential for the Revlimid franchise. Myogen’s lead compound, ambrisentan, for the treatment of pulmonary arterial hypertension (PAH), had completed phase III trials and has since been submitted to the FDA for marketing approval.

•

Adolor and Nuvelo under performed in the second half of 2006. Adolor announced equivocal data for their constipation drug Entereg in 3Q06 leading to a delay in FDA approval in 4Q06. The Fund’s position in Nuvelo underperformed following the failure of Nuvelo’s lead product alfimeprase, a fibrinolytic for breaking down clots. Fortunately, most of the loss was offset with options.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/97)

Allianz RCM Biotechnology Fund Class A	7.81%	–1.99%	–1.72%	—	13.45%
Allianz RCM Biotechnology Fund Class A (adjusted)	1.88%	–7.38%	–2.83%	—	12.74%
Allianz RCM Biotechnology Fund Class B	7.41%	–2.77%	–2.48%	—	12.69%
Allianz RCM Biotechnology Fund Class B (adjusted)	2.41%	–7.63%	–2.88%	—	12.69%
Allianz RCM Biotechnology Fund Class C (adjusted)	6.41%	–3.70%	–2.47%	—	12.59%
S&P 500 Index	12.75%	15.79%	6.19%	—	5.95%
NASDAQ Biotechnology Index	7.48%	1.01%	–2.56%	—	11.36%
Lipper Health/Biotechnology Fund Average	7.95%	3.97%	3.31%	—	9.06%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The Fund’s portfolio manager considers the NASDAQ Biotechnology Index to be the Fund’s performance benchmarks. Comparisons to the S&P 500 Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

*          Cumulative returns.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Healthcare	97.5%
Consumer Services	0.5%
Cash & Equivalents — Net	2.0%

*         % of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,078.10	$1,074.10	$1,074.10	$1,017.29	$1,013.51	$1,013.51
Expenses Paid During Period	$8.22	$12.13	$12.13	$7.98	$11.77	$11.77

For each class of the Fund, expenses are equal to the expense ratio for the class (1.57% for Class A, 2.32% for Class B, 2.32% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006   11

Allianz RCM Global Resources Fund

Portfolio Insights

•

RCM Global Resources Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in the equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries.

•

Natural resources stocks declined significantly during the third quarter before rebounding back to previous levels during the fourth quarter. As is typically the case, there was great divergence in stock performance. The Fund’s overweight exposure to energy detracted from relative performance.

•

Relative performance during the period was most significantly hurt by the Fund’s underweight exposure to the integrated oils sector, as investor concerns over the pace of global economic growth combined with declining oil prices spurred investors to an unprecedented flight to safety into this sector. An overall shift within the broader market towards value stocks and away from growth stocks also detracted from the Fund’s relative performance, which has a bias towards growth.

•	Metals and mining stocks performed well during the period. Stock selection with in the materials sector was a positive contributor to performance, led by Phelps Dodge, Xstrata, and Teck Cominco.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/30/04)

Allianz RCM Global Resources Fund Class A	–0.83%	16.64%	—	—	30.73%
Allianz RCM Global Resources Fund Class A (adjusted)	–6.29%	10.23%	—	—	27.81%
Allianz RCM Global Resources Fund Class C (adjusted)	–2.16%	14.73%	—	—	29.74%
MSCI World Index Net	13.20%	20.06%	—	—	16.23%
World Energy & Materials Composite Net	8.15%	21.99%	—	—	26.23%
Lipper Natural Resources Fund Average	0.36%	15.30%	—	—	29.50%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The Fund’s portfolio manager considers the World Energy & Materials Composite to be the Fund’s performance benchmark. Comparisons to the MSCI World Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

*         Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

United States	65.0%
Canada	10.1%
United Kingdom	4.4%
France	4.1%
Austria	3.0%
Brazil	1.6%
Norway	1.6%
Switzerland	1.4%
Other	2.2%
Cash & Equivalents — Net	6.6%

*          % of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Class A	Class C	Class A	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$991.70	$987.50	$1,017.69	$1,013.91
Expenses Paid During Period	$7.48	$11.22	$7.58	$11.37

For each class of the Fund, expenses are equal to the expense ratio for the class (1.49% for Class A and 2.24% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

12  Allianz Funds

Allianz RCM Global Small-Cap Fund

Portfolio Insights

•

RCM Global Small-Cap Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in companies with market capitalizations comparable to those companies included in the MSCI World Small-Cap Index. The Fund will ordinarily invest in companies organized or headquartered in at least three different countries.

•

Global small-cap stocks performed well during the second half of the year, helped by the strong gains posted in the fourth quarter. Regionally, European small-cap stocks were among the top performers while Japanese small-cap stocks disappointed investors. The Fund’s overweight exposure to Europe and underweight to Japan, relative to the MSCI World Small-Cap Index, helped relative returns. An underweight to North America and overweight exposure to Latin America also helped.

•

Strong stock selection in the capital goods, consumer discretionary, and apparel industries supported relative performance. In particular, the Fund benefited from its investment in Switzerland based capital goods company Georg Fischer. Greek toy manufacturer and retailer Jumbo S.A. and U.S. based Crocs, the footwear designer and manufacturer, also helped.

•

Relative performance was hindered by stock selection among energy stocks. Notably, alternative energy holding Evergreen Solar performed poorly during the period. This U.S. company provides solar power products. We sold the holding during the later part of the quarter. While we like the company’s technology, we have become concerned about increasing competitive pressures.

•	Japanese based investments in Village Vanguard, Take & Give Needs, and Hoosiers Corp. also hurt Fund performance.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)

Allianz RCM Global Small-Cap Fund Class A	12.52%	20.24%	17.55%	15.87%	15.87%
Allianz RCM Global Small-Cap Fund Class A (adjusted)	6.33%	13.63%	16.23%	15.21%	15.21%
Allianz RCM Global Small-Cap Fund Class B	12.07%	19.34%	16.77%	15.22%	15.22%
Allianz RCM Global Small-Cap Fund Class B (adjusted)	7.07%	14.34%	16.55%	15.22%	15.22%
Allianz RCM Global Small-Cap Fund Class C (adjusted)	11.08%	18.35%	16.75%	15.04%	15.04%
MSCI World Small-Cap Index Net	10.14%	17.23%	17.45%	9.87%	9.87%
Lipper Global Small/Mid-Cap Growth Fund Average	12.97%	20.55%	13.77%	11.70%	11.70%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*          Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

United States	32.2%
Japan	12.1%
Germany	8.3%
Switzerland	5.8%
France	5.4%
United Kingdom	4.8%
South Korea	3.2%
Italy	3.2%
Other	23.2%
Cash & Equivalents — Net	1.8%

*          % of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,125.20	$1,120.70	$1,120.80	$1,016.28	$1,012.50	$1,012.50
Expenses Paid During Period	$9.48	$13.47	$13.47	$9.00	$12.78	$12.78

For each class of the Fund, expenses are equal to the expense ratio for the class (1.77% for Class A, 2.52% for Class B, 2.52% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006   13

Allianz RCM Healthcare Fund

Portfolio Insights

•	RCM Healthcare Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of companies in the healthcare industry.

•

Large cap stocks in orthopedics and pharmaceuticals generally outperformed the health-care universe. The Fund’s overweights in Zimmer and Stryker were among the top 10 performers. Fears about reimbursement, pricing, and slowing growth all lifted in the second half of 2006.

•

Pharmaceutical companies Shire, Merck, and Schering-Plough also contributed significantly to performance. All three companies had good financial results throughout the period; Merck and Shire also reported positive pipeline news.

•

Two small-cap medical device IPO’s BioMimetic Therapeutics and Volcano, were among the top performers. BMTI had excellent pipeline news, while VOLC posted strong financial results in the two quarters following its public offering.

•

On the downside, the Fund’s position in Adolor Corp. was a drag on relative performance. During the third quarter, Adolor announced disappointing data on its lead compound Entereg, despite what appeared to be very promising Phase 2 data.

•

Absolute and relative performance was also hurt by the Fund’s position in Nuvelo, a small-cap biotech company with disappointing Phase 3 data on its lead compound. Fortunately, most of the loss was offset with options. Lastly, our position in Kinetic Concepts hurt performance. The company lost a key patent court case, raising concerns about potential competition.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)

Allianz RCM Healthcare Fund Class A	5.60%	0.58%	1.78%	13.06%	13.06%
Allianz RCM Healthcare Fund Class A (adjusted)	–0.20%	–4.95%	0.64%	12.43%	12.43%
Allianz RCM Healthcare Fund Class B	5.21%	–0.18%	1.01%	12.39%	12.39%
Allianz RCM Healthcare Fund Class B (adjusted)	0.21%	–5.18%	0.63%	12.39%	12.39%
Allianz RCM Healthcare Fund Class C (adjusted)	4.16%	–1.18%	1.01%	12.22%	12.22%
S&P 500 Index	12.75%	15.79%	6.19%	8.42%	8.42%
S&P 500 Healthcare Index	11.77%	7.53%	1.69%	9.26%	9.26%
MSCI World Index Net	13.20%	20.06%	9.97%	7.64%	7.64%
MSCI World Healthcare Index Net	8.20%	10.46%	4.58%	8.71%	8.71%
Lipper Health/Biotechnology Fund Average	7.95%	3.97%	3.31%	9.96%	9.96%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The Fund’s portfolio manager considers the S&P 500 Healthcare Index to be the Fund’s performance benchmark. Comparisons to the S&P 500 Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

*          Cumulative returns.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Healthcare	98.5%
Cash & Equivalents — Net	1.5%

*          % of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,056.00	$1,052.10	$1,051.60	$1,017.29	$1,013.51	$1,013.51
Expenses Paid During Period	$8.14	$12.00	$12.00	$7.98	$11.77	$11.77

For each class of the Fund, expenses are equal to the expense ratio for the class (1.57% for Class A, 2.32% for Class B, 2.32% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

14  Allianz Funds

Allianz RCM International Growth Equity Fund

Portfolio Insights

•	RCM International Growth Equity Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in equity securities of non-U.S. companies.

•	Investor sentiment toward U.S. and overseas stocks turned positive over the second half of 2006 as evidenced by increases in both the MSCI EAFE Index and the S&P 500 Index.

•

Relative performance was held back over the reporting period by stock selection within the financials sector. In particular, the Fund’s investments in Japanese bank holdings, including Mizuho Financial and Mitsubishi UFJ Financial negatively impacted performance. Japanese economic growth remains very modest as evidenced by a lower than expected rise in machinery orders during the fourth quarter and as personal consumption growth in the world’s second largest economy has slowed more than anticipated.

•

Positive stock selection within the industrials, materials, and healthcare sectors positively impacted performance. Within the materials sector, Xstrata, a top ten holding in the Fund, was one of the top relative outperformers. British-based Xstrata is a diversified mining company which continues to benefit from the industrialization and urbanization of emerging economies.

•

Stock selection within the Consumer Discretionary sector was a drag on the Fund’s relative performance. Specifically, our positions in two online gaming stocks, PartyGaming and Sport-ingbet, held back returns over this time period.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/22/95)

Allianz RCM International Growth Equity Fund Class A	9.39%	19.77%	9.57%	5.19%	7.22%
Allianz RCM International Growth Equity Fund Class A (adjusted)	3.37%	13.18%	8.34%	4.60%	6.70%
Allianz RCM International Growth Equity Fund Class B	8.94%	18.96%	8.75%	4.64%	6.73%
Allianz RCM International Growth Equity Fund Class B (adjusted)	3.94%	13.96%	8.46%	4.64%	6.73%
Allianz RCM International Growth Equity Fund Class C (adjusted)	8.00%	17.98%	8.76%	4.41%	6.42%
MSCI EAFE Index	14.69%	26.35%	14.98%	7.71%	7.57%
MSCI EAFE Growth Index	11.92%	22.31%	12.27%	5.08%	5.17%
Lipper International Large-Cap Growth Fund Average	13.43%	22.68%	10.78%	5.98%	7.04%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The Fund’s portfolio manager considers the MSCI EAFE Growth Index to be the Fund’s performance benchmark. Comparisons to the MSCI EAFE Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

*          Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

Japan	23.5%
Switzerland	16.6%
United Kingdom	14.4%
France	11.7%
Germany	9.9%
Sweden	4.2%
Netherlands	4.0%
Italy	2.8%
Other	12.7%
Cash & Equivalents — Net	0.2%

*          % of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,093.90	$1,089.40	$1,090.00	$1,018.20	$1,014.47	$1,014.42
Expenses Paid During Period	$7.34	$11.22	$11.27	$7.07	$10.82	$10.87

For each class of the Fund, expenses are equal to the expense ratio for the class (1.39% for Class A, 2.13% for Class B, 2.14% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006   15

Allianz RCM Technology Fund

Portfolio Insights

•

RCM Technology Fund seeks long-term capital appreciation by investing at least 80% of its assets in technology and technology-related companies. The Fund will ordinarily invest in companies organized or headquartered in at least three different countries.

•

The six month period consisted of a very weak beginning as most technology stocks reached a bottom in July; investors came back to technology gradually, with the mega-cap technology companies performing particularly well. The Fund was underweight in those large stocks and therefore lagged the Technology Index.

•

In addition to an overall weak environment for technology stocks in early 2006, RCM’s growth style has faced a considerable headwind versus the broader market. Large-cap value stocks (Russell 1000 Value) outperformed growth issues (Russell 1000 Growth) by 4.62% in the second half of 2006.

•

Many of our semiconductor holdings declined as they experienced an inventory correction, and our mid-sized software stocks were hit by investor concerns over legal or competitive issues. We were helped by two takeovers of our companies as well as good performance by our wireless and video game stocks.

•

Our non-U.S. stocks did well, led by Nintendo, Research in Motion, and TenCent. We cut back our energy holdings, with most of our holdings now in the solar area, but that group still detracted from performance.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/27/95)

Allianz RCM Technology Fund Class A	12.66%	4.59%	5.93%	14.57%	15.57%
Allianz RCM Technology Fund Class A (adjusted)	6.46%	–1.16%	4.74%	13.93%	14.97%
Allianz RCM Technology Fund Class B	12.21%	3.81%	5.12%	13.97%	15.01%
Allianz RCM Technology Fund Class B (adjusted)	7.21%	–1.19%	4.79%	13.97%	15.01%
Allianz RCM Technology Fund Class C (adjusted)	11.21%	2.81%	5.11%	13.71%	14.69%
NASDAQ Composite Index	11.19%	9.51%	4.37%	6.47%	7.85%
Goldman Sachs Technology Index	14.98%	8.98%	1.05%	6.24%	8.69%
Lipper Science & Technology Fund Average	9.99%	7.21%	1.03%	6.80%	7.20%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The Fund’s portfolio manager considers the Goldman Sachs Technology Index to be the Fund’s performance benchmark. Comparisons to the NASDAQ Composite Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

*          Cumulative returns.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	67.6%
Telecommunications	10.8%
Consumer Discretionary	6.1%
Energy	4.0%
Financial Services	2.3%
Capital Goods	2.0%
Other	3.1%
Cash & Equivalents — Net	4.1%

*          % of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,126.60	$1,122.10	$1,122.10	$1,016.99	$1,013.21	$1,013.21
Expenses Paid During Period	$8.74	$12.73	$12.73	$8.29	$12.08	$12.08

For each class of the Fund, expenses are equal to the expense ratio for the class (1.63% for Class A, 2.38% for Class B, 2.38% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

16  Allianz Funds

Schedule of Investments
NACM Emerging Markets Opportunities Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—91.8%

Argentina—0.5%
Tenaris S.A. ADR	4,300	$214

Brazil—9.2%
Cosan S.A. Industria e Comercio (a)	10,100	211
Cyrela Brazil Realty S.A.	61,400	586
Gerdau S.A. ADR	17,850	286
Localiza Rent A Car	14,500	436
Lojas Renner S.A.	29,100	418
Natura Cosmeticos S.A.	18,900	264
Petroleo Brasileiro S.A. ADR	6,000	618
Tim Participacoes S.A. ADR	5,600	194
Unibanco - Uniao de Bancos Brasileiros S.A. GDR (a)	6,700	623

		3,636

Cayman Islands—3.5%
Foxconn International Holdings Ltd. (a)	182,100	597
Hutchison Telecommunications International Ltd. (a)	221,000	559
Melco PBL Entertainment Macau Ltd. ADR (a)	10,800	230

		1,386

China—11.5%
AAC Acoustic Technology Holdings, Inc. (a)	510,000	485
Celestial Nutrifoods Ltd. (a)	404,000	395
China Communications Construction Co., Ltd. (a)	846,000	835
China Hongxing Sports Ltd.	480,000	660
China Infrastructure Machinery Holdings Ltd. (a)	246,000	297
China Shenhua Energy Co., Ltd., Class H	146,800	353
Industrial & Commercial Bank of China (a)	1,029,000	642
Nine Dragons Paper Holdings Ltd.	496,900	857

		4,524

Egypt—1.1%
Orascom Construction Industries GDR	2,319	223
Orascom Telecom Holding SAE	3,276	215

		438

Hong Kong—3.2%
Hengan International Group Co., Ltd.	238,000	581
Melco International Development	104,000	247
Shun TAK Holdings Ltd.	288,000	439

		1,267

India—4.1%
ITC Ltd. GDR (b)	88,400	349
Reliance Capital Ltd. GDR (b)	541	8
Reliance Industries Ltd. GDR (b)	9,757	561
Satyam Computer Services Ltd. ADR	29,200	701

		1,619

	Shares	Value (000s)

Indonesia—5.9%
PT Bakri Brothers (a)	18,986,000	$332
PT Bank Niaga Tbk.	4,553,500	468
PT Ciputra Surya Tbk.	2,613,000	285
PT Kawasan Industri Jababeka Tbk.	12,676,500	219
PT Perusahaan Gas Negara	211,500	274
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.	504,000	372
PT United Tractors Tbk.	534,000	390

		2,340

Israel—0.8%
Nice Systems Ltd. ADR (a)	10,800	332

Luxembourg—1.6%
Evraz Group S.A. GDR	24,257	621

Malaysia—3.0%
Bumiputra Commerce Asset-Holding Bhd.	272,800	598
IOI Corp.	74,200	387
Maxis Communications Bhd	64,800	187

		1,172

Mexico—6.7%
America Movil S.A. de C.V. ADR	16,360	740
Consorcio ARA, S.A. de C.V.	79,700	542
Corp GEO S.A. de C.V. (a)	74,700	374
Fomento Economico Mexicano S.A. de C.V. ADR	1,800	209
Grupo Famsa S.A. (a)	111,800	502
Industrias Penoles S.A. de C.V.	29,600	271

		2,638

Peru—1.5%
Credicorp Ltd.	14,300	585

Philippines—3.2%
Banco de Oro Universal Bank	318,700	299
Bank of the Philippine Islands	319,500	413
Megaworld Corp.	4,296,000	211
Robinsons Land Corp.	1,005,100	332

		1,255

Poland—1.3%
Globe Trade Centre S.A. (a)	36,768	508

Russia—6.0%
LUKOIL ADR	8,500	743
OAO Gazprom ADR	20,724	951
Unified Energy System GDR	6,000	658

		2,352

Singapore—0.9%
Midas Holdings Ltd.	426,000	360

South Africa—8.0%
Ellerine Holdings Ltd.	29,579	327
Impala Platinum Holdings Ltd.	16,257	425
Imperial Holdings Ltd. (a)	8,914	208
Kumba Iron Ore Ltd. (a)	21,370	339
Kumba Resources Ltd.	21,370	170
Naspers Ltd.	15,072	357
Pretoria Portland Cement Co., Ltd	5,344	295
Sasol Ltd.	14,046	517
Wilson Bayly Holmes-Ovcon Ltd.	51,875	540

		3,178

	Shares	Value (000s)

South Korea—10.3%
Cheil Industries, Inc. (a)	4,910	$207
Daishin Securities Co., Ltd.	7,710	193
Hynix Semi-conductor, Inc. (a)	14,780	576
Hyundai Engineering & Construction Co., Ltd. (a)	11,010	672
Industrial Bank of Korea (a)	19,880	365
Korea Investment Holdings Co., Ltd.	12,030	596
Korea Zinc Co., Ltd.	2,260	240
NHN Corp. (a)	1,722	209
Shinhan Financial Group Co., Ltd. (a)	7,540	385
STX Pan Ocean Co., Ltd. (a)	955,000	641

		4,084

Taiwan—7.1%
Advanced Semi-conductor Engineering, Inc. (a)	305,943	343
ASE Test Ltd. (a)	42,000	424
Asustek Computer, Inc.	175,000	478
Catcher Technology Co., Ltd.	41,263	402
Cathay Financial Holding Co., Ltd.	163,203	370
Far Eastern Textile Co., Ltd.	308,600	269
Siliconware Precision Industries Co., Ltd.	319,306	499

		2,785

United States—2.4%
NII Holdings, Inc., Class B (a)	8,500	548
Southern Copper Corp.	7,100	382

		930

Total Common Stock (cost—$22,235)		36,224

PREFERRED STOCK—3.8%

Brazil—3.8%
All America Latina Logistica S.A., UNIT	124,400	1,291
Lojas Americanas S.A.	3,700,000	207

Total Preferred Stock (cost—$691)		1,498

RIGHTS (a)—0.0%

Philippines—0.0%
Megaworld Corp. (cost—$0)	1,718,400	20

WARRANTS (a)—3.6%

	Units

India—2.2%
Associated Cement Co., Ltd., Expires 7/12/11	16,782	412
Reliance Communications Ltd., Expires 1/25/11	43,833	467

		879

Peru—1.4%
Sterlite Industries, Expires 9/18/07	44,542	547

Total Warrants (cost—$985)		1,426

See accompanying Notes to Financial Statements  |  12.31.06  |  Allianz Funds Semi-Annual Report   17

Schedule of Investments (cont.)
NACM Emerging Markets Opportunities Fund
December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—0.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $38; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $40 including accrued interest (cost—$38)	$38	$38

Total Investments
(cost—$23,949) (c)—99.3%		39,206

Other assets less liabilities—0.7%		264

Net Assets—100.0%		$39,470

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(c) Securities with an aggregate value of $22,128, which represents 56.06% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

UNIT — More than one class of securities traded together.

18  Allianz Funds Semi-Annual Report  |  12.31.06  | See accompanying Notes to Financial Statements

Schedule of Investments
NACM Global Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—95.0%

Bermuda—0.9%
Orient-Express Hotels Ltd.	8,000	$379

France—8.9%
Alcatel S.A. ADR	34,500	491
Alten (a)	13,091	487
AXA S.A.	15,782	636
Pinault-Printemps- Redoute S.A.	3,216	480
SOITEC (a)	10,651	376
Total S.A.	10,758	774
Veolia Environnement	8,106	618

		3,862

Germany—2.4%
Henkel KGaA	4,076	527
Siemens AG	5,244	515

		1,042

Greece—1.2%
OPAP S.A.	13,730	530

Hong Kong—7.3%
AAC Acoustic Technology Holdings, Inc. (a)	346,000	329
Cheung Kong Ltd.	49,000	602
Hutchison Telecommunications
International Ltd. (a)	196,000	496
Hutchison Whampoa Ltd.	46,000	466
Jardine Matheson Holdings Ltd.	20,400	435
Melco International Development	194,000	461
New World Development Ltd.	190,000	381

		3,170

Indonesia—1.2%
PT Indosat Tbk.	665,000	505

Ireland—2.3%
CRH PLC	13,362	556
Icon PLC ADR (a)	12,100	456

		1,012

Italy—2.3%
Luxottica Group SpA	13,661	419
Unicredito Italiano SpA	65,950	576

		995

Japan—10.0%
Aichi Corp.	41,600	404
Asics Corp.	35,000	439
Chugai Pharmaceutical Co., Ltd.	25,200	519
Japan Tobacco, Inc.	115	556
Mitsubishi Tokyo Financial Group, Inc.	41	509
NGK Spark Plug Co., Ltd.	16,000	301
Nisshinbo Industries, Inc.	25,000	259
Nitori Co., Ltd.	6,750	292
Sumco Corp.	6,300	532
Sumitomo Mitsui Financial Group, Inc.	52	532

		4,343

	Shares	Value (000s)

Netherlands—3.6%
Koninklijke Ahold NV (a)	40,808	$433
Koninklijke (Royal) Philips
Electronics NV	13,873	522
Royal Numico NV	11,593	622

		1,577

South Korea—1.5%
Samsung Electronics Co., Ltd.	1,008	661

Spain—1.4%
Tecnicas Reunidas S.A. (a)	15,337	588

Sweden—0.9%
Assa Abloy AB	18,400	399

Switzerland—8.0%
Adecco S.A.	5,306	362
Nestle S.A.	1,407	499
Panalpina Welttransport Holding AG	4,105	559
Roche Holdings AG	4,280	766
Sika AG (a)	250	387
UBS AG	11,595	702
Ypsomed Holding AG (a)	2,227	204

		3,479

Taiwan—1.0%
United Microelectronics Corp. ADR	130,200	454

United Kingdom—5.6%
ARM Holdings PLC	247,075	606
IG Group Holdings PLC	90,893	517
International Power PLC	86,735	646
Standard Chartered PLC	23,305	679

		2,448

United States—36.5%
3M Co.	7,500	584
Affiliated Managers Group, Inc. (a)	4,500	473
American International Group, Inc.	10,300	738
Ansys, Inc. (a)	7,800	339
Bank of America Corp.	12,900	689
Capital One Financial Corp.	6,200	476
Celgene Corp. (a)	7,800	449
Celgene Corp. (a)	7,800	449
Cerner Corp. (a)	9,400	428
ConocoPhillips	7,900	568
Corning, Inc. (a)	29,500	552
DaVita, Inc. (a)	6,000	341
Federated Department Stores, Inc.	10,400	397
Genzyme Corp. (a)	4,800	296
Harman International Industries, Inc.	5,800	579
Humana, Inc. (a)	5,300	293
ITT Industries, Inc.	8,400	477
JP Morgan Chase & Co.	10,700	517
Lexmark International, Inc. (a)	8,700	637
Martin Marietta Materials, Inc.	5,000	520
Morgan Stanley	6,700	546
Occidental Petroleum Corp.	12,100	591
Oracle Corp. (a)	31,300	537
Praxair, Inc.	10,100	599
QUALCOMM, Inc.	11,400	431

	Shares	Value (000s)

Quiksilver, Inc. (a)	19,700	$310
Raytheon Co.	7,500	396
Tim Hortons, Inc.	16,600	481
UnitedHealth Group, Inc.	9,900	532
Valero Energy Corp.	7,300	373
Warnaco Group, Inc. (a)	19,300	490
Wyeth	12,100	616
XTO Energy, Inc.	13,500	635

		15,890

Total Common Stock
(cost—$37,106)		41,334

WARRANTS (a)—1.1%

Units

United States—1.1%
Credit Suisse First Boston- Hon Hai Precision Industry Co., Ltd., Expires 11/5/07 (cost—$372)	66,881	476

	Principal Amount (000s)

Repurchase Agreement—3.2%
State Street Bank & Trust Co.,
dated 12/29/06, 4.90%, due
1/2/07, proceeds $1,416;		$1,415	1,415
collateralized by
Fannie Mae, 3.25%, due
8/15/08, valued at
$1,446 including accrued
interest (cost—$1,415)

Total Investments
(cost—$38,893) (b)—99.3%			43,225

Other assets less liabilities—0.7%			274

Net Assets—100.0%	$		43,499

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) Securities with an aggregate value of $23,665, which represents 54.38% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  19

Schedule of Investments
NACM International Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—94.8%

Australia—2.0%
Australia & New Zealand Banking Group Ltd. (b)	238,600	$5,296
BHP Billiton Ltd. (b)	79,400	1,579
Minara Resources Ltd.	322,600	1,486
Oxiana Ltd. (b)	1,419,300	3,531

		11,892

Austria—0.7%
Immoeast AG (a)	297,400	4,176

Belgium—3.0%
Fortis NV, Class B, UNIT	254,000	10,812
InBev NV	100,600	6,619

		17,431

Bermuda—0.5%
Esprit Holdings Ltd.	280,000	3,126

Cayman Islands-—0.8%
Foxconn International Holdings Ltd. (a)	1,482,000	4,862

Denmark—0.9%
Codan A/S	21,900	2,124
Danske Bank A/S	75,300	3,337

		5,461

Finland—2.4%
Outokumpu Oyj	358,800	13,987

France—8.3%
Bacou Dalloz	7,700	1,030
BNP Paribas	65,650	7,142
Capgemini S.A.	20,500	1,283
Credit Agricole S.A.	88,800	3,722
Groupe Steria SCA	13,800	826
Lafarge S.A.	26,400	3,924
Neopost S.A.	9,100	1,142
Renault S.A.	80,800	9,675
Sanofi-Aventis	25,600	2,360
Societe Generale	36,811	6,227
Total S.A.	87,197	6,275
Vallourec S.A.	14,400	4,161
Vivendi Universal S.A.	19,700	768

		48,535

Germany—3.0%
Deutsche Bank AG	105,900	14,069
Deutz AG (a)	118,700	1,566
ThyssenKrupp AG (b)	33,700	1,580

		17,215

Greece—0.7%
Hellenic Telecommunications Organization S.A. (a)	141,100	4,221

Hong Kong—3.6%
China Mobile Ltd.	1,407,000	12,155
Hong Kong Aircraft Engineering	81,000	1,103
Hong Kong Exchange & Clearing Ltd.	462,000	5,064
Yue Yuen Industrial Holdings Ltd.	768,000	2,427

		20,749

	Shares	Value (000s)

Ireland—2.8%
Bank of Ireland	171,000	$3,937
C&C Group PLC	685,200	12,157

		16,094

Italy—3.5%
Banca Popolare di Verona e Novara S.c.r.l. (b)	72,200	2,069
Banche Popolari Unite S.c.r.l.	344,400	9,446
Eni SpA	87,000	2,926
Saipem SpA	76,000	1,972
Telecom Italia SpA	1,290,400	3,888

		20,301

Japan—26.6%
Brother Industries Ltd.	635,000	8,589
Canon, Inc.	221,500	12,470
Denso Corp.	38,400	1,523
FUJIFILM Holdings Corp.	227,000	9,350
Hitachi High Technologies Corp.	165,900	4,921
Honda Motor Co., Ltd.	129,900	5,127
Isuzu Motors Ltd.	212,000	991
Itochu Corp.	910,000	7,459
JFE Holdings, Inc.	41,200	2,118
Kobe Steel Ltd.	498,000	1,704
Konica Minolta Holdings, Inc. (a)	394,000	5,560
Marubeni Corp.	1,296,000	6,566
Mazda Motor Corp.	303,000	2,065
Mitsubishi Corp.	46,400	872
Mitsui & Co., Ltd. (b)	408,000	6,113
Mitsui Chemicals, Inc.	876,000	6,735
Mitsui Trust Holdings, Inc.	63,000	720
Mizuho Financial Group, Inc.	155	1,106
Nintendo Co., Ltd.	42,500	11,003
Nippon Electric Glass Co., Ltd.	108,000	2,265
Nippon Mining Holdings, Inc.	130,000	934
Nippon Suisan Kaisha Ltd.	446,000	2,620
Nippon Yusen KK	1,462,000	10,691
Nipro Corp.	56,000	1,024
Pacific Metals Co., Ltd.	216,000	2,113
Ricoh Co., Ltd.	98,000	1,996
Star Micronics Co., Ltd.	69,000	1,379
Sumco Corp.	37,000	3,127
Sumitomo Corp.	243,000	3,638
Sumitomo Metal Industries Ltd.	1,311,000	5,692
Suzuki Motor Corp. (b)	150,400	4,239
Toyota Motor Corp.	289,900	19,402
Yamaha Motor Co., Ltd.	41,000	1,289

		155,401

Netherlands—3.5%
Heineken NV	118,900	5,649
ING Groep NV	60,300	2,665
Koninklijke (Royal) KPN NV	182,700	2,593
Royal Dutch Shell PLC, Class B	108,600	3,797
USG People NV (b)	129,500	5,640

		20,344

Norway—3.4%
DnB NOR ASA	542,200	7,672
Ementor ASA (a)	242,000	1,356
Orkla ASA	191,500	10,799

		19,827

	Shares	Value (000s)

Singapore—0.3%
SembCorp Marine Ltd. (b)	904,000	$2,002

Spain—2.9%
Acerinox S.A. (b)	136,600	4,148
ACS Actividades Construcciones y Servicios S.A.	86,600	4,870
Inditex S.A.	82,100	4,416
Telefonica S.A.	154,628	3,283

		16,717

Sweden—5.2%
Nordea Bank AB	218,000	3,351
Sandvik AB	417,100	6,041
Skandinaviska Enskilda Banken AB, Class B	242,400	7,681
Swedbank AB	216,800	7,855
Swedish Match AB	150,500	2,810
TeliaSonera AB	345,500	2,828

		30,566

Switzerland—3.6%
Novartis AG	91,100	5,233
Roche Holdings AG	50,410	9,019
Swiss Reinsurance	57,500	4,873
Zurich Financial Services AG	8,142	2,185

		21,310

United Kingdom—17.1%
AstraZeneca PLC	134,519	7,209
Aviva PLC	43,940	705
Barclays PLC	710,405	10,143
Barratt Developments PLC	65,600	1,581
BHP Billiton PLC	232,500	4,258
British American Tobacco PLC	177,900	4,982
BT Group PLC	907,900	5,364
Firstgroup PLC	127,500	1,430
GlaxoSmithKline PLC	386,826	10,182
HBOS PLC	143,488	3,172
Kazakhmys PLC	149,400	3,224
Man Group PLC	532,300	5,433
Marks & Spencer Group PLC	452,700	6,344
Reckitt Benckiser PLC	40,400	1,843
Royal Bank of Scotland
Group PLC	122,900	4,783
Royal Dutch Shell PLC, Class A	152,200	5,307
Scottish & Newcastle PLC	651,000	7,118
Scottish Power PLC	420,200	6,145
Tate & Lyle PLC	202,900	3,048
Wimpey George PLC	170,400	1,855
WM Morrison Supermarkets PLC	1,220,700	6,076

		100,202

Total Common Stock (cost—$480,629)		554,419

20  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
 NACM International Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—8.9%

Collateral Invested for Securities
on Loan (c)(d)-4.8%
Allianz Dresdner Daily Asset Fund	28,216,936	$28,217

	Principal Amount (000s)

Repurchase Agreement—4.1%
State Street Bank & Trust Co.,
dated 12/29/06, 4.90%, due
1/2/07, proceeds $24,166;	$24,153	24,153
collateralized by Federal
Home Loan Bank, 4.125%,
due 2/15/08, valued at
$24,636 including accrued
interest (cost—$24,153)

Total Short Term Investments (cost—$52,370)		52,370

Total Investments
(cost—$532,999) (e)—103.7%		606,789

Liabilities in excess of other assets—(3.7)%		(21,691)

Net Assets—100.0%		$585,098

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $27,333; cash collateral of $28,217 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from the securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $541,949, which represents 92.63% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

UNIT — More than one class of securities traded together.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  21

Schedule of Investments
NACM Pacific Rim Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.8%

Australia—9.0%
AMP Bank Ltd. (b)	807,847	$6,418
BHP Billiton Ltd. (b)	163,925	3,260
Commonwealth Bank of Australia (b)	95,035	3,701
CSL Ltd. (b)	80,350	4,136
Macquarie Bank Ltd. (b)	61,659	3,833
Rio Tinto Ltd. (b)	25,438	1,481
Westpac Capital Corp. (b)	155,944	2,975
Woodside Petroleum Ltd. (b)	45,402	1,360

		27,164

China—12.1%
AAC Acoustic Technology Holdings, Inc. (a)	4,074,000	3,875
Celestial Nutrifoods Ltd. (a)(b)	3,087,000	3,017
China Communications Construction Co., Ltd. (a)	3,237,000	3,196
China Hongxing Sports Ltd. (b)	3,670,000	5,048
China Infrastructure Machinery Holdings Ltd. (a)	1,878,000	2,270
China Shenhua Energy Co., Ltd., Class H Holdings Ltd. (a)	1,389,000	4,557
Industrial & Commercial Bank of China (a)	8,220,000	5,126
Nine Dragons Paper Holdings Ltd.	3,803,100	6,554

		36,446

Hong Kong—6.8%
Hengan International Group Co., Ltd.	1,874,000	4,572
Hutchison Telecommunications International Ltd. (a)	1,771,000	4,481
Melco International Development	797,000	1,893
Shangri-La Asia Ltd.	2,297,150	5,983
Shun TAK Holdings Ltd.	2,218,000	3,383

		20,312

India—5.0%
ACC Ltd.	128,094	3,146
Reliance Communications Ltd. (a)	301,369	3,207
Satyam Computer Services Ltd. ADR (b)	184,100	4,420
Sterlite Industries India Ltd.	346,815	4,252

		15,025

Indonesia—6.2%
PT Bakri Brothers (a)	154,958,500	2,712
PT Bank Niaga Tbk.	35,958,500	3,699
PT Ciputra Surya Tbk.	21,018,000	2,289
PT Kawasan Industri Jababeka Tbk.	104,078,500	1,796
PT Perusahaan Gas Negara	1,701,500	2,206
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.	4,044,500	2,986
PT United Tractors Tbk.	4,081,500	2,977

		18,665

	Shares	Value (000s)

Japan—46.1%
Amada Co., Ltd.	382,000	$4,044
Denso Corp.	115,000	4,560
Haseko Corp. (a)(b)	1,711,000	6,106
Hitachi Construction Machinery Co., Ltd.	89,300	2,398
Ibiden Co., Ltd.	78,800	3,963
Japan Steel Works Ltd. (b)	738,000	5,764
Kawasaki Heavy Industries Ltd. (b)	599,000	2,244
Kirin Brewery Co., Ltd.	237,000	3,724
KK DaVinci Advisors (a)(b)	5,507	5,458
Komatsu Electronic Metals Co., Ltd.	84,200	4,372
Marubeni Corp.	417,000	2,113
Mitsubishi Heavy Industries Ltd.	562,000	2,550
Mitsubishi Tokyo Financial Group, Inc.	355	4,404
Mitsui & Co., Ltd. (b)	154,000	2,308
Mitsui Fudosan Co., Ltd.	65,000	1,584
Mizuho Financial Group, Inc.	814	5,806
Murata Manufacturing Co., Ltd.	19,300	1,302
Nikon Corp. (b)	100,000	2,192
Nintendo Co., Ltd.	20,100	5,204
Nishi-Nippon City Bank Ltd.	665,000	2,869
Nissan Motor Co., Ltd.	114,200	1,378
Nomura Holdings, Inc.	185,800	3,505
Nomura Research Institute Ltd.	28,700	4,158
Orix Corp. (b)	14,390	4,173
Osaka Securities Exchange Co., L Financial Group, Inc.	211	2,160
Suzuki Motor Corp.	103,000	2,903
T&D Holdings, Inc.	43,500	2,872
Taiheiyo Cement Corp.	795,000	3,113
Takeda Pharmaceutical Co., Ltd.	57,200	3,920
Takeuchi Manufacturing Co., Ltd.	33,600	1,563
THK Co., Ltd.	145,500	3,745
Toho Tenax Co., Ltd. (a)(b)	465,000	3,113
Tokuyama Corp. (b)	254,000	3,851
Tokyu Land Corp. (b)	587,000	5,520
Tokyu Livable, Inc. (b)	33,100	2,415
Toshiba Corp. (b)	198,000	1,287
Toyota Boshoku Corp.	136,000	2,938
Toyota Motor Corp.	147,800	9,892

		138,870

Malaysi—-2.6%
Bumuputra Commerce Holding Bhd.	2,162,300	4,737
IOI Corp.	598,000	3,118

		7,855

Philippines—2.5%
Bank of the Philippine Islands	2,672,400	3,455
Megaworld Corp.	34,368,000	1,688
Robinsons Land Corp.	7,142,800	2,361

		7,504

Singapore—5.5%
ASE Test Ltd. (a)(b)	169,700	1,712
DBS Group Holdings Ltd.	309,000	4,536
Midas Holdings Ltd.	3,137,000	2,649
Singapore Exchange Ltd.	1,506,000	5,560
UOL Group Ltd.	772,000	2,177

		16,634

	Shares	Value (000s)

South Korea—3.0%
Hyundai Engineering & Construction Co., Ltd. (a)	36,200	$2,209
Korea Zinc Co., Ltd.	17,040	1,806
STX Pan Ocean Co., Ltd. (a)	7,492,000	5,025

		9,040

Total Common Stock (cost—$250,959)		297,515

RIGHTS (a)—0.0%

Philippines—0.0%
Megaworld Corp. (cost—$0)	13,747,200	165

SHORT-TERM INVESTMENTS—19.9%

Collateral Invested for Securities on Loan (c)(d)—19.0%
Allianz Dresdner Daily Asset Fund	57,213,718	57,214

	Principal Amount (000s)

Repurchase Agreement—0.9%
State Street Bank & Trust Co.,dated 12/29/06, 4.90%, due1/2/07, proceeds $2,618; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $2,673 including accrued interest (cost—$2,617)	$2,617	2,617

Total Short Term Investments (cost—$59,831)		59,831

Total Investments
(cost—$310,790) (e)—118.7%		357,511

Liabilities in excess of other assets—(18.7)%		(56,251)

Net Assets—100.0%		$301,260

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $54,271; cash collateral of $57,214 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from the securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $277,286, which represents 91.89% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

22  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
NFJ International Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—97.2%

Australia—2.0%
Amcor Ltd. ADR (b)	185,000	$4,218

Belgium—2.1%
Etablissements Delhaize Feres ET CIE ADR (b)	55,000	4,580

Bermuda—4.3%
Frontline Ltd. (b)	160,000	5,096
RenaissanceRe Holdings Ltd.	67,000	4,020

		9,116

Brazil—11.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	138,000	4,673
Companhia Vale do Rio Doce ADR (b)	134,000	3,985
Empresa Brasileira de Aeronautica S.A. ADR (b)	49,500	2,051
Petroleo Brasileiro S.A. ADR	70,000	7,209
Votorantim Celulose e Papel S.A. ADR (a)(b)	330,000	6,471

		24,389

Canada—11.0%
Agrium, Inc. (b)	74,000	2,330
Canadian Pacific Railway Ltd.	100,000	5,276
Magna International, Inc., Class A (b)	54,000	4,350
Methanex Corp. (b)	84,000	2,299
Petro-Canada	130,000	5,335
TransCanada Corp. (b)	114,500	4,002

		23,592

Cayman Islands—1.1%
Seagate Technology, Inc.	86,000	2,279

China—8.6%
Aluminum Corp. of China Ltd. ADR (b)	300,000	7,050
Sinopec Shanghai Petrochemical Co.,Ltd. ADR	140,000	6,934
Yanzhou Coal Mining Co., Ltd. ADR (b)	110,000	4,460

		18,444

France—2.1%
AXA S.A. ADR (b)	110,000	4,436

Japan—3.7%
Canon, Inc. ADR	75,000	4,244
Nissan Motor Co., Ltd. ADR (b)	155,400	3,772

		8,016

Marshall Islands—1.1%
Teekay Shipping Corp.	55,300	2,412

Mexico—6.4%
Cemex S.A. de C.V. ADR (a)(b)	183,500	6,217
Coca-Cola Femsa, S.A. de C.V. ADR	110,000	4,180
Telefonos de Mexico S.A. de C.V. ADR	118,000	3,335

		13,732

Netherlands-—7.9%
ABN AMRO Holding NV ADR	255,000	8,173
ING Groep NV ADR	200,000	8,834

		17,007

	Shares	Value (000s	)

Norway—2.7%
Norsk Hydro ASA ADR	189,200	$5,803

Peru—1.1%
Compania de Minas Buenaventura S.A.u. ADR	86,000	2,413

South Africa—2.0%
Sasol Ltd. ADR	112,900	4,166

South Korea (Republic of)—11.0%
Korea Electric Power Corp. ADR (a)(b)	300,000	6,813
KT Corp. ADR (a)(b)	250,000	6,337
POSCO ADR (b)	80,000	6,614
SK Telecom Co., Ltd. ADR (b)	142,000	3,760

		23,524

Sweden—2.1%
Volvo AB ADR	66,000	4,542

Taiwan—3.3%
AU Optronics Corp. ADR (b)	300,000	4,143
Siliconware Precision Industries Co. ADR (b)	375,000	2,947

		7,090

United Kingdom—13.3%
British American Tobacco PLC ADR (b)	70,000	3,966
Diageo PLC ADR	30,800	2,443
GlaxoSmithKline PLC ADR	85,000	4,485
HSBC Holdings PLC ADR (b)	50,000	4,583
Imperial Chemical Industries PLC ADR	73,000	2,586
Unilever PLC ADR	155,000	4,312
United Utilities PLC ADR (b)	200,000	6,144

		28,519

Total Common Stock
(cost—$181,917)		208,278

SHORT-TERM INVESTMENTS—42.5%

Collateral Invested for
Securities on Loan (c)(d)—33.4%
Allianz Dresdner Daily Asset Fund	71,610,563	71,611

	Principal Amount (000s)

Repurchase Agreement—9.1%
State Street Bank & Trust Co.,dated 12/29/06, 4.90%, due1/2/07, proceeds $19,548; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $19,933 including accrued interest (cost—$19,537)	$19,537	19,537

Total Short Term Investments (cost—$91,148)		91,148

Total Investments (cost—$273,065)—139.7%		299,426

Liabilities in excess of other assets—(39.7)%		(85,024)

Net Assets—100.0%		$214,402

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $69,600; cash collateral of $71,611 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   23

Schedule of Investments
 RCM Biotechnology Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.0%

Consumer Services—0.5%
Affymax, Inc. (a)	22,090	$752

Healthcare—97.5%
Adolor Corp. (a)	66,350	499
Affymetrix, Inc. (a)	13,520	312
Alexion Pharmaceuticals, Inc. (a)(b)	69,040	2,788
Amgen, Inc. (a)	194,640	13,296
Amylin Pharmaceuticals, Inc. (a)(b)	37,700	1,360
Applera Corp.—Celera Genomics Group (a)	88,750	1,242
Biogen Idec, Inc. (a)	165,300	8,131
BioMarin Pharmaceutical, Inc. (a)	73,300	1,201
BioMimetic Therapeutics, Inc. (a)(b)	63,600	839
Bristol-Myers Squibb Co. (b)	71,300	1,877
Cardiome Pharma Corp. (a)	62,770	700
Celgene Corp. (a)(b)	233,000	13,404
Cephalon, Inc. (a)(b)	24,400	1,718
Charles River Laboratories International, Inc. (a)	41,670	1,802
CV Therapeutics, Inc. (a)(b)	114,100	1,593
Encysive Pharmaceuticals, Inc. (a)(b)	56,600	238
Endo Pharmaceuticals Holdings, Inc. (a)	33,810	932
Genentech, Inc. (a)	153,600	12,462
Genzyme Corp. (a)	145,100	8,935
Gilead Sciences, Inc. (a)	182,800	11,869
Human Genome Sciences, Inc. (a)(b)	325,800	4,053
ICOS Corp. (a)(b)	98,170	3,317
Illumina, Inc. (a)	60,880	2,393
Medarex, Inc. (a)(b)	150,000	2,218
Medicines Co. (a)(b)	116,800	3,705
Medimmune, Inc. (a)(b)	360,100	11,656
MGI Pharma, Inc. (a)	100,750	1,855
Onyx Pharmaceuticals, Inc. (a)(b)	73,590	779
Panacos Pharmaceuticals, Inc. (a)(b)	345,600	1,386
PDL BioPharma, Inc. (a)(b)	178,900	3,603
Progenics Pharmaceuticals, Inc. (a)(b)	77,150	1,986
Sepracor, Inc. (a)(b)	61,620	3,795
Shire Pharmaceuticals Group PLC ADR	43,100	2,662
SuperGen, Inc. (a)(b)	179,600	912
Teva Pharmaceutical Industries Ltd. ADR	28,450	884
Theravance, Inc. (a)	143,400	4,430
United Therapeutics Corp. (a)(b)	107,700	5,856
Vertex Pharmaceuticals, Inc. (a)	101,550	3,800
Zymogenetics, Inc. (a)(b)	158,000	2,460

		146,948

Total Common Stock (cost—$129,636)		147,700

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—37.3%

Collateral Invested for Securities on Loan (d)—34.1%
Allianz Dresdner Daily Asset Fund (e)	45,345,877	$45,346

	Principal Amount (000s)

Bayerische Landesbank, 5.40% due 1/25/07, FRN	$1,000	1,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	2,000	2,000
Morgan Stanley, 5.372% due 4/5/07	3,000	3,000

		51,346

Repurchase Agreement—3.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $4,882; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $4,979 including accrued interest (cost—$4,879)	4,879	4,879

Total Short-Term Investments (cost—$56,225)		56,225

OPTIONS PURCHASED (a)—0.1%

	Contracts

Call Options—0.1%
Atherogenics, Inc. (CBOE), strike price $12.50, expires 4/21/07	360	162
Medicines Co. (CBOE), strike price $30, expires 4/21/07	100	38

Total Options Purchased (cost—$310)		200

Total Investments (cost—$186,171)—135.4%		204,125

Liabilities in excess of other assets—(35.4)%		(53,389)

Net Assets—100.0%		$150,736

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $49,500; cash collateral of $51,336 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

24  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
RCM Global Resources Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—93.4%

Australia—3.0%
BHP Billiton Ltd.	11,700	$233
Rio Tinto Ltd.	2,014	117

		350

Brazil—1.6%
Companhia Vale do Rio Doce ADR	6,100	181

Canada—10.1%
Canadian Natural Resources Ltd.	9,200	490
Suncor Energy, Inc.	6,070	478
Teck Cominco Ltd.	2,800	211

		1,179

Denmark—1.1%
Vestas Wind Systems A/S (a)	3,200	135

France—4.1%
Companie Generale de Geophysique S.A. (a)	1,060	229
EDF Energies Nouvelles S.A.	4,700	249

		478

Luxembourg—1.1%
Tenaris S.A. ADR	2,510	125

Norway—1.6%
Prosafe ASA	13,200	187

Switzerland—1.4%
Syngenta AG (a)	910	169

United Kingdom—4.4%
Rio Tinto PLC	2,400	127
Vedanta Resources PLC	6,800	162
Xstrata PLC	4,550	227

		516

United States—65.0%
Air Products & Chemicals, Inc.	2,400	169
Arch Coal, Inc.	5,200	156
Arena Resources, Inc. (a)	5,300	226
Baker Hughes, Inc.	4,200	314
Burlington Northern Santa Fe Corp.	1,750	129
Devon Energy Corp.	2,600	174
Ecolab, Inc.	2,600	118
ENSCO International, Inc.	4,600	230
EOG Resources, Inc.	1,750	109
Exxon Mobil Corp.	5,900	452
First Solar, Inc. (a)	2,170	65
Freeport-McMoran Copper & Gold, Inc., Class B	970	54
Goodrich Petroleum Corp. (a)	3,700	134
Grant Prideco, Inc. (a)	2,500	99
Monsanto Co.	3,900	205
National-Oilwell Varco, Inc. (a)	5,370	328
Newfield Exploration Co. (a)	2,180	100
Noble Corp.	4,500	343
Noble Energy, Inc.	2,500	123
Occidental Petroleum Corp.	5,700	278
Ormat Technologies, Inc.	2,600	96
Peabody Energy Corp.	3,900	158
Phelps Dodge Corp.	460	55
Rowan Cos., Inc.	5,000	166

	Shares	Value (000s)

Schlumberger Ltd.	6,580	$416
Smith International, Inc.	6,800	279
Southwestern Energy Co. (a)	8,320	292
Sunpower Corp. (a)	2,300	85
Tetra Technologies, Inc. (a)	13,600	348
Transocean, Inc. (a)	4,400	356
Ultra Petroleum Corp. (a)	3,730	178
Valero Energy Corp.	5,900	302
Weatherford International Ltd. (a)	9,000	376
Xcel Energy, Inc.	14,600	337
XTO Energy, Inc.	6,920	325

		7,575

Total Common Stock (cost—$9,709)		10,895

	Principal Amount (000s)

Repurchase Agreement—6.9%

State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $809; collateralized by Federal Home Loan Bank, 4.125%, 4/18/08, valued at $826 including accrued interest (cost—$809)	$809	809

Total Investments (cost—$10,518) (b)—100.3%		11,704

Liabilities in excess of other assets—(0.3)%		(43)

Net Assets—100.0%		$11,661

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) Securities with an aggregate value of $1,585, which represents 13.59% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  25

Schedule of Investments
RCM Global Small-Cap Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.2%
Austria—0.9%
Wiener Staedtische Allgemeine Versicherung AG	29,404	$2,064

Bermuda—1.9%
Central European Media Enterprises Ltd., Class A (a)	23,690	1,658
Fibrechem Tech Ltd.	1,155,000	1,402
Orient-Express Hotels Ltd.	27,000	1,278

		4,338

British Virgin Islands—0.3%
UTI Worldwide, Inc.	25,500	762

Canada—0.2%
WestJet Airlines Ltd. (a)	44,000	565

Denmark—0.6%
SimCorp A/S	6,000	1,471

Estonia—1.8%
Baltika AS	100,000	2,933
Tallink Group Ltd. (a)	192,000	1,295

		4,228

Finland—1.8%
FIM Group Oyj (a)	245,000	1,968
Yit Corp.	79,000	2,178

		4,146

France—5.4%
April Group	38,600	1,858
Boursorama (a)	115,000	1,561
Companie Generale de Geophysique S.A. (a)(b)	12,920	2,789
Kaufman & Broad S.A.	23,000	1,437
Neopost S.A.	14,600	1,832
SR Teleperformance	74,933	2,905

		12,382

Germany—8.3%
Carl Zeiss Meditec AG	48,000	1,001
Cenit AG Systemhaus	90,000	1,617
Deutsche Wohnen AG	15,000	961
Ersol Solar Energy AG (a)	23,000	1,393
Hugo Boss AG	55,000	2,970
Leoni AG	52,200	2,126
Pfeiffer Vacuum Technology AG	21,000	1,779
Salzgitter AG	17,000	2,203
Software AG	35,000	2,745
Technotrans AG	73,500	2,270

		19,065

Greece—1.9%
Forthnet S.A. (a)	75,000	1,063
JUMBO S.A.	147,000	3,212

		4,275

Ireland—1.3%
Kingspan Group PLC	76,100	2,018
United Drug PLC	200,000	1,051

		3,069

Italy—3.2%
Azimut Holding SpA	209,100	2,792
Immobiliare Grande Distribuzione	227,000	1,110
Mariella Burani SpA	80,000	2,141
Tod’s SpA	17,000	1,367

		7,410

	Shares	Value (000s)

Japan—12.1%
A&D Co., Ltd.	46,400	$1,102
ABC-Mart, Inc. (b)	68,000	1,685
Air Water, Inc. (b)	170,000	1,804
Ardepro Co., Ltd. (b)	7,000	2,304
Asahi Intecc Co., Ltd. (b)	56,800	1,652
Asahi Soft Drinks Co., Ltd.	46,000	663
Bookoff Corp. (b)	55,500	1,042
Daifuku Co., Ltd.	89,500	1,411
Hoosiers Corp. (b)	1,155	1,413
Ricoh Leasing Co., Ltd. (b)	45,600	1,182
Ryohin Keikaku Co., Ltd.	18,200	1,393
Sankyu, Inc. (b)	270,000	1,590
Sumitomo Titanium Corp. (b)	23,200	2,590
Tadano Ltd.	150,000	1,764
Take And Give Needs Co., Ltd. (b)	1,110	870
Tokai Carbon Co., Ltd. (b)	184,000	1,306
Tokyo Tatemono Co., Ltd.	113,000	1,256
Tsurumi Manufacturing Co., Ltd.	164,000	1,686
Village Vanguard Co., Ltd.	230	1,132

		27,845

Malaysia—0.7%
CB Industrial Product Holding Bhd	222,400	271
Top Glove Corp. Bhd	325,000	1,262

		1,533

Mexico—0.7%
Corp GEO S.A. de C.V. (a)	320,000	1,602

Netherlands—2.2%
Beter Bed Holding NV	39,000	990
Brunel International NV	45,400	1,552
USG People NV (b)	60,000	2,613

		5,155

Norway—1.3%
Aker Kvaerner ASA	9,000	1,116
Prosafe ASA (b)	128,500	1,819

		2,935

Panama—0.5%
Copa Holdings S.A.	25,000	1,164

Poland—0.5%
Cersanit Krasnystaw S.A. (a)	100,000	1,259

Portugal—0.5%
Teixeira Duarte—Engenharia Construcoes S.A.	430,000	1,130

Russia—1.7%
OAO Pharmacy Chain 36.6 (a)	32,300	1,843
Seventh Continent	72,970	1,948

		3,791

Singapore—1.0%
Cosco Corp. Singapore Ltd.	1,610,000	2,405

South Africa—1.0%
Truworths International Ltd.	480,000	2,191

	Shares	Value (000s)

South Korea—3.2%
Daegu Bank (a)	90,000	$1,530
MegaStudy Co., Ltd. (a)	22,400	3,282
Meritz Fire & Marine Insurance Co., Ltd.	372,600	2,517

		7,329

Spain—1.9%
Banco Pastor S.A. (b)	126,200	2,447
Bolsas y Mercados Espanoles (a)	45,300	1,874

		4,321

Switzerland—5.8%
Bank Sarasin & Cie AG	710	2,236
Belimo Holding AG	1,100	1,081
Georg Fischer AG (a)	5,500	3,556
Jelmoli Holding AG	1,000	2,240
Lindt & Spruengli AG	88	2,214
St. Galler Kantonalbank	5,000	2,097

		13,424

Turkey—0.5%
Turk Hava Yollari (a)	256,200	1,099

United Kingdom—4.8%
Aberdeen Asset Management PLC	350,000	1,299
Burren Energy PLC	76,720	1,324
C&C Group PLC	196,000	3,481
Carillion PLC	223,000	1,730
Savills PLC	105,000	1,395
Unite Group PLC	160,000	1,709

		10,938

United States—32.2%
Advisory Board Co. (a)	25,000	1,339
Affiliated Managers Group, Inc. (a)(b)	24,700	2,597
Anixter International, Inc. (a)	30,000	1,629
Applebee’s International, Inc.	45,000	1,110
Arena Resources, Inc. (a)	29,200	1,247
Armor Holdings, Inc. (a)	23,700	1,300
BE Aerospace, Inc. (a)	73,700	1,893
Bronco Drilling Co., Inc. (a)	25,850	444
Carter’s, Inc. (a)	34,660	884
Central European Distribution Corp. (a)(b)	75,700	2,248
Central Garden & Pet Co. (a)	14,900	722
CROCS, Inc. (a)(b)	46,880	2,025
Energy Conversion Devices, Inc. (a)	20,440	695
Euronet Worldwide, Inc. (a)(b)	62,000	1,841
Gardner Denver, Inc. (a)	47,300	1,765
GFI Group, Inc. (a)(b)	32,500	2,023
GMX Resources, Inc. (a)(b)	36,290	1,288
Hansen Natural Corp. (a)(b)	60,000	2,021
Heico Corp.	46,700	1,522
Hibbett Sporting Goods, Inc. (a)	47,000	1,435
Iconix Brand Group, Inc. (a)	37,000	717
Immucor, Inc. (a)	27,200	795
Jones Lang LaSalle, Inc.	20,920	1,928
Knoll, Inc.	99,500	2,189
Life Time Fitness, Inc. (a)	37,300	1,809
Men’s Wearhouse, Inc.	43,000	1,645
Micros Systems, Inc. (a)	37,900	1,997
Microsemi Corp. (a)	27,500	540
NeuStar, Inc., Class A (a)(b)	24,600	798

26  Allianz Funds Semi-Annual Report  | 12.31.06 |  See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
RCM Global Small-Cap Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

NewStar Financial, Inc. (a)	50,000	$922
Nuance Communications, Inc. (a)(b)	71,200	816
Old Dominion Freight Line, Inc. (a)	30,000	722
Physicians Formula Holdings, Inc. (a)	60,000	1,121
PrivateBancorp, Inc.	25,000	1,041
PSS World Medical, Inc. (a)(b)	66,900	1,307
Psychiatric Solutions, Inc. (a)	60,000	2,251
Rackable Systems, Inc. (a)(b)	41,400	1,282
RBC Bearings, Inc. (a)	52,200	1,496
Regal-Beloit Corp.	19,400	1,019
RightNow Technologies, Inc. (a)(b)	63,000	1,085
Ruth’s Chris Steak House (a)	73,200	1,338
Signature Bank & Trust (a)	45,200	1,400
Superior Energy Services (a)	55,500	1,814
Superior Well Services, Inc. (a)	73,000	1,866
Transaction Systems Architects, Inc. (a)	55,200	1,798
United Natural Foods, Inc. (a)(b)	41,800	1,501
Universal Compression Holdings, Inc. (a)	14,200	$882
ValueClick, Inc. (a)	32,200	761
Varian Semi-conductor Equipment Assoc., Inc. (a)	43,400	1,976
VCA Antech, Inc. (a)	36,500	1,175
Virginia Commerce Bancorp (a)(b)	59,000	1,173
Volcom, Inc. (a)(b)	46,600	1,378
World Fuel Services Corp.	35,000	1,556

		74,126

Total Common Stock (cost—$167,980)		226,022

SHORT-TERM INVESTMENTS—22.3%
Collateral Invested for Securities on Loan (c)(d)—20.3%
Allianz Dresdner Daily Asset Fund	46,721,577	46,722

	Principal amount (000s)

Repurchase Agreement—2.0%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $4,523; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $4,615 including accrued interest (cost—$4,521)	$4,521	4,521

Total Short Term Investments (cost—$51,243)		51,243

Total Investments (cost—$219,223) (e)—120.5%		277,265

Liabilities in excess of other assets—(20.5)%		(47,198)

Net Assets—100.0%		$230,067

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $42,664; cash collateral of $46,722 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $134,100, which represents 58.29% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

See accompanying Notes to Financial Statements |  12.31.06 | Allianz Funds Semi-Annual Report 27

Schedule of Investments
RCM Healthcare Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.5%

Healthcare—98.5%
Abbott Laboratories	96,990	$4,724
Adolor Corp. (a)	23,300	175
Aetna, Inc.	21,130	912
Alexion Pharmaceuticals, Inc. (a)(b)	21,960	887
Allergan, Inc.	22,640	2,711
Amgen, Inc. (a)(b)	74,510	5,090
Applera Corp.—Celera Genomics Group (a)	52,730	738
Arthrocare Corp. (a)	12,440	497
Baxter International, Inc.	23,800	1,104
BioMimetic Therapeutics, Inc. (a)(b)	49,200	649
Bristol-Myers Squibb Co.	178,900	4,709
Caremark Rx, Inc.	15,500	885
Celgene Corp. (a)	54,370	3,128
Cephalon, Inc. (a)(b)	15,710	1,106
Conor Medsystems, Inc. (a)	23,420	734
CV Therapeutics, Inc. (a)(b)	38,710	540
Eli Lilly & Co.	41,810	2,178
Encysive Pharmaceuticals, Inc. (a)(b)	47,220	199
Endo Pharmaceuticals Holdings, Inc. (a)	17,650	487
Forest Laboratories, Inc. (a)	9,200	466
Genentech, Inc. (a)	24,760	2,017
Genzyme Corp. (a)	15,080	929
Gilead Sciences, Inc. (a)	47,160	3,062
Human Genome Sciences, Inc. (a)(b)	52,630	655
Illumina, Inc. (a)	18,990	746
Johnson & Johnson	116,600	7,698
Kyphon, Inc. (a)	19,020	768
Medco Health Solutions, Inc. (a)(b)	18,820	1,006
Medicines Co. (a)	24,350	772
Medtronic, Inc.	61,520	3,292
Merck & Co., Inc.	130,000	5,668
Mindray Medical International Ltd. ADR (a)(b)	23,660	566
Novartis AG	42,870	2,463
Onyx Pharmaceuticals, Inc. (a)	42,950	454
PDL BioPharma, Inc. (a)(b)	21,180	427
Pfizer, Inc.	86,920	2,251
Quest Diagnostics, Inc. (b)	23,340	1,237
Roche Holdings AG	18,370	3,287
Sanofi-Aventis	19,710	1,817
Schering-Plough Corp.	89,480	2,115
Shire Pharmaceuticals Group PLC ADR	27,910	1,724
St. Jude Medical, Inc. (a)	76,940	2,813
Stryker Corp.	58,780	3,239
Teva Pharmaceutical Industries Ltd. ADR	12,930	402
Theravance, Inc. (a)	45,930	1,419
United Therapeutics Corp. (a)(b)	22,100	1,202
UnitedHealth Group, Inc.	67,230	3,612
Varian Medical Systems, Inc. (a)	43,330	2,061
Vertex Pharmaceuticals, Inc. (a)	22,360	837
Volcano Corp. (a)	32,510	533
Wyeth	81,250	4,137
Zimmer Holdings, Inc. (a)	33,610	2,634
Zymogenetics, Inc. (a)(b)	56,000	872

Total Common Stock (cost—$94,141)		98,634

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—12.2%

Collateral Invested for Securities on Loan (d)—9.6%
Allianz Dresdner Daily Asset Fund (e)	6,629,551	$6,630

	Principal amount (000s)

Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	$1,000	1,000
Morgan Stanley, 5.372% due 4/5/07	2,000	2,000
		9,630

Repurchase Agreement—2.6%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $2,583; collateralized by Federal Home Loan Bank, 3.75%, due 8/15/08, valued at $2,635 including accrued interest (cost—$2,582)	2,582	2,582

Total Short-Term Investments (cost—$12,211)		12,212

OPTIONS PURCHASED (a)—0.3%

	Contracts

Call Options—0.2%
Atherogenics, Inc. (CBOE) strike price $12.50, expires 4/21/07	151	68
Biomet, Inc. (CBOE) strike price $40, expires 1/20/07	1,034	155

		223

Put Options—0.1%
Conor Medsystems, Inc. (CBOE) strike price $30, expires 5/19/07	229	35

Total Options Purchased (cost—$486)		258

Total Investments (cost—$106,838) (f)—111.0%		111,104

Liabilities in excess of other assets—(11.0)%		(10,993)

Net Assets—100.0%		$100,111

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $9,299; cash collateral of $9,626 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d Securities purchased with the cash proceeds from securities on loan.

(e) Affiliated fund.

(f) Securities with an aggregate value of $7,567, which represents 7.56% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

28  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
RCM International Growth Equity Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—97.3%

Australia—1.0%
Brambles Ltd. (a)(b)	83,325	$841

Belgium—1.1%
KBC Groep NV	7,475	915

Canada—1.2%
Canadian Natural Resources Ltd.	18,500	986

Cayman Islands—1.0%
Hutchison Telecommunications International Ltd. (a)	345,000	873

China—1.4%
Industrial & Commercial Bank of China (a)	1,903,000	1,187

France—11.7%
Accor S.A.	11,625	899
Arkema (a)	555	28
BNP Paribas	11,000	1,197
Christian Dior S.A.	8,057	856
Companie Generale de Geophysique S.A. (a)(b)	2,394	517
Groupe Danone	6,500	983
Ipsen	26,500	1,230
Schneider Electric S.A.	7,200	797
Total S.A.	26,300	1,893
Vinci S.A.	11,700	1,491

		9,891

Germany—7.4%
BAYER AG	22,594	1,207
Commerzbank AG	24,000	908
Continental AG	8,000	927
Hypo Real Estate Holding AG	12,500	784
Merck KGaA	9,500	983
SAP AG	27,204	1,443

		6,252

Greece—1.2%
National Bank of Greece S.A.	22,000	1,009

Hong Kong—2.2%
Cheung Kong Ltd.	72,000	885
Li & Fung Ltd.	305,800	952

		1,837

Italy—2.8%
Banca Intesa SpA (b)	130,050	1,002
Unicredito Italiano SpA	161,675	1,413

		2,415

Japan—23.5%
Canon, Inc.	14,000	788
East Japan Railway Co.	100	667
Fanuc Ltd.	10,800	1,060
Ibiden Co., Ltd.	12,200	614
Joyo Bank Ltd.	100,000	552
Keyence Corp.	2,800	691
Kuraray Co., Ltd.	71,000	837
Mitsubishi Tokyo Financial Group, Inc.	147	1,824
Mitsui Fudosan Co., Ltd.	37,000	901
Mizuho Financial Group, Inc.	194	1,384
NGK Insulators Ltd.	39,000	603
Nidec Corp.	11,300	875
Nintendo Co., Ltd.	5,000	1,294

	Shares	Value (000s)

Nissan Motor Co., Ltd.	97,000	$1,170
Orix Corp.	3,600	1,044
Resona Holdings, Inc. (b)	340	928
Ricoh Co., Ltd.	36,000	733
Sharp Corp. (b)	44,000	757
SMC Corp.	4,600	651
T&D Holdings, Inc.	12,500	825
Takeda Pharmaceutical Co., Ltd.	15,100	1,035
Yahoo! Japan Corp.	1,600	634

		19,867

Netherlands—4.0%
ING Groep NV	24,802	1,096
Koninklijke (Royal) KPN NV	81,407	1,155
Royal Numico NV	20,950	1,125

		3,376

Norway—1.8%
Statoil ASA	57,950	1,526

Singapore—1.0%
SembCorp Industries Ltd.	351,520	877

South Korea—0.8%
Samsung Electronics Co., Ltd.	1,080	708

Sweden—4.2%
Atlas Copco AB, Class A	49,400	1,654
Telefonaktiebolaget LM Ericsson, Class B	478,000	1,922

		3,576

Switzerland—16.6%
ABB Ltd.	106,000	1,898
Credit Suisse Group	16,693	1,164
Holcim Ltd.	13,500	1,235
Lonza Group AG (b)	11,400	983
Nestle S.A.	2,485	881
Novartis AG	37,400	2,148
Panalpina Welttransport Holding AG	6,500	886
Roche Holdings AG	14,630	2,618
UBS AG	19,350	1,171
Zurich Financial Services AG	4,000	1,073

		14,057

United Kingdom—14.4%
Barclays PLC	87,592	1,251
BHP Billiton PLC	114,450	2,096
BP PLC	109,000	1,215
Diageo PLC	44,012	865
Reckitt Benckiser PLC	27,125	1,237
Serco Group PLC	128,600	959
Shire PLC	50,074	1,033
Vodafone Group PLC	241,097	666
Xstrata PLC	56,905	2,832

		12,154

Total Common Stock (cost—$63,659)		82,347

PREFERRED STOCK—2.5%

German—2.5%
Fresenius AG	6,000	1,286
Henkel KGaA	5,800	851

Total Preferred Stock (cost—$1,815)		2,137

	Principal Amount (000s)	Value (000s)

SHORT-TERM INVESTMENTS—6.9%

Collateral Invested for Securities on Loan (d)—6.4%
Bank of America N.A.,
5.363% due 11/8/07, FRN (c)	$500	$500
5.383% due 1/2/07	2,000	2,000
Morgan Stanley,
5.372% due 4/5/07	1,000	1,000
Ormond Quay Funding LLC,
5.341% due 5/30/07 (c)	1,000	1,000
Societe Generale,
5.250% due 1/2/07	874	874

		5,374

Repurchase Agreement—0.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $449; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08; valued at $458 including accrued interest (cost—$449)	449	449

Total Short-Term Investments (cost—$5,823)		5,823

Total Investments (cost—$71,297) (e)—106.7%		90,307

Liabilities in excess of other assets—(6.7)%		(5,664)

Net Assets—100.0%		$84,643

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $4,967; cash collateral of $5,349 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from the securities on loan.

(e) Securities with an aggregate value of $81,524, which represents 96.31% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   29

Schedule of Investments
RCM Technology Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—93.6%

Capital Goods—2.0%
ABB Ltd.	1,410,000	$25,250

Chemicals—1.0%
Monsanto Co. (c)	238,000	12,502

Communications—1.0%
Focus Media Holding Ltd. ADR (a)	179,770	11,935

Consumer Discretionary—6.1%
Nintendo Co., Ltd.	295,976	76,625

Consumer Services—1.1%
Monster Worldwide, Inc. (a)	148,860	6,943
SAIC, Inc. (a)(c)	410,000	7,294

		14,237

Energy—4.0%
Cameron International Corp. (a)	157,000	8,329
First Solar, Inc. (a)	49,480	1,475
GlobalSantaFe Corp.	141,000	8,288
Halliburton Co.	265,000	8,228
Schlumberger Ltd.	131,000	8,274
Sunpower Corp. (a)(c)	162,210	6,029
Transocean, Inc. (a)	108,900	8,809

		49,432

Technology—67.6%
Activision, Inc. (a)(c)	1,417,000	24,429
Adobe Systems, Inc. (a)	363,700	14,955
Apple Computer, Inc. (a)(b)	390,630	33,141
Autodesk, Inc. (a)	660,520	26,725
Cerner Corp. (a)(b)	515,000	23,432
Chartered Semi-conductor Manufacturing Ltd. (a)(c)	29,922,000	24,939
Cognizant Technology Solutions Corp., Class A (a)(b)	287,940	22,217
Comverse Technology, Inc. (a)(b)(c)	1,977,290	41,741
Ctrip.com International Ltd. ADR (c)	357,460	22,334
EMC Corp. (a)	1,730,000	22,836
Energy Conversion Devices, Inc. (a)(c)	425,000	14,442
FormFactor, Inc. (a)(c)	136,645	5,090
Gemstar-TV Guide International, Inc. (a)	1,404	6
Google, Inc., Class A (a)(b)(c)	133,000	61,244
Hewlett-Packard Co. (b)	955,000	39,336
Infineon Technologies AG (a)	1,632,210	22,903
Infosys Technologies Ltd.	390,000	19,720
Isilon Systems, Inc. (a)(c)	14,275	394
Marvell Technology Group Ltd. (a)(b)(c)	1,720,000	33,007
Maxim Integrated Products, Inc.	195,490	5,986
Microsoft Corp. (c)	1,830,000	54,644
Network Appliance, Inc. (a)	703,510	27,634
Nortel Networks Corp. (a)	241,200	6,447
NVIDIA Corp. (a)(c)	1,050,320	38,872
QLogic Corp. (a)	1,512,840	33,161
QUALCOMM, Inc.	33,700	1,274
Red Hat, Inc. (a)(b)(c)	1,879,400	43,226

	Shares	Value (000s)

Research In Motion Ltd. (a)(c)	228,400	$29,185
Salesforce.com, Inc. (a)(c)	636,310	23,193
Seagate Technology, Inc. (c)	1,303,500	34,543
SINA Corp. (a)(c)	430,140	12,345
Telefonaktiebolaget LM Ericsson ADR (c)	582,000	23,414
Tencent Holdings Ltd.	10,600,000	37,642
THQ, Inc. (a)(c)	553,375	17,996

		842,453

Telecommunications (a)—10.8%
Amdocs Ltd. (b)	671,000	26,001
Cisco Systems, Inc.	2,130,450	58,225
Level 3 Communications, Inc. (c)	1,290,650	7,228
NII Holdings, Inc., Class B (c)	668,520	43,079

		134,533

Total Common Stock (cost—$923,036)		1,166,967

WARRANTS (a)—2.3%

Units

Financial Services—2.3%
Merrill Lynch-Hon Hai Precision Industry Co., Ltd., Expires 11/17/10 (cost—$24,526)	3,966,000	28,311

SHORT-TERM INVESTMENTS—18.9%

Shares

Collateral Invested for Securities on Loan (e)—15.7%
Allianz Dresdner Daily Asset Fund (f)	156,678,948	156,679

	Principal Amount (000s)

Bayerische Landesbank, 5.40% due 1/25/07, FRN	$1,000	1,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (d)	16,000	16,000
Morgan Stanley,
5.372% due 4/5/07	5,000	5,000
5.38% due 2/2/07, FRN	5,000	5,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (d)	2,000	2,000
Sigma Finance, Inc., 5.369% due 4/5/07, FRN (d)	10,000	10,004

		195,683

Repurchase Agreement—3.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $39,560; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/07, valued at $40,333 including accrued interest (cost—$39,538)	39,538	39,538

Total Short-Term Investments (cost—$235,221)		235,221

	Contracts	Value (000s)

OPTIONS PURCHASED (a)—3.0%

Call Options—2.7%
Cisco Systems, Inc. (CBOE) strike price $17.50, expires 1/19/08	9,640	$10,507
Hewlett Packard Co. (CBOE) strike price $35, expires 1/21/08	11,460	10,486
Microsoft Corp. (CBOE) strike price $22.50, expires 1/19/08	13,459	11,440
Red Hat, Inc. (CBOE) strike price $20, expires 4/20/07	3,450	1,426
Research In Motion Ltd. (CBOE) strike price $140, expires 6/16/07	514	540

		34,399

Put Options—0.3%
Nasdaq-100 Index Tracking Stock strike price $44, expires 2/17/07	28,520	3,707

Total Options Purchased (cost—$24,971)		38,106

Total Investments before options written and securities sold short (cost—$1,207,754) (g)—117.8%		1,468,605

OPTIONS WRITTEN (a)—(0.5)%

Call Options—(0.2)%
Ctrip.com International Ltd. (CBOE) strike price $60, expires 3/17/07	1,787	(1,108)
Monsanto Co. (CBOE) strike price $50, expires 1/20/07	2,455	(786)
SAIC, Inc. (CBOE) strike price $22.50, expires 2/17/07	4,100	(41)

		(1,935)

Put Options—(0.3)%
Comverse Technology, Inc. (CBOE) strike price $19, expires 1/19/07	7,733	(80)
Ctrip.com International Ltd. (CBOE) strike price $42, expires 3/17/07	1,443	(19)
Electronic Arts, Inc. (CBOE) strike price $50, expires 6/16/07	1,805	(653)
Energy Conversion Devices, Inc. (CBOE) strike price $35, expires 1/20/07	1,750	(368)
strike price $35, expires 3/17/07	1,789	(685)
Monsanto Co. (CBOE) strike price $42.50, expires 2/16/07	4,323	(60)
Nasdaq-100 Index Tracking Stock strike price $40, expires 2/17/07	48,484	(1,018)
Qualcomm, Inc. (CBOE) strike price $35, expires 4/21/07	3,430	(497)

30  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
RCM Technology Fund
December 31, 2006 (unaudited)

	Contracts	Value (000s)

Red Hat, Inc. (CBOE) strike price $15, expires 4/20/07	3,450	$(47)
Research In Motion Ltd. (CBOE) strike price $75, expires 1/20/07	1,398	(21)
strike price $120, expires 6/16/07	511	(470)
SAIC, Inc. (CBOE) strike price $17.50, expires 2/17/07	3,500	(245)
Salesforce Com., Inc. (CBOE) strike price $35, expires 5/19/07	710	(213)

		(4,376)

Total Options Written (premiums received—$9,806)		(6,311)

SECURITIES SOLD SHORT—(4.2%)

	Shares

Exchange Traded Funds—(2.9)%
Nasdaq-100 Index Tracking Stock	432,000	(18,645)
Semi-conductor HOLDRs Trust	513,000	(17,288)

		(35,933)

Technology—(1.3)%
Broadcom Corp., Class A (a)	229,200	(7,405)
Electronic Arts, Inc. (a)	180,550	(9,093)

		(16,498)

Total Securities Sold Short (proceeds—$53,854)		(52,431)

Total Investments net of options written and securities sold short (cost—$1,144,094)—113.1%		1,409,863

Liabilities in excess of other assets—(13.1)%		(163,077)

Net Assets—100.0%		$1,246,786

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for transactions in options written.

(c) All or portion of securities on loan with an aggregate market value of $188,219; cash collateral of $195,712 was received with which the Fund purchased short-term investments.

(d) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security purchased with the cash proceeds from the securities on loan.

(f) Affiliated fund.

(g) Securities with an aggregate value of $207,078 which represents 16.61% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  31

Financial Highlights

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

NACM Emerging Markets Opportunities Fund
Class A
8/21/2006 - 12/31/2006+	$20.13	$(0.20)	$3.89	$3.69	$—
Class C
8/21/2006 - 12/31/2006+	$20.13	$(0.24)	$3.87	$3.63	$—
NACM Global Fund
Class A
12/31/2006+	$17.47	$(0.05)	$2.16	$2.11	$—
6/30/2006	15.43	0.03	2.69	2.72	—
6/30/2005	14.23	—	1.80	1.80	—
6/30/2004	11.71	(0.03)	3.49	3.46	—
7/19/2002 - 6/30/2003	10.00	(0.06)	1.80	1.74	(0.03)
Class B
12/31/2006+	$16.94	$(0.12)	$2.10	$1.98	$—
6/30/2006	15.09	(0.09)	2.62	2.53	—
6/30/2005	14.03	(0.10)	1.76	1.66	—
6/30/2004	11.64	(0.14)	3.47	3.33	—
7/19/2002 - 6/30/2003	10.00	(0.12)	1.79	1.67	(0.03)
Class C
12/31/2006+	$16.98	$(0.12)	$2.10	$1.98	$—
6/30/2006	15.13	(0.11)	2.64	2.53	—
6/30/2005	14.05	(0.10)	1.78	1.68	—
6/30/2004	11.66	(0.15)	3.48	3.33	—
7/19/2002 - 6/30/2003	10.00	(0.12)	1.78	1.66	—
NACM International Fund
Class A
12/31/2006+	$21.84	$0.01	$3.10	$3.11	$(0.10)
6/30/2006	16.24	0.34	5.92	6.26	(0.15)
10/29/2004 - 6/30/2005	14.81	0.32	1.20	1.52	(0.09)
Class C
12/31/2006+	$21.65	$(0.08)	$3.06	$2.98	$—
6/30/2006	16.17	0.19	5.89	6.08	(0.09)
10/29/2004 - 6/30/2005	14.81	0.27	1.17	1.44	(0.08)
NACM Pacific Rim Fund
Class A
12/31/2006+	$14.08	$(0.03)	$1.90	$1.87	$—
6/30/2006	9.97	— (f)	4.58	4.58	(0.04)
6/30/2005	9.23	0.01	0.86	0.87	—
6/30/2004	6.28	(0.03)	2.94	2.91	—
7/31/2002 - 6/30/2003	6.86	0.02	(0.60)	(0.58)	—
Class B
12/31/2006+	$13.77	$(0.09)	$1.86	$1.77	$—
6/30/2006	9.80	(0.10)	4.50	4.40	— (f)
6/30/2005	9.14	(0.06)	0.85	0.79	—
6/30/2004	6.26	(0.10)	2.94	2.84	—
7/31/2002 - 6/30/2003	6.86	—	(0.60)	(0.60)	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 30.13%.

(c)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 16.95%.

(d)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 26.95%.

(e)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

(f)	Amount is less than $0.01 per share.

(g)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.48%.

(h)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.23%.

(i)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $14.08 and 46.50%, respectively.

(j)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $13.77 and 45.37%, respectively.

32  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Distributions from Net Realized Capital Gains	Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—	$—	$—		$23.82		25.72%	$1,900	3.82	%*	(2.53	)%*	45%

$—	$—	$—		$23.76		25.21%	$550	4.33	%*	(3.05	)%*	45%

$(1.02)	$(1.02)	$—	(f)	$18.56		12.07%	$12,736	1.47	%*	(0.55	)%*	56%
(0.68)	(0.68)	—	(f)	17.47		17.85	10,485	1.47	(g)	0.20		114
(0.61)	(0.61)	0.01		15.43		12.87	3,701	1.57	(e)	0.01		148
(0.95)	(0.95)	0.01		14.23		30.48	1,421	1.56		(0.21)		203
—	(0.03)	—		11.71		17.48	61	1.55	*(b)	(0.56	)*	260
$(1.02)	$(1.02)	$—	(f)	$17.90		11.68%	$18,111	2.22	%*	(1.30	)%*	56%
(0.68)	(0.68)	—	(f)	16.94		16.98	14,627	2.22	(h)	(0.52)		114
(0.61)	(0.61)	0.01		15.09		12.04	4,098	2.31	(e)	(0.71)		148
(0.95)	(0.95)	0.01		14.03		29.51	1,361	2.31		(1.06)		203
—	(0.03)	—		11.64		16.69	40	2.30	*(c)	(1.18	)*	260
$(1.02)	$(1.02)	$—	(f)	$17.94		11.65%	$11,573	2.22	%*	(1.31	)%*	56%
(0.68)	(0.68)	—	(f)	16.98		16.93	10,123	2.22	(h)	(0.64)		114
(0.61)	(0.61)	0.01		15.13		12.16	4,831	2.32	(e)	(0.71)		148
(0.95)	(0.95)	0.01		14.05		29.45	1,369	2.31		(1.09)		203
—	—	—		11.66		16.61	79	2.30	*(d)	(1.15	)*	260

$(0.98)	$(1.08)	$—	(f)	$23.87		14.30%	$279,415	1.49	%*	0.05	%*	62%
(0.51)	(0.66)	—	(f)	21.84		39.18	168,092	1.47		1.61		152
—	(0.09)	—		16.24		10.30	16,358	1.45	*	3.02	*	107

$(0.98)	$(0.98)	$—	(f)	$23.65		13.83%	$140,864	2.24	%*	(0.70	)%*	62%
(0.51)	(0.60)	—	(f)	21.65		38.19	84,052	2.22		0.91		152
—	(0.08)	—		16.17		9.77	8,844	2.20	*	2.49	*	107

$(1.07)	$(1.07)	$—	(f)	$14.88		13.54%	$95,994	1.78	%*	(0.45	)%*	33%
(0.44)	(0.48)	0.01		14.08	(i)	46.50 (i)	79,631	1.77		0.02		96
(0.13)	(0.13)	—		9.97		9.49	23,351	1.94	(e)	0.10		101
—	—	0.04		9.23		46.97	18,824	1.87		(0.33)		118
—	—	—		6.28		8.45	168	1.89	*	0.29	*	264
$(1.07)	$(1.07)	$—	(f)	$14.47		13.12%	$39,029	2.53	%*	(1.20	)%*	33%
(0.44)	(0.44)	0.01		13.77	(j)	45.39 (j)	34,395	2.52		(0.73)		96
(0.13)	(0.13)	—		9.80		8.70	9,844	2.69	(e)	(0.61)		101
—	—	0.04		9.14		46.01	7,101	2.61		(1.09)		118
—	—	—		6.26		(8.75)	79	2.64	*	(0.08	)*	264

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   33

Financial Highlights (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

NACM Pacific Rim Fund (cont.)
Class C
12/31/2006+	$13.69	$(0.09)	$1.85	$1.76	$—
6/30/2006	9.75	(0.10)	4.47	4.37	— (d)
6/30/2005	9.09	(0.06)	0.85	0.79	—
6/30/2004	6.23	(0.10)	2.92	2.82	—
7/31/2002 - 6/30/2003	6.86	(0.05)	(0.58)	(0.63)	—
NFJ International Value Fund
Class A
12/31/2006+	$19.28	$0.14	$3.20	$3.34	$(0.11)
6/30/2006	15.36	0.50	3.77	4.27	(0.21)
3/31/2005 - 6/30/2005	15.21	0.13	0.12	0.25	(0.10)
Class C
12/31/2006+	$19.20	$0.06	$3.18	$3.24	$(0.06)
6/30/2006	15.35	0.38	3.75	4.13	(0.14)
3/31/2005 - 6/30/2005	15.21	0.11	0.12	0.23	(0.09)
RCM Biotechnology Fund
Class A
12/31/2006+	$23.30	$(0.16)	$1.98	$1.82	$—
6/30/2006	24.60	(0.35)	(0.95)	(1.30)	—
6/30/2005	25.68	(0.35)	(0.74)	(1.09)	—
6/30/2004	21.24	(0.38)	4.81	4.43	—
6/30/2003	15.97	(0.26)	5.53	5.27	—
2/05/2002 - 6/30/2002	23.47	(0.11)	(7.39)	(7.50)	—
Class B
12/31/2006+	$22.54	$(0.25)	$1.91	$1.66	$—
6/30/2006	23.98	(0.53)	(0.91)	(1.44)	—
6/30/2005	25.21	(0.52)	(0.72)	(1.24)	—
6/30/2004	21.02	(0.55)	4.73	4.18	—
6/30/2003	15.92	(0.38)	5.48	5.10	—
2/05/2002 - 6/30/2002	23.47	(0.15)	(7.40)	(7.55)	—
Class C
12/31/2006+	$22.54	$(0.25)	$1.92	$1.67	$—
6/30/2006	23.98	(0.53)	(0.91)	(1.44)	—
6/30/2005	25.22	(0.52)	(0.73)	(1.25)	—
6/30/2004	21.02	(0.55)	4.74	4.19	—
6/30/2003	15.92	(0.39)	5.49	5.10	—
2/05/2002 - 6/30/2002	23.47	(0.15)	(7.40)	(7.55)	—
RCM Global Resources Fund
Class A
12/31/2006+	$17.06	$(0.02)	$(0.07)	$(0.09)	$(0.02)
3/31/2006 - 6/30/2006	16.42	— (d)	0.64	0.64	—
Class C
12/31/2006+	$17.03	$(0.08)	$(0.07)	$(0.15)	$(0.02)
3/31/2006 - 6/30/2006	16.42	(0.03)	0.64	0.61	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.

(c)	Effective May 1, 2005, the Fund paid an Advisory Fee of 0.60%.

(d)	Amount is less than $0.01 per share.

(e)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $23.30 and (5.29)%, respectively.

(f)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.54 and (6.01)%, respectively.

(g)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $13.69 and 45.31%, respectively.

(h)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

(i)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.54 and (6.05)%, respectively.

34  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Distributions from Net Realized Capital Gains	Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(1.07)	$(1.07)	$—	(d)	$14.38		13.12%	$77,995	2.53	%*	(1.20	)%*	33%
(0.44)	(0.44)	0.01		13.69	(g)	45.31 (g)	68,962	2.52		(0.73)		96
(0.13)	(0.13)	—		9.75		8.75	17,268	2.69	(h)	(0.62)		101
—	—	0.04		9.09		45.91	12,661	2.61		(1.11)		118
—	—	—		6.23		(9.18)	141	2.64*		(1.03	)*	264

$(0.27)	$(0.38)	$—	(d)	$22.24		17.43%	$127,061	1.47	%*	1.37	%*	3%
(0.15)	(0.36)	0.01		19.28		28.12	64,699	1.48		2.65		25
—	(0.10)	—		15.36		1.62	1,009	1.34	*(c)	3.51	*	61

$(0.27)	$(0.33)	$—	(d)	$22.11		17.00%	$72,010	2.22	%*	0.63	%*	3%
(0.15)	(0.29)	0.01		19.20		27.14	35,186	2.22		2.01		25
—	(0.09)	—		15.35		1.52	351	2.03	*(c)	3.07	*	61

$—	$—	$—	(d)	$25.12		7.81%	$10,995	1.57	%*	(1.35	)%*	23%
—	—	—	(d)	23.30	(e)	(5.29) (e)	12,855	1.57		(1.36)		147
—	—	0.01		24.60		(4.21)	14,849	1.60	(b)	(1.44)		139
—	—	0.01		25.68		20.90	13,877	1.61		(1.58)		121
—	—	—		21.24		33.00	4,616	1.61		(1.45)		145
—	—	—		15.97		(31.96)	484	1.60	*	(1.42	)*	76

$—	$—	$—	(d)	$24.20		7.41%	$5,622	2.32	%*	(2.10	)%*	23%
—	—	—	(d)	22.54	(i)	(6.05) (i)	6,103	2.32		(2.11)		147
—	—	0.01		23.98		(4.88)	7,896	2.35	(b)	(2.20)		139
—	—	0.01		25.21		19.93	8,215	2.36		(2.32)		121
—	—	—		21.02		32.04	1,949	2.36		(2.20)		145
—	—	—		15.92		(32.17)	328	2.35*		(2.13	)*	76

$—	$—	$—	(d)	$24.21		7.41%	$6,749	2.32	%*	(2.10	)%*	23%
—	—	—	(d)	22.54	(f)	(6.01) (f)	7,013	2.32		(2.11)		147
—	—	0.01		23.98		(4.92)	8,422	2.35	(b)	(2.20)		139
—	—	0.01		25.22		19.98	9,248	2.36		(2.32)		121
—	—	—		21.02		32.04	3,935	2.36		(2.19)		145
—	—	—		15.92		(32.17)	448	2.35	*	(2.13	)*	76

$(1.33)	$(1.35)	$—	(d)	$15.62		(0.83)%	$3,030	1.49	%*	(0.30	)%*	74%
—	—	—	(d)	17.06		3.90	1,290	1.45	*	0.03	*	128

$(1.33)	$(1.35)	$—	(d)	$15.53		(1.25)%	$2,346	2.24	%*	(1.04	)%*	74%
—	—	—	(d)	17.03		3.71	736	2.20	*	(0.71	)*	128

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  35

Financial Highlights (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

RCM Global Small-Cap Fund
Class A
12/31/2006+	$27.88	$(0.12)	$3.61	$3.49	$—
6/30/2006	22.48	(0.14)	5.53	5.39	—
6/30/2005	19.63	(0.08)	2.92	2.84	—
6/30/2004	13.55	(0.11)	6.18	6.07	—
6/30/2003	13.24	(0.09)	0.40	0.31	—
2/05/2002 - 6/30/2002	13.10	(0.03)	0.17	0.14	—
Class B
12/31/2006+	$27.08	$(0.22)	$3.50	$3.28	$—
6/30/2006	21.99	(0.33)	5.41	5.08	—
6/30/2005	19.35	(0.23)	2.86	2.63	—
6/30/2004	13.45	(0.23)	6.12	5.89	—
6/30/2003	13.20	(0.17)	0.42	0.25	—
2/05/2002 - 6/30/2002	13.10	(0.06)	0.16	0.10	—
Class C
12/31/2006+	$27.07	$(0.22)	$3.49	$3.27	$—
6/30/2006	21.98	(0.34)	5.42	5.08	—
6/30/2005	19.34	(0.25)	2.88	2.63	—
6/30/2004	13.44	(0.24)	6.13	5.89	—
6/30/2003	13.19	(0.17)	0.42	0.25	—
2/05/2002 - 6/30/2002	13.10	(0.07)	0.16	0.09	—
RCM Healthcare Fund
Class A
12/31/2006+	$21.23	$(0.03)	$1.22	$1.19	$—
6/30/2006	21.19	(0.11)	0.15	0.04	—
6/30/2005	20.80	(0.05)	0.44	0.39	—
6/30/2004	18.64	(0.18)	2.34	2.16	—
6/30/2003	16.24	(0.14)	2.54	2.40	—
2/05/2002 - 6/30/2002	19.17	(0.07)	(2.86)	(2.93)	—
Class B
12/31/2006+	$20.53	$(0.11)	$1.18	$1.07	$—
6/30/2006	20.64	(0.27)	0.16	(0.11)	—
6/30/2005	20.41	(0.21)	0.44	0.23	—
6/30/2004	18.43	(0.33)	2.31	1.98	—
6/30/2003	16.19	(0.26)	2.50	2.24	—
2/05/2002 - 6/30/2002	19.17	(0.12)	(2.86)	(2.98)	—
Class C
12/31/2006+	$20.53	$(0.11)	$1.18	$1.07	$—
6/30/2006	20.64	(0.27)	0.16	(0.11)	—
6/30/2005	20.42	(0.21)	0.43	0.22	—
6/30/2004	18.44	(0.33)	2.31	1.98	—
6/30/2003	16.20	(0.26)	2.50	2.24	—
2/05/2002 - 6/30/2002	19.17	(0.12)	(2.85)	(2.97)	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.

(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

(d)	Amount is less than $0.01 per share.

(e)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.88 and 24.01%, respectively.

(f)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.05%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.08 and 23.14%, respectively.

(g)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.07 and 23.15%, respectively.

(h)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $21.23 and 0.17%, respectively.

(i)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $20.53 and (0.55)%, respectively.

36   Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Distributions from Net Realized Capital Gains	Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—	$—	$—	(d)	$31.37		12.52%		$78,763	1.77	%*	(0.87	)%*	29%
—	—	0.01		27.88	(e)	24.02	(e)	71,293	1.77		(0.52)		73
—	—	0.01		22.48		14.52		25,389	1.84	(c)	(0.38)		96
—	—	0.01		19.63		44.87		9,613	1.85		(0.63)		111
—	—	—		13.55		2.34		683	1.86		(0.78)		183
—	—	—		13.24		1.07		179	1.87	*	(0.48	) *	326

$—	$—	$—	(d)	$30.36		12.07%		$50,095	2.52	%*	(1.62	)%*	29%
—	—	0.01		27.08	(f)	23.19	(f)	48,365	2.52		(1.28)		73
—	—	0.01		21.99		13.64		17,637	2.59	(c)	(1.11)		96
—	—	0.01		19.35		43.87		6,945	2.60		(1.29)		111
—	—	—		13.45		1.89		546	2.62		(1.44)		183
—	—	—		13.20		0.76		53	2.62	*	(1.13	)*	326

$—	$—	$—	(d)	$30.34		12.08%		$45,816	2.52	%*	(1.62	)%*	29%
—	—	0.01		27.07	(g)	23.16	(g)	40,499	2.52		(1.32)		73
—	—	0.01		21.98		13.65		19,212	2.60	(c)	(1.22)		96
—	—	0.01		19.34		43.90		11,833	2.60		(1.35)		111
—	—	—		13.44		1.90		965	2.62		(1.48)		183
—	—	—		13.19		0.69		419	2.63	*	(1.28	)*	326

$—	$—	$—	(d)	$22.42		5.60%		$13,970	1.57	%*	(0.31	)%*	129%
—	—	—	(d)	21.23	(h)	0.19	(h)	14,526	1.57		(0.49)		280
—	—	—		21.19		1.88		18,752	1.60	(b)	(0.25)		210
—	—	—		20.80		11.59		14,308	1.62		(0.92)		257
—	—	—		18.64		14.78		4,892	1.60		(0.89)		151
—	—	—		16.24		(15.28)		730	1.60	*	(1.06	)*	145

$—	$—	$—	(d)	$21.60		5.21%		$7,101	2.32	%*	(1.05	)%*	129%
—	—	—	(d)	20.53	(i)	(0.53	)(i)	8,043	2.32		(1.24)		280
—	—	—		20.64		1.13		9,725	2.35	(b)	(1.02)		210
—	—	—		20.41		10.74		9,427	2.37		(1.68)		257
—	—	—		18.43		13.84		3,684	2.35		(1.65)		151
—	—	—		16.19		(15.54)		849	2.35	*	(1.75	)*	145

$—	$—	$—	(d)	$21.60		5.16%		$6,348	2.32	%*	(1.06	)%*	129%
—	—	—	(d)	20.53	(i)	(0.53	)(i)	7,444	2.32		(1.24)		280
—	—	—		20.64		1.08		9,875	2.35	(b)	(1.02)		210
—	—	—		20.42		10.74		9,859	2.37		(1.68)		257
—	—	—		18.44		13.83		3,051	2.35		(1.66)		151
—	—	—		16.20		(15.49)		922	2.35	*	(1.78	)*	145

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  37

Financial Highlights (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

RCM International Growth Equity Fund
Class A
12/31/2006+	$12.69	$(0.01)	$1.20	$1.19	$(0.12)
6/30/2006	9.96	0.08	2.82	2.90	(0.17)
6/30/2005	9.30	0.11	0.64	0.75	(0.09)
6/30/2004	7.41	0.04	1.95	1.99	(0.10)
6/30/2003	8.33	0.06	(0.92)	(0.86)	(0.06)
2/05/2002 - 6/30/2002	8.32	0.04	(0.03)	0.01	—
Class B
12/31/2006+	$12.45	$(0.06)	$1.18	$1.12	$(0.04)
6/30/2006	9.80	—	2.76	2.76	(0.11)
6/30/2005	9.19	0.03	0.64	0.67	(0.06)
6/30/2004	7.37	(0.02)	1.91	1.89	(0.08)
6/30/2003	8.30	—	(0.90)	(0.90)	(0.03)
2/05/2002 - 6/30/2002	8.32	0.01	(0.03)	(0.02)	—
Class C
12/31/2006+	$12.50	$(0.06)	$1.20	$1.14	$(0.04)
6/30/2006	9.81	(0.02)	2.79	2.77	(0.08)
6/30/2005	9.20	0.02	0.65	0.67	(0.06)
6/30/2004	7.37	(0.02)	1.92	1.90	(0.07)
6/30/2003	8.30	—	(0.90)	(0.90)	(0.03)
2/05/2002 - 6/30/2002	8.32	0.01	(0.03)	(0.02)	—
RCM Technology Fund
Class A
12/31/2006+	$36.18	$(0.20)	$4.78	$4.58	$—
6/30/2006	33.61	(0.44)	3.00	2.56	—
6/30/2005	32.53	(0.39)	1.46	1.07	—
6/30/2004	24.49	(0.47)	8.51	8.04	—
6/30/2003	20.66	(0.26)	4.09	3.83	—
2/05/2002 - 6/30/2002	27.40	(0.13)	(6.61)	(6.74)	—
Class B
12/31/2006+	$34.98	$(0.33)	$4.61	$4.28	$—
6/30/2006	32.75	(0.70)	2.92	2.22	—
6/30/2005	31.94	(0.55)	1.36	0.81	—
6/30/2004	24.22	(0.69)	8.41	7.72	—
6/30/2003	20.59	(0.41)	4.04	3.63	—
2/05/2002 - 6/30/2002	27.40	(0.20)	(6.61)	(6.81)	—
Class C
12/31/2006+	$34.97	$(0.33)	$4.60	$4.27	$—
6/30/2006	32.73	(0.70)	2.93	2.23	—
6/30/2005	31.91	(0.57)	1.38	0.81	—
6/30/2004	24.20	(0.69)	8.40	7.71	—
6/30/2003	20.60	(0.41)	4.01	3.60	—
2/05/2002 - 6/30/2002	27.40	(0.19)	(6.61)	(6.80)	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

(c)	Amount is less than $0.01 per share.

(d)

Payments from Affiliates increased the end of period net asset value by less than $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $36.16 and 7.58%, respectively.

(e)

Payments from Affiliates increased the end of period net asset value by less than $0.02 per share and the total return by 0.10%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $34.96 and 6.74%, respectively.

(f)

Payments from Affiliates increased the end of period net asset value by less than $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $34.95 and 6.77%, respectively.

(g)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by less than 0.005%. If the Affiliates had not made these payments, the end of the period net asset value and total return would have been $13.76 and 9.39%, respectively.

(h)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by less than 0.005%. If the Affiliates had not made these payments, the end of the period net asset value and total return would have been $13.53 and 8.94%, respectively.

(i)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by less than 0.005%. If the Affiliates had not made these payments, the end of the period net asset value and total return would have been $13.60 and 9.00%, respectively.

38   Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Distributions from Net Realized Capital Gains	Total Distributions	Fund Redemption Fees(a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$(0.12)	$—	(c)	$13.76	(g)	9.39	%(g)	$19,035	1.39	%*	(0.15)%*	18%
—	(0.17)	—	(c)	12.69		29.25		17,672	1.38		0.64	79
—	(0.09)	—		9.96		8.09		12,370	1.53	(b)	1.08	138
—	(0.10)	—		9.30		26.87		9,346	1.49		0.47	90
—	(0.06)	—		7.41		(10.28)		8,521	1.51		0.87	86
—	—	—		8.33		0.12		6,283	1.76	*	1.08 *	261

$—	$(0.04)	$—	(c)	$13.53	(h)	8.94	%(h)	$14,875	2.13	%*	(0.92)%*	18%
—	(0.11)	—	(c)	12.45		28.38		12,660	2.13		0.02	79
—	(0.06)	—		9.80		7.30		6,542	2.28	(b)	0.36	138
—	(0.08)	0.01		9.19		25.78		5,230	2.24		(0.18)	90
—	(0.03)	—		7.37		(10.86)		3,272	2.27		(0.05)	86
—	—	—		8.30		(0.24)		4,245	2.49	*	0.27 *	261

$—	$(0.04)	$—	(c)	$13.60	(i)	9.00	%(i)	$41,750	2.14	%*	(0.90)%*	18%
—	(0.08)	—	(c)	12.50		28.36		39,409	2.13		(0.17)	79
—	(0.06)	—		9.81		7.25		32,649	2.29	(b)	0.23	138
—	(0.07)	—		9.20		25.85		36,147	2.24		(0.27)	90
—	(0.03)	—		7.37		(10.85)		29,581	2.27		(0.05)	86
—	—	—		8.30		(0.24)		37,463	2.49	*	0.27 *	261

$—	$—	$—	(c)	$40.76		12.66%		$361,829	1.63	%*	(1.05)%*	120%
—	—	0.01		36.18	(d)	7.65	(d)	328,815	1.64		(1.15)	272
—	—	0.01		33.61		3.32		293,550	1.71	(b)	(1.19)	238
—	—	—		32.53		32.83		82,736	1.76		(1.54)	206
—	—	—		24.49		18.54		28,449	1.76		(1.32)	237
—	—	—		20.66		(24.60)		710	1.75	*	(1.45)*	343

$—	$—	$—	(c)	$39.26		12.21%		$97,288	2.38	%*	(1.79)%*	120%
—	—	0.01		34.98	(e)	6.84	(e)	117,008	2.39		(1.91)	272
—	—	—		32.75		2.54		161,675	2.40	(b)	(1.69)	238
—	—	—		31.94		31.87		7,585	2.50		(2.29)	206
—	—	—		24.22		17.63		1,651	2.50		(2.08)	237
—	—	—		20.59		(24.85)		146	2.50	*	(2.18)*	343

$—	$—	$—	(c)	$39.24		12.21%		$185,093	2.38	%*	(1.80)%*	120%
—	—	0.01		34.97	(f)	6.84	(f)	192,675	2.39		(1.90)	272
—	—	0.01		32.73		2.57		219,872	2.40	(b)	(1.74)	238
—	—	—		31.91		31.86		13,199	2.50		(2.27)	206
—	—	—		24.20		17.48		2,244	2.50		(2.08)	237
—	—	—		20.60		(24.82)		298	2.50	*	(2.15)*	343

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  39

Statements of Assets and Liabilities

December 31, 2006 (Unaudited)

(Amounts in thousands, except per share amounts)	NACM Emerging Markets Opportunities Fund	NACM Global Fund

Assets:
Investments, at value	$39,206	$43,225
Cash	—	1
Foreign currency, at value	14	32
Security lending interest receivable (net)	—	—
Receivable for investments sold	240	—
Receivable for Fund shares sold	184	342
Dividends and interest receivable (net of foreign taxes)	45	30
Receivable from Adviser	—	1
Receivable from broker	—	—

	39,689	43,631

Liabilities:
Payable for investments purchased	161	—
Payable for securities sold short	—	—
Overdraft due to custodian	—	—
Options written, at value	—	—
Payable for Fund shares redeemed	12	61
Payable for collateral for securities on loan	—	—
Dividends payable	—	—
Investment advisory fees payable	30	25
Administration fees payable	15	18
Distribution fees payable	—	19
Servicing fees payable	1	9
Other liabilities	—	—

	219	132

Net Assets	$39,470	$43,499

Net Assets Consist of:
Paid-in-capital	$35,823	$38,260
Undistributed (dividends in excess of) net investment income	(66)	(247)
Accumulated net realized gain (loss)	(11,544)	1,152
Net unrealized appreciation on investments, options written, securities sold short and foreign currency transactions	15,257	4,334

	$39,470	$43,499

Net Assets:

Class A	$1,900	$12,731
Class B	—	18,103
Class C	550	11,569
Other Classes	37,020	1,096
Shares Issued and Outstanding :
Class A	80	686
Class B	—	1,012
Class C	23	645
Other Classes	1,551	59
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)

Class A	$23.82	$18.55
Class B	—	17.89
Class C	23.76	17.93
Cost of Investments	$23,949	$38,893

Cost of Foreign Currency	$14	$32

Premiums Received for Options Written	$—	$—

Proceeds on Securities Sold Short	$—	$—

*	With respect to the A, B, and C Classes, the redemption price varies by the length of time shares are held.

40  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

NACM International Fund	NACM Pacific Rim Fund	NFJ International Value Fund	RCM Biotechnology Fund	RCM Global Resources Fund	RCM Global Small-Cap Fund	RCM Healthcare Fund	RCM International Growth Equity Fund	RCM Technology Fund

$606,789	$357,511	$299,426	$204,125	$11,704	$277,265	$111,104	$90,307	$1,468,605
1	—	—	1	1	—	—	—	1,819
—	—	—	—	—	338	—	50	—
7	28	25	5	—	36	1	4	53
75	5,136	—	—	228	752	2,615	—	79,831
6,034	1,238	3,932	31	109	1,169	60	58	909
736	327	718	7	16	232	129	64	128
—	—	—	—	—	—	—	—	—
22,461	—	—	—	—	—	—	—	69

636,103	364,240	304,101	204,169	12,058	279,792	113,909	90,483	1,551,414

—	2,539	17,569	310	375	2,454	3,769	—	43,242
—	—	—	—	—	—	—	—	52,431
21,162	1,798	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	6,311
906	703	236	1,559	9	161	255	337	5,092
28,217	57,214	71,611	51,346	—	46,722	9,630	5,374	195,683
—	—	—	—	—	—	—	—	20
283	223	101	122	7	192	70	36	953
264	144	100	54	4	93	43	42	425
85	73	42	8	1	60	9	35	187
88	53	40	34	1	43	22	16	188
—	233	—	—	—	—	—	—	96

51,005	62,980	89,699	53,433	397	49,725	13,798	5,840	304,628

$585,098	$301,260	$214,402	$150,736	$11,661	$230,067	$100,111	$84,643	$1,246,786

$501,159	$254,009	$187,320	$495,949	$10,509	$174,813	$116,158	$181,930	$1,147,541
(250)	(1,342)	523	(1,168)	(13)	(1,338)	(224)	(667)	(7,872)
10,273	2,096	198	(361,999)	(21)	(1,446)	(20,091)	(115,631)	(158,556)

73,916	46,497	26,361	17,954	1,186	58,038	4,268	19,011	265,673

$585,098	$301,260	$214,402	$150,736	$11,661	$230,067	$100,111	$84,643	$1,246,786

$279,415	$95,994	$127,061	$10,995	$3,030	$78,763	$13,970	$19,035	$361,829
—	39,029	—	5,622	—	50,095	7,101	14,875	97,288
140,864	77,995	72,010	6,749	2,346	45,816	6,348	41,750	185,093
164,819	88,242	15,331	127,370	6,285	55,393	72,692	8,983	602,576

11,706	6,451	5,713	438	194	2,511	623	1,383	8,877
—	2,698	—	232	—	1,650	329	1,099	2,478
5,956	5,424	3,256	279	151	1,510	294	3,071	4,717
6,856	5,890	686	5,074	401	1,748	3,243	643	14,683

$23.87	$14.88	$22.24	$25.12	$15.62	$31.37	$22.42	$13.76	$40.76
—	14.47	—	24.20	—	30.36	21.60	13.53	39.26
23.65	14.38	22.11	24.21	15.53	30.34	21.60	13.60	39.24
$532,999	$310,790	$273,065	$186,171	$10,518	$219,223	$106,838	$71,297	$1,207,751

$(21,193)	$(1,803)	$—	$—	$—	$338	$—	$50	$—

$—	$—	$—	$—	$—	$—	$—	$—	$9,806

$—	$—	$—	$—	$—	$—	$—	$—	$53,854

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   41

Statements of Operations

Six Months Ended December 31, 2006 (Unaudited)

(Amounts in thousands)	NACM Emerging Markets Opportunities Fund	NACM Global Fund

Investment Income:
Interest	$9	$22
Dividends, net of foreign withholding taxes	240	159
Security lending income (net)	—	—
Miscellaneous income	16	—
Total Income	265	181

Expenses:
Investment advisory fees	171	138
Administration fees	93	99
Distribution fees — Class B	—	61
Distribution fees — Class C	—	40
Servicing fees — Class A	1	15
Servicing fees — Class B	—	20
Servicing fees — Class C	—	13
Distribution and/or servicing fees — Other Classes	—	1
Dividends on securities sold short	—	—
Trustees’ fees	3	2
Interest expense	—	—
Shareholder communications expense	—	2
Organization expense	—	—
Reorganization expense	91	—
Total Expenses	359	391

Net Investment Income (Loss)	$(94)	$(210)

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,727	1,423
Options written	—	—
Securities sold short	—	—
Foreign currency transactions	(48)	(16)
Net change in unrealized appreciation/depreciation on:
Investments	7,365	3,233
Options written	—	—
Securities sold short	—	—
Foreign currency transactions	(90)	—
Net Realized and Change in Unrealized Gain (Loss)	8,954	4,640

Net Increase in Net Assets Resulting from Investment Operations	$8,860	$4,430

42  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

NACM International Fund	NACM Pacific Rim Fund	NFJ International Value Fund	RCM Biotechnology Fund	RCM Global Resources Fund	RCM Global Small-Cap Fund	RCM Healthcare Fund	RCM International Growth Equity Fund	RCM Technology Fund

$320	$168	$267	$142	$10	$82	$93	$6	$1,604
3,191	1,408	1,731	19	44	686	594	476	1,551
53	181	126	25	—	194	6	18	344
—	—	—	—	—	—	—	—	—
3,564	1,757	2,124	186	54	962	693	500	3,499

1,387	1,194	447	748	33	1,062	439	203	5,471
1,291	767	443	333	19	514	274	238	2,449
—	135	—	22	—	177	29	51	397
401	271	183	27	5	155	27	150	701
271	108	113	15	3	91	18	23	421
—	45	—	8	—	59	10	17	132
134	90	61	9	2	52	9	50	234
15	41	6	176	—	35	100	3	330
—	—	—	—	—	—	—	—	42
26	14	8	8	1	11	5	4	63
30	11	—	1	—	2	1	6	9
25	13	9	7	1	10	5	4	55
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
3,580	2,689	1,270	1,354	64	2,168	917	749	10,304

$(16)	$(932)	$854	$(1,168)	$(10)	$(1,206)	$(224)	$(249)	$(6,805)

17,768	7,586	301	(4,520)	31	1,027	1,289	(217)	71,188
—	—	—	433	—	—	(161)	—	(10,735)
—	—	—	—	—	—	(12)	—	(13,948)
(547)	(241)	—	—	(2)	(42)	(8)	8	(192)

47,712	27,780	24,727	17,989	48	25,098	5,377	7,614	98,092
—	—	—	(231)	—	—	(153)	—	3,713
—	—	—	—	—	—	(23)	—	1,170
280	2	—	—	—	(8)	—	(1)	(1)
65,213	35,127	25,028	13,671	77	26,075	6,309	7,404	149,287

$65,197	$34,195	$25,882	$12,503	$67	$24,869	$6,085	$7,155	$142,482

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  43

Statements of Changes in Net Assets

(Amounts in thousands)	NACM Emerging Markets Opportunities Fund			NACM Global Fund		NACM International Fund

	Six months ended December 31, 2006	Period from 4/1/06 to 6/30/06	Year Ended March 31, 2006	Six months ended December 31, 2006	Year ended June 30, 2006	Six months ended December 31, 2006	Year ended June 30, 2006
	(Unaudited)			(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Investment Operations:
Net investment income (loss)	$(94)	$140	$506	$(210)	$(83)	$(16)	$2,783
Net realized gain (loss) on investments, options written and foreign currency transactions	1,679	1,125	8,723	1,407	2,316	17,221	17,963
Payments from Affiliates**	—	—	—	—	—	—	—
Net change in unrealized appreciation/depreciation of investments, and foreign currency transactions	7,275	(3,599)	4,141	3,233	429	47,992	24,389

Net increase (decrease) resulting from investment operations	8,860	(2,334)	13,370	4,430	2,662	65,197	45,135

Dividends and Distributions to Shareholders from:
Net investment income
Class A	—	—	—	—	—	(1,113)	(376)
Class C	—	—	—	—	—	(4)	(116)
Other Classes	(36)	—	(394)	—	—	(982)	(476)
Net realized capital gains
Class A	—	—	—	(652)	(231)	(10,715)	(1,203)
Class B	—	—	—	(976)	(309)	—	—
Class C	—	—	—	(613)	(315)	(5,395)	(594)
Other Classes	(507)	—	—	(56)	(13)	(6,224)	(1,651)
Total Dividends and Distributions to Shareholders	(543)	—	(394)	(2,297)	(868)	(24,433)	(4,416)
Fund Share Transactions:
Shares sold
Class A	1,770	—	—	2,893	7,870	99,800	152,305
Class B	—	—	—	3,793	11,795	—	—
Class C	507	—	—	1,668	7,016	49,265	73,488
Other Classes	15,082	3,914	20,421	345	838	52,874	70,545
Issued in reinvestment of dividends and distributions
Class A	—	—	—	589	210	8,645	1,201
Class B	—	—	—	758	238	—	—
Class C	—	—	—	483	233	4,252	572
Other Classes	543	—	335	57	12	7,164	2,127
Cost of shares redeemed
Class A	(10)	—	—	(1,921)	(1,836)	(16,385)	(15,802)
Class B	—	—	—	(1,907)	(2,072)	—	—
Class C	—	—	—	(1,267)	(2,566)	(6,197)	(5,399)
Other Classes	(7,607)	(1,625)	(33,755)	(136)	(1,381)	(15,704)	(29,656)
Net increase (decrease) from Fund share transactions	10,285	2,289	(12,999)	5,355	20,357	183,714	249,381
Class II Liquidation	(14,693)	—	—	—	—	—	—

Fund Redemption Fees	—	—	—	—	4	14	29

Total Increase (Decrease) in Net Assets	3,909	(45)	(23)	7,488	22,155	224,492	290,129

Net Assets:
Beginning of period	35,561	35,606	35,629	36,011	13,856	360,606	70,477

End of period*	$39,470	35,561	$35,606	$43,499	$36,011	$585,098	$360,606

*Including undistributed (dividends in excess of) net investment income of:	$(66)	$64	$(20)	$(247)	$(37)	$(250)	$1,865

**        See Note 9

44  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

NACM Pacific Rim Fund		NFJ International Value Fund		RCM Biotechnology Fund		RCM Global Resources Fund		RCM Global Small-Cap Fund

Six months ended December 31, 2006	Year ended June 30, 2006	Six months ended December 31, 2006	Year ended June 30, 2006	Six months ended December 31, 2006	Year ended June 30, 2006	Six months ended December 31, 2006	Year ended June 30, 2006	Six months ended December 31, 2006	Year ended June 30, 2006
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$(932)	$(373)	$854	$1,017	$(1,168)	$(3,387)	$(10)	$3	$(1,206)	$(1,214)

7,345	19,216	301	2,451	(4,087)	7,355	29	1,091	985	5,233
—	9	—	—	—	2	—	—	—	14

27,782	14,105	24,727	1,171	17,758	(9,915)	48	562	25,090	19,173

34,195	32,957	25,882	4,639	12,503	(5,945)	67	1,656	24,869	23,206

—	(142)	(496)	(486)	—	—	(4)	—	—	—
—	—	(132)	(173)	—	—	(2)	—	—	—
—	(236)	(72)	(46)	—	—	(1)	—	—	—

(6,390)	(1,391)	(1,452)	(148)	—	—	(225)	—	—	—
(2,699)	(566)	—	—	—	—	—	—	—	—
(5,402)	(1,098)	(825)	(73)	—	—	(141)	—	—	—
(5,784)	(1,148)	(172)	(7)	—	—	(498)	(737)	—	—
(20,275)	(4,581)	(3,149)	(933)	—	—	(871)	(737)	—	—

20,218	73,881	52,494	66,770	1,435	8,722	2,441	2,576	11,274	53,990
6,190	29,124	—	—	219	1,427	—	—	4,128	34,461
11,866	55,753	31,375	36,053	937	2,978	2,205	859	6,437	27,344
32,388	64,371	7,687	7,685	1,632	11,928	161	233	7,256	33,427

4,251	1,092	1,530	503	—	—	217	—	—	—
1,878	398	—	—	—	—	—	—	—	—
2,220	535	693	188	—	—	142	—	—	—
5,668	1,343	238	50	—	—	492	737	—	—

(12,939)	(29,190)	(5,468)	(6,088)	(4,219)	(9,669)	(719)	(1,044)	(12,645)	(15,302)
(5,214)	(8,933)	—	—	(1,118)	(2,872)	—	—	(7,788)	(8,572)
(8,599)	(12,434)	(2,665)	(2,565)	(1,716)	(3,880)	(660)	(94)	(5,976)	(10,917)
(10,571)	(20,076)	(545)	(3,877)	(31,944)	(91,244)	(37)	—	(12,739)	(13,022)

47,356	155,864	85,339	98,719	(34,774)	(82,610)	4,242	3,267	(10,053)	101,409
—	—	—	—	—	—	—	—	—	—

22	69	10	14	1	16	1	—	3	60

61,298	184,309	108,082	102,439	(22,270)	(88,539)	3,439	4,186	14,819	124,675

239,962	55,653	106,320	3,881	173,006	261,545	8,222	4,036	215,248	90,573

$301,260	$239,962	$214,402	$106,320	$150,736	$173,006	$11,661	$8,222	$230,067	$215,248

$(1,342)	$(410)	$523	$369	$(1,168)	$—	$(13)	$4	$(1,338)	$(132)

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  45

Statements of Changes in Net Assets (Cont.)

(Amounts in thousands)	RCM Healthcare Fund		RCM International Growth Equity Fund		RCM Technology Fund

	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006
Increase (Decrease) in Net Assets from:
Investment Operations:
Net investment income (loss)	$(224)	$(864)	$(249)	$111	$(6,805)	$(16,647)
Net realized gain (loss) on investments, options written, securities sold short and foreign currency transactions	1,108	8,413	(209)	7,466	46,313	94,301
Payments from Affiliates*	—	21	—	—	—	837
Net change in unrealized appreciation/depreciation of investments, options written, securities sold short and foreign currency transactions	5,201	(5,769)	7,613	8,719	102,974	2,840
Net increase resulting from investment operations	6,085	1,801	7,155	16,296	142,482	81,331
Dividends and Distributions to Shareholders from:
Net investment income
Class A	—	—	(167)	(204)	—	—
Class B	—	—	(47)	(74)	—	—
Class C	—	—	(108)	(233)	—	—
Other Classes	—	—	(96)	(135)	—	—
Total Dividends and Distributions to Shareholders	—	—	(418)	(646)	—	—
Fund Share Transactions:
Shares sold
Class A	1,417	7,303	1,826	5,461	52,582	147,984
Class B	215	1,549	3,159	7,678	1,087	8,824
Class C	379	2,382	2,004	4,842	3,141	23,233
Other Classes	1,264	11,900	1,265	4,662	59,735	290,519
Issued in reinvestment of dividends and distributions
Class A	—	—	144	182	—	—
Class B	—	—	38	60	—	—
Class C	—	—	95	204	—	—
Other Classes	—	—	94	130	—	—
Cost of shares redeemed
Class A	(2,769)	(11,523)	(2,105)	(3,757)	(59,987)	(132,541)
Class B	(1,568)	(3,233)	(2,148)	(3,386)	(32,348)	(68,290)
Class C	(1,850)	(4,799)	(3,140)	(6,806)	(31,917)	(66,938)
Other Classes	(16,485)	(56,080)	(2,247)	(3,989)	(121,491)	(216,271)
Net increase (decrease) from Fund share transactions	(19,397)	(52,501)	(1,015)	5,281	(129,198)	(13,480)

Fund Redemption Fees	—	15	1	3	55	233

Total Increase (Decrease) in Net Assets	(13,312)	(50,685)	5,723	20,934	13,339	68,084

Net Assets:
Beginning of period	113,423	164,108	78,920	57,986	1,233,447	1,165,363

End of period*	$100,111	$113,423	$84,643	$78,920	$1,246,786	$1,233,447

*Including dividends in excess of net investment income of:	$(224)	$—	$(667)	$—	$(7,872)	$(1,067)

*          See Note 9

46  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Notes to Financial Statements
(Unaudited)
December 31, 2006

1. ORGANIZATION

Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-five separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. Information presented in these financial statements pertains to the A, B, and C Classes (the “Retail Classes”) of the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

          In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements Interpretation 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by December 31, 2007.

          In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

          Valuation of Investments. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development occurs that may significantly impact the value of a security are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

          The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time)(the “NYSE Close”). In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

          The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value (“NAV”) is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

          Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date.

| 12.31.06 | Allianz Funds Semi-Annual Report  47

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

          Dividends and Distributions to Shareholders. Dividends from net investment income except, the NFJ International Value Fund, if any, are declared and distributed to shareholders annually. Dividends from net investment income, if any, of the NFJ International Value Fund are declared and distributed to shareholders quarterly. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

          Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid-in-capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

          Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

          Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for federal income taxes is required.

          Foreign Currency. The Funds’ accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

          Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were: NACM Emerging Markets Opportunities Fund—$26,801; NACM Global Fund—$4,241; NACM International Fund—$186,686; NACM Pacific Rim Fund—$82,467; NFJ International Value Fund—$109,350; RCM Biotechnology Fund—$686; RCM Global Resources Fund—$2,960; RCM Global Small-Cap Fund—$43,426; RCM Healthcare Fund—$312; RCM International Growth Equity Fund—$23,111; and RCM Technology Fund—$119,333.

          Options Contracts. Certain Funds may write options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

          Repurchase Agreements. The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

          Securities Lending. The Funds may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Funds will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Funds and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the six months ended December 31, 2006 was $180,090. Cash collateral received for securities on loan is invested in securities identified in the Schedules of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund.

          Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Funds may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Funds bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Funds also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value.

48  Allianz Funds Semi-Annual Report | 12.31.06 |

Dresdner Bank AG, a direct subsidiary to Allianz AG and affiliate to the Trust, is the securities lending agent for the Trust.

          Short Sales. The Funds may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

3. FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”) an indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”) serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

Each of the Funds also has a sub-adviser, which under supervision of AGIFM, directs the investments of the Fund’s assets. The advisory fees received by the Adviser are paid all or in part to the sub-advisers in accordance with the portfolio management agreements.

          Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee						Administration Fee*
	All Classes		Inst’l Class(1)		Admin. Class(1)		Class A, B and C(2)		Class D(2)		Class R(2)

NACM Emerging Markets Opportunities Fund	0.90%		0.45%		N/A		0.60%		0.60%		N/A
NACM Global Fund	0.70%		0.35%		0.35%		0.50%		0.50%		0.50%
NACM International Fund	0.60%		0.45%		0.45%		0.60%		0.60%		0.60%
NACM Pacific Rim Fund	0.90%		0.45%		N/A		0.60%		0.60%		N/A
NFJ International Value Fund	0.60%		0.45%		N/A		0.60%		0.60%		N/A
RCM Biotechnology Fund	0.90	%(5)	N/A		N/A		0.40%		0.40%		N/A
RCM Global Resources Fund	0.70%		0.35%		N/A		0.50%		0.50%		N/A
RCM Global Small-Cap Fund	1.00%		0.35%		N/A		0.50%		0.50%		N/A
RCM Healthcare Fund	0.80	%(6)	N/A		N/A		0.50%		0.50%		N/A
RCM International Growth Equity Fund	0.50%		0.45%		0.45%		0.60%		0.60%		N/A
RCM Technology Fund	0.90%		0.30	%(3)	0.30	%(3)	0.45	%(4)	0.45	%(4)	N/A

(1)

The Administrative Fee rate for Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A, B, C, D and R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(3)

The Administrative Fee rate for RCM Technology Fund Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(4)

The Administrative Fee rate for RCM Technology Fund Classes A, B, C and D are subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C and D shares.

(5)

Effective January 1, 2007, the Fund’s advisory fee has been reduced by 0.05%, to 0.85%. In addition, effective October 1, 2007, the Fund’s advisory fee will be further reduced by 0.05%, to 0.80%. These advisory fee reductions will continue until at least December 31, 2007.

(6)	Effective January 1, 2007, the Fund’s advisory fee has been reduced by 0.05%, to 0.75%. This advisory fee reduction will continue until at least December 31, 2007.

*

To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

          Redemption Fees. Investors in Class A, Class B and Class C shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges.

          In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

          A new 30 day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange.

| 12.31.06 | Allianz Funds Semi-Annual Report  49

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

          The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

          Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”), an indirect wholly-owned subsidiary of Allianz Global, serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current period with no unreimbursed costs to be carried forward as of December 31, 2006.

          Pursuant to separate Distribution Servicing Plans for Class A, Class B, Class C and Class R shares, the Distributor receives (i) in connection with the distribution of Class B, Class C and Class R shares of the Trust, certain distributions fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust.

          Pursuant to the Distribution and Servicing Plans adopted by the D Class of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the D Class. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee (%)	Servicing Fee (%)
Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
All Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

          AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the six months ended December 31, 2006, AGID received $554,307 representing commissions (sales charges) and contingent deferred sales charges.

          Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

          Trustees, other than those affiliated with AGIFM, Allianz Global Investors of America L.P. (“Allianz”), or a Sub-Adviser, receive an annual retainer of $80,000 ($160,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. The Chairman of the Trustees receives a $20,000 annual retainer for his service as an ex officio member of each Committee of the Board of Trustees. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees as if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

50  Allianz Funds Semi-Annual Report | 12.31.06 |

4. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

          Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the period ended December 31, 2006, were as follows (amounts in thousands):

	Purchases	Sales

NACM Emerging Markets Opportunities Fund	$39,541	$17,198
NACM Global Fund	23,304	21,460
NACM International Fund	416,687	281,363
NACM Pacific Rim Fund	112,862	85,914
NFJ International Value Fund	88,172	4,418
RCM Biotechnology Fund	36,151	73,165
RCM Global Resources Fund	9,549	6,890
RCM Global Small-Cap Fund	59,838	73,519
RCM Healthcare Fund	136,972	156,221
RCM International Growth Equity Fund	14,580	15,777
RCM Technology Fund	1,364,877	1,381,777

5. TRANSACTIONS IN OPTIONS WRITTEN

Transactions in options written were (amounts in thousands except for number of contracts):

	RCM Biotechnology Fund		RCM Healthcare Fund		RCM Technology Fund
	Contracts	Premiums Received	Contracts	Premiums Received	Contracts	Premiums Received

Balance at 6/30/2006	1,380	$286	2,504	$314	16,085	$2,908
Sales	8,071	559	16,234	2,084	171,075	23,317
Closing Buys	(5,081)	(296)	(15,846)	(2,208)	(96,073)	(15,806)
Exercises	—	—	—	—	(632)	(134)
Expirations	(4,370)	(549)	(2,892)	(190)	(1,787)	(479)

Balance at 12/31/2006	—	$—	—	$—	88,668	$9,806

6. FEDERAL INCOME TAX MATTERS

At December 31, 2006, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

NACM Emerging Markets Opportunities Fund	$23,949	$15,373	$(116)	$15,257
NACM Global Fund	38,893	4,981	(649)	4,332
NACM International Fund	532,999	75,114	(1,324)	73,790
NACM Pacific Rim Fund	310,790	50,471	(3,750)	46,721
NFJ International Value Fund	273,065	27,418	(1,057)	26,361
RCM Biotechnology Fund	186,171	26,426	(8,472)	17,954
RCM Global Resources Fund	10,518	1,328	(142)	1,186
RCM Global Small-Cap Fund	219,223	61,595	(3,553)	58,042
RCM Healthcare Fund	106,838	6,260	(1,994)	4,266
RCM International Growth Equity Fund	71,297	19,320	(310)	19,010
RCM Technology Fund	1,207,754	268,267	(7,416)	260,851

| 12.31.06 | Allianz Funds Semi-Annual Report  51

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

7. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands figures for the period ended 6/30/06 are audited):

	NACM Emerging Markets Opportunities Fund						NACM Global Fund

	Six Months Ended 12/31/2006		4/21/2006 to 6/30/2006		Year Ended 3/31/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	80	$1,770	—	$—	—	$—	160	$2,893	455	$7,870
Class B	—	—	—	—	—	—	215	3,793	701	11,795
Class C	23	507	—	—	—	—	95	1,668	415	7,016
Other Classes	1,551	15,082	183	3,900	444	7,698	18	345	49	838

Issued in reinvestment of dividends and distributions
Class A	—	—	—	—	—	—	32	589	12	210
Class B	—	—	—	—	—	—	42	758	15	238
Class C	—	—	—	—	—	—	27	483	14	233
Other Classes	27	543	—	—	19	307	2	56	1	12

Cost of shares redeemed
Class A	—	(10)	—	—	—	—	(106)	(1,920)	(107)	(1,836)
Class B	—	—	—	—	—	—	(109)	(1,907)	(123)	(2,072)
Class C	—	—	—	—	—	—	(73)	(1,266)	(152)	(2,566)
Other Classes	(337)	(7,607)	(73)	(1,454)	(1,558)	(23,859)	(7)	(136)	(84)	(1,381)
Net increase (decrease) resulting from Fund share transactions	1,344	$10,285	110	$2,446	(1,095)	$(15,854)	296	$5,356	1,196	$20,357

	NACM International Fund				NACM Pacific Rim Fund				NFJ International Value Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	4,359	$99,800	7,393	$152,305	1,398	$20,218	5,369	$73,881	2,556	$52,494	3,590	$66,770
Class B	—	—	—	—	437	6,190	2,156	29,124	—	—	—	—
Class C	2,167	49,265	3,575	73,488	842	11,866	4,178	55,753	1,523	31,375	1,940	36,053
Other Classes	2,303	52,874	3,485	70,545	2,217	32,388	4,880	64,371	369	7,687	390	7,685

Issued in reinvestment of dividends and distributions
Class A	364	8,645	63	1,201	290	4,251	84	1,092	71	1,530	28	503
Class B	—	—	—	—	132	1,878	31	398	—	—	—	—
Class C	182	4,252	30	572	157	2,220	42	535	32	693	10	188
Other Classes	302	7,164	111	2,127	383	5,668	103	1,343	11	238	2	50

Cost of shares redeemed
Class A	(714)	(16,385)	(767)	(15,802)	(893)	(12,939)	(2,139)	(29,190)	(270)	(5,468)	(328)	(6,088)
Class B	—	—	—	—	(369)	(5,214)	(694)	(8,933)	—	—	—	—
Class C	(276)	(6,197)	(269)	(5,399)	(612)	(8,599)	(955)	(12,434)	(132)	(2,665)	(140)	(2,565)
Other Classes	(675)	(15,704)	(1,448)	(29,656)	(726)	(10,571)	(1,487)	(20,076)	(26)	(545)	(224)	(3,877)
Net increase (decrease) resulting from Fund share transactions	8,012	$183,714	12,173	$249,381	3,256	$47,356	11,568	$155,864	4,134	$85,339	5,268	$98,719

52   Allianz Funds Semi-Annual Report | 12.31.06 |

	RCM Biotechnology Fund				RCM Global Resources Fund				RCM Global Small-Cap Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	59	$1,435	329	$8,722	150	$2,441	144	$2,576	405	$11,274	1,991	$53,990
Class B	9	219	56	1,427	—	—	—	—	151	4,128	1,319	34,461
Class C	40	937	115	2,978	138	2,205	49	859	235	6,437	1,051	27,344
Other Classes	68	1,632	454	11,928	10	161	14	233	250	7,256	1,193	33,427

Issued in reinvestment of dividends and distributions
Class A	—	—	—	—	13	217	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—	—	—	—	—	—
Class C	—	—	—	—	9	142	—	—	—	—	—	—
Other Classes	—	—	—	—	29	492	49	737	—	—	—	—

Cost of shares redeemed
Class A	(173)	(4,219)	(381)	(9,669)	(45)	(719)	(68)	(1,044)	(451)	(12,645)	(563)	(15,302)
Class B	(48)	(1,118)	(114)	(2,872)	—	—	—	—	(287)	(7,788)	(335)	(8,572)
Class C	(72)	(1,716)	(155)	(3,880)	(39)	(660)	(6)	(94)	(221)	(5,976)	(429)	(10,917)
Other Classes	(1,308)	(31,944)	(3,509)	(91,244)	(2)	(37)	—	—	(461)	(12,739)	(484)	(13,022)
Net increase (decrease) resulting from Fund share transactions	(1,425)	$(34,774)	(3,205)	$(82,610)	263	$4,242	182	$3,267	(379)	$(10,053)	3,743	$101,409

	RCM Healthcare Fund				RCM International Growth Equity Fund				RCM Technology Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	64	$1,417	328	$7,303	142	$1,826	451	$5,461	1,389	$52,582	3,834	$147,984
Class B	10	215	72	1,549	250	3,159	639	7,678	30	1,087	232	8,824
Class C	18	379	110	2,382	158	2,004	404	4,842	86	3,141	613	23,233
Other Classes	57	1,264	534	11,900	96	1,265	382	4,662	1,578	59,735	7,474	290,519

Issued in reinvestment of dividends and distributions
Class A	—	—	—	—	10	144	16	182	—	—	—	—
Class B	—	—	—	—	3	38	5	60	—	—	—	—
Class C	—	—	—	—	7	95	18	204	—	—	—	—
Other Classes	—	—	—	—	7	94	11	130	—	—	—	—
Cost of shares redeemed
Class A	(125)	(2,769)	(529)	(11,523)	(162)	(2,105)	(317)	(3,757)	(1,601)	(59,987)	(3,478)	(132,541)
Class B	(73)	(1,568)	(151)	(3,233)	(170)	(2,148)	(295)	(3,386)	(897)	(32,348)	(1,824)	(68,290)
Class C	(87)	(1,850)	(225)	(4,799)	(246)	(3,140)	(599)	(6,806)	(879)	(31,917)	(1,821)	(66,938)
Other Classes	(744)	(16,485)	(2,541)	(56,080)	(172)	(2,247)	(317)	(3,989)	(3,249)	(121,491)	(5,675)	(216,271)
Net increase (decrease) resulting from Fund share transactions	(880)	$(19,397)	(2,402)	$(52,501)	(77)	$(1,015)	398	$5,281	(3,543)	$(129,198)	(645)	$(13,480)

†     Commencement of operations

8. LEGAL PROCEEDINGS

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements.

          Since February 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and

| 12.31.06 | Allianz Funds Semi-Annual Report  53

Notes to Financial Statements  (Cont.)
(Unaudited)
December 31, 2006

former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

          It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM, PEA and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

9. PAYMENTS FROM AFFILIATES

AGIFM has identified transactions in which certain Funds’ purchase of shares of exchange-traded index funds caused that Funds’ ownership of other investment companies to exceed the Funds’ investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Funds for losses identified in the review.

          The SEC has taken the position that certain purchases of exchange traded index funds caused certain Funds’ ownership of other investment companies to exceed the statutory limit on ownership of voting stock. The SEC staff requested AGIFM reimburse those Funds for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Funds for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to those Funds. RCM Technology Fund was reimbursed $39,452 ($0.001 per share) in connection with this matter.

          During the year-ended June 30, 2006 the Adviser reimbursed RCM Global Small-Cap Fund, RCM Healthcare Fund and RCM Technology Fund, $11,116, $21,237 and $797,642 ($0.02 per share), respectively. These amounts fully resolve a review of the extent to which the Funds’ had made filings to participate in class action settlements for which they were eligible during certain periods prior to December 2005.

          During the year ended June 30, 2006, the Sub-Advisers reimbursed NACM Pacific Rim Fund, RCM Biotechnology, and RCM Global Small-Cap Fund $9,135, $2,247 and $2,422 respectively for realized losses resulting from trading errors

          During the period ended December 31, 2006 Sub-Adviser reimbursed RCM International Growth Equity Fund $69 for realized losses resulting from trading errors.

10. FUND REORGANIZATION

NACM Emerging Markets Opportunities Fund reorganized on August 18, 2006, when the Nicholas-Applegate Emerging Markets Opportunities Fund (the “NACM Fund”) reorganized into a corresponding Fund of the Allianz Funds, a Massachusetts business trust. The NACM Fund transferred substantially all of its assets and liabilities in exchange for Institutional Class shares of the NACM Emerging Markets Opportunities Fund. Prior to August 18, 2006, the NACM Fund bore expenses incurred specifically on its behalf plus an allocation of its share of the Nicholas-Applegate Institutional Funds.

54   Allianz Funds Semi-Annual Report | 12.31.06 |

Board Approval of Investment Advisory and Portfolio Management Agreements
(Unaudited)
December 31, 2006

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the particular sub-adviser for each Fund (collectively, the “Agreements”).  The sub-advisers for the Funds appearing in this report include RCM Capital Management LLC (“RCM”), Nicholas-Applegate Capital Management LLC (“NACM”), and NFJ Investment Group L.P. (“NFJ”) (collectively, the “Sub-Advisers”).

          At an in-person meeting held in December 2006, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2007.  At in-person meetings held in the first-half of 2006, the Board and the Independent Trustees unanimously approved, for an initial 2-year term, the Agreements with respect to the Allianz NACM Emerging Markets Opportunities Fund (the “New Fund”), which commenced operations in 2006. Similarly, Agreements with respect to the RCM Small-Cap Growth Fund were approved in 2005 for an initial 2-year term, and the board approval of these Agreements has been described in previous public disclosure documents.

          The material factors and conclusions that formed the basis of these approvals for the Funds, including the New Fund, are discussed below.

REVIEW PROCESS

The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Advisers furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in most cases through the Board’s Contracts Committee) met in person and telephonically a number of times from October to December 2006 (and earlier with respect to the New Fund), both with management and in private sessions, for the specific purpose of considering the proposed continuation (or, in the case of the New Fund, the proposed initial approval) of the Agreements (the “contract review meetings”).  In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data by the Board’s Performance Committee at each regular meeting and periodic presentations from the Sub-Advisers with respect to the Funds they manage.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed approvals with representatives of the Adviser and the Sub-Advisers and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements.  The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management.  The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Adviser and the Sub-Advisers.  During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either in writing or orally.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years.  The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years.  The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.  However, they also took into account in their review those interests of all the Allianz Funds that were in common.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Advisers.  They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements.  The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment programs used by each Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Advisers, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries, and assets under management and other information relating to the financial resources of the Adviser and the Sub-Advisers, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds.  In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Advisers, noting that the Funds are multi-manager funds.  They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees also took into account shareholder expectations that the Adviser and applicable Sub-Advisers would be managing the Funds.

          The Trustees noted that, pursuant to the Portfolio Management Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees.  The Sub-Advisers implement the Funds’ investment programs (subject to the terms of the prospectus), analyze economic trends, evaluate the risk/return characteristics of the Funds, construct the Funds’ portfolios, monitor the Funds’ compliance with investment restrictions, and report to the Trustees.  In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Advisers in managing the Funds and the in-house research capabilities of the Sub-Advisers.  They also considered various investment resources available to the Sub-Advisers, including research services acquired with “soft dollars” available to the Sub-Advisers as a result of securities transactions effected for the Funds and other clients.  The Trustees reviewed each Sub-Adviser’s compliance program, including enhancements made during the past year.

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Advisers, the Adviser provides or procures through

| 12.31.06 | Allianz Funds Semi-Annual Report  55

Board Approval of Investment Advisory and Portfolio Management Agreements  (Cont.)
(Unaudited)
December 31, 2006

third-party service providers most administrative services required by the Funds under a separate Administration Agreement.  These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services.  The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services that are ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee.  They also took into account that the Adviser provides each Fund with office space, administrative services and personnel to serve as Fund officers, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements: that the scope of the services provided to the Funds by the Adviser and the Sub-Advisers under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers to the Funds.

FUND PERFORMANCE

In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, including comparisons of each Fund’s investment results with those of mutual funds in a peer universe, as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended June 30, 2006, together with an analysis of the comparative performance information prepared by an independent consultant.  The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by each Sub-Adviser to that of each Fund managed by such Sub-Adviser.  In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks.  The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees or their independent consultant.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          Funds Sub-Advised By NACM (NACM Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the NACM Pacific Rim, Global, and International Funds.  Only one and three years of performance information was presented for the NACM Global Fund because of its short existence.  The comparative information showed that for all NACM Funds, performance was above median for the performance universes for all periods.  Because the NACM Emerging Markets Opportunities Fund had not yet commenced operations at the time of consideration of the Agreements, it had no past investment performance to be reviewed by the Trustees.  The Trustees took into account the performance records and expertise of the lead members of the New Fund’s portfolio management team.

          NFJ International Value Fund. The Trustees reviewed information showing performance of the Institutional Class shares of the NFJ International Value Fund.  Only one and three years of performance information were presented for the NFJ International Value Fund because of its short existence.  The comparative information showed that for the NFJ International Value Fund, performance was above median for its performance universe for all periods.

          Funds Sub-Advised by RCM (RCM Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the RCM Technology, International Growth Equity, Global Small-Cap, Biotechnology, Healthcare, and Global Resources Funds.  The comparative information showed that performance for the RCM Global Small-Cap Fund was above median for its performance universe for all periods.  For the RCM International Growth Equity Fund, performance was below the median (in the fourth quartile) for the five-year period, but was above the median for the one-, three- and ten-year periods.  For the RCM Technology Fund, performance was below the median (in the third quartile) for the one-year period, but was at or above the median for the three-, five- and ten-year periods.  Only one year of performance information was presented for the Global Resources Fund because of its short existence, but it was above the median for the performance universe for this period.  Only one and three years of performance information were presented for the RCM Biotechnology and Healthcare Funds because of their short existences and both were below the median (in the fourth quartile) for the performance universes for both periods.

          Based on this and other information, and taking into account fee waivers proposed for certain Funds as described under “Fees and Other Expenses” below, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Advisers’ services were of a nature, quality and extent sufficient to support continuation (or, in the case of New Funds, initial approval) of the Agreements.

FEES AND OTHER EXPENSES

The Trustees considered the advisory fees paid by each Fund to the Adviser and sub-advisory fees paid by the Adviser to the Sub-Advisers.  In doing so, the Trustees reviewed a report from an independent consultant, which analyzed comparisons of Funds’ fees and expenses to their Lipper peer groups.  The Trustees also considered the administrative fee rate paid by each Fund to the Adviser.  Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Advisers, and the services provided by the Adviser, on the one hand, and the Sub-Advisers, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vi) each Fund’s total expenses as compared to those funds in their peer groups and peer universes as provided by Lipper.

          The Trustees also considered information showing the advisory fees charged by the Sub-Advisers to institutional and other accounts with investment objectives similar to those of the Funds.  The information indicated that the fee rates paid to the Sub-Advisers by the Adviser with respect to the Funds were not necessarily as low as the fee rates charged by the Sub-Advisers to other similar institutional accounts.  The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Advisers to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Funds, and the

56  Allianz Funds Semi-Annual Report | 12.31.06 |

Board Approval of Investment Advisory and Portfolio Management Agreements

expenses associated with the more extensive regulatory regime governing registered funds.

          The Trustees also considered and evaluated the administrative fees paid by each Fund under the Administration Agreement, including in light of the total expenses of the Funds and the total expenses of competitor funds as reflected in the Lipper materials. The Trustees noted that, in connection with the contract review process in prior years, they had negotiated with the Adviser to observe administrative fee breakpoints for each Fund and share class under the Administration Agreement, and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes). The Trustees considered the savings realized by shareholders under this arrangement, noting that a number of Funds had reached sufficient size for these administrative fee breakpoints to result in fee reductions.

          The Trustees reviewed information provided by Lipper and an independent consultant comparing each Fund’s advisory fee, and ratios of total expenses (less Rule 12b-1/distribution fees) to net assets (“total expense ratios”) for one or two share classes (retail and/or institutional share classes, depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds, for the most recent fiscal year. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and other sources that were not independently verified by the Trustees.

          NACM Funds. For all NACM Funds other than the NACM Pacific Rim Fund, advisory fees were below median for the expense group. For the NACM Pacific Rim Fund, advisory fees were above median (in the third quartile) for the expense group. For all NACM Funds, total expense ratios were below median for retail and institutional expense groups. Although the NACM Emerging Markets Opportunities Fund had not yet commenced operations, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the NACM Emerging Markets Opportunities Fund’s share classes with the fees and expenses of comparable share classes of comparable mutual funds identified by the Adviser.

          NFJ Funds. For the NFJ International Value Fund the advisory fees and total expense ratio were below median for all expense groups.

          RCM Funds. For the RCM International Growth Equity Fund, the advisory fees and total expense ratio were below median for all expense groups. For the RCM Biotechnology, Healthcare, and Global Resources Funds, the advisory fees and total expense ratios were above median (in the third quartile) for all expense groups. For the RCM Technology and Global Small-Cap Funds, the advisory fees and total expense ratios were above median (in the fourth quartile) for all expense groups.

          The Trustees evaluated each Fund’s advisory fees based on comparative fee and expense information and other factors, including Fund performance, the Adviser’s estimated profitability from its relationship with each Fund (described below) and possible economies of scale (described below). In light of these factors, the Trustees recommended that a portion of the advisory fees of certain Funds be waived by the Adviser for a one-year period, and that breakpoints be added to the advisory fees of certain Funds. After discussions, the Adviser agreed to waive advisory fees as follows for the one-year period ending December 31, 2007: for the RCM Biotechnology Fund, a waiver of 5 basis points commencing on January 1, 2007 and an additional 5 basis points commencing on October 1, 2007; and for the RCM Healthcare Fund, a waiver of 5 basis points commencing on January 1, 2007.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Advisers in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the advisory fee waivers that the Adviser agreed to observe for certain Funds as described above.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

The Trustees reviewed information regarding the cost of services provided by the Adviser (which took into account the sub-advisory fees paid to the Sub-Advisers and the costs incurred by the Sub-Advisers in providing services to the Funds) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2006. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the methodology used and the profitability information provided. The Trustees noted that, at the request of the Independent Trustees, certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability, and they noted their belief that further refinements were possible.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

POSSIBLE FALL-OUT BENEFITS

The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Advisers from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Advisers and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from each Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to Sub-Advisers in connection with trade execution for the Funds (soft dollar arrangements). The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the

| 12.31.06 | Allianz Funds Semi-Annual Report  57

Board Approval of Investment Advisory and Portfolio Management Agreements  (Concluded)
(Unaudited)
December 31, 2006

Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

POSSIBLE ECONOMIES OF SCALE

The Trustees considered the extent to which the Adviser and the Sub-Advisers may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds had not previously contained breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders, and, as previously noted, certain of the Funds had already reached sufficient size for the administrative fee breakpoints to result in fee reductions. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

CONCLUSIONS

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation (and, in the case of the New Fund, initial approval) of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

58  Allianz Funds Semi-Annual Report | 12.31.06 |

Allianz Funds

Investment Adviser and Administrator
Allianz Global Investors Fund Management LLC (“AGIFM”)
1345 Avenue of the Americas
New York, NY 10105

Sub-Advisers
Nicholas-Applegate Capital Management LLC
NFJ Investment Group L.P.
RCM Capital Management LLC

Distributor
Allianz Global Investors Distributors LLC (“AGID”)
2187 Atlantic Street
Stamford, CT 06902

Custodian
State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent
PFPC, Inc.
P.O. Box 9688
Providence, RI 02940

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

For Account Information

For Allianz Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors Distributors/PFPC, you can also call (800) 426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■	PIMCO	■	Cadence Capital Management	■	Nicholas-Applegate

■	NFJ Investment Group	■	RCM	■	Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any Fund carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/05. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2007. For information about any product, contact your financial advisor.

AZ015SA_17064

Allianz Funds
Semi-Annual Report

DECEMBER 31, 2006

NACM Stock Funds

Share Classes		GROWTH STOCK FUND	GLOBAL STOCK FUND
Ins	Institutional	Allianz NACM Growth Fund	Allianz NACM Global Fund
Adm	Administrative
		VALUE STOCK FUND	INTERNATIONAL STOCK FUND

		Allianz NACM Flex-Cap Value Fund	Allianz NACM International Fund

REGIONAL STOCK FUNDS

Allianz NACM Pacific Rim Fund
Allianz NACM Emerging Markets Opportunities Fund

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

FUND	Fund Summary	Schedule of Investments

Allianz NACM Emerging Markets Opportunities Fund	6	12
Allianz NACM Flex-Cap Value Fund	7	14
Allianz NACM Global Fund	8	15
Allianz NACM Growth Fund	9	16
Allianz NACM International Fund	10	17
Allianz NACM Pacific Rim Fund	11	19

2  Allianz Funds

President’s Letter

Dear Shareholder:

We are pleased to present you with this Semi-Annual Report for the Allianz Funds for the six months ended December 31, 2006.

Stocks around the world delivered strong results during the reporting period, supported by solid corporate earnings growth. A weak U.S. dollar continued to fuel investor appetite for international stocks. But U.S. stocks also had a respectable showing as investors focused on positive economic news. Against this favorable backdrop, the MSCI All Country World Index Ex U.S.A. gained 15.46% for the period, compared with 12.75% for the S&P 500 Index.

The upbeat mood helped provide many sectors with healthy returns. In particular, utility, telecom and consumer staples companies produced solid gains overseas. In the U.S., financial and information technology companies were among the top performers during the reporting period. One exception across the board was energy stocks, which pulled back as oil prices hit their lows for the year.

While these results are impressive, investors should keep in mind that it always makes sense to remain well-diversified across many asset classes and sectors. A balanced investment portfolio can help you weather short-term market fluctuations and may enhance long-term return potential.

For more detailed information about how your Allianz Fund performed in this environment, please read the commentary in this report. If you have any questions, please contact your financial advisor. You can also call us at 1-800-427-0107 or visit www.allianzinvestors.com.

As always, we appreciate the confidence you have placed in us and we look forward to serving your investing needs in the future.

Sincerely,

E. Blake Moore, Jr. President

January 31, 2007

Semi-Annual Report | December 31, 2006  3

Important Information About the Funds

The inception date on each Fund Summary page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (Institutional, Administrative) is one of the Fund’s oldest share classes. The oldest share class for the NACM International Fund is the Institutional class, and the Administrative shares were first offered on 1/06. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

Proxy Voting

The Funds’ adviser and each Sub-adviser have adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by Allianz Funds (the “Trust”) as the policies and procedures that each Sub-Adviser will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that each Sub-Adviser may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-498-5413, on the Allianz Global Investors Distributors Web site at www.allianzinvestors.com and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Form N-Q

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-800-498-5413. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from 07/01/06 to 12/31/06.

4  Allianz Funds

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

Prior to November 1, 2006, performance data for all MSCI indices were calculated gross of dividend tax withholding. Performance data presently shown for these indices is net of dividend tax withholding. This recalculation results in lower performance for the indices.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.allianzinvestors.com, 1-800-498-5413.

Semi-Annual Report | December 31, 2006  5

Allianz NACM Emerging Markets Opportunities Fund

Portfolio Insights

•

NACM Emerging Markets Opportunities Fund seeks maximum long-term capital appreciation by normally investing at least 80% of its net assets in the securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets that are, in the opinion of the sub-advisor, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation.

•

The Fund’s relative performance benefited from stock selection in South Korea and the consumer discretionary and information technology sectors. Owning Grupo FAMSA, a Mexican retailer that was not in the index, and avoiding Samsung Electronics, a South Korean electronics manufacturer that was in the index, was especially helpful. Grupo FAMSA reported robust same-store-sales growth, supported by strong domestic consumption. Samsung Electronics was hurt by expectations that demand for several of its products, including flat-panel TVs, would decline in the first half of 2007.

•

Areas of relative weakness included stock selection in China, Indonesia and the financials sector. Perusahaan Gas Negara, an Indonesian gas utility, was one of the Fund’s worst-performing holdings. The company experienced production delays and faced the potential of a less favorable regulatory environment.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/27/04)

Allianz NACM Emerging Markets Opportunities Fund Institutional Class	25.95%	38.18%	—	—	42.15%
MSCI Emerging Markets Index Net	23.35%	32.18%	—	—	36.98%
Lipper Emerging Markets Fund Average	23.86%	32.13%	—	—	35.68%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative Return.

Cumulative Returns Through December 31, 2006

Country Allocation*

Brazil	13.0%
China	11.5%
South Korea	10.3%
South Africa	8.0%
Taiwan	7.1%
Mexico	6.7%
India	6.3%
Russia	6.0%
Other	30.3%
Cash & Equivalents — Net	0.8%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

	Institutional Class	(5% return before expenses) Institutional Class

Beginning Account Value (08/18/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,259.50	$1,015.86
Expenses Paid During Period	$2.97	$2.65

Expenses are equal to the expense ratio of 1.92% for Institutional Class, multiplied by the average account value over the period, multiplied by 135/365 (to reflect the period since the share class commenced operations).

6  Allianz Funds

Allianz NACM Flex-Cap Value Fund

Portfolio Insights

•

NACM Flex-Cap Value Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-book ratios and price-to-cash flow ratios.

•	The Fund’s relative underperformance was driven by stock selection, which was particularly unfavorable in the financials and industrials sectors.

•

Main detractors from portfolio performance included Washington Mutual, a savings and loan that experienced a decline in mortgage origination volumes, and 3M Company, a diversified manufacturer that lowered earnings estimates to reflect weakness in its optical films business. In the strong market environment, the Fund’s cash balance was also a drag on performance.

*

Stock selection in the telecommunication services sector was the primary area of relative strength, where AT&T was the top contributor. AT&T benefited from robust subscriber growth in its wireless segment and cost synergies related to its 2005 merger with SBC Corporation.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/19/02)

Allianz NACM Flex-Cap Value Fund Institutional Class	12.22%	18.90%	—	—	20.39%
Allianz NACM Flex-Cap Value Fund Administrative Class	12.10%	18.60%	—	—	20.09%
Russell 3000 Value Index	14.44%	22.33%	—	—	16.44%
Lipper Multi-Cap Value Fund Average	12.14%	17.37%	—	—	14.52%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative Return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	31.0%
Energy	13.4%
Telecommunications	9.7%
Capital Goods	7.2%
Material & Processing	5.8%
Multi-Media	5.2%
Consumer Discretionary	4.8%
Consumer Staples	4.2%
Other	11.9%
Cash & Equivalents — Net	6.8%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,122.20	$1,121.00	$1,020.57	$1,019.31
Expenses Paid During Period	$4.92	$6.25	$4.69	$5.96

For each class of the Fund, expenses are equal to the expense ratio for the class (0.92% for Institutional Class, 1.17% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report | December 31, 2006  7

Allianz NACM Global Fund

Portfolio Insights

•

NACM Global Fund seeks to achieve maximum long-term capital appreciation by investing primarily in equity securities of companies that the portfolio managers believe are leaders in their respective industries or emerging new players with an established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages.

•	Stock selection was the main reason for the Fund’s modest underperformance, as country allocations helped relative results and sector allocations had minimal effect.

•

Stock selection was weakest in the United States and in the financials and consumer discretionary sectors. Notable detractors from performance included Capital One Financial, a consumer finance firm that experienced declining margins in its U.S. credit card business, and Federated Department Stores, a retailer that struggled to regain lost traffic related to transitioning its May stores into Macy’s.

•

Stock selection in Ireland and the consumer staples sector had a large, positive impact on relative results. The top contributor to the Fund’s absolute and relative performance was C&C Group, a food and beverage manufacturer based in Ireland. The company benefited from strong demand in the United Kingdom for its Magners branded cider.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/19/02)

Allianz NACM Global Fund Institutional Class	12.33%	17.70%	—	—	20.91%
Allianz NACM Global Fund Administrative Class	12.22%	17.43%	—	—	20.62%
MSCI All Country World Index Net	13.97%	20.95%	—	—	16.84%
Lipper Global Multi-Cap Growth Fund Average	12.89%	18.39%	—	—	16.53%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative Return.

Cumulative Returns Through December 31, 2006

Country Allocation*

United States	36.5%
Japan	10.0%
France	8.9%
Switzerland	8.0%
Hong Kong	7.3%
United Kingdom	5.6%
Netherlands	3.6%
Germany	2.4%
Other	12.7%
Cash & Equivalents — Net	5.0%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,123.30	$1,122.20	$1,019.81	$1,018.55
Expenses Paid During Period	$5.73	$7.06	$5.45	$6.72

For each class of the Fund, expenses are equal to the expense ratio for the class (1.07% for Institutional Class, 1.32% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8  Allianz Funds

Allianz NACM Growth Fund

Portfolio Insights

•

NACM Growth Fund seeks to achieve long-term capital appreciation by investing at least 80% of its assets in stocks the portfolio managers consider to be growth equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase.

•

Stock selection, which was positive in every sector except utilities, was responsible for the Fund’s relative outperformance. Stock selection was particularly strong in the information technology and industrials sectors, where Cisco Systems and Lockheed Martin were top contributors. Networking company Cisco Systems experienced broad-based revenue and order growth. Aerospace and defense firm Lockheed Martin benefited from higher U.S. defense spending and solid program execution that has increased margins.

•

In the utilities sector, TXU Corp. was the main detractor from performance. The company reduced its long-term earnings outlook due to several factors, including expectations for higher fuel costs for its nuclear and coal-fired plants. The Fund’s sector allocations also detracted from performance, led by an overweight in industrials, a cyclical group which was hurt by the slowdown in the economy.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/19/02)

Allianz NACM Growth Fund Institutional Class	11.29%	15.51%	—	—	11.58%
Allianz NACM Growth Fund Administrative Class	11.18%	15.17%	—	—	11.31%
Russell 1000 Growth Index	10.11%	9.09%	—	—	10.03%
Lipper Multi-Cap Growth Fund Average	8.15%	8.19%	—	—	13.11%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative Return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	33.5%
Healthcare	18.0%
Consumer Discretionary	12.3%
Consumer Staples	6.1%
Capital Goods	5.9%
Consumer Services	5.4%
Aerospace	4.0%
Financial Services	3.4%
Other	8.9%
Cash & Equivalents — Net	2.5%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,112.90	$1,111.80	$1,021.22	$1,019.96
Expenses Paid During Period	$4.21	$5.54	$4.02	$5.30

For each class of the Fund, expenses are equal to the expense ratio for the class (0.79% for Institutional Class, 1.04% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report | December 31, 2006  9

Allianz NACM International Fund

Portfolio Insights

•

NACM International Fund seeks to achieve maximum long-term capital appreciation by investing primarily in companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index.

•

Stock selection, which was particularly strong in Japan, Finland and the information technology sector was a positive for Fund performance. Top-performing holdings included Nintendo, a Japanese video game company that had a successful new product launch; Outokumpu, a Finnish steel producer that enjoyed strong demand for raw steel and value-added steel products; and Foxconn International, a Chinese assembler of cell phone handsets that gained share with existing customers.

•

An underweight in utilities negatively impacted relative results. Utilities was the best-performing sector in the index, supported by merger activity among European names and positive macroeconomic trends for Japanese companies. Stock selection in France and the health care sector also detracted. The share price of Sanofi-Aventis, a French pharmaceutical manufacturer, declined as the company sought to defend the patent on its blockbuster drug Plavix.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (05/07/01)

Allianz NACM International Fund Institutional Class	14.53%	30.81%	20.83%	—	15.98%
Allianz NACM International Fund Administrative Class	14.39%	30.47%	20.52%	—	15.69%
MSCI EAFE Index Net	14.69%	26.35%	14.98%	—	9.93%
Lipper International Multi-Cap Core Fund Average	14.74%	25.23%	14.52%	—	10.13%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

†	The Fund began operations on 05/07/01. Index comparisons began on 04/30/01.

*	Cumulative Return.

Cumulative Returns Through December 31, 2006

Country Allocation*

Japan	26.6%
United Kingdom	17.1%
France	8.3%
Sweden	5.2%
Switzerland	3.6%
Hong Kong	3.6%
Netherlands	3.5%
Italy	3.5%
Other	23.4%
Cash & Equivalents — Net	5.2%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,145.30	$1,143.90	$1,019.71	$1,018.45
Expenses Paid During Period	$5.89	$7.24	$5.55	$6.82

For each class of the Fund, expenses are equal to the expense ratio for the class (1.09% for Institutional Class, 1.34% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10  Allianz Funds

Allianz NACM Pacific Rim Fund

Portfolio Insights

•

NACM Pacific Rim Fund seeks to achieve long-term growth of capital by normally investing at least 80% of its net assets in equity securities of companies that are tied economically to countries within the Pacific Rim. Many of the countries in which the Fund invests are emerging market countries.

•

The Fund’s outperformance was due to a combination of stock selection and country allocations, which are a byproduct of the bottom-up investment process applied in the portfolio. Stock selection was strongest in Hong Kong and the financials and information technology sectors. One of the Fund’s best-performing stocks was Foxconn International, a Chinese assembler of cell phone handsets that gained share with existing customers. In terms of country allocations, exposure to emerging Asian countries which were not in the benchmark, including China and India, was beneficial, as robust growth in these economies supported significant equity market gains.

•

While the Fund outperformed the index by a wide margin, there were pockets of relative weakness, such as stock selection in Australia. Woodside Petroleum, an Australian oil and gas company, declined on reduced production expectations for two of its fields.

Average Annual Total Return for the period ended December 31, 2006

	6 months*	1 year	5 year*	10 year*	Fund Inception (12/31/97)

Allianz NACM Pacific Rim Fund Institutional Class	13.77%	20.08%	21.81%	—	15.62%
MSCI Pacific Index Net	8.40%	12.22%	15.52%	—	7.00%
Lipper Pacific Region Fund Average	12.92%	19.85%	18.00%	—	9.29%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative Return.

Cumulative Returns Through December 31, 2006

Country Allocation*

Japan	46.1%
China	12.1%
Australia	9.0%
Hong Kong	6.8%
Indonesia	6.2%
Singapore	5.5%
India	5.0%
South Korea	3.0%
Other	5.1%
Cash & Equivalents — Net	1.2%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Institutional Class	Institutional Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,137.70	$1,018.25
Expenses Paid During Period	$7.44	$7.02

Expenses are equal to the expense ratio of 1.38% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report | December 31, 2006  11

Schedule of Investments
NACM Emerging Markets Opportunities Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—91.8%

Argentina—0.5%
Tenaris S.A. ADR	4,300	$214

Brazil—9.2%
Cosan S.A. Industria e Comercio (a)	10,100	211
Cyrela Brazil Realty S.A.	61,400	586
Gerdau S.A. ADR	17,850	286
Localiza Rent A Car	14,500	436
Lojas Renner S.A.	29,100	418
Natura Cosmeticos S.A.	18,900	264
Petroleo Brasileiro S.A. ADR	6,000	618
Tim Participacoes S.A. ADR	5,600	194
Unibanco - Uniao de Bancos Brasileiros S.A. GDR (a)	6,700	623

		3,636

Cayman Islands—3.5%
Foxconn International Holdings Ltd. (a)	182,100	597
Hutchison Telecommunications International Ltd. (a)	221,000	559
Melco PBL Entertainment Macau Ltd. ADR (a)	10,800	230

		1,386

China—11.5%
AAC Acoustic Technology Holdings, Inc. (a)	510,000	485
Celestial Nutrifoods Ltd. (a)	404,000	395
China Communications Construction Co., Ltd. (a)	846,000	835
China Hongxing Sports Ltd.	480,000	660
China Infrastructure Machinery Holdings Ltd. (a)	246,000	297
China Shenhua Energy Co., Ltd., Class H	146,800	353
Industrial & Commercial Bank of China (a)	1,029,000	642
Nine Dragons Paper Holdings Ltd.	496,900	857

		4,524

Egypt—1.1%
Orascom Construction Industries GDR	2,319	223
Orascom Telecom Holding SAE	3,276	215

		438
Hong Kong—3.2%
Hengan International Group Co., Ltd.	238,000	581
Melco International Development	104,000	247
Shun TAK Holdings Ltd.	288,000	439

		1,267

India—4.1%
ITC Ltd. GDR (b)	88,400	349
Reliance Capital Ltd. GDR (b)	541	8
Reliance Industries Ltd.GDR (b)	9,757	561
Satyam Computer Services Ltd. ADR	29,200	701

		1,619

	Shares	Value (000s)

Indonesia—5.9%
PT Bakri Brothers (a)	18,986,000	$332
PT Bank Niaga Tbk.	4,553,500	468
PT Ciputra Surya Tbk.	2,613,000	285
PT Kawasan Industri Jababeka Tbk.	12,676,500	219
PT Perusahaan Gas Negara	211,500	274
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.	504,000	372
PT United Tractors Tbk.	534,000	390

		2,340

Israel—0.8%
Nice Systems Ltd. ADR (a)	10,800	332

Luxembourg—1.6%
Evraz Group S.A. GDR	24,257	621

Malaysia—3.0%
Bumiputra Commerce Asset-Holding Bhd.	272,800	598
IOI Corp.	74,200	387
Maxis Communications Bhd	64,800	187

		1,172

Mexico—6.7%
America Movil S.A. de C.V. ADR	16,360	740
Consorcio ARA, S.A. de C.V.	79,700	542
Corp GEO S.A. de C.V. (a)	74,700	374
Fomento Economico Mexicano S.A. de C.V. ADR	1,800	209
Grupo Famsa S.A. (a)	111,800	502
Industrias Penoles S.A. de C.V.	29,600	271

		2,638

Peru—1.5%
Credicorp Ltd.	14,300	585

Philippines—3.2%
Banco de Oro Universal Bank	318,700	299
Bank of the Philippine Islands	319,500	413
Megaworld Corp.	4,296,000	211
Robinsons Land Corp.	1,005,100	332

		1,255

Poland—1.3%
Globe Trade Centre S.A. (a)	36,768	508

Russia—6.0%
LUKOIL ADR	8,500	743
OAO Gazprom ADR	20,724	951
Unified Energy System GDR	6,000	658

		2,352

Singapore—0.9%
Midas Holdings Ltd.	426,000	360

South Africa—8.0%
Ellerine Holdings Ltd.	29,579	327
Impala Platinum Holdings Ltd.	16,257	425
Imperial Holdings Ltd. (a)	8,914	208
Kumba Iron Ore Ltd. (a)	21,370	339
Kumba Resources Ltd.	21,370	170
Naspers Ltd.	15,072	357
Pretoria Portland Cement Co., Ltd	5,344	295
Sasol Ltd.	14,046	517
Wilson Bayly Holmes-Ovcon Ltd.	51,875	540

		3,178

	Shares	Value (000s)

South Korea—10.3%
Cheil Industries, Inc. (a)	4,910	$207
Daishin Securities Co., Ltd.	7,710	193
Hynix Semi-conductor,Inc. (a)	14,780	576
Hyundai Engineering &Construction Co., Ltd. (a)	11,010	672
Industrial Bank of Korea (a)	19,880	365
Korea Investment Holdings Co., Ltd.	12,030	596
Korea Zinc Co., Ltd.	2,260	240
NHN Corp. (a)	1,722	209
Shinhan Financial Group Co., Ltd. (a)	7,540	385
STX Pan Ocean Co., Ltd. (a)	955,000	641

		4,084

Taiwan—7.1%
Advanced Semi-conductor Engineering, Inc. (a)	305,943	343
ASE Test Ltd. (a)	42,000	424
Asustek Computer, Inc.	175,000	478
Catcher Technology Co., Ltd.	41,263	402
Cathay Financial Holding Co., Ltd.	163,203	370
Far Eastern Textile Co., Ltd.	308,600	269
Siliconware Precision Industries Co., Ltd.	319,306	499

		2,785

United States—2.4%
NII Holdings, Inc., Class B (a)	8,500	548
Southern Copper Corp.	7,100	382

		930

Total Common Stock (cost—$22,235)		36,224

PREFERRED STOCK—3.8%
Brazil—3.8%
All America Latina Logistica S.A., UNIT	124,400	1,291
Lojas Americanas S.A.	3,700,000	207

Total Preferred Stock (cost—$691)		1,498

RIGHTS (a)—0.0%

Philippines—0.0%
Megaworld Corp. (cost—$0)	1,718,400	20

WARRANTS (a)—3.6%

	Units

India—2.2%
Associated Cement Co., Ltd., Expires 7/12/11	16,782	412
Reliance Communications Ltd., Expires 1/25/11	43,833	467

		879

Peru—1.4%
Sterlite Industries, Expires 9/18/07	44,542	547

Total Warrants (cost—$985)		1,426

12  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
NACM Emerging Markets Opportunities Fund
December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—0.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $38; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $40 including accrued interest (cost—$38)	$38	$38

Total Investments (cost—$23,949) (c)—99.3%		39,206

Other assets
less liabilities—0.7%		264

Net Assets—100.0%		$39,470

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(c) Securities with an aggregate value of $22,128, which represents 56.06% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

UNIT — More than one class of securities traded together.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  13

Schedule of Investments
NACM Flex-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—89.9%

Aerospace—0.7%
AAR Corp. (a)	15,900	$464

Capital Goods—7.2%
3M Co.	28,200	2,198
General Electric Co.	45,200	1,682
Textron, Inc.	9,300	872

		4,752

Consumer Discretionary—4.8%

Federated Department Stores, Inc.	23,000	877
Foot Locker, Inc.	31,400	688
Newell Rubbermaid, Inc.	34,100	987
Stein Mart, Inc.	49,000	650

		3,202

Consumer Services—0.5%
Energy Coal Resources, Inc. (a)(c)	26,000	338

Consumer Staples—4.2%
Altria Group, Inc.	20,500	1,759
PepsiCo, Inc.	16,000	1,001

		2,760

Energy—13.4%
Chevron Corp.	18,200	1,338
ConocoPhillips	27,400	1,971
Exxon Mobil Corp.	38,500	2,950
Marathon Oil Corp.	11,200	1,036
Valero Energy Corp.	30,700	1,571

		8,866

Financial Services—31.0%
American Express Co.	20,400	1,238
American Home Mortgage Investment Corp., REIT (b)	36,400	1,278
American International Group, Inc.	23,800	1,705
Bank of America Corp.	35,598	1,901
Bank of New York Co., Inc.	26,200	1,031
Capital One Financial Corp.	11,417	877
Citigroup, Inc.	28,600	1,593
Countrywide Financial Corp. (b)	27,000	1,146
Goldman Sachs Group, Inc.	6,800	1,356
JPMorgan Chase & Co.	34,500	1,666
Morgan Stanley	9,600	782
TD Ameritrade Holding Corp.	31,200	505
U.S. Bancorp (b)	40,500	1,466
Washington Mutual, Inc.	33,700	1,533
Wells Fargo & Co.	67,600	2,404

		20,481

Healthcare—2.6%
Pfizer, Inc.	65,700	1,702

Materials & Processing—5.8%
Alcan, Inc.	19,200	936
Dow Chemical Co.	16,600	663
Martin Marietta Materials, Inc.	17,100	1,777
Smurfit-Stone Container Corp. (a)	43,000	454

		3,830

	Shares	Value (000s)

Multi-Media—5.2%
Comcast Corp., Class A (a)(b)	60,300	$2,553
Idearc, Inc. (a)	31,105	891

		3,444

Technology—3.3%
3Com Corp. (a)	201,400	828
Lexmark International, Inc. (a)	18,500	1,354

		2,182

Telecommunications—9.7%
Alcatel S.A. ADR (b)	74,500	1,059
Andrew Corp. (a)	96,900	991
AT&T, Inc. (b)	58,700	2,099
Corning, Inc. (a)	62,000	1,160
Verizon Communications, Inc.	29,700	1,106

		6,415

Utilities—1.5%
Duke Energy Corp.	9,400	312
NRG Energy, Inc. (a)	11,800	661

		973

Total Common Stock (cost—$51,869)		59,409

EXCHANGE-TRADED FUND—3.3%

iShares Russell 1000 Value Index Fund (cost—$1,826)	26,700	2,205

SHORT-TERM INVESTMENTS—20.3%

Collateral Invested for Securities on Loan (d)(e)—13.7%
Allianz Dresdner Daily Asset Fund	9,065,536	9,066

	Principal Amount (000s)
Repurchase Agreement—6.6%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $4,318; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $4,406 including accrued interest(cost—$4,316)	$4,316	4,316

Total Short-Term Investments (cost—$13,381)		13,382

Total Investments (cost—$67,076) (f)—113.5%		74,996

Liabilities in excess
of other assets—(13.5)%		(8,924)

Net Assets—100.0%		$66,072

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $8,756; cash collateral of $9,066 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

(f) Securities with an aggregate value of $338, which represents 0.51% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

14  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
NACM Global Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—95.0%
Bermuda—0.9%
Orient-Express Hotels Ltd.	8,000	$379

France—8.9%
Alcatel S.A. ADR	34,500	491
Alten (a)	13,091	487
AXA S.A.	15,782	636
Pinault-Printemps-Redoute S.A.	3,216	480
SOITEC (a)	10,651	376
Total S.A.	10,758	774
Veolia Environnement	8,106	618

		3,862

Germany—2.4%
Henkel KGaA	4,076	527
Siemens AG	5,244	515

		1,042

Greece—1.2%
OPAP S.A.	13,730	530

Hong Kong—7.3%
AAC Acoustic Technology Holdings, Inc. (a)	346,000	329
Cheung Kong Ltd.	49,000	602
Hutchison Telecommunications International Ltd. (a)	196,000	496
Hutchison Whampoa Ltd.	46,000	466
Jardine Matheson Holdings Ltd.	20,400	435
Melco International Development	194,000	461
New World Development Ltd.	190,000	381

		3,170

Indonesia—1.2%
PT Indosat Tbk.	665,000	505

Ireland—2.3%
CRH PLC	13,362	556
Icon PLC ADR (a)	12,100	456

		1,012

Italy—2.3%
Luxottica Group SpA	13,661	419
Unicredito Italiano SpA	65,950	576

		995

Japan—10.0%
Aichi Corp.	41,600	404
Asics Corp.	35,000	439
Chugai Pharmaceutical Co., Ltd.	25,200	519
Japan Tobacco, Inc.	115	556
Mitsubishi Tokyo Financial Group, Inc.	41	509
NGK Spark Plug Co., Ltd.	16,000	301
Nisshinbo Industries, Inc.	25,000	259
Nitori Co., Ltd.	6,750	292
Sumco Corp.	6,300	532
Sumitomo Mitsui Financial Group, Inc.	52	532

		4,343

	Shares	Value (000s)

Netherlands—3.6%
Koninklijke Ahold NV (a)	40,808	$433
Koninklijke (Royal) Philips Electronics NV	13,873	522
Royal Numico NV	11,593	622

		1,577

South Korea—1.5%
Samsung Electronics Co., Ltd.	1,008	661

Spain—1.4%
Tecnicas Reunidas S.A. (a)	15,337	588

Sweden—0.9%
Assa Abloy AB	18,400	399

Switzerland—8.0%
Adecco S.A.	5,306	362
Nestle S.A.	1,407	499
Panalpina Welttransport Holding AG	4,105	559
Roche Holdings AG	4,280	766
Sika AG (a)	250	387
UBS AG	11,595	702
Ypsomed Holding AG (a)	2,227	204

		3,479

Taiwan—1.0%
United Microelectronics Corp. ADR	130,200	454

United Kingdom—5.6%
ARM Holdings PLC	247,075	606
IG Group Holdings PLC	90,893	517
International Power PLC	86,735	646
Standard Chartered PLC	23,305	679

		2,448

United States—36.5%
3M Co.	7,500	584
Affiliated Managers Group, Inc. (a)	4,500	473
American International Group, Inc.	10,300	738
Ansys, Inc. (a)	7,800	339
Bank of America Corp.	12,900	689
Capital One Financial Corp.	6,200	476
Celgene Corp. (a)	7,800	449
Celgene Corp. (a)	7,800	449
Cerner Corp. (a)	9,400	428
ConocoPhillips	7,900	568
Corning, Inc. (a)	29,500	552
DaVita, Inc. (a)	6,000	341
Federated Department Stores, Inc.	10,400	397
Genzyme Corp. (a)	4,800	296
Harman International Industries, Inc.	5,800	579
Humana, Inc. (a)	5,300	293
ITT Industries, Inc.	8,400	477
JP Morgan Chase & Co.	10,700	517
Lexmark International, Inc. (a)	8,700	637
Martin Marietta Materials, Inc.	5,000	520
Morgan Stanley	6,700	546
Occidental Petroleum Corp.	12,100	591
Oracle Corp. (a)	31,300	537
Praxair, Inc.	10,100	599
QUALCOMM, Inc.	11,400	431

	Shares	Value (000s)

Quiksilver, Inc. (a)	19,700	$310
Raytheon Co.	7,500	396
Tim Hortons, Inc.	16,600	481
UnitedHealth Group, Inc.	9,900	532
Valero Energy Corp.	7,300	373
Warnaco Group, Inc. (a)	19,300	490
Wyeth	12,100	616
XTO Energy, Inc.	13,500	635

		15,890

Total Common Stock
(cost—$37,106)		41,334

WARRANTS (a)—1.1%

Units

United States—1.1%
Credit Suisse First Boston-Hon Hai Precision Industry Co., Ltd., Expires 11/5/07 (cost—$372)	66,881	476

	Principal
	Amount
	(000s)

Repurchase Agreement—3.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $1,416; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $1,446 including accrued interest (cost—$1,415)	$1,415	1,415

Total Investments (cost—$38,893) (b)—99.3%		43,225

Other assets
less liabilities—0.7%		274

Net Assets—100.0%		$43,499

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) Securities with an aggregate value of $23,665, which represents 54.38% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  15

Schedule of Investments
NACM Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—97.5%
Aerospace—4.0%
Boeing Co.	1,900	$169
Lockheed Martin Corp.	2,300	212
Raytheon Co.	3,400	179

		560

Capital Goods—5.9%
3M Co.	1,700	132
Cooper Industries Ltd., Class A	1,600	145
General Electric Co.	9,700	361
Parker Hannifin Corp.	2,300	177

		815

Consumer Discretionary—12.3%
AMR Corp. (a)	3,000	91
Dollar Tree Stores, Inc. (a)	5,800	175
Federated Department Stores, Inc.	3,600	137
J.C. Penney Co., Inc.	3,000	232
Johnson Controls, Inc.	900	77
Kohl’s Corp. (a)	3,300	226
Mattel, Inc.	8,900	202
McDonald’s Corp.	3,500	155
Newell Rubbermaid, Inc.	3,400	98
Nordstrom, Inc.	3,100	153
Wal-Mart Stores, Inc.	3,600	166

		1,712

Consumer Services—5.4%
Manpower, Inc.	2,500	187
McKesson Corp.	3,800	193
News Corp., Class B	6,000	134
Walt Disney Co.	6,900	236

		750

Consumer Staples—6.1%
Altria Group, Inc.	1,900	163
Anheuser-Busch Cos., Inc.	3,000	148
Coca-Cola Co.	6,100	294
General Mills, Inc.	1,800	104
Molson Coors Brewing Co.	1,900	145

		854

Diversified Manufacturing—0.6%
Procter & Gamble Co.	1,290	83

Energy—3.0%
Devon Energy Corp.	2,500	168
Frontier Oil Corp.	3,900	112
Valero Energy Corp.	2,700	138

		418

Financial Services—3.4%
Cigna Corp.	1,200	158
Goldman Sachs Group, Inc.	500	99
Morgan Stanley	2,600	212

		469

	Shares	Value (000s)

Healthcare—18.0%
Abbott Laboratories	5,200	$253
Amgen, Inc. (a)	2,500	171
Baxter International, Inc.	3,900	181
Biogen Idec, Inc. (a)	1,300	64
Cardinal Health, Inc.	1,500	97
Caremark Rx, Inc.	1,500	86
Johnson & Johnson	8,200	541
Laboratory Corp. of America Holdings (a)	2,600	191
Medco Health Solutions, Inc. (a)	2,300	123
Schering-Plough Corp.	6,000	142
UnitedHealth Group, Inc.	6,200	333
WellCare Health Plans, Inc. (a)	2,600	179
Wyeth	2,700	137

		2,498

Materials & Processing—1.7%
Freeport-McMoran Copper & Gold, Inc., Class B	2,200	123
Phelps Dodge Corp.	900	108

		231

Multi-Media—1.7%
Comcast Corp., Class A (a)	3,300	140
Gannett Co., Inc.	1,500	91

		231

Technology—33.5%
Agilent Technologies, Inc. (a)	4,000	139
BEA Systems, Inc. (a)	12,800	161
Cisco Systems, Inc. (a)	18,400	503
Diebold, Inc.	1,900	89
eBay, Inc. (a)	3,300	99
Emdeon Corp. (a)	10,400	129
Google, Inc., Class A (a)	400	184
Hewlett-Packard Co.	7,600	313
IMS Health, Inc.	4,800	132
Integrated Device Technology, Inc. (a)	3,900	60
Intel Corp.	12,400	251
InterActiveCorp (a)	2,200	82
International Business Machines Corp.	4,800	466
MEMC Electronic Materials, Inc. (a)	3,200	125
Microsoft Corp.	24,300	726
Motorola, Inc.	3,600	74
Network Appliance, Inc. (a)	4,500	177
NutriSystem, Inc. (a)	1,100	70
Oracle Corp. (a)	18,100	310
QUALCOMM, Inc.	6,300	238
Sun Microsystems, Inc. (a)	37,900	206
Thomas & Betts Corp. (a)	2,800	132

		4,666

Telecommunications—1.3%
Level 3 Communications, Inc. (a)	32,200	180

Transportation—0.6%
CSX Corp.	2,300	79
Total Common Stock
(cost—$12,983)		13,546

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—3.9%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $545,297; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $557,556 including accrued interest (cost—$545)	$545	$545

Total Investments (cost—$13,528)—101.4%		14,091

Liabilities in excess
of other assets—(1.4)%		(191)

Net Assets—100.0%		$13,900

Notes to Schedule of Investments

(a) Non-income producing.

16  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
 NACM International Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—94.8%

Australia—2.0%
Australia & New Zealand Banking Group Ltd. (b)	238,600	$5,296
BHP Billiton Ltd. (b)	79,400	1,579
Minara Resources Ltd.	322,600	1,486
Oxiana Ltd. (b) 1,419,300		3,531

		11,892

Austria—0.7%
Immoeast AG (a)	297,400	4,176

Belgium—3.0%
Fortis NV, Class B, UNIT	254,000	10,812
InBev NV	100,600	6,619

		17,431

Bermuda—0.5%
Esprit Holdings Ltd.	280,000	3,126

Cayman Islands-—0.8%
Foxconn International Holdings Ltd. (a)	1,482,000	4,862

Denmark—0.9%
Codan A/S	21,900	2,124
Danske Bank A/S	75,300	3,337

		5,461

Finland—2.4%
Outokumpu Oyj	358,800	13,987

France—8.3%
Bacou Dalloz	7,700	1,030
BNP Paribas	65,650	7,142
Capgemini S.A.	20,500	1,283
Credit Agricole S.A.	88,800	3,722
Groupe Steria SCA	13,800	826
Lafarge S.A.	26,400	3,924
Neopost S.A.	9,100	1,142
Renault S.A.	80,800	9,675
Sanofi-Aventis	25,600	2,360
Societe Generale	36,811	6,227
Total S.A.	87,197	6,275
Vallourec S.A.	14,400	4,161
Vivendi Universal S.A.	19,700	768

		48,535

Germany—3.0%
Deutsche Bank AG	105,900	14,069
Deutz AG (a)	118,700	1,566
ThyssenKrupp AG (b)	33,700	1,580

		17,215

Greece—0.7%
Hellenic Telecommunications Organization S.A. (a)	141,100	4,221

Hong Kong—3.6%
China Mobile Ltd.	1,407,000	12,155
Hong Kong Aircraft Engineering	81,000	1,103
Hong Kong Exchange & Clearing Ltd.	462,000	5,064
Yue Yuen Industrial Holdings Ltd.	768,000	2,427

		20,749

	Shares	Value (000s)

Ireland—2.8%
Bank of Ireland	171,000	$3,937
C&C Group PLC	685,200	12,157

		16,094

Italy—3.5%
Banca Popolare di Verona e Novara S.c.r.l. (b)	72,200	2,069
Banche Popolari Unite S.c.r.l.	344,400	9,446
Eni SpA	87,000	2,926
Saipem SpA	76,000	1,972
Telecom Italia SpA	1,290,400	3,888

		20,301

Japan—26.6%
Brother Industries Ltd.	635,000	8,589
Canon, Inc.	221,500	12,470
Denso Corp.	38,400	1,523
FUJIFILM Holdings Corp.	227,000	9,350
Hitachi High Technologies Corp.	165,900	4,921
Honda Motor Co., Ltd.	129,900	5,127
Isuzu Motors Ltd.	212,000	991
Itochu Corp.	910,000	7,459
JFE Holdings, Inc.	41,200	2,118
Kobe Steel Ltd.	498,000	1,704
Konica Minolta Holdings, Inc. (a)	394,000	5,560
Marubeni Corp.	1,296,000	6,566
Mazda Motor Corp.	303,000	2,065
Mitsubishi Corp.	46,400	872
Mitsui & Co., Ltd. (b)	408,000	6,113
Mitsui Chemicals, Inc.	876,000	6,735
Mitsui Trust Holdings, Inc.	63,000	720
Mizuho Financial Group, Inc.	155	1,106
Nintendo Co., Ltd.	42,500	11,003
Nippon Electric Glass Co., Ltd.	108,000	2,265
Nippon Mining Holdings, Inc.	130,000	934
Nippon Suisan Kaisha Ltd.	446,000	2,620
Nippon Yusen KK	1,462,000	10,691
Nipro Corp.	56,000	1,024
Pacific Metals Co., Ltd.	216,000	2,113
Ricoh Co., Ltd.	98,000	1,996
Star Micronics Co., Ltd.	69,000	1,379
Sumco Corp.	37,000	3,127
Sumitomo Corp.	243,000	3,638
Sumitomo Metal Industries Ltd.	1,311,000	5,692
Suzuki Motor Corp. (b)	150,400	4,239
Toyota Motor Corp.	289,900	19,402
Yamaha Motor Co., Ltd.	41,000	1,289

		155,401

Netherlands—3.5%
Heineken NV	118,900	5,649
ING Groep NV	60,300	2,665
Koninklijke (Royal) KPN NV	182,700	2,593
Royal Dutch Shell PLC, Class B	108,600	3,797
USG People NV (b)	129,500	5,640

		20,344

Norway—3.4%
DnB NOR ASA	542,200	7,672
Ementor ASA (a)	242,000	1,356
Orkla ASA	191,500	10,799

		19,827

	Shares	Value (000s)

Singapore—0.3%
SembCorp Marine Ltd. (b)	904,000	$2,002

Spain—2.9%
Acerinox S.A. (b)	136,600	4,148
ACS Actividades Construcciones y Servicios S.A.	86,600	4,870
Inditex S.A.	82,100	4,416
Telefonica S.A.	154,628	3,283

		16,717

Sweden—5.2%
Nordea Bank AB	218,000	3,351
Sandvik AB	417,100	6,041
Skandinaviska Enskilda Banken AB, Class B	242,400	7,681
Swedbank AB	216,800	7,855
Swedish Match AB	150,500	2,810
TeliaSonera AB	345,500	2,828

		30,566

Switzerland—3.6%
Novartis AG	91,100	5,233
Roche Holdings AG	50,410	9,019
Swiss Reinsurance	57,500	4,873
Zurich Financial Services AG	8,142	2,185

		21,310

United Kingdom—17.1%
AstraZeneca PLC	134,519	7,209
Aviva PLC	43,940	705
Barclays PLC	710,405	10,143
Barratt Developments PLC	65,600	1,581
BHP Billiton PLC	232,500	4,258
British American Tobacco PLC	177,900	4,982
BT Group PLC	907,900	5,364
Firstgroup PLC	127,500	1,430
GlaxoSmithKline PLC	386,826	10,182
HBOS PLC	143,488	3,172
Kazakhmys PLC	149,400	3,224
Man Group PLC	532,300	5,433
Marks & Spencer Group PLC	452,700	6,344
Reckitt Benckiser PLC	40,400	1,843
Royal Bank of Scotland Group PLC	122,900	4,783
Royal Dutch Shell PLC, Class A	152,200	5,307
Scottish & Newcastle PLC	651,000	7,118
Scottish Power PLC	420,200	6,145
Tate & Lyle PLC	202,900	3,048
Wimpey George PLC	170,400	1,855
WM Morrison Supermarkets PLC	1,220,700	6,076

		100,202

Total Common Stock (cost—$480,629)		554,419

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  17

Schedule of Investments (cont.)
NACM International Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—8.9%

Collateral Invested for Securities on Loan (c)(d)-4.8%
Allianz Dresdner Daily Asset Fund	28,216,936	$28,217

	Principal Amount (000s)

Repurchase Agreement—4.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $24,166; collateralized by Federal Home Loan Bank, 4.125%, due 2/15/08, valued at $24,636 including accrued interest (cost—$24,153)	$24,153	24,153

Total Short Term Investments (cost—$52,370)		52,370

Total Investments
(cost—$532,999) (e)—103.7%		606,789

Liabilities in excess of other assets—(3.7)%		(21,691)

Net Assets—100.0%		$585,098

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $27,333; cash collateral of $28,217 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from the securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $541,949, which represents 92.63% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

UNIT — More than one class of securities traded together.

18  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
NACM Pacific Rim Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.8%

Australia—9.0%
AMP Bank Ltd. (b)	807,847	$6,418
BHP Billiton Ltd. (b)	163,925	3,260
Commonwealth Bank of Australia (b)	95,035	3,701
CSL Ltd. (b)	80,350	4,136
Macquarie Bank Ltd. (b)	61,659	3,833
Rio Tinto Ltd. (b)	25,438	1,481
Westpac Capital Corp. (b)	155,944	2,975
Woodside Petroleum Ltd. (b)	45,402	1,360

		27,164

China—12.1%
AAC Acoustic Technology Holdings, Inc. (a)	4,074,000	3,875
Celestial Nutrifoods Ltd. (a) (b)	3,087,000	3,017
China Communications Construction Co., Ltd. (a)	3,237,000	3,196
China Hongxing Sports Ltd. (b)	3,670,000	5,048
China Infrastructure Machinery Holdings Ltd. (a)	1,878,000	2,270
China Shenhua Energy Co., Ltd., Class H Holdings Ltd. (a)	1,389,000	4,557
Industrial & Commercial Bank of China (a)	8,220,000	5,126
Nine Dragons Paper Holdings Ltd.	3,803,100	6,554

		36,446

Hong Kong—6.8%
Hengan International Group Co., Ltd.	1,874,000	4,572
Hutchison
Telecommunications
International Ltd. (a)	1,771,000	4,481
Melco International
Development	797,000	1,893
Shangri-La Asia Ltd.	2,297,150	5,983
Shun TAK Holdings Ltd.	2,218,000	3,383

		20,312

India—5.0%
ACC Ltd.	128,094	3,146
Reliance Communications Ltd. (a)	301,369	3,207
Satyam Computer Services Ltd. ADR (b)	184,100	4,420
Sterlite Industries India Ltd.	346,815	4,252

		15,025

Indonesia—6.2%
PT Bakri Brothers (a)	154,958,500	2,712
PT Bank Niaga Tbk.	35,958,500	3,699
PT Ciputra Surya Tbk.	21,018,000	2,289
PT Kawasan Industri Jababeka Tbk.	104,078,500	1,796
PT Perusahaan Gas Negara	1,701,500	2,206
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.	4,044,500	2,986
PT United Tractors Tbk.	4,081,500	2,977

		18,665

	Shares	Value (000s)

Japan—46.1%
Amada Co., Ltd.	382,000	$4,044
Denso Corp.	115,000	4,560
Haseko Corp. (a) (b)	1,711,000	6,106
Hitachi Construction Machinery Co., Ltd.	89,300	2,398
Ibiden Co., Ltd.	78,800	3,963
Japan Steel Works Ltd. (b)	738,000	5,764
Kawasaki Heavy Industries Ltd. (b)	599,000	2,244
Kirin Brewery Co., Ltd.	237,000	3,724
KK DaVinci Advisors (a) (b)	5,507	5,458
Komatsu Electronic Metals Co., Ltd.	84,200	4,372
Marubeni Corp.	417,000	2,113
Mitsubishi Heavy Industries Ltd.	562,000	2,550
Mitsubishi Tokyo Financial Group, Inc.	355	4,404
Mitsui & Co., Ltd. (b)	154,000	2,308
Mitsui Fudosan Co., Ltd.	65,000	1,584
Mizuho Financial Group, Inc.	814	5,806
Murata Manufacturing Co., Ltd.	19,300	1,302
Nikon Corp. (b)	100,000	2,192
Nintendo Co., Ltd.	20,100	5,204
Nishi-Nippon City Bank Ltd.	665,000	2,869
Nissan Motor Co., Ltd.	114,200	1,378
Nomura Holdings, Inc.	185,800	3,505
Nomura Research Institute Ltd.	28,700	4,158
Orix Corp. (b)	14,390	4,173
Osaka Securities Exchange Co., L Financial Group, Inc.	211	2,160
Suzuki Motor Corp.	103,000	2,903
T&D Holdings, Inc.	43,500	2,872
Taiheiyo Cement Corp.	795,000	3,113
Takeda Pharmaceutical Co., Ltd.	57,200	3,920
Takeuchi Manufacturing Co., Ltd.	33,600	1,563
THK Co., Ltd.	145,500	3,745
Toho Tenax Co., Ltd. (a) (b)	465,000	3,113
Tokuyama Corp. (b)	254,000	3,851
Tokyu Land Corp. (b)	587,000	5,520
Tokyu Livable, Inc. (b)	33,100	2,415
Toshiba Corp. (b)	198,000	1,287
Toyota Boshoku Corp.	136,000	2,938
Toyota Motor Corp.	147,800	9,892

		138,870

Malaysi—-2.6%
Bumuputra Commerce Holding Bhd.	2,162,300	4,737
IOI Corp.	598,000	3,118

		7,855

Philippines—2.5%
Bank of the Philippine Islands	2,672,400	3,455
Megaworld Corp.	34,368,000	1,688
Robinsons Land Corp.	7,142,800	2,361

		7,504

Singapore—5.5%
ASE Test Ltd. (a) (b)	169,700	1,712
DBS Group Holdings Ltd.	309,000	4,536
Midas Holdings Ltd.	3,137,000	2,649
Singapore Exchange Ltd.	1,506,000	5,560
UOL Group Ltd.	772,000	2,177

		16,634

	Shares	Value (000s)

South Korea—3.0%
Hyundai Engineering & Construction Co., Ltd. (a)	36,200	$2,209
Korea Zinc Co., Ltd.	17,040	1,806
STX Pan Ocean Co., Ltd. (a)	7,492,000	5,025

		9,040

Total Common Stock (cost—$250,959)		297,515

RIGHTS (a)—0.0%

Philippines—0.0%
Megaworld Corp. (cost—$0)	13,747,200	165

SHORT-TERM INVESTMENTS—19.9%

Collateral Invested for Securities on Loan (c) (d)—19.0%
Allianz Dresdner Daily Asset Fund	57,213,718	57,214

	Principal Amount (000s)

Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $2,618;collateralized by Federal Home Loan Bank, 4.125%,due 4/18/08, valued at $2,673 including accrued interest (cost—$2,617)	$2,617	2,617

Total Short Term Investments (cost—$59,831)		59,831

Total Investments (cost—$310,790) (e)—118.7%		357,511

Liabilities in excess of other assets—(18.7)%		(56,251)

Net Assets—100.0%		$301,260

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $54,271; cash collateral of $57,214 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from the securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $277,286, which represents 91.89% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  19

Financial Highlights

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

NACM Emerging Markets Opportunities Fund
Institutional Class
12/31/2006+	$20.13	$(0.06)	$4.28	$4.22	$(0.03)
4/1/2006 – 6/30/2006	20.59	0.07	(1.23)	(1.16)	—
3/31/2006	12.62	0.28	7.96	8.24	(0.27)
5/27/2004 – 3/31/2005	10.00	0.08	2.55	2.63	(0.01)
NACM Flex-Cap Value Fund
Institutional Class
12/31/2006+	$17.61	$0.15	$2.01	$2.16	$(0.23)
6/30/2006	15.97	0.22	2.16	2.38	(0.09)
6/30/2005	15.36	0.21	1.22	1.43	—
6/30/2004	12.41	0.09	3.33	3.42	(0.05)
7/19/2002 – 6/30/2003	10.00	0.11	2.52	2.63	(0.05)
Administrative Class
12/31/2006+	$17.52	$0.13	$2.00	$2.13	$(0.19)
6/30/2006	15.87	0.18	2.15	2.33	(0.03)
6/30/2005	15.31	0.13	1.25	1.38	—
6/30/2004	12.39	0.05	3.32	3.37	(0.03)
7/19/2002 – 6/30/2003	10.00	0.08	2.52	2.60	(0.04)
NACM Global Fund
Institutional Class
12/31/2006+	$17.76	$(0.01)	$2.20	$2.19	$—
6/30/2006	15.62	(0.03)	2.85	2.82	—
6/30/2005	14.34	0.05	1.83	1.88	—
6/30/2004	11.74	(0.01)	3.55	3.54	—
7/19/2002 – 6/30/2003	10.00	(0.01)	1.80	1.79	(0.05)
Administrative Class
12/31/2006+	$17.59	$(0.04)	$2.19	$2.15	$—
6/30/2006	15.52	0.02	2.73	2.75	—
6/30/2005	14.28	0.02	1.82	1.84	—
6/30/2004	11.73	(0.04)	3.53	3.49	—
7/19/2002 - 6/30/2003	10.00	(0.03)	1.80	1.77	(0.04)

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 8.44%.

(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 8.66%.

(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.

(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 8.00%.

(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 8.24%.

(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.92%.

(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.

(i)	Amount is less than $0.01 per share.

(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.07%.

(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.21%

(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.83%

(m)

Due to the realignment of the Fund’s portfolio in connection with the combination with Emerging Countries Fund on March 24, 2005, the cost of purchases of $2,958,229 and proceeds from sales of $3,564,155 have been excluded from the Portfolio Turnover calculation.

20  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Fund Redemption Fees(a)		Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.46)	$(0.49)	$—		$23.86	25.95%	$36,850	1.92	%*	(0.55	)% *	45%
—	—	—		19.43	(5.63)	21,682	1.55	*	1.42		28
—	(0.27)	—		20.59	65.89	20,725	1.68	(k)	1.88		119
—	(0.01)	—		12.62	26.32	26,517	1.75	*(l)	0.56	*	59 (m)

$(0.40)	$(0.63)	$—	(i)	$19.14	12.22%	$37,940	0.92	%*	1.63	%*	20%
(0.65)	(0.74)	—	(i)	17.61	15.13	32,059	0.91	(g)	1.29		55
(0.83)	(0.83)	0.01		15.97	9.30	29,288	0.91	(d)	1.34		150
(0.42)	(0.47)	—		15.36	27.88	1,542	0.96		0.61		145
(0.17)	(0.22)	—		12.41	26.53	1,202	0.96	*(e)	1.01	*	173

$(0.40)	$(0.59)	$—	(i)	$19.06	12.10%	$23	1.17	%*	1.39	%*	20%
(0.65)	(0.68)	—	(i)	17.52	14.90	20	1.16	(h)	1.03		55
(0.83)	(0.83)	0.01		15.87	8.99	18	1.20	(d)	0.81		150
(0.42)	(0.45)	—		15.31	27.54	16	1.20		0.36		145
(0.17)	(0.21)	—		12.39	26.21	13	1.21	*(f)	0.76	*	173

$(1.02)	$(1.02)	$—	(i)	$18.93	12.33%	$23	1.07	%*	(0.12	)%*	56%
(0.68)	(0.68)	—	(i)	17.76	18.29	11	1.06	(j)	(0.22)		114
(0.61)	(0.61)	0.01		15.62	13.34	1,120	1.15	(d)	0.37		148
(0.95)	(0.95)	0.01		14.34	31.10	1,469	1.11		(0.07)		203
—	(0.05)	—		11.74	17.96	1,121	1.10	*(b)	(0.08	) *	260

$(1.02)	$(1.02)	$—	(i)	$18.72	12.22%	$23	1.32	%*	(0.41	)%*	56%
(0.68)	(0.68)	—	(i)	17.59	17.94	21	1.32		0.12		114
(0.61)	(0.61)	0.01		15.52	13.11	17	1.40	(d)	0.13		148
(0.95)	(0.95)	0.01		14.28	30.69	15	1.36		(0.32)		203
—	(0.04)	—		11.73	17.74	12	1.35	*(c)	(0.33	) *	260

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  21

Financial Highlights (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)		Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

NACM Growth Fund
Institutional Class
12/31/2006+	$13.12	$0.05		$1.43	$1.48	$—
6/30/2006	12.89	0.06		1.18	1.24	—
6/30/2005	12.04	0.07		1.07	1.14	—
6/30/2004	11.25	(0.01)		0.93	0.92	—
7/19/2002 – 6/30/2003	10.00	—	(g)	1.25	1.25	—
Administrative Class
12/31/2006+	$12.98	$0.03		$1.42	$1.45	$—
6/30/2006	12.79	0.03		1.17	1.20	—
6/30/2005	11.98	0.04		1.06	1.10	—
6/30/2004	11.23	(0.04)		0.92	0.88	—
7/19/2002 – 6/30/2003	10.00	(0.02)		1.25	1.23	—
NACM International Fund
Institutional Class
12/31/2006+	$22.01	$0.05		$3.13	$3.18	$(0.15)
6/30/2006	16.29	0.32		6.05	6.37	(0.14)
6/30/2005	14.54	0.36		2.35	2.71	(0.34)
4/01/2004 – 6/30/2004	14.61	0.11		(0.18)	(0.07)	—
3/31/2004	8.98	0.19		5.73	5.92	(0.29)
3/31/2003	11.30	0.13		(1.56)	(1.43)	(0.89)
5/07/2001 – 3/31/2002	12.50	0.09		(1.22)	(1.13)	(0.07)
Administrative Class
12/31/2006+	$21.98	$0.03		$3.12	$3.15	$(0.07)
1/10/2006 – 6/30/2006	20.25	0.21		1.52	1.73	—
NACM Pacific Rim Fund
Institutional Class
12/31/2006+	$14.27	$0.00	(g)	$1.93	$1.93	$—
6/30/2006	10.10	0.04		4.66	4.70	(0.10)
6/30/2005	9.31	0.04		0.88	0.92	—
6/30/2004	6.31	0.01		2.97	2.98	—
6/30/2003	7.30	0.04		(1.03)	(0.99)	—
4/01/2002 – 6/30/2002	7.22	—	(g)	0.08	0.08	—
3/31/2002	6.93	0.05		0.24	0.29	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.20%.

(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.57%.

(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.23%.

(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.80%.

(f)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.

(g)	Amount is less than $0.01 per share.

(h)

The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses incurred from the creation and operation of the Mauritius entity) do not exceed 1.39% for the period 04/01/2004 to 03/31/2005.

(i)	Ratio of expenses to average net assets excluding the expense offset is 1.40%. Ratio of expenses to average net assets excluding expense reimbursement and expense offset is 1.80%.

(j)

The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses incurred from the creation and operation of the Mauritius entity) do not exceed 1.25% for the period 04/01/2003 to 07/28/2003 and 1.39% for the period 07/29/2003 to 03/31/2004.

(k)

Payments from Affiliates increased the end of period net asset value by $0.01 per share and the total return by 0.11%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $14.27 and 47.07%, respectively.

(l)	Ratio of expenses to average net assets excluding the expense offset is 1.39%. Ratio of expenses to average net assets excluding expense reimbursement and expense offset is 1.55%.

(m)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 7.27%.

(n)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 7.51%.

(o)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.77%.

(p)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.02%.

22  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.34)	$(0.34)	$—	(g)	$14.26		11.29%	$631	0.79	%*	0.68	%*	99%
(1.01)	(1.01)	—	(g)	13.12		9.81	567	0.76	(o)	0.43		152
(0.29)	(0.29)	—		12.89		9.47	1,202	0.80	(f)	0.55		274
(0.13)	(0.13)	—		12.04		8.22	1,157	0.81		(0.11)		160
—	—	—		11.25		12.50	1,070	0.80	*(m)	0.02	*	167

$(0.34)	$(0.34)	$—	(g)	$14.09		11.18%	$16	1.04	%*	0.43	%*	99%
(1.01)	(1.01)	—	(g)	12.98		9.56	15	1.01	(p)	0.22		152
(0.29)	(0.29)	—		12.79		9.18	13	1.05	(f)	0.30		274
(0.13)	(0.13)	—		11.98		7.88	12	1.05		(0.36)		160
—	—	—		11.23		12.30	11	1.05	*(n)	(0.22	)*	167

$(0.98)	$(1.13)	$—	(g)	$24.06		14.53%	$147,421	1.09	%*	0.47	%*	62%
(0.51)	(0.65)	—	(g)	22.01		39.76	104,672	1.07		1.57		152
(0.62)	(0.96)	—		16.29		19.49	45,195	1.06	(d)(f)	2.26		107
—	—	—		14.54		(0.48)	10,255	1.18	*(h)(i)	3.06	*	29
—	(0.29)	—		14.61		66.48	10,305	1.35	(j)(l)	1.55		163
—	(0.89)	—		8.98		(19.81)	5,581	1.20		1.33		282
—	(0.07)	—		11.30		(9.02)	910	1.36	*	0.88	*	244

$(0.98)	$(1.05)	$—	(g)	$24.08		14.39%	$13	1.34	%*	0.24	%*	62%
—	—	—	(g)	21.98		8.54	11	1.33	*	2.08	*	152

$(1.07)	$(1.07)	$—	(g)	$15.13		13.77%	$41,428	1.38	%*	(0.05	)%*	33%
(0.44)	(0.54)	0.01		14.27	(k)	47.18 (k)	36,150	1.37		0.30		96
(0.13)	(0.13)	—		10.10		9.94	459	1.51	(f)	0.47		101
—	—	0.02		9.31		47.54	8,273	1.43		0.07		118
—	—	—		6.31		(13.05)	5,592	1.46	(e)	0.63		264
—	—	—		7.30		1.11	11,575	1.44	*(b)	—	*	66
—	—	—		7.22		4.18	11,429	1.45	(c)	0.70		390

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  23

Statements of Assets and Liabilities

December 31, 2006 (Unaudited)

Amounts in thousands, except per share amounts	NACM Emerging Markets Opportunities Fund	NACM Flex-Cap Value Fund	NACM Global Fund	NACM Growth Fund	NACM International Fund	NACM Pacific Rim Fund

Assets:
Investments, at value	$39,206	$74,996	$43,225	$14,091	$606,789	$357,511
Cash	—	—	1	1	1	—
Foreign currency, at value	14	—	32	—	—	—
Security lending interest receivable (net)	—	1	—	—	7	28
Receivable for investments sold	240	—	—	585	75	5,136
Receivable for Fund shares sold	184	185	342	64	6,034	1,238
Dividends and interest receivable (net of foreign taxes)	45	67	30	15	736	327
Receivable from Adviser	—	2	1	—	—	—
Receivable from broker	—	—	—	—	22,461	—

	39,689	75,251	43,631	14,756	636,103	364,240

Liabilities:
Payable for investments purchased	161	—	—	840	—	2,539
Overdraft due to custodian	—	—	—	—	21,162	1,798
Payable for Fund shares redeemed	12	46	61	—	906	703
Payable for collateral for securities on loan	—	9,066	—	—	28,217	57,214
Investment advisory fee payable	30	36	25	5	283	223
Administration fee payable	15	17	18	4	264	144
Distribution fee payable	—	8	19	4	85	73
Servicing fee payable	1	6	9	3	88	53
Other liabilities	—	—	—	—	—	233

	219	9,179	132	856	51,005	62,980

Net Assets	$39,470	$66,072	$43,499	$13,900	$585,098	$301,260

Net Assets Consist of:
Paid-in-capital	$35,823	$56,622	$38,260	$13,238	$501,159	$254,009
Undistributed (dividends in excess of)
net investment income	(66)	108	(247)	5	(250)	(1,342)
Accumulated net realized gain (loss)	(11,544)	1,422	1,152	94	10,273	2,096
Net unrealized appreciation on investments and foreign currency transactions	15,257	7,920	4,334	563	73,916	46,497

	$39,470	$66,072	$43,499	$13,900	$585,098	$301,260

Net Assets:
Institutional Class	$36,850	$37,940	$23	$631	$147,421	$41,428
Administrative Class	—	23	23	16	13	—
Other Classes	2,620	28,109	43,453	13,253	437,664	259,832
Shares Issued and Outstanding:
Institutional Class	1,544	1,983	1	44	6,126	2,737
Administrative Class	—	1	1	1	1	—
Other Classes	110	1,504	2,400	966	18,392	17,725
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$23.86	$19.14	$18.92	$14.26	$24.06	$15.13
Administrative Class	—	19.06	18.71	14.09	24.08	—

Cost of Investments	$23,949	$67,076	$38,893	$13,528	$532,999	$310,790

Cost of Foreign Currency	$14	$—	$32	$—	$(21,193)	$(1,803)

24  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Statements of Operations

Six Months Ended December 31, 2006 (Unaudited)

(Amounts in thousands)	NACM Emerging Markets Opportunities Fund	NACM Flex-Cap Value Fund	NACM Global Fund	NACM Growth Fund	NACM International Fund	NACM Pacific Rim Fund

Investment Income:
Interest	$9	$115	$22	$8	$320	$168
Dividends, net of foreign withholding taxes	240	621	158	53	3,191	1,408
Security lending income (net)	—	3	—	—	53	181
Miscellaneous income	16	—	—	—	—	—

Total Income	265	739	180	61	3,564	1,757

Expenses:
Investment advisory fees	171	189	138	18	1,387	1,194
Administration fees	93	90	99	14	1,291	767
Distribution and/or servicing fees - Other Classes	1	72	150	22	821	690
Trustees’ fees	3	3	2	—	26	14
Interest expense	—	—	—	1	30	11
Shareholder communications expense	—	3	2	1	25	13
Reorganization expense	91	—	—	—	—	—

Total Expenses	359	357	391	56	3,580	2,689

Net Investment Income (Loss)	(94)	382	(211)	5	(16)	(932)

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,727	1,798	1,423	152	17,768	7,586
Foreign currency transactions	(48)	—	(16)	—	(547)	(241)
Net change in unrealized appreciation/depreciation of:
Investments	7,365	4,498	3,233	424	47,712	27,780
Foreign currency transactions	(90)	—	—	—	280	2
Net Realized and Change in Unrealized Gain	8,954	6,296	4,640	576	65,213	35,127

Net Increase in Net Assets
Resulting from Investment Operations	$8,860	$6,678	$4,429	$581	$65,197	$34,195

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  25

Statements of Changes in Net Assets

(Amounts in thousands)	NACM Emerging Markets Opportunities Fund			NACM Flex-Cap Value Fund

	Six months ended December 31, 2006 (Unaudited)	Period from April 1, 2006 to June 30, 2006	Year ended March 31, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

Increase in Net Assets from:

Investment Operations:
Net investment income (loss)	$(94)	$140	$506	$382	$456
Net realized gain on investments and foreign currency transactions	1,679	1,125	8,723	1,798	2,128
Payments from Affiliates**	—	—	—	—	—
Net change in unrealized appreciation of investments and foreign currency transactions	7,275	(3,599)	4,141	4,498	3,450

Net increase resulting from investment operations	8,860	(2,334)	13,370	6,678	6,034

Dividends and Distributions to Shareholders from:
Net investment income
Institutional Class	(36)	—	(394)	(440)	(162)
Administrative Class	—	—	—	—	—
Other Classes	—	—	—	(171)	(8)
Net realized capital gains
Institutional Class	(507)	—	—	(753)	(1,146)
Administrative Class	—	—	—	(1)	(1)
Other Classes	—	—	—	(579)	(503)
Total Dividends and Distributions to Shareholders	(543)	—	(394)	(1,944)	(1,820)
Fund Share Transactions:
Shares sold
Institutional Class	14,918	—	20,421	3,080	4,358
Administrative Class	—	—	—	—	—
Other Classes	2,441	—	—	10,635	11,227
Issued in reinvestment of dividends and distributions
Institutional Class	543	—	335	1,176	1,303
Administrative Class	—	—	—	1	1
Other Classes	—	3,914	—	665	421
Cost of shares redeemed
Institutional Class	(7,607)	—	(33,755)	(1,225)	(5,987)
Other Classes	(10)	(1,625)	—	(2,714)	(5,848)
Net increase from Fund share transactions	10,285	2,289	(12,999)	11,618	5,475

Class II Liquidation	(14,693)	—	—	—	—

Fund Redemption Fees	—	—	—	—	1

Total Increase (Decrease) in Net Assets	3,909	(45)	(23)	16,352	9,690

Net Assets:
Beginning of period	35,561	35,606	35,629	49,720	40,030

End of period*	$39,470	$35,561	$35,606	$66,072	$49,720

*Including undistributed (dividends in excess of) net investment income of:	$(66)	$64	$(20)	$108	$337

**	See Note 9

26  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

NACM Global Fund		NACM Growth Fund		NACM International Fund		NACM Pacific Rim Fund

Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

$(211)	$(83)	$5	$(10)	$(16)	$2,783	$(932)	$(373)
1,407	2,316	152	319	17,221	17,963	7,345	19,216
—	—	—	—	—	—	—	9

3,233	429	424	14	47,992	24,389	27,782	14,105

4,429	2,662	581	323	65,197	45,135	34,195	32,957

—	—	—	—	(892)	(470)	—	(185)
—	—	—	—	—	—	—	—
—	—	—	—	(1,207)	(498)	—	(193)

(1)	—	(15)	(79)	(5,571)	(1,634)	(2,728)	(826)
(1)	(1)	—	(1)	—	—	—	—
(2,295)	(867)	(298)	(227)	(16,763)	(1,814)	(17,547)	(3,377)
(2,297)	(868)	(313)	(307)	(24,433)	(4,416)	(20,275)	(4,581)

10	—	—	—	39,028	66,272	3,035	32,047
—	—	—	—	—	10	—	—
8,689	27,519	10,073	3,011	162,911	230,056	67,627	191,082

1	—	15	79	6,456	2,103	2,678	997
1	1	—	1	1	—	—	—
1,884	692	189	173	13,604	1,797	11,339	2,371

—	(1,164)	—	(740)	(13,705)	(28,914)	(2,627)	(2,576)
(5,229)	(6,691)	(667)	(2,219)	(24,581)	(21,943)	(34,696)	(68,057)
5,356	20,357	9,610	305	183,714	249,381	47,356	155,864

—	—	—	—	—	—	—	—

—	4	—	—	14	29	22	69

7,488	22,155	9,878	321	224,492	290,129	61,298	184,309

36,011	13,856	4,022	3,701	360,606	70,477	239,962	55,653

$43,499	$36,011	$13,900	$4,022	$585,098	$360,606	$301,260	$239,962

$(248)	$(37)	$5	$—	$(250)	$1,865	$(1,342)	$(410)

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  27

Notes to Financial Statements
(Unaudited)
December 31, 2006

1. ORGANIZATION

Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-five separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. These financial statements pertain to the Institutional and Administrative Classes (the “Institutional Classes”) of the Funds managed by Nicholas-Applegate Capital Management LLC (the “Sub-Adviser”). Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements Interpretation 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by December 31, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

Valuation of Investments. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development occurs that may significantly impact the value of a security are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time)(the “NYSE Close”). In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value (“NAV”) is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which

28  Allianz Funds Semi-Annual Report | 12.31.06

are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid-in-capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for federal income taxes is required.

Foreign Currency. The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were: NACM Emerging Markets Opportunities Fund—$26,801; NACM Flex-Cap Value Fund—$1,722; NACM Global Fund—$4,241; NACM International Fund—$186,686; and NACM Pacific Rim Fund—$82,467.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains.

Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Short Sales. Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending. Each Fund may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Security lending income is disclosed as such in the Statements of Operations.

12.31.06 | Allianz Funds Semi-Annual Report  29

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Fund and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the six months ended December 31, 2006 was $44,721. Cash collateral received for securities on loan is invested in securities identified in the Schedule of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund.

Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG and affiliate to the Trust, is the securities lending agent for the Trust.

3. FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”), an indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”) serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser has retained its investment management affiliate the Sub-Adviser to manage each Fund’s investments.

The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administration Fee*

	All Classes	Inst’l Class(1)	Admin. Class(1)	Class A, B and C(2)	Class D(2)	Class R(2)

NACM Emerging Markets Opportunities Fund	0.90%	0.45%	N/A	0.60%	0.60%	N/A
NACM Flex-Cap Value Fund	0.65%	0.25%	0.25%	0.40%	0.40%	N/A
NACM Global Fund	0.70%	0.35%	0.35%	0.50%	0.50%	0.50%
NACM Growth Fund	0.50%	0.25%	0.25%	0.40%	0.40%	N/A
NACM International Fund	0.60%	0.45%	0.45%	0.60%	0.60%	0.60%
NACM Pacific Rim Fund	0.90%	0.45%	N/A	0.60%	0.60%	N/A

(1)

The Administrative Fee rate for Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A, B, C, D and R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

*

To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

Redemption Fees. Investors in Institutional Class and Administrative Class shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 or 30 days (depending on the length of the applicable Fund’s Holding Period) after their acquisition, including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days

NACM Flex-Cap Value and NACM Growth Funds	*
NACM Emerging Markets Opportunities, NACM Global, NACM International and NACM Pacific Rim Funds		*

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs where redemptions are processed through financial intermediaries. There may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing and systems.

A new Holding Period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to the 7-day Holding Period, are exchanged for shares of Fund B, which is subject to the 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor.

Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such

30  Allianz Funds Semi-Annual Report | 12.31.06

costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”), an indirect wholly-owned subsidiary of Allianz Global serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2006.

Pursuant to separate Distribution Servicing Plans for Class A, Class B, Class C and Class R shares, the Distributor receives (i) in connection with the distribution of Class B, Class C and Class R shares of the Trust, certain distributions fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust.

Pursuant to the Distribution and Servicing Plans adopted by the D Class of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the D Class. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee (%)	Servicing Fee (%)

Class A All Funds	—	0.25

Class B All Funds	0.75	0.25

Class C All Funds	0.75	0.25

Class D All Funds	—	0.25

Class R All Funds	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the six months ended December 31, 2006, AGID received $237,652 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Trustees, other than those affiliated with AGIFM, Allianz Global, or a Sub-Adviser, receive an annual retainer of $80,000 ($160,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. The Chairman of the Trustees receives a $20,000 annual retainer for his service as an ex officio member of each Committee of the Board of Trustees. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees as if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

12.31.06 | Allianz Funds Semi-Annual Report  31

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

4. FEDERAL INCOME TAX MATTERS

At December 31, 2006, the aggregate cost and the net unrealized appreciation/depreciation of investments for federal income tax purposes was (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

NACM Emerging Markets Opportunities Fund	$23,949	$15,373	$(116)	$15,257
NACM Flex-Cap Value Fund	67,076	8,733	(813)	7,920
NACM Global Fund	38,893	4,981	(649)	4,332
NACM Growth Fund	13,528	703	(140)	563
NACM International Fund	532,999	75,114	(1,324)	73,790
NACM Pacific Rim Fund	310,790	50,471	(3,750)	46,721

5. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands, figures for the period ended 6/30/06 are audited):

	NACM Emerging Markets Opportunities Fund						NACM Flex-Cap Value Fund

	Six Months Ended 12/31/2006		4/1/2006 to 6/30/2006		Year Ended 3/31/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	738	$14,918	444	$7,698	183	$3,900	167	$3,080	259	$4,358
Administrative Class	—	—	—	—	—	—	—	—	—	—
Other Classes	110	2,441	—	—	—	—	587	10,635	669	11,227

Issued in reinvestment of dividends and distributions
Institutional Class	27	543	19	307	—	—	61	1,176	78	1,303
Administrative Class	—	—	—	—	—	—	— *	1	— *	1
Other Classes	—	—	—	—	—	—	34	665	25	421
Cost of shares redeemed
Institutional Class	(337)	(7,607)	(1,558)	(23,,859)	(73)	(1,454)	(66)	(1,225)	(350)	(5,987)
Administrative Class	—	—	—	—	—	—	—	—	—	—
Other Classes	—	(10)	—	—	—	—	(149)	(2,714)	(354)	(5,848)

Net increase (decrease) resulting from Fund share transactions	538	$10,285	(1,095)	$(15,854)	110	$2,446	634	$11,618	327	$5,475

	NACM Global Fund					NACM Growth Fund

	Six Months Ended 12/31/2006			Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares		Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	—	*	$10	—	$—	—	$—	—	$—
Administrative Class	—		—	—	—	—	—	—
Other Classes	488		8,689	1,620	27,519	729	10,073	237	3,011

Issued in reinvestment of dividends and distributions
Institutional Class	—	*	1	—	—	1	15	6	79
Administrative Class	—	*	1	— *	1	—	—	0 *	1
Other Classes	103		1,884	42	692	14	189	13	173

Cost of shares redeemed
Institutional Class	—		—	(71)	(1,164)	—	—	(56)	(740)
Administrative Class	—		—	—	—	—	—	—	—
Other Classes	(295)		(5,229)	(395)	(6,691)	(50)	(667)	(175)	(2,219)

Net increase (decrease) resulting from Fund share transactions	296		$5,356	1,196	$20,357	694	$9,610	25	$305

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	Commencement of operations

32  Allianz Funds Semi-Annual Report | 12.31.06

	NACM International Fund				NACM Pacific Rim Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	1,688	$39,028	3,283	$66,272	206	$3,035	2,597	$32,047
Administrative Class	—	—	— *	10	—	—	—	—
Other Classes	7,141	162,911	11,170	230,056	4,688	67,627	13,986	191,082

Issued in reinvestment of dividends and distributions
Institutional Class	270	6,456	110	2,103	179	2,678	76	997
Administrative Class	1	1	—	—	—	—	—	—
Other Classes	577	13,604	94	1,797	783	11,339	184	2,371

Cost of shares redeemed
Institutional Class	(587)	(13,705)	(1,412)	(28,914)	(181)	(2,627)	(185)	(2,576)
Administrative Class	—	—	—	—	—	—	—	—
Other Classes	(1,078)	(24,581)	(1,072)	(21,943)	(2,419)	(34,696)	(5,090)	(68,057)

Net increase (decrease) resulting from Fund share transactions	8,012	$183,714	12,173	$249,381	3,256	$47,356	11,568	$155,864

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	Commencement of operations

6. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the period ended December 31, 2006, were as follows (amounts in thousands):

	Purchases	Sales

NACM Emerging Markets Opportunities Fund	$39,541	$17,198
NACM Flex-Cap Value Fund	19,153	10,816
NACM Global Fund	23,304	21,460
NACM Growth Fund	16,285	7,298
NACM International Fund	416,687	281,363
NACM Pacific Rim Fund	112,862	85,914

7. LEGAL PROCEEDINGS

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements.

Since February 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM, PEA and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

8. FUND REORGANIZATION

NACM Emerging Markets Opportunities Fund reorganized on August 18, 2006, when the Nicholas-Applegate Emerging Markets Opportunities Fund (the “NACM Fund”) reorganized into a corresponding Fund of the Allianz Funds, a Massachusetts business trust. The NACM Fund transferred substantially all of its assets and liabilities in exchange for Institutional Class shares of the NACM Emerging Markets Opportunities Fund. Prior to August 18, 2006, the NACM Fund bore expenses incurred specifically on its behalf plus an allocation of its share of the Nicholas-Applegate Institutional Funds.

9. PAYMENTS FROM AFFILIATES

During the year-ended June 30, 2006, the Fund’s Sub-Adviser reimbursed NACM Pacific Rim Fund $9,135 (less than $0.005 per share) for realized losses resulting from a trading error.

12.31.06 | Allianz Funds Semi-Annual Report  33

Board Approval of Investment Advisory and Portfolio Management Agreements
(Unaudited)
December 31, 2006

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the sub-adviser for each Fund (collectively, the “Agreements”). The sub-adviser for the Funds appearing in this report is Nicholas-Applegate Capital Management LLC (“NACM”) (the “Sub-Adviser”).

At an in-person meeting held in December 2006, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2007. At in-person meetings held in the first-half of 2006, the Board and the Independent Trustees unanimously approved, for an initial 2-year term, the Agreements with respect to the Allianz NACM Emerging Markets Opportunities Fund (the “New Fund”), which commenced operations in 2006.

The material factors and conclusions that formed the basis of these approvals for the Funds, including the New Fund, are discussed below.

REVIEW PROCESS

The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Adviser furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

The Board and/or the Independent Trustees (in most cases through the Board’s Contracts Committee) met in person and telephonically a number of times from October to December 2006 (and earlier with respect to the New Fund), both with management and in private sessions, for the specific purpose of considering the proposed continuation (or, in the case of the New Fund, the proposed initial approval) of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data by the Board’s Performance Committee at each regular meeting and periodic presentations from the Sub-Adviser with respect to the Funds.

During the course of the contract review meetings, the Trustees met with and discussed the proposed approvals with representatives of the Adviser and the Sub-Adviser and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Adviser and the Sub-Adviser. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either in writing or orally.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account in their review those interests of all the Allianz Funds that were in common.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Adviser. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment programs used by the Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Adviser, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries, and assets under management and other information relating to the financial resources of the Adviser and the Sub-Adviser, and (h) information relating to portfolio manager compensation.

The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Adviser, noting that the Funds are multi-manager funds. They also took into account the Adviser’s Allianz compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees also took into account shareholder expectations that the Adviser and Sub-Adviser would be managing the Funds.

The Trustees noted that, pursuant to the Portfolio Management Agreements, the Sub-Adviser has full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Adviser implements the Funds’ investment programs (subject to the terms of the prospectus), analyzes economic trends, evaluates the risk/return characteristics of the Funds, constructs the Funds’ portfolios, monitors the Funds’ compliance with investment restrictions, and reports to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Adviser in managing the Funds and the in-house research capabilities of the Sub-Adviser. They also considered various investment resources available to the Sub-Adviser, including research services acquired with “soft dollars” available to the Sub-Adviser as a result of securities transactions effected for the Funds and other clients. The Trustees reviewed the Sub-Adviser’s compliance program, including enhancements made during the past year.

34  Allianz Funds Semi-Annual Report | 12.31.06

The Trustees considered, among other matters, that, in addition to overseeing the Sub-Adviser, the Adviser provides or procures through third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services that are ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel to serve as Fund officers, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements: that the scope of the services provided to the Funds by the Adviser and the Sub-Adviser under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and the Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser to the Funds.

FUND PERFORMANCE

In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, including comparisons of each Fund’s investment results with those of mutual funds in a peer universe, as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended June 30, 2006, together with an analysis of the comparative performance information prepared by an independent consultant. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by the Sub-Adviser to that of each Fund managed by such Sub-Adviser. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees or their independent consultant.

Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

The Trustees reviewed information showing performance of the Institutional Class shares of the NACM Pacific Rim, Flex-Cap Value, Global, International, and Growth Funds. Only one and three years of performance information were presented for each Fund other than for the NACM Pacific Rim and International Funds (as to which five-year performance was presented) because of their short existences. The comparative information showed that for all Funds, performance was above median for the performance universes for all periods. Because the NACM Emerging Markets Opportunities Fund had not yet commenced operations at the time of consideration of the Agreements, it had no past investment performance to be reviewed by the Trustees. The Trustees took into account the performance records and expertise of the lead members of this New Fund’s portfolio management team.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Adviser’s services were of a nature, quality and extent sufficient to support continuation (or, in the case of the New Fund, initial approval) of the Agreements.

FEES AND OTHER EXPENSES

The Trustees considered the advisory fees paid by each Fund to the Adviser and sub-advisory fees paid by the Adviser to the Sub-Adviser. In doing so, the Trustees reviewed a report from an independent consultant, which analyzed comparisons of Funds’ fees and expenses to their Lipper peer groups. The Trustees also considered the administrative fee rate paid by each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Adviser, and the services provided by the Adviser, on the one hand, and the Sub-Adviser, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vi) each Fund’s total expenses as compared to those funds in their peer groups and peer universes as provided by Lipper.

The Trustees also considered information showing the advisory fees charged by the Sub-Adviser to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Adviser by the Adviser with respect to the Funds were not necessarily as low as the fee rates charged by the Sub-Adviser to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Adviser to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Funds, and the expenses associated with the more extensive regulatory regime governing registered funds.

The Trustees also considered and evaluated the administrative fees paid by each Fund under the Administration Agreement, including in light of the total expenses of the Funds and the total expenses of competitor funds as reflected in the Lipper materials. The Trustees noted that, in connection with the contract review process in prior years, they had negotiated with the Adviser to observe administrative fee breakpoints for each Fund and share class under the Administration Agreement, and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes). The Trustees considered the savings realized by shareholders under this arrangement, noting that a number of Funds had reached sufficient size for these administrative fee breakpoints to result in fee reductions.

The Trustees reviewed information provided by Lipper and an independent consultant comparing each Fund’s advisory fee, and ratios of total expenses (less Rule 12b-1/distribution fees) to net assets (“total expense ratios”) for one or two share classes (retail and/or institutional share classes, depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds, for the most recent fiscal year. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and other sources that were not independently verified by the Trustees.

12.31.06 | Allianz Funds Semi-Annual Report  35

Board Approval of Investment Advisory and Portfolio Management Agreements (Cont.)
(Unaudited)
December 31, 2006

For all Funds other than the NACM Pacific Rim Fund, advisory fees were below median for the expense group. For the NACM Pacific Rim Fund, advisory fees were above median (in the third quartile) for the expense group. For all Funds, total expense ratios were below median for retail and institutional expense groups. Although the NACM Emerging Markets Opportunities Fund had not yet commenced operations, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the NACM Emerging Markets Opportunity Fund’s share classes with the fees and expenses of comparable share classes of comparable mutual funds identified by the Adviser.

The Trustees evaluated each Fund’s advisory fees based on comparative fee and expense information and other factors, including Fund performance, the Adviser’s estimated profitability from its relationship with each Fund (described below) and possible economies of scale (described below). Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Adviser in light of the services provided.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

The Trustees reviewed information regarding the cost of services provided by the Adviser (which took into account the sub-advisory fees paid to the Sub-Adviser and the costs incurred by the Sub-Adviser in providing services to the Funds) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2006. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the methodology used and the profitability information provided. The Trustees noted that, at the request of the Independent Trustees, certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability, and they noted their belief that further refinements were possible.

The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

POSSIBLE FALL-OUT BENEFITS

The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Adviser from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Adviser and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from the Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to the Sub-Adviser in connection with trade execution for the Funds (soft dollar arrangements). The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

POSSIBLE ECONOMIES OF SCALE

The Trustees considered the extent to which the Adviser and the Sub-Adviser may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds had not previously contained breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders, and, as previously noted, certain of the Funds had already reached sufficient size for the administrative fee breakpoints to result in fee reductions. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

CONCLUSIONS

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation (and, in the case of the New Fund, initial approval) of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

36  Allianz Funds Semi-Annual Report | 12.31.06

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Allianz Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“AGIFM”)
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Nicholas-Applegate Capital Management LLC
600 West Broadway
San Diego, CA 92101

Distributor

Allianz Global Investors Distributors LLC (“AGID”)
2187 Atlantic Street
Stamford, CT 06902

Custodian

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services-Midwest (“BFDS”)
330 W. 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110

For Account Information

For Allianz Funds account information contact your financial adviser, or if you receive account statements directly from Allianz Global Investors Distributors/BFDS, you can also call (800) 498-5413. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com

AZ801SA_17066

Allianz Funds
Semi-Annual Report

DECEMBER 31, 2006

Stock Funds

Share Classes	CADENCE CAPITAL MANAGEMENT LLC	OPPENHEIMER CAPITAL LLC
Ins Institutional
Adm Administrative	Allianz CCM Focused Growth Fund	Allianz OCC Value Fund

Allianz CCM Capital
Appreciation Fund

Allianz CCM Mid-Cap Fund

Allianz CCM Emerging
Companies Fund

NFJ INVESTMENT GROUP L.P.

Allianz NFJ Large-Cap Value Fund

Allianz NFJ Dividend Value Fund

Allianz NFJ Mid-Cap Value Fund

Allianz NFJ Small-Cap Value Fund

Allianz NFJ International Value Fund

MULTI-MANAGER

Allianz Global Investors
Multi-Style Fund
(Formerly AMM Asset Allocation Fund)

Allianz OCC Renaissance Fund

Allianz OCC Core Equity Fund

Allianz OCC Equity Premium
Strategy Fund
(Formerly PEA Equity Premium Strategy Fund)

Allianz OCC Growth Fund
(Formerly PEA Growth Fund)

Allianz OCC Target Fund
(Formerly PEA Target Fund)

Allianz OCC Opportunity Fund
(Formerly PEA Opportunity Fund)

Allianz OCC International
Equity Fund

Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

FUND	Fund Summary	Schedule of Investments

Allianz CCM Capital Appreciation Fund	6	25
Allianz CCM Emerging Companies Fund	7	27
Allianz CCM Focused Growth Fund	8	29
Allianz CCM Mid-Cap Fund	9	30
Allianz Global Investors Multi-Style Fund	10	24
Allianz NFJ Dividend Value Fund	11	32
Allianz NFJ International Value Fund	12	33
Allianz NFJ Large-Cap Value Fund	13	34
Allianz NFJ Mid-Cap Value Fund	14	35
Allianz NFJ Small-Cap Value Fund	15	36
Allianz OCC Core Equity Fund	16	38
Allianz OCC Equity Premium Strategy Fund	17	39
Allianz OCC Growth Fund	18	41
Allianz OCC International Equity Fund	19	42
Allianz OCC Opportunity Fund	20	43
Allianz OCC Renaissance Fund	21	45
Allianz OCC Target Fund	22	47
Allianz OCC Value Fund	23	49

2  Allianz Funds

President’s Letter

Dear Shareholder:

We are pleased to present you with this Semi-Annual Report for the Allianz Funds for the six months ended December 31, 2006.

Stocks around the world delivered strong results during the reporting period, supported by solid corporate earnings growth. A weak U.S. dollar continued to fuel investor appetite for international stocks. But U.S. stocks also had a respectable showing as investors focused on positive economic news. Against this favorable backdrop, the MSCI All Country World Index Ex U.S.A. gained 15.46% for the period, compared with 12.75% for the S&P 500 Index.

The upbeat mood helped provide many sectors with healthy returns. In particular, utility, telecom and consumer staples companies produced solid gains overseas. In the U.S., financial and information technology companies were among the top performers during the reporting period. One exception across the board was energy stocks, which pulled back as oil prices hit their lows for the year.

While these results are impressive, investors should keep in mind that it always makes sense to remain well-diversified across many asset classes and sectors. A balanced investment portfolio can help you weather short-term market fluctuations and may enhance long-term return potential.

For more detailed information about how your Allianz Fund performed in this environment, please read the commentary in this report. If you have any questions, please contact your financial advisor. You can also call us at 1-800-427-0107 or visit www.allianzinvestors.com.

As always, we appreciate the confidence you have placed in us and we look forward to serving your investing needs in the future.

Sincerely,

E. Blake Moore, Jr.
President

January 31, 2007

Semiannual Report | December 31, 2006  3

Important Information About the Funds

The inception date on each Fund Summary page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (Institutional, Administrative) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the A shares and the Institutional and Administrative shares were first offered in (month/year): Allianz Global Investors Multi-Style (2/99) and OCC Target (3/99). The oldest share class for the following Funds is the C shares, and the Institutional and Admin shares were first offered in (month/year): OCC Growth (3/99), OCC Opportunity (3/99), and OCC Renaissance (12/97 and 8/98, respectively). The oldest share class for the following Funds is the Institutional shares and the Admin shares were first offered in (month/year): CCM Capital Appreciation (7/96), CCM Emerging Companies (4/96), CCM Focused Growth (9/06), CCM Mid-Cap (11/94), NFJ Large-Cap Value (9/06), NFJ Small-Cap Value (11/95), OCC Equity Premium Strategy Fund (4/01), and OCC Value (8/97). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

Proxy Voting

The Funds’ Adviser and each Sub-Adviser have adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Allianz Funds (the “Trust”) as the policies and procedures that each Sub-Adviser will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that each Sub-Adviser may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-498-5413, on the Allianz Global Investors Distributors Web site at www.allianzinvestors.com and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Form N-Q

The Trust files complete schedules of each Funds’ portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-800-498-5413. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

4  Allianz Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which is from 07/01/06 to 12/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $ 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

The Russell 1000 Growth Index replaced the S&P 500 Index as the CCM Capital Appreciation Fund’s primary comparative index because the Adviser believes the Russell 1000 Growth Index is more representative of the Fund’s investment strategies.

Prior to Nov 1, 2006, performance data for all MSCI indices were calculated gross of dividend tax withholding. Performance data presently shown for these indices is net of dividend tax withholding. This recalculation results in lower performance for the indices.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-800-498-5413.

Semiannual Report | December 31, 2006  5

Allianz CCM Capital Appreciation Fund

Portfolio Insights

•

CCM Capital Appreciation Fund seeks growth of capital by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals and whose stock is reasonably valued by the market.

•	Large cap growth stocks rallied in second half of 2006, capping a fourth year of advances for equities. Large caps beat small- and mid-cap stocks for the period and value outperformed growth.

•

An overweight in financial services helped boost performance. St. Paul Travelers built a record of accelerating earnings growth throughout 2006 and investors bid prices of the company’s shares sharply higher in the quarter.

•	Stock selection in consumer staples was positive for performance. Shares of cigarette maker Carolina Group rose on legal developments that were seen as positive for the tobacco industry.

•

Energy exposure hampered fund performance for the period. Our focus on exploration, production and oilfield services companies was a drag on Fund performance as these areas underperformed. Our position in Weatherford suffered as oilfield service companies were pressured by an oversupply of natural gas in North America.

•

An underweight position and stock selection in information technology detracted from relative performance. The fund’s position in Citrix Systems, maker of computer-networking software, was a negative for performance. Citrix shares fell after the company announced revenues below analysts’ estimates. Relative to the benchmark, an underweight position in Microsoft also detracted.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (03/08/91)

Allianz CCM Capital Appreciation Fund Institutional Class	4.71%	7.09%	5.15%	8.66%	11.93%
Allianz CCM Capital Appreciation Fund Administrative Class	4.57%	6.84%	4.95%	8.43%	11.67%
Russell 1000 Growth Index	10.11%	9.09%	2.70%	5.45%	9.08%
S&P 500 Index	12.75%	15.79%	6.19%	8.42%	11.13%
Lipper Multi-Cap Growth Fund Average	8.15%	8.19%	4.78%	7.52%	10.95%

†	The Fund began operations on 03/08/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	24.7%
Financial Services	19.0%
Healthcare	12.3%
Consumer Discretionary	7.3%
Energy	7.2%
Aerospace	3.8%
Consumer Services	3.6%
Consumer Staples	2.8%
Other	15.8%
Cash & Equivalents — Net	3.5%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,047.10	$1,045.70	$1,021.68	$1,020.42
Expenses Paid During Period	$3.61	$4.90	$3.57	$4.84

For each class of the Fund, expenses are equal to the expense ratio for the class (0.70% for Institutional Class, 0.95% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6  Allianz Funds

Allianz CCM Emerging Companies Fund

Portfolio Insights

•

CCM Emerging Companies Fund seeks long-term growth of capital by normally investing at least 65% of its assets in the common stocks of companies with very small market capitalizations that have improving fundamentals and whose stock is reasonably valued by the market.

•

U.S. stocks rallied, capping a fourth year of advances for equities and marking the third longest bull market since 1900. Small cap growth stocks trailed other asset classes as value outperformed growth and large and mid cap stocks beat small.

•

Stock selection in industrials helped boost Fund performance. During the period, Geo Group, operator of mental health facilities and prisons, announced it would acquire prison owner CentraCore Properties Trust. Waste Holdings, the largest recycler and garbage collector in North America, beat its financial goals in the third quarter.

•

Stock selection in information technology detracted from fund performance for the period. Rackable Systems, which makes corporate servers, was hurt by stock-based compensation expenses and other charges related to its acquisition of Terrascale Technologies. Aspen Technologies, provider of software and professional services, recorded net losses resulting from rising costs during the period.

•

Among consumer discretionary stocks, Stamps.com detracted from fund performance. Company shares declined on lower than expected earnings and concerns about subscriber turnover. Sport apparel retailer Zumiez also showed extremely volatile returns for the period. In healthcare, shares of Luminex, a provider of biological testing technologies, reported losses in third-quarter net earnings.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/25/93)

Allianz CCM Emerging Companies Fund Institutional Class	–0.79%	5.98%	10.75%	11.58%	14.18%
Allianz CCM Emerging Companies Fund Administrative Class	–0.91%	5.73%	10.49%	11.31%	13.90%
Russell 2000 Growth Index	6.86%	13.35%	6.93%	4.88%	7.24%
Lipper Small-Cap Growth Fund Average	8.15%	8.19%	4.78%	7.52%	9.51%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*          Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	20.0%
Healthcare	13.1%
Consumer Discretionary	13.0%
Financial Services	12.2%
Consumer Services	7.3%
Telecommunications	7.2%
Consumer Staples	5.8%
Energy	5.8%
Other	17.7%
Cash & Equivalents — Net	(2.1)%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$992.10	$990.90	$1,017.54	$1,016.28
Expenses Paid During Period	$7.63	$8.88	$7.73	$9.00

For each class of the Fund, expenses are equal to the expense ratio for the class (1.52% for Institutional Class, 1.77% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  7

Allianz CCM Focused Growth Fund

Portfolio Insights

•

CCM Focused Growth Fund seeks long-term growth of capital by normally investing at least 80% of its assets in the common stock of companies in the Russell 1000 Growth Index with a market capitalization of at least $100 million at the time of investment.

•

U.S. stocks rallied in the period, capping a fourth year of advances for equities and marking the third longest bull market since 1900. Value outperformed growth and large caps beat small-and mid-caps.

•	Exposure to the materials sector benefited returns. Our position in steel and titanium maker Allegheny Technologies contributed to fund performance as markets rewarded profit growth.

•	Consumer staples holdings benefited relative returns. The fund’s position in cigarette maker Carolina Group advanced on favorable legal developments.

•

The Fund’s information technology exposure detracted from relative performance. Citrix Systems, maker of computer-networking software, underperformed after announcing third-quarter revenues below analysts’ estimates. Corning shares fell despite second-quarter earnings that more than tripled the prior year’s results. Those reported profits and strong demand for fiber optics weren’t enough to alleviate investors’ fears of a softening in pricing for the company’s electronics-oriented and flat-panel display products. Shares of Cisco Systems declined after the company forecast sales below analysts’ estimates.

•

In healthcare, shares of medical-testing laboratories Quest Diagnostics fell after the company lost a contract with United Health Group Inc. Hospira, the hospital supplier, reported a decline in third-quarter earnings.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)

Allianz CCM Focused Growth Fund Institutional Class	2.74%	10.65%	6.16%	—	1.16%
Allianz CCM Focused Growth Fund Administrative Class	2.63%	10.40%	5.91%	—	0.92%
Russell 1000 Growth Index	10.11%	9.09%	2.70%	—	–1.97%
Lipper Multi-Cap Growth Fund Average	8.15%	8.19%	4.78%	—	1.54%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*          Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	23.1%
Healthcare	13.2%
Financial Services	10.8%
Consumer Discretionary	6.1%
Telecommunications	5.0%
Materials & Processing	4.6%
Energy	4.4%
Aerospace	4.0%
Other	25.2%
Cash & Equivalents — Net	3.6%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,027.40	$1,026.30	$1,021.58	$1,011.76
Expenses Paid During Period	$3.68	$2.94	$3.67	$2.92

For each class of the Fund, expenses are equal to the expense ratio for the class (0.72% for Institutional Class, 0.99% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for the Institutional Shares and 104/365 (to reflect the period since the Administrative Shares commenced operation on 09/18/06) for the Administrative Shares. ** Administrative shares have a Beginning Account Value date of 09/18/06.

8  Allianz Funds

Allianz CCM Mid-Cap Fund

Portfolio Insights

•

CCM Mid-Cap Fund seeks growth of capital by normally investing at least 80% of its assets in common stocks of companies with market capitalizations of more than $500 million, excluding the 200 largest capitalization companies.

•

Mid-cap growth stocks edged up slightly in the summer of 2006, then rallied towards year’s end. Large cap stocks outperformed in the opening months of the reporting period before market leadership shifted to small and mid-cap stocks. Value outperformed growth throughout the period.

•

Fund performance was boosted in part by an overweight in materials companies. Allegheny Technologies Inc. benefited from a rally in steel company stocks as well speculation of takeovers in the industry. International Flavor and Fragrances delivered strong returns despite an environment of mergers and acquisitions among competitors.

•

Healthcare stocks detracted from relative results during the period. Our position in Forest Laboratories detracted from performance. The company’s shares fell with its announced purchase of privately held Cerexa, a developer of antibiotics. Quest Diagnostics suffered one of the biggest drops in the S&P 500 after the company lost a contract with United Health Group Inc.

•

Underperformance in consumer discretionary stocks was attributable in part to weak performance by retailers, including Ann Taylor as well as discount retailer TJX. A disappointing holiday sales season affected both companies. An underweight position relative to the benchmark in Choice Hotels, which delivered strong earnings, also detracted from performance.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/26/91)

Allianz CCM Mid-Cap Fund Institutional Class	0.42%	4.30%	7.99%	9.55%	12.24%
Allianz CCM Mid-Cap Fund Administrative Class	0.29%	4.05%	7.68%	9.28%	11.96%
Russell Midcap Growth Index	7.89%	10.64%	8.21%	8.61%	10.72%
Lipper Mid-Cap Core Fund Average	7.59%	12.22%	9.53%	10.18%	10.30%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*          Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	20.6%
Financial Services	14.6%
Consumer Discretionary	10.8%
Healthcare	9.7%
Energy	9.0%
Telecommunications	5.7%
Consumer Services	5.1%
Aerospace	3.9%
Other	19.9%
Cash & Equivalents — Net	0.7%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,004.20	$1,002.90	$1,021.68	$1,020.42
Expenses Paid During Period	$3.54	$4.80	$3.57	$4.84

For each class of the Fund, expenses are equal to the expense ratio for the class (0.70% for Institutional Class, 0.95% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  9

Allianz Global Investors Multi-Style Fund (formerly AMM Asset Allocation Fund)

Portfolio Insights

•

Allianz Global Investors Multi-Style Fund seeks long-term capital appreciation and current income by normally investing in a diversified portfolio of other Allianz and PIMCO Funds. Normally, approximately 60% of the Fund’s assets will be allocated among underlying stock funds and 40% among underlying bond funds.

• The performance of the Fund lagged its blended benchmark during the reporting period. This was primarily due to style selection, and to a lesser extent due to individual sub-fund performance.

•

Our decision to overweight equity markets and underweight bond markets was correct as equities outperformed bonds. However, our overweight position to U.S. growth stocks impaired performance as value stocks significantly outperformed growth stocks during this time period.

•

The PIMCO Total Return Fund continues to represent the vast majority of the fixed-income assets. This fund’s return over the reporting period slightly underperformed the Lehman Brothers Aggregate Bond Index. In contrast, our allocations to the PIMCO Emerging Markets Bond Fund positively impacted performance for the overall Fund.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (09/30/98)

Allianz Global Investors Multi-Style Fund Institutional Class	9.24%	12.13%	8.25%	—	7.91%
Russell 3000 Index	12.11%	15.74%	7.17%	—	6.65%
Lehman Brothers Aggregate Bond Index	5.09%	4.33%	5.06%	—	5.39%
48% Russell 3000 Index, 12% MSCI All Country World Index Ex-US, 40% LBAG Index	9.66%	12.34%	7.66%	—	6.95%
Lipper Mixed-Asset Target Allocation Moderate Fund Average	8.59%	11.08%	6.35%	—	5.67%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*          Cumulative return

Cumulative Returns Through December 31, 2006

Fund Allocation*

PIMCO Total Return	30.4%
NACM International	14.1%
PIMCO StocksPLUS®	13.5%
RCM Large-Cap Growth	8.8%
OCC Renaissance	6.8%
RCM Mid-Cap	6.6%
OCC Value	5.0%
OCC Opportunity	3.3%
Other	11.1%
Cash & Equivalents — Net	0.4%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

	Institutional Class	(5% return before expenses) Institutional Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,092.40	$1,024.70
Expenses Paid During Period	$0.53	$0.51

Expenses are equal to the expense ratio of 0.10% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund.

10  Allianz Funds

Allianz NFJ Dividend Value Fund

Portfolio Insights

•

NFJ Dividend Value Fund seeks current income with long-term growth of capital as a secondary objective, by investing at least 80% of its assets in common stocks that pay or are expected to pay dividends.

•

U.S. value stocks rallied in the period, as equity markets capped a fourth year of advances. Value-oriented stocks outperformed growth stocks and large cap stocks beat small and mid-caps for the period.

•

Stock selection among consumer staples companies were a positive for Fund performance. Shares of grocery company Supervalu rallied in the period. Over the past year, Supervalu acquired retail properties Albertson’s, Osco Drug and Sav-on. Total revenue and net sales more than doubled from 2005 to 2006.

•

Stock selection in the information technology sector benefited relative performance with holdings IBM and Seagate Technology both delivering solid gains. Both companies delivered solid earnings growth for the period.

•

In healthcare, pharmaceutical company Merck was boosted by a series of court decisions involving the company’s Vioxx drug therapy. The decisions seem to indicate the company’s legal strategy of fighting each and every case rather than negotiating a group settlement may be paying off.

•

Stock selection in energy detracted from returns, primarily as a result of not holding shares of Exxon Mobil. Rising share prices for the Texas oil company added $97 billion in value to shareholders’ balance sheets.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (05/08/00)

Allianz NFJ Dividend Value Fund Institutional Class	14.16%	24.64%	13.84%	—	14.15%
Allianz NFJ Dividend Value Fund Administrative Class	14.06%	24.25%	13.55%	—	13.86%
Russell 1000 Value Index	14.70%	22.21%	10.85%	—	8.31%
Lipper Equity Income Fund Average	12.44%	18.41%	8.61%	—	7.12%

†          The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*          Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	22.5%
Energy	15.2%
Consumer Staples	13.4%
Consumer Discretionary	8.4%
Healthcare	8.1%
Telecommunications	6.3%
Industrial	5.3%
Information Technology	4.2%
Other	7.6%
Cash & Equivalents — Net	9.0%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,141.60	$1,140.60	$1,021.78	$1,020.37
Expenses Paid During Period	$3.67	$5.18	$3.47	$4.89

For each class of the Fund, expenses are equal to the expense ratio for the class (0.68% for Institutional Class, 0.96% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  11

Allianz NFJ International Value Fund

Portfolio Insights

•

NFJ International Value Fund seeks long-term growth of capital and income by normally investing at least 65% of its assets in the common stocks of non-U.S. companies with market capitalizations of more than $1 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups.

•

Non-U.S. equity markets rallied in the second half of 2006, paced by returns from emerging markets. Mid and small cap stocks beat large caps and stocks in Japan and the United Kingdom lagged the international equity market. Australia, Spain and Germany outperformed. In the emerging markets, the outperforming countries were well distributed regionally.

•

In absolute terms, utilities companies delivered the highest returns for the fund. Relative the benchmark, investments in Japan, Brazil, Mexico, and South Korea offered the best performance in national markets. An overweight position in energy detracted from relative returns.

•

In Brazil, materials and energy holdings helped drive returns. Shares of paper manufacturer Votorantim Papel e Celulose rose as the company increased its pulp output. Iron ore producer Cia Vale Rio Doce and integrated gas company Petrobras both benefited relative results.

•

In South Korea, iron and steel maker Posco reported more than doubling its net profit on the year. Energy company and electrical generator Korea Electric Power also contributed positively to relative returns.

•	In the consumer discretionary sector, not holding a position in Japanese automaker Toyota weighed on the fund relative to the benchmarks.

•

The portfolio’s position in oil and gas company Petro-Canada detracted from relative returns. The company’s share price declined during the period as cash flow from current operations dropped with weaker natural gas prices and a six-month shutdown of Petro-Canada’s Terra Nova oil field off the coast of Newfoundland due to equipment failure.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/31/03)

Allianz NFJ International Value Fund Institutional Class	17.73%	30.72%	—	—	33.78%
MSCI AC World Index ex USA Net	15.46%	26.63%	—	—	27.72%
Lipper International Multi-Cap Value Fund Average	14.78%	26.12%	—	—	26.80%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*          Cumulative return

Cumulative Returns Through December 31, 2006

Country Allocation*

United Kingdom	13.3%
Brazil	11.4%
Canada	11.0%
South Korea (Republic of)	11.0%
China	8.6%
Netherlands	7.9%
Mexico	6.4%
Bermuda	4.3%
Other	23.3%
Cash & Equivalents — Net	2.8%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Institutional Class	Institutional Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,177.30	$1,019.81
Expenses Paid During Period	$5.87	$5.45

Expenses are equal to the expense ratio of 1.07% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

12  Allianz Funds

Allianz NFJ Large-Cap Value Fund

Portfolio Insights

•

NFJ Large-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in common stocks issued by large-cap companies with below-average P/E ratios relative to the market and their respective industry groups.

•

Large cap value stocks advanced steadily in the second half of 2006, capping a fourth year of advances for equities. Value-oriented stocks outperformed growth stocks and large caps beat small- and mid-cap stocks.

•

In utilities, TXU Corp., the largest power producer in Texas, dropped amid lower electricity prices and higher fuel costs in an environment where wholesale power prices on average dropped about 25 percent since peaking after Hurricanes Katrina and Rita in 2005.

•

Health care and financials contributed positively. Holdings in insurance companies Allstate and St. Paul Travelers benefited relative returns. Insurers enjoyed strong pricing power in 2006 justified by high levels of settlements from disasters in recent years Allstate posted strong earnings after passing the peak of the hurricane season unscathed a year after Katrina.

•

As fuel prices settled, investor enthusiasm cooled for the exploration, production and refining companies we hold, detracting from returns. Share prices for large integrated oil companies held up better in this environment and our lack of exposure to Exxon Mobil or Chevron detracted from performance. Among industrials, Masco Corp., the maker of Delta faucets and KraftMaid cabinets said profit fell because it couldn’t pass on higher raw-material and fuel prices to customers quickly enough.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (05/08/00)

Allianz NFJ Large-Cap Value Fund Institutional Class	11.64%	21.29%	12.89%	—	12.95%
Allianz NFJ Large-Cap Value Fund Administrative Class	11.53%	21.03%	12.63%	—	12.68%
Russell Top 200 Value Index	15.65%	23.00%	8.66%	—	5.58%
Lipper Large-Cap Value Fund Average	12.77%	18.00%	7.88%	—	6.46%

†	The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*          Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	31.0%
Energy	15.0%
Consumer Discretionary	11.8%
Industrial	9.3%
Materials & Processing	8.1%
Consumer Staples	6.7%
Healthcare	5.9%
Telecommunications	4.9%
Other	3.0%
Cash & Equivalents — Net	4.3%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,116.40	$1,115.30	$1,021.58	$1,011.61
Expenses Paid During Period	$3.84	$3.22	$3.67	$3.07

For each class of the Fund, expenses are equal to the expense ratio for the class (0.72% for Institutional Class, 1.04% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for the Institutional Shares and 104/365 (to reflect the period since the Administrative Shares commenced operation on 09/18/06) for the Administrative Shares. ** Administrative shares have a Beginning Account Value date of 09/18/06.

Semiannual Report | December 31, 2006  13

Allianz NFJ Mid-Cap Value Fund

Portfolio Insights

•

NFJ Mid-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in common stocks and other equity securities of companies in the bottom 800 of the 1,000 largest North American companies traded on U.S. securities markets.

•

Mid-cap value stocks rallied in the waning months as investors propelled stocks to solid gains during the period. Large cap stocks outperformed in the opening months of the period before market leadership shifted to mid-caps. Value outperformed growth throughout the period.

•	In the materials sector, International Flavor and Fragrances delivered strong returns despite an environment of mergers and acquisitions among competitors.

•	Consumer stocks performed well for the portfolio. Shares of national grocery company Supervalu rallied. Supervalu’s earnings were reported as higher than originally anticipated.

•

In technology, shares of Seagate Technology soared as the world’s No.1 maker of hard-disk drives delivered solid returns despite lowered earnings estimates. Shares of computer distributor CDW Corp helped boost returns as the company’s average daily sales increased during the period.

•

Energy exposure detracted from fund performance as investors moved away from the exploration and production companies we favor. Our position in Anadarko Petroleum declined as the company announced the sale of some onshore Louisiana natural gas fields in an effort to reduce debt.

•

Healthcare stocks also hurt relative returns in the period. Our position in Omnicare Inc., provider of geriatric pharmaceutical services, detracted from portfolio performance. The company paid a $49.5 million settlement during the period over allegations about dosage switches for generic Zantac and two other drugs.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/21/06)

Allianz NFJ Mid-Cap Value Fund Institutional Class	—	—	—	—	8.68%
Russell Midcap Value Index	—	—	—	—	9.88%
Lipper Mid-Cap Value Fund Average	—	—	—	—	9.74%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*          Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	23.0%
Energy	11.2%
Consumer Discretionary	9.7%
Utilities	9.1%
Industrial	9.1%
Materials & Processing	6.9%
Consumer Staples	6.8%
Healthcare	5.2%
Other	6.8%
Cash & Equivalents — Net	12.2%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Institutional Class	Institutional Class

Beginning Account Value (08/21/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,086.80	$1,014.84
Expenses Paid During Period	$3.24	$3.13

Expenses are equal to the expense ratio of 0.86% for Institutional Class, multiplied by the average account value over the period, multiplied by 132/365 (to reflect the period since the shares commenced operation on 8/21/06).

14  Allianz Funds

Allianz NFJ Small-Cap Value Fund

Portfolio Insights

•

NFJ Small-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in the common stocks of companies with market capitalizations of between $100 million and $3.5 billion at the time of investment. The Fund invests primarily in dividend-paying stocks with below-average P/E ratios relative to the market and their respective industry groups.

•

Small cap value stocks rallied in the second half of the year. Large cap stocks outperformed during the period, especially in the opening months of the period. However, market leadership shifted as small and mid-cap stocks gained momentum. Value outperformed growth throughout the period.

•	Underweighting and stock selection decisions in the financials sector contributed positively to performance. The fund’s position in Nationwide Health boosted returns.

•

Utilities and materials stocks also contributed positively. Shares of Alabama oil and natural gas company Energen Corp advanced on recognition and acceptance of its extraction methods to remove natural gas from coal beds.

•

Stock selection decisions in the industrials sector was the most significant detractor from relative returns. Positions in trucking company Arkansas Best and manufacturing supply company Albany International were among the holdings that underperformed.

•

The Fund’s underweight in telecommunications weighed on relative returns. The Fund did not hold optical communications company Broadwing, which advanced on news that Level 3 Communications Inc. was buying it and its 19,000 miles of urban-based fiber optic cable.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (10/01/91)

Allianz NFJ Small-Cap Value Fund Institutional Class	9.09%	19.03%	17.05%	13.84%	14.70%
Allianz NFJ Small-Cap Value Fund Administrative Class	8.96%	18.72%	16.50%	13.43%	14.33%
Russell 2000 Value Index	11.81%	23.48%	15.37%	13.27%	15.18%
Lipper Small-Cap Value Fund Average	8.75%	16.57%	13.66%	12.05%	13.41%

†	The Fund began operations on 10/01/91. Index comparisons began on 09/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Industrial	23.0%
Financial Services	18.6%
Utilities	11.0%
Materials & Processing	10.9%
Energy	10.9%
Consumer Discretionary	7.7%
Consumer Staples	7.5%
Healthcare	3.0%
Other	1.5%
Cash & Equivalents — Net	5.9%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,090.90	$1,089.60	$1,020.97	$1,019.71
Expenses Paid During Period	$4.43	$5.74	$4.28	$5.55

For each class of the Fund, expenses are equal to the expense ratio for the class (0.84% for Institutional Class, 1.09% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  15

Allianz OCC Core Equity Fund

Portfolio Insights

•

OCC Core Equity Fund seeks long-term capital appreciation by investing mainly in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace. The Fund invests primarily in companies with market capitalizations of greater than $5 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. All sectors participated in the advance. The Russell 1000 Value Index outperformed both the Standard & Poor’s 500 Index and the Russell 1000 Growth Index. Small cap and mid-cap stocks outperformed large cap stocks.

•

Stock selection in the technology sector helped relative performance. Apple Computer extended its gains since July on favorable business prospects. Cisco Systems also advanced on strong revenue growth and positive sales growth forecasts for 2007, both of which exceeded analyst expectations. Heavy acquisition activity boosted Cisco as well as EMC Corp., whose stock reacted positively to a new executive appointment.

•

The Fund’s relative performance was hindered by stock selection in the energy sector. Arch Coal fell on concerns about supply disruption, and both Arch and Peabody Energy fell on market concerns about falling coal and natural gas prices due to warmer-than-usual weather in the Northeast.

•

Performance was also hurt by unfavorable stock selection in health care. In particular, Sanofi-Aventis declined on news that a Canadian drug maker was shipping a generic competitor to Sanofi’s best-selling Plavix blood thinner.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/05)

Allianz OCC Core Equity Fund Institutional Class	11.74%	15.46%	—	—	12.82%
S&P 500 Index	12.75%	15.79%	—	—	13.13%
Lipper Multi-Cap Core Fund Average	10.53%	13.43%	—	—	12.76%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	21.6%
Technology	21.1%
Healthcare	15.5%
Energy	12.4%
Consumer Discretionary	8.4%
Capital Goods	3.8%
Telecommunications	3.3%
Aerospace	2.1%
Other	6.7%
Cash & Equivalents — Net	5.1%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Institutional Class	Institutional Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,117.40	$1,021.58
Expenses Paid During Period	$3.84	$3.67

For each class of the Fund, expenses are equal to the expense ratio for the class (0.72% for Institutional Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

16  Allianz Funds

Allianz OCC Equity Premium Strategy Fund (formerly PEA Equity Premium Strategy Fund)

Portfolio Insights

•

OCC Equity Premium Strategy Fund seeks long-term growth of capital and current income by normally investing at least 65% of its assets in stocks of companies with market capitalizations of greater than $5 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. The S&P 500 was up almost 13% during the second half of the year, continuing the bounce that began very late in the second quarter. All sectors participated in the advance. The Russell 1000 Value Index outperformed both the S&P 500 Index and the Russell 1000 Growth Index.

•

Within the option strategy, as of December 31, 2006, approximately 60% of the portfolio was covered. The current average duration of the options trades is 58 days. Most of the Fund’s option positions expired out of the money.

•

Within the stock portfolio, the Fund’s relative performance was helped by strong stock selection in the technology sector. Cisco Systems advanced on strong revenue growth and positive sales growth forecasts for 2007 that exceeded Street analysts’ expectations. Apple Computer extended its gains on favorable business prospects.

•	Strong stock selection in materials also aided relative performance. Phelps Dodge received a $25 billion bid from Freeport-McMoRan, which is trying to boost its copper reserves.

•

Stock selection was disappointing in the energy sector. Arch Coal fell on concerns about supply disruption, and both Arch and Peabody Energy fell on market concerns about falling coal and natural gas prices.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/28/94)

Allianz OCC Equity Premium Strategy Fund Institutional Class	13.38%	17.70%	6.38%	10.93%	13.04%
Allianz OCC Equity Premium Strategy Fund Administrative Class	13.33%	17.52%	6.10%	10.64%	12.75%
S&P 500 Index	12.75%	15.79%	6.19%	8.42%	11.76%
Lipper Large-Cap Core Fund Average	11.68%	13.52%	4.83%	6.86%	10.07%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	18.1%
Energy	16.5%
Technology	15.2%
Healthcare	11.2%
Materials & Processing	5.2%
Capital Goods	4.0%
Transportation	3.8%
Consumer Staples	3.6%
Other	10.1%
Cash & Equivalents — Net	12.3%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,133.80	$1,133.30	$1,020.67	$1,019.41
Expenses Paid During Period	$4.84	$6.18	$4.58	$5.85

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Institutional Class, 1.15% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  17

Allianz OCC Growth Fund (formerly PEA Growth Fund)

Portfolio Insights

•

OCC Growth Fund seeks long-term growth of capital by normally investing at least 65% of its assets in common stocks of growth companies with market capitalizations of at least $5 billion. The Fund will normally invest in stocks that the portfolio managers consider to have above-average growth prospects (relative to companies in the same industry or the market as a whole).

•

The stock market rose sharply during the quarter, fueled by higher corporate earnings, slower and more sustainable economic growth, marginally lower core inflation, and the Federal Reserve’s decision to keep short-term interest rates at 5.25%.

•

Relative returns were boosted by strong stock selection in industrials, where the Fund’s sector performance significantly outperformed the Russell 1000 Growth Index’s industrial holdings. In particular, the Fund benefited from its investment in metal manufacturer Precision Castparts.

•

Performance was also helped by our stock selection in the technology sector. Apple Computer, the portfolio’s largest holding, was the top contributor during the last six months of 2006. Internet equipment provider Cisco Systems also helped lift the technology sector as the company advanced on news of record financial results and a positive business outlook.

•

Detracting from performance was the Fund’s exposure to the energy sector, where many stocks declined as oil prices retreated from their mid-August highs. Stock selection in the consumer discretionary sector also hurt performance. In particular, Federated Department Stores and Best Buy were detractors.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (02/24/84)

Allianz OCC Growth Fund Institutional Class	12.73%	15.34%	3.71%	6.05%	12.36%
Allianz OCC Growth Fund Administrative Class	12.57%	15.07%	3.44%	5.75%	12.06%
Russell 1000 Growth Index	10.11%	9.09%	2.70%	5.45%	11.50%
Lipper Large-Cap Growth Fund Average	8.05%	5.61%	2.15%	5.55%	10.48%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Healthcare	21.5%
Technology	18.7%
Financial Services	12.3%
Consumer Staples	8.3%
Energy	7.0%
Consumer Discretionary	6.9%
Telecommunications	5.8%
Capital Services	5.2%
Other	11.6%
Cash & Equivalents — Net	2.7%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,127.30	$1,125.70	$1,021.32	$1,020.06
Expenses Paid During Period	$4.13	$5.47	$3.92	$5.19

For each class of the Fund, expenses are equal to the expense ratio for the class (0.77% for Institutional Class, 1.02% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

18  Allianz Funds

Allianz OCC International Equity Fund

Portfolio Insights

•	Allianz OCC International Equity Fund seeks long term capital appreciation by investing in non-U.S. and international stocks selling at a discount to their intrinsic value.

•

International stocks were robust for a fourth consecutive year, advancing sharply in the second half of 2006 as global industry consolidation sent many sectors higher. Economic growth has slowed to a more sustainable pace in most developed markets while inflation has been relatively tame.

•

The Fund’s stock selection in energy helped the portfolio during the trailing six months. In particular, the sector was buoyed by Brazilian integrated oil and gas producer Petro-Bras, which benefited from rising energy costs and expectations of a cold winter in the U.S.

•

The Fund’s stock selection in materials also lifted returns as many of our holdings benefited from global industry consolidation. In addition, Austrian specialty steelmaker Boehler-Uddeholm advanced on steady steel demand in Europe and Asia, and French cement-maker Lafarge rose in response to higher cement prices and a U.S. non-residential construction boom.

•

Stock selection in technology and health care boosted performance as well. For example, among our technology holdings, the Fund benefited from its investment in British software developer Sage Group, and among our health care stocks, relative returns were bolstered by the Fund’s investment in German pharmaceutical company Merck KGaA.

•

Relative returns were offset by the Fund’s stock selection among consumer discretionary stocks and financials. In particular, the Fund was adversely affected by its investment in Japanese videogame designer and slot machine maker Sega Sammy Holdings, which cut its full-year sales forecast. The Fund was also hurt by its investment in Japanese banks, namely Mitsubishi UFJ Financial Group, Higo Bank and Shizuoka Bank.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (07/05/06)

Allianz OCC International Equity Fund Institutional Class	—	—	—	—	13.34%
MSCI EAFE Index Net	—	—	—	—	14.69%
Lipper International Multi-Cap Value Fund Average	—	—	—	—	14.78%

†	The Fund began operations on 07/05/06. Index comparisons began on 06/30/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Country Allocation*

Japan	20.6%
France	17.7%
United Kingdom	13.7%
Germany	10.9%
Switzerland	7.3%
Sweden	6.8%
Italy	5.3%
Norway	3.8%
Other	12.6%
Cash & Equivalents — Net	1.3%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

	Institutional Class	(5% return before expenses) Institutional Class

Beginning Account Value (07/05/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,133.40	$1,019.28
Expenses Paid During Period	$5.73	$5.43

Expenses are equal to the expense ratio of 1.09% for Institutional Class, multiplied by the average account value over the period, multiplied by 132/365 (to reflect the period since the Fund commenced operation on 7/5/06).

Semiannual Report | December 31, 2006  19

Allianz OCC Opportunity Fund (formerly PEA Opportunity Fund)

Portfolio Insights

•

OCC Opportunity Fund seeks capital appreciation without consideration for income by normally investing at least 65% of its assets in common stocks of growth companies with market capitalizations of less than $2 billion.

•

Small caps led the market higher, exceeding the returns of large and mid-cap issues as continued industry consolidation lifted many sectors higher. The market was fueled by higher corporate earnings, slower, more sustainable economic growth, lower core inflation, and the Federal Reserve’s decision to maintain short-term interest rates at 5.25%.

•

The Fund’s stock selection in health care provided the largest source of positive alpha during the trailing six months. The sector was buoyed by pharmaceutical company Pozen, which, with GlaxoSmithKline, is developing a drug, Trexima, for treating migraine pain. Pharmaceuticals firm Connetics helped the Fund’s relative returns, rising sharply on its acquisition in December by Stiefel Laboratories.

•	Stock selection in financials helped relative performance. The Fund benefited from its investment in mortgage-related services provider Clayton Holdings.

•	The Fund’s technology holdings were positive for performance. Information technology services provider Kanbay International rose on news of its being acquired by consulting firm Capgemini.

•

Relative returns were hurt by the Fund’s stock selection within consumer staples, where specialty foods company SunOpta detracted from performance. Performance was also hurt by the Fund’s lack of exposure to the materials sector, the second-best performer in the Russell 2000 Growth Index for the trailing six months.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (02/24/84)

Allianz OCC Opportunity Fund Institutional Class	11.00%	19.07%	10.00%	6.51%	14.36%
Allianz OCC Opportunity Fund Administrative Class	10.82%	18.76%	9.73%	6.30%	14.10%
Russell 2000 Growth Index	6.86%	13.35%	6.93%	4.88%	7.99%
Lipper Small-Cap Growth Fund Average	5.21%	10.30%	5.91%	8.17%	10.02%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	25.3%
Healthcare	21.7%
Consumer Services	14.6%
Energy	7.9%
Consumer Discretionary	5.3%
Transportation	4.9%
Financial Services	4.8%
Commercial Products	3.1%
Other	10.8%
Cash & Equivalents — Net	1.6%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,110.00	$1,108.20	$1,020.52	$1,019.41
Expenses Paid During Period	$4.95	$6.11	$4.74	$5.85

For each class of the Fund, expenses are equal to the expense ratio for the class (0.93% for Institutional Class, 1.15% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

20  Allianz Funds

Allianz OCC Renaissance Fund

Portfolio Insights

•

OCC Renaissance Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with market capitalizations from typically $1 billion to $10 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. Almost all sectors participated in the advance, while the energy sector trailed. The Russell 1000 Value Index outperformed both the Standard & Poor’s 500 Index and the Russell 1000 Growth Index.

•

Performance was helped during the reporting period by strong stock selection in the consumer discretionary sector. TJX Cos. reported higher third-quarter earnings, beating Street estimates and increasing its fourth-quarter guidance. In addition, the company has implemented improvements in cost management and merchandising.

•

Disappointing stock selection in the financial sector detracted from fund performance. One example was Conseco, which experienced continued earnings challenges in long-term care and a delay in an expected ratings upgrade. Another example was CIT Group, which declined when quarterly expenses grew faster than revenues. In addition, the stock was hurt by market concerns about deterioration in credit quality.

•	Performance was also hurt by sector allocation and stock selection within the utilities sector. Two relative detractors include Entergy Corp and American Electric.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/18/88)

Allianz OCC Renaissance Fund Institutional Class	11.46%	12.42%	8.28%	15.24%	14.16%
Allianz OCC Renaissance Fund Administrative Class	11.31%	12.18%	8.11%	15.04%	13.92%
Russell Midcap Value Index	12.32%	20.21%	15.88%	13.64%	14.44%
Lipper Multi-Cap Core Fund Average	10.53%	13.43%	6.61%	8.59%	11.25%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	30.4%
Utilities	9.6%
Consumer Discretionary	8.0%
Consumer Services	7.5%
Healthcare	7.5%
Technology	6.8%
Energy	6.3%
Aerospace	6.1%
Other	17.0%
Cash & Equivalents — Net	0.8%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,114.60	$1,113.10	$1,020.92	$1,019.66
Expenses Paid During Period	$4.53	$5.86	$4.33	$5.60

For each class of the Fund, expenses are equal to the expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  21

Allianz OCC Target Fund (formerly PEA Target Fund)

Portfolio Insights

•

OCC Target Fund seeks capital appreciation by normally investing at least 65% of its assets in common stocks of growth companies with market capitalizations between $1 billion and $10 billion at the time of investment.

•

Stocks of mid-sized companies rose in the third and forth quarters; fueled by higher corporate earnings, slower and more sustainable economic growth, marginally lower core inflation, and the Federal Reserve’s decision to keep short-term interest rates at 5.25%.

•

The Fund’s stock selection in health care was a strong positive for performance. Biopharmaceutical company Myogen advanced on news of its acquisition by Gilead Sciences. Specialty pharmaceutical company New River Pharmaceuticals also contributed due to a positive determination by the FDA on the its drug for treating ADHD.

•

The Fund’s relative returns were boosted by strong stock selection in industrials, where our sector performance outperformed the Russell Midcap Growth Index’s industrial holdings. The Fund benefited from its investment in metal manufacturer Precision Castparts.

•	Stock selection in financials also helped relative performance. The Fund benefited from its investment in Intercontinental Exchange, which operates online trading markets for energy futures contracts.

•

Relative returns were hurt by the Fund’s stock selection within technology. Networking software developer Citrix detracted from performance when third-quarter revenues fell short of expectations. Investment Technology Group curtailed the Fund’s outperformance during the trailing six months.

•

Performance was also hurt by the Fund’s stock selection within energy, where our holdings declined as oil prices retreated from their mid-August highs. Complete Production Services and Aventine Renewable Energy Holdings were detractors.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/17/92)

Allianz OCC Target Fund Institutional Class	12.05%	14.79%	6.22%	9.92%	12.62%
Allianz OCC Target Fund Administrative Class	11.94%	14.51%	5.98%	9.77%	12.43%
Russell Midcap Growth Index	7.89%	10.64%	8.21%	8.61%	10.24%
Lipper Mid-Cap Growth Fund Average	5.46%	8.54%	5.88%	7.52%	9.59%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	25.4%
Healthcare	19.2%
Financial Services	11.7%
Consumer Services	9.9%
Consumer Discretionary	7.9%
Energy	5.3%
Capital Goods	4.8%
Communications	4.3%
Other	11.1%
Cash & Equivalents — Net	0.4%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,120.50	$1,119.40	$1,021.02	$1,019.76
Expenses Paid During Period	$4.44	$5.77	$4.23	$5.50

For each class of the Fund, expenses are equal to the expense ratio for the class (0.83% for Institutional Class, 1.08% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

22  Allianz Funds

Allianz OCC Value Fund

Portfolio Insights

•

OCC Value Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with market capitalizations of more than $5 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. Almost all sectors participated in the advance, while the energy sector trailed. The Russell 1000 Value Index outperformed both the Standard & Poor’s 500 Index and the Russell 1000 Growth Index for the six month period. Small cap and mid-cap stocks outperformed large cap stocks.

•

The Fund’s relative outperformance was due in part to strong stock selection in the financial sector. The Fund saw particular strength in insurance stocks, namely MBIA, Hartford Financial Services and AIG. In addition, brokerage firms performed well. Merrill Lynch and Morgan Stanley were among the top performing stocks in the financial services sector.

•

Relative performance was also helped by strong selection in the energy sector. ConocoPhillips was one of the top contributors overall, rising 23% during the reporting period as it moved towards what we consider a more reasonable valuation.

•

Stock selection in the health care sector was a detractor from relative performance. For example, Sanofi-Aventis declined on news that a Canadian drug maker was shipping a generic competitor to Sanofi’s best-selling Plavix blood thinner.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)

Allianz OCC Value Fund Institutional Class	18.05%	21.06%	9.80%	13.37%	14.33%
Allianz OCC Value Fund Administrative Class	17.87%	20.70%	9.51%	13.07%	14.03%
Russell 1000 Value Index	14.70%	22.21%	10.85%	11.00%	13.05%
Lipper Large-Cap Value Fund Average	12.77%	18.00%	7.88%	8.42%	11.03%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	36.7%
Energy	16.7%
Healthcare	9.7%
Telecommunications	7.2%
Utilities	5.0%
Building/Construction	5.0%
Consumer Services	4.3%
Capital Goods	4.2%
Other	10.5%
Cash & Equivalents — Net	0.7%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,180.50	$1,178.70	$1,021.63	$1,020.37
Expenses Paid During Period	$3.90	$5.27	$3.62	$4.89

For each class of the Fund, expenses are equal to the expense ratio for the class (0.71% for Institutional Class, 0.96% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  23

Schedule of Investments
 Allianz Global Investors Multi-Style Fund (a)
December 31, 2006 (unaudited)

	Shares	Value (000s)

ALLIANZ FUNDS (b)—50.2%
CCM Capital Appreciation	122,967	$2,430
CCM Mid-Cap	82,500	2,128
NACM International	1,846,243	44,421
NFJ Small-Cap Value	264,754	8,536
OCC Growth (d)	78,101	1,826
OCC Opportunity	439,959	10,431
OCC Renaissance	991,510	21,367
OCC Target (d)	122,355	2,764
OCC Value	883,606	15,887
RCM Large-Cap Growth	1,945,363	27,780
RCM Mid-Cap	7,801,708	20,674

Total Allianz Funds (cost—$126,507)		158,244

PIMCO FUNDS (c)—49.4%
Emerging Markets Bond	101,671	1,124
Foreign Bond (U.S. Dollar-Hedged)	322,419	3,282
High Yield	696,593	6,889
Short-Term	623,818	6,213
StocksPLUS	3,826,542	42,589
Total Return	9,234,192	95,851

Total PIMCO Funds (cost—$151,389)		155,948

Total Investments (cost—$277,896)—99.6%		314,192

Other assets less liabilities—0.4%		1,213

Net Assets—100.0%		$315,405

Notes to Schedule of Investments:

(a) Affiliated fund.

(b) Institutional Class shares of each Allianz fund.

(c) Institutional Class shares of each PIMCO fund.

(d) Non-income producing.

24  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
CCM Capital Appreciation Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—96.5%

Aerospace—3.8%
Boeing Co. (b)	224,850	$19,976
General Dynamics Corp.	293,560	21,826
Lockheed Martin Corp.	197,070	18,144

		59,946

Building/Construction—1.5%
Jacobs Engineering Group, Inc. (a)	282,060	22,999

Capital Goods—2.7%
Cooper Industries Ltd., Class A	235,830	21,326
Textron, Inc.	225,270	21,124

		42,450

Communications—1.3%
Omnicom Group, Inc. (b)	192,170	20,089

Consumer Discretionary—7.3%
Harley-Davidson, Inc.	255,650	18,016
International Game Technology (b)	530,790	24,522
J.C. Penney Co., Inc. (b)	233,250	18,044
Kohl’s Corp. (a)	284,620	19,477
McDonald’s Corp.	452,910	20,078
Nordstrom, Inc. (b)	318,890	15,734

		115,871

Consumer Services—3.6%
Marriott International, Inc., Class A (b)	383,270	18,290
McGraw-Hill Cos., Inc.	282,270	19,200
McKesson Corp.	371,970	18,859

		56,349

Consumer Staples—2.8%
Loews Corp. - Carolina Group	366,780	23,738
Safeway, Inc. (b)	603,790	20,867

		44,605

Energy—7.2%
Anadarko Petroleum Corp.	398,220	17,331
ENSCO International, Inc.	366,670	18,356
Halliburton Co. (b)	646,160	20,063
Marathon Oil Corp.	214,250	19,818
Noble Corp. (b)	245,810	18,718
Schlumberger Ltd. (b)	308,830	19,506

		113,792

Financial Services—19.0%
ACE Ltd.	272,550	16,508
Allstate Corp.	247,640	16,124
American Express Co.	320,420	19,440
American International Group, Inc.	281,000	20,136
Bank of America Corp.	345,490	18,446
Chubb Corp.	305,080	16,142
Charles Schwab Corp.	974,220	18,841
Goldman Sachs Group, Inc.	95,770	19,092
JP Morgan Chase & Co.	399,480	19,295
Lehman Brothers Holdings, Inc.	245,500	19,178
Merrill Lynch & Co., Inc.	218,300	20,324
Morgan Stanley	265,170	21,593
Progressive Corp.	803,260	19,455
ProLogis Group, Inc., REIT	295,110	17,934
Prudential Financial, Inc. (b)	234,760	20,156
St. Paul Travelers Cos., Inc.	305,080	16,380

		299,044

	Shares	Value (000s)

Healthcare—12.3%
Aetna, Inc.	450,190	$19,439
Amgen, Inc. (a)(b)	304,260	20,784
Baxter International, Inc.	406,820	18,872
Becton Dickinson & Co.	293,810	20,611
Biogen Idec, Inc. (a)	396,860	19,522
Forest Laboratories, Inc. (a)	379,010	19,178
Genentech, Inc. (a)(b)	215,030	17,445
Johnson & Johnson	275,000	18,156
Merck & Co., Inc. (b)	401,520	17,506
Schering-Plough Corp.	977,550	23,109

		194,622

Hotels/Gaming—1.1%
Starwood Hotels & Resorts Worldwide, Inc.	285,460	17,841

Materials & Processing—2.6%
Freeport-McMoran Copper & Gold, Inc., Class B (b)	379,350	21,141
Precision Castparts Corp.	260,740	20,411

		41,552

Multi-Media—1.3%
Walt Disney Co. (b)	606,650	20,790

Technology—24.7%
American Tower Corp. (a)	494,360	18,430
Apple Computer, Inc. (a)	233,360	19,798
Applied Materials, Inc.	1,033,230	19,063
BMC Software, Inc. (a)	642,900	20,701
Cisco Systems, Inc. (a)	1,210,900	33,094
Comcast Corp., Class A (a)(b)	678,750	28,731
Corning, Inc. (a)	1,090,510	20,403
Dell, Inc. (a)	703,350	17,647
DIRECTV Group, Inc. (a)	800,570	19,966
Electronic Data Systems Corp.	711,320	19,597
Emerson Electric Co.	468,760	20,668
Hewlett-Packard Co.	418,960	17,257
InterActiveCorp (a)	521,600	19,383
International Business Machines Corp.	212,750	20,669
Lam Research Corp. (a)	338,190	17,119
MEMC Electronic Materials, Inc. (a)	494,700	19,363
Microsoft Corp.	661,400	19,749
NVIDIA Corp. (a)	519,970	19,244
Sun Microsystems, Inc. (a)	3,498,240	18,961

		389,843

Telecommunications—1.5%
AT&T, Inc. (b)	655,810	23,445

Utilities—2.5%
FirstEnergy Corp.	325,930	19,653
FPL Group, Inc.	357,770	19,470

		39,123

Waste Disposal—1.3%
Waste Management, Inc.	550,460	20,240

Total Common Stock (cost—$1,392,579)		1,522,601

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—16.3%

Collateral Invested for Securities on Loan (d)—12.8%
Allianz Dresdner Daily Asset Fund (e)	11,133,890	$11,134

	Principal Amount (000s)

Altius I Funding Corp., 5.348% due 1/12/07 (c)	$10,000	9,979
Bank of America N.A.,
5.363% due 6/19/07, FRN (c)	10,000	10,000
5.363% due 11/8/07, FRN (c)	20,000	20,000
5.383% due 1/2/07	19,000	19,000
Bear Stearns Cos., Inc., 5.433% due 1/2/07	10,000	10,000
Credit Suisse First Boston, 5.394% due 1/12/07, FRN	5,000	4,999
G Street Finance Corp., 5.333% due 1/24/07	11,000	10,958
Giro Funding U.S. Corp., 5.319% due 2/5/07 (c)	10,000	9,944
Goldman Sachs Group L.P., 5.443% due 12/18/07 (c)	5,000	5,000
HSH Nordbank AG, 5.36% due 11/21/07, FRN (c)	10,000	10,000
KKR Atlantic Funding Trust, 5.348% due 1/3/07 (c)	5,000	4,996
Merrill Lynch & Co., 5.336% due 7/27/07, FRN	5,000	5,000
Morgan Stanley,
5.372% due 4/5/07	5,000	5,000
5.38% due 2/2/07, FRN	3,000	3,000
Natexis Banques Populaires, 5.348% due 3/7/07, FRN	3,000	3,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.33% due 2/22/07	10,000	10,000
5.34% due 5/30/07	10,000	9,999
Sigma Finance, Inc., FRN (c),
5.363% due 4/16/07	5,000	5,000
5.367% due 12/6/07	10,000	10,000
5.368% due 6/20/07	15,000	15,000
Societe Generale, 5.25% due 1/2/07	4,005	4,005
Toyota Motor Credit Corp., 5.304% due 8/17/07, FRN	5,000	4,999

		203,013

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  25

Schedule of Investments  (cont.)
CCM Capital Appreciation Fund
December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—3.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $54,659; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $55,726 including accrued interest cost (cost—$54,629)	$54,629	$54,629

Total Short-Term Investments (cost—$257,527)		257,642

Total Investments (cost—$1,650,106)—112.8%		1,780,243

Liabilities in excess of other assets—(12.8)%		(201,357)

Net Assets—100.0%		$1,578,886

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $197,090; cash collateral of $202,480 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

26  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
 CCM Emerging Companies Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—102.1%

Aerospace—1.0%
Heico Corp. (b)	148,403	$5,762

Capital Goods—4.7%
Gerber Scientific, Inc. (a)	547,570	6,877
Middleby Corp. (a)(b)	56,260	5,889
Reddy Ice Holdings, Inc. (b)	251,820	6,502
Tennant Co.	239,540	6,947

		26,215

Consumer Discretionary—13.0%
Boston Beer Co., Inc. (a)	40,600	1,461
Buffalo Wild Wings, Inc. (a)(b)	133,650	7,110
Deckers Outdoor Corp. (a)(b)	107,080	6,419
First Cash Financial Services, Inc. (a)	263,280	6,811
Houston Wire & Cable Co. (a)(b)	304,910	6,373
Iconix Brand Group, Inc. (a)	546,930	10,605
Maidenform Brands, Inc. (a)	390,160	7,070
Restoration Hardware, Inc. (a)(b)	704,450	5,995
Steven Madden Ltd.	194,400	6,821
Topps Co., Inc.	653,030	5,812
Universal Electronics, Inc. (a)	135,440	2,847
Wet Seal, Inc. (a)(b)	865,030	5,770

		73,094

Consumer Services—7.3%
Central Parking Corp. (b)	44,740	805
Comfort Systems USA, Inc.	477,120	6,031
Geo Group, Inc. (a)	182,170	6,835
ICT Group, Inc. (a)	197,700	6,245
Lodgian, Inc. (a)	221,200	3,008
Team, Inc. (a)	169,955	5,920
TeleTech Holdings, Inc. (a)	275,050	6,568
Town Sports International Holdings, Inc. (a)	352,390	5,808

		41,220

Consumer Staples—5.8%
Elizabeth Arden, Inc. (a)	324,450	6,181
Green Mountain Coffee Roasters, Inc. (a)(b)	123,450	6,077
J&J Snack Foods Corp.	150,510	6,231
Prestige Brands Holdings, Inc. (a)	549,120	7,150
Spartan Stores, Inc.	336,130	7,035

		32,674

Energy—5.8%
Allis-Chalmers Energy, Inc. (a)(b)	243,620	5,613
Alon USA Energy, Inc.	104,180	2,741
Exploration Co. of Delaware, Inc. (a)	472,450	6,303
Hercules Offshore, Inc. (a)(b)	225,300	6,511
Hornbeck Offshore Services, Inc. (a)	152,280	5,436
Matrix Service Co. (a)(b)	362,150	5,831

		32,435

	Shares	Value (000s)

Financial Services—12.2%
Ameris Bancorp (b)	228,660	$6,444
Asta Funding, Inc. (b)	251,940	7,669
Banner Corp.	135,151	5,993
EMC Insurance Group, Inc.	166,100	5,667
FBL Financial Group, Inc.	163,150	6,376
GFI Group, Inc. (a)	94,690	5,895
Greenhill & Co., Inc. (b)	82,500	6,089
Integra Bank Corp.	165,200	4,546
James River Group, Inc. (a)	201,860	6,524
Meadowbrook Insurance Group, Inc. (a)	640,760	6,337
Penson Worldwide, Inc. (a)	250,980	6,879

		68,419

Healthcare—13.1%
Conceptus, Inc. (a)	348,150	7,412
Enzon Pharmaceuticals, Inc. (a)(b)	705,160	6,001
Genomic Health, Inc. (a)(b)	285,340	5,307
ICU Medical, Inc. (a)	131,180	5,336
LHC Group, Inc. (a)	258,192	7,361
Medical Action Industries, Inc. (a)	209,710	6,761
Natus Medical, Inc. (a)(b)	429,750	7,138
Noven Pharmaceuticals, Inc. (a)	285,690	7,271
Trimeris, Inc. (a)(b)	513,390	6,525
Visicu, Inc. (a)	633,270	7,093
Volcano Corp. (a)	436,640	7,157

		73,362

Information Technology—1.1%
Landauer, Inc.	116,800	6,129

Materials & Processing—5.0%
Brush Engineered Materials, Inc. (a)	173,560	5,861
CIRCOR International, Inc.	185,110	6,810
Ladish Co., Inc. (a)	212,630	7,885
Terra Industries, Inc. (a)(b)	603,360	7,228

		27,784

Multi-Media—1.2%
Lodgenet Entertainment Corp. (a)	276,810	6,929

Real Estate Investment Trust—2.4%
LTC Properties, Inc.	222,350	6,072
Winston Hotels, Inc.	572,660	7,588

		13,660

Technology—20.0%
24/7 Real Media, Inc. (a)	784,130	7,096
Actel Corp. (a)	320,700	5,824
Aspen Technology, Inc. (a)(b)	863,910	9,520
Blackbaud, Inc.	250,870	6,523
Cogent Communications Group, Inc. (a)	388,470	6,301
i2 Technologies, Inc. (a)(b)	224,880	5,132
Infocrossing, Inc. (a)(b)	409,780	6,679
Interwoven, Inc. (a)	555,040	8,142
Knot, Inc. (a)	112,020	2,939
Netscout Systems, Inc. (a)	574,780	4,771
Omnicell, Inc. (a)	330,030	6,149

	Shares	Value (000s)

Phase Forward, Inc. (a)	526,440	$7,886
PLX Technology, Inc. (a)	370,150	4,827
Radiant Systems, Inc. (a)	492,910	5,146
Smith Micro Software, Inc. (a)(b)	346,550	4,918
Superior Essex, Inc. (a)	188,390	6,264
SYKES Enterprises, Inc. (a)	296,140	5,224
Tyler Technologies, Inc. (a)	421,140	5,921
Zygo Corp. (a)	170,970	2,812

		112,074

Telecommunications—7.2%
Alaska Communications Systems Group, Inc. (b)	420,710	6,391
Anaren, Inc. (a)	399,340	7,092
Atlantic Tele-Network, Inc.	215,540	6,315
Consolidated Communications Holdings, Inc.	324,280	6,777
Oplink Communications, Inc. (a)	361,630	7,435
Symmetricom, Inc. (a)	705,240	6,291

		40,301

Transportation—1.0%
Republic Airways Holdings, Inc. (a)	330,950	5,553

Waste Disposal—1.3%
Waste Industries USA, Inc.	230,170	7,025

Total Common Stock (cost—$527,628)		572,636

SHORT-TERM INVESTMENTS—21.9%

Collateral Invested for Securities on Loan (d)—20.2%
Allianz Dresdner Daily Asset Fund (e)	99,425,558	99,426

	Principal Amount (000s)

Morgan Stanley,
5.372% due 4/5/07	$9,000	9,000
5.38% due 2/2/07, FRN	3,000	3,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	2,000	2,000
		113,426

Repurchase Agreement—1.7%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $9,667 collateralized by Federal Home Loan Bank, 3.75%–4.375%, due 8/15/08-9/17/10, valued at $1,598 including accrued interest; and Fannie Mae, 3.25%, due 8/15/08, valued at $8,260 including accrued interest (cost—$9,662)	9,662	9,662

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  27

Schedule of Investments  (cont.)
CCM Emerging Companies Fund
 December 31, 2006 (unaudited)

Value (000s)

Total Short-Term Investments (cost—$123,088)	$123,088

Total Investments (cost—$650,716)—124.0%	695,724

Liabilities in excess of other assets—(24.0)%	(134,830)

Net Assets—100.0%	$560,894

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $108,701; cash collateral of $113,418 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

28  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
CCM Focused Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—96.4%

Aerospace—4.0%
Boeing Co.	1,190	$106
Lockheed Martin Corp.	1,910	176

		282

Capital Goods—2.6%
Carlisle Cos., Inc.	2,280	179

Chemicals—2.1%
Airgas, Inc.	3,660	148

Communications—2.6%
Interpublic Group of Cos., Inc. (a)	14,660	180

Consumer Discretionary—6.1%
Harley-Davidson, Inc.	1,870	132
Kohl’s Corp. (a)	2,280	156
Nordstrom, Inc.	2,780	137

		425

Consumer Services—2.5%
McGraw-Hill Cos., Inc.	2,560	174

Consumer Staples—2.8%
Loews Corp.—Carolina Group	3,030	196

Energy—4.4%
Cameron International Corp. (a)	3,110	165
Grant Prideco, Inc. (a)	3,580	142

		307

Financial Services—10.8%
Cbot Holdings, Inc. (a)	1,090	165
CNA Financial Corp. (a)	4,260	172
Goldman Sachs Group, Inc.	980	195
Morgan Stanley	2,720	222

		754

Healthcare—13.2%
Aetna, Inc.	3,240	140
Baxter International, Inc.	4,870	226
Forest Laboratories, Inc. (a)	3,510	178
Genentech, Inc. (a)	2,050	166
Schering-Plough Corp.	8,760	207

		917

Hotels/Gaming—1.2%
Starwood Hotels & Resorts Worldwide, Inc.	1,360	85

Materials & Processing—4.6%
Precision Castparts Corp.	2,360	185
Titanium Metals Corp. (a)	4,580	135

		320

Metals & Mining—2.1%
Allegheny Technologies, Inc.	1,580	143

Multi-Media—2.7%
Comcast Corp., Class A (a)	4,470	189

	Shares	Value (000s)

Technology—23.1%
Apple Computer, Inc. (a)	1,960	$166
Cisco Systems, Inc. (a)	7,720	211
Corning, Inc. (a)	7,820	146
Electronic Data Systems Corp.	6,510	180
Emerson Electric Co.	4,720	208
Hewlett-Packard Co.	4,320	178
LSI Logic Corp. (a)	18,870	170
Microsoft Corp.	5,840	175
QLogic Corp. (a)	7,950	174

		1,608

Telecommunications—5.0%
Avaya, Inc. (a)	15,330	214
Crown Castle International Corp. (a)	4,050	131

		345

Transportation—1.9%
Continental Airlines, Inc. (a)	3,280	135

Utilities—2.4%
NRG Energy, Inc. (a)	2,960	166

Waste Disposal—2.3%
Waste Management, Inc.	4,330	159

Total Common Stock (cost—$6,263)		6,712

	Principal Amount (000s)

Repurchase Agreement–2.7%
State Street Bank & Trust Co. dated 12/29/06, 4.90%, due 1/2/07, proceeds $186; collateralized by Federal Home Loan Bank, 3.75%, due 8/15/08, valued at $194 including accrued interest (cost—$186)	$186	186

Total Investments (cost—$6,449)—99.1%		6,898

Other assets less liabilities—0.9%		60

Net Assets—100.0%		$6,958

Notes to Schedule of Investments

(a) Non-income producing.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  29

Schedule of Investments
CCM Mid-Cap Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.3%

Aerospace—3.9%
DRS Technologies, Inc. (b)	326,730	$17,212
Goodrich Corp.	362,780	16,525
Rockwell Collins, Inc.	244,040	15,445

		49,182

Capital Goods—3.7%
Carlisle Cos., Inc.	198,560	15,587
Harsco Corp.	196,820	14,978
Joy Global, Inc.	328,560	15,883

		46,448

Chemicals—2.5%
Airgas, Inc.	338,160	13,702
Celanese Corp.	675,650	17,486

		31,188

Communications—1.3%
Interpublic Group of Cos., Inc. (a)(b)	1,342,180	16,428

Consumer Discretionary—10.8%
Coach, Inc. (a)	332,600	14,288
Harley-Davidson, Inc.	212,170	14,952
International Game Technology (b)	334,340	15,446
Newell Rubbermaid, Inc. (b)	530,360	15,354
Nordstrom, Inc.	258,790	12,769
Polo Ralph Lauren Corp., Class A	205,340	15,947
Saks, Inc.	895,430	15,957
Steelcase, Inc.	870,010	15,799
TJX Cos., Inc.	539,130	15,376

		135,888

Consumer Services—5.1%
Alliance Data Systems Corp. (a)	261,270	16,322
Convergys Corp. (a)	717,510	17,062
Hilton Hotels Corp.	441,150	15,396
MGM Mirage, Inc. (a)	280,150	16,067

		64,847

Consumer Staples—3.6%
Corn Products International, Inc.	466,560	16,115
Dean Foods Co. (a)	339,890	14,370
Jarden Corp. (a)	413,440	14,384

		44,869

Energy—9.0%
Cameron International Corp. (a)(b)	277,450	14,719
Grant Prideco, Inc. (a)	347,990	13,839
Mirant Corp. (a)	491,760	15,525
National-Oilwell Varco, Inc. (a)	191,290	11,703
Oceaneering International, Inc. (a)	358,180	14,220
Smith International, Inc.	295,890	12,152
Superior Energy Services (a)	480,700	15,709
Tesoro Corp.	225,220	14,813

		112,680

	Shares	Value (000s)

Environmental Services—2.5%
Allied Waste Industries, Inc. (a)	1,348,990	$16,579
Republic Services, Inc.	365,200	14,853

		31,432

Financial Services—14.6%
AG Edwards, Inc.	277,140	17,540
Ambac Financial Group, Inc.	180,900	16,113
Ameriprise Financial, Inc.	292,860	15,961
Apartment Investment & Management Co., REIT (b)	277,210	15,529
Assurant, Inc.	277,750	15,346
CB Richard Ellis Group, Inc., Class A (a)	393,380	13,060
Cbot Holdings, Inc. (a)(b)	102,970	15,597
CNA Financial Corp. (a)(b)	393,800	15,878
Developers Diversified Realty Corp., REIT (b)	247,630	15,588
Eaton Vance Corp.	492,910	16,271
Lincoln National Corp.	258,000	17,131
Nasdaq Stock Market, Inc. (a)	314,630	9,688

		183,702

Healthcare—9.7%
AmerisourceBergen Corp.	331,670	14,912
C.R. Bard, Inc.	181,710	15,076
Cephalon, Inc. (a)(b)	201,360	14,178
Forest Laboratories, Inc. (a)	341,760	17,293
Humana, Inc. (a)	278,030	15,378
ImClone Systems, Inc. (a)	459,160	12,287
Laboratory Corp. of America Holdings (a)(b)	215,840	15,858
VCA Antech, Inc. (a)	534,540	17,207

		122,189

Materials & Processing—3.8%
Allegheny Technologies, Inc.	161,550	14,649
International Flavors & Fragrances, Inc.	357,140	17,557
Precision Castparts Corp.	197,110	15,430

		47,636

Technology—20.6%
Ametek, Inc.	488,770	15,562
Amphenol Corp., Class A (b)	216,290	13,427
Applera Corp.—Applied Biosystems Group	428,730	15,730
Cadence Design Systems, Inc. (a)	876,430	15,697
Dolby Laboratories, Inc. (a)	511,240	15,859
Expedia, Inc. (a)	763,430	16,017
Global Payments, Inc.	344,980	15,973
LSI Logic Corp. (a)(b)	1,509,840	13,589
Mettler Toledo International, Inc. (a)	163,210	12,869
National Instruments Corp.	583,563	15,896
NCR Corp. (a)	339,960	14,537
NutriSystem, Inc. (a)(b)	236,560	14,995
QLogic Corp. (a)	750,560	16,452
Thermo Fisher Scientific, Inc. (a)	346,370	15,687
Thomas & Betts Corp. (a)	351,110	16,600
VeriFone Holdings, Inc. (a)(b)	423,700	14,999
Waters Corp. (a)	305,260	14,949

		258,838

	Shares	Value (000s)

Telecommunications—5.7%
American Tower Corp. (a)	397,770	$14,829
Avaya, Inc. (a)	1,168,010	16,329
Crown Castle International Corp. (a)(b)	477,070	15,409
Leap Wireless International, Inc. (a)	217,360	12,926
Qwest Communications International, Inc. (a)(b)	1,454,350	12,173

		71,666

Utilities—2.5%
Allegheny Energy, Inc. (a)	341,430	15,675
Centerpoint Energy, Inc. (b)	973,080	16,134

		31,809

Total Common Stock (cost—$1,170,847)		1,248,802

SHORT-TERM INVESTMENTS—16.0%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—15.3%
Bank of America N.A.,
5.362% due 11/8/07, FRN (c)	$5,000	5,000
5.383% due 1/2/07	21,000	21,000
Bear Stearns Cos., Inc., 5.433% due 1/2/07	10,000	10,000
Citigroup Global Markets, Inc., 5.383% due 1/2/07	41,000	41,000
Credit Suisse First Boston, 5.394% due 1/12/07, FRN	5,000	4,999
Giro Funding U.S. Corp., 5.319% due 2/5/07 (c)	15,000	14,917
Goldman Sachs Group L.P., 5.443% due 12/18/07 (c)	5,000	5,000
HSH Nordbank AG,
5.31% due 1/16/07	5,000	5,000
5.36% due 11/21/07, FRN (c)	10,000	10,000
KKR Atlantic Funding Trust, 5.348% due 1/3/07 (c)	10,000	9,993
Merrill Lynch & Co., 5.336% due 7/27/07, FRN	5,000	5,000
Morgan Stanley,
5.372% due 8/17/07	5,000	5,000
5.38% due 2/2/07, FRN	3,000	3,000
Natexis Banques Populaires, 5.348% due 3/7/07, FRN	5,000	5,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.33% due 2/22/07	10,000	9,999
5.34% due 5/30/07	10,000	9,998
Sigma Finance, Inc., FRN (c),
5.367% due 12/6/07	20,000	20,000
5.369% due 4/5/07	5,000	5,002
Societe Generale, 5.25% due 1/2/07	976	976

		192,884

30  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments  (cont.)
CCM Mid-Cap Fund
December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—0.7%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $8,467; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $8,632 including accrued interest (cost—$8,462)	$8,462	$8,462

Total Short-Term Investments (cost—$201,256)		201,346

Total Investments (cost—$1,372,103)—115.3%		1,450,148

Liabilities in excess of other assets—(15.3)%		(192,963)

Net Assets—100.0%		$1,257,185

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $186,355; cash collateral of $192,373 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these Securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  31

Schedule of Investments
NFJ Dividend Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—91.0%

Consumer Discretionary—8.4%
CBS Corp. (a)	3,173,200	$98,940
Mattel, Inc. (a)	3,280,000	74,325
Stanley Works (a)	1,525,000	76,692
V.F. Corp.	920,900	75,588
Whirlpool Corp. (a)	1,550,000	128,681

		454,226

Consumer Staples—13.4%
Altria Group, Inc.	1,397,000	119,891
Anheuser-Busch Cos., Inc. (a)	2,100,000	103,320
Coca-Cola Co. (a)	2,198,400	106,073
HJ Heinz Co.	2,023,900	91,096
Kimberly-Clark Corp.	1,530,000	103,963
Reynolds American, Inc. (a)	1,545,199	101,164
Supervalu, Inc.	2,645,200	94,566

		720,073

Energy—15.2%
Anadarko Petroleum Corp. (a)	3,000,000	130,560
Chevron Corp. (a)	1,600,000	117,648
ConocoPhillips	1,613,100	116,062
Marathon Oil Corp.	2,350,000	217,375
Occidental Petroleum Corp.	2,400,000	117,192
PetroChina Co., Ltd. ADR (a)	850,000	119,663

		818,500

Financial Services—22.5%
Allstate Corp.	1,581,400	102,965
Bank of America Corp. (a)	1,900,000	101,441
Duke Realty Corp., REIT (a)	791,000	32,352
Freddie Mac	1,514,400	102,828
JPMorgan Chase & Co.	1,812,000	87,519
Key Corp.	2,267,000	86,214
Lincoln National Corp.	1,500,000	99,600
Morgan Stanley (a)	1,020,000	83,059
Regions Financial Corp. (a)	4,050,000	151,470
St. Paul Travelers Cos., Inc.	1,731,000	92,937
Wachovia Corp. (a)	1,828,200	104,116
Washington Mutual, Inc. (a)	3,610,000	164,219

		1,208,720

Healthcare—8.1%
GlaxoSmithKline PLC ADR	2,187,000	115,386
Merck & Co., Inc.	2,303,200	100,420
Pfizer, Inc. (a)	8,500,000	220,150

		435,956

Industrial—5.3%
Deere & Co.	1,200,000	114,084
Masco Corp. (a)	3,100,000	92,597
RR Donnelley & Sons Co.	2,256,700	80,203

		286,884

Information Technology—4.2%
International Business Machines Corp.	1,150,200	111,742
Seagate Technology, Inc. (a)	4,200,000	111,300

		223,042

Materials & Processing (a)—3.7%
Dow Chemical Co.	2,400,000	95,856
Lyondell Chemical Co.	4,100,000	104,837

		200,693

	Shares	Value (000s)

Telecommunications—6.3%
AT&T, Inc. (a)	3,320,000	$118,690
Verizon Communications, Inc.	3,000,000	111,720
Windstream Corp.	7,690,944	109,365

		339,775

Utilities—3.9%
DTE Energy Co. (a)	1,833,000	88,736
KeySpan Corp.	786,000	32,367
Sempra Energy (a)	1,590,000	89,104

		210,207

Total Common Stock (cost—$4,316,050)		4,898,076

SHORT-TERM INVESTMENTS—20.9%

Collateral Invested for Securities on Loan (c)—9.7%
Allianz Dresdner Daily Asset Fund (d)	52,679,725	52,680

	Principal Amount (000s)

Altius I Funding Corp., 5.348% due 1/12/07 (b)	$18,000	17,963
Bank of America N.A., FRN (b), 5.362% due 11/8/07	40,000	40,000
5.363% due 6/19/07	20,000	20,000
Credit Suisse First Boston, 5.394% due 1/12/07, FRN	20,000	19,994
Giro Funding U.S. Corp. (b), 5.319% due 2/5/07	25,000	24,861
Goldman Sachs Group L.P., 5.443% due 12/18/07 (b)	18,000	18,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (b)	8,000	8,000
HSH Nordbank AG, 5.36% due 11/21/07, FRN (b)	10,000	10,000
KKR Atlantic Funding Trust (b), 5.326% due 1/3/07	9,000	8,993
5.348% due 1/3/07	30,000	29,978
Merrill Lynch & Co., 5.336% due 7/27/07, FRN	10,000	10,000
Morgan Stanley, 5.372% due 4/5/07	10,000	10,000
5.38% due 2/2/07, FRN	2,000	2,000
5.394% due 2/15/07, FRN	10,000	10,007
Morrigan TRR Funding LLC, 5.381% due 1/12/07 (b)	25,000	24,948
Northern Rock PLC, 5.390% due 8/3/07, FRN (b)	2,000	2,000
Ormond Quay Funding LLC (b),
5.330% due 2/22/07	25,000	24,999
5.332% due 1/19/07	20,000	19,996
5.340% due 5/30/07	39,000	38,994
Scaldis Capital LLC, 5.307% due 1/8/07 (b)	5,000	4,993
Sigma Finance, Inc., FRN (b),
5.363% due 4/16/07	20,000	19,998
5.367% due 12/6/07	30,000	30,000
5.368% due 6/20/07	15,000	15,000
5.369% due 4/5/07	10,000	10,004
Societe Generale, 5.250% due 1/2/07	35,251	35,251
Toyota Motor Credit Corp., 5.304% due 8/17/07, FRN	13,500	13,498

		522,157

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—11.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $604,080, collateralized by Federal Home Loan Bank, 3.625%—4.125%, due 9/14/07-1/15/08 valued at $474,016 including accrued interest; and Fannie Mae, 3.125%–5.75%, due 12/15/07–2/15/08, valued at 141,812 including accrued interest (cost—$603,751)	$603,751	$603,751

Total Short-Term Investments (cost—$1,125,525)		1,125,907

Total Investments (cost—$5,441,575)—111.9%		6,023,984

Liabilities in excess of other assets—(11.9)%		(641,734)

Net Assets—100.0%		$5,382,250

Notes to Schedule of Investments
(amounts in thousands):

(a) All or portion of securities on loan with an aggregate market value of $506,973; cash collateral of $520,853 was received with which the Fund purchased short-term investments.

(b) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(c) Securities purchased with the cash proceeds from the securities on loan.

(d) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

32  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
NFJ International Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—97.2%

Australia—2.0%
Amcor Ltd. ADR (b)	185,000	$4,218

Belgium—2.1%
Etablissements Delhaize Feres ET CIE ADR (b)	55,000	4,580

Bermuda—4.3%
Frontline Ltd. (b)	160,000	5,096
RenaissanceRe Holdings Ltd.	67,000	4,020

		9,116

Brazil—11.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	138,000	4,673
Companhia Vale do Rio Doce ADR (b)	134,000	3,985
Empresa Brasileira de Aeronautica S.A. ADR (b)	49,500	2,051
Petroleo Brasileiro S.A. ADR	70,000	7,209
Votorantim Celulose e Papel S.A. ADR (a)(b)	330,000	6,471

		24,389

Canada—11.0%
Agrium, Inc. (b)	74,000	2,330
Canadian Pacific Railway Ltd.	100,000	5,276
Magna International, Inc., Class A (b)	54,000	4,350
Methanex Corp. (b)	84,000	2,299
Petro-Canada	130,000	5,335
TransCanada Corp. (b)	114,500	4,002

		23,592

Cayman Islands—1.1%
Seagate Technology, Inc.	86,000	2,279

China—8.6%
Aluminum Corp. of China Ltd. ADR (b)	300,000	7,050
Sinopec Shanghai Petrochemical Co., Ltd. ADR	140,000	6,934
Yanzhou Coal Mining Co., Ltd. ADR (b)	110,000	4,460

		18,444

France—2.1%
AXA S.A. ADR (b)	110,000	4,436

Japan—3.7%
Canon, Inc. ADR	75,000	4,244
Nissan Motor Co., Ltd. ADR (b)	155,400	3,772

		8,016

Marshall Islands—1.1%
Teekay Shipping Corp.	55,300	2,412

Mexico—6.4%
Cemex S.A. de C.V. ADR (a)(b)	183,500	6,217
Coca-Cola Femsa, S.A. de C.V. ADR	110,000	4,180
Telefonos de Mexico S.A. de C.V. ADR	118,000	3,335

		13,732

Netherlands-—7.9%
ABN AMRO Holding NV ADR	255,000	8,173
ING Groep NV ADR	200,000	8,834

		17,007

	Shares	Value (000s)

Norway—2.7%
Norsk Hydro ASA ADR	189,200	$5,803

Peru—1.1%
Compania de Minas Buenaventura S.A.u. ADR	86,000	2,413

South Africa—2.0%
Sasol Ltd. ADR	112,900	4,166

South Korea (Republic of)—11.0%
Korea Electric Power Corp. ADR (a)(b)	300,000	6,813
KT Corp. ADR (a)(b)	250,000	6,337
POSCO ADR (b)	80,000	6,614
SK Telecom Co., Ltd. ADR (b)	142,000	3,760

		23,524

Sweden—2.1%
Volvo AB ADR	66,000	4,542

Taiwan—3.3%
AU Optronics Corp. ADR (b)	300,000	4,143
Siliconware Precision Industries Co. ADR (b)	375,000	2,947

		7,090

United Kingdom—13.3%
British American Tobacco PLC ADR (b)	70,000	3,966
Diageo PLC ADR	30,800	2,443
GlaxoSmithKline PLC ADR	85,000	4,485
HSBC Holdings PLC ADR (b)	50,000	4,583
Imperial Chemical Industries PLC ADR	73,000	2,586
Unilever PLC ADR	155,000	4,312
United Utilities PLC ADR (b)	200,000	6,144

		28,519

Total Common Stock (cost—$181,917)		208,278

SHORT-TERM INVESTMENTS—42.5%

Collateral Invested for Securities on Loan (c)(d)—33.4%
Allianz Dresdner Daily Asset Fund	71,610,563	71,611

	Principal Amount (000s)

Repurchase Agreement—9.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $19,548; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $19,933 including accrued interest (cost—$19,537)	$19,537	19,537

Total Short Term Investments (cost—$91,148)		91,148

Total Investments (cost—$273,065)—139.7%		299,426

Liabilities in excess of other assets—(39.7)%		(85,024)

Net Assets—100.0%		$214,402

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $69,600; cash collateral of $71,611 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  33

Schedule of Investments
NFJ Large-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—95.7%

Consumer Discretionary—11.8%
Carnival Corp. (a)	56,000	$2,747
CBS Corp.	166,700	5,198
Federated Department Stores, Inc.	67,900	2,589
Fortune Brands, Inc.	29,700	2,536
Gannett Co., Inc. (a)	86,700	5,242
General Motors Corp. (a)	123,000	3,779
Johnson Controls, Inc.	32,100	2,758
Limited Brands, Inc.	93,500	2,706
McDonald’s Corp.	58,500	2,593
Paccar, Inc. (a)	37,400	2,427

		32,575

Consumer Staples—6.7%
Altria Group, Inc.	62,100	5,329
Anheuser-Busch Cos., Inc.	54,500	2,681
Archer-Daniels-Midland Co.	85,000	2,717
Coca-Cola Enterprises, Inc.	115,600	2,361
Kimberly-Clark Corp.	77,900	5,293

		18,381

Energy—15.0%
Apache Corp. (a)	124,200	8,260
ConocoPhillips	157,800	11,354
GlobalSantaFe Corp.	93,000	5,466
Occidental Petroleum Corp.	168,500	8,228
Valero Energy Corp.	158,500	8,109

		41,417

Financial Services—31.0%
Allstate Corp.	162,100	10,554
Bank of America Corp.	148,000	7,902
Citigroup, Inc.	153,200	8,533
Countrywide Financial Corp. (a)	122,500	5,200
Freddie Mac	118,500	8,046
Key Corp.	208,400	7,926
Lehman Brothers Holdings, Inc. (a)	100,800	7,875
MetLife, Inc. (a)	135,000	7,966
Simon Property Group, Inc., REIT (a)	54,900	5,561
St. Paul Travelers Cos., Inc.	147,400	7,914
Washington Mutual, Inc.	176,000	8,006

		85,483

Healthcare—5.9%
Cigna Corp.	19,300	2,539
Johnson & Johnson	41,000	2,707
Merck & Co., Inc.	125,800	5,485
Pfizer, Inc.	210,600	5,455

		16,186

Industrial—9.3%
3M Co.	34,900	2,720
Burlington Northern Santa Fe Corp.	37,200	2,746
Deere & Co.	50,400	4,791
General Electric Co.	74,200	2,761
Masco Corp.	244,600	7,306
Northrop Grumman Corp.	77,000	5,213

		25,537

	Shares	Value (000s)

Information Technology—1.0%
Hewlett-Packard Co.	63,100	$2,599
Materials & Processing—8.1%
Alcoa, Inc.	183,100	5,495
Dow Chemical Co.	196,000	7,828
Phelps Dodge Corp.	54,200	6,489
PPG Industries, Inc.	39,400	2,530

		25,537

Telecommunications—4.9%
AT&T, Inc. (a)	153,100	5,473
Verizon Communications, Inc.	217,100	8,085

		13,558

Utilities—2.0%
TXU Corp.	102,700	5,567

Total Common Stock (cost—$237,515)		263,645

SHORT-TERM INVESTMENTS—15.5%

Collateral Invested for Securities on Loan (b)(c)—11.0%
Allianz Dresdner Daily Asset Fund	30,362,289	30,362

	Principal Amount (000s)

Repurchase Agreement—4.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds 12,378; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $12,620 including accrued interest (cost—$12,371)	$12,371	12,371

Total Short-Term Investments (cost—$42,733)		42,733

Total Investments (cost—$280,248)—111.2%		306,378

Liabilities in excess of other assets—(11.2)%		(30,837)

Net Assets—100.0%		$275,541

Notes to Schedule of Investments
(amounts in thousands):

(a) All or portion of securities on loan with an aggregate market value of $29,544; cash collateral of $30,362 was received with which the Fund purchased short-term investments.

(b) Security purchased with the cash proceeds from the securities on loan.

(c) Affiliated fund.

Glossary:

REIT — Real Estate Investment Trust

34  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
NFJ Mid-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—87.8%

Consumer Discretionary—9.7%
Dollar General Corp.	2,000	$32
Harley-Davidson, Inc.	1,600	113
Leggett & Platt, Inc.	4,500	108
Limited Brands, Inc.	3,700	107
Mattel, Inc.	5,000	113

		473

Consumer Staples—6.8%
HJ Heinz Co.	2,500	112
Pepsi Bottling Group, Inc.	3,500	108
Supervalu, Inc.	3,100	111

		331

Energy—11.2%
Anadarko Petroleum Corp.	2,500	109
Chesapeake Energy Corp.	3,800	110
Cimarex Energy Co.	3,000	109
Hess Corp.	2,200	109
Pogo Producing Co.	2,200	107

		544

Financial Services—23.0%
Associated Banc-Corp.	3,200	112
Astoria Financial Corp.	3,600	109
Comerica, Inc.	1,900	111
Key Corp.	3,000	114
Lincoln National Corp.	1,700	113
Loews Corp.	2,700	112
Mercury General Corp.	2,100	111
Nationwide Financial Services	2,100	114
Regions Financial Corp.	3,000	112
Reinsurance Group of America	2,000	111

		1,119

Healthcare—5.2%
Health Management Associates, Inc.	5,200	110
Mylan Laboratories, Inc.	5,700	114
Omnicare, Inc.	700	27

		251

Industrial—9.1%
Ingersoll-Rand Co., Ltd., Class A	2,800	110
Masco Corp.	3,700	110
RR Donnelley & Sons Co.	3,100	110
Teleflex, Inc.	1,700	110

		440

Information Technology—4.6%
CDW Corp.	1,600	113
Seagate Technology, Inc.	4,200	111

		224

Materials & Processing—6.9%
Alcan, Inc.	2,300	112
Freeport-McMoran Copper & Gold, Inc., Class B	2,000	112
Lubrizol Corp.	2,200	110

		334

Telecommunications—2.2%
Windstream Corp.	7,700	109

	Shares	Value (000s)

Utilities—9.1%
Atmos Energy Corp.	3,400	$109
DTE Energy Co.	2,300	111
KeySpan Corp.	2,700	111
Progress Energy, Inc.	2,300	113

		444

Total Common Stock (cost—$4,149)		4,269

	Principal Amount (000s)

Repurchase Agreement—14.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $685; collateralized by Fannie Mae,3.25%, due 8/15/08, valued at $704, including accrued interest (cost—$685)	$685	685

Total Investments (cost—$4,834)—101.9%		4,954

Liabilities in excess of other assets—(1.9)%		(94)

Net Assets—100.0%		$4,860

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  35

Schedule of Investments
NFJ Small-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—94.1%

Consumer Discretionary—7.7%
ArvinMeritor, Inc. (b)	2,073,000	$37,791
Brown Shoe Co., Inc.	885,100	42,255
Cato Corp., Class A	1,445,500	33,116
CKE Restaurants, Inc.	150,000	2,760
Claire’s Stores, Inc.	1,127,000	37,349
Ethan Allen Interiors, Inc. (b)	945,000	34,124
Journal Register Co.	1,055,000	7,701
Kellwood Co. (b)	1,072,300	34,871
Lancaster Colony Corp.	690,000	30,574
M.D.C. Holdings, Inc. (b)	109,000	6,218
M/I Homes, Inc. (b)	187,400	7,157
Sonic Automotive, Inc. (b)	437,300	12,699
Thor Industries, Inc. (b)	992,400	43,656

		330,271

Consumer Staples—7.5%
Corn Products International, Inc. (b)	1,228,000	42,415
Fresh Del Monte Produce, Inc. (b)	1,111,000	16,565
JM Smucker Co.	831,500	40,303
Loews Corp.—Carolina Group	825,000	53,394
PepsiAmericas, Inc.	2,038,200	42,761
Pilgrim’s Pride Corp. (b)	1,233,900	36,314
Ruddick Corp.	1,280,700	35,539
Universal Corp. (b)	1,126,500	55,210

		322,501

Energy—10.9%
Berry Petroleum Co., Class A (b)	1,455,400	45,132
Buckeye Partners L.P., UNIT (b)	915,000	42,529
Cabot Oil & Gas Corp. (b)	875,000	53,069
Frontier Oil Corp. (b)	1,120,300	32,197
Holly Corp.	963,100	49,503
Magellan Midstream Partners L.P., UNIT (b)	1,295,000	49,987
Range Resources Corp.	1,568,000	43,057
St. Mary Land & Exploration Co. (b)	1,175,000	43,287
Suburban Propane Partners L.P., UNIT (b)	268,100	10,191
TC Pipelines L.P., UNIT (b)	181,400	6,530
Tidewater, Inc. (b)	829,000	40,091
Valero L.P. (b)	395,000	22,029
W&T Offshore, Inc.	640,200	19,667
Western Refining, Inc. (b)	395,000	10,057

		467,326

Financial Services—18.6%
Advance America, Cash Advance Centers, Inc. (b)	2,000,900	29,313
American Equity Investment Life Holding Co. (b)	1,443,300	18,806
American Financial Group, Inc. (b)	1,383,000	49,664
BancorpSouth, Inc.	1,155,000	30,977
CBL & Assoc. Properties, Inc., REIT (b)	1,090,000	47,251
Delphi Financial Group, Inc., Class A (b)	1,064,500	43,070
Equity One, Inc., REIT (b)	1,643,800	43,824
First Industrial Realty Trust, Inc., REIT (b)	967,000	45,343

	Shares	Value (000s)

FirstMerit Corp.	397,400	$9,593
Fremont General Corp. (b)	1,320,000	21,397
Healthcare Realty Trust, Inc., REIT (b)	1,066,000	42,150
Hilb Rogal & Hobbs Co. (b)	972,000	40,941
HRPT Properties Trust, REIT	3,445,000	42,546
Infinity Property & Casualty Corp. (b)	289,200	13,994
Kingsway Financial Services, Inc. (b)	677,100	14,117
LandAmerica Financial Group, Inc. (b)	586,000	36,982
Nationwide Health Properties, Inc., REIT (b)	1,450,000	43,819
New Plan Excel Realty Trust, Inc., REIT (b)	1,603,000	44,050
Ohio Casualty Corp.	439,100	13,090
Old National Bancorp (b)	799,500	15,127
Potlatch Corp., REIT (b)	1,069,038	46,845
Provident Bankshares Corp.	1,073,000	38,199
Susquehanna Bancshares, Inc. (b)	940,000	25,267
Washington Federal, Inc.	1,600,000	37,648
WP Stewart & Co., Ltd. (b)	360,900	5,717

		799,730

Healthcare—3.0%
Arrow International, Inc.	504,100	17,835
Hillenbrand Industries, Inc. (b)	590,000	33,589
Invacare Corp.	1,200,000	29,460
Owens & Minor, Inc.	1,251,000	39,119
West Pharmaceutical Services, Inc. (b)	150,000	7,684

		127,687

Industrial—23.0%
Acuity Brands, Inc.	832,000	43,297
Albany International Corp., Class A (b)	1,101,500	36,250
Arkansas Best Corp. (b)	1,176,100	42,340
Banta Corp. (b)	844,200	30,729
Barnes Group, Inc.	1,848,000	40,194
Briggs & Stratton Corp. (b)	1,272,200	34,286
Crane Co.	1,231,000	45,104
Curtiss-Wright Corp. (b)	1,408,400	52,223
DRS Technologies, Inc. (b)	830,400	43,745
Frontline Ltd. (b)	1,355,000	43,157
General Maritime Corp. (b)	1,008,000	35,472
Harsco Corp.	468,500	35,653
John H. Harland Co.	876,000	43,975
Kennametal, Inc.	778,900	45,838
Lennox International, Inc.	1,237,000	37,865
Lincoln Electric Holdings, Inc.	854,000	51,599
Lufkin Industries, Inc.	65,900	3,827
Mueller Industries, Inc.	1,108,000	35,124
Regal-Beloit Corp.	815,500	42,822
Schawk, Inc. (b)	566,900	11,077
Simpson Manufacturing Co., Inc. (b)	1,310,200	41,468
Skywest, Inc.	1,666,000	42,500
Teekay Shipping Corp. (b)	873,400	38,098
Teleflex, Inc.	445,500	28,761
Universal Forest Products, Inc.	519,200	24,205
Werner Enterprises, Inc. (b)	2,409,000	42,109
World Fuel Services Corp. (b)	415,400	18,469

		990,187

	Shares	Value (000s)

Information Technology—0.7%
Landauer, Inc.	311,400	$16,339
Methode Electronics, Inc.	1,196,300	12,956

		29,295

Materials & Processing—10.9%
Agnico-Eagle Mines Ltd. (b)	1,285,000	52,993
Cleveland-Cliffs, Inc. (b)	1,076,800	52,160
Commercial Metals Co.	1,885,000	48,633
Iamgold Corp. (b)	1,454,900	12,818
Lubrizol Corp.	905,000	45,368
Massey Energy Co. (b)	539,500	12,532
Methanex Corp.	1,749,500	47,884
Olin Corp.	2,113,000	34,907
Quanex Corp. (b)	982,500	33,985
RPM International, Inc. (b)	2,149,800	44,909
Sensient Technologies Corp. (b)	1,640,000	40,344
Sonoco Products Co.	1,149,000	43,731

		470,264

Telecommunications—0.8%
Iowa Telecommunications Services, Inc. (a)	1,678,000	33,074

Utilities—11.0%
Atmos Energy Corp.	1,380,000	44,036
Cleco Corp. (b)	1,577,000	39,788
Duquesne Light Holdings, Inc. (b)	2,275,000	45,159
Energen Corp.	1,182,000	55,483
National Fuel Gas Co. (b)	1,130,000	43,550
Peoples Energy Corp. (b)	959,000	42,743
Southwest Gas Corp.	790,000	30,312
UGI Corp.	1,685,000	45,967
Vectren Corp.	1,400,000	39,592
Westar Energy, Inc.	1,770,000	45,949
WGL Holdings, Inc. (b)	1,325,000	43,168

		475,747

Total Common Stock (cost—$3,059,380)		4,046,082

36  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments  (cont.)
NFJ Small-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—36.5%

Collateral Invested for Securities on Loan (d)—30.2%
Allianz Dresdner Daily Asset Fund (a)	80,000,000	$80,000

	Principal Amount (000s)

Altius I Funding Corp. (c),
5.344% due 1/12/07	$1,000	998
5.348% due 1/12/07	39,000	38,920
Bank of America N.A.,
5.362% due 11/8/07, FRN (c)	64,000	64,000
5.363% due 6/19/07, FRN (c)	50,000	50,000
5.383% due 1/2/07	101,000	101,000
Citigroup Global Markets, Inc., 5.383% due 1/2/07	192,000	192,000
Credit Suisse First Boston, 5.394% due 1/12/07, FRN	20,000	19,994
G Street Finance Corp., 5.333% due 1/24/07	45,000	44,827
Giro Funding U.S. Corp. (c), 5.319% due 2/5/07	50,000	49,722
Goldman Sachs Group L.P., 5.443% due 12/18/07 (c)	35,000	35,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	10,000	10,000
Greyhawk Funding LLC, 5.338% due 2/8/07 (c)	46,177	45,898
HSH Nordbank AG,
5.31% due 1/16/07	20,000	20,000
5.36% due 11/21/07, FRN (c)	24,000	24,000
KKR Atlantic Funding Trust (c),
5.326% due 1/3/07	1,000	999
5.348% due 1/3/07	35,000	34,974
Merrill Lynch & Co., 5.336% due 7/27/07, FRN	10,000	10,000
Morgan Stanley,
5.372% due 4/5/07	50,000	50,000
5.372% due 8/17/07	63,000	63,000
5.38% due 2/2/07, FRN	10,000	10,000
5.394% due 2/15/07, FRN	10,000	10,007
Morrigan TRR Funding LLC, 5.381% due 1/12/07 (c)	25,000	24,948
Natexis Banques Populaires, FRN,
5.348% due 3/7/07	22,000	22,000
5.367% due 5/11/07	10,000	10,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.33% due 2/22/07	30,000	29,999
5.34% due 5/30/07	30,000	29,996
Scaldis Capital LLC, 5.307% due 1/8/07 (c)	19,752	19,723
Sigma Finance, Inc., FRN (c),
5.367% due 12/6/07	35,000	35,000
5.368% due 6/20/07	30,000	30,000
5.369% due 4/5/07	20,000	20,008
Societe Generale, 5.25% due 1/2/07	73,922	73,922
Tango Finance Corp., 5.352% due 4/16/07, FRN (c)	10,000	10,000
Toyota Motor Credit Corp., FRN,
5.29% due 7/19/07	18,000	18,000
5.304% due 8/17/07	15,000	14,998

		1,295,933

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—6.3%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $271,454; collateralized by Federal Home Loan Bank, 4.00%, due 6/13/08, valued at $49,284 including accrued interest; and Fannie Mae, 3.25%–6.00%, due 5/15/08–8/15/08, valued at $227,449 including accrue interest (cost—$271,306)	$271,306	$271,306

Total Short-Term Investments (cost—$1,566,222)		1,567,239

Total Investments (cost—$4,625,602)—130.6%		5,613,321

Liabilities in excess of other assets—(30.6)%		(1,314,169)

Net Assets—100.0%		$4,299,152

Notes to Schedule of Investments (amounts in thousands):

(a) Affiliated fund or security.

(b) All or portion of securities on loan with an aggregate market value of $1,257,560; cash collateral of $1,292,786 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

UNIT — More than one class of securities traded together.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  37

Schedule of Investments
OCC Core Equity Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—94.9%

Aerospace—2.1%
Boeing Co.	1,700	$151

Building—1.9%
Centex Corp.	2,500	141

Capital Goods—3.8%
Parker Hannifin Corp.	1,800	138
Tyco International Ltd.	4,500	137

		275

Consumer Discretionary—8.4%
Best Buy Co., Inc.	4,400	217
Federated Department Stores, Inc.	6,200	236
V.F. Corp.	1,950	160

		613

Consumer Staples—1.1%
Colgate-Palmolive Co.	1,200	78

Energy—12.4%
Arch Coal, Inc.	3,200	96
Chevron Corp.	2,100	154
ConocoPhillips	3,900	281
Exxon Mobil Corp.	4,000	307
Weatherford International Ltd. (a)	1,700	71

		909

Financial Services—21.6%
Ambac Financial Group, Inc.	1,600	143
American International Group, Inc.	2,200	158
Bank of America Corp.	2,900	155
Capital One Financial Corp.	2,500	192
Countrywide Financial Corp.	5,300	225
JPMorgan Chase & Co.	4,100	198
MBIA, Inc.	2,300	168
Merrill Lynch & Co., Inc.	1,400	130
Wells Fargo & Co.	6,000	213

		1,582

Healthcare—15.5%
Abbott Laboratories	3,300	161
Aetna, Inc.	4,500	194
Biogen Idec, Inc. (a)	1,600	79
Pfizer, Inc.	4,400	114
Roche Holdings AG ADR	2,300	206
UnitedHealth Group, Inc.	2,300	124
WellPoint, Inc. (a)	1,400	110
Wyeth	2,800	142

		1,130

Materials & Processing—1.8%
Nucor Corp.	2,300	126
Vulcan Materials Co.	100	9

		135

	Shares	Value (000s)

Technology—21.1%
Cisco Systems, Inc. (a)	11,500	$314
EMC Corp. (a)	20,000	264
Hewlett-Packard Co.	8,400	346
Motorola, Inc.	4,500	92
Nokia Corp. ADR	8,300	169
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	21,376	234
Texas Instruments, Inc.	4,200	121

		1,540

Telecommunications—3.3%
AT&T, Inc.	3,900	139
NII Holdings, Inc., Class B (a)	1,600	103

		242

Transportation—1.9%
Union Pacific Corp.	1,500	138

Total Common Stock (cost—$6,151)		6,934

	Principal Amount (000s)

Repurchase Agreement—5.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $372; collateralized by Federal Home Loan Bank, 3.875%, due 8/22/08, valued at $383 including accrued interest (cost—$372)	$372	372

Total Investments (cost—$6,523)—100.0%		7,306

Other assets less liabilities—0.0%		1

Net Assets—100.0%		$7,307

Notes to Schedule of Investments

(a)	Non-income producing.

Glossary:

ADR — American Depositary Receipt

38  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
OCC Equity Premium Strategy Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—87.7%

Aerospace—2.0%
Boeing Co.	15,200	$1,350

Building—2.1%
Centex Corp. (b)	24,900	1,401

Capital Goods—4.0%
Illinois Tool Works, Inc.	29,600	1,367
Tyco International Ltd.	45,600	1,386

		2,753

Consumer Discretionary—2.4%
Best Buy Co., Inc.	23,700	1,166
Harley-Davidson, Inc. (c)	7,100	500

		1,666

Consumer Staples—3.6%
Altria Group, Inc. (b)	19,700	1,691
Colgate-Palmolive Co.	12,100	789

		2,480

Energy—16.5%
Arch Coal, Inc. (c)	27,500	826
Chevron Corp.	18,700	1,375
ConocoPhillips (b)	37,200	2,677
Exxon Mobil Corp. (b)	38,500	2,950
GlobalSantaFe Corp.	19,200	1,129
National-Oilwell Varco, Inc. (a)	11,800	722
Peabody Energy Corp.	20,400	824
Weatherford International Ltd. (a)	17,300	723

		11,226

Financial Services—18.1%
Ambac Financial Group, Inc.	13,900	1,238
Bank of America Corp. (b)	22,900	1,223
Capital One Financial Corp.	22,100	1,698
Countrywide Financial Corp. (c)	11,900	505
Goldman Sachs Group, Inc.	2,800	558
JPMorgan Chase & Co. (b)	25,200	1,217
Lehman Brothers Holdings, Inc.	9,100	711
MBIA, Inc. (b)	15,700	1,147
Merrill Lynch & Co., Inc.	8,700	810
MGIC Investment Corp. (c)	18,900	1,182
Wells Fargo & Co. (b)	58,400	2,077

		12,366

Healthcare—11.2%
Abbott Laboratories	32,000	1,559
Aetna, Inc.	43,200	1,865
Biogen Idec, Inc. (a)	7,200	354
Biomet, Inc.	4,600	190
Roche Holdings AG	11,800	2,111
Wyeth	30,100	1,533

		7,612

Materials & Processing—5.2%
Freeport-McMoran Copper & Gold, Inc., Class B (b)	22,000	1,226
Nucor Corp. (b)	13,400	732
Phelps Dodge Corp.	6,900	826
Vulcan Materials Co.	8,700	782

		3,566

	Shares	Value (000s)

Multi-Media—1.1%
Dow Jones & Co., Inc. (c)	19,400	$737

Technology—15.2%
Cisco Systems, Inc. (a)(b)	123,000	3,362
EMC Corp. (a)	49,200	649
Hewlett-Packard Co.	68,600	2,826
Motorola, Inc.	39,100	804
Nokia Corp. ADR	72,200	1,467
Taiwan Semi-conductor Manufacturing Co., Ltd.ADR (b)(c)	112,451	1,229

		10,337

Telecommunications—2.5%
AT&T, Inc.	20,900	747
NII Holdings, Inc., Class B (a)(b)	15,300	986

		1,733

Transportation—3.8%
Continental Airlines, Inc. (a)(b)	36,400	1,502
Union Pacific Corp.	11,500	1,058

		2,560

Total Common Stock (cost—$57,273)		59,787

SHORT-TERM INVESTMENTS—17.5%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (e)—4.5%
Altius I Funding Corp., 5.349% due 1/12/07 (d)	$2,000	1,996
Bank of America N.A., 5.363% due 11/8/07, FRN (d)	500	500
Societe Generale, 5.25% due 1/2/07	558	558

		3,054

Repurchase Agreement—13.0%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $8,858; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $9,033 including accrued interest (cost—$8,853)	8,853	8,853

Total Short-Term Investments (cost—$11,900)		11,907

Total Investments before options written (cost—$69,173) (f)—105.2%		71,694

	Contracts	Value (000s)

OPTIONS WRITTEN (a)—(0.5)%

Call Options—(0.5)%
Aetna, Inc. (OTC) strike price $46.75, expires 2/16/07	300	$(17)
Altria Group, Inc. (CBOE) strike price $90, expires 2/17/07	150	(13)
American Stock Exchange
Broker/Dealer Index (OTC) strike price $255, expires 2/17/07	80	(20)
American Stock Exchange
Oil Index (OTC) strike price $1,230, expires 1/20/07	30	(22)
strike price $1,280,
expires 2/17/07	30	(26)
Centex Corp. (CBOE) strike price $60, expires 1/20/07	240	(8)
Cisco Systems, Inc. (OTC) strike price $30.50, expires 2/16/07	750	(14)
Continental Airlines, Inc.
(CBOE) strike price $50, expires 1/20/07	250	(3)
Freeport-McMoran
Copper & Gold, Inc. (CBOE) strike price $70, expires 2/17/07	170	(7)
GlobalSantaFe Corp. (OTC) strike price $63, expires 1/20/07	175	(8)
Hewlett Packard Co. (OTC) strike price $41.50, expires 1/20/07	200	(11)
MBIA, Inc. (CBOE) strike price $70, expires 1/20/07	130	(47)
MGIC Investment Corp. (OTC) strike price $66, expires 2/16/07	150	(10)
NII Holdings, Inc. (CBOE) strike price $70, expires 1/20/07	150	(3)
Nucor Corp. (CBOE) strike price $67.50, expires 1/20/07	130	(1)
S&P 500 Index (CBOE)
strike price $1,425, expires 1/20/07	40	(44)
strike price $1,445, expires 2/17/07	50	(64)
strike price $1,450, expires 2/17/07	35	(34)
Wyeth (CBOE) strike price $53.75, expires 2/16/07	200	(7)

Total Options Written (premiums received—$541)		(359)

Total Investments net of options written (cost—$68,632)—104.7%		71,335

Liabilities in excess of other assets—(4.7)%		(3,191)

Net Assets—100.0%		$68,144

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  39

Schedule of Investments  (cont.)
OCC Equity Premium Strategy Fund
 December 31, 2006 (unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written.

(c) All or portion of securities on loan with an aggregate market value of $2,963; cash collateral of $3,029 was received with which the Fund purchased short-term investments.

(d) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Securities purchased with the cash proceeds from securities on loan.

(f) Securities with an aggregate value of $2,111, which represents 3.10% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

AMEX — American Stock Exchange

CBOE — Chicago Board Options Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

40  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
 OCC Growth Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—97.3%

Aerospace—1.3%
United Technologies Corp.	116,800	$7,302

Capital Goods—4.3%
Joy Global, Inc.	253,700	12,264
Textron, Inc.	117,000	10,971

		23,235

Consumer Discretionary—6.9%
Best Buy Co., Inc. (b)	271,400	13,350
Federated Department Stores, Inc.	477,000	18,188
Home Depot, Inc.	138,000	5,542

		37,080

Consumer Services—5.2%
Hilton Hotels Corp. (b)	639,000	22,301
Marriott International, Inc., Class A	120,000	5,726

		28,027

Consumer Staples—8.3%
Altria Group, Inc.	146,000	12,530
Colgate-Palmolive Co.	194,200	12,669
Kellogg Co. (b)	121,300	6,072
PepsiCo, Inc.	177,300	11,090
Wm. Wrigley Jr. Co. (b)	44,600	2,307

		44,668

Energy—7.0%
Arch Coal, Inc. (b)	285,200	8,565
ConocoPhillips	265,900	19,132
Exxon Mobil Corp.	133,700	10,245

		37,942

Financial Services—12.3%
Amvescap PLC	504,000	5,879
Capital One Financial Corp. (b)	125,000	9,603
Goldman Sachs Group, Inc.	54,000	10,765
IntercontinentalExchange, Inc. (a)	112,000	12,085
Lehman Brothers Holdings, Inc.	110,000	8,593
MGIC Investment Corp. (b)	148,900	9,312
Philadelphia Consolidated Holding Co. (a)(b)	226,200	10,079

		66,316

Healthcare—21.5%
Abbott Laboratories	317,600	15,470
Celgene Corp. (a)(b)	63,000	3,624
Coventry Health Care, Inc. (a)	117,000	5,856
Gilead Sciences, Inc. (a)	201,000	13,051
Roche Holdings AG	96,000	17,176
Stryker Corp.	310,000	17,084
UnitedHealth Group, Inc.	457,000	24,555
Wyeth	387,000	19,706

		116,522

Materials & Processing—4.9%
Phelps Dodge Corp.	97,000	11,613
Precision Castparts Corp.	193,500	15,147

		26,760

	Shares	Value (000s)

Technology—18.7%
Adobe Systems, Inc. (a)	131,000	$5,387
Broadcom Corp., Class A (a)(b)	182,100	5,884
Cisco Systems, Inc. (a)	833,100	22,768
Citrix Systems, Inc. (a)(b)	190,600	5,156
EMC Corp. (a)	585,000	7,722
Google, Inc., Class A (a)(b)	39,600	18,235
Hewlett-Packard Co.	143,000	5,890
InterActiveCorp (a)(b)	136,600	5,076
Marvell Technology Group Ltd. (a)	331,000	6,352
Nortel Networks Corp. (a)	238,000	6,362
QUALCOMM, Inc.	143,000	5,404
Texas Instruments, Inc. (b)	234,800	6,762

		100,998

Telecommunications—5.8%
Corning, Inc. (a)	701,000	13,116
NII Holdings, Inc., Class B (a)(b)	286,000	18,430

		31,546

Transportation—1.1%
Norfolk Southern Corp.	113,700	5,718

Total Common Stock (cost—$444,553)		526,114

SHORT-TERM INVESTMENTS—16.2%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—13.2%
Bank of America N.A.,
5.362% due 11/8/07, FRN (c)	$10,000	10,000
5.383% due 1/2/07	10,000	10,000
Citigroup Global Markets, Inc., 5.383% due 1/2/07	25,000	25,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	7,000	7,000
HSH Nordbank AG, 5.36% due 11/21/07, FRN (c)	3,000	3,000
Morgan Stanley, 5.38% due 2/2/07, FRN	1,000	1,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	2,000	2,000
Sigma Finance, Inc., FRN (c),
5.368% due 12/6/07	5,000	5,000
5.369% due 4/5/07	5,000	5,002
Societe Generale, 5.25% due 1/2/07	3,270	3,270

		71,272

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—3.0%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $16,266; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $16,582 including accrued interest (cost—$16,257)	$16,257	$16,257

Total Short-Term Investments (cost—$87,531)		87,529

Total Investments (cost—$532,084) (e)—113.5%		613,643

Liabilities in excess of other assets—(13.5)%		(72,807)

Net Assets—100.0%		$540,836

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $69,261; cash collateral of $71,129 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Securities with an aggregate value of $23,055, which represents 4.26% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  41

Schedule of Investments
OCC International Equity Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.7%

Austria—2.6%
Boehler-Uddeholm AG	1,600	$112

Belgium—2.2%
Fortis NV, UNIT	2,200	94

Brazil—2.1%
Petroleo Brasileiro S.A. ADR	900	93

France—17.7%
AXA S.A.	3,900	157
BNP Paribas	1,050	114
CNP Assurances	950	106
Dassault Systemes S.A.	950	50
Lafarge S.A.	800	119
Pinault-Printemps-Redoute S.A.	500	75
Total S.A.	750	54
Zodiac	1,400	94

		769

Germany—10.9%
Adidas AG	2,000	100
Deutsche Bank AG	500	66
Merck KGaA	550	57
RWE AG	1,200	132
Siemens AG	750	74
Symrise AG (a)	1,800	46

		475

Italy—5.3%
Banca Intesa SpA	12,100	93
Buzzi Unicem SpA	2,503	49
Eni SpA	1,850	62
Unicredito Italiano SpA	3,000	26

		230

Japan—20.6%
Canon, Inc.	800	45
Fanuc Ltd.	600	59
Fuji Fire & Marine Insurance Ltd.	13,000	48
Higo Bank Ltd.	4,600	31
Hogy Medical Co., Ltd.	800	31
Honda Motor Co., Ltd.	1,500	59
Mitsubishi Tokyo Financial Group, Inc.	4	50
Nomura Holdings, Inc.	3,500	66
NSK Ltd.	6,000	59
Osaka Securities Exchange Co., Ltd.	9	45
Sega Sammy Holdings, Inc.	2,800	75
Shizuoka Bank Ltd.	9,500	94
SMC Corp.	325	46
Taiyo Nippon Sanso Corp.	5,600	50
Toyota Motor Corp.	1,400	94
Yamada Denki Co., Ltd.	500	43

		895

Mexico—1.8%
Cemex S.A. de C.V. ADR (a)	1,000	34
Grupo Televisa S.A. ADR	1,600	43

		77

New Zealand—3.0%
Fletcher Building Ltd.	16,700	130

	Shares	Value (000s)

Norway—3.8%
Prosafe ASA	4,125	$58
Storebrand ASA	8,600	109

		167

Sweden—6.8%
Sandvik AB	6,000	87
SKF AB	7,400	136
Swedbank AB	2,000	72

		295

Switzerland—7.3%
Credit Suisse Group	1,700	119
Novartis AG	1,000	57
Roche Holdings AG	800	143

		319

Taiwan—0.9%
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	3,500	38

United Kingdom—13.7%
BT Group PLC	16,000	94
Debenhams PLC	10,800	40
Next PLC	2,300	81
Renovo Group PLC (a)	8,450	29
Sage Group PLC	30,400	161
Tesco PLC	12,600	100
Vodafone Group PLC	32,000	88

		593

Total Common Stock (cost—$3,756)		4,287

	Principal Amount (000s)

Repurchase Agreement—0.7%
State Street Bank & Trust Co. dated 12/29/06, 4.90%, due 1/2/07, proceeds $33; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $35 including accrued interest (cost—$33)	$33	33

Total Investments (cost—$3,789) (b)—99.4%		4,320

Other assets less liabilities—0.6%		25

Net Assets—100.0%		$4,345

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) Securities with an aggregate value of $3,892, which represents 89.58% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

UNIT — More than one class of securities traded together.

42  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments  (cont.)
OCC Opportunity Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.4%

Aerospace—1.5%
TransDigm Group, Inc. (a)	140,430	$3,723

Building/Construction—0.8%
Winnebago Industries (b)	61,400	2,021

Capital Goods—1.0%
Hexcel Corp. (a)(b)	145,300	2,530

Commercial Products—3.1%
H&E Equipment Services, Inc. (a)	235,678	5,838
Kenexa Corp. (a)	63,078	2,098

		7,936

Communications—1.3%
inVentiv Health, Inc. (a)	92,983	3,287

Consumer Discretionary—5.3%
Cache, Inc. (a)	86,800	2,191
Force Protection, Inc. (a)(b)	302,900	5,274
Texas Roadhouse, Inc. (a)	166,000	2,201
Volcom, Inc. (a)(b)	125,200	3,702

		13,368

Consumer Services—14.6%
Administaff, Inc.	46,974	2,009
Advisory Board Co. (a)	35,900	1,922
Clayton Holdings, Inc. (a)	248,331	4,646
Forrester Research, Inc. (a)	69,700	1,890
Laureate Education, Inc. (a)	50,400	2,451
LECG Corp. (a)	336,501	6,219
Life Time Fitness, Inc. (a)	48,900	2,372
Martha Stewart Living Omnimedia (b)	93,264	2,042
On Assignment Inc. (a)	203,300	2,389
Pinnacle Entertainment, Inc. (a)	100,400	3,327
Resources Connection, Inc. (a)	133,040	4,236
Shuffle Master, Inc. (a)(b)	130,500	3,419

		36,922

Consumer Staples—2.9%
Central Garden & Pet Co. (a)	78,300	3,791
SunOpta, Inc. (a)(b)	413,400	3,638

		7,429

Energy—7.9%
Alon USA Energy, Inc.	72,400	1,905
Aurora Oil & Gas Corp. (a)(b)	754,500	2,422
Carrizo Oil & Gas, Inc. (a)(b)	62,600	1,816
Helix Energy Solutions Group, Inc. (a)	55,400	1,738
Parallel Petroleum Corp. (a)	140,180	2,463
Petroquest Energy, Inc. (a)	285,100	3,632
Quicksilver Resources, Inc. (a)(b)	165,100	6,041

		20,017

Financial Services—4.8%
International Securities Exchange Holdings, Inc.	89,000	4,165
Primus Guaranty Ltd. (a)	293,100	3,385
VistaPrint Ltd. (a)	140,500	4,652

		12,202

	Shares	Value (000s)

Healthcare—21.7%
Cardiome Pharma Corp. (a)	240,857	$2,686
Cubist Pharmaceuticals, Inc. (a)	424,900	7,695
CV Therapeutics, Inc. (a)(b)	203,500	2,841
Durect Corp. (a)(b)	713,600	3,168
Halozyme Therapeutics, Inc. (a)	235,575	1,896
Hologic, Inc. (a)	137,800	6,515
Indevus Pharmaceuticals, Inc. (a)(b)	293,200	2,082
Labopharm, Inc. (a)	321,006	1,884
Martek Biosciences Corp. (a)(b)	108,700	2,537
New River Pharmaceuticals, Inc. (a)(b)	45,902	2,511
NuVasive, Inc. (a)	85,900	1,984
NxStage Medical, Inc. (a)(b)	312,974	2,623
Pozen, Inc. (a)(b)	176,211	2,994
Salix Pharmaceuticals Ltd. (a)	449,757	5,473
Theravance, Inc. (a)	72,831	2,250
Ventana Medical Systems, Inc. (a)	132,039	5,682

		54,821

Materials & Processing—0.8%
Dynamic Materials Corp.	68,700	1,930

Technology—25.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	87,300	2,356
American Reprographics Co. (a)	96,742	3,222
Avid Technology, Inc. (a)(b)	54,900	2,046
Cogent Communications Group, Inc. (a)	299,600	4,859
Concur Technologies, Inc. (a)(b)	215,600	3,458
DealerTrack Holdings, Inc. (a)	71,050	2,090
Energy Conversion Devices, Inc. (a)	52,200	1,774
FormFactor, Inc. (a)	117,300	4,369
i2 Technologies, Inc. (a)(b)	29,500	673
Ikanos Communications, Inc. (a)	258,190	2,244
Innerworkings, Inc. (a)(b)	215,700	3,443
Microsemi Corp. (a)	157,800	3,101
Netlogic Microsystems, Inc. (a)(b)	96,300	2,089
Omniture, Inc. (a)	139,000	1,957
Opsware, Inc. (a)(b)	280,973	2,478
Rackable Systems, Inc. (a)(b)	159,407	4,937
RightNow Technologies, Inc. (a)(b)	208,200	3,585
THQ, Inc. (a)	61,900	2,013
Ultimate Software Group, Inc. (a)	81,100	1,886
Websense, Inc. (a)	120,400	2,749
Wind River Systems, Inc. (a)	426,500	4,372
Witness Systems, Inc. (a)	233,700	4,097

		63,798

	Shares	Value (000s)

Transportation—4.9%
Copa Holdings S.A.	67,700	$3,152
Kirby Corp. (a)	82,400	2,813
Knight Transportation, Inc. (b)	110,750	1,888
UTI Worldwide, Inc.	150,400	4,497

		12,350

Waste Disposal—2.5%
Basin Water, Inc. (a)(b)	386,700	2,618
Fuel Tech, Inc. (a)	154,300	3,802

		6,420

Total Common Stock (cost—$220,887)		248,754

SHORT-TERM INVESTMENTS—29.8%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—25.8%
Bank of America N.A., 5.383% due 1/2/07	$10,000	10,000
Bayerische Landesbank, 5.40% due 1/25/07, FRN	1,000	1,000
Bear Stearns Cos., Inc., 5.433% due 1/2/07	10,000	10,000
Citigroup Global Markets, Inc., 5.383% due 1/2/07	12,000	12,000
Greyhawk Funding LLC, 5.338% due 2/8/07 (c)	3,824	3,800
HSH Nordbank AG, 5.36% due 11/21/07, FRN (c)	3,000	3,000
KKR Atlantic Funding Trust, 5.348% due 1/3/07 (c)	10,000	9,993
Morgan Stanley, 5.372% due 8/17/07	5,000	5,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	1,000	1,000
Ormond Quay Funding LLC, 5.341% due 5/30/07 (c)	5,000	4,999
Societe Generale, 5.25% due 1/2/07	4,396	4,396

		65,188

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  43

Schedule of Investments  (cont.)
OCC Opportunity Fund
December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—4.0%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $10,023; collateralized by Fannie Mae, 3.25%, dated 8/15/08, valued at $10,219 including accrued interest (cost—$10,018)	$10,018	$10,018

Total Short-Term Investments (cost—$75,137)		75,206

Total Investments (cost—$296,024)—128.2%		323,960

Liabilities in excess of other assets—(28.2)%		(71,185)

Net Assets—100.0%		$252,775

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $62,011; cash collateral of $64,964 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

44  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
OCC Renaissance Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.2%

Aerospace—6.1%
DRS Technologies, Inc. (b)	863,000	$45,463
Goodrich Corp.	976,000	44,457
Spirit Aerosystems Holdings, Inc. (a)	1,707,000	57,133

		147,053

Building/Construction—2.6%
Centex Corp. (b)	532,000	29,936
Lennar Corp., Class A	637,000	33,417

		63,353

Capital Goods—4.1%
Joy Global, Inc.	296,200	14,318
Parker Hannifin Corp.	300,000	23,064
Zebra Technologies Corp., Class A (a)(b)	1,741,000	60,570

		97,952

Commercial Products—1.3%
ChoicePoint, Inc. (a)	781,000	30,756

Consumer Discretionary—8.0%
Dollar General Corp.	1,352,300	21,718
Family Dollar Stores, Inc. (b)	418,000	12,260
K-Swiss, Inc.	979,000	30,094
Oshkosh Truck Corp., Class B	1,051,000	50,889
Ross Stores, Inc.	329,000	9,640
TJX Cos., Inc.	1,615,000	46,060
Walgreen Co.	464,000	21,293

		191,954

Consumer Services—7.5%
Lamar Advertising Co., Class A (a)(b)	631,000	41,261
Royal Caribbean Cruises Ltd. (b)	1,569,200	64,934
WPP Group PLC	5,574,000	75,223

		181,418

Consumer Staples—1.7%
Clorox Co.	653,000	41,890

Energy—6.3%
ConocoPhillips	517,000	37,198
National-Oilwell, Inc. (a)	870,000	53,227
Prosafe ASA	2,040,000	28,868
Range Resources Corp.	1,180,000	32,403

		151,696

Financial Services—30.4%
AFLAC, Inc. (b)	443,000	20,378
Ambac Financial Group, Inc. (b)	400,000	35,628
Bank of New York Co., Inc.	1,055,000	41,535
CBL & Assoc. Properties, Inc., REIT	1,417,600	61,453
CIT Group, Inc.	591,200	32,971
Citigroup, Inc.	238,800	13,301
Conseco, Inc. (a)(b)	2,123,000	42,418
Countrywide Financial Corp. (b)	618,000	26,234
JPMorgan Chase & Co.	900,000	43,470
M&T Bank Corp. (b)	307,000	37,503
MBIA, Inc. (b)	587,000	42,886

	Shares	Value (000s)

OneBeacon Insurance Group Ltd. (a)(b)	733,000	$20,524
PartnerRe Ltd.	268,000	19,036
Platinum Underwriters Holdings Ltd.	996,000	30,816
ProLogis Group, Inc., REIT	628,000	38,164
Reinsurance Group of America (b)	656,900	36,589
Stancorp Financial Group, Inc.	1,630,200	73,440
TD Ameritrade Holding Corp.	986,000	15,953
Wachovia Corp.	443,400	25,252
Zions Bancorporation	917,000	75,598

		733,149

Healthcare—7.5%
Barr Laboratories, Inc. (a)	293,000	14,685
Coventry Health Care, Inc. (a)	416,200	20,831
DaVita, Inc. (a)	460,000	26,165
Health Net, Inc. (a)	1,116,000	54,305
Invitrogen Corp. (a)(b)	475,000	26,880
Laboratory Corp. of America Holdings (a)(b)	252,000	18,514
WellPoint, Inc. (a)	250,000	19,672

		181,052

Information Technology—1.2%
CDW Corp.	421,000	29,605

Materials & Processing—0.9%
Smurfit-Stone Containers Corp. (a)(b)	2,096,000	22,134

Technology—6.8%
Ametek, Inc.	625,500	19,916
Amphenol Corp., Class A	181,000	11,236
CACI International, Inc. (a)	642,000	36,273
Fairchild Semi-conductor International, Inc. (a)	913,000	15,347
Gentex Corp. (b)	1,070,600	16,659
Mantech International Corp. (a)	324,000	11,933
Tektronix, Inc.	1,153,313	33,642
Thermo Fisher Scientific, Inc. (a)(b)	397,300	17,994

		163,000

Telecommunications—2.2%
AT&T, Inc. (b)	1,274,700	45,570
Motorola, Inc.	396,000	8,142

		53,712

Transportation—3.0%
Union Pacific Corp. (b)	355,000	32,667
UTI Worldwide, Inc.	1,335,000	39,916

		72,583

	Shares	Value (000s)

Utilities—9.6%
Dominion Resources, Inc. (b)	600,000	$50,304
DPL, Inc. (b)	902,000	25,057
Duke Energy Corp. (b)	1,900,000	63,099
Entergy Corp.	306,000	28,250
SCANA Corp.	482,000	19,579
Vectren Corp.	637,946	18,041
Wisconsin Energy Corp.	560,000	26,578

		230,908

Total Common Stock (cost—$2,170,215)		2,392,215

EXCHANGE-TRADED FUND—1.0%
iShares Russell Midcap Value Index Fund (cost—$24,791)	170,000	24,938

SHORT-TERM INVESTMENTS—16.6%

Collateral Invested for Securities on Loan (d)—16.1%
Allianz Dresdner Daily Asset Fund (e)	60,000,000	60,000

	Principal Amount (000s)

Bank of America N.A.,
5.363% due 6/19/07, FRN (c)	$20,000	20,000
5.383% due 1/2/07	48,000	48,000
Bayerische Landesbank, 5.40% due 1/25/07, FRN	1,000	1,000
Bear Stearns Cos., Inc., 5.433% due 1/2/07	10,000	10,000
Citigroup Global Markets, Inc., 5.383% due 1/2/07	74,000	74,000
G Street Finance Corp., 5.333% due 1/24/07	17,000	16,935
Goldman Sachs Group L.P., 5.443% due 12/18/07 (c)	17,000	17,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	44,000	44,000
HSH Nordbank AG,
5.31% due 1/16/07	5,000	5,000
5.36% due 11/21/07, FRN (c)	10,000	10,000
Morgan Stanley,
5.372% due 8/17/07	5,000	5,000
5.373% due 4/5/07	22,000	22,000
5.38% due 2/2/07, FRN	10,000	10,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	5,000	5,000
Scaldis Capital LLC, 5.307% due 1/8/07 (c)	5,000	4,992
Sigma Finance, Inc., FRN (c),
5.368% due 6/20/07	10,000	10,000
5.369% due 4/5/07	5,000	5,002
5.372% due 7/27/07	14,100	14,103
Societe Generale, 5.25% due 1/2/07	5,760	5,760

		387,792

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  45

Schedule of Investments  (cont.)
OCC Renaissance Fund
December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—0.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $12,776; collateralized by Fannie Mae, 3.00%, due 8/15/07, valued at $13,029 including accrued interest (cost—$12,769)	$12,769	$12,769

Total Short-Term Investments (cost—$400,507)		400,561

Total Investments (cost—$2,595,513) (f)—116.8%		2,817,714

Liabilities in excess of other assets—(16.8)%		(406,160)

Net Assets—100.0%		$2,411,554

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $376,084; cash collateral of $386,872 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

(f) Securities with an aggregate value of $104,092, which represents 4.32% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

46  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
OCC Target Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.6%

Aerospace—1.0%
Spirit Aerosystems Holdings, Inc. (a)	200,000	$6,694

Capital Goods—4.8%
Joy Global, Inc.	260,000	12,569
Manitowoc Co.	165,000	9,806
Textron, Inc.	95,000	8,908

		31,283

Communications—4.3%
Focus Media Holding Ltd. ADR (a)	100,000	6,639
NII Holdings, Inc., Class B (a)(b)	330,000	21,265

		27,904

Consumer Discretionary—7.9%
CapitalSource, Inc., REIT (b)	475,000	12,972
Coach, Inc. (a)	425,000	18,258
Force Protection, Inc. (a)(b)	575,000	10,011
Nordstrom, Inc.	160,000	7,894
Under Armour, Inc. (a)(b)	50,000	2,523

		51,658

Consumer Services—9.9%
Corporate Executive Board Co. (b)	80,000	7,016
Hilton Hotels Corp. (b)	600,000	20,940
Live Nations, Inc. (a)	350,000	7,840
Pinnacle Entertainment, Inc. (a)	350,000	11,599
Starwood Hotels & Resorts Worldwide, Inc.	150,000	9,375
XM Satellite Radio Holdings, Inc., Class A (a)	500,000	7,225

		63,995

Consumer Staples—2.4%
Fomento Economico Mexicano S.A. de C.V. ADR	135,000	15,628
Energy—5.3%
First Solar, Inc. (a)	100,000	2,980
Grant Prideco, Inc. (a)	50,000	1,988
Helix Energy Solutions Group, Inc. (a)(b)	250,000	7,843
Quicksilver Resources, Inc. (a)(b)	250,000	9,148
Range Resources Corp.	200,000	5,492
Sunoco, Inc.	115,000	7,171

		34,622

Financial Services—11.7%
Affiliated Managers Group, Inc. (a)(b)	80,000	8,410
AmeriCredit Corp. (a)(b)	450,000	11,326
Greenhill & Co., Inc. (b)	150,000	11,070
IntercontinentalExchange, Inc. (a)	245,000	26,436
Redwood Trust, Inc., REIT	150,000	8,712
VistaPrint Ltd. (a)	300,000	9,933

		75,887

	Shares	Value (000s)

Healthcare—19.2%
Celgene Corp. (a)(b)	227,100	$13,065
Coventry Health Care, Inc. (a)	200,000	10,010
Express Scripts, Inc. (a)	150,000	10,740
Gen-Probe, Inc. (a)	215,000	11,260
Hologic, Inc. (a)(b)	250,000	11,820
Illumina, Inc. (a)	175,000	6,879
Intuitive Surgical, Inc. (a)	100,000	9,590
Keryx Biopharmaceuticals, Inc. (a)	500,000	6,650
New River Pharmaceuticals, Inc. (a)(b)	150,000	8,206
Psychiatric Solutions, Inc. (a)(b)	265,000	9,943
Sirona Dental Systems, Inc.	150,000	5,777
Theravance, Inc. (a)	350,000	10,811
Ventana Medical Systems, Inc. (a)(b)	240,000	10,327

		125,078

Materials & Processing—2.1%
Precision Castparts Corp.	175,000	13,699

Multi-Media—1.9%
Central European Media Enterprises Ltd., Class A (a)(b)	180,000	12,600

Technology—25.4%
ADC Telecommunications, Inc. (a)	380,000	5,521
Adobe Systems, Inc. (a)	300,000	12,336
Akamai Technologies, Inc. (a)	230,000	12,218
American Reprographics Co. (a)	250,000	8,327
American Tower Corp. (a)(b)	545,000	20,318
aQuantive, Inc. (a)	265,000	6,535
BEA Systems, Inc. (a)	640,000	8,051
Citrix Systems, Inc. (a)	260,000	7,033
Cognizant Technology Solutions Corp., Class A (a)	120,000	9,259
Comverse Technology, Inc. (a)(b)	220,000	4,644
Cypress Semi-conductor Corp. (a)(b)	315,000	5,314
Electronic Arts, Inc. (a)	90,000	4,532
Energy Conversion Devices, Inc. (a)(b)	110,000	3,738
F5 Networks, Inc. (a)	110,000	8,163
Juniper Networks, Inc. (a)	415,000	7,860
Marvell Technology Group Ltd. (a)	360,000	6,908
MEMC Electronic Materials, Inc. (a)	101,300	3,965
Microchip Technology, Inc.	100,000	3,270
National Semi-conductor Corp.	290,000	6,583
Network Appliance, Inc. (a)	220,000	8,642
SRA International, Inc. (a)(b)	175,000	4,680
TIBCO Software, Inc. (a)	770,000	7,269

		165,166

	Shares	Value (000s)

Telecommunications—0.7%
NTL, Inc.	185,000	$4,669

Transportation—3.0%
Copa Holdings S.A.	125,000	5,820
UTI Worldwide, Inc.	450,000	13,455

		19,275

Total Common Stock (cost—$524,705)		648,158

SHORT-TERM INVESTMENTS—23.3%

Collateral Invested for Securities on Loan (d)—23.3%
Allianz Dresdner Daily Asset Fund (e)	3,000,000	3,000

	Principal Amount (000s)

Bank of America N.A.,
5.362% due 11/8/07, FRN (c)	$10,000	10,000
5.383% due 1/2/07	23,000	23,000
Bayerische Landesbank, 5.40% due 1/25/07, FRN	1,000	1,000
Bear Stearns Cos., Inc., 5.433% due 1/2/07	20,000	20,000
Citigroup Global Markets, Inc., 5.383% due 1/2/07	16,000	16,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	2,000	2,000
HSH Nordbank AG, 5.36% due 11/21/07, FRN (c)	5,000	5,000
Morgan Stanley,
5.372% due 4/5/07	15,000	15,000
5.38% due 2/2/07, FRN	3,000	3,000
5.394% due 2/15/07, FRN	5,000	5,003
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.332% due 1/19/07	20,000	19,996
5.341% due 5/30/07	5,000	4,999
Sigma Finance, Inc., FRN (c),
5.363% due 4/16/07	5,000	5,000
5.368% due 6/20/07	5,000	5,000
5.369% due 4/5/07	5,000	5,002
Societe Generale, 5.25% due 1/2/07	6,596	6,597

Total Short-Term Investments (cost—$151,596)		151,597

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  47

Schedule of Investments  (cont.)
OCC Target Fund
December 31, 2006 (unaudited)

	Contracts	Value (000s)

OPTIONS PURCHASED (a)—0.1%

Call Options—0.1%
Citrix Systems, Inc. (CBOE)
strike price $25, expires 1/20/07	2,000	$520
strike price $30, expires 1/20/07	5,000	150

Total Options Purchased (cost—$1,929)		670

Total Investments (cost—$678,230)—123.0%		800,425

Liabilities in excess of other assets—(23.0)%		(149,444)

Net Assets—100.0%		$650,981

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $147,050; cash collateral of $151,204 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

48  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
OCC Value Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.3%

Aerospace—0.9%
Boeing Co.	200,000	$17,768

Building/Construction—5.0%
D.R. Horton, Inc.	1,000,000	26,490
Lennar Corp., Class A (b)	1,400,000	73,444

		99,934

Capital Goods—4.2%
Honeywell International, Inc. (b)	900,000	40,716
Parker Hannifin Corp.	550,000	42,284

		83,000

Consumer Discretionary—2.8%
Dollar General Corp. (b)	2,250,000	36,135
Federated Department Stores, Inc. (b)	250,000	9,532
TJX Cos., Inc.	375,000	10,695

		56,362

Consumer Services—4.3%
Carnival Corp. (b)	1,750,000	85,838

Energy—16.7%
BP PLC ADR	700,000	46,970
Chevron Corp. (b)	1,700,000	125,001
ConocoPhillips	1,450,000	104,327
GlobalSantaFe Corp.	1,000,000	58,780

		335,078

Financial Services—36.7%
Allstate Corp.	500,000	32,555
American International Group, Inc. (b)	500,000	35,830
Bank of America Corp.	700,000	37,373
Bank of New York Co., Inc.	1,050,000	41,338
Countrywide Financial Corp. (b)	2,500,000	106,125
Everest Re Group Ltd.	250,000	24,528
Hartford Financial Services Group, Inc.	400,000	37,324
JPMorgan Chase & Co. (b)	1,700,000	82,110
MBIA, Inc. (b)	1,300,000	94,978
Merrill Lynch & Co., Inc. (b)	500,000	46,550
MetLife, Inc. (b)	1,200,000	70,812
Morgan Stanley	600,000	48,858
RenaissanceRe Holdings Ltd.	593,500	35,610
Wells Fargo & Co.	1,150,000	40,894

		734,885

Healthcare—9.7%
Aetna, Inc.	1,000,000	43,180
Health Net, Inc. (a)	400,000	19,464
Pfizer, Inc.	2,800,000	72,520
WellPoint, Inc. (a)	750,000	59,018

		194,182

Industrial—0.9%
American Standard Cos., Inc.	400,000	18,340

Materials & Processing—2.3%
Temple-Inland, Inc. (b)	1,000,000	46,030

	Shares	Value (000s)

Multi-Media—0.9%
Dow Jones & Co., Inc. (b)	500,000	$19,000

Technology—1.3%
Dell, Inc. (a)(b)	1,000,000	25,090
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	2	—	(f)

		25,090

Telecommunications—7.2%
AT&T, Inc. (b)	2,300,000	82,225
Motorola, Inc.	2,000,000	41,120
Windstream Corp.	1,489,999	21,188

		144,533

Transportation—1.4%
Union Pacific Corp.	300,000	27,606

Utilities—5.0%
Dominion Resources, Inc. (b)	1,200,000	100,608

Total Common Stock (cost—$1,692,449)		1,988,254

SHORT-TERM INVESTMENTS—17.8%

Collateral Invested for Securities on Loan (d)—16.7%
Allianz Dresdner Daily Asset Fund (e)	254,097,412	254,097

	Principal amount (000s)

Bayerische Landesbank, 5.40% due 1/25/07, FRN	$1,000	1,000
Goldman Sachs Group L.P., Series 2,
5.40% due 9/15/07, FRN (c)	20,000	20,000
Morgan Stanley,
5.372% due 4/5/07	38,000	38,000
5.38% due 2/2/07, FRN	7,000	7,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	4,000	4,000
Sigma Finance, Inc., 5.369% due 4/5/07, FRN (c)	10,000	10,004

		334,101

Repurchase Agreement—1.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $22,454; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $13,197 including accrued interest; and Fannie Mae, 6.00%, due 5/15/08, valued at $9,698 including accrued interest (cost—$22,442)	22,442	22,442

Total Short-Term Investments (cost—$356,543)		356,543

Total Investments (cost—$2,048,992)—117.1%		2,344,797

Liabilities in excess of other assets—(17.1)%		(341,665)

Net Assets—100.0%		$2,003,132

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $325,863; cash collateral of $334,100 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

(f) Amount is less than $500.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  49

Financial Highlights

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

CCM Capital Appreciation Fund
Institutional Class
12/31/2006+	$20.22	$0.09	$0.88	$0.97	$(0.06)	$(1.37)
6/30/2006	18.36	0.12	1.78	1.90	(0.04)	—
6/30/2005	16.63	0.16	1.67	1.83	(0.10)	—
6/30/2004	14.27	0.06	2.30	2.36	—	—
6/30/2003	14.83	0.04	(0.60)	(0.56)	—	—
6/30/2002	17.72	0.08	(2.93)	(2.85)	(0.04)	—
Administrative Class
12/31/2006+	$19.78	$0.06	$0.86	$0.92	$(0.03)	$(1.37)
6/30/2006	17.99	0.07	1.74	1.81	(0.02)	—
6/30/2005	16.32	0.11	1.64	1.75	(0.08)	—
6/30/2004	14.04	0.02	2.26	2.28	—	—
6/30/2003	14.59	0.01	(0.56)	(0.55)	—	—
6/30/2002	17.46	0.04	(2.88)	(2.84)	(0.03)	—
CCM Emerging Companies Fund
Institutional Class
12/31/2006+	$24.55	$(0.05)	$(0.14)	$(0.19)	$—	$(2.37)
6/30/2006	23.27	(0.20)	3.40	3.20	—	(1.92)
6/30/2005	23.89	(0.18)	1.73	1.55	—	(2.17)
6/30/2004	19.70	(0.26)	6.27	6.01	—	(1.82)
6/30/2003	21.62	(0.20)	0.53	0.33	—	(2.25)
6/30/2002	23.34	(0.22)	1.20	0.98	—	(2.70)
Administrative Class
12/31/2006+	$23.57	$(0.08)	$(0.13)	$(0.21)	$—	$(2.37)
6/30/2006	22.46	(0.25)	3.28	3.03	—	(1.92)
6/30/2005	23.20	(0.23)	1.66	1.43	—	(2.17)
6/30/2004	19.21	(0.31)	6.12	5.81	—	(1.82)
6/30/2003	21.19	(0.24)	0.51	0.27	—	(2.25)
6/30/2002	22.99	(0.28)	1.18	0.90	—	(2.70)
CCM Focused Growth Fund
Institutional Class
12/31/2006+	$9.34	$0.02	$0.24	$0.26	$(0.02)	$(0.14)
6/30/2006	7.82	0.04	1.50	1.54	(0.02)	—
6/30/2005	6.94	0.02	0.86	0.88	—	—
6/30/2004	5.66	— (b)	1.28	1.28	—	—
6/30/2003	5.63	— (b)	0.03	0.03	—	—
6/30/2002	7.64	(0.01)	(1.99)	(2.00)	—	(0.01)
Administrative Class
9/15/06-12/31/2006+	$9.14	$0.01	$0.44	$0.45	$(0.03)	$(0.14)

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	Amount is less than $0.01 per share.

50  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$(1.43)	$—	(b)	$19.76	4.71%	$419,128	0.70	%*	0.84%*	85%
—	(0.04)	—	(b)	20.22	10.33	383,054	0.72		0.60	161
—	(0.10)	—		18.36	11.01	258,048	0.71		0.90	137
—	—	—		16.63	16.54	292,920	0.71		0.35	148
—	—	—		14.27	(3.77)	240,130	0.70		0.33	161
—	(0.04)	—		14.83	(16.08)	247,275	0.71		0.51	110

$—	$(1.40)	$—	(b)	$19.30	4.57%	$495,063	0.95	%*	0.60%*	85%
—	(0.02)	—	(b)	19.78	10.09	459,715	0.97		0.35	161
—	(0.08)	—		17.99	10.75	287,845	0.96		0.66	137
—	—	—		16.32	16.24	235,357	0.96		0.10	148
—	—	—		14.04	(3.76)	188,923	0.95		0.08	161
—	(0.03)	—		14.59	(16.28)	166,964	0.96		0.26	110

$—	$(2.37)	$—	(b)	$21.99	(0.79)%	$505,025	1.52	%*	(0.46)%*	104%
—	(1.92)	—	(b)	24.55	14.08	597,208	1.52		(0.81)	155
—	(2.17)	—		23.27	6.82	597,547	1.51		(0.79)	144
—	(1.82)	—		23.89	31.57	491,944	1.50		(1.13)	176
—	(2.25)	—		19.70	3.50	284,187	1.50		(1.14)	130
—	(2.70)	—		21.62	4.95	219,868	1.51		(1.03)	122

$—	$(2.37)	$—	(b)	$20.99	(0.91)%	$55,869	1.77	%*	(0.72)%*	104%
—	(1.92)	—	(b)	23.57	13.82	62,776	1.77		(1.06)	155
—	(2.17)	—		22.46	6.49	50,854	1.76		(1.05)	144
—	(1.82)	—		23.20	31.33	55,531	1.75		(1.39)	176
—	(2.25)	—		19.21	3.27	50,035	1.75		(1.40)	130
—	(2.70)	—		21.19	4.65	28,822	1.75		(1.30)	122

$—	$(0.16)	$—		$9.44	2.74%	$6,365	0.72	%*	0.47%*	105%
—	(0.02)	—	(b)	9.34	19.68	4,600	0.73		0.48	153
—	—	—		7.82	12.79	3,457	0.71		0.24	123
—	—	—		6.94	22.61	2,527	0.71		0.08	90
—	—	—		5.66	0.53	1,916	0.70		0.02	232
—	(0.01)	—		5.63	(26.23)	1,912	0.70		(0.13)	113

$—	$(0.17)	$—		$9.42	4.93%	$11	0.99	%*	0.22%*	105%

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  51

Financial Highlights  (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

CCM Mid-Cap Fund
Institutional Class
12/31/2006+	$28.50	$0.08	$0.08	$0.16	$—	$(2.87)
6/30/2006	25.20	0.10	3.20	3.30	—	—
6/30/2005	21.80	0.07	3.33	3.40	—	—
6/30/2004	17.65	0.02	4.13	4.15	—	—
6/30/2003	18.05	0.01	(0.41)	(0.40)	—	—
6/30/2002	21.35	0.08	(3.21)	(3.13)	(0.14)	—

Administrative Class
12/31/2006+	$27.89	$0.05	$0.07	$0.12	$—	$(2.87)
6/30/2006	24.71	0.02	3.16	3.18	—	—
6/30/2005	21.44	0.02	3.25	3.27	—	—
6/30/2004	17.40	(0.03)	4.07	4.04	—	—
6/30/2003	17.83	(0.03)	(0.40)	(0.43)	—	—
6/30/2002	21.16	0.04	(3.23)	(3.19)	(0.14)	—

Allianz Global Investors Multi-Style Fund
Institutional Class
12/31/2006+	$11.80	$0.20	$0.89	$1.09	$(0.26)	$(0.15)
6/30/2006	11.09	0.24	0.82	1.06	(0.22)	(0.13)
6/30/2005	10.61	0.32	0.45	0.77	(0.29)	—
6/30/2004	9.29	0.30	1.18	1.48	(0.16)	—
6/30/2003	9.26	0.26	0.05	0.31	(0.28)	—
6/30/2002	9.94	0.40	(0.78)	(0.38)	(0.30)	—

NFJ Dividend Value Fund
Institutional Class
12/31/2006+	$15.51	$0.24	$1.95	$2.19	$(0.20)	$(0.29)
6/30/2006	13.85	0.43	1.90	2.33	(0.45)	(0.22)
6/30/2005	12.59	0.36	1.39	1.75	(0.34)	(0.15)
6/30/2004	10.54	0.34	2.07	2.41	(0.27)	(0.09)
6/30/2003	11.35	0.35	(0.31)	0.04	(0.35)	(0.50)
6/30/2002	12.51	0.34	(0.28)	0.06	(0.36)	(0.86)

Administrative Class
12/31/2006+	$15.56	$0.22	$1.96	$2.18	$(0.19)	$(0.29)
6/30/2006	13.86	0.34	1.96	2.30	(0.38)	(0.22)
6/30/2005	12.60	0.33	1.39	1.72	(0.31)	(0.15)
6/30/2004	10.56	0.31	2.06	2.37	(0.24)	(0.09)
6/30/2003	11.38	0.32	(0.30)	0.02	(0.34)	(0.50)
6/30/2002	12.55	0.32	(0.29)	0.03	(0.34)	(0.86)

NFJ International Value Fund
Institutional Class
12/31/2006+	$19.43	$0.19	$3.22	$3.41	$(0.16)	$(0.27)
6/30/2006	15.38	0.49	3.88	4.37	(0.18)	(0.15)
6/30/2005	14.73	0.62	3.15	3.77	(0.64)	(2.48)
6/30/2004	11.34	0.52	4.12	4.64	(0.39)	(0.86)
1/31/2003 - 6/30/2003	10.00	0.18	1.25	1.43	(0.09)	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Fund invests.

(c)	If the Adviser had not waived the administrative expenses, the ratio of expenses to average net assets would have been 0.15%.

(d)	Less than $0.01 per share.

(e)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $28.48 and 13.04%, respectively.

(f)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.87 and 12.81%, respectively.

(g)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.

(h)	Effective May 1, 2005, the Fund paid an Advisory Fee of 0.60%.

52  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—	$(2.87)	$—	(d)	$25.79		0.42%	$404,948	0.70	%*	0.59	%*	89%
—	—	—	(d)	28.50	(e)	13.10 (e)	470,705	0.71		0.35		174
—	—	—		25.20		15.60	271,735	0.71		0.31		140
—	—	—		21.80		23.51	254,401	0.71		0.12		165
—	—	—		17.65		(2.22)	254,338	0.71		0.08		155
(0.03)	(0.17)	—		18.05		(14.71)	520,160	0.71		0.41		168

$—	$(2.87)	$—	(d)	$25.14		0.29%	$285,625	0.95	%*	0.34	%*	89%
—	—	—	(d)	27.89	(f)	12.87 (f)	304,305	0.96		0.09		174
—	—	—		24.71		15.25	260,340	0.96		0.07		140
—	—	—		21.44		23.22	190,058	0.95		(0.14)		165
—	—	—		17.40		(2.41)	118,600	0.96		(0.19)		155
—	(0.14)	—		17.83		(15.10)	115,357	0.96		0.20		168

$—	$(0.41)	$—	(d)	$12.48		9.24%	$7,299	0.10	%*	3.20	%*	5%
—	(0.35)	—	(d)	11.80		9.56	745	0.10	(b)	2.05		6
—	(0.29)	—		11.09		7.35	909	0.10	(b)(c)	2.93		25
—	(0.16)	—		10.61		16.70	1,987	0.10	(b)(c)	2.94		23
—	(0.28)	—		9.29		3.54	1,196	0.10	(b)(c)	2.85		13
—	(0.30)	—		9.26		(3.89)	26	0.10	(b)(c)	4.11		24

$—	$(0.49)	$—	(d)	$17.21		14.16%	$901,110	0.68	%*	2.86	%*	7%
—	(0.67)	—	(d)	15.51		17.21	349,151	0.71		2.89		26
—	(0.49)	—		13.85		14.08	119,556	0.71		2.74		30
—	(0.36)	—		12.59		23.11	72,757	0.70		2.86		36
—	(0.85)	—		10.54		0.92	36,852	0.70		3.52		43
—	(1.22)	—		11.35		0.96	34,152	0.74		2.88		50

$—	$(0.48)	$—	(d)	$17.26		14.06%	$97,736	0.96	%*	2.54	%*	7%
—	(0.60)	—	(d)	15.56		16.89	9,904	0.95		2.24		26
—	(0.46)	—		13.86		13.78	1,525	0.96		2.49		30
—	(0.33)	—		12.60		22.69	1,523	0.96		2.62		36
—	(0.84)	—		10.56		0.72	1,136	0.95		3.25		43
—	(1.20)	—		11.38		0.67	1,253	0.99		2.65		50

$—	$(0.43)	$—	(d)	$22.41		17.73%	$9,495	1.07	%*	1.84	%*	3%
—	(0.33)	0.01		19.43		28.63	3,026	1.08		2.70		25
—	(3.12)	—		15.38		27.08	2,501	0.53	(g)(h)	4.06		61
—	(1.25)	—		14.73		42.12	1,927	0.41		3.80		80
—	(0.09)	—		11.34		14.24	1,321	0.40	*	4.21	*	28

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  53

Financial Highlights  (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

NFJ Large-Cap Value Fund
Institutional Class
12/31/2006+	$17.79	$0.19	$1.88	$2.07	$(0.16)	$(0.41)
6/30/2006	16.06	0.38	2.10	2.48	(0.38)	(0.37)
6/30/2005	14.64	0.30	1.96	2.26	(0.26)	(0.59)
6/30/2004	12.26	0.25	2.36	2.61	(0.23)	—
6/30/2003	13.17	0.29	(0.71)	(0.42)	(0.23)	(0.26)
6/30/2002	12.64	0.27	0.52	0.79	(0.26)	—
Administrative Class
9/15/2006 – 12/31/2006+	$18.21	$0.10	$1.53	$1.63	$(0.16)	$(0.41)
NFJ Mid-Cap Value Fund
Institutional Class
8/22/2006 – 12/31/2006+	$15.00	$—	$—	$—	$—	$—
NFJ Small-Cap Value Fund
Institutional Class
12/31/2006+	$32.44	$0.45	$2.53	$2.98	$(0.65)	$(2.52)
6/30/2006	31.08	0.77	3.69	4.46	(0.63)	(2.47)
6/30/2005	27.93	0.66	4.53	5.19	(0.44)	(1.60)
6/30/2004	22.03	0.60	5.83	6.43	(0.30)	(0.23)
6/30/2003	21.85	0.44	—	0.44	(0.24)	(0.05)
6/30/2002	19.26	0.41	2.31	2.72	(0.13)	—
Administrative Class
12/31/2006+	$31.52	$0.39	$2.46	$2.85	$(0.59)	$(2.52)
6/30/2006	30.31	0.66	3.59	4.25	(0.57)	(2.47)
6/30/2005	27.32	0.58	4.43	5.01	(0.42)	(1.60)
6/30/2004	21.79	0.57	5.47	6.04	(0.28)	(0.23)
6/30/2003	21.67	0.38	0.01	0.39	(0.22)	(0.05)
6/30/2002	19.15	0.36	2.27	2.63	(0.11)	—
OCC Core Equity Fund
Institutional Class
12/31/2006+	$10.88	$0.04	$1.24	$1.28	$(0.05)	$(0.17)
6/30/2006	10.26	0.09	0.70	0.79	(0.04)	(0.13)
3/31/2005 – 6/30/2005	10.00	0.03	0.23	0.26	—	—
OCC Equity Premium Strategy Fund
Institutional Class
12/31/2006+	$8.46	$0.03	$1.08	$1.11	$—	$(0.28)
6/30/2006	8.04	0.07	0.66	0.73	(0.01)	(0.30)
6/30/2005	7.66	0.11	0.36	0.47	(0.09)	—
6/30/2004	6.57	0.12	1.10	1.22	(0.13)	—
6/30/2003	7.03	0.12	(0.47)	(0.35)	(0.11)	—
6/30/2002	9.25	0.12	(2.29)	(2.17)	(0.05)	—
Administrative Class
12/31/2006+	$8.41	$0.02	$1.09	$1.11	$—	$(0.28)
6/30/2006	8.02	0.04	0.65	0.69	— (b)	(0.30)
6/30/2005	7.65	0.09	0.35	0.44	(0.07)	—
6/30/2004	6.55	0.10	1.11	1.21	(0.11)	—
6/30/2003	7.00	0.09	(0.46)	(0.37)	(0.08)	—
6/30/2002	9.23	0.09	(2.27)	(2.18)	(0.05)	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	Less than $0.01 per share.

(c)	If the Adviser had not waived the administrative expenses, the ratio of expenses to average net assets would have been 0.76%.

(d)	Repayments by the Adviser increased the total return by 0.05%. If the Adviser had not made repayments, total return would have been 6.09%.

(e)	Repayments by the Adviser increased the total return by 0.05%. If the Adviser had not made repayments, total return would have been 5.79%.

(f)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by less than .005.

(g)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by less than .005.

54  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—	$(0.57)	$—	(b)	$19.29		11.64%		$77,100	0.72	%*	2.06	*%	15%
—	(0.75)	—	(b)	17.79		15.77		27,324	0.73		2.23		32
—	(0.85)	0.01		16.06		15.78		7,835	0.71		1.96		35
—	(0.23)	—		14.64		21.46		3,279	0.70		1.82		99
—	(0.49)	—		12.26		(2.99)		2,268	0.70		2.52		54
—	(0.26)	—		13.17		6.40		1,834	0.71		2.07		49

$—	$(0.57)	$—	(b)	$19.27		9.01%		$128	1.04	%*	1.69	%*	15%

$—	$—	$—		$15.00		—%		$—	0.86	%*	—	%*	—%

$—	$(3.17)	$—	(b)	$32.25		9.09%		$750,138	0.84	%*	2.67	%*	10%
—	(3.10)	—	(b)	32.44		15.00		653,254	0.86		2.40		32
—	(2.04)	—		31.08		19.00		462,991	0.86		2.25		20
—	(0.53)	—		27.93		29.53		266,629	0.86		2.40		30
—	(0.29)	0.03		22.03		2.28		153,509	0.85		2.20		20
—	(0.13)	—		21.85		14.25		70,329	0.85		2.04		40

$—	$(3.11)	$—	(b)	$31.26		8.96%		$795,507	1.09	%*	2.42	%*	10%
—	(3.04)	—	(b)	31.52		14.65		698,010	1.11		2.13		32
—	(2.02)	—		30.31		18.74		527,720	1.11		2.02		20
—	(0.51)	—		27.32		28.04		197,865	1.11		2.28		30
—	(0.27)	—		21.79		1.93		67,899	1.10		1.89		20
—	(0.11)	—		21.67		13.85		38,107	1.10		1.82		40

$—	$(0.22)	$—		$11.94		11.74%		$5,140	0.72	%*	0.69	%*	30%
—	(0.17)	—	(b)	10.88		7.77		3,284	0.72		0.85		80
—	—	—		10.26		2.60		3,049	0.70	*(c)	1.14	*	13

$—	$(0.28)	$—	(b)	$9.29	(f)	13.38	%(f)	$3,250	0.90	%*	0.59	%*	79%
—	(0.31)	—	(b)	8.46		8.91		4,836	0.90		0.78		149
—	(0.09)	—		8.04		6.14	(d)	6,712	0.86		1.40		24
—	(0.13)	—		7.66		18.66		8,212	0.86		1.63		83
—	(0.11)	—		6.57		(4.81)		6,857	0.86		1.86		84
—	(0.05)	—		7.03		(23.45)		5,676	0.86		1.49		101

$—	$(0.28)	$—	(b)	$9.24	(g)	13.33	%(g)	$448	1.15	%*	0.35	%*	79%
—	(0.30)	—	(b)	8.41		8.66		531	1.15		0.52		149
—	(0.07)	—		8.02		5.84	(e)	739	1.11		1.15		24
—	(0.11)	—		7.65		18.56		780	1.11		1.41		83
—	(0.08)	—		6.55		(5.17)		949	1.11		1.49		84
—	(0.05)	—		7.00		(23.69)		21,844	1.11		1.21		101

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  55

Financial Highlights  (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

OCC Growth Fund
Institutional Class
12/31/2006+	$20.74	$0.02	$2.62	$2.64	$—	$—
6/30/2006	18.76	0.04	1.94	1.98	—	—
6/30/2005	18.13	0.11	0.52	0.63	—	—
6/30/2004	15.13	0.02	2.98	3.00	—	—
6/30/2003	16.35	0.03	(1.25)	(1.22)	—	—
6/30/2002	22.10	0.03	(5.62)	(5.59)	—	(0.16)
Administrative Class
12/31/2006+	$20.28	$(0.01)	$2.56	$2.55	$—	$—
6/30/2006	18.39	(0.01)	1.90	1.89	—	—
6/30/2005	17.81	0.07	0.51	0.58	—	—
6/30/2004	14.90	(0.03)	2.94	2.91	—	—
6/30/2003	16.15	(0.01)	(1.24)	(1.25)	—	—
6/30/2002	21.90	(0.02)	(5.57)	(5.59)	—	(0.16)
OCC International Equity Fund
Institutional Class
7/03/2006 – 12/31/2006+	$15.00	$0.01	$1.99	$2.00	$(0.01)	$(0.04)
OCC Opportunity Fund
Institutional Class
12/31/2006+	$21.84	$(0.08)	$2.50	$2.42	$—	$(0.54)
6/30/2006	18.95	(0.13)	3.02	2.89	—	—
6/30/2005	17.86	(0.11)	1.20	1.09	—	—
6/30/2004	13.13	(0.09)	4.82	4.73	—	—
6/30/2003	12.68	(0.07)	0.52	0.45	—	—
6/30/2002	16.02	(0.09)	(3.25)	(3.34)	—	—
Administrative Class
12/31/2006+	$21.55	$(0.10)	$2.45	$2.35	$—	$(0.54)
6/30/2006	18.74	(0.18)	2.99	2.81	—	—
6/30/2005	17.70	(0.16)	1.20	1.04	—	—
6/30/2004	13.04	(0.13)	4.79	4.66	—	—
6/30/2003	12.63	(0.10)	0.51	0.41	—	—
6/30/2002	16.00	(0.12)	(3.25)	(3.37)	—	—
OCC Renaissance Fund
Institutional Class
12/31/2006+	$22.19	$0.10	$2.42	$2.52	$—	$(3.16)
6/30/2006	24.78	0.16	1.48	1.64	—	(4.23)
6/30/2005	25.10	0.09	(0.41)	(0.32)	—	—
6/30/2004	17.39	0.05	7.66	7.71	—	—
6/30/2003	19.26	0.07	(1.25)	(1.18)	—	(0.69)
6/30/2002	19.38	0.10	1.10	1.20	—	(1.32)
Administrative Class
12/31/2006+	$21.86	$0.07	$2.38	$2.45	$—	$(3.16)
6/30/2006	24.53	0.09	1.47	1.56	—	(4.23)
6/30/2005	24.90	0.04	(0.41)	(0.37)	—	—
6/30/2004	17.30	(0.01)	7.61	7.60	—	—
6/30/2003	19.13	0.03	(1.17)	(1.14)	—	(0.69)
6/30/2002	19.29	0.06	1.10	1.16	—	(1.32)

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	Less than $0.10 per share.

(c)

Repayments by the Adviser increased the end of period net asset value per share by $0.04 and total return by 0.27%. If the Adviser had not made the end of period net asset value and total return would have been $21.83 and 6.31%, respectively.

(d)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.20%. If the Adviser had not made the end of period net asset value and total return would have been $21.82 and 15.13%, respectively.

(e)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.12%. If the Adviser had not made the end of period net asset value and total return would have been $21.53 and 14.87%, respectively.

(f)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.14%. If the Adviser had not made repayments, end of period net asset value and total return would have been $18.36 and 3.12%, respectively.

(g)

Payments from Affiliates increased the end of period net asset value by $0.03 per share and the total return by 0.14%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.16 and 6.59%, respectively.

56  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$—	$—	(b)	$23.38		12.73%		$3,272	0.77	%*	0.16%*	39%
—	—	—	(b)	20.74		10.55		5,651	0.77		0.22	115
—	—	—		18.76	(e)	3.47	(e)	6,645	0.76		0.58	39
—	—	—		18.13	(c)	19.83	(c)	7,497	0.76		0.09	71
—	—	—		15.13		(7.46)		15,833	0.76		0.20	70
—	(0.16)	—		16.35		(25.42)		21,835	0.76		0.14	76

$—	$—	$—	(b)	$22.83		12.57%		$92	1.02	%*	(0.05)%*	39%
—	—	—	(b)	20.28		10.28		101	1.02		(0.03)	115
—	—	—		18.39	(f)	3.26	(f)	99	1.01		0.38	39
—	—	—		17.81	(d)	19.53	(d)	145	1.01		(0.15)	71
—	—	—		14.90		(7.74)		219	1.01		(0.06)	70
—	(0.16)	—		16.15		(25.65)		4,036	1.01		(0.12)	76

$—	$(0.05)	$—		$16.95		13.34%		$4,345	1.09	%*	0.18%*	27%

$—	$(0.54)	$—	(b)	$23.72		11.00%		$34,512	0.93	%*	(0.69)%*	78%
—	—	—	(b)	21.84	(k)	15.25	(k)	38,377	0.92		(0.62)	171
—	—	—		18.95		6.10	(m)	36,853	0.91		(0.64)	139
—	—	—		17.86		36.02		53,116	0.91		(0.58)	184
—	—	—		13.13		3.55		59,068	0.91		(0.68)	214
—	—	—		12.68		(20.85)		69,091	0.91		(0.62)	201

$—	$(0.54)	$—	(b)	$23.36		10.82%		$185	1.15	%*	(0.93)%*	78%
—	—	—	(b)	21.55	(l)	15.00	(l)	2,904	1.17		(0.87)	171
—	—	—		18.74		5.88	(n)	3,411	1.16		(0.89)	139
—	—	—		17.70		35.74	(o)	3,647	1.17		(0.79)	184
—	—	—		13.04		3.25		3,562	1.16		(0.93)	214
—	—	—		12.63		(21.06)		6,766	1.16		(0.88)	201

$—	$(3.16)	$—		$21.55		11.46%		$55,180	0.85	%*	0.86%*	51%
—	(4.23)	—	(b)	22.19	(g)	6.73	(g)	51,569	0.86		0.66	85
—	—	—		24.78	(h)	(1.27	)(h)	149,294	0.86		0.38	101
—	—	—		25.10		44.34		305,637	0.86		0.21	60
—	(0.69)	—		17.39		(5.60)		167,562	0.86		0.48	76
—	(1.32)	—		19.26		5.89		140,322	0.86		0.47	109

$—	$(3.16)	$—		$21.15		11.31%		$103,053	1.10	%*	0.60%*	51%
—	(4.23)	—	(b)	21.86	(j)	6.45	(j)	127,136	1.11		0.40	85
—	—	—		24.53	(i)	(1.49	)(i)	189,795	1.11		0.15	101
—	—	—		24.90		43.93		175,132	1.11		(0.04)	60
—	(0.69)	—		17.30		(5.44)		67,270	1.11		0.23	76
—	(1.32)	—		19.13		5.70		42,939	1.11		0.27	109

(h)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.07%. If the Adviser had not made repayments, end of period net asset value and total return would have been $24.76 and (1.34)%, respectively.

(i)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.06%. If the Adviser had not made (less than $0.01 per share. repayments, end of period net asset value and total return would have been $24.51 and (1.55)%, respectively.

(k)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.12%. If the Affiliates had not made these payments, repayments, end of period net asset value and total return would have been $17.78 and 19.33%, respectively.

(j)

Payments from Affiliates increased the end of period net asset value by $0.03 per share and the total return by 0.14%. If the Affiliates had not made these payments, repayments, end of period net asset value and total return would have been $18.09 and 19.56%, respectively.

(l)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.13%. If the Affiliates had not made these payments, repayments, end of period net asset value and total return would have been $18.74 and 3.35%, respectively.

(m)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 6.09%.

(n)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 5.87%.

(o)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 35.72%.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  57

Financial Highlights  (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

OCC Target Fund
Institutional Class
12/31/2006+	$18.18	$(0.01)	$2.43	$2.42	$—	$—
6/30/2006	18.18	(0.07)	2.06	1.99	—	—
6/30/2005	17.42	(0.05)	0.81	0.76	—	—
6/30/2004	13.48	(0.06)	4.00	3.94	—	—
6/30/2003	13.41	(0.04)	0.11	0.07	—	—
6/30/2002	19.37	(0.04)	(5.92)	(5.96)	—	—
Administrative Class
12/31/2006+	$18.10	$(0.04)	$2.43	$2.39	$—	$—
6/30/2006	18.10	(0.12)	2.04	1.92	—	—
6/30/2005	17.39	(0.09)	0.80	0.71	—	—
6/30/2004	13.48	(0.10)	4.01	3.91	—	—
6/30/2003	13.43	(0.07)	0.12	0.05	—	—
6/30/2002	19.45	(0.08)	(5.94)	(6.02)	—	—
OCC Value Fund
Institutional Class
12/31/2006+	$16.49	$0.15	$2.82	$2.97	$(0.24)	$(1.24)
6/30/2006	17.62	0.25	1.20	1.45	(0.23)	(2.35)
6/30/2005	17.46	0.21	0.49	0.70	(0.08)	(0.46)
6/30/2004	12.90	0.16	4.48	4.64	(0.08)	—
6/30/2003	13.89	0.14	(0.55)	(0.41)	—	(0.58)
6/30/2002	16.20	0.14	(0.54)	(0.40)	—	(1.91)
Administrative Class
12/31/2006+	$16.18	$0.12	$2.77	$2.89	$(0.23)	$(1.24)
6/30/2006	17.34	0.20	1.19	1.39	(0.20)	(2.35)
6/30/2005	17.17	0.16	0.49	0.65	(0.02)	(0.46)
6/30/2004	12.71	0.12	4.41	4.53	(0.07)	—
6/30/2003	13.73	0.11	(0.55)	(0.44)	—	(0.58)
6/30/2002	16.09	0.09	(0.54)	(0.45)	—	(1.91)

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	Less than $0.01 per share.

(c)

Repayments by the Adviser increased the end of period net asset value per share by $0.01 and total return by 0.04%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.61 and 3.94%, respectively.

(d)

Repayments by the Adviser increased the end of period net asset value per share by $0.01 and total return by 0.04%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.33 and 3.73%, respectively.

(e)

Payments from Affiliates increased the end of period net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $20.17 and 10.87%, respectively.

(f)

Payments from Affiliates increased the end of period net asset value by $0.01 per share and the total return by 0.08%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $20.01 and 10.53%, respectively.

(g)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 4.34%.

(h)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 4.06%.

(i)	Repayments by the Adviser increased the total return by 0.03%. If the Adviser had not made repayments, total return would have been 28.98%.

58  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$—	$—	(b)	$20.60		12.05%	$8,216	0.83	%*	(0.12)%*	60%
—	—	—	(b)	20.17	(e)	10.89 (e)	7,349	0.82		(0.36)	134
—	—	—		18.18		4.36 (g)	57,815	0.81		(0.30)	103
—	—	—		17.42		29.23	61,005	0.81		(0.37)	96
—	—	—		13.48		0.52	46,106	0.81		(0.31)	105
—	—	—		13.41		(30.77)	44,689	0.81		(0.24)	114

$—	$—	$—	(b)	$20.49		11.94%	$187	1.08	%*	(0.40)%*	60%
—	—	—	(b)	20.02	(f)	10.61 (f)	203	1.07		(0.60)	134
—	—	—		18.10		4.08 (h)	206	1.06		(0.55)	103
—	—	—		17.39		29.01 (i)	335	1.06		(0.62)	96
—	—	—		13.48		0.37	285	1.06		(0.59)	105
—	—	—		13.43		(30.95)	4,518	1.06		(0.52)	114

$—	$(1.48)	$—	(b)	$17.98		18.05%	$107,067	0.71	%*	1.65%*	38%
—	(2.58)	—	(b)	16.49		8.51	90,492	0.72		1.43	63
—	(0.54)	—		17.62	(c)	3.98 (c)	128,968	0.71		1.20	101
—	(0.08)	—		17.46		36.10	191,216	0.71		1.00	67
—	(0.58)	—		12.90		(2.40)	80,389	0.70		1.27	152
—	(1.91)	—		13.89		(3.31)	66,457	0.70		0.87	190

$—	$(1.47)	$—	(b)	$17.60		17.87%	$98,233	0.96	%*	1.41%*	38%
—	(2.55)	—	(b)	16.18		8.25	83,668	0.97		1.19	63
—	(0.48)	—		17.34	(d)	3.77 (d)	117,497	0.96		0.95	101
—	(0.07)	—		17.17		35.72	96,072	0.96		0.76	67
—	(0.58)	—		12.71		(2.65)	24,549	0.95		0.99	152
—	(1.91)	—		13.73		(3.67)	31,115	0.95		0.59	190

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  59

Statements of Assets and Liabilities

December 31, 2006 (Unaudited) (Amounts in thousands, except per share amounts)	CCM Capital Appreciation Fund	CCM Emerging Companies Fund	CCM Focused Growth Fund	CCM Mid-Cap Fund	Allianz Global Investors Multi-Style Fund

Assets:
Investments, at value	$1,780,243	$695,724	$6,898	$1,450,148	$314,192
Investments in Affiliates, at value	—	—	—	—	—
Repurchase agreement, at value	—	—	—	—	—
Cash	1	—	—	—	—
Securities lending interest receivable (net)	21	30	—	28	—
Receivable for investments sold	4,353	11,401	35	6,028	—
Receivable for Fund shares sold	1,325	224	28	2,048	1,737
Dividends and interest receivable (net of foreign taxes)	1,555	508	4	828	495
Dividends and interest receivable from Affiliates	—	—	—	—	—

	1,787,498	707,887	6,965	1,459,080	316,424

Liabilities:
Payable for investments purchased	—	11,871	—	—	495
Overdraft due to custodian	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payable for Fund shares redeemed	4,343	20,933	2	7,985	201
Payable for collateral for securities on loan	202,898	113,426	—	192,793	—
Dividends payable	—	—	—	—	—
Investment advisory fee payable	601	628	3	493	—
Administration fee payable	385	124	2	325	105
Distribution fee payable	243	11	—	176	152
Servicing fee payable	142	—	—	123	66

	208,612	146,993	7	201,895	1,019

Net Assets	$1,578,886	$560,894	$6,958	$1,257,185	$315,405

Net Assets Consist of:
Paid-in-capital	$1,430,056	$505,900	$6,815	$1,169,807	$265,953
Undistributed (dividends in excess of) net investment income	3,710	(1,496)	13	1,627	884
Accumulated net realized gain (loss)	14,983	11,481	(319)	7,706	12,272
Net unrealized appreciation of investments, options written and foreign currency transactions	130,137	45,009	449	78,045	36,296

	$1,578,886	$560,894	$6,958	$1,257,185	$315,405

Net Assets:
Institutional Class	$419,128	$505,025	$6,365	$404,948	$7,299
Administrative Class	495,063	55,869	11	285,625	—
Other Classes	664,695	—	582	566,612	308,106
Shares Issued and Outstanding:
Institutional Class	21,212	22,964	674	15,700	585
Administrative Class	25,655	2,662	1	11,361	—
Other Classes	35,469	—	62	23,432	24,648
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$19.76	$21.99	$9.44	$25.79	$12.48
Administrative Class	19.30	20.99	9.42	25.14	—

Cost of Investments	$1,650,106	$650,715	$6,449	$1,372,103	$277,896

Cost of Investments in Affiliates	$—	$—	$—	$—	$—

Cost of Repurchase Agreement	$—	$—	$—	$—	$—

Proceeds Received for Options Written	$—	$—	$—	$—	$—

60  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund	OCC Core Equity Fund	OCC Equity Premium Strategy Fund	OCC Growth Fund	OCC International Equity Fund

$5,420,233	$299,426	$306,378	$4,269	$5,580,248	$7,306	$62,841	$613,643	$4,320
—	—	—	—	33,073	—	—	—	—
603,751	—	—	685	—	—	8,853	—	—
1	—	—	1	—	1	—	1	—
55	25	2	—	300	—	1	6	—
—	—	—	49	11,108	—	—	—	20
54,067	3,932	1,430	210	10,530	—	75	138	—
13,393	718	561	8	7,396	6	67	432	9
—	—	—	—	679	—	—	—	—

6,091,500	304,101	308,371	5,222	5,643,334	7,313	71,837	614,220	4,349

169,640	17,569	1,734	358	19,027	—	—	—	—
—	—	—	—	6	—	—	—	—
—	—	—	—	—	—	359	—	—
12,526	236	457	—	25,567	—	193	1,293	—
521,774	71,611	30,362	—	1,294,916	—	3,047	71,274	—
—	—	—	—	1	—	—	—	—
1,963	101	102	2	2,194	3	35	232	2
1,390	100	81	1	1,160	2	23	184	2
1,066	42	53	—	721	—	22	286	—
891	40	41	1	590	1	14	115	—

709,250	89,699	32,830	362	1,344,182	6	3,693	73,384	4

$5,382,250	$214,402	$275,541	$4,860	$4,299,152	$7,307	$68,144	$540,836	$4,345

$4,781,008	$187,320	$247,430	$4,722	$3,251,291	$6,363	$80,802	$641,106	$3,787
8,110	523	387	2	14,594	18	(52)	(2,175)	—
10,723	198	1,594	16	45,549	143	(15,309)	(179,657)	27

582,409	26,361	26,130	120	987,718	783	2,703	81,562	531

$5,382,250	$214,402	$275,541	$4,860	$4,299,152	$7,307	$68,144	$540,836	$4,345

$901,110	$9,495	$77,100	$1,592	$750,138	$5,140	$3,250	$3,272	$4,345
97,736	—	128	—	795,507	—	448	92	—
4,383,404	204,907	198,313	3,268	2,753,507	2,167	64,446	537,472	—

52,361	424	3,996	98	23,262	430	350	140	256
5,663	—	7	—	25,446	—	48	4	—
257,644	9,231	10,357	202	89,044	183	7,205	24,464	—

$17.21	$22.41	$19.29	$16.22	$32.25	$11.94	$9.29	$23.38	$16.95
17.26	—	19.27	—	31.26	—	9.24	22.83	—

$4,837,824	$273,065	$280,248	$4,149	$4,593,086	$6,523	$60,320	$532,084	$3,789

$—	$—	$—	$—	$32,516	$—	$—	$—	$—

$603,751	$—	$—	$685	$—	$—	$8,853	$—	$—

$—	$—	$—	$—	$—	$—	$541	$—	$—

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  61

Statements of Assets and Liabilities  (Cont.)

December 31, 2006 (Unaudited)	OCC	OCC	OCC	OCC
	Opportunity	Renaissance	Target	Value
(Amounts in thousands, except per share amounts)	Fund	Fund	Fund	Fund

Assets:
Investments, at value	$323,960	$2,817,714	$800,425	$2,344,797
Cash	26	—	—	—
Securities lending interest receivable (net)	60	24	95	21
Receivable for investments sold	2,468	—	5,828	—
Receivable for Fund shares sold	200	1,665	123	1,509
Dividends and interest receivable (net of foreign taxes)	11	2,694	215	1,607

	326,725	2,822,097	806,686	2,347,934

Liabilities:
Payable for investments purchased	2,546	1,780	967	—
Overdraft due to custodian	—	—	256	—
Payable for Fund shares redeemed	5,879	17,666	1,911	8,331
Payable for collateral for securities on loan	65,119	387,737	151,596	334,101
Dividends payable	—	1	—	—
Investment advisory fee payable	145	1,234	309	762
Administration fee payable	84	771	220	630
Distribution fee payable	102	875	307	598
Servicing fee payable	47	479	139	380
Payable to securities lending agent	28	—	—	—
	73,950	410,543	155,705	344,802

Net Assets	$252,775	$2,411,554	$650,981	$2,003,132

Net Assets Consist of:
Paid-in-capital	$221,892	$2,094,005	$558,527	$1,673,887
Undistributed (dividends in excess of) net investment income	(1,855)	630	(3,425)	2,412
Accumulated net realized gain (loss)	4,802	94,720	(26,316)	31,028
Net unrealized appreciation of investments, options written and foreign currency transactions	27,936	222,199	122,195	295,805

	$252,775	$2,411,554	$650,981	$2,003,132

Net Assets:
Institutional Class	$34,512	$55,180	$8,216	$107,067
Administrative Class	185	103,053	187	98,233
Other Classes	218,078	2,253,321	642,578	1,797,832
Shares Issued and Outstanding:
Institutional Class	1,455	2,560	364	5,956
Administrative Class	8	4,872	8	5,580
Other Classes	9,431	115,576	32,631	104,688
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$23.72	$21.55	$22.59	$17.98
Administrative Class	23.36	21.15	22.41	17.60

Cost of Investments	$296,024	$2,595,513	$678,230	$2,048,992

62  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Statements of Operations

Six Months Ended December 31, 2006 (Unaudited) (Amounts in thousands)	CCM Capital Appreciation Fund	CCM Emerging Companies Fund	CCM Focused Growth Fund	CCM Mid-Cap Fund

Investment Income:
Interest	$1,514	$741	$8	$1,073
Dividends, net of foreign withholding taxes	9,878	2,193	28	7,165
Security lending income (net)	116	284	—	392
Total Income	11,508	3,218	36	8,630
Expenses:
Investment advisory fees	3,363	3,829	14	3,017
Administration fees	2,160	752	8	1,976
Distribution and/or servicing fees — Administrative Class	585	73	—	372
Distribution and/or servicing fees — Other Classes	1,593	—	—	1,501
Trustees’ fees	78	31	—	68
Interest expense	—	3	—	12
Shareholder communications expense	70	26	—	57
Total Expenses	7,849	4,714	22	7,003

Net Investment Income (Loss)	3,659	(1,496)	14	1,627

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on Investments	15,537	11,322	330	9,167
Net change in unrealized appreciation/depreciation of Investments	47,139	(16,849)	(68)	(9,593)
Net Realized and Change in Unrealized Gain (Loss)	62,676	(5,527)	262	(426)

Net Increase (Decrease) in Net Assets Resulting from Investment Operations	$66,335	$(7,023)	$276	$1,201

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  63

Statements of Operations  (Cont.)

Six Months Ended December 31, 2006 (Unaudited) (Amounts in thousands)	Allianz Global Investors Multi-Style Fund	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund

Investment Income:
Interest	$—	$8,859	$267	$320	$5
Dividends, net of foreign withholding taxes	4,404	58,346	1,731	2,502	23
Dividends from investments in Affiliates	—	—	—	—	—
Security lending income (net)	—	288	126	13	—
Miscellaneous income	1	—	—	—	—
Total Income	4,405	67,493	2,124	2,835	28

Expenses:
Investment advisory fees	—	8,581	447	460	5
Administration fees	599	6,238	443	368	2
Distribution and/or servicing fees — Administrative Class	—	30	—	—	—
Distribution and/or servicing fees — Other Classes	1,233	8,978	363	452	2
Trustees’ fees	—	224	8	12	—
Interest expense	—	—	—	—	—
Shareholder communications expense	—	230	9	12	—
Total Expenses	1,832	24,281	1,270	1,304	9

Net Investment Income (Loss)	2,573	43,212	854	1,531	19

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	—	27,881	301	3,914	19
Investments in Affiliates	12,513	—	—	—	—
Options written	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—
Payments from Affiliates*	—	—	—	—	—
Net change in unrealized appreciation/depreciation of:
Investments	—	422,161	24,727	18,173	120
Investments in Affiliates	10,286	—	—	—	—
Options written	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—

Net Realized and Change in Unrealized Gain	22,799	450,042	25,028	22,087	139

Net Increase in Net Assets Resulting from Investment Operations	$25,372	$493,254	$25,882	$23,618	$158

*	See Note 11

64  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

NFJ Small-Cap Value Fund	OCC Core Equity Fund	OCC Equity Premium Strategy Fund	OCC Growth Fund	OCC International Equity Fund	OCC Opportunity Fund	OCC Renaissance Fund	OCC Target Fund	OCC Value Fund

$4,907	$7	$67	$358	$4	$48	$793	$101	$604
64,661	41	432	2,157	20	39	20,476	1,671	21,872
1,359	—	—	—	—	—	—	—	—
1,469	—	2	42	—	214	241	432	147
27	—	—	—	—	—	2	—	37
72,423	48	501	2,557	24	301	21,512	2,204	22,660

12,440	15	200	1,324	12	812	7,574	1,752	4,309
6,621	10	130	1,054	9	470	4,731	1,252	3,574
929	—	1	—	—	1	141	—	114
6,700	3	207	2,305	—	839	8,202	2,531	5,505
216	1	3	27	—	13	128	33	100
—	—	10	—	—	9	—	32	—
190	—	3	24	—	12	107	29	88
27,096	29	554	4,734	21	2,156	20,883	5,629	13,690

45,327	19	(53)	(2,177)	3	(1,855)	629	(3,425)	8,970

124,644	148	4,978	22,818	34	18,427	214,613	32,694	88,882
—	—	—	—	—	—	—	—	—
—	—	281	—	—	—	—	—	—
(2)	—	—	(2)	3	—	(66)	—	(150)
—	—	4	—	—	—	—	—	—

170,501	647	2,454	39,325	531	8,126	41,822	38,683	210,775
13,242	—	—	—	—	—	—	—	—
—	—	332	—	—	—	—	—	—
(1)	—	—	—	—	—	8	—	—

308,384	795	8,049	62,141	568	26,553	256,377	71,377	299,507

$353,711	$814	$7,996	$59,964	$571	$24,698	$257,006	$67,952	$308,477

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  65

Statements of Changes in Net Assets

(Amounts in thousands)	CCM Capital Appreciation Fund		CCM Emerging Companies Fund		CCM Focused Growth Fund

	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006
Increase (Decrease) in Net Assets from:

Investment Operations:
Net investment income (loss)	$3,659	$2,864	$(1,496)	$(5,743)	$14	$20
Net realized gain on investments, options written and foreign currency transactions	15,537	142,214	11,322	124,945	330	659
Net realized gain on investments in Affiliates	—	—	—	—	—	—
Net capital gain distributions received from underlying Affiliated funds	—	—	—	—	—	—
Payments from Affiliates**	—	—	—	—	—	—
Net change in unrealized appreciation/depreciation of investments, options written and foreign currency transactions	47,139	(39,151)	(16,849)	(25,820)	(68)	60
Net change in unrealized appreciation/depreciation of investments in Affiliates	—	—	—	—	—	—

Net increase (decrease) resulting from investment operations	66,335	105,927	(7,023)	93,382	276	739

Dividends and Distributions to Shareholders from:
Net investment income
Institutional Class	(1,269)	(554)	—	—	(13)	(10)
Administrative Class	(803)	(559)	—	—	—	—
Other Classes	(584)	(105)	—	—	(1)	—
Net realized capital gains
Institutional Class	(26,326)	—	(53,317)	(46,818)	(93)	—
Administrative Class	(33,019)	—	(5,703)	(4,558)	—	—
Other Classes	(45,797)	—	—	—	(8)	—

Total Dividends and Distributions to Shareholders	(107,798)	(1,218)	(59,020)	(51,376)	(115)	(10)

Fund Share Transactions:
Shares sold
Institutional Class	55,191	160,309	39,484	177,548	2,727	2,874
Administrative Class	74,778	216,347	4,300	18,279	10	—
Other Classes	155,586	279,074	—	—	574	—
Issued as reinvestment of dividends and distributions
Institutional Class	26,162	523	42,419	42,783	105	10
Administrative Class	30,219	495	5,690	4,549	—	—
Other Classes	30,796	80	—	—	10	—
Cost of shares redeemed
Institutional Class	(35,752)	(61,876)	(114,504)	(260,270)	(1,218)	(2,470)
Administrative Class	(56,899)	(79,985)	(10,436)	(13,322)	—	—
Other Classes	(124,326)	(172,552)	—	—	(11)	—
Net increase (decrease) from Fund share transactions	155,755	342,415	(33,047)	(30,433)	2,197	414

Fund Redemption Fees	5	26	—	10	—	—

Total Increase in Net Assets	114,297	447,150	(99,090)	11,583	2,358	1,143

Net Assets:
Beginning of period	1,464,589	1,017,439	659,984	648,401	4,600	3,457

End of period*	$1,578,886	$1,464,589	$560,894	$659,984	$6,958	$4,600

* Including undistributed (dividends in excess of) net investment income of:	$3,710	$2,707	$(1,496)	$—	$13	$13

**          See Note 11

66  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

CCM Mid-Cap Fund		Allianz Global Investors Multi-Style Fund		NFJ Dividend Value Fund		NFJ International Value Fund		NFJ Large-Cap Value Fund

Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

$1,627	$(121)	$2,573	$2,710	$43,212	$32,005	$854	$1,017	$1,531	$1,203

9,167	170,551	—	—	27,881	73,841	301	2,451	3,914	4,449
—	—	12,513	633	—	—	—	—	—	—

—	—	—	6,594	—	—	—	—	—	—
—	806	—	—	—	—	—	—	—	—

(9,593)	(36,988)	—	—	422,161	101,613	24,727	1,171	18,173	5,322

—	—	10,286	9,476	—	—	—	—	—	—

1,201	134,248	25,372	19,413	493,254	207,459	25,882	4,639	23,618	10,974

—	—	(145)	(14)	(9,135)	(5,826)	(48)	(23)	(541)	(259)
—	—	—	—	(659)	(122)	—	—	(1)	—
—	—	(2,282)	(2,042)	(25,308)	(28,081)	(652)	(682)	(708)	(830)

(43,247)	—	(84)	(8)	(14,183)	(2,389)	(104)	(5)	(1,514)	(193)
(29,529)	—	—	—	(1,367)	(24)	—	—	(1)	—
(61,880)	—	(3,693)	(2,893)	(69,769)	(16,859)	(2,345)	(223)	(4,024)	(1,411)

(134,656)	—	(6,204)	(4,957)	(120,421)	(53,301)	(3,149)	(933)	(6,789)	(2,693)

43,748	270,339	7,094	395	551,963	237,045	5,820	3,929	47,893	19,998
30,793	148,895	—	—	87,427	8,788	—	—	127	—
69,316	341,617	38,107	92,316	2,116,477	1,431,609	85,736	106,579	95,694	63,379

40,477	—	229	22	21,025	7,913	147	25	880	444
28,285	—	—	—	2,026	146	—	—	1	—
54,715	—	4,805	3,987	74,617	32,858	2,314	716	3,809	1,737

(108,307)	(118,392)	(1,147)	(635)	(81,368)	(34,904)	(342)	(3,526)	(3,398)	(2,149)
(48,489)	(134,274)	—	—	(2,343)	(1,154)	—	—	—	—
(126,520)	(205,875)	(40,733)	(64,074)	(212,284)	(181,126)	(8,336)	(9,004)	(11,822)	(21,119)
(15,982)	302,310	8,355	32,011	2,557,540	1,501,175	85,339	98,719	133,184	62,290

16	44	1	12	23	75	10	14	1	9

(149,421)	436,602	27,524	46,479	2,930,396	1,655,408	108,082	102,439	150,014	70,580

1,406,606	970,004	287,881	241,402	2,451,854	796,446	106,320	3,881	125,527	54,947

$1,257,185	$1,406,606	$315,405	$287,881	$5,382,250	$2,451,854	$214,402	$106,320	$275,541	$125,527

$1,627	$—	$884	$738	$8,110	$—	$523	$369	$387	$106

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  67

Statements of Changes in Net Assets  (Cont.)

(Amounts in thousands)	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund		OCC Core Equity Fund

	Period from August 22, 2006 to December 31, 2006 (Unaudited)	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

Increase (Decrease) in Net Assets from:

Investment Operations:
Net investment income (loss)	$19	$45,327	$72,809	$19	$30
Net realized gain on investments, options written and foreign currency transactions	19	124,642	394,798	148	165
Net realized gain on investments in Affiliates	—	—	13,935	—	—
Payments from Affiliates	—	—	—	—	—
Net change in unrealized appreciation/depreciation of investments, options written and foreign currency transactions	120	170,500	53,123	647	38
Net change in unrealized appreciation/depreciation of investments in Affiliates	—	13,242	(22,540)	—	—

Net increase resulting from investment operations	158	353,711	512,125	814	233

Dividends and Distributions to Shareholders from:
Net investment income
Institutional Class	(6)	(14,840)	(11,286)	(20)	(14)
Administrative Class	—	(14,542)	(12,349)	—	—
Other Classes	(11)	(42,119)	(39,363)	(5)	—
Net realized capital gains
Institutional Class	(1)	(53,420)	(42,488)	(74)	(38)
Administrative Class	—	(57,836)	(49,375)	—	—
Other Classes	(2)	(207,901)	(206,314)	(30)	(1)

Total Dividends and Distributions to Shareholders	(20)	(390,658)	(361,175)	(129)	(53)

Fund Share Transactions:
Shares sold
Institutional Class	1,510	100,827	218,421	1,256	—
Administrative Class	—	105,181	260,662	—	—
Other Classes	3,246	227,728	585,958	350	1,695
Issued as reinvestment of dividends and distributions
Institutional Class	7	61,380	49,542	93	52
Administrative Class	—	64,827	56,200	—	—
Other Classes	12	199,539	191,573	33	1
Cost of shares redeemed
Institutional Class	—	(57,740)	(100,253)	—	—
Administrative Class	—	(65,187)	(170,009)	—	—
Other Classes	(53)	(323,631)	(714,397)	(72)	(45)
Net increase (decrease) from Fund share transactions	4,722	312,924	377,697	1,660	1,703

Fund Redemption Fees	—	34	127	—	—

Total Increase in Net Assets	4,860	276,011	528,774	2,345	1,883

Net Assets:
Beginning of period	—	4,023,141	3,494,367	4,962	3,079

End of period*	$4,860	$4,299,152	$4,023,141	$7,307	$4,962

*Including undistributed (dividends in excess of) net investment income of:	$2	$14,594	$40,768	$18	$24

68  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

OCC Equity Premium Strategy Fund		OCC Growth Fund		OCC International Equity Fund	OCC Opportunity Fund		OCC Renaissance Fund

Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Period from July 3, 2006 to December 31, 2006 (Unaudited)	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

$(53)	$3	$(2,177)	$(4,716)	$3	$(1,855)	$(3,751)	$629	$(3,298)
5,259	13,016	22,816	121,482	37	18,427	51,394	214,547	367,771
—	—	—	—	—	—	—	—	40,043
4	—	—	—	—	—	283	—	5,075
2,786	(7,550)	39,325	(61,500)	531	8,126	(14,170)	41,830	(150,391)
—	—	—	—	—	—	—	—	—

7,996	5,469	59,964	55,266	571	24,698	33,756	257,006	259,200

—	(3)	—	—	(3)	—	—	—	—
—	(1)	—	—	—	—	—	—	—
—	(8)	—	—	—	—	—	—	—
(94)	(176)	—	—	(10)	(901)	—	(7,268)	(16,664)
(14)	(18)	—	—	—	(5)	—	(14,652)	(33,825)
(2,017)	(2,226)	—	—	—	(5,017)	—	(323,351)	(606,758)
(2,125)	(2,432)	—	—	(13)	(5,923)	—	(345,271)	(657,247)

326	727	133	862	3,774	2,678	6,604	7,449	24,925
—	15	—	—	—	—	358	16,647	131,116
9,019	12,118	17,964	25,398	—	12,846	29,043	88,406	—
82	168	—	—	13	880	—	4,370	11,654
14	18	—	—	—	5	—	7,322	15,498
1,723	1,953	—	—	—	4,073	—	269,769	502,163
(2,264)	(3,065)	(2,834)	(2,488)	—	(10,706)	(10,184)	(6,869)	(125,305)
(141)	(281)	(20)	(8)	—	(2,564)	(1,311)	(44,971)	(188,401)
(14,011)	(22,756)	(64,023)	(165,189)	—	(28,840)	(58,962)	(523,144)	(2,185,861)
(5,252)	(11,103)	(48,780)	(141,425)	3,787	(21,628)	(34,452)	(181,021)	(1,814,211)

—	1	1	4	—	1	19	9	106

619	(8,065)	11,185	(86,155)	4,345	(2,852)	(677)	(269,277)	(2,212,152)

67,525	75,590	529,651	615,806	—	255,627	256,304	2,680,831	4,892,983

$68,144	$67,525	$540,836	$529,651	$4,345	$252,775	$255,627	$2,411,554	$2,680,831

$(52)	$1	$(2,175)	$2	$—	$(1,855)	$—	$630	$1

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  69

Statements of Changes in Net Assets  (Cont.)

(Amounts in thousands)	OCC Target Fund		OCC Value Fund

	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006
Increase (Decrease) in Net Assets from:

Investment Operations:
Net investment income (loss)	$(3,425)	$(9,701)	$8,970	$15,899
Net realized gain on investments, options written and foreign currency transactions	32,694	163,413	88,732	180,960
Payments from Affiliates	—	191	—	—
Net change in unrealized appreciation/depreciation of investments, options written and foreign currency transactions	38,683	(77,050)	210,775	(15,043)

Net increase resulting from investment operations	67,952	76,853	308,477	181,816

Dividends and Distributions to Shareholders from:
Net investment income
Institutional Class	—	—	(1,439)	(1,529)
Administrative Class	—	—	(1,280)	(1,129)
Other Classes	—	—	(14,782)	(13,843)
Net realized capital gains
Institutional Class	—	—	(6,928)	(14,007)
Administrative Class	—	—	(6,518)	(12,209)
Other Classes	—	—	(121,476)	(276,744)

Total Dividends and Distributions to Shareholders	—	—	(152,423)	(319,461)

Fund Share Transactions:
Shares sold
Institutional Class	250	1,055	11,729	17,144
Administrative Class	2	17	8,471	15,488
Other Classes	10,541	34,305	136,665	198,123
Issued as reinvestment of dividends and distributions
Institutional Class	—	—	6,653	11,863
Administrative Class	—	—	5,823	9,271
Other Classes	—	—	116,424	243,573
Cost of shares redeemed
Institutional Class	(261)	(55,770)	(9,816)	(61,358)
Administrative Class	(39)	(42)	(6,881)	(52,749)
Other Classes	(89,794)	(209,833)	(257,197)	(1,141,068)
Net increase (decrease) from Fund share transactions	(79,301)	(230,268)	11,871	(759,713)

Fund Redemption Fee	2	7	7	37

Total Increase (Decrease) in Net Assets	(11,347)	(153,408)	167,932	(897,321)

Net Assets:
Beginning of period	662,328	815,736	1,835,200	2,732,521

End of period*	$650,981	$662,328	$2,003,132	$1,835,200

*Including undistributed (dividends in excess of) net investment income of:	$(3,425)	$—	$2,412	$10,943

70  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Notes to Financial Statements
(Unaudited)
December 31, 2006

1. ORGANIZATION

Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-five separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. These financial statements pertain to the Institutional and Administrative Classes (the “Institutional Classes”) of the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

Prior to November 1, 2006, OCC Equity Premium Strategy Fund, OCC Growth Fund, OCC Opportunity Fund and OCC Target Fund were sub-advised by PEA Capital LLC (“PEA”) pursuant to Portfolio Management Agreements between the Adviser and PEA. On November 1, 2006, the Adviser, PEA and Oppenheimer Capital entered into a novation agreement pursuant to which PEA was replaced by Oppenheimer Capital as sub-adviser to the aforementioned funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

          In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements Interpretation 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by December 31, 2007.

          In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

          Valuation of Investments. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available or if a development event occurs that may significantly impact the value of a security, are fair valued in good faith, and pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees.

          The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusal circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

          The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value (“NAV”) is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

          Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

| 12.31.06 | Allianz Funds Semi-Annual Report  71

Notes to Financial Statements  (Cont.)
(Unaudited)
December 31, 2006

          Dividends and Distributions to Shareholders. Dividends from net investment income, if any, for each Fund (except Allianz Global Investors Multi-Style, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, NFJ Mid-Cap Value and OCC Equity Premium Strategy Funds) are declared and distributed to shareholders annually. Dividends from net investment income, if any, for the Allianz Global Investors Mult-Style, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, NFJ Mid-Cap Value and OCC Equity Premium Strategy Funds, are declared and distributed to shareholders quarterly. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

          For the OCC Equity Premium Strategy Fund, in the event that distributions of capital gains exceed net capital gains for the taxable year as reduced by any available capital carry forwards from prior taxable years, but are supported by “current earnings and profits,” the excess will be taxable as an ordinary dividend distribution. Regardless of the capital gains distribution made, the capital loss carry forwards that will remain available for future years is reduced by the net capital gains for the current capital year.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

          Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid-in-capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

          Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

          Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for federal income taxes is required.

          Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gain or loss. Realized gain (loss) and unrealized appreciation (depreciation) of investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

          Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: NFJ International Value Fund — $109,350; NFJ Mid-Cap Value Fund — $45; NFJ Small-Cap Value Fund — $101,116; OCC Core Equity Fund — $96; OCC Equity Premium Strategy Fund — $1,085; OCC Growth Fund —$16,531; OCC International Equity Fund — $1,857; OCC Renaissance Fund — $187,601; and OCC Value Fund — $55,666.

          Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

          Short Sales. Each Fund, except the Allianz Global Investors Multi-Style Fund, may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

          Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

          Securities Lending. Each Fund, except the Allianz Global Investors Multi-Style Fund, may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning

72  Allianz Funds Semi-Annual Report | 12.31.06 |

interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Fund and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the six months ended Decmber 31, 2006 was $717,537. Cash collateral received for securities on loan is invested in securities identified in the Schedules of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund.

          Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administration and custodial fess in connection with a loan of its securities and may share the interest earned o the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the seucties loaned should the borrower of the securities fail financially. The Fund also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG and affiliate to the Trust, is the securities lending agent for the Trust.

3. FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”), an indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”) serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

          Each Fund also has a sub-adviser, which under the supervision of AGIFM, directs the investments of Fund assets. The advisory fees received by the Adviser are paid all or in part to the sub-advisors in accordance with the portfolio management agreements.

          The Allianz Global Investors Multi-Style Fund does not pay any fees to the Adviser under the Trust’s investment advisory contract in return for the advisory and asset allocation services provided by the Adviser. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to the Adviser and Pacific Investment Management Company (PIMCO), an affiliate, by the underlying funds in which it invests.

          Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administration Fee*

	All Classes		Inst’l Class(1)		Admin. Class(1)		Class A, B and C(2)		Class D(2)		Class R(2)

Allianz Global Investors Multi-Style Fund	0.00%		0.15	%(3)	N/A		0.40%		N/A		N/A
CCM Capital Appreciation Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
CCM Emerging Companies Fund	1.25%		0.25%		0.25%		N/A		N/A		N/A
CCM Focused Growth Fund	0.45%		0.25%		0.25%		0.40%		0.40%		N/A
CCM Mid-Cap Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
NFJ Dividend Value Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
NFJ International Value Fund	0.60%		0.45%		N/A		0.60%		0.60%		N/A
NFJ Large-Cap Value Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
NFJ Mid-Cap Value Fund	0.60%		0.25%		N/A		0.40%		0.40%		N/A
NFJ Small-Cap Value Fund	0.60	%(6)	0.25	%(4)	0.25	%(4)	0.40	%(5)	0.40	%(5)	0.40	%(5)
OCC Core Equity Fund	0.45%		0.25%		N/A		0.40%		0.40%		N/A
OCC Equity Premium Strategy Fund	0.60%		0.25%		0.25%		0.40%		0.40%		0.40%
OCC Growth Fund	0.50%		0.25%		0.25%		0.40%		0.40%		0.40%
OCC International Equity Fund	0.60%		0.45%		N/A		N/A		N/A		N/A
OCC Opportunity Fund	0.65%		0.25%		0.25%		0.40%		N/A		N/A
OCC Renaissance Fund	0.60	%(7)	0.25	%(4)	0.25	%(4)	0.40	%(5)	0.40	%(5)	0.40	%(5)
OCC Target Fund	0.55%		0.25%		0.25%		0.39%		0.39%		N/A
OCC Value Fund	0.45%		0.25	%(4)	0.25	%(4)	0.40	%(5)	0.40	%(5)	0.40	%(5)

(1)

Effective January 1, 2006, the Administrative Fee rate for Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A, B, C, D and R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(3)

The Adviser has voluntarily undertaken to waive a portion of the Administration Fees it is entitled to receive for Institutional Class shares of the Allianz Global Investors Multi-Style Fund until further notice. As a result, while the waiver is in effect, the Fund will pay Administration Fees to the Adviser at the rate of 0.10%, and the reduction in the Administrative Fee rate for Inst’l and Admin. Classes outlined in footnote 1 (above) will not reduce the Funds Administrative Fee below 0.10%.

(4)

The Administrative Fee rate for NFJ Small-Cap Value Fund, the OCC Renaissance Fund and the OCC Value Fund Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(5)

The Administrative Fee rate for NFJ Small-Cap Value Fund, the OCC Renaissance Fund and the OCC Value Fund Classes A, B, C, D and R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(6)

Effective January 1, 2007 the Fund’s advisory fee is subject to a reduction of 0.025% on assets in excess of $3 Billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(7)

Effective January 1, 2007 the Fund’s advisory fee has been reduced by 0.05% to 0.55%. In addition, effective October 1, 2007, the Fund’s advisory fee will be reduced by 0.05% to 0.50%. These advisory fee reductions will continue until at least December 31, 2007.

*

Effective January 1, 2006, to the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

| 12.31.06 | Allianz Funds Semi-Annual Report  73

Notes to Financial Statements  (Cont.)
(Unaudited)
December 31, 2006

          Redemption Fees. Investors in Institutional Class and Administrative Class shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 or 30 days (depending on the length of the applicable Fund’s Holding Period) after their acquisition, including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days

Allianz Global Investors Multi-Style, CCM Capital
Appreciation, CCM Emerging Companies,
CCM Focused Growth, CCM Mid-Cap, Global
NFJ Dividend Value, NFJ Large-Cap Value,
NFJ Mid-Cap Value, NFJ Small-Cap Value, OCC
Core Equity, OCC Equity Premium Strategy,
OCC Growth, OCC Opportunity, OCC
Renaissance, OCC Target and OCC Value Funds	*
NFJ International Value and OCC International
Equity Funds		*

          In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs where redemptions are processed through financial intermediaries. There may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing and systems.

          A new Holding Period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to the 7-day Holding Period, are exchanged for shares of Fund B, which is subject to the 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

          Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

          The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

          Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2006.

          Pursuant to separate Distribution Servicing Plans for Class A, Class B, Class C and Class R shares, the Distributor receives (i) in connection with the distribution of Class B, Class C and Class R shares of the Trust, certain distributions fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust.

          Pursuant to the Distribution and Servicing Plans adopted by the D Class of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the D Class. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee (%)	Servicing Fee (%)

Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
All Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

          AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the six months ended Decmber 31, 2006, AGID received $3,465,336 representing commissions (sales charges) and contingent deferred sales charges.

          Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and

74  Allianz Funds Semi-Annual Report | 12.31.06 |

may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

          Trustees, other than those affiliated with AGIFM, Allianz Global, or a Sub-Adviser, receive an annual retainer of $80,000 ($160,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. The Chairman of the Trustees receives a $20,000 annual retainer for his service as an ex officio member of each Committee of the Board of Trustees. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees as if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

4.	PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

          Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the six months ended Decmber 31, 2006, were as follows (amounts in thousands):

	Purchases	Sales

Allianz Global Investors Multi-Style Fund	$32,023	$16,308
CCM Capital Appreciation Fund	1,285,999	1,239,427
CCM Emerging Companies Fund	612,340	679,819
CCM Focused Growth Fund	8,140	6,120
CCM Mid-Cap Fund	1,158,647	1,294,806
NFJ Dividend Value Fund	2,454,242	257,791
NFJ International Value Fund	88,172	4,418
NFJ Large-Cap Value Fund	162,404	28,319
NFJ Mid-Cap Value Fund	4,344	214
NFJ Small-Cap Value Fund	404,399	585,145
OCC Core Equity Fund	3,321	1,937
OCC Equity Premium Strategy Fund	50,667	64,234
OCC Growth Fund	203,393	268,505
OCC International Equity Fund	4,745	1,023
OCC Opportunity Fund	193,166	225,777
OCC Renaissance Fund	1,265,270	1,751,286
OCC Target Fund	379,633	459,949
OCC Value Fund	709,768	824,861

5.	TRANSACTIONS IN WRITTEN OPTIONS

Transactions in written options were as follows (amounts in thousands except for numbers of contracts):

	OCC Equity Premium Strategy Fund		OCC Growth Fund

	Contracts	Premiums Received	Contracts	Premiums Received

Balance at 6/30/2006	7,540	$605	—	$—
Sales	18,695	2,078	1,000	282
Closing Buys	(1,907)	(872)	—	—
Exercises	(7,590)	(362)	(1,000)	282
Expirations	(13,478)	(908)	—	0

Balance at 12/31/2006	3,260	$541	—	$—

| 12.31.06 | Allianz Funds Semi-Annual Report  75

Notes to Financial Statements  (Cont.)
(Unaudited)
December 31, 2006

6.	UNDERLYING FUNDS AND RISK FACTORS OF THE ALLIANZ GLOBAL INVESTORS MULTI-STYLE FUND

The Allianz Global Investors Multi-Style Fund invests all of its assets in underlying funds. Accordingly, the Fund’s investment performance depends upon a favorable allocation among the underlying funds as well as the ability of the underlying funds to achieve their objectives. There can be no assurance that the investment objective of any underlying fund will be achieved. The Adviser to the Fund has retained as sub-adviser RCM Capital Management LLC (“RCM” or the “Sub-Adviser”), an affiliate of the Adviser, to provide a continuous investment program for the Fund and allocate the Fund’s investment among the underlying funds. The Adviser serves as investment adviser for each of the underlying stock funds, except that its affiliate is the sole investment adviser to PIMCO StocksPLUS Fund. The Adviser retains sub-advisory firms to manage the portfolios of other underlying stock funds. These firms include Cadence Capital Management LLC, RCM Capital Management LLC, and NFJ Investment Group L.P. Each sub-advisory firm, except for Cadence Capital Management, is an affiliate of the Adviser and PIMCO. PIMCO is the sole investment adviser to each of the underlying bond funds.

          Investing in the underlying funds through the Allianz Global Investors Multi-Style Fund (the “Fund”) involves certain additional expenses and tax results that would not be present in a direct investment in the underlying funds. Under certain circumstances, an underlying fund may pay a redemption request by the Allianz Global Investors Multi-Style Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

          Each of the underlying funds may invest in certain specified derivative securities including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the underlying funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These underlying funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the underlying funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, shares in foreign investment funds or trusts, foreign derivative securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

          The officers and directors of the Trust also serve as officers and directors/trustees of the underlying funds. Conflicts may arise as these individuals seek to fulfill their fiduciary responsibilities to both the Fund and underlying funds. RCM has broad discretion to allocate and reallocate the Fund’s assets among the underlying funds consistent with the Fund’s investment objectives and policies and asset allocation targets and ranges. Although the Fund does not pay an investment advisory fee for the asset allocation services, RCM does receive a fee from the Adviser (as described above), and both the Adviser and the Sub-adviser indirectly receive fees (including investment advisory and administrative fees) from the underlying funds in which the Fund invests. In this regard, RCM may have and incentive to invest the Fund’s assets in underlying funds sub-advised by RCM. Similarly, the Adviser has a financial incentive for the Fund’s assets to be invested in underlying funds with higher fees than other underlying funds, even if it believes that alternate investments would better serve the Fund’s investment program. RCM and the Adviser are legally obligated to disregard those incentives in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interest in fulfilling their fiduciary duties to both the Fund and the underlying funds of the Trust.

7.	FEDERAL INCOME TAX MATTERS

At December 31, 2006, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Allianz Global Investors Multi-Style Fund	$277,896	$38,424	$(2,128)	$36,296
CCM Capital Appreciation Fund	1,650,106	144,163	(14,026)	130,137
CCM Emerging Companies Fund	650,715	55,140	(10,131)	45,009
CCM Focused Growth Fund	6,449	526	(77)	449
CCM Mid-Cap Fund	1,372,103	97,166	(19,121)	78,045
NFJ Dividend Value Fund	5,441,575	589,241	(6,832)	582,409
NFJ International Value Fund	273,065	27,418	(1,057)	26,361
NFJ Large-Cap Value Fund	280,248	26,997	(867)	26,130
NFJ Mid-Cap Value Fund	4,834	152	(32)	120
NFJ Small-Cap Value Fund	4,625,602	1,059,794	(72,075)	987,719
OCC Core Equity Fund	6,523	849	(66)	783
OCC Equity Premium Strategy Fund	69,173	4,341	(1,820)	2,521
OCC Growth Fund	532,084	88,665	(7,106)	81,559
OCC International Equity Fund	3,789	589	(58)	531
OCC Opportunity Fund	296,024	35,845	(7,909)	27,936
OCC Renaissance Fund	2,595,513	267,784	(45,583)	222,201
OCC Target Fund	678,230	129,861	(7,666)	122,195
OCC Value Fund	2,048,992	300,428	(4,623)	295,805

76  Allianz Funds Semi-Annual Report | 12.31.06 |

8.	AFFILIATED TRANSACTIONS

The underlying funds of the Allianz Global Investors Multi-Style Fund are considered to be affiliated with the Trust. The table below shows the transactions in and earnings from investments in these affiliated funds for the six months ended Decmber 31, 2006 (amounts in thousands):

Underlying Fund	Market Value 6/30/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 12/31/2006	Dividend Income	Net Realized Gain (Loss)

CCM Capital Appreciation	$2,320	$164	$—	$(82)	$2,430	$7	$—
CCM Mid-Cap	2,119	214	—	211	2,128	—	—
NACM International	40,970	2,635	2,989	14,628	44,421	278	215
NFJ Small-Cap Value	7,764	1,095	264	2,505	8,536	169	0
OCC Growth	1,620	—	—	(320)	1,826	—	—
OCC Opportunity	9,586	1,122	1,201	3,752	10,431	—	84
OCC Renaissance	19,235	3,557	910	1,476	21,367	—	(74)
OCC Target	2,487	—	21	241	2,764	—	(14)
OCC Value	14,336	1,356	1,107	3,341	15,887	213	40
PIMCO Emerging Markets Bond	1,016	82	—	118	1,123	30	—
PIMCO Foreign Bond (U.S. Dollar-Hedged)	3,199	220	115	(88)	3,282	55	(4)
PIMCO High Yield	6,367	548	273	300	6,889	230	(8)
PIMCO Short-Term	5,915	487	187	(41)	6,213	139	(2)
PIMCO StocksPLUS	39,047	1,459	1,870	5,868	42,589	959	88
RCM Large-Cap Growth	25,422	2,868	1,366	3,996	27,780	85	(25)
RCM Mid-Cap	19,101	5,404	1,662	1,989	20,675	—	(98)
Total Return	87,698	10,812	4,343	(1,597)	95,851	2,239	(213)
Totals	$288,202	$32,023	$16,308	$36,297	$314,192	$4,404	$(11)

          An affiliate may include any company in which the NFJ Small-Cap Value Fund owns 5% or more of company’s outstanding voting securities at any point during the fiscal year. The NFJ Small-Cap Value Fund indicated below had the following transactions in and earnings from investments in affiliated issuers during the six months ended Decmeber 31, 2006: (amounts in thousands):

Issuer Name	Market Value 6/30/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 12/31/2006	Dividend Income	Net Realized Loss

Handleman Co.*	$9,104	$—	$7,996	$—	$—	$—	$(12,252)
Iowa Telecommunications Services, Inc.	31,748	—	—	557	33,073	1,359	—
Journal Register, Co.*	19,828	—	8,111	(8,763)	7,702	64	(10,283)
Totals	$60,680	$—	$16,107	$(8,206)	$40,775	$1,423	$(22,535)

* Not affiliated at December 31, 2006

          Certain additional purchases of existing portfolio holdings that were not considered affiliated in prior years, resulted in the NFJ Small Cap Value Fund owning in excess of 5% of the outstanding shares of certain issues at December 31, 2006. The cost and market value of these affiliated investments include both acquisitions of new investments and prior year holdings that became affiliated during the current year.

Issuer Name	% Holding	Cost	Market Value % of Net Assets

Handleman Co.*	—%	$—	—%
Iowa Telecommunications Services, Inc.	5.29%	32,516	0.77%
Journal Register, Co.*	2.70%	16,465	0.18%
		$48,981	0.95%

*       Not affiliated at December 31, 2006

| 12.31.06 | Allianz Funds Semi-Annual Report  77

Notes to Financial Statements  (Cont.)
(Unaudited)
December 31, 2006

9. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands, figures for the period ended 6/30/06 are audited):

	CCM Capital Appreciation Fund				CCM Emerging Companies				CCM Focused Growth Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	2,734	$55,191	7,947	$160,309	1,703	$39,484	7,145	$177,548	304	$2,727	312	$2,874
Administrative Class	3,749	74,778	11,287	216,347	193	4,300	763	18,279	1	10	0	0
Other Classes	7,929	155,585	14,493	279,074	0	0	0	0	63	574	0	0

Issued in reinvestment of dividends and distributions
Institutional Class	1,305	26,162	26	523	1,921	42,419	1,809	42,783	11	105	1	10
Administrative Class	1,545	30,219	25	495	270	5,690	200	4,549	0	0	0	0
Other Classes	1,633	30,796	4	80	0	0	0	0	0	10	0	0

Cost of shares redeemed
Institutional Class	(1,768)	(35,752)	(3,089)	(61,876)	(4,986)	(114,504)	(10,312)	(260,270)	(133)	(1,218)	(263)	(2,470)
Administrative Class	(2,881)	(56,899)	(4,073)	(79,985)	(464)	(10,436)	(564)	(13,322)	0	0	0	0
Other Classes	(6,441)	(124,326)	(9,098)	(172,552)	0	0	0	0	(1)	(11)	0	0

Net increase (decrease)resulting from Fund share transactions	7,805	$155,754	17,522	$342,415	(1,363)	$(33,047)	(959)	$(30,433)	245	$2,197	50	$414

	CCM Mid-Cap Fund				Allianz Global Investors Multi-Style Fund				NFJ Dividend Value Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	1,599	$43,748	9,907	$270,339	598	$7,094	33	$395	33,455	$551,963	15,685	$237,045
Administrative Class	1,134	30,793	5,450	148,895	0	0	0	0	5,046	87,427	592	8,788
Other Classes	2,648	69,316	12,984	341,617	3,144	38,107	7,834	92,316	129,371	2,116,477	97,317	1,431,609

Issued in reinvestment of dividends and distributions
Institutional Class	1,546	40,477	0	0	18	229	2	22	1,226	21,025	539	7,913
Administrative Class	1,108	28,285	0	0	0	0	0	0	117	2,026	10	146
Other Classes	2,230	54,715	0	0	384	4,805	344	3,987	4,401	74,617	2,266	32,858

Cost of shares redeemed
Institutional Class	(3,960)	(108,307)	(4,177)	(118,392)	(94)	(1,147)	(54)	(635)	(4,837)	(81,368)	(2,341)	(34,904)
Administrative Class	(1,792)	(48,489)	(5,074)	(134,274)	0	0	0	0	(136)	(2,343)	(76)	(1,154)
Other Classes	(4,888)	(126,520)	(7,820)	(205,875)	(3,359)	(40,733)	(5,507)	(64,074)	(12,929)	(212,284)	(12,318)	(181,126)

Net increase (decrease)resulting from Fund share transactions	(375)	$(15,982)	11,270	$302,310	691	$8,355	2,652	$32,011	155,714	$2,557,540	101,674	$1,501,175

78  Allianz Funds Semi-Annual Report | 12.31.06 |

	NFJ International Value Fund				NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Period from 8/22/2006† to 12/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	277	$5,820	196	$3,929	2,596	$47,893	1,149	$19,998	98	$1,510
Administrative Class	0	0	0	0	7	127	0	0	0	0
Other Classes	4,171	85,736	5,724	106,579	5,227	95,694	3,758	63,379	204	3,246

Issued in reinvestment of dividends and distributions
Institutional Class	7	147	1	25	46	880	26	444	0	7
Administrative Class	0	0	0	0	0 *	1	0	0	0	0
Other Classes	107	2,314	39	716	198	3,809	105	1,737	1	12

Cost of shares redeemed
Institutional Class	(16)	(342)	(204)	(3,526)	(182)	(3,398)	(127)	(2,149)	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	(412)	(8,336)	(488)	(9,004)	(641)	(11,822)	(1,257)	(21,119)	(4)	(53)

Net increase (decrease) resulting from Fund share transactions	4,134	$85,339	5,268	$98,719	7,251	$133,184	3,654	$62,290	299	$4,722

	NFJ Small-Cap Value Fund				OCC Core Equity Fund					OCC Equity Premium Strategy Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006			Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	3,012	$100,827	6,800	$218,421	121	$1,256	0		$0	37	$326	85	$727
Administrative Class	3,279	105,181	8,348	260,662	0	0	0		0	0	0	2	15
Other Classes	7,137	227,728	18,929	585,958	32	350	156		1,695	1,062	9,018	1,446	12,118

Issued in reinvestment of dividends and distributions
Institutional Class	1,862	61,380	1,603	49,542	7	93	5		52	9	82	20	168
Administrative Class	2,029	64,827	1,870	56,200	0	0	0		0	1	14	2	18
Other Classes	6,317	199,539	6,452	191,573	2	33	0	*	1	199	1,723	238	1,953

Cost of shares redeemed
Institutional Class	(1,750)	(57,740)	(3,159)	(100,253)	0	0	0		0	(268)	(2,264)	(368)	(3,065)
Administrative Class	(2,010)	(65,187)	(5,483)	(170,009)	0	0	0		0	(16)	(141)	(33)	(281)
Other Classes	(10,188)	(323,631)	(23,221)	(714,397)	(6)	(72)	(4)		(45)	(1,655)	(14,011)	(2,782)	(22,756)

Net increase (decrease) resulting from Fund share transactions	9,688	$312,924	12,139	$377,697	156	$1,660	157		$1,703	(631)	$(5,253)	(1,390)	$(11,103)

| 12.31.06 | Allianz Funds Semi-Annual Report  79

Notes to Financial Statements  (Cont.)
(Unaudited)
December 31, 2006

	OCC Growth Fund				OCC International Equity Fund		OCC Opportunity Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Period from 7/3/2006† to 12/31/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	7	$133	42	$862	255	$3,774	124	$2,678	305	$6,604
Administrative Class	0	0	0	0	0	0	0	0	17	358
Other Classes	791	17,964	1,232	25,398	0	0	516	12,846	1,272	29,043

Issued in reinvestment of dividends and distributions
Institutional Class	0	0	0	0	1	13	37	880	0	0
Administrative Class	0	0	0	0	0	0	0*	5	0	0
Other Classes	0	0	0	0	0	0	176	4,073	0	0

Cost of shares redeemed
Institutional Class	(139)	(2,834)	(124)	(2,488)	0	0	(463)	(10,706)	(492)	(10,184)
Administrative Class	(1)	(20)	0 *	(8)	0	0	(127)	(2,564)	(64)	(1,311)
Other Classes	(3,140)	(64,023)	(8,612)	(165,189)	0	0	(1,307)	(28,840)	(2,824)	(58,962)

Net increase (decrease) resulting from Fund share transactions	(2,482)	$(48,780)	(7,462)	$(141,425)	256	$3,787	(1,044)	$(21,628)	(1,786)	$(34,452)

	OCC Renaissance Fund				OCC Target Fund				OCC Value Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	336	$7,449	1,062	$24,925	12	$250	52	$1,055	658	$11,729	1,000	$17,144
Administrative Class	770	16,647	5,430	131,116	0	2	1	17	481	8,471	925	15,488
Other Classes	4,304	88,406	13,277	296,373	546	10,541	1,818	34,305	7,860	136,665	11,991	198,123

Issued in reinvestment of dividends and distributions
Institutional Class	204	4,370	529	11,654	0	0	0	0	367	6,653	725	11,863
Administrative Class	349	7,322	713	15,498	0	0	0	0	328	5,823	577	9,271
Other Classes	13,951	269,769	24,538	502,163	0	0	0	0	6,737	116,424	15,563	243,573

Cost of shares redeemed
Institutional Class	(304)	(6,869)	(5,292)	(125,305)	(12)	(261)	(2,868)	(55,770)	(557)	(9,816)	(3,557)	(61,358)
Administrative Class	(2,064)	(44,971)	(8,064)	(188,401)	(2)	(39)	(2)	(42)	(400)	(6,881)	(3,107)	(52,749)
Other Classes	(25,071)	(523,144)	(109,810)	(2,482,244)	(4,988)	(89,794)	(11,935)	(209,833)	(15,241)	(257,197)	(68,709)	(1,141,068)

Net increase (decrease) resulting from Fund share transactions	(7,525)	$(181,021)	(77,617)	$(1,814,221)	(4,444)	$(79,301)	(12,934)	$(230,268)	233	$11,871	(44,592)	$(759,713)

*           A zero balance may reflect actual amounts rounding to less than one thousand.

†          Commencement of operations

80  Allianz Funds Semi-Annual Report | 12.31.06 |

10. LEGAL PROCEDINGS

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements.

          Since February 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

          It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM, PEA and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

11. PAYMENTS FROM AFFILIATES

A. AGIFM has identified transactions in which certain Funds’ purchase of shares of exchange-traded index funds caused that Funds’ ownership of other investment companies to exceed the Funds’ investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Funds for losses identified in that review.

          As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused certain Funds’ ownership of other investment companies to exceed the statutory limit on ownership of voting stock. The SEC staff requested AGIFM reimburse those Funds for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Funds for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to those Funds. OCC Renaissance Fund and OCC Target Fund was reimbursed $5,074,548 ($0.03 per share) and $190,701 ($0.0040 per share), respectively in connection with this matter.

          During the year ended June 30, 2006, in a separate matter, PEA reimbursed the OCC Opportunity Fund $165,257 ($0.01 per share) for realized gains resulting from a trading error.

          During the year ended June 30, 2006, the Adviser reimbursed CCM Mid-Cap Fund, OCC Value Fund and OCC Opportunity Fund, $806,302 ($0.02 per share), $377 and $117,979 ($0.01 per share), respectively. These amounts fully resolve a review of the extent to which these Funds’ had made filings to participate in class action settlements for which they were eligible during certain periods prior to December 2005.

          During the six months ended Decmber 31, 2006, the Adviser reimbursed OCC Equity Premium Strategy Fund $3,682 (less than $0.005 per share) for realized losses resulting from trading errors.

| 12.31.06 | Allianz Funds Semi-Annual Report  81

Board Approval of Investment Advisory and Portfolio Management Agreements
(Unaudited)
December 31, 2006

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the particular sub-adviser for each Fund (collectively, the “Agreements”). The sub-advisers for the Funds appearing in this report include Cadence Capital Management LLC (“CCM”), RCM Capital Management LLC (“RCM”), Oppenheimer Capital LLC (“OCC”), and NFJ Investment Group L.P. (“NFJ”) (collectively, the “Sub-Advisers”).

          At an in-person meeting held in December 2006, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2007. At in-person meetings held in the first-half of 2006, the Board and the Independent Trustees unanimously approved, for initial 2-year terms, the Agreements with respect to the Funds that commenced operations in 2006, namely the Allianz NFJ Mid-Cap Value Fund and the Allianz OCC International Equity Fund (collectively, the “New Funds”).

          The material factors and conclusions that formed the basis of these approvals for the Funds, including the New Funds, are discussed below.

REVIEW PROCESS

The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Advisers furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in most cases through the Board’s Contracts Committee) met in person and telephonically a number of times from October to December 2006 (and earlier with respect to the New Funds), both with management and in private sessions, for the specific purpose of considering the proposed continuation (or, in the case of New Funds, the proposed initial approval) of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data by the Board’s Performance Committee at each regular meeting and periodic presentations from the Sub-Advisers with respect to the Funds they manage.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed approvals with representatives of the Adviser and the Sub-Advisers and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Adviser and the Sub-Advisers. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either in writing or orally.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account in their review those interests of all the Allianz Funds that were in common.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Advisers. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment programs used by each Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Advisers, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries, financial results of CCM, and assets under management and other information relating to the financial resources of the Adviser and the Sub-Advisers, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Advisers, noting that the Funds are multi-manager funds. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees also took into account shareholder expectations that the Adviser and applicable Sub-Advisers would be managing the Funds.

          The Trustees noted that, pursuant to the Portfolio Management Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Advisers implement the Funds’ investment programs (subject to the terms of the prospectus), analyze economic trends, evaluate the risk/return characteristics of the Funds, construct the Funds’ portfolios, monitor the Funds’ compliance with investment restrictions, and report to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Advisers in managing the Funds and the in-house research capabilities of the Sub-Advisers. They also considered various investment resources available to the Sub-Advisers, including research services acquired with “soft dollars” available to the Sub-Advisers as a result of securities transactions effected for the Funds and other clients. The Trustees reviewed each Sub-Adviser’s compliance program, including enhancements made during the past year. The

82  Allianz Funds Semi-Annual Report | 12.31.06 |

Trustees also took into account that, as part of a business restructuring effective in November 2006, OCC had replaced PEA Capital LLC as sub-adviser for the OCC Equity Premium Strategy, Growth, Opportunity and Target Funds, but that the transfer of such responsibilities to OCC did not result in a change of actual control or management of the Sub-Adviser to such Funds.

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Advisers, the Adviser provides or procures through third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services that are ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel to serve as Fund officers, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements: that the scope of the services provided to the Funds by the Adviser and the Sub-Advisers under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers to the Funds.

FUND PERFORMANCE

In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, including comparisons of each Fund’s investment results with those of mutual funds in a peer universe, as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended June 30, 2006, together with an analysis of the comparative performance information prepared by an independent consultant. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by each Sub-Adviser to that of each Fund managed by such Sub-Adviser. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees or their independent consultant.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          Funds Sub-Advised by CCM (CCM Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the CCM Capital Appreciation, Mid-Cap, Emerging Companies and Focused Growth Funds. The comparative information showed that for all CCMFunds, performance was above median for the performance universes for all periods.

          Funds Sub-Advised by NFJ (NFJ Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the NFJ Small-Cap Value, Dividend Value, Large-Cap Value and International Value Funds. For the Dividend Value and Large-Cap Value Funds, one, three and five years of performance information were presented. The Small-Cap Value Fund’s performance information was shown for ten years. Only one and three years of performance information were presented for the NFJ International Value Fund because of its short existence. The comparative information showed that for all NFJ Funds, performance was above median for the performance universes for all periods. Because the NFJ Mid-Cap Value Fund had not yet commenced operations at the time of consideration of the Agreements, it had no past investment performance to be reviewed by the Trustees. The Trustees took into account the performance records and expertise of the lead members of this New Fund’s portfolio management team.

          Funds Sub-Advised by OCC (OCC Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the OCC Target, Growth, Opportunity, Equity Premium Strategy, Renaissance, Value and Core Equity Funds. Only one year of performance information was presented for the OCC Core Equity Fund because of its short existence. The comparative information showed that for the OCC Growth and Opportunity Funds, performance was above median for the performance universes for all periods. For the OCC Equity Premium Strategy Fund, performance was below the median (in the third quartile) for the five-year period, but was above the median for the one and three-year periods. For the OCC Value and Core Equity Funds, performance was below the median (in the third quartile) for the one-year period (the only period for Core Equity), but was at or above the median for the three-, five- and ten-year periods for the OCC Value Fund. For the OCC Target Fund, performance was below the median (in the third quartile) for the one-, three-, and five-year periods. For the OCC Renaissance Fund, performance was below the median for the one-, three-, and five-year periods (in the third quartile for the five-year period, and the fourth quartile for the one- and three-year periods). Because the OCCInternational Equity Fund had not yet commenced operations at the time of consideration of the Agreements, it had no past investment performance to be reviewed by the Trustees. The Trustees took into account the performance record and expertise of the lead portfolio manager of this New Fund.

          Fund Sub-Advised by RCM (RCM Funds). The Trustees reviewed information showing performance of the Allianz Global Investors Multi-Style Fund (for which RCM provides advice regarding the allocation of Fund assets among other allianz and PIMCO Funds). The comparative information showed that performance for the Allianz Global Investors Multi-Style Fund was above median for its performance universe for all periods.

          Based on this and other information, and taking into account fee waivers or breakpoints proposed for certain Funds as described under “Fees and Other Expenses” below, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Advisers’ services were of a nature, quality and extent sufficient to support continuation (or, in the case of New Funds, initial approval) of the Agreements.

FEES AND OTHER EXPENSES

The Trustees considered the advisory fees paid by each Fund to the Adviser and sub-advisory fees paid by the Adviser to the Sub-Advisers. In doing so, the Trustees reviewed a report from an independent consultant, which analyzed comparisons of Funds’ fees and expenses to their Lipper peer groups. The Trustees also considered the administrative fee rate paid by

| 12.31.06 | Allianz Funds Semi-Annual Report  83

Board Approval of Investment Advisory and Portfolio Management Agreements  (Cont.)
(Unaudited)
December 31, 2006

each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Advisers, and the services provided by the Adviser, on the one hand, and the Sub-Advisers, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vi) each Fund’s total expenses as compared to those funds in their peer groups and peer universes as provided by Lipper.

          The Trustees also considered information showing the advisory fees charged by the Sub-Advisers to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Advisers by the Adviser with respect to the Funds were not necessarily as low as the fee rates charged by the Sub-Advisers to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Advisers to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Funds, and the expenses associated with the more extensive regulatory regime governing registered funds.

          The Trustees also considered and evaluated the administrative fees paid by each Fund under the Administration Agreement, including in light of the total expenses of the Funds and the total expenses of competitor funds as reflected in the Lipper materials. The Trustees noted that, in connection with the contract review process in prior years, they had negotiated with the Adviser to observe administrative fee breakpoints for each Fund and share class under the Administration Agreement, and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes). The Trustees considered the savings realized by shareholders under this arrangement, noting that a number of Funds had reached sufficient size for these administrative fee breakpoints to result in fee reductions.

          The Trustees reviewed information provided by Lipper and an independent consultant comparing each Fund’s advisory fee, and ratios of total expenses (less Rule 12b-1/distribution fees) to net assets (“total expense ratios”) for one or two share classes (retail and/or institutional share classes, depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds, for the most recent fiscal year. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and other sources that were not independently verified by the Trustees.

          CCM Funds. For the CCM Capital Appreciation, Focused Growth and Mid-Cap Growth Funds, advisory fees and total expense ratios were below median for all expense groups (including, for total expense ratios, both retail and institutional expense groups). For the CCM Emerging Companies Fund, advisory fees and total expenses were above median for the Fund’s expense group.

          NFJ Funds. For all NFJ Funds the advisory fees and total expense ratios were below median for all expense groups. Although the NFJ Mid-Cap Value Fund had not yet commenced operations, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the NFJ Mid-Cap Value Fund’s share classes with the fees and expenses of comparable share classes of comparable mutual funds identified by the Adviser.

          OCC Funds. For all OCC Funds other than the OCC Renaissance Fund, the advisory fees and total expense ratios were below median for all expense groups. For the OCC Renaissance Fund, the advisory fees were below median for the expense group, however total expense ratios were above median (in the fourth quartile) for retail and institutional expense groups. Although the OCC International Equity Fund had not yet commenced operations, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the OCC International Equity Fund’s share classes with the fees and expenses of comparable share classes of comparable mutual funds identified by the Adviser.

          RCM Fund. For the Allianz Global Investors Multi-Style Fund, the Trustees noted that the Fund does not pay an advisory fee, and the total expense ratios were below median for the institutional expense group but above median (in the third quartile) for the retail expense group.

          The Trustees evaluated each Fund’s advisory fees based on comparative fee and expense information and other factors, including Fund performance, the Adviser’s estimated profitability from its relationship with each Fund (described below) and possible economies of scale (described below). In light of these factors, the Trustees recommended that a portion of the advisory fees of certain Funds be waived by the Adviser for a one-year period, and that breakpoints be added to the advisory fees of certain Funds. After discussions, the Adviser agreed to waive advisory fees as follows for the one-year period ending December 31, 2007: for the OCC Renaissance Fund, a waiver of 5 basis points commencing on January 1, 2007 and an additional 5 basis points commencing on October 1, 2007. The Adviser also agreed to establish advisory fee breakpoints for the NFJ Small-Cap Value Fund as follows: a reduction of 2.5 basis points for assets from $3 billion up to $4 billion, an additional reduction of 2.5 basis points for assets from $4 billion up to $5 billion, and an additional reduction of 2.5 basis points for assets above $5 billion.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Advisers in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the advisory fee waivers and breakpoints that the Adviser agreed to observe for certain Funds as described above.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

The Trustees reviewed information regarding the cost of services provided by the Adviser (which took into account the sub-advisory fees paid to the Sub-Advisers and the costs incurred by the Sub-Advisers in providing services to the Funds) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2006. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the methodology used and the profitability information provided. The Trustees noted that, at the request of the Independent Trustees, certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability, and they noted their belief that further refinements were possible.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by

84  Allianz Funds Semi-Annual Report | 12.31.06 |

Board Approval of Investment Advisory and Portfolio Management Agreements  (Cont.)

numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

POSSIBLE FALL-OUT BENEFITS

The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Advisers from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Advisers and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from each Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to Sub-Advisers in connection with trade execution for the Funds (soft dollar arrangements). The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

POSSIBLE ECONOMIES OF SCALE

The Trustees considered the extent to which the Adviser and the Sub-Advisers may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds had not previously contained breakpoints that reduce the fee rate on assets above specified levels. In this regard, the Trustees took into account the advisory fee breakpoints that the Adviser agreed to observe for the NFJ Small-Cap Value Fund commencing January 1, 2007. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders, and, as previously noted, certain of the Funds had already reached sufficient size for the administrative fee breakpoints to result in fee reductions. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

CONCLUSIONS

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation (and, in the case of New Funds, initial approval) of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

| 12.31.06 | Allianz Funds Semi-Annual Report  85

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Allianz Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“AGIFM”)
1345 Avenue of the Americas
New York, NY 10105

Sub-Advisers

Cadence Capital Management LLC
NFJ Investment Group L.P.
Oppenheimer Capital LLC

Distributor

Allianz Global Investors Distributors LLC (“AGID”)
2187 Atlantic Street
Stamford, CT 06902

Custodian

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services-Midwest (“BFDS”)
330 W. 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110

For Account Information

For Allianz Funds account information contact your financial adviser, or if you receive account statements directly from Allianz Global Investors Distributors/BFDS, you can also call (800) 498-5413. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com

AZ800SA_17058

Allianz Funds
Semi-Annual Report

DECEMBER 31, 2006

Domestic Stock Funds

Share Classes	GROWTH STOCK FUNDS	BLEND STOCK FUNDS

ABC

Allianz CCM Focused Growth Fund

Allianz RCM Large-Cap
Growth Fund

Allianz RCM Strategic Growth Fund

Allianz OCC Growth Fund
(Formerly PEA Growth Fund)

Allianz NACM Growth Fund

Allianz CCM Capital
Appreciation Fund

Allianz CCM Mid-Cap Fund

Allianz RCM Mid-Cap Fund

Allianz OCC Target Fund
(Formerly PEA Target Fund)

Allianz OCC Opportunity Fund
(Formerly PEA Opportunity Fund)

Allianz OCC Equity Premium
Strategy Fund
(Formerly PEA Equity Premium Strategy Fund)

Allianz OCC Core Equity Fund

VALUE STOCK FUNDS

Allianz NFJ Large-Cap Value Fund

Allianz OCC Value Fund

Allianz NFJ Dividend Value Fund

Allianz NACM Flex-Cap Value Fund

Allianz NFJ Mid-Cap Value Fund

Allianz NFJ Small-Cap Value Fund

ASSET ALLOCATION

Allianz Global Investors
Multi-Style Fund
(Formerly AMM Asset Allocation Fund)

Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Table of Contents

		Page

President’s Letter		3
Important Information About the Funds		4
Financial Highlights		52
Statements of Assets and Liabilities		70
Statement of Operations		71
Statement of Changes in Net Assets		74
Notes to Financial Statements		79
Approval of Renewal of the Investment Advisory Contract and Administration Agreement		91

FUND	Fund Summary	Schedule of Investments

Allianz CCM Capital Appreciation Fund	6	26
Allianz CCM Focused Growth Fund	7	28
Allianz CCM Mid-Cap Fund	8	29
Allianz Global Investors Multi-Style Fund	9	25
Allianz NACM Flex-Cap Value Fund	10	31
Allianz NACM Growth Fund	11	32
Allianz NFJ Dividend Value Fund	12	33
Allianz NFJ Large-Cap Value Fund	13	34
Allianz NFJ Mid-Cap Value Fund	14	35
Allianz NFJ Small-Cap Value Fund	15	36
Allianz OCC Core Equity Fund	16	38
Allianz OCC Equity Premium Strategy Fund	17	39
Allianz OCC Growth Fund	18	41
Allianz OCC Opportunity Fund	19	42
Allianz OCC Target Fund	20	44
Allianz OCC Value Fund	21	46
Allianz RCM Large-Cap Growth Fund	22	47
Allianz RCM Mid-Cap Fund	23	48
Allianz RCM Strategic Growth Fund	24	50

2  Allianz Funds

President’s Letter

Dear Shareholder:

We are pleased to present you with this Semi-Annual Report for the Allianz Funds for the six months ended December 31, 2006.

Stocks delivered strong results during the reporting period as robust corporate earnings helped ease market volatility from the first half of the year. Investors also took their cue from positive economic news as the fed funds rate remained unchanged and falling oil prices helped to keep inflation in check. Against this encouraging backdrop, the broader stock market, as measured by the S&P 500 Index, returned 12.75% for the six-month period.

The upbeat mood on Wall Street helped provide many sectors with healthy returns. In particular, financial, telecom and information technology companies produced solid gains. Value stocks continued to lead growth stocks, but growth staged a comeback during the reporting period. For example, the Russell 1000 Growth Index of large-cap stocks returned -0.92% in the first six months of 2006, and a healthy 10.11% in the last half of the year.

While these results are impressive, investors should keep in mind that it always makes sense to remain well-diversified across many asset classes and sectors. A balanced investment portfolio can help you weather short-term market fluctuations and may enhance long-term return potential.

We hope you will take this opportunity to learn more about your Allianz Fund’s performance by reading the commentary within this report. If you have any questions, please contact your financial advisor. You may also call us at 1-800-426-0107 or visit www.allianzinvestors.com.

As always, we appreciate the confidence you have placed in us and we look forward to serving your investing needs in the future.

Sincerely,

E. Blake Moore, Jr.
President

January 31, 2007

Semiannual Report | December 31, 2006   3

Important Information About the Funds

The inception date on each Fund Summary page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): CCM Capital Appreciation (1/97), CCM Focused Growth (7/06), CCM Mid-Cap (1/97), NFJ Dividend Value (10/01), NFJ Large-Cap Value (7/02), NFJ Small-Cap Value (1/97), OCC Equity Premium Strategy (7/00), OCC Value (1/97), RCM Large-Cap Growth (2/02), and RCM Mid-Cap (2/02). The oldest share classes for OCC Target are A and C, and the B shares were first offered in 5/95. The oldest share class for the following funds is C, and the A and B shares were first offered in: OCC Growth (A in 10/90, B in 5/95) and OCC Opportunity (A in 12/90, B in 3/99). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class (A for OCC Target) to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the beginning of the seventh year. Class C shares are subject to a 1% CDSC for shares redeemed in the first year.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

Proxy Voting

The Funds’ Adviser and each Sub-Adviser have adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by Allianz Funds (the “Trust”) as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-877-4626, on the Allianz Global Investors Distributors Web site at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Form N-Q

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-888-877-4626. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

4  Allianz Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 07/01/06 to 12/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

The Russell 1000 Growth Index replaced the S&P 500 Index as the CCM Capital Appreciation Fund’s primary comparative index because the Adviser believes the Russell 1000 Growth Index is more representative of the Fund’s investment strategies.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-888-877-4626.

Semiannual Report | December 31, 2006   5

Allianz CCM Capital Appreciation Fund

Portfolio Insights

•

CCM Capital Appreciation Fund seeks growth of capital by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals and whose stock is reasonably valued by the market.

•	Large cap growth stocks rallied in second half of 2006, capping a fourth year of advances for equities. Large caps beat small- and mid-cap stocks for the period and value outperformed growth.

•

An overweight in financial services helped boost performance. St. Paul Travelers built a record of accelerating earnings growth throughout 2006 and investors bid prices of the company’s shares sharply higher in the quarter.

•	Stock selection in consumer staples was positive for performance. Shares of cigarette maker Carolina Group rose on legal developments that were seen as positive for the tobacco industry.

•

Energy exposure hampered fund performance for the period. Our focus on exploration, production and oil field services companies was a drag on Fund performance as these areas underperformed. Our position in Weatherford suffered as oil field service companies were pressured by an oversupply of natural gas in North America.

•

An underweight position and stock selection in information technology detracted from relative performance. The fund’s position in Citrix Systems, maker of computer-networking software, was a negative for performance. Citrix shares fell after the company announced revenues below analysts’ estimates. Relative to the benchmark, an underweight position in Microsoft also detracted.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (03/08/91)

Allianz CCM Capital Appreciation Fund Class A	4.44%	6.61%	4.73%	8.27%	11.51%
Allianz CCM Capital Appreciation Fund Class A (adjusted)	–1.30%	0.74%	3.55%	7.66%	11.11%
Allianz CCM Capital Appreciation Fund Class B	4.10%	5.88%	3.95%	7.71%	11.14%
Allianz CCM Capital Appreciation Fund Class B (adjusted)	–0.74%	0.96%	3.61%	7.71%	11.14%
Allianz CCM Capital Appreciation Fund Class C (adjusted)	3.06%	4.83%	3.95%	7.47%	10.69%
Russell 1000 Growth Index	10.11%	9.09%	2.70%	5.45%	9.08%
S&P 500 Index	12.75%	15.79%	6.19%	8.42%	11.13%
Lipper Multi-Cap Growth Fund Average	8.15%	8.19%	4.78%	7.52%	10.95%

†	The Fund began operations on 03/08/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	24.7%
Financial Services	19.0%
Healthcare	12.3%
Consumer Discretionary	7.3%
Energy	7.2%
Aerospace	3.8%
Consumer Services	3.6%
Consumer Staples	2.8%
Other	15.8%
Cash & Equivalents — net	3.5%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,044.40	$1,041.00	$1,040.30	$1,019.66	$1,015.88	$1,015.88
Expenses Paid During Period	$5.67	$9.52	$9.51	$5.60	$9.40	$9.40

For each class of the Fund, expenses are equal to the expense ratio for the class (1.10% for Class A, 1.85% for Class B, 1.85% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6 Allianz Funds

Allianz CCM Focused Growth Fund

Portfolio Insights

•

CCM Focused Growth Fund seeks long-term growth of capital by normally investing at least 80% of its assets in the common stock of companies in the Russell 1000 Growth Index with a market capitalization of at least $100 million at the time of investment.

•

U.S. stocks rallied in the period, capping a fourth year of advances for equities and marking the third longest bull market since 1900. Value outperformed growth and large caps beat small-and mid-caps.

•	Exposure to the materials sector benefited returns. Our position in steel and titanium maker Allegheny Technologies contributed to fund performance as markets rewarded profit growth.

•	Consumer staples holdings benefited relative returns. The fund’s position in cigarette maker Carolina Group advanced on favorable legal developments.

•

The Fund’s information technology exposure detracted from relative performance. Citrix Systems, maker of computer-networking software, underperformed after announcing third-quarter revenues below analysts’ estimates. Corning shares fell despite second-quarter earnings that more than tripled the prior year’s results. Those reported profits and strong demand for fiber optics weren’t enough to alleviate investors’ fears of a softening in pricing for the company’s electronics-oriented and flat-panel display products. Shares of Cisco Systems declined after the company forecast sales below analysts’ estimates.

•

In healthcare, shares of medical-testing laboratories Quest Diagnostics fell after the company lost a contract with United Health Group Inc. Hospira, the hospital supplier, reported a decline in third-quarter earnings.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)

Allianz CCM Focused Growth Fund Class A	2.89%	10.12%	5.72%	—	0.75%
Allianz CCM Focused Growth Fund Class A (adjusted)	–3.19%	4.06%	4.54%	—	–0.02%
Allianz CCM Focused Growth Fund Class C (adjusted)	1.11%	8.36%	4.97%	—	0.03%
Russell 1000 Growth Index	10.11%	9.09%	2.70%	—	–1.97%
Lipper Multi-Cap Growth Fund Average	8.15%	8.19%	4.78%	—	1.54%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	23.1%
Healthcare	13.2%
Financial Services	10.8%
Consumer Discretionary	6.1%
Telecommunications	5.0%
Materials & Processing	4.6%
Energy	4.4%
Aerospace	4.0%
Other	25.2%
Cash & Equivalents — net	3.6%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Class A	Class C	Class A	Class C

Beginning Account Value (07/05/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,024.50	$1,021.10	$1,018.98	$1,015.30
Expenses Paid During Period	$5.61	$9.32	$5.59	$9.29

For each class of the Fund, expenses are equal to the expense ratio for the class (1.13% for Class A and 1.88% for Class C), multiplied by the average account value over the period, multiplied by 179/365 (to reflect the period since the shares commenced operation on 7/5/06).

Semiannual Report | December 31, 2006  7

Allianz CCM Mid-Cap Fund

Portfolio Insights

•

CCM Mid-Cap Fund seeks growth of capital by normally investing at least 80% of its assets in common stocks of companies with market capitalizations of more than $500 million, excluding the 200 largest capitalization companies.

•

Mid-cap growth stocks edged up slightly in the summer of 2006, then rallied towards year’s end. Large cap stocks outperformed in the opening months of the reporting period before market leadership shifted to small and mid-cap stocks. Value outperformed growth throughout the period.

•

Fund performance was boosted in part by an overweight in materials companies. Allegheny Technologies Inc. benefited from a rally in steel company stocks as well speculation of takeovers in the industry. International Flavor and Fragrances delivered strong returns despite an environment of mergers and acquisitions among competitors.

•

Healthcare stocks detracted from relative results during the period. Our position in Forest Laboratories detracted from performance. The company’s shares fell with its announced purchase of privately held Cerexa, a developer of antibiotics. Quest Diagnostics suffered one of the biggest drops in the S&P 500 after the company lost a contract with United Health Group Inc.

•

Underperformance in consumer discretionary stocks was attributable in part to weak performance by retailers, including Ann Taylor as well as discount retailer TJX. A disappointing holiday sales season affected both companies. An underweight position relative to the benchmark in Choice Hotels, which delivered strong earnings, also detracted from performance.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/26/91)

Allianz CCM Mid-Cap Fund Class A	0.21%	3.91%	7.57%	9.11%	11.80%
Allianz CCM Mid-Cap Fund Class A (adjusted)	–5.30%	–1.80%	6.36%	8.50%	11.38%
Allianz CCM Mid-Cap Fund Class B	–0.16%	3.13%	6.77%	8.54%	11.42%
Allianz CCM Mid-Cap Fund Class B (adjusted)	–4.60%	–1.46%	6.46%	8.54%	11.42%
Allianz CCM Mid-Cap Fund Class C (adjusted)	–1.05%	2.21%	6.76%	8.30%	10.96%
Russell Midcap Growth Index	7.89%	10.64%	8.21%	8.61%	10.72%
Lipper Mid-Cap Core Fund Average	7.59%	12.22%	9.53%	10.18%	10.30%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	20.6%
Financial Services	14.6%
Consumer Discretionary	10.8%
Healthcare	9.7%
Energy	9.0%
Telecommunications	5.7%
Consumer Services	5.1%
Aerospace	3.9%
Other	19.9%
Cash & Equivalents — net	0.7%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,002.10	$998.40	$998.40	$1,019.66	$1,015.88	$1,015.88
Expenses Paid During Period	$5.55	$9.32	$9.32	$5.60	$9.40	$9.40

For each class of the Fund, expenses are equal to the expense ratio for the class (1.10% for Class A, 1.85% for Class B, 1.85% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8 Allianz Funds

Allianz Global Investors Multi-Style Fund (formerly AMM Asset Allocation Fund)

Portfolio Insights

•

Allianz Global Investors Multi-Style Fund seeks long-term capital appreciation and current income by normally investing in a diversified portfolio of other Allianz and PIMCO Funds. Normally, approximately 60% of the Fund’s assets will be allocated among underlying stock funds and 40% among underlying bond funds.

•	The performance of the Fund lagged its blended benchmark during the reporting period. This was primarily due to style selection, and to a lesser extent due to individual sub-fund performance.

•

Our decision to overweight equity markets and underweight bond markets was correct as equities outperformed bonds. However, our overweight position to U.S. growth stocks impaired performance as value stocks significantly outperformed growth stocks during this time period.

•

The PIMCO Total Return Fund continues to represent the vast majority of the fixed-income assets. This fund’s return over the reporting period slightly underperformed the Lehman Brothers Aggregate Bond Index. In contrast, our allocations to the PIMCO Emerging Markets Bond Fund positively impacted performance for the overall Fund.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (09/30/98)

Allianz Global Investors Multi-Style Fund Class A	8.97%	11.68%	7.76%	—	7.37%
Allianz Global Investors Multi-Style Fund Class A (adjusted)	2.98%	5.54%	6.55%	—	6.64%
Allianz Global Investors Multi-Style Fund Class B	8.64%	10.86%	6.94%	—	6.69%
Allianz Global Investors Multi-Style Fund Class B (adjusted)	3.64%	5.86%	6.63%	—	6.69%
Allianz Global Investors Multi-Style Fund Class C (adjusted)	7.62%	9.85%	6.94%	—	6.57%
Russell 3000 Index	12.11%	15.74%	7.17%	—	6.65%
Lehman Brothers Aggregate Bond Index	5.09%	4.33%	5.06%	—	5.39%
48% Russell 3000 Index, 12% MSCI All Country World Index Ex-US, 40% LBAG Index	9.66%	12.34%	7.66%	—	6.95%
Lipper Mixed-Asset Target Allocation Moderate Fund Average	8.59%	11.08%	6.35%	—	5.67%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Fund Allocation *

PIMCO Total Return	30.4%
NACM International	14.1%
PIMCO StocksPLUS®	13.5%
RCM Large-Cap Growth	8.8%
OCC Renaissance	6.8%
RCM Mid-Cap	6.6%
OCC Value	5.0%
OCC Opportunity	3.3%
Other	11.1%
Cash & Equivalents — net	0.4%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,089.70	$1,086.40	$1,086.20	$1,021.93	$1,018.15	$1,018.15
Expenses Paid During Period	$3.42	$7.36	$7.36	$3.31	$7.12	$7.12

For each class of the Fund, expenses are equal to the expense ratio for the class (0.65% for Class A, 1.40% for Class B, 1.40% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund.

Semiannual Report | December 31, 2006    9

Allianz NACM Flex-Cap Value Fund

Portfolio Insights

•

NACM Flex-Cap Value Fund seeks long-term capital appreciation by investing primarily in common stock of U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-book ratios and price-to-cash flow ratios.

•	The Fund’s relative underperformance was driven by stock selection, which was particularly unfavorable in the financials and industrials sectors.

•

Main detractors from portfolio performance included Washington Mutual, a savings and loan that experienced a decline in mortgage origination volumes, and 3M Company, a diversified manufacturer that lowered earnings estimates to reflect weakness in its optical films business. In the strong market environment, the Fund’s cash balance was also a drag on performance.

•

Stock selection in the telecommunication services sector was the primary area of relative strength, where AT&T was the top contributor. AT&T benefited from robust subscriber growth in its wireless segment and cost synergies related to its 2005 merger with SBC Corporation.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/19/02)

Allianz NACM Flex-Cap Value Fund Class A	12.00%	18.41%	—	—	19.89%
Allianz NACM Flex-Cap Value Fund Class A (adjusted)	5.84%	11.90%	—	—	18.38%
Allianz NACM Flex-Cap Value Fund Class B	11.58%	17.49%	—	—	18.98%
Allianz NACM Flex-Cap Value Fund Class B (adjusted)	6.58%	12.49%	—	—	18.73%
Allianz NACM Flex-Cap Value Fund Class C (adjusted)	10.62%	16.53%	—	—	18.99%
Russell 3000 Value Index	14.44%	22.33%	—	—	16.44%
Lipper Multi-Cap Value Fund Average	12.14%	17.37%	—	—	14.52%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	31.0%
Energy	13.4%
Telecommunications	9.7%
Capital Goods	7.2%
Materials & Processing	5.8%
Multi-Media	5.2%
Consumer Discretionary	4.8%
Consumer Staples	4.2%
Other	11.9%
Cash & Equivalents — net	6.8%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,120.00	$1,115.80	$1,116.20	$1,018.55	$1,014.77	$1,014.77
Expenses Paid During Period	$7.05	$11.04	$11.04	$6.72	$10.51	$10.51

For each class of the Fund, expenses are equal to the expense ratio for the class (1.32% for Class A, 2.07% for Class B, 2.07% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10 Allianz Funds

Allianz NACM Growth Fund

Portfolio Insights

•

NACM Growth Fund seeks long-term capital appreciation by investing at least 80% of its assets in stocks the portfolio managers consider to be growth equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase.

•

Stock selection, which was positive in every sector except utilities, was responsible for the Fund’s relative outperformance. Stock selection was particularly strong in the information technology and industrials sectors, where Cisco Systems and Lockheed Martin were top contributors. Networking company Cisco Systems experienced broad-based revenue and order growth. Aerospace and defense firm Lockheed Martin benefited from higher U.S. defense spending and solid program execution that has increased margins.

•

In the utilities sector, TXU Corp. was the main detractor from performance. The company reduced its long-term earnings outlook due to several factors, including expectations for higher fuel costs for its nuclear and coal-fired plants. The Fund’s sector allocations also detracted from performance, led by an overweight in industrials, a cyclical group which was hurt by the slowdown in the economy.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/19/02)

Allianz NACM Growth Fund Class A	11.10%	15.12%	—	—	11.13%
Allianz NACM Growth Fund Class A (adjusted)	4.99%	8.79%	—	—	9.73%
Allianz NACM Growth Fund Class B	10.67%	14.15%	—	—	10.28%
Allianz NACM Growth Fund Class B (adjusted)	5.67%	9.15%	—	—	9.96%
Allianz NACM Growth Fund Class C (adjusted)	9.59%	13.16%	—	—	10.26%
Russell 1000 Growth Index	10.11%	9.09%	—	—	10.03%
Lipper Multi-Cap Growth Fund Average	8.15%	8.19%	—	—	13.11%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	33.5%
Healthcare	18.0%
Consumer Discretionary	12.3%
Consumer Staples	6.1%
Capital Goods	5.9%
Consumer Services	5.4%
Aerospace	4.0%
Financial Services	3.4%
Other	8.9%
Cash & Equivalents — net	2.5%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,111.00	$1,106.70	$1,105.90	$1,019.21	$1,015.43	$1,015.38
Expenses Paid During Period	$6.33	$10.30	$10.35	$6.06	$9.86	$9.91

For each class of the Fund, expenses are equal to the expense ratio for the class (1.19% for Class A, 1.94% for Class B, 1.95% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006 11

Allianz NFJ Dividend Value Fund

Portfolio Insights

•

NFJ Dividend Value Fund seeks current income with long-term growth of capital as a secondary objective, by investing at least 80% of its assets in common stocks that pay or are expected to pay dividends.

•

U.S. value stocks rallied in the period, as equity markets capped a fourth year of advances. Value-oriented stocks outperformed growth stocks and large cap stocks beat small and mid-caps for the period.

•

Stock selection among consumer staples companies were a positive for Fund performance. Shares of grocery company Supervalu rallied in the period. Over the past year, Supervalu acquired retail properties Albertson’s, Osco Drug and Sav-on. Total revenue and net sales more than doubled from 2005 to 2006.

•

Stock selection in the information technology sector benefited relative performance with holdings IBM and Seagate Technology both delivering solid gains. Both companies delivered solid earnings growth for the period.

•

In healthcare, pharmaceutical company Merck was boosted by a series of court decisions involving the company’s Vioxx drug therapy. The decisions seem to indicate the company’s legal strategy of fighting each and every case rather than negotiating a group settlement may be paying off.

•

Stock selection in energy detracted from returns, primarily as a result of not holding shares of Exxon Mobil. Rising share prices for the Texas oil company added $97 billion in value to shareholders’ balance sheets.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (05/08/00)

Allianz NFJ Dividend Value Fund Class A	14.00%	24.12%	13.32%	—	13.62%
Allianz NFJ Dividend Value Fund Class A (adjusted)	7.73%	17.29%	12.05%	—	12.66%
Allianz NFJ Dividend Value Fund Class B	13.51%	23.23%	12.49%	—	12.78%
Allianz NFJ Dividend Value Fund Class B (adjusted)	8.51%	18.23%	12.24%	—	12.78%
Allianz NFJ Dividend Value Fund Class C (adjusted)	12.55%	22.21%	12.49%	—	12.77%
Russell 1000 Value Index	14.70%	22.21%	10.85%	—	8.31%
Lipper Equity Income Fund Average	12.44%	18.41%	8.61%	—	7.12%

†	The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	22.5%
Energy	15.2%
Consumer Staples	13.4%
Consumer Discretionary	8.4%
Healthcare	8.1%
Telecommunications	6.3%
Industrial	5.3%
Information Technology	4.2%
Other	7.6%
Cash & Equivalents — net	9.0%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,140.00	$1,135.10	$1,135.50	$1,019.81	$1,016.03	$1,016.03
Expenses Paid During Period	$5.77	$9.79	$9.80	$5.45	$9.25	$9.25

For each class of the Fund, expenses are equal to the expense ratio for the class (1.07% for Class A, 1.82% for Class B, 1.82% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

12 Allianz Funds

Allianz NFJ Large-Cap Value Fund

Portfolio Insights

•

NFJ Large-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in common stocks issued by large-cap companies with below-average P/E ratios relative to the market and their respective industry groups.

•

Large cap value stocks advanced steadily in the second half of 2006, capping a fourth year of advances for equities. Value-oriented stocks outperformed growth stocks and large caps beat small- and mid-cap stocks.

•

In utilities, TXU Corp., the largest power producer in Texas, dropped amid lower electricity prices and higher fuel costs in an environment where wholesale power prices on average dropped about 25 percent since peaking after Hurricanes Katrina and Rita in 2005.

•

Health care and financials contributed positively. Holdings in insurance companies Allstate and St. Paul Travelers benefited relative returns. Insurers enjoyed strong pricing power in 2006 justified by high levels of settlements from disasters in recent years Allstate posted strong earnings after passing the peak of the hurricane season unscathed a year after Katrina.

•

As fuel prices settled, investor enthusiasm cooled for the exploration, production and refining companies we hold, detracting from returns. Share prices for large integrated oil companies held up better in this environment and our lack of exposure to Exxon Mobil or Chevron detracted from performance. Among industrials, Masco Corp., the maker of Delta faucets and KraftMaid cabinets said profit fell because it couldn’t pass on higher raw-material and fuel prices to customers quickly enough.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (05/08/00)

Allianz NFJ Large-Cap Value Fund Class A	11.46%	20.79%	12.37%	—	12.42%
Allianz NFJ Large-Cap Value Fund Class A (adjusted)	5.32%	14.15%	11.10%	—	11.47%
Allianz NFJ Large-Cap Value Fund Class B	11.00%	19.85%	11.53%	—	11.60%
Allianz NFJ Large-Cap Value Fund Class B (adjusted)	6.00%	14.85%	11.27%	—	11.60%
Allianz NFJ Large-Cap Value Fund Class C (adjusted)	10.00%	18.87%	11.53%	—	11.60%
Russell Top 200 Value Index	15.65%	23.00%	8.66%	—	5.58%
Lipper Large-Cap Value Fund Average	12.77%	18.00%	7.88%	—	6.46%

†	The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	31.0%
Energy	15.0%
Consumer Discretionary	11.8%
Industrial	9.3%
Materials & Processing	8.1%
Consumer Staples	6.7%
Healthcare	5.9%
Telecommunications	4.9%
Other	3.0%
Cash & Equivalents — net	4.3%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,114.60	$1,110.00	$1,110.00	$1,019.56	$1,015.78	$1,015.78
Expenses Paid During Period	$5.97	$9.95	$9.95	$5.70	$9.50	$9.50

For each class of the Fund, expenses are equal to the expense ratio for the class (1.12% for Class A, 1.87% for Class B, 1.87% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period

Semiannual Report | December 31, 2006 13

Allianz NFJ Mid-Cap Value Fund

Portfolio Insights

•

NFJ Mid-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in common stocks and other equity securities of companies in the bottom 800 of the 1,000 largest North American companies traded on U.S. securities markets.

•

Mid-cap value stocks rallied in the waning months as investors propelled stocks to solid gains during the period. Large cap stocks outperformed in the opening months of the period before market leadership shifted to mid-caps. Value outperformed growth throughout the period.

•	In the materials sector, International Flavor and Fragrances delivered strong returns despite an environment of mergers and acquisitions among competitors.

•	Consumer stocks performed well for the portfolio. Shares of national grocery company Super-valu rallied. Supervalu’s earnings were reported as higher than originally anticipated.

•

In technology, shares of Seagate Technology soared as the world’s No.1 maker of hard-disk drives delivered solid returns despite lowered earnings estimates. Shares of computer distributor CDW Corp helped boost returns as the company’s average daily sales increased during the period.

•

Energy exposure detracted from fund performance as investors moved away from the exploration and production companies we favor. Our position in Anadarko Petroleum declined as the company announced the sale of some onshore Louisiana natural gas fields in an effort to reduce debt.

•

Healthcare stocks also hurt relative returns in the period. Our position in Omnicare Inc., provider of geriatric pharmaceutical services, detracted from portfolio performance. The company paid a $49.5 million settlement during the period over allegations about dosage switches for generic Zantac and two other drugs.

Average Annual Total Return for the period ended December 31, 2006

					Fund
					Inception
	6 Months*	1 Year	5 Years	10 Years	(08/21/06)

Allianz NFJ Mid-Cap Value Fund Class A	—	—	—	—	8.52%
Allianz NFJ Mid-Cap Value Fund Class A (adjusted)	—	—	—	—	2.57%
Allianz NFJ Mid-Cap Value Fund Class C (adjusted)	—	—	—	—	7.20%
Russell Midcap Value Index	—	—	—	—	9.88%
Lipper Mid-Cap Value Fund Average	—	—	—	—	9.74%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*          Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	23.0%
Energy	11.2%
Consumer Discretionary	9.7%
Utilities	9.1%
Industrial	9.1%
Materials & Processing	6.9%
Consumer Staples	6.8%
Healthcare	5.2%
Other	6.8%
Cash & Equivalents — net	12.2%

* % of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Class A	Class C	Class A	Class C

Beginning Account Value (08/21/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,085.20	$1,082.00	$1,013.39	$1,010.69
Expenses Paid During Period	$4.75	$7.55	$4.59	$7.29

For each class of the Fund, expenses are equal to the expense ratio for the class (1.27% for Class A and 2.02% for Class C), multiplied by the average account value over the period, multiplied by 132/365 (to reflect the period since the Fund commenced operation on 8/21/06).

14  Allianz Funds

Allianz NFJ Small-Cap Value Fund

Portfolio Insights

•

NFJ Small-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in the common stocks of companies with market capitalizations of between $100 million and $3.5 billion at the time of investment. The Fund invests primarily in dividend-paying stocks with below-average P/E ratios relative to the market and their respective industry groups.

•

Small cap value stocks rallied in the second half of the year. Large cap stocks outperformed during the period, especially in the opening months of the period. However, market leadership shifted as small and mid-cap stocks gained momentum. Value outperformed growth throughout the period.

•	Underweighting and stock selection decisions in the financials sector contributed positively to performance. The fund’s position in Nationwide Health boosted returns.

•

Utilities and materials stocks also contributed positively. Shares of Alabama oil and natural gas company Energen Corp advanced on recognition and acceptance of its extraction methods to remove natural gas from coal beds.

•

Stock selection decisions in the industrials sector was the most significant detractor from relative returns. Positions in trucking company Arkansas Best and manufacturing supply company Albany International were among the holdings that underperformed.

•

The Fund’s underweight in telecommunications weighed on relative returns. The Fund did not hold optical communications company Broadwing, which advanced on news that Level 3 Communications Inc. was buying it and its 19,000 miles of urban-based fiber optic cable.

Average Annual Total Return for the period ended December 31, 2006

					Fund
					Inception†
	6 Months*	1 Year	5 Years	10 Years	(10/01/91)

Allianz NFJ Small-Cap Value Fund Class A	8.87%	18.56%	16.54%	13.36%	14.23%
Allianz NFJ Small-Cap Value Fund Class A (adjusted)	2.89%	12.04%	15.23%	12.72%	13.80%
Allianz NFJ Small-Cap Value Fund Class B	8.48%	17.68%	15.66%	12.78%	13.84%
Allianz NFJ Small-Cap Value Fund Class B (adjusted)	3.52%	12.68%	15.44%	12.78%	13.84%
Allianz NFJ Small-Cap Value Fund Class C (adjusted)	7.49%	16.71%	15.67%	12.52%	13.38%
Russell 2000 Value Index	11.81%	23.48%	15.37%	13.27%	15.18%
Lipper Small-Cap Value Fund Average	8.75%	16.57%	13.66%	12.05%	13.41%

†          The Fund began operations on 10/01/91. Index comparisons began on 09/30/91.

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*          Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Industrial	23.0%
Financial Services	18.6%
Utilities	11.0%
Materials & Processing	10.9%
Energy	10.9%
Consumer Discretionary	7.7%
Consumer Staples	7.5%
Healthcare	3.0%
Other	1.5%
Cash & Equivalents — net	5.9%

* % of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,088.70	$1,084.80	$1,084.90	$1,018.95	$1,015.17	$1,015.17
Expenses Paid During Period	$6.53	$10.46	$10.46	$6.31	$10.11	$10.11

For each class of the Fund, expenses are equal to the expense ratio for the class (1.24% for Class A, 1.99% for Class B, 1.99% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  15

Allianz OCC Core Equity Fund

Portfolio Insights

•

OCC Core Equity Fund seeks long-term capital appreciation by investing mainly in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace. The Fund invests primarily in companies with market capitalizations of greater than $5 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. All sectors participated in the advance. The Russell 1000 Value Index outperformed both the Standard & Poor’s 500 Index and the Russell 1000 Growth Index. Small cap and mid-cap stocks outperformed large cap stocks.

•

Stock selection in the technology sector helped relative performance. Apple Computer extended its gains since July on favorable business prospects. Cisco Systems also advanced on strong revenue growth and positive sales growth forecasts for 2007, both of which exceeded analyst expectations. Heavy acquisition activity boosted Cisco as well as EMC Corp., whose stock reacted positively to a new executive appointment.

•

The Fund’s relative performance was hindered by stock selection in the energy sector. Arch Coal fell on concerns about supply disruption, and both Arch and Peabody Energy fell on market concerns about falling coal and natural gas prices due to warmer-than-usual weather in the Northeast.

•

Performance was also hurt by unfavorable stock selection in health care. In particular, Sanofi-Aventis declined on news that a Canadian drug maker was shipping a generic competitor to Sanofi’s best-selling Plavix blood thinner.

Average Annual Total Return for the period ended December 31, 2006

					Fund
					Inception
	6 Months*	1 Year	5 Years	10 Years	(03/31/05)

Allianz OCC Core Equity Fund Class A	11.61%	15.13%	—	—	12.42%
Allianz OCC Core Equity Fund Class A (adjusted)	5.48%	8.80%	—	—	8.85%
Allianz OCC Core Equity Fund Class C (adjusted)	10.13%	13.22%	—	—	11.58%
S&P 500 Index	12.75%	15.79%	—	—	13.13%
Lipper Multi-Cap Core Fund Average	10.53%	13.43%	—	—	12.76%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*          Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	21.6%
Technology	21.1%
Healthcare	15.5%
Energy	12.4%
Consumer Discretionary	8.4%
Capital Goods	3.8%
Telecommunications	3.3%
Aerospace	2.1%
Other	6.7%
Cash & Equivalents — net	5.1%

* % of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Class A	Class C	Class A	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,116.10	$1,111.30	$1,019.56	$1,015.73
Expenses Paid During Period	$5.97	$10.00	$5.70	$9.55

For each class of the Fund, expenses are equal to the expense ratio for the class (1.12% for Class A, and 1.88% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

16  Allianz Funds

Allianz OCC Equity Premium Strategy Fund (formerly PEA Equity Premium Strategy Fund)

Portfolio Insights

•

OCC Equity Premium Strategy Fund seeks long-term growth of capital and current income by normally investing at least 65% of its assets in stocks of companies with market capitalizations of greater than $5 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. The S&P 500 was up almost 13% during the second half of the year, continuing the bounce that began very late in the second quarter. All sectors participated in the advance. The Russell 1000 Value Index outperformed both the S&P 500 Index and the Russell 1000 Growth Index.

•

Within the option strategy, as of December 31, 2006, approximately 60% of the portfolio was covered. The current average duration of the options trades is 58 days. Most of the Fund’s option positions expired out of the money.

•

Within the stock portfolio, the Fund’s relative performance was helped by strong stock selection in the technology sector. Cisco Systems advanced on strong revenue growth and positive sales growth forecasts for 2007 that exceeded Street analysts’ expectations. Apple Computer extended its gains on favorable business prospects.

•	Strong stock selection in materials also aided relative performance. Phelps Dodge received a $25 billion bid from Freeport-McMoRan, which is trying to boost its copper reserves.

•

Stock selection was disappointing in the energy sector. Arch Coal fell on concerns about supply disruption, and both Arch and Peabody Energy fell on market concerns about falling coal and natural gas prices.

Average Annual Total Return for the period ended December 31, 2006

					Fund
					Inception
	6 Months*	1 Year	5 Years	10 Years	(12/28/94)

Allianz OCC Equity Premium Strategy Fund Class A	13.17%	17.28%	5.87%	10.44%	12.55%
Allianz OCC Equity Premium Strategy Fund Class A (adjusted)	6.95%	10.83%	4.68%	9.81%	12.02%
Allianz OCC Equity Premium Strategy Fund Class B	12.72%	16.33%	5.08%	9.87%	12.07%
Allianz OCC Equity Premium Strategy Fund Class B (adjusted)	7.72%	11.33%	4.75%	9.87%	12.07%
Allianz OCC Equity Premium Strategy Fund Class C (adjusted)	11.73%	15.34%	5.09%	9.62%	11.72%
S&P 500 Index	12.75%	15.79%	6.19%	8.42%	11.76%
Lipper Large-Cap Core Fund Average	11.68%	13.52%	4.83%	6.86%	10.07%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*          Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	18.1%
Energy	16.5%
Technology	15.2%
Healthcare	11.2%
Materials & Processing	5.2%
Capital Goods	4.0%
Transportation	3.8%
Consumer Staples	3.6%
Other	10.1%
Cash & Equivalents — net	12.3%

* % of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,131.70	$1,127.20	$1,127.30	$1,018.65	$1,014.87	$1,014.87
Expenses Paid During Period	$6.98	$10.99	$10.99	$6.61	$10.41	$10.41

For each class of the Fund, expenses are equal to the expense ratio for the class (1.30% for Class A, 2.05% for Class B, 2.05% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  17

Allianz OCC Growth Fund (formerly PEA Growth Fund)

Portfolio Insights

•

OCC Growth Fund seeks long-term growth of capital by normally investing at least 65% of its assets in common stocks of growth companies with market capitalizations of at least $5 billion. The Fund will normally invest in stocks that the portfolio managers consider to have above-average growth prospects (relative to companies in the same industry or the market as a whole).

•

The stock market rose sharply during the quarter, fueled by higher corporate earnings, slower and more sustainable economic growth, marginally lower core inflation, and the Federal Reserve’s decision to keep short-term interest rates at 5.25%.

•

Relative returns were boosted by strong stock selection in industrials, where the Fund’s sector performance significantly outperformed the Russell 1000 Growth Index’s industrial holdings. In particular, the Fund benefited from its investment in metal manufacturer Precision Castparts.

•

Performance was also helped by our stock selection in the technology sector. Apple Computer, the portfolio’s largest holding, was the top contributor during the last six months of 2006. Internet equipment provider Cisco Systems also helped lift the technology sector as the company advanced on news of record financial results and a positive business outlook.

•

Detracting from performance was the Fund’s exposure to the energy sector, where many stocks declined as oil prices retreated from their mid-August highs. Stock selection in the consumer discretionary sector also hurt performance. In particular, Federated Department Stores and Best Buy were detractors.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (02/24/84)

Allianz OCC Growth Fund Class A	12.51%	14.89%	3.31%	5.67%	11.93%
Allianz OCC Growth Fund Class A (adjusted)	6.32%	8.57%	2.15%	5.08%	11.65%
Allianz OCC Growth Fund Class B	12.07%	14.05%	2.53%	5.10%	11.68%
Allianz OCC Growth Fund Class B (adjusted)	7.07%	9.05%	2.17%	5.10%	11.68%
Allianz OCC Growth Fund Class C (adjusted)	11.07%	13.05%	2.53%	4.86%	11.09%
Russell 1000 Growth Index	10.11%	9.09%	2.70%	5.45%	11.50%
Lipper Large-Cap Growth Fund Average	8.05%	5.61%	2.15%	5.55%	10.48%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Healthcare	21.5%
Technology	18.7%
Financial Services	12.3%
Consumer Staples	8.3%
Energy	7.0%
Consumer Discretionary	6.9%
Telecommunications	5.8%
Capital Services	5.2%
Other	11.6%
Cash & Equivalents — net	2.7%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,125.10	$1,120.70	$1,120.70	$1,019.31	$1,015.53	$1,015.53
Expenses Paid During Period	$6.27	$10.26	$10.26	$5.96	$9.75	$9.75

For each class of the Fund, expenses are equal to the expense ratio for the class (1.17% for Class A, 1.92% for Class B, 1.92% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

18  Allianz Funds

Allianz OCC Opportunity Fund (formerly PEA Opportunity Fund)

Portfolio Insights

•

OCC Opportunity Fund seeks capital appreciation without consideration for income by normally investing at least 65% of its assets in common stocks of growth companies with market capitalizations of less than $2 billion.

•

Small caps led the market higher, exceeding the returns of large and mid-cap issues as continued industry consolidation lifted many sectors higher. The market was fueled by higher corporate earnings, slower, more sustainable economic growth, lower core inflation, and the Federal Reserve’s decision to maintain short-term interest rates at 5.25%.

•

The Fund’s stock selection in health care provided the largest source of positive alpha during the trailing six months. The sector was buoyed by pharmaceutical company Pozen, which, with GlaxoSmithKline, is developing a drug, Trexima, for treating migraine pain. Pharmaceuticals firm Connetics helped the Fund’s relative returns, rising sharply on its acquisition in December by Stiefel Laboratories.

•	Stock selection in financials helped relative performance. The Fund benefited from its investment in mortgage-related services provider Clayton Holdings.

•	The Fund’s technology holdings were positive for performance. Information technology services provider Kanbay International rose on news of its being acquired by consulting firm Capgemini.

•

Relative returns were hurt by the Fund’s stock selection within consumer staples, where specialty foods company SunOpta detracted from performance. Performance was also hurt by the Fund’s lack of exposure to the materials sector, the second-best performer in the Russell 2000 Growth Index for the trailing six months.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (02/24/84)

Allianz OCC Opportunity Fund Class A	10.80%	18.63%	9.58%	6.18%	13.95%
Allianz OCC Opportunity Fund Class A (adjusted)	4.71%	12.11%	8.35%	5.58%	13.67%
Allianz OCC Opportunity Fund Class B	10.36%	17.70%	8.76%	5.64%	13.68%
Allianz OCC Opportunity Fund Class B (adjusted)	5.36%	12.70%	8.48%	5.64%	13.68%
Allianz OCC Opportunity Fund Class C (adjusted)	9.37%	16.65%	8.75%	5.40%	13.11%
Russell 2000 Growth Index	6.86%	13.35%	6.93%	4.88%	7.99%
Lipper Small-Cap Growth Fund Average	5.21%	10.30%	5.91%	8.17%	10.02%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	25.3%
Healthcare	21.7%
Consumer Services	14.6%
Energy	7.9%
Consumer Discretionary	5.3%
Transportation	4.9%
Financial Services	4.8%
Commercial Products	3.1%
Other	10.8%
Cash & Equivalents — net	1.6%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,108.00	$1,103.60	$1,103.70	$1,018.50	$1,014.72	$1,014.72
Expenses Paid During Period	$7.07	$11.03	$11.03	$6.77	$10.56	$10.56

For each class of the Fund, expenses are equal to the expense ratio for the class (1.33% for Class A, 2.08% for Class B, 2.08% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006   19

Allianz OCC Target Fund (formerly PEA Target Fund)

Portfolio Insights

•

OCC Target Fund seeks capital appreciation by normally investing at least 65% of its assets in common stocks of growth companies with market capitalizations between $1 billion and $10 billion at the time of investment.

•

Stocks of mid-sized companies rose in the third and forth quarters; fueled by higher corporate earnings, slower and more sustainable economic growth, marginally lower core inflation, and the Federal Reserve’s decision to keep short-term interest rates at 5.25%.

•

The Fund’s stock selection in health care was a strong positive for performance. Biopharma-ceutical company Myogen advanced on news of its acquisition by Gilead Sciences. Specialty pharmaceutical company New River Pharmaceuticals also contributed due to a positive determination by the FDA on the its drug for treating ADHD.

•

The Fund’s relative returns were boosted by strong stock selection in industrials, where our sector performance outperformed the Russell Midcap Growth Index’s industrial holdings. The Fund benefited from its investment in metal manufacturer Precision Castparts.

•	Stock selection in financials also helped relative performance. The Fund benefited from its investment in Intercontinental Exchange, which operates online trading markets for energy futures contracts.

•

Relative returns were hurt by the Fund’s stock selection within technology. Networking software developer Citrix detracted from performance when third-quarter revenues fell short of expectations. Investment Technology Group curtailed the Fund’s outperformance during the trailing six months.

•

Performance was also hurt by the Fund’s stock selection within energy, where our holdings declined as oil prices retreated from their mid-August highs. Complete Production Services and Aventine Renewable Energy Holdings were detractors.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/17/92)

Allianz OCC Target Fund Class A	11.82%	14.31%	5.79%	9.56%	12.19%
Allianz OCC Target Fund Class A (adjusted)	5.67%	8.03%	4.60%	8.94%	11.74%
Allianz OCC Target Fund Class B	11.44%	13.51%	5.01%	9.04%	11.77%
Allianz OCC Target Fund Class B (adjusted)	6.44%	8.51%	4.68%	9.04%	11.77%
Allianz OCC Target Fund Class C (adjusted)	10.38%	12.45%	5.00%	8.79%	11.39%
Russell Midcap Growth Index	7.89%	10.64%	8.21%	8.61%	10.24%
Lipper Mid-Cap Growth Fund Average	5.46%	8.54%	5.88%	7.52%	9.59%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	25.4%
Healthcare	19.2%
Financial Services	11.7%
Consumer Services	9.9%
Consumer Discretionary	7.9%
Energy	5.3%
Capital Goods	4.8%
Communications	4.3%
Other	11.1%
Cash & Equivalents — net	0.4%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,118.20	$1,114.40	$1,113.80	$1,019.00	$1,015.22	$1,015.22
Expenses Paid During Period	$6.57	$10.55	$10.55	$6.26	$10.06	$10.06

For each class of the Fund, expenses are equal to the expense ratio for the class (1.23% for Class A, 1.98% for Class B, 1.98% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

20   Allianz Funds

Allianz OCC Value Fund

Portfolio Insights

•

OCC Value Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with market capitalizations of more than $5 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. Almost all sectors participated in the advance, while the energy sector trailed. The Russell 1000 Value Index outperformed both the Standard & Poor’s 500 Index and the Russell 1000 Growth Index for the six month period. Small cap and mid-cap stocks outperformed large cap stocks.

•

The Fund’s relative outperformance was due in part to strong stock selection in the financial sector. The Fund saw particular strength in insurance stocks, namely MBIA, Hartford Financial Services and AIG. In addition, brokerage firms performed well. Merrill Lynch and Morgan Stanley were among the top performing stocks in the financial services sector.

•

Relative performance was also helped by strong selection in the energy sector. ConocoPhillips was one of the top contributors overall, rising 23% during the reporting period as it moved towards what we consider a more reasonable valuation.

•

Stock selection in the health care sector was a detractor from relative performance. For example, Sanofi-Aventis declined on news that a Canadian drug maker was shipping a generic competitor to Sanofi’s best-selling Plavix blood thinner.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)

Allianz OCC Value Fund Class A	17.81%	20.58%	9.38%	12.93%	13.88%
Allianz OCC Value Fund Class A (adjusted)	11.33%	13.95%	8.15%	12.29%	13.45%
Allianz OCC Value Fund Class B	17.39%	19.63%	8.55%	12.34%	13.49%
Allianz OCC Value Fund Class B (adjusted)	12.39%	14.63%	8.26%	12.34%	13.49%
Allianz OCC Value Fund Class C (adjusted)	16.35%	18.66%	8.55%	12.09%	13.04%
Russell 1000 Value Index	14.70%	22.21%	10.85%	11.00%	13.05%
Lipper Large-Cap Value Fund Average	12.77%	18.00%	7.88%	8.42%	11.03%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	36.7%
Energy	16.7%
Healthcare	9.7%
Telecommunications	7.2%
Utilities	5.0%
Building/Construction	5.0%
Consumer Services	4.3%
Capital Goods	4.2%
Other	10.5%
Cash & Equivalents — net	0.7%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,178.10	$1,173.90	$1,173.50	$1,019.61	$1,015.83	$1,015.83
Expenses Paid During Period	$6.09	$10.19	$10.19	$5.65	$9.45	$9.45

For each class of the Fund, expenses are equal to the expense ratio for the class (1.11% for Class A, 1.86% for Class B, 1.86% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006   21

Allianz RCM Large-Cap Growth Fund

Portfolio Insights

•	RCM Large-Cap Growth Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in stocks of U.S. companies with market capitalizations of at least $3 billion.

•	Our growth style has faced a considerable head-wind recently. In large cap, value stocks (Russell 1000 Value) outperformed growth issues (Russell 1000 Growth) by 4.62% during the period.

•

The S&P 500 Index reached its low for the six month period in July, correcting on interest rate and inflation concerns, before reversing course. Strong earnings, receding fears about interest rates and a retreat in oil prices from $77 per barrel allowed stocks to climb over the rest of the year. The Index reached a six year high on December 15.

•

The rapid retreat in oil prices over the period negatively impacted the Fund’s energy holdings. These stocks (e.g. Weatherford International) typically include smaller and therefore less diversified companies but with significantly faster earnings growth than the larger, fully integrated exploration and production companies (e.g. Exxon-Mobil). We continue to hold these stocks and believe fundamental strengths have not been compromised.

•

Conversely, consumer discretionary stocks helped returns, and Coach Inc. was one of the strongest performers. Limited competition in the accessible luxury handbag category has given Coach the opportunity to take market share while maintaining pricing power.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)

Allianz RCM Large-Cap Growth Fund Class A	8.65%	6.86%	2.60%	8.15%	8.15%
Allianz RCM Large-Cap Growth Fund Class A (adjusted)	2.67%	0.99%	1.45%	7.54%	7.54%
Allianz RCM Large-Cap Growth Fund Class B	8.33%	6.09%	1.84%	7.51%	7.51%
Allianz RCM Large-Cap Growth Fund Class B (adjusted)	3.33%	1.09%	1.47%	7.51%	7.51%
Allianz RCM Large-Cap Growth Fund Class C (adjusted)	7.23%	5.08%	1.84%	7.35%	7.35%
S&P 500 Index	12.75%	15.79%	6.19%	8.42%	8.42%
Lipper Large-Cap Growth Fund Average	8.05%	5.61%	2.15%	5.55%	5.55%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	19.8%
Healthcare	19.1%
Financial Services	15.7%
Energy	8.2%
Consumer Staples	8.1%
Telecommunications	6.9%
Consumer Discretionary	6.3%
Capital Goods	5.1%
Other	9.9%
Cash & Equivalents — net	0.9%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,086.50	$1,083.30	$1,082.30	$1,019.56	$1,015.78	$1,015.78
Expenses Paid During Period	$5.89	$9.82	$9.81	$5.70	$9.50	$9.50

For each class of the Fund, expenses are equal to the expense ratio for the class (1.12% for Class A, 1.87% for Class B, 1.87% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

22   Allianz Funds

Allianz RCM Mid-Cap Fund

Portfolio Insights

•

RCM Mid-Cap Fund seeks long-term capital appreciation by normally investing 80% of its net assets in equity securities of small to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Midcap Growth Index.

•

Mid-cap stocks performed strongly during the second half of 2006 thanks to the surge that took place in the final five months of the year. A favorable Federal Reserve interest rate policy, strong corporate profits, and easing energy prices contributed to a strong market. Value stocks significantly outpaced growth stocks. The Russell Midcap Value Index gained 12.33% in the final six months of the year, outperforming the Russell Midcap Growth Index by over 4%.

•

Stock selection was positive during the period. Areas of strength include stock selection in industrials, consumer discretionary, and health care. In the consumer discretionary sector, retailers Coach and Dick’s Sporting Goods, along with apparel manufacturer Polo Ralph Lauren, were among the top 10 relative outperformers in the Fund. Polo Ralph Lauren shares benefited from third quarter earnings results that exceeded even the most optimistic expectations. The company delivered double-digit retail and wholesale sales growth and expanded margins. Future growth initiatives include expansion of its Rugby retail concept stores and retail in Asia.

•	In contrast, technology and telecommunication services stock selection detracted from performance, largely due to semiconductor and communications equipment holdings in the Fund.

•

Overall sector allocation was negative. Notably, energy was the only sector in the Russell Mid-cap Growth Index to deliver a negative return in the second half of 2006. The Fund’s overweight exposure to energy lowered relative returns.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/06/79)

Allianz RCM Mid-Cap Fund Class A	7.27%	6.90%	4.30%	7.12%	14.73%
Allianz RCM Mid-Cap Fund Class A (adjusted)	1.37%	1.02%	3.13%	6.52%	14.49%
Allianz RCM Mid-Cap Fund Class B	7.14%	6.02%	3.83%	6.62%	14.49%
Allianz RCM Mid-Cap Fund Class B (adjusted)	2.80%	1.72%	3.49%	6.62%	14.49%
Allianz RCM Mid-Cap Fund Class C (adjusted)	6.30%	5.18%	3.76%	6.47%	13.97%
Russell Midcap Index	9.94%	15.27%	12.88%	12.14%	15.09%
Russell Midcap Growth Index	7.89%	10.64%	8.21%	8.61%	—
Lipper Mid-Cap Growth Fund Average	5.46%	8.54%	5.88%	7.52%	12.52%

†	The Fund began operations on 11/06/79. Index comparisons began on 10/31/79.

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The inception of the RCM Mid-Cap Fund pre-dates the inception of the Russell Midcap Growth Index. As such, no numbers are presented for the inception period for the index. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	22.9%
Healthcare	14.4%
Consumer Discretionary	13.8%
Energy	7.9%
Financial Services	7.7%
Consumer Staples	7.2%
Consumer Services	5.8%
Capital Goods	4.8%
Other	14.3%
Cash & Equivalents — net	1.2%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,072.70	$1,071.40	$1,071.70	$1,019.16	$1,015.38	$1,015.38
Expenses Paid During Period	$6.27	$10.18	$10.18	$6.11	$9.91	$9.91

For each class of the Fund, expenses are equal to the expense ratio for the class (1.20% for Class A, 1.95% for Class B, 1.95% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006   23

Allianz RCM Strategic Growth Fund

Portfolio Insights

•	RCM Strategic Growth Fund seeks capital appreciation by normally investing at least 80% of its net assets in stocks of U.S. companies with market capitalizations of at least $500 million.

•

Our growth style has faced a considerable head-wind recently verses the broad market. In large cap, value stocks (Russell 1000 Value) outperformed growth issues (Russell 1000 Growth) by 4.62% in the second half of 2006.

•

Stock selection was strong during this period within the banking, internet and consumer services industries. Individual stocks that contributed significantly to this included Nintendo Co., Tencent Holdings and NVIDIA Corp. All these companies were up between 55% and 74% over the last 6 months. New product roll-outs, meaningful gains in market share and previously underappreciated growth prospects contributed to their substantial out performance.

•

The primary detractor during this exceptionally strong absolute performance period was the Fund’s cash position. Much, but not all, of this cash position was held to offset derivative positions. Microsoft and Ciena also detracted from returns.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/06)

Allianz RCM Strategic Growth Fund Class A	9.21%	—	—	—	–1.20%
Allianz RCM Strategic Growth Fund Class A (adjusted)	3.20%	—	—	—	–6.63%
Allianz RCM Strategic Growth Fund Class C (adjusted)	7.86%	—	—	—	–2.72%
Russell 1000 Growth Index	10.11%	—	—	—	5.81%
Lipper Multi-Cap Growth Fund Average	8.15%	—	—	—	2.71%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*     Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	26.6%
Healthcare	15.1%
Consumer Discretionary	8.8%
Consumer Staples	7.0%
Financial Services	6.2%
Telecommunications	4.8%
Aerospace	4.2%
Hotels/Gaming	2.6%
Other	16.6%
Cash & Equivalents — net	8.1%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

				(5% return before expenses)
	Class A	Class C	Class D	Class A	Class C	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,092.10	$1,088.60	$1,092.90	$1,016.59	$1,012.91	$1,016.64
Expenses Paid During Period	$9.02	$12.85	$8.97	$8.69	$12.38	$8.64

Expenses are equal to the expense ratio for the class (1.71% for Class A and 2.44% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

24  Allianz Funds

Schedule of Investments
Allianz Global Investors Multi-Style Fund (a)
December 31, 2006 (unaudited)

	Shares	Value (000s)

ALLIANZ FUNDS (b)—50.2%
CCM Capital Appreciation	122,967	$2,430
CCM Mid-Cap	82,500	2,128
NACM International	1,846,243	44,421
NFJ Small-Cap Value	264,754	8,536
OCC Growth (d)	78,101	1,826
OCC Opportunity	439,959	10,431
OCC Renaissance	991,510	21,367
OCC Target (d)	122,355	2,764
OCC Value	883,606	15,887
RCM Large-Cap Growth	1,945,363	27,780
RCM Mid-Cap	7,801,708	20,674

Total Allianz Funds (cost—$126,507)		158,244

PIMCO FUNDS (c)—49.4%
Emerging Markets Bond	101,671	1,124
Foreign Bond (U.S. Dollar-Hedged)	322,419	3,282
High Yield	696,593	6,889
Short-Term	623,818	6,213
StocksPLUS	3,826,542	42,589
Total Return	9,234,192	95,851

Total PIMCO Funds (cost—$151,389)		155,948

Total Investments
(cost—$277,896)—99.6%		314,192

Other assets less liabilities—0.4%		1,213

Net Assets—100.0%		$315,405

Notes to Schedule of Investments:

(a) Affiliated fund.

(b) Institutional Class shares of each Allianz fund.

(c) Institutional Class shares of each PIMCO fund.

(d) Non-income producing.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  25

Schedule of Investments
CCM Capital Appreciation Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—96.5%

Aerospace—3.8%
Boeing Co. (b)	224,850	$19,976
General Dynamics Corp.	293,560	21,826
Lockheed Martin Corp.	197,070	18,144

		59,946

Building/Construction—1.5%
Jacobs Engineering Group, Inc. (a)	282,060	22,999

Capital Goods—2.7%
Cooper Industries Ltd., Class A	235,830	21,326
Textron, Inc.	225,270	21,124

		42,450

Communications—1.3%
Omnicom Group, Inc. (b)	192,170	20,089

Consumer Discretionary—7.3%
Harley-Davidson, Inc.	255,650	18,016
International Game Technology (b)	530,790	24,522
J.C. Penney Co., Inc. (b)	233,250	18,044
Kohl’s Corp. (a)	284,620	19,477
McDonald’s Corp.	452,910	20,078
Nordstrom, Inc. (b)	318,890	15,734

		115,871

Consumer Services—3.6%
Marriott International, Inc., Class A (b)	383,270	18,290
McGraw-Hill Cos., Inc.	282,270	19,200
McKesson Corp.	371,970	18,859

		56,349

Consumer Staples—2.8%
Loews Corp. - Carolina Group	366,780	23,738
Safeway, Inc. (b)	603,790	20,867

		44,605

Energy—7.2%
Anadarko Petroleum Corp.	398,220	17,331
ENSCO International, Inc.	366,670	18,356
Halliburton Co. (b)	646,160	20,063
Marathon Oil Corp.	214,250	19,818
Noble Corp. (b)	245,810	18,718
Schlumberger Ltd. (b)	308,830	19,506

		113,792

Financial Services—19.0%
ACE Ltd.	272,550	16,508
Allstate Corp.	247,640	16,124
American Express Co.	320,420	19,440
American International Group, Inc.	281,000	20,136
Bank of America Corp.	345,490	18,446
Chubb Corp.	305,080	16,142
Charles Schwab Corp.	974,220	18,841
Goldman Sachs Group, Inc.	95,770	19,092
JP Morgan Chase & Co.	399,480	19,295
Lehman Brothers Holdings, Inc.	245,500	19,178
Merrill Lynch & Co., Inc.	218,300	20,324
Morgan Stanley	265,170	21,593
Progressive Corp.	803,260	19,455
ProLogis Group, Inc., REIT	295,110	17,934
Prudential Financial, Inc. (b)	234,760	20,156
St. Paul Travelers Cos., Inc.	305,080	16,380

		299,044

	Shares	Value (000s)

Healthcare—12.3%
Aetna, Inc.	450,190	$19,439
Amgen, Inc. (a)(b)	304,260	20,784
Baxter International, Inc.	406,820	18,872
Becton Dickinson & Co.	293,810	20,611
Biogen Idec, Inc. (a)	396,860	19,522
Forest Laboratories, Inc. (a)	379,010	19,178
Genentech, Inc. (a)(b)	215,030	17,445
Johnson & Johnson	275,000	18,156
Merck & Co., Inc. (b)	401,520	17,506
Schering-Plough Corp.	977,550	23,109

		194,622

Hotels/Gaming—1.1%
Starwood Hotels & Resorts Worldwide, Inc.	285,460	17,841

Materials & Processing—2.6%
Freeport-McMoran Copper & Gold, Inc., Class B (b)	379,350	21,141
Precision Castparts Corp.	260,740	20,411

		41,552

Multi-Media—1.3%
Walt Disney Co. (b)	606,650	20,790

Technology—24.7%
American Tower Corp. (a)	494,360	18,430
Apple Computer, Inc. (a)	233,360	19,798
Applied Materials, Inc.	1,033,230	19,063
BMC Software, Inc. (a)	642,900	20,701
Cisco Systems, Inc. (a)	1,210,900	33,094
Comcast Corp., Class A (a)(b)	678,750	28,731
Corning, Inc. (a)	1,090,510	20,403
Dell, Inc. (a)	703,350	17,647
DIRECTV Group, Inc. (a)	800,570	19,966
Electronic Data Systems Corp.	711,320	19,597
Emerson Electric Co.	468,760	20,668
Hewlett-Packard Co.	418,960	17,257
InterActiveCorp (a)	521,600	19,383
International Business Machines Corp.	212,750	20,669
Lam Research Corp. (a)	338,190	17,119
MEMC Electronic Materials, Inc. (a)	494,700	19,363
Microsoft Corp.	661,400	19,749
NVIDIA Corp. (a)	519,970	19,244
Sun Microsystems, Inc. (a)	3,498,240	18,961

		389,843

Telecommunications—1.5%
AT&T, Inc. (b)	655,810	23,445

Utilities—2.5%
FirstEnergy Corp.	325,930	19,653
FPL Group, Inc.	357,770	19,470

		39,123

Waste Disposal—1.3%
Waste Management, Inc.	550,460	20,240

Total Common Stock
(cost—$1,392,579)		1,522,601

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—16.3%

Collateral Invested for Securities on Loan (d)—12.8%
Allianz Dresdner Daily Asset Fund (e)	11,133,890	$11,134

	Principal Amount (000s)

Altius I Funding Corp.,
5.348% due 1/12/07 (c)	$10,000	9,979
Bank of America N.A.,
5.363% due 6/19/07, FRN (c)	10,000	10,000
5.363% due 11/8/07, FRN (c)	20,000	20,000
5.383% due 1/2/07	19,000	19,000
Bear Stearns Cos., Inc.,
5.433% due 1/2/07	10,000	10,000
Credit Suisse First Boston,
5.394% due 1/12/07, FRN	5,000	4,999
G Street Finance Corp.,
5.333% due 1/24/07	11,000	10,958
Giro Funding U.S. Corp.,
5.319% due 2/5/07 (c)	10,000	9,944
Goldman Sachs Group L.P.,
5.443% due 12/18/07 (c)	5,000	5,000
HSH Nordbank AG,
5.36% due 11/21/07, FRN (c)	10,000	10,000
KKR Atlantic Funding Trust,
5.348% due 1/3/07 (c)	5,000	4,996
Merrill Lynch & Co.,
5.336% due 7/27/07, FRN	5,000	5,000
Morgan Stanley,
5.372% due 4/5/07	5,000	5,000
5.38% due 2/2/07, FRN	3,000	3,000
Natexis Banques Populaires,
5.348% due 3/7/07, FRN	3,000	3,000
Northern Rock PLC,
5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.33% due 2/22/07	10,000	10,000
5.34% due 5/30/07	10,000	9,999
Sigma Finance, Inc., FRN (c),
5.363% due 4/16/07	5,000	5,000
5.367% due 12/6/07	10,000	10,000
5.368% due 6/20/07	15,000	15,000
Societe Generale,
5.25% due 1/2/07	4,005	4,005
Toyota Motor Credit Corp.,
5.304% due 8/17/07, FRN	5,000	4,999

		203,013

26  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
CCM Capital Appreciation Fund
December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—3.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $54,659; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $55,726 including accrued interest cost (cost—$54,629)	$54,629	$54,629

Total Short-Term Investments
(cost—$257,527)		257,642

Total Investments
(cost—$1,650,106)—112.8%		1,780,243

Liabilities in excess of other assets—(12.8)%		(201,357)

Net Assets—100.0%		$1,578,886

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $197,090; cash collateral of $202,480 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  27

Schedule of Investments
CCM Focused Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—96.4%

Aerospace—4.0%
Boeing Co.	1,190	$106
Lockheed Martin Corp.	1,910	176

		282

Capital Goods—2.6%
Carlisle Cos., Inc.	2,280	179

Chemicals—2.1%
Airgas, Inc.	3,660	148

Communications—2.6%
Interpublic Group of Cos., Inc. (a)	14,660	180

Consumer Discretionary—6.1%
Harley-Davidson, Inc.	1,870	132
Kohl’s Corp. (a)	2,280	156
Nordstrom, Inc.	2,780	137

		425

Consumer Services—2.5%
McGraw-Hill Cos., Inc.	2,560	174

Consumer Staples—2.8%
Loews Corp.—Carolina Group	3,030	196

Energy—4.4%
Cameron International Corp. (a)	3,110	165
Grant Prideco, Inc. (a)	3,580	142

		307

Financial Services—10.8%
Cbot Holdings, Inc. (a)	1,090	165
CNA Financial Corp. (a)	4,260	172
Goldman Sachs Group, Inc.	980	195
Morgan Stanley	2,720	222

		754

Healthcare—13.2%
Aetna, Inc.	3,240	140
Baxter International, Inc.	4,870	226
Forest Laboratories, Inc. (a)	3,510	178
Genentech, Inc. (a)	2,050	166
Schering-Plough Corp.	8,760	207

		917

Hotels/Gaming—1.2%
Starwood Hotels & Resorts Worldwide, Inc.	1,360	85

Materials & Processing—4.6%
Precision Castparts Corp.	2,360	185
Titanium Metals Corp. (a)	4,580	135

		320

Metals & Mining—2.1%
Allegheny Technologies, Inc.	1,580	143

Multi-Media—2.7%
Comcast Corp., Class A (a)	4,470	189

	Shares	Value (000s)

Technology—23.1%
Apple Computer, Inc. (a)	1,960	$166
Cisco Systems, Inc. (a)	7,720	211
Corning, Inc. (a)	7,820	146
Electronic Data Systems Corp.	6,510	180
Emerson Electric Co.	4,720	208
Hewlett-Packard Co.	4,320	178
LSI Logic Corp. (a)	18,870	170
Microsoft Corp.	5,840	175
QLogic Corp. (a)	7,950	174

		1,608

Telecommunications—5.0%
Avaya, Inc. (a)	15,330	214
Crown Castle International Corp. (a)	4,050	131

		345

Transportation—1.9%
Continental Airlines, Inc. (a)	3,280	135

Utilities—2.4%
NRG Energy, Inc. (a)	2,960	166

Waste Disposal—2.3%
Waste Management, Inc.	4,330	159

Total Common Stock
(cost—$6,263)		6,712

	Principal Amount (000s)

Repurchase Agreement–2.7%
State Street Bank & Trust Co. dated 12/29/06, 4.90%, due 1/2/07, proceeds $186; collateralized by Federal Home Loan Bank, 3.75%, due 8/15/08, valued at $194 including accrued interest (cost—$186)	$186	186

Total Investments
(cost—$6,449)—99.1%		6,898

Other assets less liabilities—0.9%		60

Net Assets—100.0%		$6,958

Notes to Schedule of Investments

(a) Non-income producing.

28  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
CCM Mid-Cap Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.3%

Aerospace—3.9%
DRS Technologies, Inc. (b)	326,730	$17,212
Goodrich Corp.	362,780	16,525
Rockwell Collins, Inc.	244,040	15,445

		49,182

Capital Goods—3.7%
Carlisle Cos., Inc.	198,560	15,587
Harsco Corp.	196,820	14,978
Joy Global, Inc.	328,560	15,883

		46,448

Chemicals—2.5%
Airgas, Inc.	338,160	13,702
Celanese Corp.	675,650	17,486

		31,188

Communications—1.3%
Interpublic Group of Cos., Inc. (a)(b)	1,342,180	16,428

Consumer Discretionary—10.8%
Coach, Inc. (a)	332,600	14,288
Harley-Davidson, Inc.	212,170	14,952
International Game Technology (b)	334,340	15,446
Newell Rubbermaid, Inc. (b)	530,360	15,354
Nordstrom, Inc.	258,790	12,769
Polo Ralph Lauren Corp., Class A	205,340	15,947
Saks, Inc.	895,430	15,957
Steelcase, Inc.	870,010	15,799
TJX Cos., Inc.	539,130	15,376

		135,888

Consumer Services—5.1%
Alliance Data Systems Corp. (a)	261,270	16,322
Convergys Corp. (a)	717,510	17,062
Hilton Hotels Corp.	441,150	15,396
MGM Mirage, Inc. (a)	280,150	16,067

		64,847

Consumer Staples—3.6%
Corn Products International, Inc.	466,560	16,115
Dean Foods Co. (a)	339,890	14,370
Jarden Corp. (a)	413,440	14,384

		44,869

Energy—9.0%
Cameron International Corp. (a)(b)	277,450	14,719
Grant Prideco, Inc. (a)	347,990	13,839
Mirant Corp. (a)	491,760	15,525
National-Oilwell Varco, Inc. (a)	191,290	11,703
Oceaneering International, Inc. (a)	358,180	14,220
Smith International, Inc.	295,890	12,152
Superior Energy Services (a)	480,700	15,709
Tesoro Corp.	225,220	14,813

		112,680

	Shares	Value (000s)

Environmental Services—2.5%
Allied Waste Industries, Inc. (a)	1,348,990	$16,579
Republic Services, Inc.	365,200	14,853

		31,432

Financial Services—14.6%
AG Edwards, Inc.	277,140	17,540
Ambac Financial Group, Inc.	180,900	16,113
Ameriprise Financial, Inc.	292,860	15,961
Apartment Investment & Management Co., REIT (b)	277,210	15,529
Assurant, Inc.	277,750	15,346
CB Richard Ellis Group, Inc., Class A (a)	393,380	13,060
Cbot Holdings, Inc. (a)(b)	102,970	15,597
CNA Financial Corp. (a)(b)	393,800	15,878
Developers Diversified Realty Corp., REIT (b)	247,630	15,588
Eaton Vance Corp.	492,910	16,271
Lincoln National Corp.	258,000	17,131
Nasdaq Stock Market, Inc. (a)	314,630	9,688

		183,702

Healthcare—9.7%
AmerisourceBergen Corp.	331,670	14,912
C.R. Bard, Inc.	181,710	15,076
Cephalon, Inc. (a)(b)	201,360	14,178
Forest Laboratories, Inc. (a)	341,760	17,293
Humana, Inc. (a)	278,030	15,378
ImClone Systems, Inc. (a)	459,160	12,287
Laboratory Corp. of America Holdings (a)(b)	215,840	15,858
VCA Antech, Inc. (a)	534,540	17,207

		122,189

Materials & Processing—3.8%
Allegheny Technologies, Inc.	161,550	14,649
International Flavors & Fragrances, Inc.	357,140	17,557
Precision Castparts Corp.	197,110	15,430

		47,636

Technology—20.6%
Ametek, Inc.	488,770	15,562
Amphenol Corp., Class A (b)	216,290	13,427
Applera Corp.—Applied Biosystems Group	428,730	15,730
Cadence Design Systems, Inc. (a)	876,430	15,697
Dolby Laboratories, Inc. (a)	511,240	15,859
Expedia, Inc. (a)	763,430	16,017
Global Payments, Inc.	344,980	15,973
LSI Logic Corp. (a)(b)	1,509,840	13,589
Mettler Toledo International, Inc. (a)	163,210	12,869
National Instruments Corp.	583,563	15,896
NCR Corp. (a)	339,960	14,537
NutriSystem, Inc. (a)(b)	236,560	14,995
QLogic Corp. (a)	750,560	16,452
Thermo Fisher Scientific, Inc. (a)	346,370	15,687
Thomas & Betts Corp. (a)	351,110	16,600
VeriFone Holdings, Inc. (a)(b)	423,700	14,999
Waters Corp. (a)	305,260	14,949

		258,838

	Shares	Value (000s)

Telecommunications—5.7%
American Tower Corp. (a)	397,770	$14,829
Avaya, Inc. (a)	1,168,010	16,329
Crown Castle International Corp. (a)(b)	477,070	15,409
Leap Wireless International, Inc. (a)	217,360	12,926
Qwest Communications International, Inc. (a)(b)	1,454,350	12,173

		71,666

Utilities—2.5%
Allegheny Energy, Inc. (a)	341,430	15,675
Centerpoint Energy, Inc. (b)	973,080	16,134

		31,809

Total Common Stock
(cost—$1,170,847)		1,248,802

SHORT-TERM INVESTMENTS—16.0%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—15.3%
Bank of America N.A.,
5.362% due 11/8/07, FRN (c)	$5,000	5,000
5.383% due 1/2/07	21,000	21,000
Bear Stearns Cos., Inc.,
5.433% due 1/2/07	10,000	10,000
Citigroup Global Markets, Inc.,
5.383% due 1/2/07	41,000	41,000
Credit Suisse First Boston,
5.394% due 1/12/07, FRN	5,000	4,999
Giro Funding U.S. Corp.,
5.319% due 2/5/07 (c)	15,000	14,917
Goldman Sachs Group L.P.,
5.443% due 12/18/07 (c)	5,000	5,000
HSH Nordbank AG,
5.31% due 1/16/07	5,000	5,000
5.36% due 11/21/07, FRN (c)	10,000	10,000
KKR Atlantic Funding Trust,
5.348% due 1/3/07 (c)	10,000	9,993
Merrill Lynch & Co.,
5.336% due 7/27/07, FRN	5,000	5,000
Morgan Stanley,
5.372% due 8/17/07	5,000	5,000
5.38% due 2/2/07, FRN	3,000	3,000
Natexis Banques Populaires,
5.348% due 3/7/07, FRN	5,000	5,000
Northern Rock PLC,
5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.33% due 2/22/07	10,000	9,999
5.34% due 5/30/07	10,000	9,998
Sigma Finance, Inc., FRN (c),
5.367% due 12/6/07	20,000	20,000
5.369% due 4/5/07	5,000	5,002
Societe Generale,
5.25% due 1/2/07	976	976

		192,884

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   29

Schedule of Investments (cont.)
CCM Mid-Cap Fund
December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—0.7%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $8,467; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $8,632 including accrued interest (cost—$8,462)	$8,462	$8,462

Total Short-Term Investments
(cost—$201,256)		201,346

Total Investments
(cost—$1,372,103)—115.3%		1,450,148

Liabilities in excess of other assets—(15.3)%		(192,963)

Net Assets—100.0%		$1,257,185

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $186,355; cash collateral of $192,373 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these Securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

30   Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
NACM Flex-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—89.9%

Aerospace—0.7%
AAR Corp. (a)	15,900	$464

Capital Goods—7.2%
3M Co.	28,200	2,198
General Electric Co.	45,200	1,682
Textron, Inc.	9,300	872

		4,752

Consumer Discretionary—4.8%
Federated Department Stores, Inc.	23,000	877
Foot Locker, Inc.	31,400	688
Newell Rubbermaid, Inc.	34,100	987
Stein Mart, Inc.	49,000	650

		3,202

Consumer Services—0.5%
Energy Coal Resources, Inc. (a)(c)	26,000	338

Consumer Staples—4.2%
Altria Group, Inc.	20,500	1,759
PepsiCo, Inc.	16,000	1,001

		2,760

Energy—13.4%
Chevron Corp.	18,200	1,338
ConocoPhillips	27,400	1,971
Exxon Mobil Corp.	38,500	2,950
Marathon Oil Corp.	11,200	1,036
Valero Energy Corp.	30,700	1,571

		8,866

Financial Services—31.0%
American Express Co.	20,400	1,238
American Home Mortgage Investment Corp., REIT (b)	36,400	1,278
American International Group, Inc.	23,800	1,705
Bank of America Corp.	35,598	1,901
Bank of New York Co., Inc.	26,200	1,031
Capital One Financial Corp.	11,417	877
Citigroup, Inc.	28,600	1,593
Countrywide Financial Corp. (b)	27,000	1,146
Goldman Sachs Group, Inc.	6,800	1,356
JPMorgan Chase & Co.	34,500	1,666
Morgan Stanley	9,600	782
TD Ameritrade Holding Corp.	31,200	505
U.S. Bancorp (b)	40,500	1,466
Washington Mutual, Inc.	33,700	1,533
Wells Fargo & Co.	67,600	2,404

		20,481

Healthcare—2.6%
Pfizer, Inc.	65,700	1,702

Materials & Processing—5.8%
Alcan, Inc.	19,200	936
Dow Chemical Co.	16,600	663
Martin Marietta Materials, Inc.	17,100	1,777
Smurfit-Stone Container Corp. (a)	43,000	454

		3,830

	Shares	Value (000s)

Multi-Media—5.2%
Comcast Corp., Class A (a)(b)	60,300	$2,553
Idearc, Inc. (a)	31,105	891

		3,444

Technology—3.3%
3Com Corp. (a)	201,400	828
Lexmark International, Inc. (a)	18,500	1,354

		2,182

Telecommunications—9.7%
Alcatel S.A. ADR (b)	74,500	1,059
Andrew Corp. (a)	96,900	991
AT&T, Inc. (b)	58,700	2,099
Corning, Inc. (a)	62,000	1,160
Verizon Communications, Inc.	29,700	1,106

		6,415

Utilities—1.5%
Duke Energy Corp.	9,400	312
NRG Energy, Inc. (a)	11,800	661

		973

Total Common Stock
(cost—$51,869)		59,409

EXCHANGE-TRADED FUND—3.3%
iShares Russell 1000 Value Index Fund (cost—$1,826)	26,700	2,205

SHORT-TERM INVESTMENTS—20.3%

Collateral Invested for Securities on Loan (d)(e)—13.7%
Allianz Dresdner Daily Asset Fund	9,065,536	9,066

	Principal Amount (000s)

Repurchase Agreement—6.6%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $4,318; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $4,406 including accrued interest (cost—$4,316)	$4,316	4,316

Total Short-Term Investments
(cost—$13,381)		13,382

Total Investments
(cost—$67,076) (f)—113.5%		74,996

Liabilities in excess of other assets—(13.5)%		(8,924)

Net Assets—100.0%		$66,072

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $8,756; cash collateral of $9,066 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

(f) Securities with an aggregate value of $338, which represents 0.51% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   31

Schedule of Investments
NACM Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—97.5%

Aerospace—4.0%
Boeing Co.	1,900	$169
Lockheed Martin Corp.	2,300	212
Raytheon Co.	3,400	179

		560

Capital Goods—5.9%
3M Co.	1,700	132
Cooper Industries Ltd., Class A	1,600	145
General Electric Co.	9,700	361
Parker Hannifin Corp.	2,300	177

		815

Consumer Discretionary—12.3%
AMR Corp. (a)	3,000	91
Dollar Tree Stores, Inc. (a)	5,800	175
Federated Department Stores, Inc.	3,600	137
J.C. Penney Co., Inc.	3,000	232
Johnson Controls, Inc.	900	77
Kohl’s Corp. (a)	3,300	226
Mattel, Inc.	8,900	202
McDonald’s Corp.	3,500	155
Newell Rubbermaid, Inc.	3,400	98
Nordstrom, Inc.	3,100	153
Wal-Mart Stores, Inc.	3,600	166

		1,712

Consumer Services—5.4%
Manpower, Inc.	2,500	187
McKesson Corp.	3,800	193
News Corp., Class B	6,000	134
Walt Disney Co.	6,900	236

		750

Consumer Staples—6.1%
Altria Group, Inc.	1,900	163
Anheuser-Busch Cos., Inc.	3,000	148
Coca-Cola Co.	6,100	294
General Mills, Inc.	1,800	104
Molson Coors Brewing Co.	1,900	145

		854

Diversified Manufacturing—0.6%
Procter & Gamble Co.	1,290	83

Energy—3.0%
Devon Energy Corp.	2,500	168
Frontier Oil Corp.	3,900	112
Valero Energy Corp.	2,700	138

		418

Financial Services—3.4%
Cigna Corp.	1,200	158
Goldman Sachs Group, Inc.	500	99
Morgan Stanley	2,600	212

		469

	Shares	Value (000s)

Healthcare—18.0%
Abbott Laboratories	5,200	$253
Amgen, Inc. (a)	2,500	171
Baxter International, Inc.	3,900	181
Biogen Idec, Inc. (a)	1,300	64
Cardinal Health, Inc.	1,500	97
Caremark Rx, Inc.	1,500	86
Johnson & Johnson	8,200	541
Laboratory Corp. of America Holdings (a)	2,600	191
Medco Health Solutions, Inc. (a)	2,300	123
Schering-Plough Corp.	6,000	142
UnitedHealth Group, Inc.	6,200	333
WellCare Health Plans, Inc. (a)	2,600	179
Wyeth	2,700	137

		2,498

Materials & Processing—1.7%
Freeport-McMoran Copper & Gold, Inc., Class B	2,200	123
Phelps Dodge Corp.	900	108

		231

Multi-Media—1.7%
Comcast Corp., Class A (a)	3,300	140
Gannett Co., Inc.	1,500	91

		231

Technology—33.5%
Agilent Technologies, Inc. (a)	4,000	139
BEA Systems, Inc. (a)	12,800	161
Cisco Systems, Inc. (a)	18,400	503
Diebold, Inc.	1,900	89
eBay, Inc. (a)	3,300	99
Emdeon Corp. (a)	10,400	129
Google, Inc., Class A (a)	400	184
Hewlett-Packard Co.	7,600	313
IMS Health, Inc.	4,800	132
Integrated Device Technology, Inc. (a)	3,900	60
Intel Corp.	12,400	251
InterActiveCorp (a)	2,200	82
International Business Machines Corp.	4,800	466
MEMC Electronic Materials, Inc. (a)	3,200	125
Microsoft Corp.	24,300	726
Motorola, Inc.	3,600	74
Network Appliance, Inc. (a)	4,500	177
NutriSystem, Inc. (a)	1,100	70
Oracle Corp. (a)	18,100	310
QUALCOMM, Inc.	6,300	238
Sun Microsystems, Inc. (a)	37,900	206
Thomas & Betts Corp. (a)	2,800	132

		4,666

Telecommunications—1.3%
Level 3 Communications, Inc. (a)	32,200	180

Transportation—0.6%
CSX Corp.	2,300	79

Total Common Stock
(cost—$12,983)		13,546

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—3.9%
State Street Bank & Trust Co.,dated 12/29/06, 4.90%, due 1/2/07, proceeds $545,297; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $557,556 including accrued interest (cost—$545)	$545	$545

Total Investments
(cost—$13,528)—101.4%		14,091

Liabilities in excess of other assets—(1.4)%		(191)

Net Assets—100.0%		$13,900

Notes to Schedule of Investments

(a) Non-income producing.

32  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
NFJ Dividend Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—91.0%

Consumer Discretionary—8.4%
CBS Corp. (a)	3,173,200	$98,940
Mattel, Inc. (a)	3,280,000	74,325
Stanley Works (a)	1,525,000	76,692
V.F. Corp.	920,900	75,588
Whirlpool Corp. (a)	1,550,000	128,681

		454,226

Consumer Staples—13.4%
Altria Group, Inc.	1,397,000	119,891
Anheuser-Busch Cos., Inc. (a)	2,100,000	103,320
Coca-Cola Co. (a)	2,198,400	106,073
HJ Heinz Co.	2,023,900	91,096
Kimberly-Clark Corp.	1,530,000	103,963
Reynolds American, Inc. (a)	1,545,199	101,164
Supervalu, Inc.	2,645,200	94,566

		720,073

Energy—15.2%
Anadarko Petroleum Corp. (a)	3,000,000	130,560
Chevron Corp. (a)	1,600,000	117,648
ConocoPhillips	1,613,100	116,062
Marathon Oil Corp.	2,350,000	217,375
Occidental Petroleum Corp.	2,400,000	117,192
PetroChina Co., Ltd. ADR (a)	850,000	119,663

		818,500

Financial Services—22.5%
Allstate Corp.	1,581,400	102,965
Bank of America Corp. (a)	1,900,000	101,441
Duke Realty Corp., REIT (a)	791,000	32,352
Freddie Mac	1,514,400	102,828
JPMorgan Chase & Co.	1,812,000	87,519
Key Corp.	2,267,000	86,214
Lincoln National Corp.	1,500,000	99,600
Morgan Stanley (a)	1,020,000	83,059
Regions Financial Corp. (a)	4,050,000	151,470
St. Paul Travelers Cos., Inc.	1,731,000	92,937
Wachovia Corp. (a)	1,828,200	104,116
Washington Mutual, Inc. (a)	3,610,000	164,219

		1,208,720

Healthcare—8.1%
GlaxoSmithKline PLC ADR	2,187,000	115,386
Merck & Co., Inc.	2,303,200	100,420
Pfizer, Inc. (a)	8,500,000	220,150

		435,956

Industrial—5.3%
Deere & Co.	1,200,000	114,084
Masco Corp. (a)	3,100,000	92,597
RR Donnelley & Sons Co.	2,256,700	80,203

		286,884

Information Technology—4.2%
International Business Machines Corp.	1,150,200	111,742
Seagate Technology, Inc. (a)	4,200,000	111,300

		223,042

Materials & Processing (a)—3.7%
Dow Chemical Co.	2,400,000	95,856
Lyondell Chemical Co.	4,100,000	104,837

		200,693

	Shares	Value (000s)

Telecommunications—6.3%
AT&T, Inc. (a)	3,320,000	$118,690
Verizon Communications, Inc.	3,000,000	111,720
Windstream Corp.	7,690,944	109,365

		339,775

Utilities—3.9%
DTE Energy Co. (a)	1,833,000	88,736
KeySpan Corp.	786,000	32,367
Sempra Energy (a)	1,590,000	89,104

		210,207

Total Common Stock (cost—$4,316,050)		4,898,076

SHORT-TERM INVESTMENTS—20.9%

Collateral Invested for Securities on Loan (c)—9.7%
Allianz Dresdner Daily Asset Fund (d)	52,679,725	52,680

	Principal Amount (000s)

Altius I Funding Corp.,
5.348% due 1/12/07 (b)	$18,000	17,963
Bank of America N.A., FRN (b),
5.362% due 11/8/07	40,000	40,000
5.363% due 6/19/07	20,000	20,000
Credit Suisse First Boston,
5.394% due 1/12/07, FRN	20,000	19,994
Giro Funding U.S. Corp. (b),
5.319% due 2/5/07	25,000	24,861
Goldman Sachs Group L.P.,
5.443% due 12/18/07 (b)	18,000	18,000
Goldman Sachs Group L.P., Series 2,
5.40% due 9/15/07, FRN (b)	8,000	8,000
HSH Nordbank AG,
5.36% due 11/21/07, FRN (b)	10,000	10,000
KKR Atlantic Funding Trust (b),
5.326% due 1/3/07	9,000	8,993
5.348% due 1/3/07	30,000	29,978
Merrill Lynch & Co.,
5.336% due 7/27/07, FRN	10,000	10,000
Morgan Stanley,
5.372% due 4/5/07	10,000	10,000
5.38% due 2/2/07, FRN	2,000	2,000
5.394% due 2/15/07, FRN	10,000	10,007
Morrigan TRR Funding LLC,
5.381% due 1/12/07 (b)	25,000	24,948
Northern Rock PLC,
5.390% due 8/3/07, FRN (b)	2,000	2,000
Ormond Quay Funding LLC (b),
5.330% due 2/22/07	25,000	24,999
5.332% due 1/19/07	20,000	19,996
5.340% due 5/30/07	39,000	38,994
Scaldis Capital LLC,
5.307% due 1/8/07 (b)	5,000	4,993
Sigma Finance, Inc., FRN (b),
5.363% due 4/16/07	20,000	19,998
5.367% due 12/6/07	30,000	30,000
5.368% due 6/20/07	15,000	15,000
5.369% due 4/5/07	10,000	10,004
Societe Generale,
5.250% due 1/2/07	35,251	35,251
Toyota Motor Credit Corp.,
5.304% due 8/17/07, FRN	13,500	13,498

		522,157

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—11.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $604,080, collateralized by Federal Home Loan Bank, 3.625%—4.125%, due 9/14/07-1/15/08 valued at $474,016 including accrued interest; and Fannie Mae, 3.125%–5.75%, due 12/15/07–2/15/08, valued at 141,812 including accrued interest (cost—$603,751)	$603,751	$603,751

Total Short-Term Investments (cost—$1,125,525)		1,125,907

Total Investments (cost—$5,441,575)—111.9%		6,023,984

Liabilities in excess of other assets—(11.9)%		(641,734)

Net Assets—100.0%		$5,382,250

Notes to Schedule of Investments
(amounts in thousands):

(a) All or portion of securities on loan with an aggregate market value of $506,973; cash collateral of $520,853 was received with which the Fund purchased short-term investments.

(b) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(c) Securities purchased with the cash proceeds from the securities on loan.

(d) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  33

Schedule of Investments
NFJ Large-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—95.7%

Consumer Discretionary—11.8%
Carnival Corp. (a)	56,000	$2,747
CBS Corp.	166,700	5,198
Federated Department Stores, Inc.	67,900	2,589
Fortune Brands, Inc.	29,700	2,536
Gannett Co., Inc. (a)	86,700	5,242
General Motors Corp. (a)	123,000	3,779
Johnson Controls, Inc.	32,100	2,758
Limited Brands, Inc.	93,500	2,706
McDonald’s Corp.	58,500	2,593
Paccar, Inc. (a)	37,400	2,427

		32,575

Consumer Staples—6.7%
Altria Group, Inc.	62,100	5,329
Anheuser-Busch Cos., Inc.	54,500	2,681
Archer-Daniels-Midland Co.	85,000	2,717
Coca-Cola Enterprises, Inc.	115,600	2,361
Kimberly-Clark Corp.	77,900	5,293

		18,381

Energy—15.0%
Apache Corp. (a)	124,200	8,260
ConocoPhillips	157,800	11,354
GlobalSantaFe Corp.	93,000	5,466
Occidental Petroleum Corp.	168,500	8,228
Valero Energy Corp.	158,500	8,109

		41,417

Financial Services—31.0%
Allstate Corp.	162,100	10,554
Bank of America Corp.	148,000	7,902
Citigroup, Inc.	153,200	8,533
Countrywide Financial Corp. (a)	122,500	5,200
Freddie Mac	118,500	8,046
Key Corp.	208,400	7,926
Lehman Brothers Holdings, Inc. (a)	100,800	7,875
MetLife, Inc. (a)	135,000	7,966
Simon Property Group, Inc., REIT (a)	54,900	5,561
St. Paul Travelers Cos., Inc.	147,400	7,914
Washington Mutual, Inc.	176,000	8,006

		85,483

Healthcare—5.9%
Cigna Corp.	19,300	2,539
Johnson & Johnson	41,000	2,707
Merck & Co., Inc.	125,800	5,485
Pfizer, Inc.	210,600	5,455

		16,186

Industrial—9.3%
3M Co.	34,900	2,720

Burlington Northern Santa Fe Corp.	37,200	2,746
Deere & Co.	50,400	4,791
General Electric Co.	74,200	2,761
Masco Corp.	244,600	7,306
Northrop Grumman Corp.	77,000	5,213

		25,537

	Shares	Value (000s)

Information Technology—1.0%
Hewlett-Packard Co.	63,100	$2,599
Materials & Processing—8.1%
Alcoa, Inc.	183,100	5,495
Dow Chemical Co.	196,000	7,828
Phelps Dodge Corp.	54,200	6,489
PPG Industries, Inc.	39,400	2,530

		25,537

Telecommunications—4.9%
AT&T, Inc. (a)	153,100	5,473
Verizon Communications, Inc.	217,100	8,085

		13,558

Utilities—2.0%
TXU Corp.	102,700	5,567
Total Common Stock (cost—$237,515)		263,645

SHORT-TERM INVESTMENTS—15.5%

Collateral Invested for Securities on Loan (b)(c)—11.0%
Allianz Dresdner Daily
Asset Fund	30,362,289	30,362

	Principal
	Amount (000s)
Repurchase Agreement—4.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds 12,378; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $12,620 including accrued interest (cost—$12,371)	$12,371	12,371

Total Short-Term Investments
(cost—$42,733)		42,733

Total Investments
(cost—$280,248)—111.2%		306,378

Liabilities in excess of other assets—(11.2)%		(30,837)

Net Assets—100.0%		$275,541

Notes to Schedule of Investments
(amounts in thousands):

(a) All or portion of securities on loan with an aggregate market value of $29,544; cash collateral of $30,362 was received with which the Fund purchased short-term investments.

(b) Security purchased with the cash proceeds from the securities on loan.

(c) Affiliated fund.

Glossary:

REIT — Real Estate Investment Trust

34   Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
 NFJ Mid-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—87.8%

Consumer Discretionary—9.7%
Dollar General Corp.	2,000	$32
Harley-Davidson, Inc.	1,600	113
Leggett & Platt, Inc.	4,500	108
Limited Brands, Inc.	3,700	107
Mattel, Inc.	5,000	113

		473

Consumer Staples—6.8%
HJ Heinz Co.	2,500	112
Pepsi Bottling Group, Inc.	3,500	108
Supervalu, Inc.	3,100	111

		331

Energy—11.2%
Anadarko Petroleum Corp.	2,500	109
Chesapeake Energy Corp.	3,800	110
Cimarex Energy Co.	3,000	109
Hess Corp.	2,200	109
Pogo Producing Co.	2,200	107

		544

Financial Services—23.0%
Associated Banc-Corp.	3,200	112
Astoria Financial Corp.	3,600	109
Comerica, Inc.	1,900	111
Key Corp.	3,000	114
Lincoln National Corp.	1,700	113
Loews Corp.	2,700	112
Mercury General Corp.	2,100	111
Nationwide Financial Services	2,100	114
Regions Financial Corp.	3,000	112
Reinsurance Group of America	2,000	111

		1,119

Healthcare—5.2%
Health Management Associates, Inc.	5,200	110
Mylan Laboratories, Inc.	5,700	114
Omnicare, Inc.	700	27

		251

Industrial—9.1%
Ingersoll-Rand Co., Ltd., Class A	2,800	110
Masco Corp.	3,700	110
RR Donnelley & Sons Co.	3,100	110
Teleflex, Inc.	1,700	110

		440

Information Technology—4.6%
CDW Corp.	1,600	113
Seagate Technology, Inc.	4,200	111

		224

Materials & Processing—6.9%
Alcan, Inc.	2,300	112

Freeport-McMoran Copper & Gold, Inc., Class B	2,000	112
Lubrizol Corp.	2,200	110

		334

Telecommunications—2.2%
Windstream Corp.	7,700	109

	Shares	Value (000s)

Utilities—9.1%
Atmos Energy Corp.	3,400	$109
DTE Energy Co.	2,300	111
KeySpan Corp.	2,700	111
Progress Energy, Inc.	2,300	113

		444

Total Common Stock
(cost—$4,149)		4,269

	Principal Amount (000s)

Repurchase Agreement—14.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $685; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $704, including accrued interest (cost—$685)	$685	685

Total Investments
(cost—$4,834)—101.9%		4,954

Liabilities in excess of other assets—(1.9)%		(94)

Net Assets—100.0%		$4,860

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   35

Schedule of Investments
NFJ Small-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—94.1%

Consumer Discretionary—7.7%
ArvinMeritor, Inc. (b)	2,073,000	$37,791
Brown Shoe Co., Inc.	885,100	42,255
Cato Corp., Class A	1,445,500	33,116
CKE Restaurants, Inc.	150,000	2,760
Claire’s Stores, Inc.	1,127,000	37,349
Ethan Allen Interiors, Inc. (b)	945,000	34,124
Journal Register Co.	1,055,000	7,701
Kellwood Co. (b)	1,072,300	34,871
Lancaster Colony Corp.	690,000	30,574
M.D.C. Holdings, Inc. (b)	109,000	6,218
M/I Homes, Inc. (b)	187,400	7,157
Sonic Automotive, Inc. (b)	437,300	12,699
Thor Industries, Inc. (b)	992,400	43,656

		330,271

Consumer Staples—7.5%
Corn Products International, Inc. (b)	1,228,000	42,415
Fresh Del Monte Produce, Inc. (b)	1,111,000	16,565
JM Smucker Co.	831,500	40,303
Loews Corp.—Carolina Group	825,000	53,394
PepsiAmericas, Inc.	2,038,200	42,761
Pilgrim’s Pride Corp. (b)	1,233,900	36,314
Ruddick Corp.	1,280,700	35,539
Universal Corp. (b)	1,126,500	55,210

		322,501

Energy—10.9%
Berry Petroleum Co., Class A (b)	1,455,400	45,132
Buckeye Partners L.P., UNIT (b)	915,000	42,529
Cabot Oil & Gas Corp. (b)	875,000	53,069
Frontier Oil Corp. (b)	1,120,300	32,197
Holly Corp.	963,100	49,503
Magellan Midstream Partners L.P., UNIT (b)	1,295,000	49,987
Range Resources Corp.	1,568,000	43,057
St. Mary Land & Exploration Co. (b)	1,175,000	43,287
Suburban Propane Partners L.P., UNIT (b)	268,100	10,191
TC Pipelines L.P., UNIT (b)	181,400	6,530
Tidewater, Inc. (b)	829,000	40,091
Valero L.P. (b)	395,000	22,029
W&T Offshore, Inc.	640,200	19,667
Western Refining, Inc. (b)	395,000	10,057

		467,326

Financial Services—18.6%
Advance America, Cash Advance Centers, Inc. (b)	2,000,900	29,313
American Equity Investment Life Holding Co. (b)	1,443,300	18,806
American Financial Group, Inc. (b)	1,383,000	49,664
BancorpSouth, Inc.	1,155,000	30,977
CBL & Assoc. Properties, Inc., REIT (b)	1,090,000	47,251
Delphi Financial Group, Inc., Class A (b)	1,064,500	43,070
Equity One, Inc., REIT (b)	1,643,800	43,824
First Industrial Realty Trust, Inc., REIT (b)	967,000	45,343

	Shares	Value (000s)

FirstMerit Corp.	397,400	$9,593
Fremont General Corp. (b)	1,320,000	21,397
Healthcare Realty Trust, Inc., REIT (b)	1,066,000	42,150
Hilb Rogal & Hobbs Co. (b)	972,000	40,941
HRPT Properties Trust, REIT	3,445,000	42,546
Infinity Property & Casualty Corp. (b)	289,200	13,994
Kingsway Financial Services, Inc. (b)	677,100	14,117
LandAmerica Financial Group, Inc. (b)	586,000	36,982
Nationwide Health Properties, Inc., REIT (b)	1,450,000	43,819
New Plan Excel Realty Trust, Inc., REIT (b)	1,603,000	44,050
Ohio Casualty Corp.	439,100	13,090
Old National Bancorp (b)	799,500	15,127
Potlatch Corp., REIT (b)	1,069,038	46,845
Provident Bankshares Corp.	1,073,000	38,199
Susquehanna Bancshares, Inc. (b)	940,000	25,267
Washington Federal, Inc.	1,600,000	37,648
WP Stewart & Co., Ltd. (b)	360,900	5,717

		799,730

Healthcare—3.0%
Arrow International, Inc.	504,100	17,835
Hillenbrand Industries, Inc. (b)	590,000	33,589
Invacare Corp.	1,200,000	29,460
Owens & Minor, Inc.	1,251,000	39,119
West Pharmaceutical Services, Inc. (b)	150,000	7,684

		127,687

Industrial—23.0%
Acuity Brands, Inc.	832,000	43,297
Albany International Corp., Class A (b)	1,101,500	36,250
Arkansas Best Corp. (b)	1,176,100	42,340
Banta Corp. (b)	844,200	30,729
Barnes Group, Inc.	1,848,000	40,194
Briggs & Stratton Corp. (b)	1,272,200	34,286
Crane Co.	1,231,000	45,104
Curtiss-Wright Corp. (b)	1,408,400	52,223
DRS Technologies, Inc. (b)	830,400	43,745
Frontline Ltd. (b)	1,355,000	43,157
General Maritime Corp. (b)	1,008,000	35,472
Harsco Corp.	468,500	35,653
John H. Harland Co.	876,000	43,975
Kennametal, Inc.	778,900	45,838
Lennox International, Inc.	1,237,000	37,865
Lincoln Electric Holdings, Inc.	854,000	51,599
Lufkin Industries, Inc.	65,900	3,827
Mueller Industries, Inc.	1,108,000	35,124
Regal-Beloit Corp.	815,500	42,822
Schawk, Inc. (b)	566,900	11,077
Simpson Manufacturing Co., Inc. (b)	1,310,200	41,468
Skywest, Inc.	1,666,000	42,500
Teekay Shipping Corp. (b)	873,400	38,098
Teleflex, Inc.	445,500	28,761
Universal Forest Products, Inc.	519,200	24,205
Werner Enterprises, Inc. (b)	2,409,000	42,109
World Fuel Services Corp. (b)	415,400	18,469

		990,187

	Shares	Value (000s)

Information Technology—0.7%
Landauer, Inc.	311,400	$16,339
Methode Electronics, Inc.	1,196,300	12,956

		29,295

Materials & Processing—10.9%
Agnico-Eagle Mines Ltd. (b)	1,285,000	52,993
Cleveland-Cliffs, Inc. (b)	1,076,800	52,160
Commercial Metals Co.	1,885,000	48,633
Iamgold Corp. (b)	1,454,900	12,818
Lubrizol Corp.	905,000	45,368
Massey Energy Co. (b)	539,500	12,532
Methanex Corp.	1,749,500	47,884
Olin Corp.	2,113,000	34,907
Quanex Corp. (b)	982,500	33,985
RPM International, Inc. (b)	2,149,800	44,909
Sensient Technologies Corp. (b)	1,640,000	40,344
Sonoco Products Co.	1,149,000	43,731

		470,264

Telecommunications—0.8%
Iowa Telecommunications Services, Inc. (a)	1,678,000	33,074

Utilities—11.0%
Atmos Energy Corp.	1,380,000	44,036
Cleco Corp. (b)	1,577,000	39,788
Duquesne Light Holdings, Inc. (b)	2,275,000	45,159
Energen Corp.	1,182,000	55,483
National Fuel Gas Co. (b)	1,130,000	43,550
Peoples Energy Corp. (b)	959,000	42,743
Southwest Gas Corp.	790,000	30,312
UGI Corp.	1,685,000	45,967
Vectren Corp.	1,400,000	39,592
Westar Energy, Inc.	1,770,000	45,949
WGL Holdings, Inc. (b)	1,325,000	43,168

		475,747

Total Common Stock (cost—$3,059,380)		4,046,082

36  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
NFJ Small-Cap Value Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—36.5%

Collateral Invested for Securities on Loan (d)—30.2%
Allianz Dresdner Daily Asset Fund (a)	80,000,000	$80,000

	Principal Amount (000s)

Altius I Funding Corp. (c),
5.344% due 1/12/07	$1,000	998
5.348% due 1/12/07	39,000	38,920
Bank of America N.A.,
5.362% due 11/8/07, FRN (c)	64,000	64,000
5.363% due 6/19/07, FRN (c)	50,000	50,000
5.383% due 1/2/07	101,000	101,000
Citigroup Global Markets, Inc.,
5.383% due 1/2/07	192,000	192,000
Credit Suisse First Boston,
5.394% due 1/12/07, FRN	20,000	19,994
G Street Finance Corp.,
5.333% due 1/24/07	45,000	44,827
Giro Funding U.S. Corp. (c),
5.319% due 2/5/07	50,000	49,722
Goldman Sachs Group L.P.,
5.443% due 12/18/07 (c)	35,000	35,000
Goldman Sachs Group L.P., Series 2,
5.40% due 9/15/07, FRN (c)	10,000	10,000
Greyhawk Funding LLC,
5.338% due 2/8/07 (c)	46,177	45,898
HSH Nordbank AG,
5.31% due 1/16/07	20,000	20,000
5.36% due 11/21/07, FRN (c)	24,000	24,000
KKR Atlantic Funding Trust (c),
5.326% due 1/3/07	1,000	999
5.348% due 1/3/07	35,000	34,974
Merrill Lynch & Co.,
5.336% due 7/27/07, FRN	10,000	10,000
Morgan Stanley,
5.372% due 4/5/07	50,000	50,000
5.372% due 8/17/07	63,000	63,000
5.38% due 2/2/07, FRN	10,000	10,000
5.394% due 2/15/07, FRN	10,000	10,007
Morrigan TRR Funding LLC,
5.381% due 1/12/07 (c)	25,000	24,948
Natexis Banques Populaires, FRN,
5.348% due 3/7/07	22,000	22,000
5.367% due 5/11/07	10,000	10,000
Northern Rock PLC,
5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.33% due 2/22/07	30,000	29,999
5.34% due 5/30/07	30,000	29,996
Scaldis Capital LLC,
5.307% due 1/8/07 (c)	19,752	19,723
Sigma Finance, Inc., FRN (c),
5.367% due 12/6/07	35,000	35,000
5.368% due 6/20/07	30,000	30,000
5.369% due 4/5/07	20,000	20,008
Societe Generale,
5.25% due 1/2/07	73,922	73,922
Tango Finance Corp.,
5.352% due 4/16/07, FRN (c)	10,000	10,000
Toyota Motor Credit Corp., FRN,
5.29% due 7/19/07	18,000	18,000
5.304% due 8/17/07	15,000	14,998

		1,295,933

	Principal Amount (000s	)	Value (000s)

Repurchase Agreement—6.3%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $271,454; collateralized by Federal Home Loan Bank, 4.00%, due 6/13/08, valued at $49,284 including accrued interest; and Fannie Mae, 3.25%–6.00%, due 5/15/08–8/15/08, valued at $227,449 including accrue interest (cost—$271,306)	$271,306		$271,306

Total Short-Term Investments (cost—$1,566,222)			1,567,239

Total Investments (cost—$4,625,602)—130.6%			5,613,321

Liabilities in excess of other assets—(30.6)%			(1,314,169)

Net Assets—100.0%			$4,299,152

Notes to Schedule of Investments
(amounts in thousands):

(a) Affiliated fund or security.

(b) All or portion of securities on loan with an aggregate market value of $1,257,560; cash collateral of $1,292,786 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

UNIT — More than one class of securities traded together.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   37

Schedule of Investments
 OCC Core Equity Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—94.9%

Aerospace—2.1%
Boeing Co.	1,700	$151

Building—1.9%
Centex Corp.	2,500	141

Capital Goods—3.8%
Parker Hannifin Corp.	1,800	138
Tyco International Ltd.	4,500	137

		275

Consumer Discretionary—8.4%
Best Buy Co., Inc.	4,400	217
Federated Department Stores, Inc.	6,200	236
V.F. Corp.	1,950	160

		613

Consumer Staples—1.1%
Colgate-Palmolive Co.	1,200	78

Energy—12.4%
Arch Coal, Inc.	3,200	96
Chevron Corp.	2,100	154
ConocoPhillips	3,900	281
Exxon Mobil Corp.	4,000	307
Weatherford International Ltd. (a)	1,700	71

		909

Financial Services—21.6%
Ambac Financial Group, Inc.	1,600	143
American International Group, Inc.	2,200	158
Bank of America Corp.	2,900	155
Capital One Financial Corp.	2,500	192
Countrywide Financial Corp.	5,300	225
JPMorgan Chase & Co.	4,100	198
MBIA, Inc.	2,300	168
Merrill Lynch & Co., Inc.	1,400	130
Wells Fargo & Co.	6,000	213

		1,582
Healthcare—15.5%
Abbott Laboratories	3,300	161
Aetna, Inc.	4,500	194
Biogen Idec, Inc. (a)	1,600	79
Pfizer, Inc.	4,400	114
Roche Holdings AG ADR	2,300	206
UnitedHealth Group, Inc.	2,300	124
WellPoint, Inc. (a)	1,400	110
Wyeth	2,800	142

		1,130
Materials & Processing—1.8%

Nucor Corp.	2,300	126
Vulcan Materials Co.	100	9

		135

	Shares	Value (000s	)

Technology—21.1%
Cisco Systems, Inc. (a)	11,500	$314
EMC Corp. (a)	20,000	264
Hewlett-Packard Co.	8,400	346
Motorola, Inc.	4,500	92
Nokia Corp. ADR	8,300	169
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	21,376	234
Texas Instruments, Inc.	4,200	121

		1,540

Telecommunications—3.3%
AT&T, Inc.	3,900	139
NII Holdings, Inc., Class B (a)	1,600	103

		242
Transportation—1.9%
Union Pacific Corp.	1,500	138

Total Common Stock (cost—$6,151)		6,934

	Principal Amount (000s	)

Repurchase Agreement—5.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $372; collateralized by Federal Home Loan Bank, 3.875%, due 8/22/08, valued at $383 including accrued interest (cost—$372)	$372		372

Total Investments (cost—$6,523)—100.0%			7,306

Other assets less liabilities—0.0%			1

Net Assets—100.0%			$7,307

Notes to Schedule of Investments

(a) Non-income producing.

Glossary:

ADR — American Depositary Receipt

38 Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
 OCC Equity Premium Strategy Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s	)

COMMON STOCK—87.7%

Aerospace—2.0%
Boeing Co.	15,200	$1,350

Building—2.1%
Centex Corp. (b)	24,900	1,401
Capital Goods—4.0%
Illinois Tool Works, Inc.	29,600	1,367
Tyco International Ltd.	45,600	1,386

		2,753

Consumer Discretionary—2.4%
Best Buy Co., Inc.	23,700	1,166
Harley-Davidson, Inc. (c)	7,100	500

		1,666

Consumer Staples—3.6%
Altria Group, Inc. (b)	19,700	1,691
Colgate-Palmolive Co.	12,100	789

		2,480

Energy—16.5%
Arch Coal, Inc. (c)	27,500	826
Chevron Corp.	18,700	1,375
ConocoPhillips (b)	37,200	2,677
Exxon Mobil Corp. (b)	38,500	2,950
GlobalSantaFe Corp.	19,200	1,129
National-Oilwell Varco, Inc. (a)	11,800	722
Peabody Energy Corp.	20,400	824
Weatherford International Ltd. (a)	17,300	723

		11,226

Financial Services—18.1%
Ambac Financial Group, Inc.	13,900	1,238
Bank of America Corp. (b)	22,900	1,223
Capital One Financial Corp.	22,100	1,698
Countrywide Financial Corp. (c)	11,900	505
Goldman Sachs Group, Inc.	2,800	558
JPMorgan Chase & Co. (b)	25,200	1,217
Lehman Brothers Holdings, Inc.	9,100	711
MBIA, Inc. (b)	15,700	1,147
Merrill Lynch & Co., Inc.	8,700	810
MGIC Investment Corp. (c)	18,900	1,182
Wells Fargo & Co. (b)	58,400	2,077

		12,366

Healthcare—11.2%
Abbott Laboratories	32,000	1,559
Aetna, Inc.	43,200	1,865
Biogen Idec, Inc. (a)	7,200	354
Biomet, Inc.	4,600	190
Roche Holdings AG	11,800	2,111
Wyeth	30,100	1,533

		7,612
Materials & Processing—5.2%
Freeport-McMoran Copper & Gold, Inc., Class B (b)	22,000	1,226
Nucor Corp. (b)	13,400	732
Phelps Dodge Corp.	6,900	826
Vulcan Materials Co.	8,700	782

		3,566

	Shares	Value (000s	)

Multi-Media—1.1%
Dow Jones & Co., Inc. (c)	19,400	$737

Technology—15.2%
Cisco Systems, Inc. (a)(b)	123,000	3,362
EMC Corp. (a)	49,200	649
Hewlett-Packard Co.	68,600	2,826
Motorola, Inc.	39,100	804
Nokia Corp. ADR	72,200	1,467
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR (b)(c)	112,451	1,229

		10,337

Telecommunications—2.5%
AT&T, Inc.	20,900	747
NII Holdings, Inc., Class B (a)(b)	15,300	986

		1,733

Transportation—3.8%
Continental Airlines, Inc. (a)(b)	36,400	1,502
Union Pacific Corp.	11,500	1,058

		2,560

Total Common Stock
(cost—$57,273)		59,787

SHORT-TERM INVESTMENTS—17.5%

	Principal Amount (000s	)

Collateral Invested for Securities on Loan (e)—4.5%
Altius I Funding Corp., 5.349% due 1/12/07 (d)	$2,000		1,996
Bank of America N.A., 5.363% due 11/8/07, FRN (d)	500		500
Societe Generale, 5.25% due 1/2/07	558		558

			3,054

Repurchase Agreement—13.0%
State Street Bank & Trust Co.,dated 12/29/06, 4.90%, due 1/2/07, proceeds $8,858; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $9,033 including accrued interest (cost—$8,853)	8,853		8,853

Total Short-Term Investments (cost—$11,900)			11,907

Total Investments before options written (cost—$69,173) (f)—105.2%			71,694

	Contracts	Value (000s)

OPTIONS WRITTEN (a)—(0.5)%
Call Options—(0.5)%	300	$(17)
Aetna, Inc. (OTC)strike price $46.75, expires 2/16/07	300	$(17)
Altria Group, Inc. (CBOE) strike price $90, expires 2/17/07	150	(13)
American Stock Exchange Broker/Dealer Index (OTC) strike price $255, expires 2/17/07	80	(20)
American Stock Exchange Oil Index (OTC) strike price $1,230, expires 1/20/07	30	(22)
strike price $1,280, expires 2/17/07	30	(26)
Centex Corp. (CBOE) strike price $60, expires 1/20/07	240	(8)
Cisco Systems, Inc. (OTC) strike price $30.50, expires 2/16/07	750	(14)
Continental Airlines, Inc. (CBOE) strike price $50, expires 1/20/07	250	(3)
Freeport-McMoran
Copper & Gold, Inc. (CBOE) strike price $70, expires 2/17/07	170	(7)
GlobalSantaFe Corp. (OTC) strike price $63, expires 1/20/07	175	(8)
Hewlett Packard Co. (OTC) strike price $41.50, expires 1/20/07	200	(11)
MBIA, Inc. (CBOE) strike price $70, expires 1/20/07	130	(47)
MGIC Investment Corp. (OTC) strike price $66, expires 2/16/07	150	(10)
NII Holdings, Inc. (CBOE) strike price $70, expires 1/20/07	150	(3)
Nucor Corp. (CBOE) strike price $67.50, expires 1/20/07	130	(1)
S&P 500 Index (CBOE) strike price $1,425, expires 1/20/07	40	(44)
strike price $1,445, expires 2/17/07	50	(64)

strike price $1,450, expires 2/17/07	35	(34)
Wyeth (CBOE) strike price $53.75, expires 2/16/07	200	(7)

Total Options Written (premiums received—$541)		(359)

Total Investments net of options written (cost—$68,632)—104.7%		71,335

Liabilities in excess of other assets—(4.7)%		(3,191)

Net Assets—100.0%		$68,144

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report 39

Schedule of Investments (cont.)
 OCC Equity Premium Strategy Fund
 December 31, 2006 (unaudited)

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written.

(c) All or portion of securities on loan with an aggregate market value of $2,963; cash collateral of $3,029 was received with which the Fund purchased short-term investments.

(d) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Securities purchased with the cash proceeds from securities on loan.

(f) Securities with an aggregate value of $2,111, which represents 3.10% of net assets, have been fair valued utilizing modeling tools provided by a thirdparty vendor.

Glossary:

ADR — American Depositary Receipt

AMEX — American Stock Exchange

CBOE — Chicago Board Options Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

40   Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
OCC Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—97.3%

Aerospace—1.3%
United Technologies Corp.	116,800	$7,302

Capital Goods—4.3%
Joy Global, Inc.	253,700	12,264
Textron, Inc.	117,000	10,971

		23,235

Consumer Discretionary—6.9%
Best Buy Co., Inc. (b)	271,400	13,350
Federated Department Stores, Inc.	477,000	18,188
Home Depot, Inc.	138,000	5,542

		37,080

Consumer Services—5.2%
Hilton Hotels Corp. (b)	639,000	22,301
Marriott International, Inc., Class A	120,000	5,726

		28,027

Consumer Staples—8.3%
Altria Group, Inc.	146,000	12,530
Colgate-Palmolive Co.	194,200	12,669
Kellogg Co. (b)	121,300	6,072
PepsiCo, Inc.	177,300	11,090
Wm. Wrigley Jr. Co. (b)	44,600	2,307

		44,668

Energy—7.0%
Arch Coal, Inc. (b)	285,200	8,565
ConocoPhillips	265,900	19,132
Exxon Mobil Corp.	133,700	10,245

		37,942

Financial Services—12.3%
Amvescap PLC	504,000	5,879
Capital One Financial Corp. (b)	125,000	9,603
Goldman Sachs Group, Inc.	54,000	10,765
IntercontinentalExchange, Inc. (a)	112,000	12,085
Lehman Brothers Holdings, Inc.	110,000	8,593
MGIC Investment Corp. (b)	148,900	9,312
Philadelphia Consolidated Holding Co. (a)(b)	226,200	10,079

		66,316

Healthcare—21.5%
Abbott Laboratories	317,600	15,470
Celgene Corp. (a)(b)	63,000	3,624
Coventry Health Care, Inc. (a)	117,000	5,856
Gilead Sciences, Inc. (a)	201,000	13,051
Roche Holdings AG	96,000	17,176
Stryker Corp.	310,000	17,084
UnitedHealth Group, Inc.	457,000	24,555
Wyeth	387,000	19,706

		116,522

Materials & Processing—4.9%
Phelps Dodge Corp.	97,000	11,613
Precision Castparts Corp.	193,500	15,147

		26,760

	Shares	Value (000s)

Technology—18.7%
Adobe Systems, Inc. (a)	131,000	$5,387
Broadcom Corp., Class A (a)(b)	182,100	5,884
Cisco Systems, Inc. (a)	833,100	22,768
Citrix Systems, Inc. (a)(b)	190,600	5,156
EMC Corp. (a)	585,000	7,722
Google, Inc., Class A (a)(b)	39,600	18,235
Hewlett-Packard Co.	143,000	5,890
InterActiveCorp (a)(b)	136,600	5,076
Marvell Technology Group Ltd. (a)	331,000	6,352
Nortel Networks Corp. (a)	238,000	6,362
QUALCOMM, Inc.	143,000	5,404
Texas Instruments, Inc. (b)	234,800	6,762

		100,998

Telecommunications—5.8%
Corning, Inc. (a)	701,000	13,116
NII Holdings, Inc., Class B (a)(b)	286,000	18,430

		31,546

Transportation—1.1%
Norfolk Southern Corp.	113,700	5,718

Total Common Stock (cost—$444,553)		526,114

SHORT-TERM INVESTMENTS—16.2%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—13.2%
Bank of America N.A.,
5.362% due 11/8/07, FRN (c)	$10,000	10,000
5.383% due 1/2/07	10,000	10,000
Citigroup Global Markets, Inc.,
5.383% due 1/2/07	25,000	25,000
Goldman Sachs Group L.P., Series 2,
5.40% due 9/15/07, FRN (c)	7,000	7,000
HSH Nordbank AG,
5.36% due 11/21/07, FRN (c)	3,000	3,000
Morgan Stanley,
5.38% due 2/2/07, FRN	1,000	1,000
Northern Rock PLC,
5.39% due 8/3/07, FRN (c)	2,000	2,000
Sigma Finance, Inc., FRN (c),
5.368% due 12/6/07	5,000	5,000
5.369% due 4/5/07	5,000	5,002
Societe Generale,
5.25% due 1/2/07	3,270	3,270

		71,272

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—3.0%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $16,266; collateralized by Federal Home Loan Bank,4.125%, due 4/18/08, valued at $16,582 including accrued interest (cost—$16,257)	$16,257	$16,257

Total Short-Term Investments (cost—$87,531)		87,529

Total Investments (cost—$532,084) (e)—113.5%		613,643

Liabilities in excess of other assets—(13.5)%		(72,807)

Net Assets—100.0%		$540,836

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $69,261; cash collateral of $71,129 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Securities with an aggregate value of $23,055, which represents 4.26% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  41

Schedule of Investments (cont.)
OCC Opportunity Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.4%

Aerospace—1.5%
TransDigm Group, Inc. (a)	140,430	$3,723

Building/Construction—0.8%
Winnebago Industries (b)	61,400	2,021

Capital Goods—1.0%
Hexcel Corp. (a)(b)	145,300	2,530

Commercial Products—3.1%
H&E Equipment Services, Inc. (a)	235,678	5,838
Kenexa Corp. (a)	63,078	2,098

		7,936

Communications—1.3%
inVentiv Health, Inc. (a)	92,983	3,287

Consumer Discretionary—5.3%
Cache, Inc. (a)	86,800	2,191
Force Protection, Inc. (a)(b)	302,900	5,274
Texas Roadhouse, Inc. (a)	166,000	2,201
Volcom, Inc. (a)(b)	125,200	3,702

		13,368

Consumer Services—14.6%
Administaff, Inc.	46,974	2,009
Advisory Board Co. (a)	35,900	1,922
Clayton Holdings, Inc. (a)	248,331	4,646
Forrester Research, Inc. (a)	69,700	1,890
Laureate Education, Inc. (a)	50,400	2,451
LECG Corp. (a)	336,501	6,219
Life Time Fitness, Inc. (a)	48,900	2,372
Martha Stewart Living Omnimedia (b)	93,264	2,042
On Assignment Inc. (a)	203,300	2,389
Pinnacle Entertainment, Inc. (a)	100,400	3,327
Resources Connection, Inc. (a)	133,040	4,236
Shuffle Master, Inc. (a)(b)	130,500	3,419

		36,922

Consumer Staples—2.9%
Central Garden & Pet Co. (a)	78,300	3,791
SunOpta, Inc. (a)(b)	413,400	3,638

		7,429

Energy—7.9%
Alon USA Energy, Inc.	72,400	1,905
Aurora Oil & Gas Corp. (a)(b)	754,500	2,422
Carrizo Oil & Gas, Inc. (a)(b)	62,600	1,816
Helix Energy Solutions Group, Inc. (a)	55,400	1,738
Parallel Petroleum Corp. (a)	140,180	2,463
Petroquest Energy, Inc. (a)	285,100	3,632
Quicksilver Resources, Inc. (a)(b)	165,100	6,041

		20,017

Financial Services—4.8%
International Securities Exchange Holdings, Inc.	89,000	4,165
Primus Guaranty Ltd. (a)	293,100	3,385
VistaPrint Ltd. (a)	140,500	4,652

		12,202

	Shares	Value (000s)

Healthcare—21.7%
Cardiome Pharma Corp. (a)	240,857	$2,686
Cubist Pharmaceuticals, Inc. (a)	424,900	7,695
CV Therapeutics, Inc. (a)(b)	203,500	2,841
Durect Corp. (a)(b)	713,600	3,168
Halozyme Therapeutics, Inc. (a)	235,575	1,896
Hologic, Inc. (a)	137,800	6,515
Indevus Pharmaceuticals, Inc. (a)(b)	293,200	2,082
Labopharm, Inc. (a)	321,006	1,884
Martek Biosciences Corp. (a)(b)	108,700	2,537
New River Pharmaceuticals, Inc. (a)(b)	45,902	2,511
NuVasive, Inc. (a)	85,900	1,984
NxStage Medical, Inc. (a)(b)	312,974	2,623
Pozen, Inc. (a)(b)	176,211	2,994
Salix Pharmaceuticals Ltd. (a)	449,757	5,473
Theravance, Inc. (a)	72,831	2,250
Ventana Medical Systems, Inc. (a)	132,039	5,682

		54,821

Materials & Processing—0.8%
Dynamic Materials Corp.	68,700	1,930

Technology—25.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	87,300	2,356
American Reprographics Co. (a)	96,742	3,222
Avid Technology, Inc. (a)(b)	54,900	2,046
Cogent Communications Group, Inc. (a)	299,600	4,859
Concur Technologies, Inc. (a)(b)	215,600	3,458
DealerTrack Holdings, Inc. (a)	71,050	2,090
Energy Conversion Devices, Inc. (a)	52,200	1,774
FormFactor, Inc. (a)	117,300	4,369
i2 Technologies, Inc. (a)(b)	29,500	673
Ikanos Communications, Inc. (a)	258,190	2,244
Innerworkings, Inc. (a)(b)	215,700	3,443
Microsemi Corp. (a)	157,800	3,101
Netlogic Microsystems, Inc. (a)(b)	96,300	2,089
Omniture, Inc. (a)	139,000	1,957
Opsware, Inc. (a)(b)	280,973	2,478
Rackable Systems, Inc. (a)(b)	159,407	4,937
RightNow Technologies, Inc. (a)(b)	208,200	3,585
THQ, Inc. (a)	61,900	2,013
Ultimate Software Group, Inc. (a)	81,100	1,886
Websense, Inc. (a)	120,400	2,749
Wind River Systems, Inc. (a)	426,500	4,372
Witness Systems, Inc. (a)	233,700	4,097

		63,798

	Shares	Value (000s)

Transportation—4.9%
Copa Holdings S.A.	67,700	$3,152
Kirby Corp. (a)	82,400	2,813
Knight Transportation, Inc. (b)	110,750	1,888
UTI Worldwide, Inc.	150,400	4,497

		12,350

Waste Disposal—2.5%
Basin Water, Inc. (a)(b)	386,700	2,618
Fuel Tech, Inc. (a)	154,300	3,802

		6,420

Total Common Stock (cost—$220,887)		248,754

SHORT-TERM INVESTMENTS—29.8%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—25.8%
Bank of America N.A.,
5.383% due 1/2/07	$10,000	10,000
Bayerische Landesbank,
5.40% due 1/25/07, FRN	1,000	1,000
Bear Stearns Cos., Inc.,
5.433% due 1/2/07	10,000	10,000
Citigroup Global Markets, Inc.,
5.383% due 1/2/07	12,000	12,000
Greyhawk Funding LLC,
5.338% due 2/8/07 (c)	3,824	3,800
HSH Nordbank AG,
5.36% due 11/21/07, FRN (c)	3,000	3,000
KKR Atlantic Funding Trust,
5.348% due 1/3/07 (c)	10,000	9,993
Morgan Stanley,
5.372% due 8/17/07	5,000	5,000
Northern Rock PLC,
5.39% due 8/3/07, FRN (c)	1,000	1,000
Ormond Quay Funding LLC,
5.341% due 5/30/07 (c)	5,000	4,999
Societe Generale,
5.25% due 1/2/07	4,396	4,396

		65,188

42  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
OCC Opportunity Fund
December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—4.0%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $10,023; collateralized by Fannie Mae, 3.25%, dated 8/15/08, valued at $10,219 including accrued interest (cost—$10,018)	$10,018	$10,018

Total Short-Term Investments (cost—$75,137)		75,206

Total Investments (cost—$296,024)—128.2%		323,960

Liabilities in excess of other assets—(28.2)%		(71,185)

Net Assets—100.0%		$252,775

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $62,011; cash collateral of $64,964 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  43

Schedule of Investments
OCC Target Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.6%

Aerospace—1.0%
Spirit Aerosystems Holdings, Inc. (a)	200,000	$6,694

Capital Goods—4.8%
Joy Global, Inc.	260,000	12,569
Manitowoc Co.	165,000	9,806
Textron, Inc.	95,000	8,908

		31,283

Communications—4.3%
Focus Media Holding Ltd. ADR (a)	100,000	6,639
NII Holdings, Inc., Class B (a)(b)	330,000	21,265

		27,904

Consumer Discretionary—7.9%
CapitalSource, Inc., REIT (b)	475,000	12,972
Coach, Inc. (a)	425,000	18,258
Force Protection, Inc. (a)(b)	575,000	10,011
Nordstrom, Inc.	160,000	7,894
Under Armour, Inc. (a)(b)	50,000	2,523

		51,658

Consumer Services—9.9%
Corporate Executive Board Co. (b)	80,000	7,016
Hilton Hotels Corp. (b)	600,000	20,940
Live Nations, Inc. (a)	350,000	7,840
Pinnacle Entertainment, Inc. (a)	350,000	11,599
Starwood Hotels & Resorts Worldwide, Inc.	150,000	9,375
XM Satellite Radio Holdings, Inc., Class A (a)	500,000	7,225

		63,995

Consumer Staples—2.4%
Fomento Economico Mexicano S.A. de C.V. ADR	135,000	15,628

Energy—5.3%
First Solar, Inc. (a)	100,000	2,980
Grant Prideco, Inc. (a)	50,000	1,988
Helix Energy Solutions Group, Inc. (a)(b)	250,000	7,843
Quicksilver Resources, Inc. (a)(b)	250,000	9,148
Range Resources Corp.	200,000	5,492
Sunoco, Inc.	115,000	7,171

		34,622

Financial Services—11.7%
Affiliated Managers
Group, Inc. (a)(b)	80,000	8,410
AmeriCredit Corp. (a)(b)	450,000	11,326
Greenhill & Co., Inc. (b)	150,000	11,070
IntercontinentalExchange, Inc. (a)	245,000	26,436
Redwood Trust, Inc., REIT	150,000	8,712
VistaPrint Ltd. (a)	300,000	9,933

		75,887

	Shares	Value (000s)

Healthcare—19.2%
Celgene Corp. (a)(b)	227,100	$13,065
Coventry Health Care, Inc. (a)	200,000	10,010
Express Scripts, Inc. (a)	150,000	10,740
Gen-Probe, Inc. (a)	215,000	11,260
Hologic, Inc. (a)(b)	250,000	11,820
Illumina, Inc. (a)	175,000	6,879
Intuitive Surgical, Inc. (a)	100,000	9,590
Keryx Biopharmaceuticals, Inc. (a)	500,000	6,650
New River Pharmaceuticals, Inc. (a)(b)	150,000	8,206
Psychiatric Solutions, Inc. (a)(b)	265,000	9,943
Sirona Dental Systems, Inc.	150,000	5,777
Theravance, Inc. (a)	350,000	10,811
Ventana Medical Systems, Inc. (a)(b)	240,000	10,327

		125,078

Materials & Processing—2.1%
Precision Castparts Corp.	175,000	13,699

Multi-Media—1.9%
Central European Media Enterprises Ltd., Class A (a)(b)	180,000	12,600

Technology—25.4%
ADC Telecommunications, Inc. (a)	380,000	5,521
Adobe Systems, Inc. (a)	300,000	12,336
Akamai Technologies, Inc. (a)	230,000	12,218
American Reprographics Co. (a)	250,000	8,327
American Tower Corp. (a)(b)	545,000	20,318
aQuantive, Inc. (a)	265,000	6,535
BEA Systems, Inc. (a)	640,000	8,051
Citrix Systems, Inc. (a)	260,000	7,033
Cognizant Technology Solutions Corp., Class A (a)	120,000	9,259
Comverse Technology, Inc. (a)(b)	220,000	4,644
Cypress Semi-conductor Corp. (a)(b)	315,000	5,314
Electronic Arts, Inc. (a)	90,000	4,532
Energy Conversion Devices, Inc. (a)(b)	110,000	3,738
F5 Networks, Inc. (a)	110,000	8,163
Juniper Networks, Inc. (a)	415,000	7,860
Marvell Technology Group Ltd. (a)	360,000	6,908
MEMC Electronic Materials, Inc. (a)	101,300	3,965
Microchip Technology, Inc.	100,000	3,270
National Semi-conductor Corp.	290,000	6,583
Network Appliance, Inc. (a)	220,000	8,642
SRA International, Inc. (a)(b)	175,000	4,680
TIBCO Software, Inc. (a)	770,000	7,269

		165,166

	Shares	Value (000s)

Telecommunications—0.7%
NTL, Inc.	185,000	$4,669

Transportation—3.0%
Copa Holdings S.A.	125,000	5,820
UTI Worldwide, Inc.	450,000	13,455

		19,275

Total Common Stock (cost—$524,705)		648,158

SHORT-TERM INVESTMENTS—23.3%

Collateral Invested for Securities on Loan (d)—23.3%
Allianz Dresdner Daily Asset Fund (e)	3,000,000	3,000

	Principal Amount (000s)

Bank of America N.A.,
5.362% due 11/8/07, FRN (c)	$10,000	10,000
5.383% due 1/2/07	23,000	23,000
Bayerische Landesbank,
5.40% due 1/25/07, FRN	1,000	1,000
Bear Stearns Cos., Inc.,
5.433% due 1/2/07	20,000	20,000
Citigroup Global Markets, Inc.,
5.383% due 1/2/07	16,000	16,000
Goldman Sachs Group L.P., Series 2,
5.40% due 9/15/07, FRN (c)	2,000	2,000
HSH Nordbank AG,
5.36% due 11/21/07, FRN (c)	5,000	5,000
Morgan Stanley,
5.372% due 4/5/07	15,000	15,000
5.38% due 2/2/07, FRN	3,000	3,000
5.394% due 2/15/07, FRN	5,000	5,003
Northern Rock PLC,
5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.332% due 1/19/07	20,000	19,996
5.341% due 5/30/07	5,000	4,999
Sigma Finance, Inc., FRN (c),
5.363% due 4/16/07	5,000	5,000
5.368% due 6/20/07	5,000	5,000
5.369% due 4/5/07	5,000	5,002
Societe Generale,
5.25% due 1/2/07	6,596	6,597

Total Short-Term Investments (cost—$151,596)		151,597

44  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
OCC Target Fund
December 31, 2006 (unaudited)

	Contracts	Value (000s)

OPTIONS PURCHASED (a)—0.1%

Call Options—0.1%
Citrix Systems, Inc. (CBOE)
strike price $25, expires 1/20/07	2,000	$520
strike price $30, expires 1/20/07	5,000	150

Total Options Purchased (cost—$1,929)		670

Total Investments (cost—$678,230)—123.0%		800,425

Liabilities in excess of other assets—(23.0)%		(149,444)

Net Assets—100.0%		$650,981

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $147,050; cash collateral of $151,204 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  45

Schedule of Investments
OCC Value Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.3%

Aerospace—0.9%
Boeing Co.	200,000	$17,768

Building/Construction—5.0%
D.R. Horton, Inc.	1,000,000	26,490
Lennar Corp., Class A (b)	1,400,000	73,444

		99,934

Capital Goods—4.2%
Honeywell International, Inc. (b)	900,000	40,716
Parker Hannifin Corp.	550,000	42,284

		83,000

Consumer Discretionary—2.8%
Dollar General Corp. (b)	2,250,000	36,135
Federated Department Stores, Inc. (b)	250,000	9,532
TJX Cos., Inc.	375,000	10,695

		56,362

Consumer Services—4.3%
Carnival Corp. (b)	1,750,000	85,838

Energy—16.7%
BP PLC ADR	700,000	46,970
Chevron Corp. (b)	1,700,000	125,001
ConocoPhillips	1,450,000	104,327
GlobalSantaFe Corp.	1,000,000	58,780

		335,078

Financial Services—36.7%
Allstate Corp.	500,000	32,555
American International Group, Inc. (b)	500,000	35,830
Bank of America Corp.	700,000	37,373
Bank of New York Co., Inc.	1,050,000	41,338
Countrywide Financial Corp. (b)	2,500,000	106,125
Everest Re Group Ltd.	250,000	24,528
Hartford Financial Services Group, Inc.	400,000	37,324
JPMorgan Chase & Co. (b)	1,700,000	82,110
MBIA, Inc. (b)	1,300,000	94,978
Merrill Lynch & Co., Inc. (b)	500,000	46,550
MetLife, Inc. (b)	1,200,000	70,812
Morgan Stanley	600,000	48,858
RenaissanceRe Holdings Ltd.	593,500	35,610
Wells Fargo & Co.	1,150,000	40,894

		734,885

Healthcare—9.7%
Aetna, Inc.	1,000,000	43,180
Health Net, Inc. (a)	400,000	19,464
Pfizer, Inc.	2,800,000	72,520
WellPoint, Inc. (a)	750,000	59,018

		194,182

Industrial—0.9%
American Standard Cos., Inc.	400,000	18,340

Materials & Processing—2.3%
Temple-Inland, Inc. (b)	1,000,000	46,030

	Shares	Value (000s)

Multi-Media—0.9%
Dow Jones & Co., Inc. (b)	500,000	$19,000

Technology—1.3%
Dell, Inc. (a)(b)	1,000,000	25,090
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	2	—	(f)

		25,090

Telecommunications—7.2%
AT&T, Inc. (b)	2,300,000	82,225
Motorola, Inc.	2,000,000	41,120
Windstream Corp.	1,489,999	21,188

		144,533

Transportation—1.4%
Union Pacific Corp.	300,000	27,606

Utilities—5.0%
Dominion Resources, Inc. (b)	1,200,000	100,608

Total Common Stock (cost—$1,692,449)		1,988,254

SHORT-TERM INVESTMENTS—17.8%

Collateral Invested for Securities on Loan (d)—16.7%
Allianz Dresdner Daily Asset Fund (e)	254,097,412	254,097

	Principal amount (000s)

Bayerische Landesbank, 5.40% due 1/25/07, FRN	$1,000	1,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	20,000	20,000

Morgan Stanley,	38,000	38,000
5.372% due 4/5/07	38,000	38,000
5.38% due 2/2/07, FRN	7,000	7,000

Northern Rock PLC,5.39% due 8/3/07, FRN (c)	4,000	4,000

Sigma Finance, Inc., 5.369% due 4/5/07, FRN (c)	10,000	10,004

		334,101

Repurchase Agreement—1.1%

State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $22,454; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $13,197 including accrued interest; and Fannie Mae, 6.00%, due 5/15/08, valued at $9,698 including accrued interest (cost—$22,442)	22,442	22,442

Total Short-Term Investments (cost—$356,543)		356,543

Total Investments (cost—$2,048,992)—117.1%		2,344,797

Liabilities in excess of other assets—(17.1)%		(341,665)

Net Assets—100.0%		$2,003,132

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $325,863; cash collateral of $334,100 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

(f) Amount is less than $500.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

46  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
RCM Large-Cap Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK-99.1%

Aerospace—3.1%
Boeing Co.	71,000	$6,308
United Technologies Corp.	172,600	10,791

		17,099

Capital Goods—5.1%
Fluor Corp. (c)	91,400	7,463
General Electric Co.	547,500	20,372

		27,835

Consumer Discretionary—6.3%
Coach, Inc. (a)	190,500	8,184
Federated Department Stores, Inc.	186,700	7,119
J.C. Penney Co., Inc. (c)	121,500	9,399
Walgreen Co. (c)	209,700	9,623

		34,325

Consumer Services—2.1%
Marriott International, Inc., Class A (c)	240,700	11,486

Consumer Staples—8.1%
Colgate-Palmolive Co.	181,100	11,815
PepsiCo, Inc.	254,800	15,938
Procter & Gamble Co.	259,900	16,704

		44,457

Energy—8.2%
Canadian Natural Resources Ltd. (c)	176,700	9,406
Schlumberger Ltd. (c)	213,300	13,472
Transocean, Inc. (a)(c)	110,600	8,946
Valero Energy Corp.	54,300	2,778
Weatherford International Ltd. (a)(c)	254,900	10,652

		45,254

Financial Services—15.7%
American International Group, Inc.	172,100	12,333
Citigroup, Inc.	316,000	17,601
Franklin Resources, Inc. (c)	101,600	11,193
Genworth Financial, Inc., Class A (c)	116,700	3,992
Legg Mason, Inc. (c)	36,600	3,479
Merrill Lynch & Co., Inc.	138,500	12,894
U.S. Bancorp (c)	386,100	13,973
Zions Bancorporation	127,300	10,495

		85,960

Healthcare—19.1%
Abbott Laboratories	172,500	8,402
Aetna, Inc.	190,160	8,211
Allergan, Inc. (c)	69,000	8,262
Amgen, Inc. (a)(c)	99,100	6,769
Cardinal Health, Inc.	85,200	5,489
Genentech, Inc. (a)	82,900	6,726
Gilead Sciences, Inc. (a)(c)	183,500	11,915
Novartis AG ADR	138,900	7,978
Shire Pharmaceuticals Group PLC ADR	116,350	7,186
St. Jude Medical, Inc. (a)	184,400	6,742
UnitedHealth Group, Inc.	119,100	6,399
Wyeth	252,000	12,832
Zimmer Holdings, Inc. (a)(c)	98,400	7,713

		104,624

	Shares	Value (000s)

Multi-Media—2.1%
Walt Disney Co.	336,200	$11,522

Technology—19.8%
Apple Computer, Inc. (a)	160,600	13,625
Autodesk, Inc. (a)	115,600	4,677
Corning, Inc. (a)	174,400	3,263
Google, Inc., Class A (a)(c)	33,200	15,288
Hewlett-Packard Co.	466,300	19,207
Intel Corp. (c)	515,100	10,431
Marvell Technology Group Ltd. (a)	429,200	8,236
Microsoft Corp. (c)	516,800	15,432
Motorola, Inc.	439,200	9,030
Texas Instruments, Inc.	185,800	5,351
Yahoo!, Inc. (a)	152,100	3,885

		108,425

Telecommunications—6.9%
AT&T, Inc. (c)	492,900	17,621
Cisco Systems, Inc. (a)(b)	428,500	11,711
QUALCOMM, Inc.	220,200	8,321

		37,653

Transportation—2.6%
Burlington Northern Santa Fe Corp.	105,700	7,802
FedEx Corp.	61,600	6,691

		14,493

Total Common Stock (cost—$461,286)		543,133

SHORT-TERM INVESTMENTS—20.1%

Collateral Invested for Securities on Loan (d)—19.6%
Allianz Dresdner Daily Asset Fund (e)	104,639,750	104,640

	Principal amount (000s)

Morgan Stanley,5.38% due 2/2/07, FRN	$3,000	3,000

		107,640

Repurchase Agreement—0.5%
State Street Bank &Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $2,732; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $2,788 including accrued interest (cost—$2,731)	2,731	2,731

Total Short-Term Investments (cost—$110,371)		110,371

	Contracts	Value (000s)

OPTIONS PURCHASED (a)—0.6%

Call Options—0.6%
AT&T, Inc. (CBOE), strike price $35, expires 1/19/08	2,398	$792
Cisco Systems, Inc. (CBOE), strike price $25, expires 1/19/08	4,285	2,228

Total Options Purchased (cost—$1,732)		3,020

Total Investments before options written (cost—$573,389)—119.8%		656,524

OPTIONS WRITTEN (a)—(0.4)%

Call Options—(0.4)%
Cisco Systems, Inc. (CBOE), strike price $30, expires 1/19/08	8,570	(2,185)

Put Options—(0.0)%
AT&T, Inc. (CBOE), strike price $30, expires 1/19/08	2,398	(192)

Total Options Written (premiums received—$1,192)		(2,377)

Total Investments net of options written
(cost—$572,197)—119.4%		654,147

Liabilities in excess of other assets—(19.4)%		(106,047)

Net Assets—100.0%		$548,100

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written.

(c) All or portion of securities on loan with an aggregate market value of $104,891; cash collateral of $107,639 was received with which the Fund purchased short-term investments.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  47

Schedule of Investments
RCM Mid-Cap Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.8%

Building/Construction—1.1%
Foster Wheeler Ltd. (a)	16,800	$926

Capital Goods—4.8%
Cooper Industries Ltd., Class A	17,000	1,537
Intermec, Inc. (a)(b)	42,660	1,036
Rockwell Automation, Inc.	12,800	782
Roper Industries, Inc.	13,400	673

		4,028

Communications—2.2%
Comverse Technology, Inc. (a)(b)	34,100	720
NII Holdings, Inc., Class B (a)	18,100	1,166

		1,886

Consumer Discretionary—13.8%
Applebee’s International, Inc.	31,050	766
Coach, Inc. (a)	38,540	1,656
GameStop Corp. (a)(b)	21,530	1,187
International Game Technology	33,540	1,550
J.C. Penney Co., Inc.	7,230	559
Nordstrom, Inc.	12,010	593
Oshkosh Truck Corp., Class B	9,380	454
Polo Ralph Lauren Corp., Class A	18,690	1,451
Quiksilver, Inc. (a)	90,800	1,430
Talbots, Inc. (b)	22,050	531
TJX Cos., Inc.	51,130	1,458

		11,635

Consumer Services—5.8%
Alliance Data Systems Corp. (a)	4,700	294
Corporate Executive Board Co.	5,100	447
Everest Re Group Ltd.	12,795	1,255
Hertz Global Holdings, Inc. (a)	22,900	398
Quanta Services, Inc. (a)	27,100	533
SAIC, Inc. (a)	38,600	687
UTI Worldwide, Inc.	43,750	1,308

		4,922

Consumer Staples—7.2%
Bunge Ltd.	11,680	847
Clorox Co.	22,080	1,417
Hansen Natural Corp. (a)(b)	50,100	1,687
Pepsi Bottling Group, Inc.	23,800	736
Safeway, Inc.	29,710	1,027
United Natural Foods, Inc. (a)(b)	9,700	348

		6,062

Energy—7.9%
ENSCO International, Inc.	12,800	641
First Solar, Inc. (a)	2,310	69
National-Oilwell, Inc. (a)	30,600	1,872
Noble Energy, Inc.	5,400	265
Peabody Energy Corp.	19,800	$800
Southwestern Energy Co. (a)	42,900	1,504
Weatherford International Ltd. (a)(b)	35,800	1,496

		6,647

Environmental Services—1.7%
Republic Services, Inc.	34,400	1,399

	Shares	Value (000s)

Financial Services—7.7%
Affiliated Managers Group, Inc. (a)(b)	8,300	$873
City National Corp.	11,445	815
Federated Investors, Inc.	35,220	1,190
Lazard Ltd., Class A (b)	31,100	1,472
Northern Trust Corp.	16,750	1,016
Zions Bancorporation	13,090	1,079

		6,445

Healthcare—14.4%
Allergan, Inc.	13,680	1,638
Biomet, Inc.	7,800	322
Brookdale Senior Living, Inc. (b)	16,900	811
Celgene Corp. (a)(b)	14,560	838
Covance, Inc. (a)	2,600	153
Cytyc Corp. (a)	17,800	504
Endo Pharmaceuticals Holdings, Inc. (a)	37,480	1,034
Forest Laboratories, Inc. (a)	3,700	187
Health Net, Inc. (a)	14,000	681
Nektar Therapeutics, Inc. (a)(b)	22,600	344
PDL BioPharma, Inc. (a)(b)	23,230	468
Quest Diagnostics, Inc. (b)	21,060	1,116
Shire Pharmaceuticals Group PLC ADR	21,900	1,353
St. Jude Medical, Inc. (a)	29,900	1,093
Theravance, Inc. (a)	17,200	531
Varian Medical Systems, Inc. (a)	20,100	956
Zymogenetics, Inc. (a)(b)	5,000	78

		12,107

Hotels/Gaming—3.1%
Melco PBL Entertainment Macau Ltd. ADR (a)(b)	32,200	685
Starwood Hotels & Resorts Worldwide, Inc.	30,100	1,881

		2,566

Materials & Processing—4.8%
Air Products & Chemicals, Inc.	16,650	1,170
Ecolab, Inc.	6,260	283
Precision Castparts Corp.	26,200	2,051
Rohm & Haas Co.	10,400	532

		4,036

Metals & Mining—0.6%
Freeport-McMoran Copper & Gold, Inc., Class B	1,500	84
Phelps Dodge Corp.	3,780	452

		536

Multi-Media—0.3%
Univision Communications, Inc., Class A (a)	7,400	262

	Shares	Value (000s)

Technology—22.9%
Activision, Inc. (a)(b)	99,550	$1,716
Ametek, Inc.	43,540	1,386
Autodesk, Inc. (a)	32,960	1,334
BEA Systems, Inc. (a)	33,700	424
Broadcom Corp., Class A (a)	17,600	569
Cognizant Technology Solutions Corp., Class A (a)	13,110	1,012
Digital Insight Corp. (a)	5,100	196
Eclipsys Corp. (a)	11,200	230
Electronic Arts, Inc. (a)	3,100	156
Energy Conversion Devices, Inc. (a)	9,500	323
Global Payments, Inc.	20,700	958
Intersil Corp.	48,600	1,163
Marvell Technology Group Ltd. (a)	43,900	842
Maxim Integrated Products, Inc.	21,840	669
McAfee, Inc. (a)	26,600	755
MEMC Electronic Materials, Inc. (a)	6,080	238
Microchip Technology, Inc. (b)	30,000	981
National Semi-conductor Corp. (b)	48,700	1,105
NAVTEQ Corp. (a)	10,300	360
PMC-Sierra, Inc. (a)(b)	45,100	303
Red Hat, Inc. (a)(b)	63,740	1,466
Salesforce.com, Inc. (a)	10,550	385
SanDisk Corp. (a)	5,200	224
SBA Communications Corp. (a)	20,900	575
Seagate Technology, Inc.	23,300	617
Thermo Fisher Scientific, Inc. (a)	29,310	1,327

		19,314

Transportation—0.5%
Landstar System, Inc.	11,300	431

Total Common Stock (cost—$75,935)		83,202

SHORT-TERM INVESTMENTS—19.2%

Collateral Invested for Securities on Loan (c)(d)—18.0%
Allianz Dresdner Daily Asset Fund	15,173,862	15,174

	Principal Amount (000s)

Repurchase Agreement—1.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $1,043; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $1,068 including accrued interest (cost—$1,042)	$1,042	1,042

Total Short-Term Investments (cost—$16,216)		16,216

48  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
RCM Mid-Cap Fund
 December 31, 2006 (unaudited)

Value (000s)

Total Investments
(cost—$92,151)—118.0%	$99,418

Liabilities in excess of other assets—(18.0)%	(15,188)

Net Assets—100.0%	$84,230

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $14,758; cash collateral of $15,174 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  49

Schedule of Investments
RCM Strategic Growth Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—90.5%

Aerospace—4.2%
Boeing Co.	675	$60
General Dynamics Corp.	546	41
United Technologies Corp.	880	55

		156

Building/Construction—1.2%
ABB Ltd.	2,062	37
Lennar Corp., Class A	145	8

		45

Capital Goods—2.5%
Danaher Corp.	596	43
Fluor Corp.	585	48

		91

Chemicals—1.5%
Monsanto Co.	583	30
Praxair, Inc.	400	24

		54

Communications—0.5%
Focus Media Holding Ltd. ADR (a)	290	19

Consumer Discretionary—8.8%
Coach, Inc. (a)	1,110	48
Federated Department Stores, Inc.	1,104	42
J.C. Penney Co., Inc.	815	63
Nintendo Co., Ltd.	266	69
Under Armour, Inc. (a)	988	50
Walgreen Co.	1,090	50

		322

Consumer Services—0.9%
Corporate Executive Board Co.	278	25
SAIC, Inc. (a)	460	8

		33

Consumer Staples—7.0%
Clorox Co.	118	7
Colgate-Palmolive Co.	761	50
Hansen Natural Corp. (a)	1,570	53
PepsiCo, Inc. (b)	1,373	86
Procter & Gamble Co.	936	60

		256

Energy—2.3%
Baker Hughes, Inc.	140	10
BHP Billiton Ltd. ADR	500	20
First Solar, Inc. (a)	66	2
Halliburton Co.	550	17
Schlumberger Ltd.	438	28
Sunpower Corp. (a)	190	7

		84

Financial Services—6.2%
Chicago Mercantile Exchange Holdings, Inc. (b)	80	41
DBS Group Holdings Ltd.	3,030	44
Lazard Ltd., Class A	630	30
U.S. Bancorp	1,995	72
Wachovia Corp.	729	42

		229

	Shares	Value (000s)

Healthcare—15.1%
Abbott Laboratories (b)	1,125	$55
Aetna, Inc.	1,125	48
Allergan, Inc. (b)	492	59
Amgen, Inc. (a)	560	38
Celgene Corp. (a)	1,460	84
Genentech, Inc. (a)	516	42
Gilead Sciences, Inc. (a)	877	57
Johnson & Johnson (b)	950	63
St. Jude Medical, Inc. (a)	1,450	53
Wyeth	1,060	54

		553

Hotels/Gaming—2.6%
Starwood Hotels & Resorts Worldwide, Inc. (b)	1,507	94

Materials & Processing—1.1%
Precision Castparts Corp.	505	39

Metals & Mining—1.1%
Anglo Platinum Ltd.	324	39

Multi-Media—0.8%
Univision Communications, Inc., Class A (a)	858	30

Oil & Gas—1.5%
Cameron International Corp. (a)	50	3
Exxon Mobil Corp.	600	46
GlobalSantaFe Corp.	42	2
Transocean, Inc. (a)	32	3

		54

Technology—26.6%
Activision, Inc. (a)	1,570	27
Adobe Systems, Inc. (a)	470	19
American Tower Corp. (a)	92	3
Apple Computer, Inc. (a)	749	64
Autodesk, Inc. (a)	710	29
Cerner Corp. (a)(b)	1,240	56
Chartered Semi-conductor Manufacturing Ltd. ADR (a)	2,550	21
Cisco Systems, Inc. (a)	2,036	56
Cognizant Technology Solutions Corp., Class A (a)	513	40
Ctrip.com International Ltd. ADR	137	9
EMC Corp. (a)	1,820	24
Energy Conversion Devices, Inc. (a)	660	22
FormFactor, Inc. (a)	23	1
Google, Inc., Class A (a)(b)	279	128
Hewlett-Packard Co.	1,020	42
Isilon Systems, Inc. (a)	50	1
Marvell Technology Group Ltd. (a)	1,665	32
Maxim Integrated Products, Inc.	500	15
Microsoft Corp.	1,821	54
Network Appliance, Inc. (a)	855	34
Nortel Networks Corp. (a)	260	7
NVIDIA Corp. (a)	1,275	47
QLogic Corp. (a)	1,210	27
Red Hat, Inc. (a)	1,725	40
Research In Motion Ltd. (a)	220	28
Salesforce.com, Inc. (a)	782	29
Seagate Technology, Inc.	1,285	34
Telefonaktiebolaget LM Ericsson ADR	595	24
Tencent Holdings Ltd.	11,610	41
THQ, Inc. (a)	610	20

		974

	Shares	Value (000s)

Telecommunications—4.8%
Amdocs Ltd. (a)	625	$24
AT&T, Inc.	1,800	64
Comverse Technology, Inc. (a)	2,210	47
NII Holdings, Inc., Class B (a)	658	43

		178

Transportation—1.8%
Burlington Northern Santa Fe Corp.	472	35
Expeditors International Washington, Inc.	800	32

		67

Total Common Stock (cost—$3,048)		3,317

WARRANTS (a)—1.4%

	Units

Suppress—1.4%
Merrill Lynch—Hon Hai Precision Industry Co., Ltd., Expires 11/17/10	3,840	28
Merrill Lynch—Infosys Technologies Ltd., Expires 11/22/10	420	21

Total Warrants (cost—$46)		49

SHORT-TERM INVESTMENT—6.8%

Principal Amount (000s)

Repurchase Agreement—6.8%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $250; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $256 including accrued interest (cost—$250)	$250	250

OPTIONS PURCHASED (a)—3.1%

	Contracts

Call Options—3.0%
American Tower Corp. (CBOE), strike price $40, expires 1/19/08	2	1
AT&T, Inc. (CBOE), strike price $35, expires 1/19/08	10	3
Cisco Systems, Inc. (CBOE), strike price $18, expires 1/19/08	15	16
Clorox Co. (PHLX), strike price $60, expires 1/19/08	9	7
Colgate Palmolive Co. (CBOE), strike price $60, expires 2/17/07	3	2
Dell, Inc. (CBOE), strike price $25, expires 1/19/08	2	1
Federated Department Stores, Inc. (CBOE), strike price $43, expires 1/19/08	8	3

50  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
RCM Strategic Growth Fund
December 31, 2006 (unaudited)

	Contracts	Value (000s)

Hewlett Packard Co. (CBOE), strike price $30, expires 1/19/08	33	$44
Microsoft Corp. (CBOE), strike price $23, expires 1/19/08	29	25
Monsanto Co. (CBOE), strike price $43, expires 1/19/08	1	1
Red Hat, Inc. (CBOE), strike price $20, expires 4/20/07	8	3
Research In Motion Ltd. (CBOE), strike price $140, expires 6/16/07	2	2

		108

Put Options—0.1%
Nasdaq-100 Index Tracking Stock, strike price $44, expires 2/17/07	37	5

Total Options Purchased (cost—$75)		113

Total Investments before options written and securities sold short (cost—$3,419) (c)—101.8%		3,729

OPTIONS WRITTEN (a)—(0.5)%

Call Options—(0.2)%
Apple Computer, Inc. (CBOE),
strike price $85, expires 1/20/07	1	—	(d)
strike price $90, expires 1/20/07	1	—	(d)
strike price $95, expires 1/20/07	1	—	(d)
Celgene Corp. (CBOE), strike price $55, expires 1/20/07	7	(3)
Ctrip.com International Ltd. (CBOE), strike price $60, expires 1/20/07	1	—	(d)
Dell, Inc. (CBOE), strike price $30, expires 1/19/08	4	(1)
Federated Department Stores, Inc. (CBOE), strike price $50, expires 1/19/08	16	(2)
Gilead Sciences, Inc. (CBOE), strike price $70, expires 1/20/07	2	—	(d)
Monsanto Co. (CBOE), strike price $50, expires 1/19/08	2	(2)
SAIC, Inc. (CBOE), strike price $23, expires 2/17/07	4	—	(d)
United Technologies Corp. (CBOE), strike price $60, expires 1/20/07	3	(1)

		(9)

Put Options—(0.3)%
American Tower Corp. (CBOE), strike price $33, expires 1/19/08	2	—	(d)
AT&T, Inc. (CBOE), strike price $30, expires 1/19/08	10	(1)
Comverse Technology, Inc. (CBOE), strike price $19, expires 1/19/07	16	—	(d)
Ctrip.com International Ltd. (CBOE),
strike price $40, expires 3/17/07	2	—	(d)
strike price $50, expires 1/20/07	2	—	(d)
Dell, Inc. (CBOE), strike price $23, expires 1/19/08	2	—	(d)
Electronic Arts, Inc. (CBOE), strike price $50, expires 6/16/07	2	(1)

	Contracts	Value (000s)

Energy Conversion Devices, Inc. (CBOE), strike price $35, expires 3/17/07	2	$(1)
strike price $35, expires 1/20/07	2	— (d)
Monsanto Co. (CBOE), strike price $43, expires 2/16/07	8	— (d)
Nasdaq-100 Index Tracking Stock, strike price $40, expires 2/17/07	51	(1)
Oil Service Holders Trust (CBOE), strike price $125, expires 1/20/07	4	— (d)
strike price $135, expires 1/20/07	4	(1)
strike price $140, expires 1/20/07	2	(1)
Qualcomm, Inc. (CBOE), strike price $35, expires 4/21/07	4	(1)
Red Hat, Inc. (CBOE), strike price $15, expires 4/20/07	8	— (d)
Research In Motion Ltd. (CBOE), strike price $75, expires 1/20/07	1	— (d)
strike price $120, expires 6/16/07	2	(2)
SAIC, Inc. (CBOE), strike price $18, expires 2/17/07	4	— (d)
Salesforce Com., Inc. (CBOE), strike price $35, expires 5/19/07	1	— (d)

		(9)

Total Options Written (premiums received—$32)		(18)

SECURITIES SOLD SHORT—(2.1)%

	Shares

Financial Services—(0.7)%
Fifth Third Bancorp.	620	(25)

Exchange-Traded Funds—(1.1)%
Nasdaq-100 Index Tracking Stock	495	(21)
Semi-conductor HOLDRs Trust	585	(20)

		(41)

Technology—(0.3)%
Electronic Arts, Inc. (a)	210	(11)

Total Securities Sold Short (proceeds—$77)		(77)

Total Investments net of options written and securities sold short (cost—$3,310)—99.2%		3,634

Other assets less liabilities—0.8%		30

Net Assets—100.0%		$3,664

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for transactions in options written and securities sold short.

(c) Securities with an aggregate value of $231 which represents 6.31% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

(d) Amount is less than $500.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  51

Financial Highlights

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

CCM Capital Appreciation Fund
Class A
12/31/2006+	$19.71	$0.04	$0.85	$0.89	$(0.02)	$(1.37)
6/30/2006	17.93	0.04	1.74	1.78	— (b)	—
6/30/2005	16.28	0.08	1.64	1.72	(0.07)	—
6/30/2004	14.03	(0.01)	2.26	2.25	—	—
6/30/2003	14.64	(0.01)	(0.60)	(0.61)	—	—
6/30/2002	17.54	0.02	(2.90)	(2.88)	(0.02)	—
Class B
12/31/2006+	$18.35	$(0.03)	$0.80	$0.77	$—	$(1.37)
6/30/2006	16.82	(0.10)	1.63	1.53	— (b)	—
6/30/2005	15.34	(0.04)	1.53	1.49	(0.01)	—
6/30/2004	13.31	(0.12)	2.15	2.03	—	—
6/30/2003	14.00	(0.10)	(0.59)	(0.69)	—	—
6/30/2002	16.88	(0.10)	(2.78)	(2.88)	—	—
Class C
12/31/2006+	$18.39	$(0.03)	$0.80	$0.77	$—	$(1.37)
6/30/2006	16.85	(0.10)	1.64	1.54	— (b)	—
6/30/2005	15.37	(0.04)	1.54	1.50	(0.02)	—
6/30/2004	13.34	(0.12)	2.15	2.03	—	—
6/30/2003	14.03	(0.10)	(0.59)	(0.69)	—	—
6/30/2002	16.91	(0.10)	(2.78)	(2.88)	—	—
CCM Focused Growth Fund
Class A
7/05/2006 – 12/31/2006+	$9.30	$0.01	$0.26	$0.27	$(0.03)	$(0.14)
Class C
7/05/2006 – 12/31/2006+	$9.30	$(0.03)	$0.27	$0.24	$(0.01)	$(0.14)

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	Less than $0.01 per share.

52  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$(1.39)	$—	(b)	$19.21	4.44%	$406,247	1.10	%*	0.45%*	85%
—	—	—	(b)	19.71	9.95	361,002	1.12		0.19	161
—	(0.07)	—		17.93	10.58	271,755	1.11		0.48	137
—	—	—		16.28	16.04	174,260	1.11		(0.05)	148
—	—	—		14.03	(4.17)	147,590	1.10		(0.07)	161
—	(0.02)	—		14.64	(16.43)	123,754	1.11		0.10	110

$—	$(1.37)	$—	(b)	$17.75	4.10%	$67,529	1.85	%*	(0.32)%*	85%
—	—	—	(b)	18.35	9.10	75,309	1.87		(0.56)	161
—	(0.01)	—		16.82	9.74	67,785	1.86		(0.24)	137
—	—	—		15.34	15.25	70,884	1.86		(0.80)	148
—	—	—		13.31	(4.93)	63,258	1.85		(0.82)	161
—	—	—		14.00	(17.06)	62,447	1.86		(0.64)	110

$—	$(1.37)	$—	(b)	$17.79	4.03%	$136,604	1.85	%*	(0.31)%*	85%
—	—	—	(b)	18.39	9.14	138,280	1.87		(0.56)	161
—	(0.02)	—		16.85	9.74	111,461	1.86		(0.24)	137
—	—	—		15.37	15.22	101,288	1.86		(0.80)	148
—	—	—		13.34	(4.90)	85,969	1.85		(0.82)	161
—	—	—		14.03	(17.03)	78,517	1.86		(0.65)	110

$—	$(0.17)	$—		$9.40	2.89%	$141	1.13	%*	0.12%*	105%

$—	$(0.15)	$—		$9.39	2.56%	$119	1.88	%*	(0.58)%*	105%

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  53

Financial Highlights (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

CCM Mid-Cap Fund
Class A
12/31/2006+	$27.57	$0.03	$0.07	$0.10	$—	$(2.87)
6/30/2006	24.47	(0.02)	3.12	3.10	—	—
6/30/2005	21.26	(0.02)	3.23	3.21	—	—
6/30/2004	17.28	(0.06)	4.04	3.98	—	—
6/30/2003	17.73	(0.05)	(0.40)	(0.45)	—	—
6/30/2002	21.02	0.01	(3.17)	(3.16)	(0.11)	—
Class B
12/31/2006+	$25.68	$(0.07)	$0.07	$—	$—	$(2.87)
6/30/2006	22.96	(0.20)	2.92	2.72	—	—
6/30/2005	20.10	(0.17)	3.03	2.86	—	—
6/30/2004	16.46	(0.19)	3.83	3.64	—	—
6/30/2003	17.03	(0.16)	(0.41)	(0.57)	—	—
6/30/2002	20.27	(0.13)	(3.04)	(3.17)	(0.06)	—
Class C
12/31/2006+	$25.69	$(0.07)	$0.07	$—	$—	$(2.87)
6/30/2006	22.97	(0.20)	2.92	2.72	—	—
6/30/2005	20.11	(0.17)	3.03	2.86	—	—
6/30/2004	16.47	(0.19)	3.83	3.64	—	—
6/30/2003	17.03	(0.16)	(0.40)	(0.56)	—	—
6/30/2002	20.28	(0.13)	(3.05)	(3.18)	(0.06)	—
Allianz Global Investors Multi-Style Fund
Class A
12/31/2006+	$11.78	$0.14	$0.91	$1.05	$(0.17)	$(0.15)
6/30/2006	11.08	0.19	0.80	0.99	(0.16)	(0.13)
6/30/2005	10.60	0.22	0.50	0.72	(0.24)	—
6/30/2004	9.28	0.24	1.29	1.53	(0.21)	—
6/30/2003	9.24	0.25	0.03	0.28	(0.24)	—
6/30/2002	9.92	0.37	(0.80)	(0.43)	(0.25)	—
Class B
12/31/2006+	$11.72	$0.09	$0.91	$1.00	$(0.06)	$(0.15)
6/30/2006	11.01	0.10	0.81	0.91	(0.07)	(0.13)
6/30/2005	10.55	0.14	0.48	0.62	(0.16)	—
6/30/2004	9.25	0.17	1.29	1.46	(0.16)	—
6/30/2003	9.21	0.18	0.04	0.22	(0.18)	—
6/30/2002	9.90	0.32	(0.82)	(0.50)	(0.19)	—
Class C
12/31/2006+	$11.72	$0.09	$0.91	$1.00	$(0.08)	$(0.15)
6/30/2006	11.01	0.10	0.81	0.91	(0.07)	(0.13)
6/30/2005	10.55	0.14	0.48	0.62	(0.16)	—
6/30/2004	9.25	0.16	1.26	1.42	(0.12)	—
6/30/2003	9.21	0.18	0.03	0.21	(0.17)	—
6/30/2002	9.89	0.32	(0.81)	(0.49)	(0.19)	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Fund invests.

(c)	Less than $0.01 per share.

(d)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.55 and 12.60%, respectively.

(e)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $25.66 and 11.78%, respectively.

(f)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $25.67 and 11.77%, respectively.

54  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$(2.87)	$—	(c)	$24.80		0.21%	$328,343	1.10	%*	0.19%*	89%
—	—	—	(c)	27.57	(d)	12.67 (d)	353,019	1.11		(0.06)	174
—	—	—		24.47		15.10	209,885	1.11		(0.08)	140
—	—	—		21.26		23.03	145,095	1.11		(0.29)	165
—	—	—		17.28		(2.54)	109,110	1.11		(0.34)	155
(0.02)	(0.13)	—		17.73		(15.04)	98,235	1.11		0.04	168

$—	$(2.87)	$—	(c)	$22.81		(0.16)%	$68,457	1.85	%*	(0.57)%*	89%
—	—	—	(c)	25.68	(e)	11.85 (e)	85,023	1.86		(0.81)	174
—	—	—		22.96		14.23	61,076	1.86		(0.84)	140
—	—	—		20.10		22.11	63,988	1.86		(1.04)	165
—	—	—		16.46		(3.35)	56,490	1.86		(1.08)	155
(0.01)	(0.07)	—		17.03		(15.65)	69,886	1.86		(0.72)	168

$—	$(2.87)	$—	(c)	$22.82		(0.16)%	$103,653	1.85	%*	(0.57)%*	89%
—	—	—	(c)	25.69	(f)	11.84 (f)	122,217	1.86		(0.80)	174
—	—	—		22.97		14.22	88,789	1.86		(0.83)	140
—	—	—		20.11		22.10	79,106	1.86		(1.04)	165
—	—	—		16.47		(3.29)	69,989	1.86		(1.09)	155
(0.01)	(0.07)	—		17.03		(15.69)	80,865	1.86		(0.72)	168

$—	$(0.32)	$—	(c)	$12.51		8.97%	$66,730	0.65	%*(b)	2.23%*	5%
—	(0.29)	—	(c)	11.78		9.03	65,643	0.65	(b)	1.65	6
—	(0.24)	—		11.08		6.84	48,049	0.65	(b)	2.04	25
—	(0.21)	—		10.60		16.21	35,618	0.65	(b)	2.34	23
—	(0.24)	—		9.28		3.15	11,675	0.65	(b)	2.86	13
—	(0.25)	—		9.24		(4.39)	4,867	0.65	(b)	3.77	24

$—	$(0.21)	$—	(c)	$12.51		8.64%	$82,485	1.40	%*(b)	1.44%*	5%
—	(0.20)	—	(c)	11.72		8.20	80,506	1.40	(b)	0.86	6
—	(0.16)	—		11.01		5.91	71,858	1.40	(b)	1.30	25
—	(0.16)	—		10.55		15.39	62,692	1.40	(b)	1.64	23
—	(0.18)	—		9.25		2.44	15,617	1.40	(b)	2.12	13
—	(0.19)	—		9.21		(5.15)	10,675	1.40	(b)	3.29	24

$—	$(0.23)	$—	(c)	$12.49		8.62%	$158,891	1.40	%*(b)	1.52%*	5%
—	(0.20)	—	(c)	11.72		8.21	140,987	1.40	(b)	0.87	6
—	(0.16)	—		11.01		5.92	120,586	1.40	(b)	1.31	25
—	(0.12)	—		10.55		15.35	100,419	1.40	(b)	1.61	23
—	(0.17)	—		9.25		2.40	39,761	1.40	(b)	2.10	13
—	(0.19)	—		9.21		(5.05)	32,778	1.40	(b)	3.34	24

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  55

Financial Highlights (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

NACM Flex-Cap Value Fund
Class A
12/31/2006+	$17.36	$0.11	$1.98	$2.09	$(0.16)	$(0.40)
6/30/2006	15.76	0.15	2.13	2.28	(0.03)	(0.65)
6/30/2005	15.24	0.10	1.23	1.33	—	(0.83)
6/30/2004	12.36	0.02	3.32	3.34	(0.04)	(0.42)
7/19/2002 – 6/30/2003	10.00	0.07	2.51	2.58	(0.05)	(0.17)
Class B
12/31/2006+	$16.90	$0.04	$1.92	$1.96	$(0.05)	$(0.40)
6/30/2006	15.45	0.02	2.08	2.10	— (i)	(0.65)
6/30/2005	15.06	(0.01)	1.21	1.20	—	(0.83)
6/30/2004	12.30	(0.08)	3.29	3.21	(0.03)	(0.42)
7/19/2002 – 6/30/2003	10.00	(0.02)	2.51	2.49	(0.02)	(0.17)
Class C
12/31/2006+	$16.90	$0.04	$1.93	$1.97	$(0.05)	$(0.40)
6/30/2006	15.45	0.02	2.08	2.10	— (i)	(0.65)
6/30/2005	15.06	(0.01)	1.21	1.20	—	(0.83)
6/30/2004	12.29	(0.09)	3.29	3.20	(0.01)	(0.42)
7/19/2002 – 6/30/2003	10.00	(0.01)	2.50	2.49	(0.03)	(0.17)
NACM Growth Fund
Class A
12/31/2006+	$12.89	$0.04	$1.39	$1.43	$—	$(0.34)
6/30/2006	12.72	0.01	1.17	1.18	—	(1.01)
6/30/2005	11.94	0.01	1.06	1.07	—	(0.29)
6/30/2004	11.21	(0.07)	0.93	0.86	—	(0.13)
7/19/2002 – 6/30/2003	10.00	(0.03)	1.24	1.21	—	—
Class B
12/31/2006+	$12.47	$(0.02)	$1.35	$1.33	$—	$(0.34)
6/30/2006	12.44	(0.09)	1.13	1.04	—	(1.01)
6/30/2005	11.76	(0.08)	1.05	0.97	—	(0.29)
6/30/2004	11.13	(0.15)	0.91	0.76	—	(0.13)
7/19/2002 – 6/30/2003	10.00	(0.10)	1.23	1.13	—	—
Class C
12/31/2006+	$12.47	$(0.02)	$1.34	$1.32	$—	$(0.34)
6/30/2006	12.43	(0.08)	1.13	1.05	—	(1.01)
6/30/2005	11.76	(0.08)	1.04	0.96	—	(0.29)
6/30/2004	11.13	(0.15)	0.91	0.76	—	(0.13)
7/19/2002 – 6/30/2003	10.00	(0.10)	1.23	1.13	—	—
NFJ Dividend Value Fund
Class A
12/31/2006+	$15.35	$0.20	$1.95	$2.15	$(0.16)	$(0.29)
6/30/2006	13.71	0.37	1.88	2.25	(0.39)	(0.22)
6/30/2005	12.48	0.30	1.37	1.67	(0.29)	(0.15)
6/30/2004	10.47	0.29	2.04	2.33	(0.23)	(0.09)
6/30/2003	11.31	0.30	(0.31)	(0.01)	(0.33)	(0.50)
10/31/2001 – 6/30/2002	11.31	0.19	0.96	1.15	(0.29)	(0.86)
Class B
12/31/2006+	$15.25	$0.14	$1.92	$2.06	$(0.04)	$(0.29)
6/30/2006	13.58	0.26	1.87	2.13	(0.24)	(0.22)
6/30/2005	12.39	0.20	1.35	1.55	(0.21)	(0.15)
6/30/2004	10.41	0.19	2.04	2.23	(0.16)	(0.09)
6/30/2003	11.29	0.23	(0.32)	(0.09)	(0.29)	(0.50)
10/31/2001 – 6/30/2002	11.31	0.13	0.97	1.10	(0.26)	(0.86)
Class C
12/31/2006+	$15.23	$0.14	$1.92	$2.06	$(0.05)	$(0.29)
6/30/2006	13.58	0.26	1.86	2.12	(0.25)	(0.22)
6/30/2005	12.38	0.20	1.36	1.56	(0.21)	(0.15)
6/30/2004	10.40	0.19	2.04	2.23	(0.16)	(0.09)
6/30/2003	11.28	0.23	(0.31)	(0.08)	(0.30)	(0.50)
10/31/2001 – 6/30/2002	11.31	0.13	0.96	1.09	(0.26)	(0.86)

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 21.70%.

(c)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 29.64%.

(d)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 11.60%.

(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 12.55%.

(f)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 14.72%.

56  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—	$(0.56)	$—	(i)	$18.89	12.00%	$6,281	1.32	%*	1.22	%*	20%
—	(0.68)	—	(i)	17.36	14.70	4,452	1.32	(j)	0.90		55
—	(0.83)	0.02		15.76	8.77	2,696	1.38	(h)	0.61		150
—	(0.46)	—		15.24	27.33	1,545	1.40		0.17		145
—	(0.22)	—		12.36	26.06	36	1.41	*(d)	0.70	*	173

$—	$(0.45)	$—	(i)	$18.41	11.58%	$5,794	2.07	%*	0.47	%*	20%
—	(0.65)	—	(i)	16.90	13.78	4,515	2.07	(k)	0.15		55
—	(0.83)	0.02		15.45	7.99	2,657	2.12	(h)	(0.07)		150
—	(0.45)	—		15.06	26.39	1,237	2.15		(0.58)		145
—	(0.19)	—		12.30	25.09	52	2.16	*(e)	(0.19	) *	173

$—	$(0.45)	$—	(i)	$18.42	11.62%	$6,892	2.07	%*	0.48	%*	20%
—	(0.65)	—	(i)	16.90	13.78	5,727	2.07	(k)	0.14		55
—	(0.83)	0.02		15.45	7.99	5,155	2.12	(h)	(0.08)		150
—	(0.43)	—		15.06	26.36	2,107	2.15		(0.60)		145
—	(0.20)	—		12.29	25.12	103	2.16	*(f)	(0.14	) *	173

$—	$(0.34)	$—	(i)	$13.98	11.10%	$6,007	1.19	%*	0.62	%*	99%
—	(1.01)	—	(i)	12.89	9.46	945	1.16	(l)	0.07		152
—	(0.29)	—		12.72	8.95	587	1.23	(h)	0.10		274
—	(0.13)	—		11.94	7.71	481	1.26		(0.55)		160
—	—	—		11.21	12.10	81	1.25	*(b)	(0.28	) *	167

$—	$(0.34)	$—	(i)	$13.46	10.67%	$3,684	1.94	%*	(0.31	)%*	99%
—	(1.01)	—	(i)	12.47	8.50	1,560	1.91	(m)	(0.68)		152
—	(0.29)	—		12.44	8.23	1,400	1.97	(h)	(0.64)		274
—	(0.13)	—		11.76	6.87	672	2.00		(1.30)		160
—	—	—		11.13	11.30	160	2.00	*(c)	(0.95	)*	167

$—	$(0.34)	$—	(i)	$13.45	10.59%	$2,913	1.95	%*	(0.31	)%*	99%
—	(1.01)	—	(i)	12.47	8.60	918	1.91	(m)	(0.65)		152
—	(0.29)	—		12.43	8.15	486	1.98	(h)	(0.66)		274
—	(0.13)	—		11.76	6.87	357	2.01		(1.30)		160
—	—	—		11.13	11.30	118	2.00	*(g)	(1.00	) *	167

$—	$(0.45)	$—	(i)	$17.05	14.00%	$2,173,051	1.07	%*	2.46	%*	7%
—	(0.61)	—	(i)	15.35	16.73	1,002,333	1.10		2.50		26
—	(0.44)	—		13.71	13.54	268,945	1.17	(h)	2.28		30
—	(0.32)	—		12.48	22.46	88,569	1.20		2.40		36
—	(0.83)	—		10.47	0.49	12,878	1.20		3.07		43
—	(1.15)	—		11.31	10.51	1,637	1.20	*	2.39	*	50

$—	$(0.33)	$—	(i)	$16.98	13.51%	$410,079	1.82	%*	1.68	%*	7%
—	(0.46)	—	(i)	15.25	15.94	279,643	1.85		1.77		26
—	(0.36)	—		13.58	12.57	122,934	1.92	(h)	1.53		30
—	(0.25)	—		12.39	21.57	51,301	1.95		1.64		36
—	(0.79)	—		10.41	(0.27)	8,913	1.95		2.31		43
—	(1.12)	—		11.29	10.10	1,230	1.95	*	1.68	*	50

$—	$(0.34)	$—	(i)	$16.95	13.55%	$1,270,126	1.82	%*	1.69	%*	7%
—	(0.47)	—	(i)	15.23	15.84	712,851	1.85		1.77		26
—	(0.36)	—		13.58	12.70	270,801	1.92	(h)	1.53		30
—	(0.25)	—		12.38	21.57	88,221	1.95		1.64		36
—	(0.80)	—		10.40	(0.26)	17,843	1.95		2.32		43
—	(1.12)	—		11.28	9.96	2,141	1.95	*	1.68	*	50

(g)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 27.10%.

(h)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

(i)	Less than $0.01 per share.

(j)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.33%.

(k)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%.

(l)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.

(m)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.92%.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  57

Financial Highlights (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

NFJ Large-Cap Value Fund
Class A
12/31/2006+	$17.69	$0.16	$1.87	$2.03	$(0.12)	$(0.41)
6/30/2006	15.97	0.31	2.07	2.38	(0.29)	(0.37)
6/30/2005	14.58	0.23	1.94	2.17	(0.20)	(0.59)
6/30/2004	12.22	0.17	2.37	2.54	(0.18)	—
7/19/2002 – 6/30/2003	11.07	0.23	1.39	1.62	(0.21)	(0.26)
Class B
12/31/2006+	$17.56	$0.08	$1.87	$1.95	$(0.03)	$(0.41)
6/30/2006	15.83	0.19	2.05	2.24	(0.14)	(0.37)
6/30/2005	14.49	0.11	1.93	2.04	(0.12)	(0.59)
6/30/2004	12.16	0.07	2.36	2.43	(0.10)	—
7/19/2002 – 6/30/2003	11.07	0.14	1.38	1.52	(0.17)	(0.26)
Class C
12/31/2006+	$17.58	$0.08	$1.86	$1.94	$(0.03)	$(0.41)
6/30/2006	15.83	0.19	2.06	2.25	(0.13)	(0.37)
6/30/2005	14.49	0.11	1.92	2.03	(0.11)	(0.59)
6/30/2004	12.16	0.08	2.35	2.43	(0.10)	—
7/19/2002 – 6/30/2003	11.07	0.15	1.38	1.53	(0.18)	(0.26)
NFJ Mid-Cap Value Fund
Class A
8/22/2006 – 12/31/2006+	$15.00	$0.14	$1.13	$1.27	$(0.06)	$(0.01)
Class C
8/22/2006 – 12/31/2006+	$15.00	$0.09	$1.14	$1.23	$(0.06)	$(0.01)
NFJ Small-Cap Value Fund
Class A
12/31/2006+	$31.47	$0.36	$2.47	$2.83	$(0.55)	$(2.52)
6/30/2006	30.26	0.61	3.59	4.20	(0.52)	(2.47)
6/30/2005	27.30	0.52	4.43	4.95	(0.39)	(1.60)
6/30/2004	21.59	0.49	5.72	6.21	(0.27)	(0.23)
6/30/2003	21.51	0.35	(0.01)	0.34	(0.21)	(0.05)
6/30/2002	19.02	0.33	2.27	2.60	(0.11)	—
Class B
12/31/2006+	$30.46	$0.23	$2.38	$2.61	$(0.33)	$(2.52)
6/30/2006	29.36	0.36	3.49	3.85	(0.28)	(2.47)
6/30/2005	26.65	0.29	4.32	4.61	(0.30)	(1.60)
6/30/2004	21.17	0.29	5.61	5.90	(0.19)	(0.23)
6/30/2003	21.19	0.19	(0.01)	0.18	(0.15)	(0.05)
6/30/2002	18.84	0.18	2.23	2.41	(0.06)	—
Class C
12/31/2006+	$30.49	$0.23	$2.38	$2.61	$(0.33)	$(2.52)
6/30/2006	29.40	0.36	3.50	3.86	(0.30)	(2.47)
6/30/2005	26.69	0.29	4.32	4.61	(0.30)	(1.60)
6/30/2004	21.21	0.29	5.61	5.90	(0.19)	(0.23)
6/30/2003	21.23	0.20	(0.02)	0.18	(0.15)	(0.05)
6/30/2002	18.86	0.18	2.24	2.42	(0.05)	—
OCC Core Equity Fund
Class A
12/31/2006+	$10.82	$0.02	$1.23	$1.25	$(0.03)	$(0.17)
6/30/2006	10.25	0.14	0.61	0.75	(0.05)	(0.13)
3/31/2005 – 6/30/2005	10.00	0.02	0.23	0.25	—	—
Class C
12/31/2006+	$10.74	$(0.03)	$1.22	$1.19	$—	$(0.17)
6/30/2006	10.23	(0.01)	0.68	0.67	(0.03)	(0.13)
3/31/2005 – 6/30/2005	10.00	—	0.23	0.23	—	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

(c)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

58  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—	$(0.53)	$—	(d)	$19.19	11.46%	$89,581	1.12	%*	1.66	%*	15%
—	(0.66)	—	(d)	17.69	15.23	36,954	1.12		1.85		32
—	(0.79)	0.01		15.97	15.24	17,189	1.16	(b)	1.49		35
—	(0.18)	—		14.58	20.92	3,723	1.20		1.25		99
—	(0.47)	—		12.22	14.85	431	1.20	*	2.12	*	54

$—	$(0.44)	$—	(d)	$19.07	11.00%	$33,288	1.87	%*	0.87	%*	15%
—	(0.51)	—	(d)	17.56	14.41	22,939	1.87		1.12		32
—	(0.71)	0.01		15.83	14.37	13,298	1.89	(b)	0.74		35
—	(0.10)	—		14.49	20.07	2,088	1.95		0.52		99
—	(0.43)	—		12.16	13.98	263	1.95	*	1.33	*	54

$—	$(0.44)	$—	(d)	$19.08	11.00%	$50,945	1.87	%*	0.88	%*	15%
—	(0.50)	—	(d)	17.58	14.45	32,171	1.87		1.10		32
—	(0.70)	0.01		15.83	14.33	16,576	1.91	(b)	0.73		35
—	(0.10)	—		14.49	20.05	3,612	1.95		0.56		99
—	(0.44)	—		12.16	14.02	735	1.95	*	1.39	*	54

$—	$(0.07)	$—		$16.20	8.52%	$2,434	1.27	%*	2.34	%*	8%

$—	$(0.07)	$—		$16.16	8.20%	$815	2.02	%*	1.61	%*	8%

$—	$(3.07)	$—	(d)	$31.23	8.87%	$1,823,818	1.24	%*	2.25	*%	10%
—	(2.99)	—	(d)	31.47	14.50	1,745,770	1.25		1.97		32
—	(1.99)	—		30.26	18.55	1,566,529	1.26	(c)	1.83		20
—	(0.50)	—		27.30	29.04	1,177,495	1.26		1.98		30
—	(0.26)	—		21.59	1.72	662,081	1.25		1.76		20
—	(0.11)	—		21.51	13.76	300,091	1.25		1.65		40

$—	$(2.85)	$—	(d)	$30.22	8.48%	$286,745	1.99	%*	1.47	%*	10%
—	(2.75)	—	(d)	30.46	13.64	294,769	2.00		1.20		32
—	(1.90)	—		29.36	17.66	321,909	2.01	(c)	1.05		20
—	(0.42)	—		26.65	28.11	328,265	2.01		1.19		30
—	(0.20)	—		21.17	0.95	249,479	2.00		0.99		20
—	(0.06)	—		21.19	12.87	187,693	2.00		0.90		40

$—	$(2.85)	$—	(d)	$30.25	8.49%	$577,104	1.99	%*	1.48	%*	10%
—	(2.77)	—	(d)	30.49	13.68	579,280	2.00		1.21		32
—	(1.90)	—		29.40	17.64	589,448	2.01	(c)	1.06		20
—	(0.42)	—		26.69	28.08	563,018	2.01		1.20		30
—	(0.20)	—		21.21	0.96	388,065	2.00		1.01		20
—	(0.05)	—		21.23	12.89	234,129	2.00		0.90		40

$—	$(0.20)	$—		$11.87	11.61%	$1,769	1.12	%*	0.29	%*	30%
—	(0.18)	—	(d)	10.82	7.32	1,523	1.13	(g)	1.31		80
—	—	—		10.25	2.50	10	1.14	*(e)	0.74	*	13

$—	$(0.17)	$—		$11.76	11.13%	$367	1.88	%*	(0.47	)%*	30%
—	(0.16)	—	(d)	10.74	6.59	144	1.86	(h)	(0.06)		80
—	—	—		10.23	2.30	10	1.92	*(f)	(0.04	)*	13

(d)	Less than $0.01 per share.

(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.

(f)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.95%.

(g)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.18%.

(h)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.87%.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  59

Financial Highlights (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

OCC Equity Premium Strategy Fund
Class A
12/31/2006+	$8.29	$0.01	$1.06	$1.07	$—	$(0.28)
6/30/2006	7.91	0.03	0.65	0.68	— (b)	(0.30)
6/30/2005	7.58	0.07	0.35	0.42	(0.09)	—
6/30/2004	6.51	0.08	1.09	1.17	(0.10)	—
6/30/2003	6.97	0.08	(0.45)	(0.37)	(0.09)	—
6/30/2002	9.20	0.08	(2.27)	(2.19)	(0.04)	—
Class B
12/31/2006+	$8.10	$(0.02)	$1.04	$1.02	$—	$(0.28)
6/30/2006	7.79	(0.03)	0.64	0.61	— (b)	(0.30)
6/30/2005	7.47	0.01	0.35	0.36	(0.04)	—
6/30/2004	6.42	0.03	1.07	1.10	(0.05)	—
6/30/2003	6.89	0.04	(0.45)	(0.41)	(0.06)	—
6/30/2002	9.14	0.02	(2.26)	(2.24)	(0.01)	—
Class C
12/31/2006+	$8.09	$(0.02)	$1.04	$1.02	$—	$(0.28)
6/30/2006	7.79	(0.03)	0.63	0.60	— (b)	(0.30)
6/30/2005	7.46	0.01	0.36	0.37	(0.04)	—
6/30/2004	6.42	0.03	1.06	1.09	(0.05)	—
6/30/2003	6.89	0.04	(0.45)	(0.41)	(0.06)	—
6/30/2002	9.13	0.02	(2.25)	(2.23)	(0.01)	—
OCC Growth Fund
Class A
12/31/2006+	$22.63	$(0.02)	$2.85	$2.83	$—	$—
6/30/2006	20.55	(0.04)	2.12	2.08	— (b)	—
6/30/2005	19.94	0.04	0.57	0.61	—	—
6/30/2004	16.70	(0.06)	3.30	3.24	—	—
6/30/2003	18.10	(0.03)	(1.37)	(1.40)	—	—
6/30/2002	24.55	(0.06)	(6.23)	(6.29)	—	(0.16)
Class B
12/31/2006+	$19.05	$(0.10)	$2.40	$2.30	$—	$—
6/30/2006	17.43	(0.17)	1.79	1.62	— (b)	—
6/30/2005	17.04	(0.09)	0.48	0.39	—	—
6/30/2004	14.38	(0.17)	2.83	2.66	—	—
6/30/2003	15.71	(0.13)	(1.20)	(1.33)	—	—
6/30/2002	21.49	(0.19)	(5.43)	(5.62)	—	(0.16)

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	Less than $0.01 per share.

(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

(d)	Repayments by the Adviser increased the total return by 0.05%. If the Adviser had not made repayments, total return would have been 5.50%.

(e)	Repayments by the Adviser increased the total return by 0.05%. If the Adviser had not made repayments, total return would have been 4.72%.

(f)	Repayments by the Adviser increased the total return by 0.05%. If the Adviser had not made repayments, total return would have been 4.86%.

(g)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.19%. If the Adviser had not made repayments, end of period net asset value and total return would have been $19.91 and 19.21%, respectively.

(h)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.13%. If the Adviser had not made repayments, end of period net asset value and total return would have been $20.52 and 2.93%, respectively.

(i)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.19%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.01 and 18.31%, respectively.

(j)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.13%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.41 and 2.16%, respectively.

(k)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.005%. If the Affiliates had not made these payments, the end of the period net asset value and total return would have been $9.08 and 13.17%, respectively.

(l)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.005%. If the Affiliates had not made these payments, the end of the period net asset value and total return would have been $8.84 and 12.72%, respectively.

(m)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.005%. If the Affiliates had not made these payments, the end of the period net asset value and total return would have been $8.83 and 12.73%, respectively.

60  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$(0.28)	$—	(b)	$9.08		13.17	%(k)	$28,262	1.30	%*	0.21%*	79%
—	(0.30)	—	(b)	8.29		8.52		26,588	1.31		0.40	149
—	(0.09)	—		7.91		5.55	(d)	24,160	1.34	(c)	0.92	24
—	(0.10)	—		7.58		17.96		25,300	1.36		1.14	83
—	(0.09)	—		6.51		(5.17)		23,125	1.36		1.37	84
—	(0.04)	—		6.97		(23.85)		16,983	1.36		1.00	101

$—	$(0.28)	$—	(b)	$8.84		12.72	%(l)	$15,878	2.05	%*	(0.54)%*	79%
—	(0.30)	—	(b)	8.10		7.84		15,882	2.05		(0.37)	149
—	(0.04)	—		7.79		4.77	(e)	19,530	2.09	(c)	0.17	24
—	(0.05)	—		7.47		17.12		23,837	2.11		0.38	83
—	(0.06)	—		6.42		(5.88)		17,237	2.11		0.60	84
—	(0.01)	—		6.89		(24.51)		14,520	2.10		0.23	101

$—	$(0.28)	$—	(b)	$8.83		12.73	%(m)	$19,883	2.05	%*	(0.54)%*	79%
—	(0.30)	—	(b)	8.09		7.71		18,582	2.05		(0.37)	149
—	(0.04)	—		7.79		4.91	(f)	23,390	2.09	(c)	0.17	24
—	(0.05)	—		7.46		16.93		28,626	2.11		0.38	83
—	(0.06)	—		6.42		(5.85)		23,619	2.11		0.61	84
—	(0.01)	—		6.89		(24.40)		17,543	2.10		0.24	101

$—	$—	$—	(b)	$25.46		12.51%		$93,046	1.17	%*	(0.20)%*	39%
—	—	—	(b)	22.63		10.12		82,137	1.17		(0.18)	115
—	—	—		20.55	(h)	3.06	(h)	85,553	1.16		0.19	39
—	—	—		19.94	(g)	19.40	(g)	101,505	1.16		(0.31)	71
—	—	—		16.70		(7.73)		94,428	1.16		(0.19)	70
—	(0.16)	—		18.10		(25.73)		136,908	1.16		(0.27)	76

$—	$—	$—	(b)	$21.35		12.07%		$27,249	1.92	%*	(0.96)%*	39%
—	—	—	(b)	19.05		9.29		28,831	1.92		(0.93)	115
—	—	—		17.43	(j)	2.29	(j)	41,545	1.91		(0.56)	39
—	—	—		17.04	(i)	18.50	(i)	57,743	1.91		(1.05)	71
—	—	—		14.38		(8.47)		65,651	1.91		(0.94)	70
—	(0.16)	—		15.71		(26.28)		92,279	1.91		(1.02)	76

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  61

Financial Highlights (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

OCC Growth Fund (cont.)
Class C
12/31/2006+	$19.05	$(0.10)	$2.40	$2.30	$—	$—
6/30/2006	17.43	(0.17)	1.79	1.62	—	—
6/30/2005	17.04	(0.09)	0.48	0.39	—	—
6/30/2004	14.38	(0.17)	2.83	2.66	—	—
6/30/2003	15.71	(0.13)	(1.20)	(1.33)	—	—
6/30/2002	21.49	(0.19)	(5.43)	(5.62)	—	(0.16)
OCC Opportunity Fund
Class A
12/31/2006+	$25.47	$(0.14)	$2.90	$2.76	$—	$(0.54)
6/30/2006	22.19	(0.25)	3.53	3.28	—	—
6/30/2005	20.99	(0.22)	1.42	1.20	—	—
6/30/2004	15.49	(0.19)	5.69	5.50	—	—
6/30/2003	15.01	(0.13)	0.61	0.48	—	—
6/30/2002	19.05	(0.17)	(3.87)	(4.04)	—	—
Class B
12/31/2006+	$20.19	$(0.19)	$2.30	$2.11	$—	$(0.54)
6/30/2006	17.72	(0.35)	2.82	2.47	—	—
6/30/2005	16.89	(0.30)	1.13	0.83	—	—
6/30/2004	12.56	(0.28)	4.61	4.33	—	—
6/30/2003	12.26	(0.19)	0.49	0.30	—	—
6/30/2002	15.68	(0.24)	(3.18)	(3.42)	—	—
Class C
12/31/2006+	$20.18	$(0.19)	$2.30	$2.11	$—	$(0.54)
6/30/2006	17.72	(0.35)	2.81	2.46	—	—
6/30/2005	16.89	(0.30)	1.13	0.83	—	—
6/30/2004	12.56	(0.27)	4.60	4.33	—	—
6/30/2003	12.26	(0.19)	0.49	0.30	—	—
6/30/2002	15.67	(0.24)	(3.17)	(3.41)	—	—
OCC Target Fund
Class A
12/31/2006+	$19.71	$(0.05)	$2.38	$2.33	$—	$—
6/30/2006	17.84	(0.15)	2.02	1.87	—	—
6/30/2005	17.17	(0.12)	0.79	0.67	—	—
6/30/2004	13.34	(0.12)	3.95	3.83	—	—
6/30/2003	13.32	(0.08)	0.10	0.02	—	—
6/30/2002	19.31	(0.11)	(5.88)	(5.99)	—	—
Class B
12/31/2006+	$17.04	$(0.11)	$2.06	$1.95	$—	$—
6/30/2006	15.55	(0.25)	1.74	1.49	—	—
6/30/2005	15.07	(0.21)	0.69	0.48	—	—
6/30/2004	11.80	(0.21)	3.48	3.27	—	—
6/30/2003	11.86	(0.15)	0.09	(0.06)	—	—
6/30/2002	17.33	(0.20)	(5.27)	(5.47)	—	—
Class C
12/31/2006+	$17.04	$(0.11)	$2.05	$1.94	$—	$—
6/30/2006	15.54	(0.25)	1.75	1.50	—	—
6/30/2005	15.07	(0.21)	0.68	0.47	—	—
6/30/2004	11.79	(0.21)	3.49	3.28	—	—
6/30/2003	11.86	(0.15)	0.08	(0.07)	—	—
6/30/2002	17.33	(0.20)	(5.27)	(5.47)	—	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.19%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.01 and 18.31%, respectively.

(c)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.13%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.41 and 2.16%, respectively.

(d)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 5.71%.

(e)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 35.49%.

(f)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 4.90%.

(g)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 34.46%.

(h)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 3.88%.

(i)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 28.69%.

(j)	Repayments by the Adviser increased the total return by 0.03%. If the Adviser had not made repayments, total return would have been 3.16%.

(k)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 27.69%.

(l)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 3.10%.

62  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$—	$—	(n)	$21.35		12.07%		$415,073	1.92	%*	(0.95)%*	39%
—	—	—	(n)	19.05		9.29		411,731	1.92		(0.93)	115
—	—	—		17.43	(c)	2.29	(c)	480,947	1.91		(0.56)	39
—	—	—		17.04	(b)	18.50	(b)	611,348	1.91		(1.06)	71
—	—	—		14.38		(8.47)		648,456	1.91		(0.94)	70
—	(0.16)	—		15.71		(26.28)		879,605	1.91		(1.02)	76

$—	$(0.54)	$—	(n)	$27.69		10.80%		$60,242	1.33	%*	(1.08)%*	78%
—	—	—	(n)	25.47	(o)	14.78	(o)	55,768	1.32		(1.02)	171
—	—	—		22.19		5.72	(d)	52,118	1.31		(1.04)	139
—	—	—		20.99		35.51	(e)	60,781	1.31		(1.00)	184
—	—	—		15.49		3.20		44,297	1.31		(1.08)	214
—	—	—		15.01		(21.21)		68,403	1.31		(1.02)	201

$—	$(0.54)	$—	(n)	$21.76		10.36%		$18,129	2.08	%*	(1.84)%*	78%
—	—	—	(n)	20.19	(p)	13.94	(p)	19,062	2.07		(1.77)	171
—	—	—		17.72		4.91	(f)	18,253	2.06		(1.79)	139
—	—	—		16.89		34.47	(g)	23,073	2.07		(1.77)	184
—	—	—		12.56		2.45		12,962	2.06		(1.83)	214
—	—	—		12.26		(21.81)		15,587	2.06		(1.77)	201

$—	$(0.54)	$—	(n)	$21.75		10.37%		$139,707	2.08	%*	(1.84)%*	78%
—	—	—	(n)	20.18	(q)	13.88	(q)	139,516	2.07		(1.77)	171
—	—	—		17.72		4.91	(f)	145,669	2.06		(1.79)	139
—	—	—		16.89		34.47	(g)	173,643	2.06		(1.74)	184
—	—	—		12.56		2.45		142,354	2.06		(1.83)	214
—	—	—		12.26		(21.76)		164,168	2.06		(1.77)	201

$—	$—	$—	(n)	$22.04		11.82%		$166,156	1.23	%*	(0.53)%*	60%
—	—	—	(n)	19.71	(r)	10.48	(r)	169,007	1.22		(0.75)	134
—	—	—		17.84		3.90	(h)	186,300	1.21		(0.70)	103
—	—	—		17.17		28.71	(i)	209,123	1.21		(0.77)	96
—	—	—		13.34		0.15		148,721	1.21		(0.71)	105
—	—	—		13.32		(31.02)		198,054	1.21		(0.67)	114

$—	$—	$—	(n)	$18.99		11.44%		$57,086	1.98	%*	(1.29)%*	60%
—	—	—	(n)	17.04	(s)	9.58	(s)	62,324	1.97		(1.50)	134
—	—	—		15.55		3.19	(j)	80,594	1.96		(1.45)	103
—	—	—		15.07		27.71	(k)	106,709	1.96		(1.52)	96
—	—	—		11.80		(0.51)		105,896	1.96		(1.47)	105
—	—	—		11.86		(31.56)		144,815	1.96		(1.41)	114

$—	$—	$—	(n)	$18.98		11.38%		$418,391	1.98	%*	(1.28)%*	60%
—	—	—	(n)	17.04	(t)	9.65	(t)	422,314	1.97		(1.50)	134
—	—	—		15.54		3.12	(l)	489,743	1.96		(1.45)	103
—	—	—		15.07		27.82	(m)	600,439	1.96		(1.52)	96
—	—	—		11.79		(0.59)		538,347	1.96		(1.46)	105
—	—	—		11.86		(31.56)		685,003	1.96		(1.41)	114

(m)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 27.80%.

(n)	Less than $0.01 per share.

(o)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.10%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $25.45 and 14.68%, respectively.

(p)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.13%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $20.17 and 13.81%, respectively.

(q)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.13%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $20.16 and 13.75%, respectively.

(r)

Payments from Affiliates increased the end of period net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $19.71 and 10.46%, respectively.

(s)

Payments from Affiliates increased the end of period net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.04 and 9.56%, respectively.

(t)

Payments from Affiliates increased the end of period net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.04 and 9.63%, respectively.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  63

Financial Highlights (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

OCC Value Fund
Class A
12/31/2006+	$16.09	$0.11	$2.75	$2.86	$(0.20)	$(1.24)
6/30/2006	17.25	0.17	1.19	1.36	(0.17)	(2.35)
6/30/2005	17.16	0.14	0.48	0.62	(0.07)	(0.46)
6/30/2004	12.71	0.10	4.41	4.51	(0.06)	—
6/30/2003	13.75	0.10	(0.56)	(0.46)	—	(0.58)
6/30/2002	16.12	0.09	(0.55)	(0.46)	—	(1.91)
Class B
12/31/2006+	$15.47	$0.04	$2.65	$2.69	$(0.08)	$(1.24)
6/30/2006	16.70	0.05	1.13	1.18	(0.06)	(2.35)
6/30/2005	16.69	0.01	0.48	0.49	(0.02)	(0.46)
6/30/2004	12.42	(0.02)	4.31	4.29	(0.02)	—
6/30/2003	13.55	0.01	(0.56)	(0.55)	—	(0.58)
6/30/2002	16.02	(0.03)	(0.53)	(0.56)	—	(1.91)
Class C
12/31/2006+	$15.50	$0.04	$2.65	$2.69	$(0.08)	$(1.24)
6/30/2006	16.70	0.05	1.14	1.19	(0.04)	(2.35)
6/30/2005	16.70	0.01	0.47	0.48	(0.02)	(0.46)
6/30/2004	12.43	(0.02)	4.31	4.29	(0.02)	—
6/30/2003	13.55	0.01	(0.55)	(0.54)	—	(0.58)
6/30/2002	16.03	(0.03)	(0.54)	(0.57)	—	(1.91)
RCM Large-Cap Growth Fund
Class A
12/31/2006+	$13.67	$0.01	$1.18	$1.19	$(0.04)	$(0.74)
6/30/2006	12.68	— (c)	0.99	0.99	— (c)	—
6/30/2005	12.13	0.02	0.54	0.56	(0.01)	—
6/30/2004	10.89	(0.02)	1.29	1.27	(0.03)	—
6/30/2003	10.94	0.02	(0.03)	(0.01)	(0.03)	—
2/05/2002 – 6/30/2002	12.30	—	(1.36)	(1.36)	—	—
Class B
12/31/2006+	$13.30	$(0.05)	$1.16	$1.11	$—	$(0.74)
6/30/2006	12.44	(0.10)	0.96	0.86	— (c)	—
6/30/2005	11.98	(0.07)	0.53	0.46	—	—
6/30/2004	10.80	(0.10)	1.28	1.18	—	—
6/30/2003	10.91	(0.07)	(0.02)	(0.09)	(0.02)	—
2/05/2002 – 6/30/2002	12.30	(0.04)	(1.35)	(1.39)	—	—
Class C
12/31/2006+	$13.33	$(0.05)	$1.15	$1.10	$—	$(0.74)
6/30/2006	12.46	(0.10)	0.97	0.87	— (c)	—
6/30/2005	12.00	(0.07)	0.53	0.46	—	—
6/30/2004	10.82	(0.11)	1.29	1.18	—	—
6/30/2003	10.90	(0.07)	(0.01)	(0.08)	—	—
2/05/2002 – 6/30/2002	12.30	(0.04)	(1.36)	(1.40)	—	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

(c)	Less than $0.01 per share.

(d)

Repayments by the Adviser increased the end of period net asset value by $0.01 per share and the total return by 0.05%. If the Adviser had not made repayments, the end of period net asset value and total return would have been $17.24 and 3.55%, respectively.

(e)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(f)

Repayments by the Adviser increased the end of period net asset value per share by $0.01 and total return by 0.04%. If the Adviser had not made repayments, end of period net asset value and total return would have been $16.69 and 2.83%, respectively.

(g)

Repayments by the Adviser increased the end of period net asset value per share by $0.01 and total return by 0.04%. If the Adviser had not made repayments, end of period net asset value and total return would have been $16.69 and 2.78%, respectively.

64  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$(1.44)	$—	(c)	$17.51		17.81%	$654,573	1.11	%*	1.26%*	38%
—	(2.52)	—	(c)	16.09		8.11	612,706	1.11		1.03	63
—	(0.53)	—		17.25	(d)	3.60 (d)	930,699	1.11	(e)	0.80	101
—	(0.06)	—		17.16		35.58	867,400	1.11		0.61	67
—	(0.58)	—		12.71		(2.80)	275,622	1.10		0.87	152
—	(1.91)	—		13.75		(3.72)	226,825	1.10		0.59	190

$—	$(1.32)	$—	(c)	$16.84		17.39%	$403,355	1.86	%*	0.51%*	38%
—	(2.41)	—	(c)	15.47		7.23	383,135	1.86		0.30	63
—	(0.48)	—		16.70	(f)	2.87 (f)	506,068	1.86	(e)	0.05	101
—	(0.02)	—		16.69		34.55	475,577	1.86		(0.14)	67
—	(0.58)	—		12.42		(3.53)	241,311	1.85		0.12	152
—	(1.91)	—		13.55		(4.41)	202,258	1.85		(0.19)	190

$—	$(1.32)	$—	(c)	$16.87		17.35%	$499,297	1.86	%*	0.51%*	38%
—	(2.39)	—	(c)	15.50		7.31	484,061	1.86		0.28	63
—	(0.48)	—		16.70	(g)	2.82 (g)	728,865	1.86	(e)	0.05	101
—	(0.02)	—		16.70		34.53	699,047	1.86		(0.14)	67
—	(0.58)	—		12.43		(3.45)	315,256	1.85		0.12	152
—	(1.91)	—		13.55		(4.48)	266,741	1.85		(0.21)	190

$—	$(0.78)	$—	(c)	$14.08		8.65%	$59,229	1.12	%*	0.10%*	18%
—	—	—	(c)	13.67		7.82	56,247	1.12		0.01	74
—	(0.01)	—		12.68		4.65	43,387	1.18	(b)	0.17	118
—	(0.03)	—		12.13		11.66	37,102	1.21		(0.13)	82
(0.01)	(0.04)	—		10.89		(0.05)	19,560	1.20		0.15	25
—	—	—		10.94		(11.06)	681	1.20	*	(0.01)*	36

$—	$(0.74)	$—	(c)	$13.67		8.33%	$11,009	1.87	%*	(0.66)%*	18%
—	—	—	(c)	13.30		6.92	11,034	1.87		(0.73)	74
—	—	—		12.44		3.84	8,357	1.93	(b)	(0.59)	118
—	—	—		11.98		10.94	8,381	1.96		(0.89)	82
—	(0.02)	—		10.80		(0.84)	4,384	1.95		(0.64)	25
—	—	—		10.91		(11.30)	161	1.95	*	(0.91)*	36

$—	$(0.74)	$—	(c)	$13.69		8.23%	$11,143	1.87	%*	(0.65)%*	18%
—	—	—	(c)	13.33		6.99	10,312	1.87		(0.74)	74
—	—	—		12.46		3.83	7,857	1.93	(b)	(0.59)	118
—	—	—		12.00		10.93	7,821	1.96		(0.91)	82
—	—	—		10.82		(0.73)	3,699	1.95		(0.68)	25
—	—	—		10.90		(11.38)	105	1.95	*	(0.92)*	36

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  65

Financial Highlights (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

RCM Mid-Cap Fund
Class A
12/31/2006+	$2.89	$(0.01)	$0.23	$0.22	$—	$(0.58)
6/30/2006	2.58	(0.02)	0.33	0.31	—	—
6/30/2005	2.48	(0.01)	0.11	0.10	—	—
6/30/2004	2.04	(0.02)	0.46	0.44	—	—
6/30/2003	1.99	(0.02)	0.07	0.05	—	—
2/05/2002 – 6/30/2002	2.28	(0.01)	(0.28)	(0.29)	—	—
Class B
12/31/2006+	$2.83	$(0.02)	$0.23	$0.21	$—	$(0.58)
6/30/2006	2.55	(0.04)	0.32	0.28	—	—
6/30/2005	2.47	(0.03)	0.11	0.08	—	—
6/30/2004	2.04	(0.04)	0.47	0.43	—	—
6/30/2003	2.00	(0.03)	0.07	0.04	—	—
2/05/2002 – 6/30/2002	2.28	(0.02)	(0.26)	(0.28)	—	—
Class C
12/31/2006+	$2.82	$(0.02)	$0.23	$0.21	$—	$(0.58)
6/30/2006	2.54	(0.04)	0.32	0.28	—	—
6/30/2005	2.47	(0.03)	0.10	0.07	—	—
6/30/2004	2.04	(0.04)	0.47	0.43	—	—
6/30/2003	2.00	(0.03)	0.07	0.04	—	—
2/05/2002 – 6/30/2002	2.28	(0.02)	(0.26)	(0.28)	—	—
RCM Strategic Growth Fund
Class A
12/31/2006+	$13.56	$(0.03)	$1.29	$1.26	$—	$—
3/31/2006† – 6/30/2006	15.00	(0.02)	(1.42)	(1.44)	—	—
Class C
12/31/2006+	$13.53	$(0.08)	$1.29	$1.21	$—	$—
3/31/2006† – 6/30/2006	15.00	(0.05)	(1.42)	(1.47)	—	—

+	Unaudited

*	Annualized

†	Commencement of operations

(a)	Calculated on average shares outstanding during the period.

(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

(c)	Less than $0.01 per share.

(d)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.64%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.87 and 11.38%, respectively.

(e)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.64%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.81 and 10.34%, respectively.

(f)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.65%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.80 and 10.37%, respectively.

66  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$(0.58)	$—	(c)	$2.53		7.27%	$3,891	1.20	%*	(0.51)%*	51%
—	—	—	(c)	2.89	(d)	12.02 (d)	4,046	1.15		(0.52)	161
—	—	—		2.58		4.03	3,336	1.22	(b)	(0.59)	147
—	—	—		2.48		21.57	2,836	1.23		(0.78)	145
—	—	—		2.04		2.51	847	1.23		(0.85)	132
—	—	—		1.99		(12.72)	124	1.22	*	(1.01)*	142

$—	$(0.58)	$—	(c)	$2.46		7.14%	$2,252	1.95	%*	(1.26)%*	51%
—	—	—	(c)	2.83	(e)	10.98 (e)	2,655	1.90		(1.26)	161
—	—	—		2.55		3.24	1,642	1.98	(b)	(1.35)	147
—	—	—		2.47		21.08	2,083	1.98		(1.51)	145
—	—	—		2.04		2.00	378	1.98		(1.58)	132
—	—	—		2.00		(12.28)	9	1.97	*	(1.81)*	142

$—	$(0.58)	$—	(c)	$2.45		7.17%	$3,203	1.95	%*	(1.26)%*	51%
—	—	—	(c)	2.82	(f)	11.02 (f)	3,483	1.90		(1.26)	161
—	—	—		2.54		2.83	2,335	1.98	(b)	(1.35)	147
—	—	—		2.47		21.08	2,627	1.98		(1.53)	145
—	—	—		2.04		2.00	775	1.98		(1.60)	132
—	—	—		2.00		(12.28)	40	1.97	*	(1.80)*	142

$—	$—	$—		$14.82		9.21%	$649	1.71	%*	(0.42)%*	73%
—	—	—		13.56		(9.53)	403	1.64	*	(0.44)*	113

$—	$—	$—		$14.74		8.86%	$11	2.44	%*	(1.15)%*	73%
—	—	—		13.53		(9.73)	9	2.48	*	(1.47)*	113

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  67

Statements of Assets and Liabilities

December 31, 2006 (Unaudited)
(Amounts in thousands, except per share amounts)	CCM Capital Appreciation Fund	CCM Focused Growth Fund	CCM Mid-Cap Fund	Allianz Global Investors Multi-Style Fund

Assets:
Investments, at value	$1,780,243	$6,898	$1,450,148	$—
Investments in Affiliates, at value	—	—	—	314,192
Repurchase agreement, at value	—	—	—	—
Cash	1	—	—	—
Security lending interest receivable (net)	21	—	28	—
Receivable for investments sold	4,353	35	6,028	—
Receivable for Fund shares sold	1,325	28	2,048	1,737
Dividends and interest receivable (net of foreign taxes)	1,555	4	828	—
Dividends and interest receivable from Affiliates	—	—	—	495
Manager reimbursement receivable	—	—	—	—

	1,787,498	6,965	1,459,080	316,424

Liabilities:
Payable for investments purchased	—	—	—	495
Overdraft due to custodian	—	—	—	—
Options written, at value	—	—	—	—
Payable for Fund shares redeemed	4,343	2	7,985	201
Payable for collateral for securities on loan	202,898	—	192,793	—
Dividends payable	—	—	—	—
Investment advisory fees payable	601	3	493	—
Administration fees payable	385	2	325	105
Distribution fees payable	243	—	176	152
Servicing fees payable	142	—	123	66

	208,612	7	201,895	1,019

Net Assets	$1,578,886	$6,958	$1,257,185	$315,405

Net Assets Consist of:
Paid-in-capital	$1,430,056	$6,815	$1,169,807	$265,953
Undistributed net investment income	3,710	13	1,627	884
Accumulated net realized gain (loss) on investments	14,983	(319)	7,706	12,272
Net unrealized appreciation of investments, options written and foreign currency transactions	130,137	449	78,045	36,296

	$1,578,886	$6,958	$1,257,185	$315,405

Net Assets:
Class A	$406,247	$141	$328,343	$66,730
Class B	67,529	—	68,457	82,485
Class C	136,604	119	103,653	158,891
Other Classes	968,506	6,698	756,732	7,299
Shares Issued and Outstanding:
Class A	21,145	15	13,240	5,334
Class B	3,805	—	3,001	6,594
Class C	7,681	13	4,542	12,720
Other Classes	49,705	710	29,710	585
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$19.21	$9.40	$24.80	$12.51
Class B	17.75	—	22.81	12.51
Class C	17.79	9.39	22.82	12.49

Cost of Investments	$1,650,106	$6,449	$1,372,103	$277,896

Cost of Investments in Affiliates	$—	$—	$—	$—

Cost of Repurchase Agreement	$—	$—	$—	$—

Premiums Received for Options Written	$—	$—	$—	$—

*	With respect to the A, B, and C Classes, the redemption price varies by the length of time shares are held.

68  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

NACM Flex-Cap Value Fund	NACM Growth Fund	NFJ Dividend Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund	OCC Core Equity Fund	OCC Equity Premium Strategy Fund	OCC Growth Fund

$74,996	$14,091	$5,420,233	$306,378	$4,269	$5,580,248	$7,306	$62,841	$613,643
—	—	—	—	—	33,073	—	—	—
—	—	603,751	—	685	—	—	8,853	—
—	1	1	—	1	—	1	—	1
1	—	55	2	—	300	—	1	6
—	585	—	—	49	11,108	—	—	—
185	64	54,067	1,430	210	10,530	—	75	138
67	15	13,393	561	8	7,396	6	67	432
—	—	—	—	—	679	—	—	—
2	—	—	—	—	—	—	—	—

75,251	14,756	6,091,500	308,371	5,222	5,643,334	7,313	71,837	614,220

—	840	169,640	1,734	358	19,027	—	—	—
—	—	—	—	—	6	—	—	—
—	—	—	—	—	—	—	359	—
46	—	12,526	457	—	25,567	—	193	1,293
9,066	—	521,774	30,362	—	1,294,916	—	3,047	71,274
—	—	—	—	—	1	—	—	—
36	5	1,963	102	2	2,194	3	35	232
17	4	1,390	81	1	1,160	2	23	184
8	4	1,066	53	—	721	—	22	286
6	3	891	41	1	590	1	14	115

9,179	856	709,250	32,830	362	1,344,182	6	3,693	73,384

$66,072	$13,900	$5,382,250	$275,541	$4,860	$4,299,152	$7,307	$68,144	$540,836

$56,622	$13,238	$4,781,008	$247,430	$4,722	$3,251,291	$6,363	$80,801	$641,106
108	5	8,110	387	2	14,594	18	(51)	(2,175)
1,422	94	10,723	1,594	16	45,549	143	(15,309)	(179,657)

7,920	563	582,409	26,130	120	987,718	783	2,703	81,562

$66,072	$13,900	$5,382,250	$275,541	$4,860	$4,299,152	$7,307	$68,144	$540,836

$6,281	$6,007	$2,173,051	$89,581	$2,434	$1,823,818	$1,769	$28,262	$93,046
5,794	3,684	410,079	33,288	—	286,745	—	15,878	27,249
6,892	2,913	1,270,126	50,945	815	577,104	367	19,883	415,073
47,105	1,296	1,528,994	101,727	1,611	1,611,485	5,171	4,121	5,468

332	430	127,475	4,667	150	58,398	149	3,112	3,655
315	274	24,152	1,745	—	9,489	—	1,796	1,276
374	217	74,933	2,670	50	19,076	31	2,251	19,438
2,467	92	89,108	5,277	99	50,790	433	444	240

$18.89	$13.98	$17.05	$19.19	$16.20	$31.23	$11.87	$9.08	$25.46
18.41	13.46	16.98	19.07	—	30.22	—	8.84	21.35

18.42	13.45	16.95	19.08	16.16	30.25	11.76	8.83	21.35

$67,076	$13,528	$4,837,824	$280,248	$4,149	$4,593,086	$6,523	$60,320	$532,084

$—	$—	$—	$—	$—	$32,516	$—	$—	$—

$—	$—	$603,751	$—	$685	$—	$—	$8,853	$—

$—	$—	$—	$—	$—	$—	$—	$541	$—

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  69

Statements of Assets and Liabilities (Cont.)

December 31, 2006 (Unaudited)

(Amounts in thousands, except per share amounts)	OCC Opportunity Fund	OCC Target Fund	OCC Value Fund	RCM Large-Cap Growth Fund	RCM Mid-Cap Fund	RCM Strategic Growth Fund

Assets:
Investments, at value	$323,960	$800,425	$2,344,797	$656,524	$99,418	$3,729
Cash	26	—	—	—	1	1
Securities lending interest receivable (net)	60	95	21	5	1	—
Receivable for investments sold	2,468	5,828	—	3,162	164	149
Receivable for Fund shares sold	200	123	1,509	391	57	2
Dividends and interest receivable (net of foreign taxes)	11	215	1,607	739	61	2
Receivable from Adviser	—	—	—	—	—	83

	326,725	806,686	2,347,934	660,821	99,702	3,966

Liabilities:
Payable for investments purchased	2,546	967	—	1,731	168	120
Payable for securities sold short	—	—	—	—	—	77
Overdraft due to custodian	—	256	—	—	—	—
Options written, at value	—	—	—	2,377	—	18
Payable for Fund shares redeemed	5,879	1,911	8,331	575	71	—
Payable for collateral for securities on loan	65,119	151,596	334,101	107,640	15,174	—
Investment advisory fees payable	145	309	762	210	34	3
Administration fees payable	84	220	630	133	19	1
Distribution fees payable	102	307	598	26	4	—
Servicing fees payable	47	139	380	29	2	—
Payable for organization expense	—	—	—	—	—	83
Variation margin payable	28	—	—	—	—	—

	73,950	155,705	344,802	112,721	15,472	302

Net Assets	$252,775	$650,981	$2,003,132	$548,100	$84,230	$3,664

Net Assets Consist of:
Paid-in-capital	$221,892	$558,527	$1,673,887	$465,247	$423,323	$3,668
Undistributed (dividends in excess of) net investment income	(1,855)	(3,425)	2,412	788	(99)	(1)
Accumulated net realized gain (loss) on investments	4,802	(26,316)	31,028	116	(346,261)	(326)
Net unrealized appreciation (depreciation) of investments, options written, securities sold short and foreign currency transactions	27,936	122,195	295,805	81,949	7,267	323

	$252,775	$650,981	$2,003,132	$548,100	$84,230	$3,664

Net Assets:
Class A	$60,242	$166,156	$654,573	$59,229	$3,891	$649
Class B	18,129	57,086	403,355	11,009	2,252	—
Class C	139,707	418,391	499,297	11,143	3,203	11
Other Classes	34,697	9,348	445,907	466,719	74,884	3,004
Shares Issued and Outstanding:
Class A	2,175	7,540	37,391	4,207	1,538	44
Class B	833	3,007	23,955	806	917	—
Class C	6,423	22,042	29,598	814	1,309	1
Other Classes	1,463	415	25,280	32,762	28,280	202
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$27.69	$22.04	$17.51	$14.08	$2.53	$14.82
Class B	21.76	18.99	16.84	13.67	2.46	—
Class C	21.75	18.98	16.87	13.69	2.45	14.74

Cost of Investments	$296,024	$678,230	$2,048,992	$573,389	$92,151	$3,419

Premiums Received for Options Written	$—	$—	$—	$1,192	$—	$32

*	With respect to the A, B, and C Classes, the redemption price varies by the length of time shares are held.

70  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Statements of Operations

Six Months Ended December 31, 2006 (Unaudited) (Amounts in thousands)	CCM Capital Appreciation Fund	CCM Focused Growth Fund	CCM Mid-Cap Fund	Allianz Global Investors Multi-Style Fund	NACM Flex-Cap Value Fund

Investment Income:
Interest	$1,514	$8	$1,073	$—	$115
Dividends, net of foreign withholding taxes	9,878	28	7,165	—	621
Dividends from investments in Affiliates	—	—	—	4,404	—
Security lending income (net)	116	—	392	—	3
Miscellaneous income	—	—	—	1	—
Total Income	11,508	36	8,630	4,405	739

Expenses:
Investment advisory fees	3,363	14	3,017	—	189
Administration fees	2,160	8	1,976	599	90
Distribution fees—Class B	267	—	287	304	19
Distribution fees—Class C	514	—	419	556	24
Servicing fees—Class A	469	—	424	86	7
Servicing fees—Class B	89	—	96	101	6
Servicing fees—Class C	171	—	140	186	8
Distribution and/or servicing fees—Other Classes	668	—	507	—	8
Trustees’ fees	78	—	68	—	3
Interest expense	—	—	12	—	—
Shareholder communications expense	70	—	57	—	3
Total Expenses	7,849	22	7,003	1,832	357

Net Investment Income	3,659	14	1,627	2,573	382

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	15,537	330	9,167	—	1,798
Investments in Affiliates	—	—	—	12,513	—
Net change in unrealized appreciation/depreciation of:
Investments	47,139	(68)	(9,593)	—	4,498
Investments in Affiliates	—	—	—	10,286	—
Net Realized and Change in Unrealized Gain (Loss)	62,676	262	(426)	22,799	6,296

Net Increase in Net Assets Resulting from Investment Operations	$66,335	$276	$1,201	$25,372	$6,678

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  71

Statements of Operations  (Cont.)

Six Months Ended December 31, 2006 (Unaudited) (Amounts in thousands)	NACM Growth Fund	NFJ Dividend Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund

Investment Income:
Interest	$8	$8,859	$320	$5	$4,907
Dividends, net of foreign withholding taxes	53	58,346	2,502	23	64,661
Dividends from investments in Affiliates	—	—	—	—	1,359
Security lending income (net)	—	288	13	—	1,469
Miscellaneous income	—	—	—	—	27
Total Income	61	67,493	2,835	28	72,423

Expenses:
Investment advisory fees	18	8,581	460	5	12,440
Administration fees	14	6,238	368	2	6,621
Distribution fees—Class B	9	1,289	107	—	1,084
Distribution fees—Class C	5	3,680	157	1	2,160
Servicing fees—Class A	3	1,917	81	1	2,236
Servicing fees—Class B	3	429	36	—	362
Servicing fees—Class C	2	1,227	52	—	720
Distribution and/or servicing fees—Other Classes	—	466	19	—	1,067
Trustees’ fees	—	224	12	—	216
Interest expense	1	—	—	—	—
Shareholder communications expense	1	230	12	—	190
Total Expenses	56	24,281	1,304	9	27,096

Net Investment Income (Loss)	5	43,212	1,531	19	45,327

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	152	27,881	3,914	19	124,644
Options written	—	—	—	—	—
Securities sold short	—	—	—	—	—
Foreign currency transactions	—	—	—	—	(2)
Payments from Affiliates	—	—	—	—	—
Net change in unrealized appreciation/depreciation of:
Investments	424	422,161	18,173	120	170,501
Investments in Affiliates	—	—	—	—	13,242
Options written	—	—	—	—	—
Foreign currency transactions	—	—	—	—	(1)
Net Realized and Change in Unrealized Gain (Loss)	576	450,042	22,087	139	308,384

Net Increase (Decrease) in Net Assets Resulting from Investment Operations	$581	$493,254	$23,618	$158	$353,711

72  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

OCC Core Equity Fund	OCC Equity Premium Strategy Fund	OCC Growth Fund	OCC Opportunity Fund	OCC Target Fund	OCC Value Fund	RCM Large-Cap Growth Fund	RCM Mid-Cap Fund	RCM Strategic Growth Fund

$7	$67	$358	$48	$101	$604	$164	$43	$8
41	432	2,157	39	1,671	21,872	3,149	270	14
—	—	—	—	—	—	—	—	—
—	3	42	214	432	147	16	7	—
—	—	—	—	—	37	—	—	—
48	502	2,557	301	2,204	22,660	3,329	320	22

15	200	1,324	812	1,752	4,309	1,238	219	17
10	130	1,054	470	1,252	3,574	783	125	5
—	58	102	67	218	1,472	41	9	—
1	70	1,544	509	1,527	1,843	40	13	—
2	35	107	71	204	791	72	5	1
—	20	34	22	72	491	14	3	—
—	23	515	170	509	614	13	4	—
—	2	3	1	1	408	155	3	—
1	3	27	13	33	100	28	4	—
—	10	—	9	32	—	—	30	—
—	3	24	12	29	88	24	4	—
29	554	4,734	2,156	5,629	13,690	2,408	419	23

19	(52)	(2,177)	(1,855)	(3,425)	8,970	921	(99)	(1)

148	4,978	22,818	18,427	32,694	88,882	9,754	918	14
—	281	—	—	—	—	—	—	12
—	—	—	—	—	—	—	—	(14)
—	—	(2)	—	—	(150)	—	—	—
—	4	—	—	—	—	—	—	—

647	2,454	39,325	8,126	38,683	210,775	36,639	4,540	297
—	—	—	—	—	—	—	—	—
—	332	—	—	—	—	(1,186)	—	9
—	—	—	—	—	—	—	—	—
795	8,049	62,141	26,553	71,377	299,507	45,207	5,458	318

$814	$7,997	$59,964	$24,698	$67,952	$308,477	$46,128	$5,359	$317

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  73

Statements of Changes in Net Assets

(Amounts in thousands)	CCM Capital Appreciation Fund		CCM Focused Growth Fund		CCM Mid-Cap Fund

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

Investment Operations:
Net investment income (loss)	$3,659	$2,864	$14	$20	$1,627	$(121)
Net realized gain (loss) on investments and options written	15,537	142,214	330	659	9,167	170,551
Net realized gain on investments in Affiliates	—	—	—	—	—	—
Payments from Affiliates	—	—	—	—	—	806
Net capital gain distributions received from underlying Affiliated funds	—	—	—	—	—	—
Net change in unrealized appreciation/depreciation of investments and options written	47,139	(39,151)	(68)	60	(9,593)	(36,988)
Net change in unrealized appreciation of investments in Affiliates	—	—	—	—	—	—

Net increase resulting from investment operations	66,335	105,927	276	739	1,201	134,248

Dividends and Distributions to Shareholders from:
Net investment income
Class A	(508)	(75)	—	—	—	—
Class B	—	—	—	—	—	—
Class C	(1)	—	—	—	—	—
Other Classes	(2,147)	(1,143)	(14)	(10)	—	—
Net realized gains
Class A	(27,313)	—	(2)	—	(35,110)	—
Class B	(4,934)	—	—	—	(7,954)	—
Class C	(9,900)	—	(1)	—	(11,889)	—
Other Classes	(62,995)	—	(98)	—	(79,703)	—
Total Dividends and Distributions to Shareholders	(107,798)	(1,218)	(115)	(10)	(134,656)	—

Fund Share Transactions:
Shares sold
Class A	128,814	184,427	137	—	50,650	197,675
Class B	3,185	23,460	—	—	2,967	41,662
Class C	11,821	40,014	127	—	5,596	49,952
Other Classes	141,735	407,829	3,047	2,874	84,644	471,562
Issued in reinvestment of distributions
Class A	15,305	51	2	—	30,941	—
Class B	3,783	—	—	—	6,663	—
Class C	8,135	—	2	—	10,307	—
Other Classes	59,954	1,047	111	10	75,566	—
Cost of shares redeemed
Class A	(87,621)	(120,337)	—	—	(71,699)	(83,967)
Class B	(12,504)	(22,041)	—	—	(17,734)	(25,637)
Class C	(17,200)	(23,422)	(11)	—	(21,923)	(28,214)
Other Classes	(99,652)	(148,613)	(1,218)	(2,470)	(171,960)	(320,723)
Net increase (decrease) from Fund share transactions	155,755	342,415	2,197	414	(15,982)	302,310

Fund Redemption Fees	5	26	—	—	16	44

Total Increase (Decrease) in Net Assets	114,297	447,150	2,358	1,143	(149,421)	436,602

Net Assets:
Beginning of period	1,464,589	1,017,439	4,600	3,457	1,406,606	970,004

End of period*	$1,578,886	$1,464,589	$6,958	$4,600	$1,257,185	$1,406,606

*Including undistributed net investment income of:	$3,710	$2,707	$13	$13	$1,627	$—

74  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Allianz Global Investors Multi-Style Fund		NACM Flex-Cap Value Fund		NACM Growth Fund		NFJ Dividend Value Fund		NFJ Large-Cap Value Fund

Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

$2,573	$2,710	$382	$456	$5	$(10)	$43,212	$32,005	$1,531	$1,203
—	—	1,798	2,128	152	319	27,881	73,841	3,914	4,449
12,513	633	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	6,594	—	—	—	—	—	—	—	—

—	—	4,498	3,450	424	14	422,161	101,613	18,173	5,322

10,286	9,476	—	—	—	—	—	—	—	—

25,372	19,413	6,678	6,034	581	323	493,254	207,459	23,618	10,974

(931)	(813)	(53)	(7)	—	—	(17,018)	(15,328)	(476)	(455)
(393)	(445)	(17)	—	—	—	(815)	(3,450)	(38)	(161)
(958)	(784)	(19)	—	—	—	(3,213)	(8,255)	(59)	(202)
(145)	(14)	(522)	(163)	—	—	(14,056)	(6,996)	(677)	(271)

(850)	(597)	(124)	(132)	(134)	(64)	(34,207)	(7,178)	(1,792)	(497)
(983)	(848)	(121)	(137)	(91)	(116)	(6,714)	(2,840)	(692)	(420)
(1,860)	(1,448)	(144)	(217)	(58)	(46)	(20,544)	(6,476)	(1,064)	(491)
(84)	(8)	(944)	(1,164)	(30)	(81)	(23,854)	(2,778)	(1,991)	(196)
(6,204)	(4,957)	(1,944)	(1,820)	(313)	(307)	(120,421)	(53,301)	(6,789)	(2,693)

9,370	29,475	1,857	2,945	5,244	1,642	1,093,816	745,513	49,881	24,246
7,168	22,095	1,241	2,776	2,167	772	109,936	157,389	9,415	13,245
21,569	40,746	1,075	2,657	2,035	594	477,527	436,129	17,946	19,827
7,094	395	9,542	7,207	627	3	1,074,588	338,411	66,472	26,059

1,438	1,170	143	126	67	55	40,387	16,722	1,914	765
1,025	951	115	106	63	81	5,588	4,398	579	448
2,342	1,866	137	175	44	36	16,615	10,376	764	509
229	22	1,447	1,318	30	81	35,078	9,421	1,433	459

(13,907)	(15,821)	(610)	(1,621)	(305)	(1,330)	(111,845)	(86,775)	(4,531)	(7,799)
(11,459)	(18,768)	(519)	(1,323)	(216)	(694)	(21,012)	(26,989)	(2,006)	(6,010)
(15,367)	(29,485)	(584)	(2,736)	(142)	(195)	(37,550)	(54,986)	(3,375)	(7,292)
(1,147)	(635)	(2,226)	(6,155)	(4)	(740)	(125,588)	(48,434)	(5,308)	(2,167)
8,355	32,011	11,618	5,475	9,610	305	2,557,540	1,501,175	133,184	62,290

1	12	—	1	—	—	23	75	1	9

27,524	46,479	16,352	9,690	9,878	321	2,930,396	1,655,408	150,014	70,580

287,881	241,402	49,720	40,030	4,022	3,701	2,451,854	796,446	125,527	54,947

$315,405	$287,881	$66,072	$49,720	$13,900	$4,022	$5,382,250	$2,451,854	$275,541	$125,527

$884	$738	$108	$337	$5	$—	$8,110	$—	$387	$106

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  75

Statements of Changes in Net Assets (Cont.)

(Amounts in thousands)	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund		OCC Core Equity Fund

Increase (Decrease) in Net Assets from:	Period from August 22, 2006 to December 31, 2006 (Unaudited)	Six months ended December 31, 2006 (Unauddited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006
Investment Operations:
Net investment income (loss)	$19	$45,327	$72,809	$19	$30
Net realized gain on investments, options written and foreign currency transactions	19	124,642	394,798	148	165
Net realized gain on investments in Affiliates	—	—	—	—	—
Payments from Affiliates	—	—	13,935	—	—
Net change in unrealized appreciation/depreciation of investments, options written and foreign currency transactions	120	170,500	53,123	647	38
Net change in unrealized appreciation/depreciation of investments in Affiliates	—	13,242	(22,540)	—	—

Net increase resulting from investment operations	158	353,711	512,125	814	233

Dividends and Distributions to Shareholders from:
Net investment income
Class A	(8)	(31,762)	(29,613)	(5)	—
Class B	—	(3,096)	(3,045)	—	—
Class C	(3)	(6,281)	(6,099)	—	—
Other Classes	(6)	(30,362)	(24,241)	(20)	(14)
Net realized capital gains
Class A	(2)	(136,502)	(131,374)	(25)	—
Class B	—	(22,150)	(24,864)	—	—
Class C	—	(44,560)	(47,341)	(5)	(1)
Other Classes	(1)	(115,945)	(94,598)	(74)	(38)

Total Dividends and Distributions to Shareholders	(20)	(390,658)	(361,175)	(129)	(53)

Fund Share Transactions:
Shares sold
Class A	2,384	188,381	496,672	69	1,518
Class B	—	4,721	14,839	—	—
Class C	844	20,773	43,073	262	177
Other Classes	1,528	219,861	510,457	1,275	—
Issued in reinvestment of distributions
Class A	9	139,211	130,204	30	—
Class B	—	20,320	22,228	—	—
Class C	3	34,354	35,812	3	1
Other Classes	7	131,861	109,071	93	52
Cost of shares redeemed
Class A	(12)	(234,441)	(515,720)	(1)	—
Class B	—	(31,072)	(76,750)	—	—
Class C	(41)	(53,054)	(112,071)	(71)	(45)
Other Classes	—	(127,991)	(280,118)	—	—
Net increase (decrease) from Fund share transactions	4,722	312,924	377,697	1,660	1,703

Fund Redemption Fees	—	34	127	—	—

Total Increase (Decrease) in Net Assets	4,860	276,011	528,774	2,345	1,883

Net Assets:
Beginning of period	—	4,023,141	3,494,367	4,962	3,079

End of period*	$4,860	$4,299,152	$4,023,141	$7,307	$4,962

*Including undistributed (dividends in excess of) net investment income of:	$2	$14,594	$40,768	$18	$24

76  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

OCC Equity Premium Strategy Fund		OCC Growth Fund		OCC Opportunity Fund		OCC Target Fund		OCC Value Fund

Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

$(52)	$3	$(2,177)	$(4,716)	$(1,855)	$(3,751)	$(3,425)	$(9,701)	$8,970	$15,899

5,259	13,016	22,816	121,482	18,427	51,394	32,694	163,413	88,732	180,960
—	—	—	—	—	—	—	—	—	—
4	—	—	—	—	283	—	191	—	—

2,786	(7,550)	39,325	(61,500)	8,126	(14,170)	38,683	(77,050)	210,775	(15,043)

—	—	—	—	—	—	—	—	—	—

7,997	5,469	59,964	55,266	24,698	33,756	67,952	76,853	308,477	181,816

—	(8)	—	—	—	—	—	—	(7,626)	(8,079)
—	—	—	—	—	—	—	—	(1,930)	(1,792)
—	—	—	—	—	—	—	—	(2,345)	(1,723)
—	(4)	—	—	—	—	—	—	(5,600)	(4,907)

(897)	(896)	—	—	(1,162)	—	—	—	(43,344)	(100,099)
(498)	(597)	—	—	(441)	—	—	—	(27,799)	(61,505)
(601)	(692)	—	—	(3,414)	—	—	—	(34,400)	(83,862)
(129)	(235)	—	—	(906)	—	—	—	(29,379)	(57,494)

(2,125)	(2,432)	—	—	(5,923)	—	—	—	(152,423)	(319,461)

6,219	8,662	11,006	14,167	9,552	14,273	7,627	24,755	46,709	105,970
823	1,543	2,070	3,017	973	5,911	565	2,637	9,801	20,628
1,735	1,618	4,111	8,045	2,321	8,859	2,343	6,830	15,143	47,043
567	1,037	910	1,031	2,678	6,962	258	1,155	85,212	57,114

745	790	—	—	978	—	—	—	44,848	93,391
429	510	—	—	353	—	—	—	24,929	51,757
528	613	—	—	2,742	—	—	—	28,562	65,909
117	226	—	—	885	—	—	—	30,561	53,650

(7,824)	(7,998)	(10,068)	(25,924)	(10,707)	(17,649)	(28,344)	(60,902)	(101,706)	(473,491)
(2,601)	(6,491)	(6,646)	(19,333)	(3,495)	(7,297)	(11,825)	(28,526)	(47,196)	(165,530)
(2,563)	(7,929)	(47,261)	(119,844)	(14,638)	(34,016)	(49,325)	(120,267)	(69,757)	(318,848)
(3,428)	(3,684)	(2,902)	(2,584)	(13,270)	(11,495)	(600)	(55,950)	(55,235)	(297,306)
(5,253)	(11,103)	(48,780)	(141,425)	(21,628)	(34,452)	(79,301)	(230,268)	11,871	(759,713)

—	1	1	4	1	19	2	7	7	37

619	(8,065)	11,185	(86,155)	(2,852)	(677)	(11,347)	(153,408)	167,932	(897,321)

67,525	75,590	529,651	615,806	255,627	256,304	662,328	815,736	1,835,200	2,732,521

$68,144	$67,525	$540,836	$529,651	$252,775	$255,627	$650,981	$662,328	$2,003,132	$1,835,200

$(51)	$1	$(2,175)	$2	$(1,855)	$—	$(3,425)	$—	$2,412	$10,943

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  77

Statements of Changes in Net Assets (Cont.)

(Amounts in thousands)	RCM Large-Cap Growth Fund		RCM Mid-Cap Fund		RCM Strategic Growth Fund

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Period from March 31, 2006 to June 30, 2006
Investment Operations:
Net investment income (loss)	$921	$1,412	$(99)	$(250)	$(1)	$(2)
Net realized gain (loss) on investments, options written, securities sold short and foreign currency transactions	9,754	41,654	918	20,414	12	(338)
Payments from Affiliates	—	—	—	626	—	—
Net change in unrealized appreciation/depreciation of investments, options written, securities sold short and foreign currency transactions	35,453	(2,480)	4,540	(5,403)	306	17

Net increase (decrease) resulting from investment operations	46,128	40,586	5,359	15,387	317	(323)

Dividends and Distributions to Shareholders from:
Net investment income
Class A	(153)	(6)	—	—	—	—
Class B	(2)	(1)	—	—	—	—
Class C	(1)	—	—	—	—	—
Other Classes	(1,144)	(1,351)	—	—	—	—
Net realized capital gains
Class A	(2,979)	—	(737)	—	—	—
Class B	(572)	—	(448)	—	—	—
Class C	(577)	—	(643)	—	—	—
Other Classes	(23,169)	—	(13,587)	—	—	—
Total Dividends and Distributions to Shareholders	(28,597)	(1,358)	(15,415)	—	—	—
Fund Share Transactions:
Shares sold
Class A	14,332	31,698	211	1,420	217	437
Class B	900	5,341	180	1,641	—	—
Class C	1,181	4,514	104	1,662	1	10
Other Classes	38,615	132,027	3,120	16,311	5	3,026
Issued in reinvestment of distributions
Class A	3,029	6	678	—	—	—
Class B	488	1	384	—	—	—
Class C	468	1	484	—	—	—
Other Classes	22,955	1,250	13,234	—	—	—
Cost of shares redeemed
Class A	(15,980)	(22,020)	(584)	(1,087)	(26)	—
Class B	(1,708)	(3,183)	(673)	(770)	—	—
Class C	(1,099)	(2,589)	(450)	(748)	—	—
Other Classes	(82,035)	(145,033)	(36,086)	(43,360)	—	—
Net increase (decrease) from Fund share transactions	(18,854)	2,013	(19,398)	(24,931)	197	3,473

Fund Redemption Fees	6	6	—	2	—	—

Total Increase (Decrease) in Net Assets	(1,317)	41,247	(29,454)	(9,542)	514	3,150

Net Assets:
Beginning of period	549,417	508,170	113,684	123,226	3,150	—

End of period*	$548,100	$549,417	$84,230	$113,684	$3,664	$3,150

* Including undistributed (dividends in excess of)net investment income of:	$788	$1,167	$(99)	$—	$(1)	$—

78  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Notes to Financial Statements
(Unaudited)
December 31, 2006

1. ORGANIZATION

Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-five separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

Prior to November 1, 2006, OCC Equity Premium Strategy Fund, OCC Growth Fund, OCC Opportunity Fund and OCC Target Fund were sub-advised by PEA Capital LLC (“PEA”) pursuant to Portfolio Management Agreements between the Adviser and PEA. On November 1, 2006, the Adviser, PEA and Oppenheimer Capital entered into a novation agreement pursuant to which PEA was replaced by Oppenheimer Capital as sub-adviser to the aforementioned funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

          In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements Interpretation 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by December 31, 2007.

          In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

          Valuation of Investments. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development occurs that may significantly impact the value of a security are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

          The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time)(the “NYSE Close”). In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

          The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value (“NAV”) is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

          Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month

| 12.31.06 | Allianz Funds Semi-Annual Report  79

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

or more after the trade date. Realized gains and losses on Investments sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

          Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, excluding Allianz Global Investors Multi-Style, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value and OCC Equity Premium Strategy Funds, are declared and distributed to shareholders annually. Dividends from net investment income, if any, of the Allianz Global Investors Multi-Style, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value and OCC Equity Premium Strategy Funds, are declared and distributed to shareholders quarterly. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than annually.

          For the OCC Equity Premium Strategy Fund, in the event that distributions of capital gains exceed net capital gains for the taxable year as reduced by any available capital carry forwards from prior taxable years, but are supported by “current earnings and profits,” the excess will be taxable as an ordinary dividend distribution. Regardless of the capital gains distribution made, the capital loss carry forwards that will remain available for future years is reduced by the net capital gains for the current capital year.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

          Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid-in-capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

          Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

          Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for federal income taxes is required.

          Foreign Currency. The Funds’ accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gain or loss. Realized gain or (loss) and unrealized appreciation or (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

          Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were: NACM Flex-Cap Value Fund —$1,722; NFJ Mid-Cap Value Fund—$45; NFJ Small-Cap Value Fund—$101,116; OCC Core Equity Fund—$96; OCC Equity Premium Strategy Fund—$1,085; OCC Growth Fund—$16,531; OCC Value Fund—$55,666; RCM Large-Cap Growth Fund—$7,607; and RCM Strategic Growth Fund—$201.

          Options Contracts. Certain Funds may write options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

          Short Sales. The Funds, except the Allianz Global Investors Multi-Style Fund, may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

          Repurchase Agreements. The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be

80  Allianz Funds Semi-Annual Report | 12.31.06 |

equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

          Securities Lending. The Funds, except the Allianz Global Investors Multi-Style Fund, may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Funds will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Funds and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the six months ended December 31, 2006 was $598,712. Cash collateral received for securities on loan is invested in securities identified in the Schedules of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund.

          Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Funds may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Funds also bear the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG is the securities lending agent for the Trust.

3. FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”), an indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”) serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

          Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administration Fee*

	All Classes		Inst’l Class(1)		Admin. Class(1)		Class A, B and C(2)		Class D(2)		Class R(2)

Allianz Global Investors Multi-Style Fund	0.00%		0.15	%(3)	N/A		0.40%		N/A		N/A
CCM Capital Appreciation Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
CCM Focused Growth Fund	0.45%		0.25%		0.25%		0.40%		0.40%		N/A
CCM Mid-Cap Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
NACM Flex-Cap Value Fund	0.65%		0.25%		0.25%		0.40%		0.40%		N/A
NACM Growth Fund	0.50%		0.25%		0.25%		0.40%		0.40%		N/A
NFJ Dividend Value Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
NFJ Large-Cap Value Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
NFJ Mid-Cap Value Fund	0.60%		0.25%		N/A		0.40%		0.40%		N/A
NFJ Small-Cap Value Fund	0.60	%(6)	0.25	%(4)	0.25	%(4)	0.40	%(5)	0.40	%(5)	0.40	%(5)
OCC Core Equity Fund	0.45%		0.25%		N/A		0.40%		0.40%		N/A
OCC Equity Premium Strategy Fund	0.60%		0.25%		0.25%		0.40%		0.40%		0.40%
OCC Growth Fund	0.50%		0.25%		0.25%		0.40%		0.40%		0.40%
OCC Opportunity Fund	0.65%		0.25%		0.25%		0.40%		N/A		N/A
OCC Target Fund	0.55%		0.25%		0.25%		0.40%		0.40%		N/A
OCC Value Fund	0.45%		0.25	%(4)	0.25	%(4)	0.40	%(5)	0.40	%(5)	0.40	%(5)
RCM Large-Cap Growth Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
RCM Mid-Cap Fund	0.47%		0.25%		0.25%		0.40%		0.40%		0.40%
RCM Strategic Growth Fund	1.00%		0.25%		0.25%		0.40%		0.40%		N/A

(1)

The Administrative Fee rate for Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A, B, C, D and R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(3)

The Adviser has voluntarily undertaken to waive a portion of the Administration Fees it is entitled to receive for Institutional Class shares of the Allianz Global Investors Multi-Style Fund until further notice. As a result, while the waiver is in effect, the Fund will pay Administration Fees to the Adviser at the rate of 0.10%, and the reduction in the Administrative Fee rate for Inst’l and Admin. Classes outlined in footnote 1 (above) will not reduce the Fund’s Administrative Fee below 0.10%.

(4)

The Administrative Fee rate for NFJ Small-Cap Value Fund and the OCC Value Fund Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(5)

The Administrative Fee rate for NFJ Small-Cap Value Fund and the OCC Value Fund Classes A, B, C, D and R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(6)

Effective January 1, 2007 the Fund’s advisory fee is subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

*

To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

| 12.31.06 | Allianz Funds Semi-Annual Report  81

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

          Each of the Funds also has a sub-adviser, which under supervision of AGIFM, directs the investments of the Fund’s assets. The advisory fees received by the Adviser are paid all or in part to the sub-advisers in accordance with the portfolio management agreements.

          The Allianz Global Investors Multi-Style Fund does not pay any fees to the Adviser under the Trust’s investment advisory contract in return for the advisory and asset allocation services provided by the Adviser. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to the Adviser and Pacific Investment Management Company (PIMCO), an affiliate, by the underlying funds in which it invests.

          Redemption Fees. Investors in Class A, Class B and Class C shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceed after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days after their acquisition, including shares acquired through exchanges.

          In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

          A new 7 day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

          Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

          The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

          Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”), an indirect wholly-owned subsidiary of Allianz Global serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2006.

          Pursuant to separate Distribution Servicing Plans for Class A, Class B, Class C and Class R shares, the Distributor receives (i) in connection with the distribution of Class B, Class C and Class R shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust.

          Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee (%)	Servicing Fee (%)

Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
All Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

          AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the six months ended December 31, 2006, AGID received $2,236,291 representing commissions (sales charges) and contingent deferred sales charges.

          Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

82  Allianz Funds Semi-Annual Report | 12.31.06 |

          Trustees, other than those affiliated with AGIFM, Allianz Global Investors of America L.P. (“Allianz”), a Sub-Adviser, receive an annual retainer of $80,000 ($160,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. The Chairman of the Trustees receives a $20,000 annual retainer for his service as an ex officio member of each Committee of the Board of Trustees. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

4. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

          Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the period ended December 31, 2006, were as follows (amounts in thousands):

	Purchases	Sales

Allianz Global Investors Multi-Style Fund	$32,023	$16,308
CCM Capital Appreciation Fund	1,285,999	1,239,427
CCM Focused Growth Fund	8,140	6,120
CCM Mid-Cap Fund	1,158,647	1,294,806
NACM Flex-Cap Value Fund	19,153	10,816
NACM Growth Fund	16,285	7,298
NFJ Dividend Value Fund	2,454,242	257,791
NFJ Large-Cap Value Fund	162,404	28,319
NFJ Mid-Cap Value Fund	4,344	214
NFJ Small-Cap Value Fund	404,399	585,145
OCC Core Equity Fund	3,321	1,937
OCC Equity Premium Strategy Fund	50,667	64,234
OCC Growth Fund	203,393	268,505
OCC Opportunity Fund	193,166	225,777
OCC Target Fund	379,633	459,949
OCC Value Fund	709,768	824,861
RCM Large-Cap Growth Fund	97,958	139,332
RCM Mid-Cap Fund	46,457	79,392
RCM Strategic Growth Fund	2,631	2,232

5.TRANSACTIONS IN OPTIONS WRITTEN

Transactions in options written were (amounts in thousands except for number of contracts):

	OCC Equity Premium Strategy Fund		OCC Growth Fund		RCM Strategic Growth Fund

	Contracts	Premiums Received	Contracts	Premiums Received	Contracts	Premiums Received

Balance at 6/30/2006	7,540	$605	0	$0	60	$16
Sales	18,695	2,078	1,000	282	336	57
Closing Buys	(1,907)	(872)	0	0	(180)	(35)
Exercises	(7,590)	(362)	(1,000)	(282)	(10)	(2)
Expirations	(13,478)	(908)	0	0	(35)	(4)

Balance at 12/31/2006	3,260	$541	0	$0	171	$32

6. UNDERLYING FUNDS AND RISK FACTORS OF THE ALLIANZ GLOBAL INVESTORS MULTI-STYLE FUND

The Allianz Global Investors Multi-Style Fund invests all of its assets in underlying funds. Accordingly, the Fund’s investment performance depends upon a favorable allocation among the underlying funds as well as the ability of the underlying funds to achieve their objectives. There can be no assurance that the investment objective of any underlying fund will be achieved. The Adviser to the Fund has retained as sub-adviser RCM Capital Management LLC (“RCM” or the “Sub-Adviser”), an affiliate of the Adviser, to provide a continuous investment program for the Fund and allocate the Fund’s investment among the underlying funds.

          The Adviser serves as investment adviser for each of the underlying stock funds, except that its affiliate is the sole investment adviser to PIMCO StocksPLUS Fund. The Adviser retains sub-advisory firms to manage the portfolios of other underlying stock funds. These firms include Cadence Capital Management LLC, RCM Capital Management LLC and NFJ Investment Group L.P. Each sub-advisory firm, except for Cadence Capital Management, is an affiliate of the Adviser and PIMCO.

| 12.31.06 | Allianz Funds Semi-Annual Report  83

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

PIMCO is the sole investment adviser to each of the underlying bond Funds.

          Investing in the underlying funds through the Allianz Global Investors Multi-Style Fund involves certain additional expenses and tax results that would not be present in a direct investment in the underlying Funds. Under certain circumstances, an underlying fund may pay a redemption request by the Allianz Global Investors Multi-Style Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

          Each of the underlying funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the underlying funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These underlying funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the underlying funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, shares in foreign investment funds or trusts, foreign derivative securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

          The officers and directors of the Trust also serve as officers and directors/trustees of the underlying funds. Conflicts may arise as these individuals seek to fulfill their fiduciary responsibilities to both the Fund and underlying funds. RCM has broad discretion to allocate and reallocate the Fund’s assets among the underlying funds consistent with the Fund’s investment objectives and policies and asset allocation targets and ranges. Although the Fund does not pay an investment advisory fee for the asset allocation services, RCM does receive a fee from the Adviser (as described above), and both the Adviser and the Sub-adviser indirectly receive fees (including investment advisory and administrative fees) from the underlying funds in which the Fund invests. In this regard, RCM may have and incentive to invest the Fund’s assets in underlying funds sub-advised by RCM. Similarly, the Adviser has a financial incentive for the Fund’s assets to be invested in underlying funds with higher fees than other underlying funds, even if it believes that alternate investments would better serve the Fund’s investment program. RCM and the Adviser are legally obligated to disregard those incentives in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interest in fulfilling their fiduciary duties to both the Fund and the underlying funds of the Trust.

7. FEDERAL INCOME TAX MATTERS

At December 31, 2006, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Allianz Global Investors Multi-Style Fund	$277,896	$38,424	$(2,128)	$36,296
CCM Capital Appreciation Fund	1,650,106	144,163	(14,026)	130,137
CCM Focused Growth Fund	6,449	526	(77)	449
CCM Mid-Cap Fund	1,372,103	97,166	(19,121)	78,045
NACM Flex-Cap Value Fund	67,076	8,733	(813)	7,920
NACM Growth Fund	13,528	703	(140)	563
NFJ Dividend Value Fund	5,441,575	589,241	(6,832)	582,409
NFJ Large-Cap Value Fund	280,248	26,997	(867)	26,130
NFJ Mid-Cap Value Fund	4,834	152	(32)	120
NFJ Small-Cap Value Fund	4,625,602	1,059,794	(72,075)	987,719
OCC Core Equity Fund	6,523	849	(66)	783
OCC Equity Premium Strategy Fund	69,173	4,341	(1,820)	2,521
OCC Growth Fund	532,084	88,665	(7,106)	81,559
OCC Opportunity Fund	296,024	35,845	(7,909)	27,936
OCC Target Fund	678,230	129,861	(7,666)	122,195
OCC Value Fund	2,048,992	300,428	(4,623)	295,805
RCM Large-Cap Growth Fund	573,389	92,489	(9,354)	83,135
RCM Mid-Cap Fund	92,151	8,713	(1,446)	7,267
RCM Strategic Growth Fund	3,419	365	(55)	310

84  Allianz Funds Semi-Annual Report | 12.31.06 |

8. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows(shares and amounts in thousands, figures for the period ended 6/30/06 are audited):

	CCM Capital Appreciation Fund				CCM Focused Growth Fund			CCM Mid-Cap Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Period from 9/15/2006† to 12/31/2006			Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	6,501	$128,814	9,417	$184,427	15		$137	1,918	$50,650	7,350	$197,675
Class B	176	3,185	1,289	23,460	0		0	122	2,967	1,675	41,662
Class C	649	11,821	2,193	40,014	14		127	229	5,596	2,006	49,952
Other Classes	7,086	141,734	20,828	407,829	339		3,047	3,112	84,644	17,310	471,562

Issued in reinvestment of dividends and distributions
Class A	786	15,305	3	51	0	*	2	1,229	30,941	0	0
Class B	211	3,783	0	0	0		0	287	6,663	0	0
Class C	452	8,135	0	0	0	*	2	445	10,307	0	0
Other Classes	3,034	59,954	52	1,047	11		111	2,923	75,566	0	0

Cost of shares redeemed
Class A	(4,461)	(87,621)	(6,256)	(120,337)	0		0	(2,712)	(71,699)	(3,124)	(83,967)
Class B	(686)	(12,504)	(1,215)	(22,041)	0		0	(719)	(17,734)	(1,024)	(25,637)
Class C	(940)	(17,200)	(1,287)	(23,422)	(1)		(11)	(889)	(21,923)	(1,114)	(28,214)
Other Classes	(5,003)	(99,652)	(7,502)	(148,613)	(133)		(1,218)	(6,320)	(171,960)	(11,809)	(320,723)

Net increase (decrease) resulting from Fund share transactions	7,805	$155,754	17,522	$342,415	245		$2,197	(375)	$(15,982)	11,270	$302,310

	Allianz Global Investors Multi-Style Fund				NACM Flex-Cap Value Fund				NACM Growth Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	774	$9,370	2,488	$29,475	102	$1,857	175	$2,945	374	$5,244	128	$1,642
Class B	593	7,168	1,876	22,095	71	1,241	169	2,776	160	2,167	61	772
Class C	1,777	21,569	3,470	40,746	61	1,075	161	2,657	151	2,035	47	594
Other Classes	598	7,094	33	395	520	9,542	423	7,207	44	627	1	3

Issued in reinvestment of dividends and distributions
Class A	115	1,438	101	1,170	7	143	7	126	5	67	4	55
Class B	82	1,025	82	951	6	115	6	106	5	63	6	81
Class C	187	2,342	161	1,866	7	137	11	175	3	44	3	36
Other Classes	18	229	2	22	75	1,447	79	1,318	2	30	6	81

Cost of shares redeemed
Class A	(1,128)	(13,907)	(1,353)	(15,821)	(34)	(610)	(97)	(1,621)	(22)	(305)	(105)	(1,330)
Class B	(953)	(11,459)	(1,610)	(18,768)	(29)	(519)	(80)	(1,323)	(16)	(216)	(55)	(694)
Class C	(1,278)	(15,367)	(2,544)	(29,485)	(33)	(584)	(167)	(2,736)	(11)	(142)	(15)	(195)
Other Classes	(94)	(1,147)	(54)	(635)	(119)	(2,226)	(360)	(6,155)	(1)	(4)	(56)	(740)

Net increase (decrease) resulting from Fund share transactions	691	$8,355	2,652	$32,011	634	$11,618	327	$5,475	694	$9,610	25	$305

| 12.31.06 | Allianz Funds Semi-Annual Report  85

Notes to Financial Statements  (Cont.)
(Unaudited)
December 31, 2006

	NFJ Dividend Value Fund				NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Period from 8/22/2006† to12/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount

Shares sold
Class A	66,627	$1,093,816	50,398	$745,513	2,722	$49,881	1,428	$24,246	150		$2,384
Class B	6,771	109,936	10,831	157,389	519	9,415	798	13,245	0		0
Class C	29,458	477,527	29,899	436,129	982	17,946	1,188	19,827	53		844
Other Classes	65,016	1,074,588	22,466	338,411	3,607	66,472	1,493	26,059	99		1,528

Issued in reinvestment of dividends and distributions
Class A	2,378	40,387	1,148	16,722	100	1,914	46	765	1		9
Class B	331	5,588	305	4,398	30	579	27	448	0		0
Class C	985	16,615	721	10,376	40	764	31	509	0	*	3
Other Classes	2,050	35,078	641	9,421	74	1,433	27	459	0	*	7

Cost of shares redeemed
Class A	(6,819)	(111,845)	(5,876)	(86,775)	(244)	(4,531)	(461)	(7,799)	(1)		(12)
Class B	(1,291)	(21,012)	(1,845)	(26,989)	(110)	(2,006)	(359)	(6,010)	0		0
Class C	(2,309)	(37,550)	(3,766)	(54,986)	(182)	(3,375)	(436)	(7,292)	(3)		(41)
Other Classes	(7,483)	(125,588)	(3,248)	(48,434)	(287)	(5,308)	(128)	(2,167)	0		0

Net increase (decrease) resulting from Fund share transactions	155,714	$2,557,540	101,674	$1,501,175	7,251	$133,184	3,654	$62,290	299		$4,722

	NFJ Small-Cap Value Fund				OCC Core Equity Fund						OCC Equity Premium Strategy Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006			Year Ended 6/30/2006			Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	5,884	$188,381	15,993	$496,672	6		$69	140		$1,518	735	$6,219	1,026	$8,662
Class B	153	4,721	495	14,839	0		0	0		0	98	823	188	1,543
Class C	673	20,773	1,442	43,073	24		262	16		177	202	1,735	197	1,618
Other Classes	6,718	219,861	16,147	510,457	123		1,275	0		0	64	567	122	1,037

Issued in reinvestment of dividends and distributions
Class A	4,365	139,211	4,341	130,204	2		30	0		0	85	745	95	790
Class B	661	20,320	767	22,228	0		0	0		0	50	429	62	510
Class C	1,116	34,354	1,234	35,812	0	*	3	0	*	1	62	528	75	613
Other Classes	4,066	131,861	3,583	109,071	7		93	5		52	12	117	28	226

Cost of shares redeemed
Class A	(7,317)	(234,441)	(16,635)	(515,720)	0	*	(1)	0		0	(917)	(7,824)	(967)	(7,998)
Class B	(1,003)	(31,072)	(2,548)	(76,750)	0		0	0		0	(312)	(2,601)	(796)	(6,491)
Class C	(1,711)	(53,054)	(3,724)	(112,071)	(6)		(71)	(4)		(45)	(309)	(2,563)	(979)	(7,929)
Other Classes	(3,917)	(127,991)	(8,956)	(280,118)	0		0	0		0	(401)	(3,428)	(441)	(3,684)

Net increase (decrease) resulting from Fund share transactions	9,688	$312,924	12,139	$377,697	156		$1,660	157		$1,703	(631)	$(5,253)	(1,390)	$(11,103)

86  Allianz Funds Semi-Annual Report | 12.31.06 |

	OCC Growth Fund				OCC Opportunity Fund				OCC Target Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	450	$11,006	636	$14,167	358	$9,552	549	$14,273	380	$7,627	1,259	$24,755
Class B	100	2,070	160	3,017	47	973	286	5,911	32	565	154	2,637
Class C	204	4,111	427	8,045	111	2,321	437	8,859	134	2,343	400	6,830
Other Classes	44	910	51	1,031	124	2,678	322	6,962	12	258	58	1,155

Issued in reinvestment of dividends and distributions
Class A	0	0	0	0	35	978	0	0	0	0	0	0
Class B	0	0	0	0	16	353	0	0	0	0	0	0
Class C	0	0	0	0	125	2,742	0	0	0	0	0	0
Other Classes	0	0	0	0	37	885	0	0	0	0	0	0

Cost of shares redeemed
Class A	(425)	(10,068)	(1,169)	(25,924)	(408)	(10,707)	(707)	(17,649)	(1,415)	(28,344)	(3,124)	(60,902)
Class B	(337)	(6,646)	(1,031)	(19,333)	(174)	(3,495)	(372)	(7,297)	(682)	(11,825)	(1,681)	(28,526)
Class C	(2,376)	(47,261)	(6,407)	(119,844)	(725)	(14,638)	(1,745)	(34,016)	(2,876)	(49,325)	(7,123)	(120,267)
Other Classes	(142)	(2,902)	(129)	(2,584)	(590)	(13,270)	(556)	(11,495)	(29)	(600)	(2,877)	(55,950)

Net increase (decrease) resulting from Fund share transactions	(2,482)	$(48,780)	(7,462)	$(141,425)	(1,044)	$(21,628)	(1,786)	$(34,452)	(4,444)	$(79,301)	(12,934)	$(230,268)

	OCC Value Fund				RCM Large-Cap Growth Fund				RCM Mid-Cap Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	2,689	$46,709	6,317	$105,970	1,023	$14,331	2,294	$31,698	76	$211	488	$1,420
Class B	582	9,801	1,285	20,628	66	900	393	5,341	65	180	566	1,641
Class C	901	15,143	2,928	47,043	86	1,181	334	4,514	39	104	580	1,662
Other Classes	4,827	85,212	3,386	57,114	2,732	38,615	9,444	132,027	1,101	3,120	5,555	16,311

Issued in reinvestment of dividends and distributions
Class A	2,544	44,848	5,851	93,391	213	3,030	1	6	264	678	0	0
Class B	1,478	24,929	3,377	51,757	36	488	0 *	1	154	384	0	0
Class C	1,690	28,562	4,297	65,909	34	468	0 *	1	195	484	0	0
Other Classes	1,720	30,561	3,340	53,650	1,594	22,955	87	1,250	4,923	13,234	0	0

Cost of shares redeemed
Class A	(5,927)	(101,706)	(28,036)	(473,491)	(1,145)	(15,980)	(1,600)	(22,020)	(204)	(584)	(377)	(1,087)
Class B	(2,865)	(47,196)	(10,213)	(165,530)	(125)	(1,708)	(236)	(3,183)	(241)	(673)	(270)	(770)
Class C	(4,225)	(69,757)	(19,632)	(318,848)	(80)	(1,099)	(191)	(2,589)	(160)	(450)	(263)	(748)
Other Classes	(3,181)	(55,235)	(17,492)	(297,306)	(5,772)	(82,035)	(10,392)	(145,033)	(12,355)	(36,086)	(14,397)	(43,360)

Net increase (decrease) resulting from Fund share transactions	233	$11,871	(44,592)	$(759,713)	(1,338)	$(18,854)	134	$2,013	(6,143)	$(19,398)	(8,118)	$(24,931)

| 12.31.06 | Allianz Funds Semi-Annual Report  87

Notes to Financial Statements  (Cont.)
(Unaudited)
December 31, 2006

	RCM Strategic Growth Fund

	Six Months Ended 12/31/2006			Period from 3/31/2006 to 6/30/2006
	Shares		Amount	Shares	Amount

Shares sold
Class A	16		$217	30	$437
Class B	0		0	0	0
Class C	0	*	1	1	10
Other Classes	0	*	5	202	3,026

Issued in reinvestment of dividends and distributions
Class A	0		0	0	0
Class B	0		0	0	0
Class C	0		0	0	0
Other Classes	0		0	0	0

Cost of shares redeemed
Class A	(2)		(26)	0	0
Class B	0		0	0	0
Class C	0		0	0	0
Other Classes	0		0	0	0

Net increase (decrease) resulting from Fund share transactions	14		$197	233	$3,473

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	Commencement of operations

9. AFFILIATED TRANSACTIONS

The underlying funds of the Allianz Global Investors Multi-Style Fund are considered to be affiliated with the Trust. The table below shows the transactions in and earnings from investments in these affiliated funds for the six months ended December 31, 2006 (amounts in thousands):

Underlying Fund	Market Value 6/30/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 12/31/2006	Dividend Income	Net Realized Gain (Loss)

CCM Capital Appreciation	$2,320	$164	$0	$(82)	$2,430	$7	$0
CCM Mid-Cap	2,119	214	0	211	2,128	0	0
NACM International	40,970	2,635	2,989	14,628	44,421	278	215
NFJ Small-Cap Value	7,764	1,095	264	2,505	8,536	169	0
OCC Growth	1,620	0	0	(320)	1,826	0	0
OCC Opportunity	9,586	1,122	1,201	3,752	10,431	0	84
OCC Renaissance	19,235	3,557	910	1,476	21,367	0	(74)
OCC Target	2,487	0	21	241	2,764	0	(14)
OCC Value	14,336	1,356	1,107	3,341	15,887	213	40
PIMCO Emerging Markets Bond	1,016	82	0	118	1,123	30	0
PIMCO Foreign Bond (U.S. Dollar-Hedged)	3,199	220	115	(88)	3,282	55	(4)
PIMCO High Yield	6,367	548	273	300	6,889	230	(8)
PIMCO Short-Term	5,915	487	187	(41)	6,213	139	(2)
PIMCO StocksPLUS	39,047	1,459	1,870	5,868	42,589	959	88
RCM Large-Cap Growth	25,422	2,868	1,366	3,996	27,780	85	(25)
RCM Mid-Cap	19,101	5,404	1,662	1,989	20,675	0	(98)
Total Return	87,698	10,812	4,343	(1,597)	95,851	2,239	(213)
Totals	$288,202	$32,023	$16,308	$36,297	$314,192	$4,404	$(11)

88  Allianz Funds Semi-Annual Report | 12.31.06  |

          An affiliate may include any company in which a fund owns 5% or more of the Company’s outstanding voting securities at any point during the fiscal year. The table below represents transactions in and earnings from these affiliated issuers during the six months ended December 31, 2006 (amounts in thousands):

NFJ Small-Cap Value Fund:

Issuer Name	Market Value 6/30/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 12/31/2006	Dividend Income	Net Realized Loss

Handleman Co.*	$9,104	$—	$7,996	$—	$—	$—	$(12,252)
Iowa Telecommunications Services, Inc.	31,748	—	—	557	33,073	1,359	—
Journal Register, Co.*	19,828	—	8,111	(8,763)	7,702	64	(10,283)
Totals	$60,680	$—	$16,107	$(8,206)	$40,775	$1,423	$(22,535)

*	Not affiliated at December 31, 2006

          Certain additional purchases of existing portfolio holdings that were not considered affiliates in prior years, resulted in the NFJ Small Cap Value Fund owning more than 5% of the outstanding shares of certain issues at December 31, 2006. The cost and market value of the affiliate disclosure above include both acquisitions of new investment and prior year holdings that became affiliates during the current period.

NFJ Small-Cap Value Fund:

Issuer Name	% Holding	Cost	Market Value as a % of Net Assets

Handleman Co.*	—%	$—	—%
Iowa Telecommunications Services, Inc.	5.29%	32,516	0.77%
Journal Register, Co.*	2.70%	16,465	0.18%
		$48,981	0.95%

*	Not affiliated at December 31, 2006

10. LEGAL PROCEEDINGS

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements.

          Since February 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

          It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM, PEA and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

11. PAYMENTS FROM AFFILIATES

A. AGIFM has identified transactions in which certain Funds’ purchase of shares of exchange-traded index funds caused that Funds’ ownership of other investment companies to exceed the Funds’ investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Funds for losses identified in that review.

          As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused certain Funds’ ownership of other investment companies to exceed the statutory limit on the ownership of voting stock. The SEC staff requested that AGIFM reimburse those Funds for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Funds for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to those Funds.

          PEA Target Fund was reimbursed $190,701 ($0.00405 per share) in connection with this matter.

| 12.31.06 | Allianz Funds Semi-Annual Report  89

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

          During the year ended June 30, 2006, in a separate matter, PEA reimbursed the OCC Opportunity Fund $165,267 ($0.01 per share) for realized gains resulting from a trading error.

          During the year ended June 30, 2006, the Adviser reimbursed CCM Mid-Cap Fund, OCC Value Fund, OCC Opportunity Fund and RCM Mid-Cap Fund, $806,302 ($0.02 per share), $377, $117,979 ($0.01 per share) and $626,308 ($0.02 per share), respectively. These amounts fully resolve a review of the extent to which the Funds’ had made filings to participate in class action settlements for which they were eligible during certain periods prior to December 2005.

          During the six months ended December 31, 2006, the Adviser reimbursed OCC Equity Premium Strategy Fund $3,682 (less than $0.005 per share), for realized losses resulting from trading errors.

          The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the particular sub-adviser for each Fund (collectively, the “Agreements”). The sub-advisers for the Funds appearing in this report include Cadence Capital Management LLC (“CCM”), RCM Capital Management LLC (“RCM”), Nicholas-Applegate Capital Management LLC (“NACM”), Oppenheimer Capital LLC (“OCC”), NFJ Investment Group L.P. (“NFJ”) and PEA Capital LLC (“PEA”) (collectively, the “Sub-Advisers”).

          At an in-person meeting held in December 2005, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2006. The material factors and conclusions that formed the basis of these approvals are required to be disclosed in this report and are discussed below.

90  Allianz Funds Semi-Annual Report | 12.31.06 |

Board Approval of Investment Advisory and Portfolio Management Agreements
(Unaudited)
December 31, 2006

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the particular sub-adviser for each Fund (collectively, the “Agreements”). The sub-advisers for the Funds appearing in this report include Cadence Capital Management LLC (“CCM”), RCM Capital Management LLC (“RCM”), Nicholas-Applegate Capital Management LLC (“NACM”), Oppenheimer Capital LLC (“OCC”), and NFJ Investment Group L.P. (“NFJ”) (collectively, the “Sub-Advisers”).

          At an in-person meeting held in December 2006, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2007. At in-person meetings held in the first-half of 2006, the Board and the Independent Trustees unanimously approved, for an initial 2-year term the Agreements with respect to the Allianz NFJ Mid-Cap Value Fund (the “New Fund”), which commenced operations in 2006. Similarly, Agreements with respect to the RCM Strategic Growth Fund were approved in 2006 for an initial 2-year term, and the board approval of these Agreements has been described in the Fund’s last semi-annual report.

          The material factors and conclusions that formed the basis of these approvals for the Funds, including the New Fund, are discussed below.

REVIEW PROCESS

The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Advisers furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in most cases through the Board’s Contracts Committee) met in person and telephonically a number of times from October to December 2006 (and earlier with respect to the New Fund), both with management and in private sessions, for the specific purpose of considering the proposed continuation (or, in the case of the New Fund, the proposed initial approval) of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data by the Board’s Performance Committee at each regular meeting and periodic presentations from the Sub-Advisers with respect to the Funds they manage.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed approvals with representatives of the Adviser and the Sub-Advisers and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Adviser and the Sub-Advisers. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either in writing or orally.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account in their review those interests of all the Allianz Funds that were in common.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Advisers. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment programs used by each Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Advisers, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries, financial results of CCM, and assets under management and other information relating to the financial resources of the Adviser and the Sub-Advisers, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Advisers, noting that the Funds are multi-manager funds. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees also took into account shareholder expectations that the Adviser and applicable Sub-Advisers would be managing the Funds.

          The Trustees noted that, pursuant to the Portfolio Management Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Advisers implement the Funds’ investment programs (subject to the terms of the prospectus), analyze economic trends, evaluate the risk/return characteristics of the Funds, construct the Funds’ portfolios, monitor the Funds’ compliance with investment restrictions, and report to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Advisers in managing the Funds and the in-house research capabilities of the Sub-Advisers. They also considered various investment resources available to the Sub-Advisers, including research services acquired with “soft dollars” available to the Sub-Advisers as a result of securities transactions effected for the Funds and other clients. The Trustees reviewed each Sub-Adviser’s compliance program, including enhancements made during the past year. The Trustees also took into account that, as part of a business restructuring effective in November 2006, OCC had replaced PEA Capital LLC as sub-adviser for the OCC Equity Premium Strategy, Growth, Opportunity and Target Funds, but that the transfer of such responsibilities to OCC did not result in a change of actual control or management of the Sub-Adviser to such Funds.

| 12.31.06 | Allianz Funds Semi-Annual Report  91

Board Approval of Investment Advisory and Portfolio Management Agreements (Cont.)
(Unaudited)
December 31, 2006

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Advisers, the Adviser provides or procures through third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services that are ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel to serve as Fund officers, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements: that the scope of the services provided to the Funds by the Adviser and the Sub-Advisers under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers to the Funds.

FUND PERFORMANCE

In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, including comparisons of each Fund’s investment results with those of mutual funds in a peer universe, as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended June 30, 2006, together with an analysis of the comparative performance information prepared by an independent consultant. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by each Sub-Adviser to that of each Fund managed by such Sub-Adviser. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees or their independent consultant.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          Funds Sub-Advised by CCM (CCM Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the CCM Capital Appreciation, Mid-Cap, and Focused Growth Funds. The comparative information showed that for all CCM Funds, performance was above median for the performance universes for all periods.

          Funds Sub-Advised By NACM (NACM Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the NACM, Flex-Cap Value, and Growth Funds. Only one and three years of performance information were presented for each NACM Fund because of their short existences. The comparative information showed that for all NACM Funds, performance was above median for the performance universes for all periods.

          Funds Sub-Advised by NFJ (NFJ Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the NFJ Small-Cap Value, Dividend Value, and Large-Cap Value. For the Dividend Value and Large-Cap Value Funds, one, three and five years of performance information were presented. The Small-Cap Value Fund’s performance information was shown for ten years. The comparative information showed that for all NFJ Funds, performance was above median for the performance universes for all periods. Because the NFJ Mid-Cap Value Fund had not yet commenced operations at the time of consideration of the Agreements, it had no past investment performance to be reviewed by the Trustees. The Trustees took into account the performance records and expertise of the lead members of this New Fund’s portfolio management team.

          Funds Sub-Advised by OCC (OCC Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the OCC Target, Growth, Opportunity, Equity Premium Strategy, Value and Core Equity Funds. Only one year of performance information was presented for the OCC Core Equity Fund because of its short existence. The comparative information showed that for the OCC Growth and Opportunity Funds, performance was above median for the performance universes for all periods. For the OCC Equity Premium Strategy Fund, performance was below the median (in the third quartile) for the five-year period, but was above the median for the one and three-year periods. For the OCC Value and Core Equity Funds, performance was below the median (in the third quartile) for the one-year period (the only period for Core Equity), but was at or above the median for the three-, five- and ten-year periods for the OCC Value Fund. For the OCC Target Fund, performance was below the median (in the third quartile) for the one-, three-, and five-year periods.

          Funds Sub-Advised by RCM (RCM Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the RCM Large-Cap Growth and Mid-Cap Funds, as well as the Allianz Global Investors Multi-Style Fund (for which RCM provides advice regarding the allocation of Fund assets among other Allianz and PIMCO Funds). The comparative information showed that performance for the Allianz Global Investors Multi-Style Fund and the Large-Cap Growth Fund was above median for the performance universes for all periods. For the RCM Mid-Cap Fund, performance was below the median (in the third quartile) for the one-, three-, five- and ten-year periods.

          Based on this and other information, and taking into account fee breakpoints proposed for certain Funds as described under “Fees and Other Expenses” below, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Advisers’ services were of a nature, quality and extent sufficient to support continuation (or, in the case of the New Fund, initial approval) of the Agreements.

FEES AND OTHER EXPENSES

The Trustees considered the advisory fees paid by each Fund to the Adviser and sub-advisory fees paid by the Adviser to the Sub-Advisers. In doing so, the Trustees reviewed a report from an independent consultant, which analyzed comparisons of Funds’ fees and expenses to their Lipper peer groups. The Trustees also considered the administrative fee rate paid by each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Advisers, and the services provided by the Adviser, on the one hand, and the Sub-Advisers, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vi) each Fund’s total expenses as compared to those funds in their peer groups and peer universes as provided by Lipper.

92  Allianz Funds Semi-Annual Report | 12.31.06 |

          The Trustees also considered information showing the advisory fees charged by the Sub-Advisers to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Advisers by the Adviser with respect to the Funds were not necessarily as low as the fee rates charged by the Sub-Advisers to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Advisers to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Funds, and the expenses associated with the more extensive regulatory regime governing registered funds.

          The Trustees also considered and evaluated the administrative fees paid by each Fund under the Administration Agreement, including in light of the total expenses of the Funds and the total expenses of competitor funds as reflected in the Lipper materials. The Trustees noted that, in connection with the contract review process in prior years, they had negotiated with the Adviser to observe administrative fee breakpoints for each Fund and share class under the Administration Agreement, and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes). The Trustees considered the savings realized by shareholders under this arrangement, noting that a number of Funds had reached sufficient size for these administrative fee breakpoints to result in fee reductions.

          The Trustees reviewed information provided by Lipper and an independent consultant comparing each Fund’s advisory fee, and ratios of total expenses (less Rule 12b-1/distribution fees) to net assets (“total expense ratios”) for one or two share classes (retail and/or institutional share classes, depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds, for the most recent fiscal year. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and other sources that were not independently verified by the Trustees.

          CCM Funds. For the CCM Capital Appreciation, Focused Growth and Mid-Cap Growth Funds, advisory fees and total expense ratios were below median for all expense groups (including, for total expense ratios, both retail and institutional expense groups).

          NACM Funds. For all NACM Funds, advisory fees were below median for the expense group. For all NACM Funds, total expense ratios were below median for retail and institutional expense groups.

          NFJ Funds. For all NFJ Funds the advisory fees and total expense ratios were below median for all expense groups. Although the NFJ Mid-Cap Value Fund had not yet commenced operations, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the NFJ Mid-Cap Value Fund’s share classes with the fees and expenses of comparable share classes of comparable mutual funds identified by the Adviser.

          OCC Funds. For all OCC Funds, the advisory fees and total expense ratios were below median for all expense groups.

          RCM Funds. For the RCM Large-Cap Growth and Mid-Cap Funds the advisory fees and total expense ratios were below median for all expense groups. For the Allianz Global Investors Multi-Style Fund, the Trustees noted that the Fund does not pay an advisory fee, and the total expense ratios were below median for the institutional expense group but above median (in the third quartile) for the retail expense group.

          The Trustees evaluated each Fund’s advisory fees based on comparative fee and expense information and other factors, including Fund performance, the Adviser’s estimated profitability from its relationship with each Fund (described below) and possible economies of scale (described below). In light of these factors, the Trustees recommended that breakpoints be added to the advisory fees of certain Funds. The Adviser agreed to establish advisory fee breakpoints for the NFJ Small-Cap Value Fund as follows: a reduction of 2.5 basis points for assets from $3 billion up to $4 billion, an additional reduction of 2.5 basis points for assets from $4 billion up to $5 billion, and an additional reduction of 2.5 basis points for assets above $5 billion.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Advisers in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the advisory fee breakpoints that the Adviser agreed to observe as described above.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

The Trustees reviewed information regarding the cost of services provided by the Adviser (which took into account the sub-advisory fees paid to the Sub-Advisers and the costs incurred by the Sub-Advisers in providing services to the Funds) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2006. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the methodology used and the profitability information provided. The Trustees noted that, at the request of the Independent Trustees, certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability, and they noted their belief that further refinements were possible.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

POSSIBLE FALL-OUT BENEFITS

The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Advisers from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Advisers and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received

| 12.31.06 | Allianz Funds Semi-Annual Report  93

Board Approval of Investment Advisory and Portfolio Management Agreements (Cont.)
(Unaudited)
December 31, 2006

presentations from each Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to Sub-Advisers in connection with trade execution for the Funds (soft dollar arrangements). The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

POSSIBLE ECONOMIES OF SCALE

The Trustees considered the extent to which the Adviser and the Sub-Advisers may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds had not previously contained breakpoints that reduce the fee rate on assets above specified levels. In this regard, the Trustees took into account the advisory fee breakpoints that the Adviser agreed to observe for the NFJ Small-Cap Value Fund commencing January 1, 2007. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders, and, as previously noted, certain of the Funds had already reached sufficient size for the administrative fee breakpoints to result in fee reductions. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

CONCLUSIONS

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation (and, in the case of the New Fund, initial approval) of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

94  Allianz Funds Semi-Annual Report | 12.31.06 |

Allianz Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“AGIFM”) 1345 Avenue of the Americas New York, NY 10105

Sub-Advisers

Cadence Capital Management LLC Oppenheimer Capital LLC NFJ Investment Group L.P. Nicholas-Applegate Capital Management LLC RCM Capital Management LLC

Distributor

Allianz Global Investors Distributors LLC (“AGID”) 2187 Atlantic Street Stamford, CT 06902

Custodian

State Street Bank & Trust Co. 801 Pennsylvania Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc. P.O. Box 9688 Providence, RI 02940

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP 1055 Broadway Kansas City, MO 64105

Legal Counsel

Ropes & Gray LLP One International Place Boston, MA 02110

For Account Information

For Allianz Funds account information contact your financial adviser, or if you receive account statements directly from Allianz Global Investors Distributors/PFPC, you can also call (800) 426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

¾	PIMCO	¾	Cadence Capital Management	¾	Nicholas-Applegate

¾	NFJ Investment Group	¾	RCM	¾	Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/05. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2007. For information about any product, contact your financial advisor.

AZ000SA_16965

Allianz Funds
Semi-Annual Report

DECEMBER 31, 2006

Domestic Stock Funds

Share Class D

GROWTH STOCK FUNDS

Allianz CCM Focused Growth Fund

Allianz RCM Large-Cap
Growth Fund

Allianz RCM Strategic Growth Fund

Allianz OCC Growth Fund
(Formerly PEA Growth Fund)

Allianz NACM Growth Fund

Allianz CCM Capital
Appreciation Fund

Allianz CCM Mid-Cap Fund

Allianz RCM Mid-Cap Fund

Allianz OCC Target Fund
 (Formerly PEA Target Fund)

BLEND STOCK FUNDS

Allianz OCC Equity Premium
Strategy Fund
(Formerly PEA Equity Premium Strategy Fund)

Allianz OCC Core Equity Fund

VALUE STOCK FUNDS

Allianz NFJ Large-Cap Value Fund

Allianz OCC Value Fund

Allianz NFJ Dividend Value Fund

Allianz OCC Renaissance Fund

Allianz NFJ Mid-Cap Value Fund

Allianz NACM Flex-Cap Value Fund

Allianz NFJ Small-Cap Value Fund

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

FUND	Fund Summary	Schedule of Investments

Allianz CCM Capital Appreciation Fund	6	24
Allianz CCM Focused Growth Fund	7	26
Allianz CCM Mid-Cap Fund	8	27
Allianz NACM Flex-Cap Value Fund	9	29
Allianz NACM Growth Fund	10	30
Allianz NFJ Dividend Value Fund	11	31
Allianz NFJ Large-Cap Value Fund	12	32
Allianz NFJ Mid-Cap Value Fund	13	33
Allianz NFJ Small-Cap Value Fund	14	34
Allianz OCC Core Equity Fund	15	36
Allianz OCC Equity Premium Strategy Fund	16	37
Allianz OCC Growth Fund	17	39
Allianz OCC Renaissance Fund	18	40
Allianz OCC Target Fund	19	42
Allianz OCC Value Fund	20	44
Allianz RCM Large-Cap Growth Fund	21	45
Allianz RCM Mid-Cap Fund	22	46
Allianz RCM Strategic Growth Fund	23	48

2  Allianz Funds

President’s Letter

Dear Shareholder:

We are pleased to present you with this Semi-Annual Report for the Allianz Funds for the six months ended December 31, 2006.

Stocks delivered strong results during the reporting period as robust corporate earnings helped ease market volatility from the first half of the year. Investors also took their cue from positive economic news as the fed funds rate remained unchanged and falling oil prices helped to keep inflation in check. Against this encouraging backdrop, the broader stock market, as measured by the S&P 500 Index, returned 12.75% for the six-month period.

The upbeat mood on Wall Street helped provide many sectors with healthy returns. In particular, financial, telecom and information technology companies produced solid gains. Value stocks continued to lead growth stocks, but growth staged a comeback during the reporting period. For example, the Russell 1000 Growth Index of large-cap stocks returned -0.92% in the first six months of 2006, and a healthy 10.11% in the last half of the year.

While these results are impressive, investors should keep in mind that it always makes sense to remain well-diversified across many asset classes and sectors. A balanced investment portfolio can help you weather short-term market fluctuations and may enhance long-term return potential.

We hope you will take this opportunity to learn more about your Allianz Fund’s performance by reading the commentary within this report. If you have any questions, please contact your financial advisor. You may also call us at 1-800-426-0107 or visit www.allianzinvestors.com.

As always, we appreciate the confidence you have placed in us and we look forward to serving your investing needs in the future.

Sincerely,

E. Blake Moore, Jr.
President

January 31, 2007

Semiannual Report | December 31, 2006   3

Important Information About the Funds

The inception date on each Fund Summary page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional shares, and the D shares were first offered in (month/year): CCM Capital Appreciation (4/98), CCM Focused Growth (7/06), CCM Mid-Cap (4/98), NFJ Dividend Value (10/01), NFJ Large-Cap Value (7/02), NFJ Small-Cap Value (6/02), OCC Equity Premium Strategy (7/00), OCC Value (4/98), RCM Large-Cap Growth (3/99), and RCM Mid-Cap (12/00). The oldest share class for the following Fund is the A shares, and the D shares were first offered in (month/year): OCC Target (6/00). The oldest share class for the following Funds is the C shares, and the D shares were first offered in (month/year): OCC Growth (1/00) and. OCC Renaissance (4/98). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year.

Proxy Voting

The Fund’s Adviser and each Sub-Adviser have adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by Allianz Funds (the “Trust”) as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-877-4626, on the Allianz Global Investors Distributors Web site at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Form N-Q

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Fund’s Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-888-877-4626. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

4  Allianz Funds

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 07/01/06 to 12/31/06.

Actual Expenses

The information in the table under the heading “Actual Performances” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)î provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)î is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

The Russell 1000 Growth Index replaced the S&P 500 Index as the CCM Capital Appreciation Fund’s primary comparative index because the Adviser believes the Russell 1000 Growth Index is more representative of the Fund’s investment strategies. The Russell Midcap Index replaced the Russell Midcap Growth Index as the RCM Mid-Cap Fund’s primary comparative index because the Adviser believes the Russell Midcap Index is more representative of the Fund’s investment strategies.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-888-877-4626.

Semiannual Report | December 31, 2006  5

Allianz CCM Capital Appreciation Fund

Portfolio Insights

•

CCM Capital Appreciation Fund seeks growth of capital by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals and whose stock is reasonably valued by the market.

•	Large cap growth stocks rallied in second half of 2006, capping a fourth year of advances for equities. Large caps beat small- and mid-cap stocks for the period and value outperformed growth.

•

An overweight in financial services helped boostperformance.St.PaulTravelersbuilta record of accelerating earnings growth throughout 2006 and investors bid prices of the company’s shares sharply higher in the quarter.

•	Stock selection in consumer staples was positive for performance. Shares of cigarette maker Carolina Group rose on legal developments that were seen as positive for the tobacco industry.

•

Energy exposure hampered fund performance for the period. Our focus on exploration, production and oilfield services companies was a drag on Fund performance as these areas underperformed. Our position in Weatherford suffered as oilfield service companies were pressured by an oversupply of natural gas in North America.

•

An underweight position and stock selection in information technology detracted from relative performance. The fund’s position in Citrix Systems, maker of computer-networking software, was a negative for performance. Citrix shares fell after the company announced revenues below analysts’ estimates. Relative to the benchmark, an underweight position in Microsoft also detracted.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception† (03/08/91)

—	Allianz CCM Capital Appreciation Fund Class D	4.49%	6.66%	4.74%	8.28%	11.52%
—	Russell 1000 Growth Index	10.11%	9.09%	2.70%	5.45%	9.08%
—	S&P 500 Index	12.75%	15.79%	6.19%	8.42%	11.13%
	Lipper Multi-Cap Growth Fund Average	8.15%	8.19%	4.78%	7.52%	10.95%

†	The Fund began operations on 03/08/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	24.7%
Financial Services	19.0%
Healthcare	12.3%
Consumer Discretionary	7.3%
Energy	7.2%
Aerospace	3.8%
Consumer Services	3.6%
Consumer Staples	2.8%
Other	15.8%
Cash & Equivalents — net	3.5%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,044.90	$1,019.66
Expenses Paid During Period	$5.67	$5.60

Expenses are equal to the expense ratio for the class 1.10% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6  Allianz Funds

Allianz CCM Focused Growth Fund

Portfolio Insights

•

CCM Focused Growth Fund seeks long-term growth of capital by normally investing at least 80% of its assets in the common stock of companies in the Russell 1000 Growth Index with a market capitalization of at least $100 million at the time of investment.

•

U.S. stocks rallied in the period, capping a fourth year of advances for equities and marking the third longest bull market since 1900. Value outperformed growth and large caps beat small-and mid-caps.

•	Exposure to the materials sector benefited returns. Our position in steel and titanium maker Allegheny Technologies contributed to fund performance as markets rewarded profit growth.

•	Consumer staples holdings benefited relative returns. The fund’s position in cigarette maker Carolina Group advanced on favorable legal developments.

•

The Fund’s information technology exposure detracted from relative performance. Citrix Systems, maker of computer-networking software, underperformed after announcing third-quarter revenues below analysts’ estimates. Corning shares fell despite second-quarter earnings that more than tripled the prior year’s results. Those reported profits and strong demand for fiber optics weren’t enough to alleviate investors’ fears of a softening in pricing for the company’s electronics-oriented and flat-panel display products. Shares of Cisco Systems declined after the company forecast sales below analysts’ estimates.

•

In healthcare, shares of medical-testing laboratories Quest Diagnostics fell after the company lost a contract with United Health Group Inc. Hospira, the hospital supplier, reported a decline in third-quarter earnings.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)

—	Allianz CCM Focused Growth Fund Class D	2.49%	10.17%	5.73%	—	0.76%
—	Russell 1000 Growth Index	10.11%	9.09%	2.70%	—	–1.97%
	Lipper Multi-Cap Growth Fund Average	8.15%	8.19%	4.78%	—	1.54%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	23.1%
Healthcare	13.2%
Financial Services	10.8%
Consumer Discretionary	6.1%
Telecommunications	5.0%
Materials & Processing	4.6%
Energy	4.4%
Aerospace	4.0%
Other	25.2%
Cash & Equivalents — net	3.6%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/05/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,024.90	$1,018.88
Expenses Paid During Period	$5.71	$5.69

Expenses are equal to the expense ratio for the class 1.15% for Class D, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the period since the shares commenced operation on 7/5/06).

Semiannual Report | December 31, 2006  7

Allianz CCM Mid-Cap Fund

Portfolio Insights

•

CCM Mid-Cap Fund seeks growth of capital by normally investing at least 80% of its assets in common stocks of companies with market capitalizations of more than $500 million, excluding the 200 largest capitalization companies.

•

Mid-cap growth stocks edged up slightly in the summer of 2006, then rallied towards year’s end. Large cap stocks outperformed in the opening months of the reporting period before market leadership shifted to small and mid-cap stocks. Value outperformed growth throughout the period.

•

Fund performance was boosted in part by an overweight in materials companies. Allegheny Technologies Inc. benefited from a rally in steel company stocks as well speculation of takeovers in the industry. International Flavor and Fragrances delivered strong returns despite an environment of mergers and acquisitions among competitors.

•

Healthcare stocks detracted from relative results during the period. Our position in Forest Laboratories detracted from performance. The company’s shares fell with its announced purchase of privately held Cerexa, a developer of antibiotics. Quest Diagnostics suffered one of the biggest drops in the S&P 500 after the company lost a contract with United Health Group Inc.

•

Underperformance in consumer discretionary stocks was attributable in part to weak performance by retailers, including Ann Taylor as well as discount retailer TJX. A disappointing holiday sales season affected both companies. An underweight position relative to the benchmark in Choice Hotels, which delivered strong earnings, also detracted from performance.

Average Annual Total Return for the period ended December 31, 2006

						Fund
						Inception
		6 Months*	1 Year	5 Years	10 Years	(08/26/91)

—	Allianz CCM Mid-Cap Fund Class D	0.21%	3.92%	7.59%	9.15%	11.82%
—	Russell Midcap Growth Index	7.89%	10.64%	8.21%	8.61%	10.72%
	Lipper Mid-Cap Core Fund Average	7.59%	12.22%	9.53%	10.18%	10.30%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*      Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	20.6%
Financial Services	14.6%
Consumer Discretionary	10.8%
Healthcare	9.7%
Energy	9.0%
Telecommunications	5.7%
Consumer Services	5.1%
Aerospace	3.9%
Other	19.9%
Cash & Equivalents — net	0.7%

* % of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,002.10	$1,019.66
Expenses Paid During Period	$5.55	$5.60

Expenses are equal to the expense ratio for the class 1.10% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8  Allianz Funds

Allianz NACM Flex-Cap Value Fund

Portfolio Insights

•

NACM Flex-Cap Value Fund seeks long-term capital appreciation by investing primarily in common stock of U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-book ratios and price-to-cash flow ratios.

•	The Fund’s relative underperformance was driven by stock selection, which was particularly unfavorable in the financials and industrials sectors.

•

Main detractors from portfolio performance included Washington Mutual, a savings and loan that experienced a decline in mortgage origination volumes, and 3M Company, a diversified manufacturer that lowered earnings estimates to reflect weakness in its optical films business. In the strong market environment, the Fund’s cash balance was also a drag on performance.

•

Stock selection in the telecommunication services sector was the primary area of relative strength, where AT&T was the top contributor. AT&T benefited from robust subscriber growth in its wireless segment and cost synergies related to its 2005 merger with SBC Corporation.

Average Annual Total Return for the period ended December 31, 2006

						Fund
						Inception
		6 Months*	1 Year	5 Years	10 Years	(07/19/02)

—	Allianz NACM Flex-Cap Value Fund Class D	12.01%	18.40%	—	—	19.89%
—	Russell 3000 Value Index	14.44%	22.33%	—	—	16.44%
	Lipper Multi-Cap Value Fund Average	12.14%	17.37%	—	—	14.52%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*      Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	31.0%
Energy	13.4%
Telecommunications	9.7%
Capital Goods	7.2%
Materials & Processings	5.8%
Multi-Media	5.2%
Consumer Discretionary	4.8%
Consumer Staples	4.2%
Other	11.9%
Cash & Equivalents — net	6.8%

* % of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,120.10	$1,018.55
Expenses Paid During Period	$7.05	$6.72

Expenses are equal to the expense ratio for the class 1.32% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  9

Allianz NACM Growth Fund

Portfolio Insights

•

NACM Growth Fund seeks long-term capital appreciation by investing at least 80% of its assets in stocks the portfolio managers consider to be growth equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase.

•

Stock selection, which was positive in every sector except utilities, was responsible for the Fund’s relative outperformance. Stock selection was particularly strong in the information technology and industrials sectors, where Cisco Systems and Lockheed Martin were top contributors. Networking company Cisco Systems experienced broad-based revenue and order growth. Aerospace and defense firm Lockheed Martin benefited from higher U.S. defense spending and solid program execution that has increased margins.

•

In the utilities sector, TXU Corp. was the main detractor from performance. The company reduced its long-term earnings outlook due to several factors, including expectations for higher fuel costs for its nuclear and coal-fired plants. The Fund’s sector allocations also detracted from performance, led by an overweight in industrials, a cyclical group which was hurt by the slowdown in the economy.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/19/02)

—	Allianz NACM Growth Fund Class D	11.03%	14.96%	—	—	11.10%
—	Russell 1000 Growth Index	10.11%	9.09%	—	—	10.03%
	Lipper Multi-Cap Growth Fund Average	8.15%	8.19%	—	—	13.11%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	33.5%
Healthcare	18.0%
Consumer Discretionary	12.3%
Consumer Staples	6.1%
Capital Goods	5.9%
Consumer Services	5.4%
Aerospace	4.0%
Financial Services	3.4%
Other	8.9%
Cash & Equivalents — net	2.5%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,110.30	$1,019.16
Expenses Paid During Period	$6.38	$6.11

Expenses are equal to the expense ratio for the class 1.20% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10  Allianz Funds

Allianz NFJ Dividend Value Fund

Portfolio Insights

•

NFJ Dividend Value Fund seeks current income with long-term growth of capital as a secondary objective, by investing at least 80% of its assets in common stocks that pay or are expected to pay dividends.

•

U.S. value stocks rallied in the period, as equity markets capped a fourth year of advances. Value-oriented stocks outperformed growth stocks and large cap stocks beat small and mid-caps for the period.

•

Stock selection among consumer staples companies were a positive for Fund performance. Shares of grocery company Supervalu rallied in the period. Over the past year, Supervalu acquired retail properties Albertson’s, Osco Drug and Sav-on. Total revenue and net sales more than doubled from 2005 to 2006.

•

Stock selection in the information technology sector benefited relative performance with holdings IBM and Seagate Technology both delivering solid gains. Both companies delivered solid earnings growth for the period.

•

In healthcare, pharmaceutical company Merck was boosted by a series of court decisions involving the company’s Vioxx drug therapy. The decisions seem to indicate the company’s legal strategy of fighting each and every case rather than negotiating a group settlement may be paying off.

•

Stock selection in energy detracted from returns, primarily as a result of not holding shares of Exxon Mobil. Rising share prices for the Texas oil company added $97 billion in value to shareholders’ balance sheets.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception† (05/08/00)

—	Allianz NFJ Dividend Value Fund Class D	13.98%	24.12%	13.31%	—	13.61%
—	Russell 1000 Value Index	14.70%	22.21%	10.85%	—	8.31%
	Lipper Equity Income Fund Average	12.44%	18.41%	8.61%	—	7.12%

†	The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	22.5%
Energy	15.2%
Consumer Staples	13.4%
Consumer Discretionary	8.4%
Healthcare	8.1%
Telecommunications	6.3%
Industrial	5.3%
Information Technology	4.2%
Other	7.6%
Cash & Equivalents — net	9.0%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,139.80	$1,019.76
Expenses Paid During Period	$5.82	$5.50

Expenses are equal to the expense ratio for the class 1.08% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006   11

Allianz NFJ Large-Cap Value Fund

Portfolio Insights

•

NFJ Large-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in common stocks issued by large-cap companies with below-average P/E ratios relative to the market and their respective industry groups.

•

Large cap value stocks advanced steadily in the second half of 2006, capping a fourth year of advances for equities. Value-oriented stocks outperformed growth stocks and large caps beat small- and mid-cap stocks.

•

In utilities, TXU Corp., the largest power producer in Texas, dropped amid lower electricity prices and higher fuel costs in an environment where wholesale power prices on average dropped about 25 percent since peaking after Hurricanes Katrina and Rita in 2005.

•

Health care and financials contributed positively. Holdings in insurance companies Allstate and St. Paul Travelers benefited relative returns. Insurers enjoyed strong pricing power in 2006 justified by high levels of settlements from disasters in recent years Allstate posted strong earnings after passing the peak of the hurricane season unscathed a year after Katrina.

•

As fuel prices settled, investor enthusiasm cooled for the exploration, production and refining companies we hold, detracting from returns. Share prices for large integrated oil companies held up better in this environment and our lack of exposure to Exxon Mobil or Chevron detracted from performance. Among industrials, Masco Corp., the maker of Delta faucets and KraftMaid cabinets said profit fell because it couldn’t pass on higher raw-material and fuel prices to customers quickly enough.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception† (05/08/00)

—	Allianz NFJ Large-Cap Value Fund Class D	11.45%	20.72%	12.37%	—	12.42%
—	Russell Top 200 Value Index	15.65%	23.00%	8.66%	—	5.58%
	Lipper Large-Cap Value Fund Average	12.77%	18.00%	7.88%	—	6.46%

†	The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	31.0%
Energy	15.0%
Consumer Discretionary	11.8%
Industrial	9.3%
Materials & Processing	8.1%
Consumer Staples	6.7%
Healthcare	5.9%
Telecommunications	4.9%
Other	3.0%
Cash & Equivalents — net	4.3%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

	Class D	(5% return before expenses) Class D

Beginning Account Value (07/01/06)	$ 1,000.00	$ 1,000.00
Ending Account Value (12/31/06)	$ 1,114.50	$ 1,019.56
Expenses Paid During Period	$ 5.97	$ 5.70

Expenses are equal to the expense ratio for the class 1.12% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

12  Allianz Funds

Allianz NFJ Mid-Cap Value Fund

Portfolio Insights

•

NFJ Mid-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in common stocks and other equity securities of companies in the bottom 800 of the 1,000 largest North American companies traded on U.S. securities markets.

•

Mid-cap value stocks rallied in the waning months as investors propelled stocks to solid gains during the period. Large cap stocks outperformed in the opening months of the period before market leadership shifted to mid-caps. Value outperformed growth throughout the period.

•	In the materials sector, International Flavor and Fragrances delivered strong returns despite an environment of mergers and acquisitions among competitors.

•	Consumer stocks performed well for the portfolio. Shares of national grocery company Super-valu rallied. Supervalu’s earnings were reported as higher than originally anticipated.

•

In technology, shares of Seagate Technology soared as the world’s No.1 maker of hard-disk drives delivered solid returns despite lowered earnings estimates. Shares of computer distributor CDW Corp. helped boost returns as the company’s average daily sales increased during the period.

•

Energy exposure detracted from fund performance as investors moved away from the exploration and production companies we favor. Our position in Anadarko Petroleum declined as the company announced the sale of some onshore Louisiana natural gas fields in an effort to reduce debt.

•

Healthcare stocks also hurt relative returns in the period. Our position in Omnicare Inc., provider of geriatric pharmaceutical services, detracted from portfolio performance. The company paid a $49.5 million settlement during the period over allegations about dosage switches for generic Zantac and two other drugs.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/21/06)

—	Allianz NFJ Mid-Cap Value Fund Class D	—	—	—	—	8.52%
—	Russell Midcap Value Index	—	—	—	—	9.88%
	Lipper Mid-Cap Value Fund Average	—	—	—	—	9.74%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	23.0%
Energy	11.2%
Consumer Discretionary	9.7%
Utilities	9.1%
Industrial	9.1%
Materials & Processing	6.9%
Consumer Staples	6.8%
Healthcare	5.2%
Other	6.8%
Cash & Equivalents — net	12.2%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

	Class D	(5% return before expenses) Class D

Beginning Account Value (08/21/06)	$ 1,000.00	$ 1,000.00
Ending Account Value (12/31/06)	$ 1,085.20	$ 1,013.42
Expenses Paid During Period	$ 4.71	$ 4.55

Expenses are equal to the expense ratio for the class 1.26% for Class D, multiplied by the average account value over the period, multiplied by 132/365 (to reflect the period since the shares commenced operation on 8/21/06).

Semiannual Report | December 31, 2006  13

Allianz NFJ Small-Cap Value Fund

Portfolio Insights

•

NFJ Small-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in the common stocks of companies with market capitalizations of between $100 million and $3.5 billion at the time of investment. The Fund invests primarily in dividend-paying stocks with below-average P/E ratios relative to the market and their respective industry groups.

•

Small cap value stocks rallied in the second half of the year. Large cap stocks outperformed during the period, especially in the opening months of the period. However, market leadership shifted as small and mid-cap stocks gained momentum. Value outperformed growth throughout the period.

•	Underweighting and stock selection decisions in the financials sector contributed positively to performance. The fund’s position in Nationwide Health boosted returns.

•

Utilities and materials stocks also contributed positively. Shares of Alabama oil and natural gas company Energen Corp advanced on recognition and acceptance of its extraction methods to remove natural gas from coal beds.

•

Stock selection decisions in the industrials sector was the most significant detractor from relative returns. Positions in trucking company Arkansas Best and manufacturing supply company Albany International were among the holdings that underperformed.

•

The Fund’s underweight in telecommunications weighed on relative returns. The Fund did not hold optical communications company Broadwing, which advanced on news that Level 3 Communications Inc. was buying it and its 19,000 miles of urban-based fiber optic cable.

Average Annual Total Return for the period ended December 31, 2006

		6 Months	1 Year	5 Years	10 Years	Fund Inception† (10/01/91)

—	Allianz NFJ Small-Cap Value Fund Class D	8.87%	18.56%	16.56%	13.37%	14.23%
—	Russell 2000 Value Index	11.81%	23.48%	15.37%	13.27%	15.18%
	Lipper Small-Cap Value Fund Average	8.75%	16.57%	13.66%	12.05%	13.41%

†	The Fund began operations on 10/01/91. Index comparisons began on 09/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Industrial	23.0%
Financial Services	18.6%
Utilities	11.0%
Materials & Processing	10.9%
Energy	10.9%
Consumer Discretionary	7.7%
Consumer Staples	7.5%
Healthcare	3.0%
Other	1.5%
Cash & Equivalents — net	5.9%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

	Class D	(5% return before expenses) Class D

Beginning Account Value (07/01/06)	$ 1,000.00	$ 1,000.00
Ending Account Value (12/31/06)	$ 1,088.70	$ 1,018.95
Expenses Paid During Period	$ 6.53	$ 6.31

Expenses are equal to the expense ratio for the class 1.24% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

14  Allianz Funds

Allianz OCC Core Equity Fund

Portfolio Insights

•

OCC Core Equity Fund seeks long-term capital appreciation by investing mainly in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace. The Fund invests primarily in companies with market capitalizations of greater than $5 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. All sectors participated in the advance. The Russell 1000 Value Index outperformed both the Standard & Poor’s 500 Index and the Russell 1000 Growth Index. Small cap and mid-cap stocks outperformed large cap stocks.

•

Stock selection in the technology sector helped relative performance. Apple Computer extended its gains since July on favorable business prospects. Cisco Systems also advanced on strong revenue growth and positive sales growth forecasts for 2007, both of which exceeded analyst expectations. Heavy acquisition activity boosted Cisco as well as EMC Corp., whose stock reacted positively to a new executive appointment.

•

The Fund’s relative performance was hindered by stock selection in the energy sector. Arch Coal fell on concerns about supply disruption, and both Arch and Peabody Energy fell on market concerns about falling coal and natural gas prices due to warmer-than-usual weather in the Northeast.

•

Performance was also hurt by unfavorable stock selection in health care. In particular, Sanofi-Aventis declined on news that a Canadian drug maker was shipping a generic competitor to Sanofi’s best-selling Plavix blood thinner.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/05)

—	Allianz OCC Core Equity Fund Class D	11.49%	14.99%	—	—	12.38%
—	S&P 500 Index	12.75%	15.79%	—	—	13.13%
	Lipper Multi-Cap Core Fund Average	10.53%	13.43%	—	—	12.76%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	21.6%
Technology	21.1%
Healthcare	15.5%
Energy	12.4%
Consumer Discretionary	8.4%
Capital Goods	3.8%
Telecommunications	3.3%
Aerospace	2.1%
Other	6.7%
Cash & Equivalents — net	5.1%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

	Class D	(5% return before expenses) Class D

Beginning Account Value (07/01/06)	$ 1,000.00	$ 1,000.00
Ending Account Value (12/31/06)	$ 1,114.90	$ 1,019.51
Expenses Paid During Period	$ 6.02	$ 5.75

Expenses are equal to the expense ratio for the class 1.13% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  15

Allianz OCC Equity Premium Strategy Fund (Formerly PEA Equity Premium Strategy Fund)

Portfolio Insights

•

OCC Equity Premium Strategy Fund seeks long-term growth of capital and current income by normally investing at least 65% of its assets in stocks of companies with market capitalizations of greater than $5 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. The S&P 500 was up almost 13% during the second half of the year, continuing the bounce that began very late in the second quarter. All sectors participated in the advance. The Russell 1000 Value Index outperformed both the S&P 500 Index and the Russell 1000 Growth Index.

•

Within the option strategy, as of December 31, 2006, approximately 60% of the portfolio was covered. The current average duration of the options trades is 58 days. Most of the Fund’s option positions expired out of the money.

•

Within the stock portfolio, the Fund’s relative performance was helped by strong stock selection in the technology sector. Cisco Systems advanced on strong revenue growth and positive sales growth forecasts for 2007 that exceeded Street analysts’ expectations. Apple Computer extended its gains on favorable business prospects.

•	Strong stock selection in materials also aided relative performance. Phelps Dodge received a $25 billion bid from Freeport-McMoRan, which is trying to boost its copper reserves.

•

Stock selection was disappointing in the energy sector. Arch Coal fell on concerns about supply disruption, and both Arch and Peabody Energy fell on market concerns about falling coal and natural gas prices.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/28/94)

—	Allianz OCC Equity Premium Strategy Fund Class D	13.17%	17.28%	5.88%	10.42%	12.54%
—	S&P 500 Index	12.75%	15.79%	6.19%	8.42%	11.76%
	Lipper Large-Cap Core Fund Average	11.68%	13.52%	4.83%	6.86%	10.07%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	18.1%
Energy	16.5%
Technology	15.2%
Healthcare	11.2%
Materials & Processings	5.2%
Capital Goods	4.0%
Transportation	3.8%
Consumer Staples	3.6%
Other	10.1%
Cash & Equivalents — net	12.3%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$ 1,000.00	$ 1,000.00
Ending Account Value (12/31/06)	$ 1,131.70	$ 1,018.75
Expenses Paid During Period	$ 6.88	$ 6.51

Expenses are equal to the expense ratio for the class 1.28% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

16  Allianz Funds

Allianz OCC Growth Fund (Formerly PEA Growth Fund)

Portfolio Insights

•

OCC Growth Fund seeks long-term growth of capital, by normally investing at least 65% of its assets in common stocks of growth companies with market capitalizations of at least $5 billion. The Fund will normally invest in stocks that the portfolio managers consider to have above average growth prospects (relative to companies in the same industry or the market as a whole).

•

The stock market rose sharply during the quarter, fueled by higher corporate earnings, slower and more sustainable economic growth, marginally lower core inflation, and the Federal Reserve’s decision to keep short-term interest rates at 5.25%.

•

Relative returns were boosted by strong stock selection in industrials, where the Fund’s sector performance significantly outperformed the Russell 1000 Growth Index’s industrial holdings. In particular, the Fund benefited from its investment in metal manufacturer Precision Castparts.

•

Performance was also helped by our stock selection in the technology sector. Apple Computer, the portfolio’s largest holding, was the top contributor during the last six months of 2006. Internet equipment provider Cisco Systems also helped lift the technology sector as the company advanced on news of record financial results and a positive business outlook.

•

Detracting from performance was the Fund’s exposure to the energy sector, where many stocks declined as oil prices retreated from their mid-August highs. Stock selection in the consumer discretionary sector also hurt performance. In particular, Federated Department Stores and Best Buy were detractors.

	Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception (02/24/84)
—	Allianz OCC Growth Fund Class D	12.56%	14.91%	3.32%	5.65%	11.92%
—	Russell 1000 Growth Index	10.11%	9.09%	2.70%	5.45%	11.50%
	Lipper Large-Cap Growth Fund Average	8.05%	5.61%	2.15%	5.55%	10.48%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Healthcare	21.5%
Technology	18.7%
Financial Services	12.3%
Consumer Staples	8.3%
Energy	7.0%
Consumer Discretionary	6.9%
Telecommunication	5.8%
Capital Services	5.2%
Other	11.6%
Cash & Equivalents — net	2.7%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,125.60	$1,019.31
Expenses Paid During Period	$6.27	$5.96

Expenses are equal to the expense ratio for the class 1.17% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  17

Allianz OCC Renaissance Fund

Portfolio Insights

•

OCC Renaissance Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with market capitalizations from typically $1 billion to $10 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. Almost all sectors participated in the advance, while the energy sector trailed. The Russell 1000 Value Index outperformed both the Standard & Poor’s 500 Index and the Russell 1000 Growth Index.

•

Performance was helped during the reporting period by strong stock selection in the consumer discretionary sector. TJX Cos. reported higher third-quarter earnings, beating Street estimates and increasing its fourth-quarter guidance. In addition, the company has implemented improvements in cost management and merchandising.

•

Disappointing stock selection in the financial sector detracted from fund performance. One example was Conseco, which experienced continued earnings challenges in long-term care and a delay in an expected ratings upgrade. Another example was CIT Group, which declined when quarterly expenses grew faster than revenues. In addition, the stock was hurt by market concerns about deterioration in credit quality.

•	Performance was also hurt by sector allocation and stock selection within the utilities sector. Two relative detractors include Entergy Corp and American Electric.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/18/88)

—	Allianz OCC Renaissance Fund Class D	11.28%	12.00%	7.86%	14.89%	13.76%
—	Russell Midcap Value Index	12.32%	20.21%	15.88%	13.64%	14.44%
	Lipper Multi-Cap Core Fund Average	10.53%	13.43%	6.61%	8.59%	11.25%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	30.4%
Utilities	9.6%
Consumer Discretionary	8.0%
Consumer Services	7.5%
Healthcare	7.5%
Technology	6.8%
Energy	6.3%
Aerospace	6.1%
Other	17.0%
Cash & Equivalents — net	0.8%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D
Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,112.80	$1,018.90
Expenses Paid During Period	$6.66	$6.36

Expenses are equal to the expense ratio for the class 1.25% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

18  Allianz Funds

Allianz OCC Target Fund (Formerly PEA Target Fund)

Portfolio Insights

•

OCC Target Fund seeks capital appreciation by normally investing at least 65% of its assets in common stocks of growth companies with market capitalizations between $1 billion and $10 billion at the time of investment.

•

Stocks of mid-sized companies rose during the six-month period fueled by higher corporate earnings, slower and more sustainable economic growth, marginally lower core inflation, and the Federal Reserve’s decision to keep short-term interest rates at 5.25%.

•

The Fund’s stock selection in health care was a strong positive for performance. Biopharmaceutical company Myogen advanced on news of its acquisition by Gilead Sciences. Specialty pharmaceutical company New River Pharmaceuticals also contributed due to a positive determination by the FDA on the its drug for treating ADHD.

•

The Fund’s relative returns were boosted by strong stock selection in industrials, where our sector performance outperformed the Russell Midcap Growth Index’s industrial holdings. The Fund benefited from its investment in metal manufacturer Precision Castparts.

•	Stock selection in financials also helped relative performance. The Fund benefited from its investment in Intercontinental Exchange, which operates online trading markets for energy futures contracts.

•

Relative returns were hurt by the Fund’s stock selection within technology. Networking software developer Citrix detracted from performance when third-quarter revenues fell short of expectations. Investment Technology Group curtailed the Fund’s outperformance during the trailing six months.

•

Performance was also hurt by the Fund’s stock selection within energy, where our holdings declined as oil prices retreated from their mid-August highs. Complete Production Services and Aventine Renewable Energy Holdings were detractors.

Average Annual Total Return for the period ended December 31, 2006

						Fund
						Inception
		6 Months*	1 Year	5 Years	10 Years	(12/17/92)

—	Allianz OCC Target Fund Class D	11.82%	14.31%	5.81%	9.56%	12.19%
—	Russell Midcap Growth Index	7.89%	10.64%	8.21%	8.61%	10.24%
	Lipper Mid-Cap Growth Fund Average	5.46%	8.54%	5.88%	7.52%	9.59%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	25.4%
Healthcare	19.2%
Financial Services	11.7%
Consumer Services	9.9%
Consumer Discretionary	7.9%
Energy	5.3%
Capital Goods	4.8%
Communication	4.3%
Other	11.1%
Cash & Equivalents — net	0.4%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,118.20	$1,019.00
Expenses Paid During Period	$6.57	$6.26

Expenses are equal to the expense ratio for the class 1.23% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006   19

Allianz OCC Value Fund

Portfolio Insights

•

OCC Value Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with market capitalizations of more than $5 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. Almost all sectors participated in the advance, while the energy sector trailed. The Russell 1000 Value Index outperformed both the Standard & Poor’s 500 Index and the Russell 1000 Growth Index for the six month period. Small cap and mid-cap stocks outperformed large cap stocks.

•

The Fund’s relative outperformance was due in part to strong stock selection in the financial sector. The Fund saw particular strength in insurance stocks, namely MBIA, Hartford Financial Services and AIG. In addition, brokerage firms performed well. Merrill Lynch and Morgan Stanley were among the top performing stocks in the financial services sector.

•

Relative performance was also helped by strong selection in the energy sector. ConocoPhillips was one of the top contributors overall, rising 23% during the reporting period as it moved towards what we consider a more reasonable valuation.

•

Stock selection in the health care sector was a detractor from relative performance. For example, Sanofi-Aventis declined on news that a Canadian drug maker was shipping a generic competitor to Sanofi’s best-selling Plavix blood thinner.

Average Annual Total Return for the period ended December 31, 2006

						Fund
						Inception
		6 Months*	1 Year	5 Years	10 Years	(12/30/91)

—	Allianz OCC Value Fund Class D	17.75%	20.52%	9.37%	12.95%	13.90%
—	Russell 1000 Value Index	14.70%	22.21%	10.85%	11.00%	13.05%
	Lipper Large-Cap Value Fund Average	12.77%	18.00%	7.88%	8.42%	11.03%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	36.7%
Energy	16.7%
Healthcare	9.7%
Telecommunications	7.2%
Utilities	5.0%
Building/Construction	5.0%
Consumer Services	4.3%
Capital Goods	4.2%
Other	10.5%
Cash & Equivalents — net	0.7%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,177.50	$1,019.61
Expenses Paid During Period	$6.09	$5.65

Expenses are equal to the expense ratio for the class 1.11% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

20  Allianz Funds

Allianz RCM Large-Cap Growth Fund

Portfolio Insights

•	RCM Large-Cap Growth Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in stocks of U.S. companies with market capitalizations of at least $3 billion.

•	Our growth style has faced a considerable head-wind recently. In large-cap, value stocks (Russell 1000 Value) outperformed growth issues (Russell 1000 Growth) by 4.62% during the period.

•

The S&P 500 Index reached its low for the six month period in July, correcting on interest rate and inflation concerns, before reversing course. Strong earnings, receding fears about interest rates and a retreat in oil prices from $77 per barrel allowed stocks to climb over the rest of the year. The Index reached a six year high on December 15.

•

The rapid retreat in oil prices over the period negatively impacted the Fundís energy holdings. These stocks (e.g. Weatherford International) typically include smaller and therefore less diversified companies but with significantly faster earnings growth than the larger, fully integrated exploration and production companies (e.g. Exxon-Mobil). We continue to hold these stocks and believe fundamental strengths†have not been compromised.

•

Conversely, consumer discretionary stocks helped returns, and Coach Inc. was one of the strongest performers. Limited competition in the accessible luxury handbag category has given Coach the opportunity to take market share while maintaining pricing power.

Average Annual Total Return for the period ended December 31, 2006

						Fund Inception
		6 Months*	1 Year	5 Years	10 Years	(12/31/96)

—	Allianz RCM Large-Cap Growth Fund Class D	8.64%	6.85%	2.68%	8.29%	8.29%
—	S&P 500 Index	12.75%	15.79%	6.19%	8.42%	8.42%
	Lipper Large-Cap Growth Fund Average	8.05%	5.61%	2.15%	5.55%	5.55%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	19.8%
Healthcare	19.1%
Financial Services	15.7%
Energy	8.2%
Consumer Staples	8.1%
Telecommunications	6.9%
Consumer Discretionary	6.3%
Capital Goods	5.1%
Other	9.9%
Cash & Equivalents — net	0.9%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,086.40	$1,019.56
Expenses Paid During Period	$5.89	$5.70

Expenses are equal to the expense ratio for the class 1.12% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006   21

Allianz RCM Mid-Cap Fund

Portfolio Insights

•

RCM Mid-Cap Fund seeks long-term capital appreciation by normally investing 80% of its net assets in equity securities of small to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Midcap Growth Index.

•

Mid-cap stocks performed strongly during the second half of 2006 thanks to the surge that took place in the final five months of the year. A favorable Federal Reserve interest rate policy, strong corporate profits, and easing energy prices contributed to a strong market. Value stocks significantly outpaced growth stocks. The Russell Midcap Value Index gained 12.33% in the final six months of the year, outperforming the Russell Midcap Growth Index by over 4%.

•

Stock selection was positive during the period. Areas of strength include stock selection in industrials, consumer discretionary, and health care. In the consumer discretionary sector, retailers Coach and Dick’s Sporting Goods along with apparel manufacturer Polo Ralph Lauren were among the top 10 relative outperformers in the Fund. Polo Ralph Lauren shares benefited from third quarter earnings results that exceeded even the most optimistic expectations. The company delivered double-digit retail and wholesale sales growth and expanded margins. Future growth initiatives include expansion of its Rugby retail concept stores and retail in Asia.

•	In contrast, technology and telecommunication services stock selection detracted from performance, largely due to semiconductor and communications equipment holdings in the Fund.

•

Overall sector allocation was negative. Notably, energy was the only sector in the Russell Mid-cap Growth Index to deliver a negative return in the second half of 2006. The Fund’s overweight exposure to energy lowered relative returns.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception† (11/06/79)

—	Allianz RCM Mid-Cap Fund Class D	7.20%	6.83%	4.68%	7.39%	15.01%
—	Russell Midcap Index	9.94%	15.27%	12.88%	12.14%	15.09%
—	Russell Midcap Growth Index	7.89%	10.64%	8.21%	8.61%	—
	Lipper Mid-Cap Growth Fund Average	5.46%	8.54%	5.88%	7.52%	12.52%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The inception of the RCM Mid-Cap Fund pre-dates the inception of the Russell Midcap Growth Index. As such, no numbers are presented for the inception period for the index. See page 4 for more information.

†	The Fund began operations on 11/06/79. Index comparisons began on 10/31/79.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	22.9%
Healthcare	14.4%
Consumer Discretionary	13.8%
Energy	7.9%
Financial Services	7.7%
Consumer Staples	7.2%
Consumer Services	5.8%
Capital Goods	4.8%
Other	14.3%
Cash & Equivalents — net	1.2%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,072.00	$1,019.16
Expenses Paid During Period	$6.27	$6.11

Expenses are equal to the expense ratio for the class 1.20% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

22  Allianz Funds

Allianz RCM Strategic Growth Fund

Portfolio Insights

•	RCM Strategic Growth Fund seeks capital appreciation by normally investing at least 80% of its net assets in stocks of U.S. companies with market capitalizations of at least $500 million.

•

Our growth style has faced a considerable head-wind recently verses the broad market. In large cap, value stocks (Russell 1000 Value) outperformed growth issues (Russell 1000 Growth) by 4.62% in the second half of 2006.

•

Stock selection was strong during this period within the banking, internet and consumer services industries. Individual stocks that contributed significantly to this included NintendoCo., Tencent Holdings and NVIDIA Corp. All these companies were up between 55% and 74% over the last 6 months. New product roll-outs, meaningful gains in market share and previously underappreciated growth prospects contributed to their substantial out performance.

•

The primary detractor during this exceptionally strong absolute performance period was the Fund’s cash position. Much, but not all, of this cash position was held to offset derivative positions. Microsoft and Ciena also detracted from returns.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/06)

—	Allianz RCM Strategic Growth Fund Class D	9.29%	—	—	—	–1.20%
—	Russell 1000 Growth Index	10.11%	—	—	—	5.81%
	Lipper Multi-Cap Growth Fund Average	8.15%	—	—	—	2.71%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	26.6%
Healthcare	15.1%
Consumer Discretionary	8.8%
Consumer Staples	7.0%
Financial Services	6.2%
Telecommunications	4.8%
Aerospace	4.2%
Hotels/Gaming	2.6%
Other	16.6%
Cash & Equivalents — net	8.1%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,092.90	$1,016.64
Expenses Paid During Period	$8.97	$8.64

Expenses are equal to the expense ratio for the class 1.70% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006   23

Schedule of Investments
 CCM Capital Appreciation Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—96.5%

Aerospace—3.8%
Boeing Co. (b)	224,850	$19,976
General Dynamics Corp.	293,560	21,826
Lockheed Martin Corp.	197,070	18,144

		59,946

Building/Construction—1.5%
Jacobs Engineering Group, Inc. (a)	282,060	22,999

Capital Goods—2.7%
Cooper Industries Ltd., Class A	235,830	21,326
Textron, Inc.	225,270	21,124

		42,450

Communications—1.3%
Omnicom Group, Inc. (b)	192,170	20,089

Consumer Discretionary—7.3%
Harley-Davidson, Inc.	255,650	18,016
International Game Technology (b)	530,790	24,522
J.C. Penney Co., Inc. (b)	233,250	18,044
Kohl’s Corp. (a)	284,620	19,477
McDonald’s Corp.	452,910	20,078
Nordstrom, Inc. (b)	318,890	15,734

		115,871

Consumer Services—3.6%
Marriott International, Inc., Class A (b)	383,270	18,290
McGraw-Hill Cos., Inc.	282,270	19,200
McKesson Corp.	371,970	18,859

		56,349

Consumer Staples—2.8%
Loews Corp. - Carolina Group	366,780	23,738
Safeway, Inc. (b)	603,790	20,867

		44,605

Energy—7.2%
Anadarko Petroleum Corp.	398,220	17,331
ENSCO International, Inc.	366,670	18,356
Halliburton Co. (b)	646,160	20,063
Marathon Oil Corp.	214,250	19,818
Noble Corp. (b)	245,810	18,718
Schlumberger Ltd. (b)	308,830	19,506

		113,792

Financial Services—19.0%
ACE Ltd.	272,550	16,508
Allstate Corp.	247,640	16,124
American Express Co.	320,420	19,440
American International Group, Inc.	281,000	20,136
Bank of America Corp.	345,490	18,446
Chubb Corp.	305,080	16,142
Charles Schwab Corp.	974,220	18,841
Goldman Sachs Group, Inc.	95,770	19,092
JP Morgan Chase & Co.	399,480	19,295
Lehman Brothers Holdings, Inc.	245,500	19,178
Merrill Lynch & Co., Inc.	218,300	20,324
Morgan Stanley	265,170	21,593
Progressive Corp.	803,260	19,455
ProLogis Group, Inc., REIT	295,110	17,934
Prudential Financial, Inc. (b)	234,760	20,156
St. Paul Travelers Cos., Inc.	305,080	16,380

		299,044

	Shares	Value (000s)

Healthcare—12.3%
Aetna, Inc.	450,190	$19,439
Amgen, Inc. (a)(b)	304,260	20,784
Baxter International, Inc.	406,820	18,872
Becton Dickinson & Co.	293,810	20,611
Biogen Idec, Inc. (a)	396,860	19,522
Forest Laboratories, Inc. (a)	379,010	19,178
Genentech, Inc. (a)(b)	215,030	17,445
Johnson & Johnson	275,000	18,156
Merck & Co., Inc. (b)	401,520	17,506
Schering-Plough Corp.	977,550	23,109

		194,622

Hotels/Gaming—1.1%
Starwood Hotels & Resorts Worldwide, Inc.	285,460	17,841

Materials & Processing—2.6%
Freeport-McMoran Copper & Gold, Inc., Class B (b)	379,350	21,141
Precision Castparts Corp.	260,740	20,411

		41,552

Multi-Media—1.3%
Walt Disney Co. (b)	606,650	20,790

Technology—24.7%
American Tower Corp. (a)	494,360	18,430
Apple Computer, Inc. (a)	233,360	19,798
Applied Materials, Inc.	1,033,230	19,063
BMC Software, Inc. (a)	642,900	20,701
Cisco Systems, Inc. (a)	1,210,900	33,094
Comcast Corp., Class A (a)(b)	678,750	28,731
Corning, Inc. (a)	1,090,510	20,403
Dell, Inc. (a)	703,350	17,647
DIRECTV Group, Inc. (a)	800,570	19,966
Electronic Data Systems Corp.	711,320	19,597
Emerson Electric Co.	468,760	20,668
Hewlett-Packard Co.	418,960	17,257
InterActiveCorp (a)	521,600	19,383
International Business Machines Corp.	212,750	20,669
Lam Research Corp. (a)	338,190	17,119
MEMC Electronic Materials, Inc. (a)	494,700	19,363
Microsoft Corp.	661,400	19,749
NVIDIA Corp. (a)	519,970	19,244
Sun Microsystems, Inc. (a)	3,498,240	18,961

		389,843

Telecommunications—1.5%
AT&T, Inc. (b)	655,810	23,445

Utilities—2.5%
FirstEnergy Corp.	325,930	19,653
FPL Group, Inc.	357,770	19,470

		39,123

Waste Disposal—1.3%
Waste Management, Inc.	550,460	20,240

Total Common Stock (cost—$1,392,579)		1,522,601

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—16.3%

Collateral Invested for Securities on Loan (d)—12.8%
Allianz Dresdner Daily Asset Fund (e)	11,133,890	$11,134

	Principal Amount (000s)

Altius I Funding Corp., 5.348% due 1/12/07 (c)	$10,000	9,979
Bank of America N.A.,
5.363% due 6/19/07, FRN (c)	10,000	10,000
5.363% due 11/8/07, FRN (c)	20,000	20,000
5.383% due 1/2/07	19,000	19,000
Bear Stearns Cos., Inc., 5.433% due 1/2/07	10,000	10,000
Credit Suisse First Boston, 5.394% due 1/12/07, FRN	5,000	4,999
G Street Finance Corp., 5.333% due 1/24/07	11,000	10,958
Giro Funding U.S. Corp., 5.319% due 2/5/07 (c)	10,000	9,944
Goldman Sachs Group L.P., 5.443% due 12/18/07 (c)	5,000	5,000
HSH Nordbank AG, 5.36% due 11/21/07, FRN (c)	10,000	10,000
KKR Atlantic Funding Trust, 5.348% due 1/3/07 (c)	5,000	4,996
Merrill Lynch & Co., 5.336% due 7/27/07, FRN	5,000	5,000
Morgan Stanley,
5.372% due 4/5/07	5,000	5,000
5.38% due 2/2/07, FRN	3,000	3,000
Natexis Banques Populaires, 5.348% due 3/7/07, FRN	3,000	3,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.33% due 2/22/07	10,000	10,000
5.34% due 5/30/07	10,000	9,999
Sigma Finance, Inc., FRN (c),
5.363% due 4/16/07	5,000	5,000
5.367% due 12/6/07	10,000	10,000
5.368% due 6/20/07	15,000	15,000
Societe Generale, 5.25% due 1/2/07	4,005	4,005
Toyota Motor Credit Corp., 5.304% due 8/17/07, FRN	5,000	4,999

		203,013

24  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
CCM Capital Appreciation Fund
December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—3.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $54,659; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $55,726 including accrued interest cost (cost—$54,629)	$54,629	$54,629

Total Short-Term Investments (cost—$257,527)		257,642

Total Investments (cost—$1,650,106)—112.8%		1,780,243

Liabilities in excess of other assets—(12.8)%		(201,357)

Net Assets—100.0%		$1,578,886

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $197,090; cash collateral of $202,480 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  25

Schedule of Investments
CCM Focused Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—96.4%

Aerospace—4.0%
Boeing Co.	1,190	$106
Lockheed Martin Corp.	1,910	176

		282

Capital Goods—2.6%
Carlisle Cos., Inc.	2,280	179

Chemicals—2.1%
Airgas, Inc.	3,660	148

Communications—2.6%
Interpublic Group of Cos., Inc. (a)	14,660	180

Consumer Discretionary—6.1%
Harley-Davidson, Inc.	1,870	132
Kohl’s Corp. (a)	2,280	156
Nordstrom, Inc.	2,780	137

		425

Consumer Services—2.5%
McGraw-Hill Cos., Inc.	2,560	174

Consumer Staples—2.8%
Loews Corp.—Carolina Group	3,030	196

Energy—4.4%
Cameron International Corp. (a)	3,110	165
Grant Prideco, Inc. (a)	3,580	142

		307

Financial Services—10.8%
Cbot Holdings, Inc. (a)	1,090	165
CNA Financial Corp. (a)	4,260	172
Goldman Sachs Group, Inc.	980	195
Morgan Stanley	2,720	222

		754

Healthcare—13.2%
Aetna, Inc.	3,240	140
Baxter International, Inc.	4,870	226
Forest Laboratories, Inc. (a)	3,510	178
Genentech, Inc. (a)	2,050	166
Schering-Plough Corp.	8,760	207

		917

Hotels/Gaming—1.2%
Starwood Hotels & Resorts Worldwide, Inc.	1,360	85

Materials & Processing—4.6%
Precision Castparts Corp.	2,360	185
Titanium Metals Corp. (a)	4,580	135

		320

Metals & Mining—2.1%
Allegheny Technologies, Inc.	1,580	143

Multi-Media—2.7%
Comcast Corp., Class A (a)	4,470	189

	Shares	Value (000s)

Technology—23.1%
Apple Computer, Inc. (a)	1,960	$166
Cisco Systems, Inc. (a)	7,720	211
Corning, Inc. (a)	7,820	146
Electronic Data Systems Corp.	6,510	180
Emerson Electric Co.	4,720	208
Hewlett-Packard Co.	4,320	178
LSI Logic Corp. (a)	18,870	170
Microsoft Corp.	5,840	175
QLogic Corp. (a)	7,950	174

		1,608

Telecommunications—5.0%
Avaya, Inc. (a)	15,330	214
Crown Castle International Corp. (a)	4,050	131

		345

Transportation—1.9%
Continental Airlines, Inc. (a)	3,280	135

Utilities—2.4%
NRG Energy, Inc. (a)	2,960	166

Waste Disposal—2.3%
Waste Management, Inc.	4,330	159

Total Common Stock (cost—$6,263)		6,712

	Principal Amount (000s)

Repurchase Agreement–2.7%
State Street Bank & Trust Co. dated 12/29/06, 4.90%, due 1/2/07, proceeds $186; collateralized by Federal Home Loan Bank, 3.75%, due 8/15/08, valued at $194 including accrued interest (cost—$186)	$186	186

Total Investments (cost—$6,449)—99.1%		6,898

Other assets less liabilities—0.9%		60

Net Assets—100.0%		$6,958

Notes to Schedule of Investments

(a) Non-income producing.

26  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
CCM Mid-Cap Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.3%

Aerospace—3.9%
DRS Technologies, Inc. (b)	326,730	$17,212
Goodrich Corp.	362,780	16,525
Rockwell Collins, Inc.	244,040	15,445

		49,182

Capital Goods—3.7%
Carlisle Cos., Inc.	198,560	15,587
Harsco Corp.	196,820	14,978
Joy Global, Inc.	328,560	15,883

		46,448

Chemicals—2.5%
Airgas, Inc.	338,160	13,702
Celanese Corp.	675,650	17,486

		31,188

Communications—1.3%
Interpublic Group of Cos., Inc. (a)(b)	1,342,180	16,428

Consumer Discretionary—10.8%
Coach, Inc. (a)	332,600	14,288
Harley-Davidson, Inc.	212,170	14,952
International Game Technology (b)	334,340	15,446
Newell Rubbermaid, Inc. (b)	530,360	15,354
Nordstrom, Inc.	258,790	12,769
Polo Ralph Lauren Corp.,Class A	205,340	15,947
Saks, Inc.	895,430	15,957
Steelcase, Inc.	870,010	15,799
TJX Cos., Inc.	539,130	15,376

		135,888

Consumer Services—5.1%
Alliance Data Systems Corp. (a)	261,270	16,322
Convergys Corp. (a)	717,510	17,062
Hilton Hotels Corp.	441,150	15,396
MGM Mirage, Inc. (a)	280,150	16,067

		64,847

Consumer Staples—3.6%
Corn Products International, Inc.	466,560	16,115
Dean Foods Co. (a)	339,890	14,370
Jarden Corp. (a)	413,440	14,384

		44,869

Energy—9.0%
Cameron International Corp. (a)(b)	277,450	14,719
Grant Prideco, Inc. (a)	347,990	13,839
Mirant Corp. (a)	491,760	15,525
National-Oilwell Varco, Inc. (a)	191,290	11,703
Oceaneering International, Inc. (a)	358,180	14,220
Smith International, Inc.	295,890	12,152
Superior Energy Services (a)	480,700	15,709
Tesoro Corp.	225,220	14,813

		112,680

	Shares	Value (000s)

Environmental Services—2.5%
Allied Waste Industries, Inc. (a)	1,348,990	$16,579
Republic Services, Inc.	365,200	14,853

		31,432

Financial Services—14.6%
AG Edwards, Inc.	277,140	17,540
Ambac Financial Group, Inc.	180,900	16,113
Ameriprise Financial, Inc.	292,860	15,961
Apartment Investment & Management Co., REIT (b)	277,210	15,529
Assurant, Inc.	277,750	15,346
CB Richard Ellis Group, Inc., Class A (a)	393,380	13,060
Cbot Holdings, Inc. (a)(b)	102,970	15,597
CNA Financial Corp. (a)(b)	393,800	15,878
Developers Diversified Realty Corp., REIT (b)	247,630	15,588
Eaton Vance Corp.	492,910	16,271
Lincoln National Corp.	258,000	17,131
Nasdaq Stock Market, Inc. (a)	314,630	9,688

		183,702

Healthcare—9.7%
AmerisourceBergen Corp.	331,670	14,912
C.R. Bard, Inc.	181,710	15,076
Cephalon, Inc. (a)(b)	201,360	14,178
Forest Laboratories, Inc. (a)	341,760	17,293
Humana, Inc. (a)	278,030	15,378
ImClone Systems, Inc. (a)	459,160	12,287
Laboratory Corp. of America Holdings (a)(b)	215,840	15,858
VCA Antech, Inc. (a)	534,540	17,207

		122,189

Materials & Processing—3.8%
Allegheny Technologies, Inc.	161,550	14,649
International Flavors & Fragrances, Inc.	357,140	17,557
Precision Castparts Corp.	197,110	15,430

		47,636

Technology—20.6%
Ametek, Inc.	488,770	15,562
Amphenol Corp., Class A (b)	216,290	13,427
Applera Corp.—Applied Biosystems Group	428,730	15,730
Cadence Design Systems, Inc. (a)	876,430	15,697
Dolby Laboratories, Inc. (a)	511,240	15,859
Expedia, Inc. (a)	763,430	16,017
Global Payments, Inc.	344,980	15,973
LSI Logic Corp. (a)(b)	1,509,840	13,589
Mettler Toledo International, Inc. (a)	163,210	12,869
National Instruments Corp.	583,563	15,896
NCR Corp. (a)	339,960	14,537
NutriSystem, Inc. (a)(b)	236,560	14,995
QLogic Corp. (a)	750,560	16,452
Thermo Fisher Scientific, Inc. (a)	346,370	15,687
Thomas & Betts Corp. (a)	351,110	16,600
VeriFone Holdings, Inc. (a)(b)	423,700	14,999
Waters Corp. (a)	305,260	14,949

		258,838

	Shares	Value (000s)

Telecommunications—5.7%
American Tower Corp. (a)	397,770	$14,829
Avaya, Inc. (a)	1,168,010	16,329
Crown Castle International Corp. (a)(b)	477,070	15,409
Leap Wireless International, Inc. (a)	217,360	12,926
Qwest Communications International, Inc. (a)(b)	1,454,350	12,173

		71,666

Utilities—2.5%
Allegheny Energy, Inc. (a)	341,430	15,675
Centerpoint Energy, Inc. (b)	973,080	16,134

		31,809

Total Common Stock (cost—$1,170,847)		1,248,802

SHORT-TERM INVESTMENTS—16.0%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—15.3%
Bank of America N.A.,
5.362% due 11/8/07, FRN (c)	$5,000	5,000
5.383% due 1/2/07	21,000	21,000
Bear Stearns Cos., Inc.,
5.433% due 1/2/07	10,000	10,000
Citigroup Global Markets, Inc.,
5.383% due 1/2/07	41,000	41,000
Credit Suisse First Boston,
5.394% due 1/12/07, FRN	5,000	4,999
Giro Funding U.S. Corp.,
5.319% due 2/5/07 (c)	15,000	14,917
Goldman Sachs Group L.P.,
5.443% due 12/18/07 (c)	5,000	5,000
HSH Nordbank AG,
5.31% due 1/16/07	5,000	5,000
5.36% due 11/21/07, FRN (c)	10,000	10,000
KKR Atlantic Funding Trust,
5.348% due 1/3/07 (c)	10,000	9,993
Merrill Lynch & Co.,
5.336% due 7/27/07, FRN	5,000	5,000
Morgan Stanley,
5.372% due 8/17/07	5,000	5,000
5.38% due 2/2/07, FRN	3,000	3,000
Natexis Banques Populaires,
5.348% due 3/7/07, FRN	5,000	5,000
Northern Rock PLC,
5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.33% due 2/22/07	10,000	9,999
5.34% due 5/30/07	10,000	9,998
Sigma Finance, Inc., FRN (c),
5.367% due 12/6/07	20,000	20,000
5.369% due 4/5/07	5,000	5,002
Societe Generale,
5.25% due 1/2/07	976	976

		192,884

See accompanying Notes to Financial Statements| 12.31.06 | Allianz Funds Semi-Annual Report  27

Schedule of Investments (cont.)
CCM Mid-Cap Fund
December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—0.7%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $8,467; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $8,632 including accrued interest (cost—$8,462)	$8,462	$8,462

Total Short-Term Investments (cost—$201,256)		201,346

Total Investments (cost—$1,372,103)—115.3%		1,450,148

Liabilities in excess of other assets—(15.3)%		(192,963)

Net Assets—100.0%		$1,257,185

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $186,355; cash collateral of $192,373 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these Securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

28  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
NACM Flex-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—89.9%

Aerospace—0.7%
AAR Corp. (a)	15,900	$464

Capital Goods—7.2%
3M Co.	28,200	2,198
General Electric Co.	45,200	1,682
Textron, Inc.	9,300	872

		4,752

Consumer Discretionary—4.8%
Federated Department Stores, Inc.	23,000	877
Foot Locker, Inc.	31,400	688
Newell Rubbermaid, Inc.	34,100	987
Stein Mart, Inc.	49,000	650

		3,202

Consumer Services—0.5%
Energy Coal Resources, Inc. (a)(c)	26,000	338

Consumer Staples—4.2%
Altria Group, Inc.	20,500	1,759
PepsiCo, Inc.	16,000	1,001

		2,760

Energy—13.4%
Chevron Corp.	18,200	1,338
ConocoPhillips	27,400	1,971
Exxon Mobil Corp.	38,500	2,950
Marathon Oil Corp.	11,200	1,036
Valero Energy Corp.	30,700	1,571

		8,866

Financial Services—31.0%
American Express Co.	20,400	1,238
American Home Mortgage Investment Corp., REIT (b)	36,400	1,278
American International Group, Inc.	23,800	1,705
Bank of America Corp.	35,598	1,901
Bank of New York Co., Inc.	26,200	1,031
Capital One Financial Corp.	11,417	877
Citigroup, Inc.	28,600	1,593
Countrywide Financial Corp. (b)	27,000	1,146
Goldman Sachs Group, Inc.	6,800	1,356
JPMorgan Chase & Co.	34,500	1,666
Morgan Stanley	9,600	782
TD Ameritrade Holding Corp.	31,200	505
U.S. Bancorp (b)	40,500	1,466
Washington Mutual, Inc.	33,700	1,533
Wells Fargo & Co.	67,600	2,404

		20,481

Healthcare—2.6%
Pfizer, Inc.	65,700	1,702

Materials & Processing—5.8%
Alcan, Inc.	19,200	936
Dow Chemical Co.	16,600	663
Martin Marietta Materials, Inc.	17,100	1,777
Smurfit-Stone Container Corp. (a)	43,000	454

		3,830

	Shares	Value (000s)

Multi-Media—5.2%
Comcast Corp., Class A (a)(b)	60,300	$2,553
Idearc, Inc. (a)	31,105	891

		3,444

Technology—3.3%
3Com Corp. (a)	201,400	828
Lexmark International, Inc. (a)	18,500	1,354

		2,182

Telecommunications—9.7%
Alcatel S.A. ADR (b)	74,500	1,059
Andrew Corp. (a)	96,900	991
AT&T, Inc. (b)	58,700	2,099
Corning, Inc. (a)	62,000	1,160
Verizon Communications, Inc.	29,700	1,106

		6,415

Utilities—1.5%
Duke Energy Corp.	9,400	312
NRG Energy, Inc. (a)	11,800	661

		973

Total Common Stock (cost—$51,869)		59,409

EXCHANGE-TRADED FUND—3.3%

iShares Russell 1000 Value Index Fund (cost—$1,826)	26,700	2,205

SHORT-TERM INVESTMENTS—20.3%

Collateral Invested for Securities on Loan (d)(e)—13.7%
Allianz Dresdner Daily Asset Fund	9,065,536	9,066

	Principal Amount (000s)

Repurchase Agreement—6.6%
State Street Bank & Trust Co.,dated 12/29/06, 4.90%, due1/2/07, proceeds $4,318;collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $4,406 including accrued interest (cost—$4,316)	$4,316	4,316

Total Short-Term Investments (cost—$13,381)		13,382

Total Investments (cost—$67,076) (f)—113.5%		74,996

Liabilities in excess of other assets—(13.5)%		(8,924)

Net Assets—100.0%		$66,072

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $8,756; cash collateral of $9,066 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

(f) Securities with an aggregate value of $338, which represents 0.51% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  29

Schedule of Investments
NACM Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—97.5%

Aerospace—4.0%
Boeing Co.	1,900	$169
Lockheed Martin Corp.	2,300	212
Raytheon Co.	3,400	179

		560

Capital Goods—5.9%
3M Co.	1,700	132
Cooper Industries Ltd., Class A	1,600	145
General Electric Co.	9,700	361
Parker Hannifin Corp.	2,300	177

		815

Consumer Discretionary—12.3%
AMR Corp. (a)	3,000	91
Dollar Tree Stores, Inc. (a)	5,800	175
Federated Department Stores, Inc.	3,600	137
J.C. Penney Co., Inc.	3,000	232
Johnson Controls, Inc.	900	77
Kohl’s Corp. (a)	3,300	226
Mattel, Inc.	8,900	202
McDonald’s Corp.	3,500	155
Newell Rubbermaid, Inc.	3,400	98
Nordstrom, Inc.	3,100	153
Wal-Mart Stores, Inc.	3,600	166

		1,712

Consumer Services—5.4%
Manpower, Inc.	2,500	187
McKesson Corp.	3,800	193
News Corp., Class B	6,000	134
Walt Disney Co.	6,900	236

		750

Consumer Staples—6.1%
Altria Group, Inc.	1,900	163
Anheuser-Busch Cos., Inc.	3,000	148
Coca-Cola Co.	6,100	294
General Mills, Inc.	1,800	104
Molson Coors Brewing Co.	1,900	145

		854

Diversified Manufacturing—0.6%
Procter & Gamble Co.	1,290	83

Energy—3.0%
Devon Energy Corp.	2,500	168
Frontier Oil Corp.	3,900	112
Valero Energy Corp.	2,700	138

		418

Financial Services—3.4%
Cigna Corp.	1,200	158
Goldman Sachs Group, Inc.	500	99
Morgan Stanley	2,600	212

		469

	Shares	Value (000s)

Healthcare—18.0%
Abbott Laboratories	5,200	$253
Amgen, Inc. (a)	2,500	171
Baxter International, Inc.	3,900	181
Biogen Idec, Inc. (a)	1,300	64
Cardinal Health, Inc.	1,500	97
Caremark Rx, Inc.	1,500	86
Johnson & Johnson	8,200	541
Laboratory Corp. of America Holdings (a)	2,600	191
Medco Health Solutions, Inc. (a)	2,300	123
Schering-Plough Corp.	6,000	142
UnitedHealth Group, Inc.	6,200	333
WellCare Health Plans, Inc. (a)	2,600	179
Wyeth	2,700	137

		2,498

Materials & Processing—1.7%
Freeport-McMoran Copper & Gold, Inc., Class B	2,200	123
Phelps Dodge Corp.	900	108

		231

Multi-Media—1.7%
Comcast Corp., Class A (a)	3,300	140
Gannett Co., Inc.	1,500	91

		231

Technology—33.5%
Agilent Technologies, Inc. (a)	4,000	139
BEA Systems, Inc. (a)	12,800	161
Cisco Systems, Inc. (a)	18,400	503
Diebold, Inc.	1,900	89
eBay, Inc. (a)	3,300	99
Emdeon Corp. (a)	10,400	129
Google, Inc., Class A (a)	400	184
Hewlett-Packard Co.	7,600	313
IMS Health, Inc.	4,800	132
Integrated Device Technology, Inc. (a)	3,900	60
Intel Corp.	12,400	251
InterActiveCorp (a)	2,200	82
International Business Machines Corp.	4,800	466
MEMC Electronic Materials, Inc. (a)	3,200	125
Microsoft Corp.	24,300	726
Motorola, Inc.	3,600	74
Network Appliance, Inc. (a)	4,500	177
NutriSystem, Inc. (a)	1,100	70
Oracle Corp. (a)	18,100	310
QUALCOMM, Inc.	6,300	238
Sun Microsystems, Inc. (a)	37,900	206
Thomas & Betts Corp. (a)	2,800	132

		4,666

Telecommunications—1.3%
Level 3 Communications, Inc. (a)	32,200	180

Transportation—0.6%
CSX Corp.	2,300	79

Total Common Stock (cost—$12,983)		13,546

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—3.9%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $545,297; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $557,556 including accrued interest (cost—$545)	$545	$545

Total Investments (cost—$13,528)—101.4%		14,091

Liabilities in excess of other assets—(1.4)%		(191)

Net Assets—100.0%		$13,900

Notes to Schedule of Investments

(a) Non-income producing.

30  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
NFJ Dividend Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—91.0%

Consumer Discretionary—8.4%
CBS Corp. (a)	3,173,200	$98,940
Mattel, Inc. (a)	3,280,000	74,325
Stanley Works (a)	1,525,000	76,692
V.F. Corp.	920,900	75,588
Whirlpool Corp. (a)	1,550,000	128,681

		454,226

Consumer Staples—13.4%
Altria Group, Inc.	1,397,000	119,891
Anheuser-Busch Cos., Inc. (a)	2,100,000	103,320
Coca-Cola Co. (a)	2,198,400	106,073
HJ Heinz Co.	2,023,900	91,096
Kimberly-Clark Corp.	1,530,000	103,963
Reynolds American, Inc. (a)	1,545,199	101,164
Supervalu, Inc.	2,645,200	94,566

		720,073

Energy—15.2%
Anadarko Petroleum Corp. (a)	3,000,000	130,560
Chevron Corp. (a)	1,600,000	117,648
ConocoPhillips	1,613,100	116,062
Marathon Oil Corp.	2,350,000	217,375
Occidental Petroleum Corp.	2,400,000	117,192
PetroChina Co., Ltd. ADR (a)	850,000	119,663

		818,500

Financial Services—22.5%
Allstate Corp.	1,581,400	102,965
Bank of America Corp. (a)	1,900,000	101,441
Duke Realty Corp., REIT (a)	791,000	32,352
Freddie Mac	1,514,400	102,828
JPMorgan Chase & Co.	1,812,000	87,519
Key Corp.	2,267,000	86,214
Lincoln National Corp.	1,500,000	99,600
Morgan Stanley (a)	1,020,000	83,059
Regions Financial Corp. (a)	4,050,000	151,470
St. Paul Travelers Cos., Inc.	1,731,000	92,937
Wachovia Corp. (a)	1,828,200	104,116
Washington Mutual, Inc. (a)	3,610,000	164,219

		1,208,720

Healthcare—8.1%
GlaxoSmithKline PLC ADR	2,187,000	115,386
Merck & Co., Inc.	2,303,200	100,420
Pfizer, Inc. (a)	8,500,000	220,150

		435,956

Industrial—5.3%
Deere & Co.	1,200,000	114,084
Masco Corp. (a)	3,100,000	92,597
RR Donnelley & Sons Co.	2,256,700	80,203

		286,884

Information Technology—4.2%
International Business
Machines Corp.	1,150,200	111,742
Seagate Technology, Inc. (a)	4,200,000	111,300

		223,042

Materials & Processing (a)—3.7%
Dow Chemical Co.	2,400,000	95,856
Lyondell Chemical Co.	4,100,000	104,837

		200,693

	Shares	Value (000s)

Telecommunications—6.3%
AT&T, Inc. (a)	3,320,000	$118,690
Verizon Communications, Inc.	3,000,000	111,720
Windstream Corp.	7,690,944	109,365

		339,775

Utilities—3.9%
DTE Energy Co. (a)	1,833,000	88,736
KeySpan Corp.	786,000	32,367
Sempra Energy (a)	1,590,000	89,104

		210,207

Total Common Stock (cost—$4,316,050)		4,898,076

SHORT-TERM INVESTMENTS—20.9%

Collateral Invested for Securities on Loan (c)—9.7%
Allianz Dresdner Daily Asset Fund (d)	52,679,725	52,680

	Principal Amount (000s)

Altius I Funding Corp.,
5.348% due 1/12/07 (b)	$18,000	17,963
Bank of America N.A., FRN (b),
5.362% due 11/8/07	40,000	40,000
5.363% due 6/19/07	20,000	20,000
Credit Suisse First Boston,
5.394% due 1/12/07, FRN	20,000	19,994
Giro Funding U.S. Corp. (b),
5.319% due 2/5/07	25,000	24,861
Goldman Sachs Group L.P.,
5.443% due 12/18/07 (b)	18,000	18,000
Goldman Sachs Group L.P., Series 2,
5.40% due 9/15/07, FRN (b)	8,000	8,000
HSH Nordbank AG,
5.36% due 11/21/07, FRN (b)	10,000	10,000
KKR Atlantic Funding Trust (b),
5.326% due 1/3/07	9,000	8,993
5.348% due 1/3/07	30,000	29,978
Merrill Lynch & Co.,
5.336% due 7/27/07, FRN	10,000	10,000
Morgan Stanley,
5.372% due 4/5/07	10,000	10,000
5.38% due 2/2/07, FRN	2,000	2,000
5.394% due 2/15/07, FRN	10,000	10,007
Morrigan TRR Funding LLC,
5.381% due 1/12/07 (b)	25,000	24,948
Northern Rock PLC,
5.390% due 8/3/07, FRN (b)	2,000	2,000
Ormond Quay Funding LLC (b),
5.330% due 2/22/07	25,000	24,999
5.332% due 1/19/07	20,000	19,996
5.340% due 5/30/07	39,000	38,994
Scaldis Capital LLC,
5.307% due 1/8/07 (b)	5,000	4,993
Sigma Finance, Inc., FRN (b),
5.363% due 4/16/07	20,000	19,998
5.367% due 12/6/07	30,000	30,000
5.368% due 6/20/07	15,000	15,000
5.369% due 4/5/07	10,000	10,004
Societe Generale,
5.250% due 1/2/07	35,251	35,251
Toyota Motor Credit Corp.,
5.304% due 8/17/07, FRN	13,500	13,498

		522,157

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—11.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $604,080, collateralized by Federal Home Loan Bank, 3.625%—4.125%, due 9/14/07-1/15/08 valued at $474,016 including accrued interest; and Fannie Mae, 3.125%–5.75%, due 12/15/07–2/15/08, valued at 141,812 including accrued interest (cost—$603,751)	$603,751	$603,751

Total Short-Term Investments (cost—$1,125,525)		1,125,907

Total Investments (cost—$5,441,575)—111.9%		6,023,984

Liabilities in excess of other assets—(11.9)%		(641,734)

Net Assets—100.0%		$5,382,250

Notes to Schedule of Investments (amounts in thousands):

(a) All or portion of securities on loan with an aggregate market value of $506,973; cash collateral of $520,853 was received with which the Fund purchased short-term investments.

(b) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(c) Securities purchased with the cash proceeds from the securities on loan.

(d) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  31

Schedule of Investments
NFJ Large-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—95.7%

Consumer Discretionary—11.8%
Carnival Corp. (a)	56,000	$2,747
CBS Corp.	166,700	5,198
Federated Department Stores, Inc.	67,900	2,589
Fortune Brands, Inc.	29,700	2,536
Gannett Co., Inc. (a)	86,700	5,242
General Motors Corp. (a)	123,000	3,779
Johnson Controls, Inc.	32,100	2,758
Limited Brands, Inc.	93,500	2,706
McDonald’s Corp.	58,500	2,593
Paccar, Inc. (a)	37,400	2,427

		32,575

Consumer Staples—6.7%
Altria Group, Inc.	62,100	5,329
Anheuser-Busch Cos., Inc.	54,500	2,681
Archer-Daniels-Midland Co.	85,000	2,717
Coca-Cola Enterprises, Inc.	115,600	2,361
Kimberly-Clark Corp.	77,900	5,293

		18,381

Energy—15.0%
Apache Corp. (a)	124,200	8,260
ConocoPhillips	157,800	11,354
GlobalSantaFe Corp.	93,000	5,466
Occidental Petroleum Corp.	168,500	8,228
Valero Energy Corp.	158,500	8,109

		41,417

Financial Services—31.0%
Allstate Corp.	162,100	10,554
Bank of America Corp.	148,000	7,902
Citigroup, Inc.	153,200	8,533
Countrywide Financial Corp. (a)	122,500	5,200
Freddie Mac	118,500	8,046
Key Corp.	208,400	7,926
Lehman Brothers Holdings, Inc. (a)	100,800	7,875
MetLife, Inc. (a)	135,000	7,966
Simon Property Group, Inc., REIT (a)	54,900	5,561
St. Paul Travelers Cos., Inc.	147,400	7,914
Washington Mutual, Inc.	176,000	8,006

		85,483

Healthcare—5.9%
Cigna Corp.	19,300	2,539
Johnson & Johnson	41,000	2,707
Merck & Co., Inc.	125,800	5,485
Pfizer, Inc.	210,600	5,455

		16,186

Industrial—9.3%
3M Co.	34,900	2,720
Burlington Northern Santa Fe Corp.	37,200	2,746
Deere & Co.	50,400	4,791
General Electric Co.	74,200	2,761
Masco Corp.	244,600	7,306
Northrop Grumman Corp.	77,000	5,213

		25,537

	Shares	Value (000s)

Information Technology—1.0%
Hewlett-Packard Co.	63,100	$2,599

Materials & Processing—8.1%
Alcoa, Inc.	183,100	5,495
Dow Chemical Co.	196,000	7,828
Phelps Dodge Corp.	54,200	6,489
PPG Industries, Inc.	39,400	2,530

		25,537

Telecommunications—4.9%
AT&T, Inc. (a)	153,100	5,473
Verizon Communications, Inc.	217,100	8,085

		13,558

Utilities—2.0%
TXU Corp.	102,700	5,567

Total Common Stock (cost—$237,515)		263,645

SHORT-TERM INVESTMENTS—15.5%

Collateral Invested for Securities on Loan (b)(c)—11.0%
Allianz Dresdner Daily Asset Fund	30,362,289	30,362

	Principal Amount (000s)

Repurchase Agreement—4.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds 12,378; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $12,620 including accrued interest (cost—$12,371) Total Short-Term Investments (cost—$42,733)	$12,371	12,371

Total Short-Term Investments (cost—$42,733)		42,733

Total Investments (cost—$280,248)—111.2%		306,378

Liabilities in excess of other assets—(11.2)%		(30,837)

Net Assets—100.0%		$275,541

Notes to Schedule of Investments
(amounts in thousands):

(a) All or portion of securities on loan with an aggregate market value of $29,544; cash collateral of $30,362 was received with which the Fund purchased short-term investments.

(b) Security purchased with the cash proceeds from the securities on loan.

(c) Affiliated fund.

Glossary:

REIT — Real Estate Investment Trust

32  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
NFJ Mid-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—87.8%

Consumer Discretionary—9.7%
Dollar General Corp.	2,000	$32
Harley-Davidson, Inc.	1,600	113
Leggett & Platt, Inc.	4,500	108
Limited Brands, Inc.	3,700	107
Mattel, Inc.	5,000	113

		473

Consumer Staples—6.8%
HJ Heinz Co.	2,500	112
Pepsi Bottling Group, Inc.	3,500	108
Supervalu, Inc.	3,100	111

		331

Energy—11.2%
Anadarko Petroleum Corp.	2,500	109
Chesapeake Energy Corp.	3,800	110
Cimarex Energy Co.	3,000	109
Hess Corp.	2,200	109
Pogo Producing Co.	2,200	107

		544

Financial Services—23.0%
Associated Banc-Corp.	3,200	112
Astoria Financial Corp.	3,600	109
Comerica, Inc.	1,900	111
Key Corp.	3,000	114
Lincoln National Corp.	1,700	113
Loews Corp.	2,700	112
Mercury General Corp.	2,100	111
Nationwide Financial Services	2,100	114
Regions Financial Corp.	3,000	112
Reinsurance Group of America	2,000	111

		1,119

Healthcare—5.2%
Health Management Associates, Inc.	5,200	110
Mylan Laboratories, Inc.	5,700	114
Omnicare, Inc.	700	27

		251

Industrial—9.1%
Ingersoll-Rand Co., Ltd., Class A	2,800	110
Masco Corp.	3,700	110
RR Donnelley & Sons Co.	3,100	110
Teleflex, Inc.	1,700	110

		440

Information Technology—4.6%
CDW Corp.	1,600	113
Seagate Technology, Inc.	4,200	111

		224

Materials & Processing—6.9%
Alcan, Inc.	2,300	112
Freeport-McMoran Copper & Gold, Inc., Class B	2,000	112
Lubrizol Corp.	2,200	110

		334

Telecommunications—2.2%
Windstream Corp.	7,700	109

	Shares	Value (000s)

Utilities—9.1%
Atmos Energy Corp.	3,400	$109
DTE Energy Co.	2,300	111
KeySpan Corp.	2,700	111
Progress Energy, Inc.	2,300	113

		444

Total Common Stock (cost—$4,149)		4,269

	Principal Amount (000s	)

Repurchase Agreement—14.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $685; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $704, including accrued interest (cost—$685)	$685		685

Total Investments (cost—$4,834)—101.9%			4,954

Liabilities in excess of other assets—(1.9)%			(94)

Net Assets—100.0%			$4,860

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  33

Schedule of Investments
NFJ Small-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—94.1%

Consumer Discretionary—7.7%
ArvinMeritor, Inc. (b)	2,073,000	$37,791
Brown Shoe Co., Inc.	885,100	42,255
Cato Corp., Class A	1,445,500	33,116
CKE Restaurants, Inc.	150,000	2,760
Claire’s Stores, Inc.	1,127,000	37,349
Ethan Allen Interiors, Inc. (b)	945,000	34,124
Journal Register Co.	1,055,000	7,701
Kellwood Co. (b)	1,072,300	34,871
Lancaster Colony Corp.	690,000	30,574
M.D.C. Holdings, Inc. (b)	109,000	6,218
M/I Homes, Inc. (b)	187,400	7,157
Sonic Automotive, Inc. (b)	437,300	12,699
Thor Industries, Inc. (b)	992,400	43,656

		330,271

Consumer Staples—7.5%
Corn Products International, Inc. (b)	1,228,000	42,415
Fresh Del Monte Produce, Inc. (b)	1,111,000	16,565
JM Smucker Co.	831,500	40,303
Loews Corp.—Carolina Group	825,000	53,394
PepsiAmericas, Inc.	2,038,200	42,761
Pilgrim’s Pride Corp. (b)	1,233,900	36,314
Ruddick Corp.	1,280,700	35,539
Universal Corp. (b)	1,126,500	55,210

		322,501

Energy—10.9%
Berry Petroleum Co., Class A (b)	1,455,400	45,132
Buckeye Partners L.P., UNIT (b)	915,000	42,529
Cabot Oil & Gas Corp. (b)	875,000	53,069
Frontier Oil Corp. (b)	1,120,300	32,197
Holly Corp.	963,100	49,503
Magellan Midstream Partners L.P., UNIT (b)	1,295,000	49,987
Range Resources Corp.	1,568,000	43,057
St. Mary Land & Exploration Co. (b)	1,175,000	43,287
Suburban Propane Partners L.P., UNIT (b)	268,100	10,191
TC Pipelines L.P., UNIT (b)	181,400	6,530
Tidewater, Inc. (b)	829,000	40,091
Valero L.P. (b)	395,000	22,029
W&T Offshore, Inc.	640,200	19,667
Western Refining, Inc. (b)	395,000	10,057

		467,326

Financial Services—18.6%
Advance America, Cash Advance Centers, Inc. (b)	2,000,900	29,313
American Equity Investment Life Holding Co. (b)	1,443,300	18,806
American Financial Group, Inc. (b)	1,383,000	49,664
BancorpSouth, Inc.	1,155,000	30,977
CBL & Assoc. Properties, Inc., REIT (b)	1,090,000	47,251
Delphi Financial Group, Inc., Class A (b)	1,064,500	43,070
Equity One, Inc., REIT (b)	1,643,800	43,824
First Industrial Realty Trust, Inc., REIT (b)	967,000	45,343

	Shares	Value (000s)

FirstMerit Corp.	397,400	$9,593
Fremont General Corp. (b)	1,320,000	21,397
Healthcare Realty Trust, Inc., REIT (b)	1,066,000	42,150
Hilb Rogal & Hobbs Co. (b)	972,000	40,941
HRPT Properties Trust, REIT	3,445,000	42,546
Infinity Property & Casualty Corp. (b)	289,200	13,994
Kingsway Financial Services, Inc. (b)	677,100	14,117
LandAmerica Financial Group, Inc. (b)	586,000	36,982
Nationwide Health Properties, Inc., REIT (b)	1,450,000	43,819
New Plan Excel Realty Trust, Inc., REIT (b)	1,603,000	44,050
Ohio Casualty Corp.	439,100	13,090
Old National Bancorp (b)	799,500	15,127
Potlatch Corp., REIT (b)	1,069,038	46,845
Provident Bankshares Corp.	1,073,000	38,199
Susquehanna Bancshares, Inc. (b)	940,000	25,267
Washington Federal, Inc.	1,600,000	37,648
WP Stewart & Co., Ltd. (b)	360,900	5,717

		799,730

Healthcare—3.0%
Arrow International, Inc.	504,100	17,835
Hillenbrand Industries, Inc. (b)	590,000	33,589
Invacare Corp.	1,200,000	29,460
Owens & Minor, Inc.	1,251,000	39,119
West Pharmaceutical Services, Inc. (b)	150,000	7,684

		127,687

Industrial—23.0%
Acuity Brands, Inc.	832,000	43,297
Albany International Corp., Class A (b)	1,101,500	36,250
Arkansas Best Corp. (b)	1,176,100	42,340
Banta Corp. (b)	844,200	30,729
Barnes Group, Inc.	1,848,000	40,194
Briggs & Stratton Corp. (b)	1,272,200	34,286
Crane Co.	1,231,000	45,104
Curtiss-Wright Corp. (b)	1,408,400	52,223
DRS Technologies, Inc. (b)	830,400	43,745
Frontline Ltd. (b)	1,355,000	43,157
General Maritime Corp. (b)	1,008,000	35,472
Harsco Corp.	468,500	35,653
John H. Harland Co.	876,000	43,975
Kennametal, Inc.	778,900	45,838
Lennox International, Inc.	1,237,000	37,865
Lincoln Electric Holdings, Inc.	854,000	51,599
Lufkin Industries, Inc.	65,900	3,827
Mueller Industries, Inc.	1,108,000	35,124
Regal-Beloit Corp.	815,500	42,822
Schawk, Inc. (b)	566,900	11,077
Simpson Manufacturing Co., Inc. (b)	1,310,200	41,468
Skywest, Inc.	1,666,000	42,500
Teekay Shipping Corp. (b)	873,400	38,098
Teleflex, Inc.	445,500	28,761
Universal Forest Products, Inc.	519,200	24,205
Werner Enterprises, Inc. (b)	2,409,000	42,109
World Fuel Services Corp. (b)	415,400	18,469

		990,187

	Shares	Value (000s)

Information Technology—0.7%
Landauer, Inc.	311,400	$16,339
Methode Electronics, Inc.	1,196,300	12,956

		29,295

Materials & Processing—10.9%
Agnico-Eagle Mines Ltd. (b)	1,285,000	52,993
Cleveland-Cliffs, Inc. (b)	1,076,800	52,160
Commercial Metals Co.	1,885,000	48,633
Iamgold Corp. (b)	1,454,900	12,818
Lubrizol Corp.	905,000	45,368
Massey Energy Co. (b)	539,500	12,532
Methanex Corp.	1,749,500	47,884
Olin Corp.	2,113,000	34,907
Quanex Corp. (b)	982,500	33,985
RPM International, Inc. (b)	2,149,800	44,909
Sensient Technologies Corp. (b)	1,640,000	40,344
Sonoco Products Co.	1,149,000	43,731

		470,264

Telecommunications—0.8%
Iowa Telecommunications Services, Inc. (a)	1,678,000	33,074

Utilities—11.0%
Atmos Energy Corp.	1,380,000	44,036
Cleco Corp. (b)	1,577,000	39,788
Duquesne Light Holdings, Inc. (b)	2,275,000	45,159
Energen Corp.	1,182,000	55,483
National Fuel Gas Co. (b)	1,130,000	43,550
Peoples Energy Corp. (b)	959,000	42,743
Southwest Gas Corp.	790,000	30,312
UGI Corp.	1,685,000	45,967
Vectren Corp.	1,400,000	39,592
Westar Energy, Inc.	1,770,000	45,949
WGL Holdings, Inc. (b)	1,325,000	43,168

		475,747

Total Common Stock (cost—$3,059,380)		4,046,082

34  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
 NFJ Small-Cap Value Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—36.5%

Collateral Invested for Securities on Loan (d)—30.2%
Allianz Dresdner Daily Asset Fund (a)	80,000,000	$80,000

	Principal Amount (000s)

Altius I Funding Corp. (c),
5.344% due 1/12/07	$1,000	998
5.348% due 1/12/07	39,000	38,920
Bank of America N.A.,
5.362% due 11/8/07, FRN (c)	64,000	64,000
5.363% due 6/19/07, FRN (c)	50,000	50,000
5.383% due 1/2/07	101,000	101,000
Citigroup Global Markets, Inc.,
5.383% due 1/2/07	192,000	192,000
Credit Suisse First Boston,
5.394% due 1/12/07, FRN	20,000	19,994
G Street Finance Corp.,
5.333% due 1/24/07	45,000	44,827
Giro Funding U.S. Corp. (c),
5.319% due 2/5/07	50,000	49,722
Goldman Sachs Group L.P.,
5.443% due 12/18/07 (c)	35,000	35,000
Goldman Sachs Group L.P., Series 2,
5.40% due 9/15/07, FRN (c)	10,000	10,000
Greyhawk Funding LLC,
5.338% due 2/8/07 (c)	46,177	45,898
HSH Nordbank AG,
5.31% due 1/16/07	20,000	20,000
5.36% due 11/21/07, FRN (c)	24,000	24,000
KKR Atlantic Funding Trust (c),
5.326% due 1/3/07	1,000	999
5.348% due 1/3/07	35,000	34,974
Merrill Lynch & Co.,
5.336% due 7/27/07, FRN	10,000	10,000
Morgan Stanley,
5.372% due 4/5/07	50,000	50,000
5.372% due 8/17/07	63,000	63,000
5.38% due 2/2/07, FRN	10,000	10,000
5.394% due 2/15/07, FRN	10,000	10,007
Morrigan TRR Funding LLC,
5.381% due 1/12/07 (c)	25,000	24,948
Natexis Banques
Populaires, FRN,
5.348% due 3/7/07	22,000	22,000
5.367% due 5/11/07	10,000	10,000
Northern Rock PLC,
5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.33% due 2/22/07	30,000	29,999
5.34% due 5/30/07	30,000	29,996
Scaldis Capital LLC,
5.307% due 1/8/07 (c)	19,752	19,723
Sigma Finance, Inc., FRN (c),
5.367% due 12/6/07	35,000	35,000
5.368% due 6/20/07	30,000	30,000
5.369% due 4/5/07	20,000	20,008
Societe Generale,
5.25% due 1/2/07	73,922	73,922
Tango Finance Corp.,
5.352% due 4/16/07, FRN (c)	10,000	10,000
Toyota Motor Credit Corp., FRN,
5.29% due 7/19/07	18,000	18,000
5.304% due 8/17/07	15,000	14,998

		1,295,933

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—6.3%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $271,454; collateralized by Federal Home Loan Bank, 4.00%, due 6/13/08, valued at $49,284 including accrued interest; and Fannie Mae, 3.25%–6.00%, due 5/15/08–8/15/08, valued at $227,449 including accrue interest(cost—$271,306)	$271,306	$271,306

Total Short-Term Investments (cost—$1,566,222)		1,567,239

Total Investments (cost—$4,625,602)—130.6%		5,613,321

Liabilities in excess of other assets—(30.6)%		(1,314,169)

Net Assets—100.0%		$4,299,152

Notes to Schedule of Investments
(amounts in thousands):

(a) Affiliated fund or security.

(b) All or portion of securities on loan with an aggregate market value of $1,257,560; cash collateral of $1,292,786 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

UNIT — More than one class of securities traded together.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  35

Schedule of Investments
OCC Core Equity Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—94.9%

Aerospace—2.1%
Boeing Co.	1,700	$151

Building—1.9%
Centex Corp.	2,500	141

Capital Goods—3.8%
Parker Hannifin Corp.	1,800	138
Tyco International Ltd.	4,500	137

		275

Consumer Discretionary—8.4%
Best Buy Co., Inc.	4,400	217
Federated Department Stores, Inc.	6,200	236
V.F. Corp.	1,950	160

		613

Consumer Staples—1.1%
Colgate-Palmolive Co.	1,200	78

Energy—12.4%
Arch Coal, Inc.	3,200	96
Chevron Corp.	2,100	154
ConocoPhillips	3,900	281
Exxon Mobil Corp.	4,000	307
Weatherford International Ltd. (a)	1,700	71

		909

Financial Services—21.6%
Ambac Financial Group, Inc.	1,600	143
American International Group, Inc.	2,200	158
Bank of America Corp.	2,900	155
Capital One Financial Corp.	2,500	192
Countrywide Financial Corp.	5,300	225
JPMorgan Chase & Co.	4,100	198
MBIA, Inc.	2,300	168
Merrill Lynch & Co., Inc.	1,400	130
Wells Fargo & Co.	6,000	213

		1,582

Healthcare—15.5%
Abbott Laboratories	3,300	161
Aetna, Inc.	4,500	194
Biogen Idec, Inc. (a)	1,600	79
Pfizer, Inc.	4,400	114
Roche Holdings AG ADR	2,300	206
UnitedHealth Group, Inc.	2,300	124
WellPoint, Inc. (a)	1,400	110
Wyeth	2,800	142

		1,130

Materials & Processing—1.8%
Nucor Corp.	2,300	126
Vulcan Materials Co.	100	9

		135

	Shares	Value (000s)

Technology—21.1%
Cisco Systems, Inc. (a)	11,500	$314
EMC Corp. (a)	20,000	264
Hewlett-Packard Co.	8,400	346
Motorola, Inc.	4,500	92
Nokia Corp. ADR	8,300	169
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	21,376	234
Texas Instruments, Inc.	4,200	121

		1,540

Telecommunications—3.3%
AT&T, Inc.	3,900	139
NII Holdings, Inc., Class B (a)	1,600	103

		242

Transportation—1.9%
Union Pacific Corp.	1,500	138

Total Common Stock (cost—$6,151)		6,934

	Principal Amount (000s	)

Repurchase Agreement—5.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $372; collateralized by Federal Home Loan Bank, 3.875%, due 8/22/08, valued at $383 including accrued interest (cost—$372)	$372		372

Total Investments (cost—$6,523)—100.0%			7,306

Other assets less liabilities—0.0%			1

Net Assets—100.0%			$7,307

Notes to Schedule of Investments

(a) Non-income producing.

Glossary:

ADR — American Depositary Receipt

36  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
OCC Equity Premium Strategy Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—87.7%

Aerospace—2.0%
Boeing Co.	15,200	$1,350

Building—2.1%
Centex Corp. (b)	24,900	1,401

Capital Goods—4.0%
Illinois Tool Works, Inc.	29,600	1,367
Tyco International Ltd.	45,600	1,386

		2,753

Consumer Discretionary—2.4%
Best Buy Co., Inc.	23,700	1,166
Harley-Davidson, Inc. (c)	7,100	500

		1,666

Consumer Staples—3.6%
Altria Group, Inc. (b)	19,700	1,691
Colgate-Palmolive Co.	12,100	789

		2,480

Energy—16.5%
Arch Coal, Inc. (c)	27,500	826
Chevron Corp.	18,700	1,375
ConocoPhillips (b)	37,200	2,677
Exxon Mobil Corp. (b)	38,500	2,950
GlobalSantaFe Corp.	19,200	1,129
National-Oilwell Varco, Inc. (a)	11,800	722
Peabody Energy Corp.	20,400	824
Weatherford International Ltd. (a)	17,300	723

		11,226

Financial Services—18.1%
Ambac Financial Group, Inc.	13,900	1,238
Bank of America Corp. (b)	22,900	1,223
Capital One Financial Corp.	22,100	1,698
Countrywide Financial Corp. (c)	11,900	505
Goldman Sachs Group, Inc.	2,800	558
JPMorgan Chase & Co. (b)	25,200	1,217
Lehman Brothers Holdings, Inc.	9,100	711
MBIA, Inc. (b)	15,700	1,147
Merrill Lynch & Co., Inc.	8,700	810
MGIC Investment Corp. (c)	18,900	1,182
Wells Fargo & Co. (b)	58,400	2,077

		12,366

Healthcare—11.2%
Abbott Laboratories	32,000	1,559
Aetna, Inc.	43,200	1,865
Biogen Idec, Inc. (a)	7,200	354
Biomet, Inc.	4,600	190
Roche Holdings AG	11,800	2,111
Wyeth	30,100	1,533

		7,612

Materials & Processing—5.2%
Freeport-McMoran Copper & Gold, Inc., Class B (b)	22,000	1,226
Nucor Corp. (b)	13,400	732
Phelps Dodge Corp.	6,900	826
Vulcan Materials Co.	8,700	782

		3,566

	Shares	Value (000s)

Multi-Media—1.1%
Dow Jones & Co., Inc. (c)	19,400	$737

Technology—15.2%
Cisco Systems, Inc. (a)(b)	123,000	3,362
EMC Corp. (a)	49,200	649
Hewlett-Packard Co.	68,600	2,826
Motorola, Inc.	39,100	804
Nokia Corp. ADR	72,200	1,467
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR (b)(c)	112,451	1,229

		10,337

Telecommunications—2.5%
AT&T, Inc.	20,900	747
NII Holdings, Inc., Class B (a)(b)	15,300	986

		1,733

Transportation—3.8%
Continental Airlines, Inc. (a)(b)	36,400	1,502
Union Pacific Corp.	11,500	1,058

		2,560

Total Common Stock
(cost—$57,273)		59,787

SHORT-TERM INVESTMENTS—17.5%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (e)—4.5%
Altius I Funding Corp., 5.349% due 1/12/07 (d)	$2,000	1,996
Bank of America N.A., 5.363% due 11/8/07, FRN (d)	500	500
Societe Generale, 5.25% due 1/2/07	558	558

		3,054

Repurchase Agreement—13.0%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $8,858; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $9,033 including accrued interest (cost—$8,853)	8,853	8,853

Total Short-Term Investments (cost—$11,900)		11,907

Total Investments before options written (cost—$69,173) (f)—105.2%		71,694

	Contracts	Value (000s)

OPTIONS WRITTEN (a)—(0.5)%

Call Options—(0.5)%
Aetna, Inc. (OTC) strike price $46.75, expires 2/16/07	300	$(17)
Altria Group, Inc. (CBOE) strike price $90, expires 2/17/07	150	(13)
American Stock Exchange	80	(20)
Broker/Dealer Index (OTC)
strike price $255, expires 2/17/07
American Stock Exchange	30	(22)
Oil Index (OTC)
strike price $1,230, expires 1/20/07	30	(22)
strike price $1,280, expires 2/17/07	30	(26)
Centex Corp. (CBOE) strike price $60, expires 1/20/07	240	(8)
Cisco Systems, Inc. (OTC) strike price $30.50, expires 2/16/07	750	(14)
Continental Airlines, Inc. (CBOE) strike price $50, expires 1/20/07	250	(3)
Freeport-McMoran
Copper & Gold, Inc. (CBOE) strike price $70, expires 2/17/07	170	(7)
GlobalSantaFe Corp. (OTC) strike price $63, expires 1/20/07	175	(8)
Hewlett Packard Co. (OTC) strike price $41.50, expires 1/20/07	200	(11)
MBIA, Inc. (CBOE) strike price $70, expires 1/20/07	130	(47)
MGIC Investment Corp. (OTC) strike price $66, expires 2/16/07	150	(10)
NII Holdings, Inc. (CBOE) strike price $70, expires 1/20/07	150	(3)
Nucor Corp. (CBOE) strike price $67.50, expires 1/20/07	130	(1)
S&P 500 Index (CBOE) strike price $1,425, expires 1/20/07	40	(44)
strike price $1,445, expires 2/17/07	50	(64)
strike price $1,450, expires 2/17/07	35	(34)
Wyeth (CBOE) strike price $53.75, expires 2/16/07	200	(7)

Total Options Written (premiums received—$541)		(359)

Total Investments net of options written (cost—$68,632)—104.7%		71,335

Liabilities in excess of other assets—(4.7)%		(3,191)

Net Assets—100.0%		$68,144

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  37

Schedule of Investments (cont.)
OCC Equity Premium Strategy Fund
 December 31, 2006 (unaudited)

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written.

(c) All or portion of securities on loan with an aggregate market value of $2,963; cash collateral of $3,029 was received with which the Fund purchased short-term investments.

(d) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Securities purchased with the cash proceeds from securities on loan.

(f) Securities with an aggregate value of $2,111, which represents 3.10% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

AMEX — American Stock Exchange

CBOE — Chicago Board Options Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

38  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
OCC Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—97.3%

Aerospace—1.3%
United Technologies Corp.	116,800	$7,302

Capital Goods—4.3%
Joy Global, Inc.	253,700	12,264
Textron, Inc.	117,000	10,971

		23,235

Consumer Discretionary—6.9%
Best Buy Co., Inc. (b)	271,400	13,350
Federated Department Stores, Inc.	477,000	18,188
Home Depot, Inc.	138,000	5,542

		37,080

Consumer Services—5.2%
Hilton Hotels Corp. (b)	639,000	22,301
Marriott International, Inc., Class A	120,000	5,726

		28,027

Consumer Staples—8.3%
Altria Group, Inc.	146,000	12,530
Colgate-Palmolive Co.	194,200	12,669
Kellogg Co. (b)	121,300	6,072
PepsiCo, Inc.	177,300	11,090
Wm. Wrigley Jr. Co. (b)	44,600	2,307

		44,668

Energy—7.0%
Arch Coal, Inc. (b)	285,200	8,565
ConocoPhillips	265,900	19,132
Exxon Mobil Corp.	133,700	10,245

		37,942

Financial Services—12.3%
Amvescap PLC	504,000	5,879
Capital One Financial Corp. (b)	125,000	9,603
Goldman Sachs Group, Inc.	54,000	10,765
IntercontinentalExchange, Inc. (a)	112,000	12,085
Lehman Brothers Holdings, Inc.	110,000	8,593
MGIC Investment Corp. (b)	148,900	9,312
Philadelphia Consolidated Holding Co. (a)(b)	226,200	10,079

		66,316

Healthcare—21.5%
Abbott Laboratories	317,600	15,470
Celgene Corp. (a)(b)	63,000	3,624
Coventry Health Care, Inc. (a)	117,000	5,856
Gilead Sciences, Inc. (a)	201,000	13,051
Roche Holdings AG	96,000	17,176
Stryker Corp.	310,000	17,084
UnitedHealth Group, Inc.	457,000	24,555
Wyeth	387,000	19,706

		116,522

Materials & Processing—4.9%
Phelps Dodge Corp.	97,000	11,613
Precision Castparts Corp.	193,500	15,147

		26,760

	Shares	Value (000s)

Technology—18.7%
Adobe Systems, Inc. (a)	131,000	$5,387
Broadcom Corp.,Class A (a)(b)	182,100	5,884
Cisco Systems, Inc. (a)	833,100	22,768
Citrix Systems, Inc. (a)(b)	190,600	5,156
EMC Corp. (a)	585,000	7,722
Google, Inc., Class A (a)(b)	39,600	18,235
Hewlett-Packard Co.	143,000	5,890
InterActiveCorp (a)(b)	136,600	5,076
Marvell Technology Group Ltd. (a)	331,000	6,352
Nortel Networks Corp. (a)	238,000	6,362
QUALCOMM, Inc.	143,000	5,404
Texas Instruments, Inc. (b)	234,800	6,762

		100,998

Telecommunications—5.8%
Corning, Inc. (a)	701,000	13,116
NII Holdings, Inc., Class B (a)(b)	286,000	18,430

		31,546

Transportation—1.1%
Norfolk Southern Corp.	113,700	5,718

Total Common Stock (cost—$444,553)		526,114

SHORT-TERM INVESTMENTS—16.2%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—13.2%
Bank of America N.A.,
5.362% due 11/8/07, FRN ©	$10,000	10,000
5.383% due 1/2/07	10,000	10,000
Citigroup Global Markets, Inc.
5.383% due 1/2/07	25,000	25,000
Goldman Sachs Group L.P., Series 2,
5.40% due 9/15/07, FRN ©	7,000	7,000
HSH Nordbank AG,
5.36% due 11/21/07, FRN ©	3,000	3,000
Morgan Stanley,
5.38% due 2/2/07, FRN	1,000	1,000
Northern Rock PLC,
5.39% due 8/3/07, FRN ©	2,000	2,000
Sigma Finance, Inc., FRN ©,
5.368% due 12/6/07	5,000	5,000
5.369% due 4/5/07	5,000	5,002
Societe Generale,
5.25% due 1/2/07	3,270	3,270

		71,272

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—3.0%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $16,266; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $16,582 including accrued interest (cost—$16,257)	$16,257	$16,257

Total Short-Term Investments (cost—$87,531)		87,529

Total Investments (cost—$532,084) (e)—113.5%		613,643

Liabilities in excess of other assets—(13.5)%		(72,807)

Net Assets—100.0%		$540,836

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $69,261; cash collateral of $71,129 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Securities with an aggregate value of $23,055, which represents 4.26% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  39

Schedule of Investments
OCC Renaissance Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.2%

Aerospace—6.1%
DRS Technologies, Inc. (b)	863,000	$45,463
Goodrich Corp.	976,000	44,457
Spirit Aerosystems Holdings, Inc. (a)	1,707,000	57,133

		147,053

Building/Construction—2.6%
Centex Corp. (b)	532,000	29,936
Lennar Corp., Class A	637,000	33,417

		63,353

Capital Goods—4.1%
Joy Global, Inc.	296,200	14,318
Parker Hannifin Corp.	300,000	23,064
Zebra Technologies Corp., Class A (a)(b)	1,741,000	60,570

		97,952

Commercial Products—1.3%
ChoicePoint, Inc. (a)	781,000	30,756

Consumer Discretionary—8.0%
Dollar General Corp.	1,352,300	21,718
Family Dollar Stores, Inc. (b)	418,000	12,260
K-Swiss, Inc.	979,000	30,094
Oshkosh Truck Corp., Class B	1,051,000	50,889
Ross Stores, Inc.	329,000	9,640
TJX Cos., Inc.	1,615,000	46,060
Walgreen Co.	464,000	21,293

		191,954

Consumer Services—7.5%
Lamar Advertising Co., Class A (a)(b)	631,000	41,261
Royal Caribbean Cruises Ltd. (b)	1,569,200	64,934
WPP Group PLC	5,574,000	75,223

		181,418

Consumer Staples—1.7%
Clorox Co.	653,000	41,890

Energy—6.3%
ConocoPhillips	517,000	37,198
National-Oilwell, Inc. (a)	870,000	53,227
Prosafe ASA	2,040,000	28,868
Range Resources Corp.	1,180,000	32,403

		151,696

Financial Services—30.4%
AFLAC, Inc. (b)	443,000	20,378
Ambac Financial Group, Inc. (b)	400,000	35,628
Bank of New York Co., Inc.	1,055,000	41,535
CBL & Assoc. Properties, Inc., REIT	1,417,600	61,453
CIT Group, Inc.	591,200	32,971
Citigroup, Inc.	238,800	13,301
Conseco, Inc. (a)(b)	2,123,000	42,418
Countrywide Financial Corp. (b)	618,000	26,234
JPMorgan Chase & Co.	900,000	43,470
M&T Bank Corp. (b)	307,000	37,503
MBIA, Inc. (b)	587,000	42,886

	Shares	Value (000s)

OneBeacon Insurance Group Ltd. (a)(b)	733,000	$20,524
PartnerRe Ltd.	268,000	19,036
Platinum Underwriters Holdings Ltd.	996,000	30,816
ProLogis Group, Inc., REIT	628,000	38,164
Reinsurance Group of America (b)	656,900	36,589
Stancorp Financial Group, Inc.	1,630,200	73,440
TD Ameritrade Holding Corp.	986,000	15,953
Wachovia Corp.	443,400	25,252
Zions Bancorporation	917,000	75,598

		733,149

Healthcare—7.5%
Barr Laboratories, Inc. (a)	293,000	14,685
Coventry Health Care, Inc. (a)	416,200	20,831
DaVita, Inc. (a)	460,000	26,165
Health Net, Inc. (a)	1,116,000	54,305
Invitrogen Corp. (a)(b)	475,000	26,880
Laboratory Corp. of America Holdings (a)(b)	252,000	18,514
WellPoint, Inc. (a)	250,000	19,672

		181,052

Information Technology—1.2%
CDW Corp.	421,000	29,605

Materials & Processing—0.9%
Smurfit-Stone Containers Corp. (a)(b)	2,096,000	22,134

Technology—6.8%
Ametek, Inc.	625,500	19,916
Amphenol Corp., Class A	181,000	11,236
CACI International, Inc. (a)	642,000	36,273
Fairchild Semi-conductor International, Inc. (a)	913,000	15,347
Gentex Corp. (b)	1,070,600	16,659
Mantech International Corp. (a)	324,000	11,933
Tektronix, Inc.	1,153,313	33,642
Thermo Fisher Scientific, Inc. (a)(b)	397,300	17,994

		163,000

Telecommunications—2.2%
AT&T, Inc. (b)	1,274,700	45,570
Motorola, Inc.	396,000	8,142

		53,712

Transportation—3.0%
Union Pacific Corp. (b)	355,000	32,667
UTI Worldwide, Inc.	1,335,000	39,916

		72,583

	Shares	Value (000s)

Utilities—9.6%
Dominion Resources, Inc. (b)	600,000	$50,304
DPL, Inc. (b)	902,000	25,057
Duke Energy Corp. (b)	1,900,000	63,099
Entergy Corp.	306,000	28,250
SCANA Corp.	482,000	19,579
Vectren Corp.	637,946	18,041
Wisconsin Energy Corp.	560,000	26,578

		230,908

Total Common Stock (cost—$2,170,215)		2,392,215

EXCHANGE-TRADED FUND—1.0%

iShares Russell Midcap Value Index Fund (cost—$24,791)	170,000	24,938

SHORT-TERM INVESTMENTS—16.6%

Collateral Invested for Securities on Loan (d)—16.1%
Allianz Dresdner Daily Asset Fund (e)	60,000,000	60,000

	Principal Amount (000s)

Bank of America N.A.,
5.363% due 6/19/07, FRN (c)	$20,000	20,000
5.383% due 1/2/07	48,000	48,000
Bayerische Landesbank,
5.40% due 1/25/07, FRN	1,000	1,000
Bear Stearns Cos., Inc.,
5.433% due 1/2/07	10,000	10,000
Citigroup Global Markets, Inc.,
5.383% due 1/2/07	74,000	74,000
G Street Finance Corp.,
5.333% due 1/24/07	17,000	16,935
Goldman Sachs Group L.P.,
5.443% due 12/18/07 (c)	17,000	17,000
Goldman Sachs Group L.P., Series 2,
5.40% due 9/15/07, FRN (c)	44,000	44,000
HSH Nordbank AG,
5.31% due 1/16/07	5,000	5,000
5.36% due 11/21/07, FRN (c)	10,000	10,000
Morgan Stanley,
5.372% due 8/17/07	5,000	5,000
5.373% due 4/5/07	22,000	22,000
5.38% due 2/2/07, FRN	10,000	10,000
Northern Rock PLC,
5.39% due 8/3/07, FRN (c)	5,000	5,000
Scaldis Capital LLC,
5.307% due 1/8/07 (c)	5,000	4,992
Sigma Finance, Inc., FRN (c),
5.368% due 6/20/07	10,000	10,000
5.369% due 4/5/07	5,000	5,002
5.372% due 7/27/07	14,100	14,103
Societe Generale,
5.25% due 1/2/07	5,760	5,760

		387,792

40  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
OCC Renaissance Fund
 December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—0.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $12,776; collateralized by Fannie Mae, 3.00%, due 8/15/07, valued at $13,029 including accrued interest (cost—$12,769)	$12,769	$12,769

Total Short-Term Investments (cost—$400,507)		400,561

Total Investments (cost—$2,595,513) (f)—116.8%		2,817,714

Liabilities in excess of other assets—(16.8)%		(406,160)

Net Assets—100.0%		$2,411,554

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $376,084; cash collateral of $386,872 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

(f) Securities with an aggregate value of $104,092, which represents 4.32% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   41

Schedule of Investments
OCC Target Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.6%

Aerospace—1.0%
Spirit Aerosystems Holdings, Inc. (a)	200,000	$6,694

Capital Goods—4.8%
Joy Global, Inc.	260,000	12,569
Manitowoc Co.	165,000	9,806
Textron, Inc.	95,000	8,908

		31,283

Communications—4.3%
Focus Media Holding Ltd. ADR (a)	100,000	6,639
NII Holdings, Inc., Class B (a)(b)	330,000	21,265

		27,904

Consumer Discretionary—7.9%
CapitalSource, Inc., REIT (b)	475,000	12,972
Coach, Inc. (a)	425,000	18,258
Force Protection, Inc. (a)(b)	575,000	10,011
Nordstrom, Inc.	160,000	7,894
Under Armour, Inc. (a)(b)	50,000	2,523

		51,658

Consumer Services—9.9%
Corporate Executive Board Co. (b)	80,000	7,016
Hilton Hotels Corp. (b)	600,000	20,940
Live Nations, Inc. (a)	350,000	7,840
Pinnacle Entertainment, Inc. (a)	350,000	11,599
Starwood Hotels & Resorts Worldwide, Inc.	150,000	9,375
XM Satellite Radio Holdings, Inc., Class A (a)	500,000	7,225

		63,995

Consumer Staples—2.4%
Fomento Economico Mexicano S.A. de C.V. ADR	135,000	15,628

Energy—5.3%
First Solar, Inc. (a)	100,000	2,980
Grant Prideco, Inc. (a)	50,000	1,988
Helix Energy Solutions Group, Inc. (a)(b)	250,000	7,843
Quicksilver Resources, Inc. (a)(b)	250,000	9,148
Range Resources Corp.	200,000	5,492
Sunoco, Inc.	115,000	7,171

		34,622

Financial Services—11.7%
Affiliated Managers Group, Inc. (a)(b)	80,000	8,410
AmeriCredit Corp. (a)(b)	450,000	11,326
Greenhill & Co., Inc. (b)	150,000	11,070
IntercontinentalExchange, Inc. (a)	245,000	26,436
Redwood Trust, Inc., REIT	150,000	8,712
VistaPrint Ltd. (a)	300,000	9,933

		75,887

	Shares	Value (000s)

Healthcare—19.2%
Celgene Corp. (a)(b)	227,100	$13,065
Coventry Health Care, Inc. (a)	200,000	10,010
Express Scripts, Inc. (a)	150,000	10,740
Gen-Probe, Inc. (a)	215,000	11,260
Hologic, Inc. (a)(b)	250,000	11,820
Illumina, Inc. (a)	175,000	6,879
Intuitive Surgical, Inc. (a)	100,000	9,590
Keryx Biopharmaceuticals, Inc. (a)	500,000	6,650
New River Pharmaceuticals, Inc. (a)(b)	150,000	8,206
Psychiatric Solutions, Inc. (a)(b)	265,000	9,943
Sirona Dental Systems, Inc.	150,000	5,777
Theravance, Inc. (a)	350,000	10,811
Ventana Medical Systems, Inc. (a)(b)	240,000	10,327

		125,078

Materials & Processing—2.1%
Precision Castparts Corp.	175,000	13,699

Multi-Media—1.9%
Central European Media Enterprises Ltd., Class A (a)(b)	180,000	12,600

Technology—25.4%
ADC Telecommunications, Inc. (a)	380,000	5,521
Adobe Systems, Inc. (a)	300,000	12,336
Akamai Technologies, Inc. (a)	230,000	12,218
American Reprographics Co. (a)	250,000	8,327
American Tower Corp. (a)(b)	545,000	20,318
aQuantive, Inc. (a)	265,000	6,535
BEA Systems, Inc. (a)	640,000	8,051
Citrix Systems, Inc. (a)	260,000	7,033
Cognizant Technology Solutions Corp., Class A (a)	120,000	9,259
Comverse Technology, Inc. (a)(b)	220,000	4,644
Cypress Semi-conductor Corp. (a)(b)	315,000	5,314
Electronic Arts, Inc. (a)	90,000	4,532
Energy Conversion Devices, Inc. (a)(b)	110,000	3,738
F5 Networks, Inc. (a)	110,000	8,163
Juniper Networks, Inc. (a)	415,000	7,860
Marvell Technology Group Ltd. (a)	360,000	6,908
MEMC Electronic Materials, Inc. (a)	101,300	3,965
Microchip Technology, Inc.	100,000	3,270
National Semi-conductor Corp.	290,000	6,583
Network Appliance, Inc. (a)	220,000	8,642
SRA International, Inc. (a)(b)	175,000	4,680
TIBCO Software, Inc. (a)	770,000	7,269

		165,166

	Shares	Value (000s)

Telecommunications—0.7%
NTL, Inc.	185,000	$4,669

Transportation—3.0%
Copa Holdings S.A.	125,000	5,820
UTI Worldwide, Inc.	450,000	13,455

		19,275

Total Common Stock (cost—$524,705)		648,158

SHORT-TERM INVESTMENTS—23.3%

Collateral Invested for Securities on Loan (d)—23.3%
Allianz Dresdner Daily Asset Fund (e)	3,000,000	3,000

	Principal Amount (000s)

Bank of America N.A., 5.362% due 11/8/07, FRN (c)	$10,000	10,000
5.383% due 1/2/07	23,000	23,000
Bayerische Landesbank, 5.40% due 1/25/07, FRN	1,000	1,000
Bear Stearns Cos., Inc., 5.433% due 1/2/07	20,000	20,000
Citigroup Global Markets, Inc., 5.383% due 1/2/07	16,000	16,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	2,000	2,000
HSH Nordbank AG, 5.36% due 11/21/07, FRN (c)	5,000	5,000
Morgan Stanley, 5.372% due 4/5/07	15,000	15,000
5.38% due 2/2/07, FRN	3,000	3,000
5.394% due 2/15/07, FRN	5,000	5,003
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c), 5.332% due 1/19/07	20,000	19,996
5.341% due 5/30/07	5,000	4,999
Sigma Finance, Inc., FRN (c), 5.363% due 4/16/07	5,000	5,000
5.368% due 6/20/07	5,000	5,000
5.369% due 4/5/07	5,000	5,002
Societe Generale, 5.25% due 1/2/07	6,596	6,597

Total Short-Term Investments (cost—$151,596)		151,597

42  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
OCC Target Fund
December 31, 2006 (unaudited)

	Contracts	Value (000s)

OPTIONS PURCHASED (a)—0.1%

Call Options—0.1%
Citrix Systems, Inc. (CBOE) strike price $25, expires 1/20/07	2,000	$520
strike price $30, expires 1/20/07	5,000	150

Total Options Purchased (cost—$1,929)		670

Total Investments (cost—$678,230)—123.0%		800,425

Liabilities in excess of other assets—(23.0)%		(149,444)

Net Assets—100.0%		$650,981

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $147,050; cash collateral of $151,204 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  43

Schedule of Investments
OCC Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.3%

Aerospace—0.9%
Boeing Co.	200,000	$17,768

Building/Construction—5.0%
D.R. Horton, Inc.	1,000,000	26,490
Lennar Corp., Class A (b)	1,400,000	73,444

		99,934

Capital Goods—4.2%
Honeywell International, Inc. (b)	900,000	40,716
Parker Hannifin Corp.	550,000	42,284

		83,000

Consumer Discretionary—2.8%
Dollar General Corp. (b)	2,250,000	36,135
Federated Department Stores, Inc. (b)	250,000	9,532
TJX Cos., Inc.	375,000	10,695

		56,362

Consumer Services—4.3%
Carnival Corp. (b)	1,750,000	85,838

Energy—16.7%
BP PLC ADR	700,000	46,970
Chevron Corp. (b)	1,700,000	125,001
ConocoPhillips	1,450,000	104,327
GlobalSantaFe Corp.	1,000,000	58,780

		335,078

Financial Services—36.7%
Allstate Corp.	500,000	32,555
American International Group, Inc. (b)	500,000	35,830
Bank of America Corp.	700,000	37,373
Bank of New York Co., Inc.	1,050,000	41,338
Countrywide Financial Corp. (b)	2,500,000	106,125
Everest Re Group Ltd.	250,000	24,528
Hartford Financial Services Group, Inc.	400,000	37,324
JPMorgan Chase & Co. (b)	1,700,000	82,110
MBIA, Inc. (b)	1,300,000	94,978
Merrill Lynch & Co., Inc. (b)	500,000	46,550
MetLife, Inc. (b)	1,200,000	70,812
Morgan Stanley	600,000	48,858
RenaissanceRe Holdings Ltd.	593,500	35,610
Wells Fargo & Co.	1,150,000	40,894

		734,885

Healthcare—9.7%
Aetna, Inc.	1,000,000	43,180
Health Net, Inc. (a)	400,000	19,464
Pfizer, Inc.	2,800,000	72,520
WellPoint, Inc. (a)	750,000	59,018

		194,182

Industrial—0.9%
American Standard Cos., Inc.	400,000	18,340

Materials & Processing—2.3%
Temple-Inland, Inc. (b)	1,000,000	46,030

	Shares	Value (000s)

Multi-Media—0.9%
Dow Jones & Co., Inc. (b)	500,000	$19,000

Technology—1.3%
Dell, Inc. (a)(b)	1,000,000	25,090
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	2	—	(f)

		25,090

Telecommunications—7.2%
AT&T, Inc. (b)	2,300,000	82,225
Motorola, Inc.	2,000,000	41,120
Windstream Corp.	1,489,999	21,188

		144,533

Transportation—1.4%
Union Pacific Corp.	300,000	27,606

Utilities—5.0%
Dominion Resources, Inc. (b)	1,200,000	100,608

Total Common Stock (cost—$1,692,449)		1,988,254

SHORT-TERM INVESTMENTS—17.8%

Collateral Invested for Securities on Loan (d)—16.7%
Allianz Dresdner Daily Asset Fund (e)	254,097,412	254,097

	Principal amount (000s)

Bayerische Landesbank, 5.40% due 1/25/07, FRN	$1,000	1,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	20,000	20,000
Morgan Stanley, 5.372% due 4/5/07	38,000	38,000
5.38% due 2/2/07, FRN	7,000	7,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	4,000	4,000
Sigma Finance, Inc., 5.369% due 4/5/07, FRN (c)	10,000	10,004

		334,101

Repurchase Agreement—1.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $22,454; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $13,197 including accrued interest; and Fannie Mae, 6.00%, due 5/15/08, valued at $9,698 including accrued interest (cost—$22,442)	22,442	22,442

Total Short-Term Investments (cost—$356,543)		356,543

Total Investments (cost—$2,048,992)—117.1%		2,344,797

Liabilities in excess of other assets—(17.1)%		(341,665)

Net Assets—100.0%		$2,003,132

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $325,863; cash collateral of $334,100 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

(f) Amount is less than $500.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

44  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
RCM Large-Cap Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK-99.1%

Aerospace—3.1%
Boeing Co.	71,000	$6,308
United Technologies Corp.	172,600	10,791

		17,099

Capital Goods—5.1%
Fluor Corp. (c)	91,400	7,463
General Electric Co.	547,500	20,372

		27,835

Consumer Discretionary—6.3%
Coach, Inc. (a)	190,500	8,184
Federated Department Stores, Inc.	186,700	7,119
J.C. Penney Co., Inc. (c)	121,500	9,399
Walgreen Co. (c)	209,700	9,623

		34,325

Consumer Services—2.1%
Marriott International, Inc., Class A (c)	240,700	11,486

Consumer Staples—8.1%
Colgate-Palmolive Co.	181,100	11,815
PepsiCo, Inc.	254,800	15,938
Procter & Gamble Co.	259,900	16,704

		44,457

Energy—8.2%
Canadian Natural Resources Ltd. (c)	176,700	9,406
Schlumberger Ltd. (c)	213,300	13,472
Transocean, Inc. (a)(c)	110,600	8,946
Valero Energy Corp.	54,300	2,778
Weatherford International Ltd. (a)(c)	254,900	10,652

		45,254

Financial Services—15.7%
American International Group, Inc.	172,100	12,333
Citigroup, Inc.	316,000	17,601
Franklin Resources, Inc. (c)	101,600	11,193
Genworth Financial, Inc., Class A (c)	116,700	3,992
Legg Mason, Inc. (c)	36,600	3,479
Merrill Lynch & Co., Inc.	138,500	12,894
U.S. Bancorp (c)	386,100	13,973
Zions Bancorporation	127,300	10,495

		85,960

Healthcare—19.1%
Abbott Laboratories	172,500	8,402
Aetna, Inc.	190,160	8,211
Allergan, Inc. (c)	69,000	8,262
Amgen, Inc. (a)(c)	99,100	6,769
Cardinal Health, Inc.	85,200	5,489
Genentech, Inc. (a)	82,900	6,726
Gilead Sciences, Inc. (a)(c)	183,500	11,915
Novartis AG ADR	138,900	7,978
Shire Pharmaceuticals Group PLC ADR	116,350	7,186
St. Jude Medical, Inc. (a)	184,400	6,742
UnitedHealth Group, Inc.	119,100	6,399
Wyeth	252,000	12,832
Zimmer Holdings, Inc. (a)(c)	98,400	7,713

		104,624

	Shares	Value (000s)

Multi-Media—2.1%
Walt Disney Co.	336,200	$11,522

Technology—19.8%
Apple Computer, Inc. (a)	160,600	13,625
Autodesk, Inc. (a)	115,600	4,677
Corning, Inc. (a)	174,400	3,263
Google, Inc., Class A (a)(c)	33,200	15,288
Hewlett-Packard Co.	466,300	19,207
Intel Corp. (c)	515,100	10,431
Marvell Technology Group Ltd. (a)	429,200	8,236
Microsoft Corp. (c)	516,800	15,432
Motorola, Inc.	439,200	9,030
Texas Instruments, Inc.	185,800	5,351
Yahoo!, Inc. (a)	152,100	3,885

		108,425

Telecommunications—6.9%
AT&T, Inc. (c)	492,900	17,621
Cisco Systems, Inc. (a)(b)	428,500	11,711
QUALCOMM, Inc.	220,200	8,321

		37,653

Transportation—2.6%
Burlington Northern Santa Fe Corp.	105,700	7,802
FedEx Corp.	61,600	6,691

		14,493

Total Common Stock (cost—$461,286)		543,133

SHORT-TERM INVESTMENTS—20.1%

Collateral Invested for Securities on Loan (d)—19.6%
Allianz Dresdner Daily Asset Fund (e)	104,639,750	104,640

	Principal amount (000s)

Morgan Stanley, 5.38% due 2/2/07, FRN	$3,000	3,000

		107,640

Repurchase Agreement—0.5%	2,731	2,731
State Street Bank &Trust Co., dated 12/29/06,4.90%, due 1/2/07,proceeds $2,732;collateralized by Federal Home Loan Bank, 4.125%,due 4/18/08, valued at $2,788 including accrued interest (cost—$2,731)	2,731	2,731

Total Short-Term Investments (cost—$110,371)		110,371

	Contracts	Value (000s)

OPTIONS PURCHASED (a)—0.6%

Call Options—0.6%
AT&T, Inc. (CBOE), strike price $35, expires 1/19/08	2,398	$792
Cisco Systems, Inc. (CBOE), strike price $25,expires 1/19/08	4,285	2,228

Total Options Purchased (cost—$1,732)		3,020

Total Investments before options written (cost—$573,389)—119.8%		656,524

OPTIONS WRITTEN (a)—(0.4)%

Call Options—(0.4)%
Cisco Systems, Inc. (CBOE), strike price $30,expires 1/19/08	8,570	(2,185)

Put Options—(0.0)%
AT&T, Inc. (CBOE), strike price $30,expires 1/19/08	2,398	(192)

Total Options Written (premiums received—$1,192)		(2,377)

Total Investments net of options written (cost—$572,197)—119.4%		654,147

Liabilities in excess of other assets—(19.4)%		(106,047)

Net Assets—100.0%		$548,100

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written.

(c) All or portion of securities on loan with an aggregate market value of $104,891; cash collateral of $107,639 was received with which the Fund purchased short-term investments.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  45

Schedule of Investments
RCM Mid-Cap Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.8%

Building/Construction—1.1%
Foster Wheeler Ltd. (a)	16,800	$926

Capital Goods—4.8%
Cooper Industries Ltd., Class A	17,000	1,537
Intermec, Inc. (a)(b)	42,660	1,036
Rockwell Automation, Inc.	12,800	782
Roper Industries, Inc.	13,400	673

		4,028

Communications—2.2%
Comverse Technology, Inc. (a)(b)	34,100	720
NII Holdings, Inc., Class B (a)	18,100	1,166

		1,886

Consumer Discretionary—13.8%
Applebee’s International, Inc.	31,050	766
Coach, Inc. (a)	38,540	1,656
GameStop Corp. (a)(b)	21,530	1,187
International Game Technology	33,540	1,550
J.C. Penney Co., Inc.	7,230	559
Nordstrom, Inc.	12,010	593
Oshkosh Truck Corp., Class B	9,380	454
Polo Ralph Lauren Corp., Class A	18,690	1,451
Quiksilver, Inc. (a)	90,800	1,430
Talbots, Inc. (b)	22,050	531
TJX Cos., Inc.	51,130	1,458

		11,635

Consumer Services—5.8%
Alliance Data Systems Corp. (a)	4,700	294
Corporate Executive Board Co.	5,100	447
Everest Re Group Ltd.	12,795	1,255
Hertz Global Holdings, Inc. (a)	22,900	398
Quanta Services, Inc. (a)	27,100	533
SAIC, Inc. (a)	38,600	687
UTI Worldwide, Inc.	43,750	1,308

		4,922

Consumer Staples—7.2%
Bunge Ltd.	11,680	847
Clorox Co.	22,080	1,417
Hansen Natural Corp. (a)(b)	50,100	1,687
Pepsi Bottling Group, Inc.	23,800	736
Safeway, Inc.	29,710	1,027
United Natural Foods, Inc. (a)(b)	9,700	348

		6,062

Energy—7.9%
ENSCO International, Inc.	12,800	641
First Solar, Inc. (a)	2,310	69
National-Oilwell, Inc. (a)	30,600	1,872
Noble Energy, Inc.	5,400	265
Peabody Energy Corp.	19,800	$800
Southwestern Energy Co. (a)	42,900	1,504
Weatherford International Ltd. (a)(b)	35,800	1,496

		6,647

Environmental Services—1.7%
Republic Services, Inc.	34,400	1,399

	Shares	Value (000s)

Financial Services—7.7%
Affiliated Managers Group, Inc. (a)(b)	8,300	$873
City National Corp.	11,445	815
Federated Investors, Inc.	35,220	1,190
Lazard Ltd., Class A (b)	31,100	1,472
Northern Trust Corp.	16,750	1,016
Zions Bancorporation	13,090	1,079

		6,445

Healthcare—14.4%
Allergan, Inc.	13,680	1,638
Biomet, Inc.	7,800	322
Brookdale Senior Living, Inc. (b)	16,900	811
Celgene Corp. (a)(b)	14,560	838
Covance, Inc. (a)	2,600	153
Cytyc Corp. (a)	17,800	504
Endo Pharmaceuticals Holdings, Inc. (a)	37,480	1,034
Forest Laboratories, Inc. (a)	3,700	187
Health Net, Inc. (a)	14,000	681
Nektar Therapeutics, Inc. (a)(b)	22,600	344
PDL BioPharma, Inc. (a)(b)	23,230	468
Quest Diagnostics, Inc. (b)	21,060	1,116
Shire Pharmaceuticals Group PLC ADR	21,900	1,353
St. Jude Medical, Inc. (a)	29,900	1,093
Theravance, Inc. (a)	17,200	531
Varian Medical Systems, Inc. (a)	20,100	956
Zymogenetics, Inc. (a)(b)	5,000	78

		12,107

Hotels/Gaming—3.1%
Melco PBL Entertainment Macau Ltd. ADR (a)(b)	32,200	685
Starwood Hotels & Resorts Worldwide, Inc.	30,100	1,881

		2,566

Materials & Processing—4.8%
Air Products & Chemicals, Inc.	16,650	1,170
Ecolab, Inc.	6,260	283
Precision Castparts Corp.	26,200	2,051
Rohm & Haas Co.	10,400	532

		4,036

Metals & Mining—0.6%
Freeport-McMoran Copper & Gold, Inc., Class B	1,500	84
Phelps Dodge Corp.	3,780	452

		536

Multi-Media—0.3%
Univision Communications, Inc., Class A (a)	7,400	262

	Shares	Value (000s)

Technology—22.9%
Activision, Inc. (a)(b)	99,550	$1,716
Ametek, Inc.	43,540	1,386
Autodesk, Inc. (a)	32,960	1,334
BEA Systems, Inc. (a)	33,700	424
Broadcom Corp., Class A (a)	17,600	569
Cognizant Technology Solutions Corp., Class A (a)	13,110	1,012
Digital Insight Corp. (a)	5,100	196
Eclipsys Corp. (a)	11,200	230
Electronic Arts, Inc. (a)	3,100	156
Energy Conversion Devices, Inc. (a)	9,500	323
Global Payments, Inc.	20,700	958
Intersil Corp.	48,600	1,163
Marvell Technology Group Ltd. (a)	43,900	842
Maxim Integrated Products, Inc.	21,840	669
McAfee, Inc. (a)	26,600	755
MEMC Electronic Materials, Inc. (a)	6,080	238
Microchip Technology, Inc. (b)	30,000	981
National Semi-conductor Corp. (b)	48,700	1,105
NAVTEQ Corp. (a)	10,300	360
PMC-Sierra, Inc. (a)(b)	45,100	303
Red Hat, Inc. (a)(b)	63,740	1,466
Salesforce.com, Inc. (a)	10,550	385
SanDisk Corp. (a)	5,200	224
SBA Communications Corp. (a)	20,900	575
Seagate Technology, Inc.	23,300	617
Thermo Fisher Scientific, Inc. (a)	29,310	1,327

		19,314

Transportation—0.5%
Landstar System, Inc.	11,300	431

Total Common Stock (cost—$75,935)		83,202

SHORT-TERM INVESTMENTS—19.2%

Collateral Invested for Securities on Loan (c)(d)—18.0%
Allianz Dresdner Daily Asset Fund	15,173,862	15,174

	Principal Amount (000s)

Repurchase Agreement—1.2%

State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $1,043; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $1,068 including accrued interest (cost—$1,042)	$1,042	1,042

Total Short-Term Investments (cost—$16,216)		16,216

46  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
RCM Mid-Cap Fund
 December 31, 2006 (unaudited)

Value (000s)

Total Investments (cost—$92,151)—118.0%	$99,418

Liabilities in excess of other assets—(18.0)%	(15,188)

Net Assets—100.0%	$84,230

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $14,758; cash collateral of $15,174 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  47

Schedule of Investments
RCM Strategic Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—90.5%

Aerospace—4.2%
Boeing Co.	675	$60
General Dynamics Corp.	546	41
United Technologies Corp.	880	55

		156

Building/Construction—1.2%
ABB Ltd.	2,062	37
Lennar Corp., Class A	145	8

		45

Capital Goods—2.5%
Danaher Corp.	596	43
Fluor Corp.	585	48

		91

Chemicals—1.5%
Monsanto Co.	583	30
Praxair, Inc.	400	24

		54

Communications—0.5%
Focus Media Holding Ltd. ADR (a)	290	19

Consumer Discretionary—8.8%
Coach, Inc. (a)	1,110	48
Federated Department Stores, Inc.	1,104	42
J.C. Penney Co., Inc.	815	63
Nintendo Co., Ltd.	266	69
Under Armour, Inc. (a)	988	50
Walgreen Co.	1,090	50

		322

Consumer Services—0.9%
Corporate Executive Board Co.	278	25
SAIC, Inc. (a)	460	8

		33

Consumer Staples—7.0%
Clorox Co.	118	7
Colgate-Palmolive Co.	761	50
Hansen Natural Corp. (a)	1,570	53
PepsiCo, Inc. (b)	1,373	86
Procter & Gamble Co.	936	60

		256

Energy—2.3%
Baker Hughes, Inc.	140	10
BHP Billiton Ltd. ADR	500	20
First Solar, Inc. (a)	66	2
Halliburton Co.	550	17
Schlumberger Ltd.	438	28
Sunpower Corp. (a)	190	7

		84

Financial Services—6.2%
Chicago Mercantile Exchange Holdings, Inc. (b)	80	41
DBS Group Holdings Ltd.	3,030	44
Lazard Ltd., Class A	630	30
U.S. Bancorp	1,995	72
Wachovia Corp.	729	42

		229

	Shares	Value (000s)

Healthcare—15.1%
Abbott Laboratories (b)	1,125	$55
Aetna, Inc.	1,125	48
Allergan, Inc. (b)	492	59
Amgen, Inc. (a)	560	38
Celgene Corp. (a)	1,460	84
Genentech, Inc. (a)	516	42
Gilead Sciences, Inc. (a)	877	57
Johnson & Johnson (b)	950	63
St. Jude Medical, Inc. (a)	1,450	53
Wyeth	1,060	54

		553

Hotels/Gaming—2.6%
Starwood Hotels & Resorts Worldwide, Inc. (b)	1,507	94

Materials & Processing—1.1%
Precision Castparts Corp.	505	39

Metals & Mining—1.1%
Anglo Platinum Ltd.	324	39

Multi-Media—0.8%
Univision Communications, Inc., Class A (a)	858	30

Oil & Gas—1.5%
Cameron International Corp. (a)	50	3
Exxon Mobil Corp.	600	46
GlobalSantaFe Corp.	42	2
Transocean, Inc. (a)	32	3

		54

Technology—26.6%
Activision, Inc. (a)	1,570	27
Adobe Systems, Inc. (a)	470	19
American Tower Corp. (a)	92	3
Apple Computer, Inc. (a)	749	64
Autodesk, Inc. (a)	710	29
Cerner Corp. (a)(b)	1,240	56
Chartered Semi-conductor Manufacturing Ltd. ADR (a)	2,550	21
Cisco Systems, Inc. (a)	2,036	56
Cognizant Technology Solutions Corp., Class A (a)	513	40
Ctrip.com International Ltd. ADR	137	9
EMC Corp. (a)	1,820	24
Energy Conversion Devices, Inc. (a)	660	22
FormFactor, Inc. (a)	23	1
Google, Inc., Class A (a)(b)	279	128
Hewlett-Packard Co.	1,020	42
Isilon Systems, Inc. (a)	50	1
Marvell Technology Group Ltd. (a)	1,665	32
Maxim Integrated Products, Inc.	500	15
Microsoft Corp.	1,821	54
Network Appliance, Inc. (a)	855	34
Nortel Networks Corp. (a)	260	7
NVIDIA Corp. (a)	1,275	47
QLogic Corp. (a)	1,210	27
Red Hat, Inc. (a)	1,725	40
Research In Motion Ltd. (a)	220	28
Salesforce.com, Inc. (a)	782	29
Seagate Technology, Inc.	1,285	34
Telefonaktiebolaget LM Ericsson ADR	595	24
Tencent Holdings Ltd.	11,610	41
THQ, Inc. (a)	610	20

		974

	Shares	Value (000s)

Telecommunications—4.8%
Amdocs Ltd. (a)	625	$24
AT&T, Inc.	1,800	64
Comverse Technology, Inc. (a)	2,210	47
NII Holdings, Inc., Class B (a)	658	43

		178

Transportation—1.8%
Burlington Northern Santa Fe Corp.	472	35
Expeditors International Washington, Inc.	800	32

		67

Total Common Stock (cost—$3,048)		3,317

WARRANTS (a)—1.4%

	Units

Suppress—1.4%
Merrill Lynch—Hon Hai Precision Industry Co., Ltd., Expires 11/17/10	3,840	28
Merrill Lynch—Infosys Technologies Ltd., Expires 11/22/10	420	21

Total Warrants (cost—$46)		49

SHORT-TERM INVESTMENT—6.8%

Principal Amount (000s)

Repurchase Agreement—6.8%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $250; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $256 including accrued interest (cost—$250)	$250	250

OPTIONS PURCHASED (a)—3.1%

	Contracts

Call Options—3.0%
American Tower Corp. (CBOE),
strike price $40,
expires 1/19/08	2	1
AT&T, Inc. (CBOE),
strike price $35,
expires 1/19/08	10	3
Cisco Systems, Inc. (CBOE),
strike price $18,
expires 1/19/08	15	16
Clorox Co. (PHLX),
strike price $60,
expires 1/19/08	9	7
Colgate Palmolive Co. (CBOE),
strike price $60,
expires 2/17/07	3	2
Dell, Inc. (CBOE),
strike price $25,
expires 1/19/08	2	1
Federated Department
Stores, Inc. (CBOE), strike price
$43, expires 1/19/08	8	3

48  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
RCM Strategic Growth Fund
December 31, 2006 (unaudited)

	Contracts	Value (000s)

Hewlett Packard Co. (CBOE),
strike price $30,
expires 1/19/08	33	$44
Microsoft Corp. (CBOE),
strike price $23,
expires 1/19/08	29	25
Monsanto Co. (CBOE),
strike price $43,
expires 1/19/08	1	1
Red Hat, Inc. (CBOE),
strike price $20,
expires 4/20/07	8	3
Research In Motion Ltd.
(CBOE), strike price $140,
expires 6/16/07	2	2

		108

Put Options—0.1%
Nasdaq-100 Index Tracking Stock,
strike price $44,
expires 2/17/07	37	5

Total Options Purchased (cost—$75)		113

Total Investments before options written and securities sold short (cost—$3,419) (c)—101.8%		3,729

OPTIONS WRITTEN (a)—(0.5)%

Call Options—(0.2)%
Apple Computer, Inc. (CBOE),
strike price $85, expires 1/20/07	1	—	(d)
strike price $90, expires 1/20/07	1	—	(d)
strike price $95, expires 1/20/07	1	—	(d)
Celgene Corp. (CBOE),
strike price $55, expires 1/20/07	7	(3)
Ctrip.com International Ltd. (CBOE),
strike price $60, expires 1/20/07	1	—	(d)
Dell, Inc. (CBOE),
strike price $30, expires 1/19/08	4	(1)
Federated Department Stores, Inc. (CBOE),
strike price $50,
expires 1/19/08	16	(2)
Gilead Sciences, Inc. (CBOE),
strike price $70, expires 1/20/07	2	—	(d)
Monsanto Co. (CBOE),
strike price $50, expires 1/19/08	2	(2)
SAIC, Inc. (CBOE),
strike price $23, expires 2/17/07	4	—	(d)
United Technologies Corp. (CBOE),
strike price $60, expires 1/20/07	3	(1)

		(9)

Put Options—(0.3)%
American Tower Corp. (CBOE),
strike price $33, expires 1/19/08	2	—	(d)
AT&T, Inc. (CBOE),
strike price $30,
expires 1/19/08	10	(1)
Comverse Technology, Inc. (CBOE),
strike price $19,
expires 1/19/07	16	—	(d)
Ctrip.com International Ltd. (CBOE),
strike price $40, expires 3/17/07	2	—	(d)
strike price $50, expires 1/20/07	2	—	(d)
Dell, Inc. (CBOE),
strike price $23, expires 1/19/08	2	—	(d)
Electronic Arts, Inc. (CBOE),
strike price $50, expires 6/16/07	2	(1)

	Contracts	Value (000s)

Energy Conversion
Devices, Inc. (CBOE), strike price $35,
expires 3/17/07	2	$(1)
strike price $35, expires 1/20/07	2	— (d)
Monsanto Co. (CBOE),
strike price $43, expires 2/16/07	8	— (d)
Nasdaq-100 Index Tracking Stock,
strike price $40, expires 2/17/07	51	(1)
Oil Service Holders Trust (CBOE),
strike price $125, expires 1/20/07	4	— (d)
strike price $135, expires 1/20/07	4	(1)
strike price $140, expires 1/20/07	2	(1)
Qualcomm, Inc. (CBOE),
strike price $35, expires 4/21/07	4	(1)
Red Hat, Inc. (CBOE),
strike price $15, expires 4/20/07	8	— (d)
Research In Motion Ltd. (CBOE),
strike price $75, expires 1/20/07	1	— (d)
strike price $120, expires 6/16/07	2	(2)
SAIC, Inc. (CBOE),
strike price $18, expires 2/17/07	4	— (d)
Salesforce Com., Inc. (CBOE),
strike price $35, expires 5/19/07	1	— (d)

		(9)

Total Options Written (premiums received—$32)		(18)

SECURITIES SOLD SHORT—(2.1)%

	Shares

Financial Services—(0.7)%
Fifth Third Bancorp.	620	(25)

Exchange-Traded Funds—(1.1)%
Nasdaq-100 Index Tracking Stock	495	(21)
Semi-conductor HOLDRs Trust	585	(20)

		(41)

Technology—(0.3)%
Electronic Arts, Inc. (a)	210	(11)

Total Securities Sold Short (proceeds—$77)		(77)

Total Investments net of options written and securities sold short (cost—$3,310)—99.2%		3,634

Other assets less liabilities—0.8%		30

Net Assets—100.0%		$3,664

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for transactions in options written and securities sold short.

(c) Securities with an aggregate value of $231 which represents 6.31% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

(d) Amount is less than $500.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   49

Financial Highlights

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

CCM Capital Appreciation Fund
Class D
12/31/2006+	$19.58	$0.04	$0.86	$0.90	$(0.03)	$(1.37)
6/30/2006	17.83	0.04	1.73	1.77	(0.02)	—
6/30/2005	16.19	0.07	1.65	1.72	(0.08)	—
6/30/2004	13.95	(0.01)	2.25	2.24	—	—
6/30/2003	14.56	(0.01)	(0.60)	(0.61)	—	—
6/30/2002	17.45	0.01	(2.87)	(2.86)	(0.03)	—
CCM Focused Growth Fund
Class D
7/05/2006 – 12/31/2006+	$9.30	$0.02	$0.26	$0.28	$(0.04)	$(0.14)
CCM Mid-Cap Fund
Class D
12/31/2006+	$27.73	$0.02	$0.08	$0.10	$—	$(2.87)
6/30/2006	24.61	(0.01)	3.13	3.12	—	—
6/30/2005	21.38	(0.02)	3.25	3.23	—	—
6/30/2004	17.38	(0.06)	4.06	4.00	—	—
6/30/2003	17.84	(0.06)	(0.40)	(0.46)	—	—
6/30/2002	21.13	—	(3.16)	(3.16)	(0.11)	—
NACM Flex-Cap Value Fund
Class D
12/31/2006+	$17.41	$0.11	$1.99	$2.10	$(0.18)	$(0.40)
6/30/2006	15.81	0.14	2.16	2.30	(0.05)	(0.65)
6/30/2005	15.29	0.09	1.24	1.33	—	(0.83)
6/30/2004	12.38	0.02	3.33	3.35	(0.02)	(0.42)
7/19/2002 – 6/30/2003	10.00	0.06	2.52	2.58	(0.03)	(0.17)
NACM Growth Fund
Class D
12/31/2006+	$12.88	$0.06	$1.36	$1.42	$—	$(0.34)
6/30/2006	12.72	0.01	1.16	1.17	—	(1.01)
6/30/2005	11.93	0.01	1.07	1.08	—	(0.29)
6/30/2004	11.21	(0.07)	0.92	0.85	—	(0.13)
7/19/2002 – 6/30/2003	10.00	(0.04)	1.25	1.21	—	—
NFJ Dividend Value Fund
Class D
12/31/2006+	$15.38	$0.21	$1.94	$2.15	$(0.18)	$(0.29)
6/30/2006	13.75	0.36	1.90	2.26	(0.41)	(0.22)
6/30/2005	12.53	0.31	1.37	1.68	(0.31)	(0.15)
6/30/2004	10.51	0.30	2.05	2.35	(0.24)	(0.09)
6/30/2003	11.32	0.27	(0.28)	(0.01)	(0.30)	(0.50)
10/31/2001 – 6/30/2002	11.31	0.19	0.96	1.15	(0.28)	(0.86)
NFJ Large-Cap Value Fund
Class D
12/31/2006+	$17.73	$0.16	$1.87	$2.03	$(0.13)	$(0.41)
6/30/2006	16.04	0.31	2.08	2.39	(0.33)	(0.37)
6/30/2005	14.63	0.23	1.95	2.18	(0.19)	(0.59)
6/30/2004	12.23	0.18	2.38	2.56	(0.16)	—
7/19/2002 – 6/30/2003	11.07	0.22	1.39	1.61	(0.19)	(0.26)

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 9.69%.

(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 7.71%.

(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

(e)	Amount is less than $0.01 per share.

(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.33%.

(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.

(h)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.71 and 12.61%, respectively.

50  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—	$(1.40)	$—	(e)	$19.08		4.49%	$36,609	1.10	%*	0.45	%*	85%
—	(0.02)	—	(e)	19.58		9.91	34,210	1.12		0.20		161
—	(0.08)	—		17.83		10.65	16,394	1.11		0.43		137
—	—	—		16.19		16.06	4,103	1.11		(0.05)		148
—	—	—		13.95		(4.19)	3,780	1.10		(0.07)		161
—	(0.03)	—		14.56		(16.43)	3,655	1.11		0.08		110

$—	$(0.18)	$—		$9.40		2.49%	$322	1.15	%*	0.33	%*	105%

$—	$(2.87)	$—	(e)	$24.96		0.21%	$27,266	1.10	%*	0.18	%*	89%
—	—	—	(e)	27.73	(h)	12.68 (h)	30,758	1.11		(0.04)		174
—	—	—		24.61		15.11	60,353	1.11		(0.07)		140
—	—	—		21.38		23.01	17,933	1.10		(0.29)		165
—	—	—		17.38		(2.58)	10,333	1.11		(0.35)		155
(0.02)	(0.13)	—		17.84		(14.98)	6,716	1.11		0.02		168

$—	$(0.58)	$—	(e)	$18.93		12.01%	$9,142	1.32	%*	1.16	%*	20%
—	(0.70)	—	(e)	17.41		14.74	2,947	1.32	(f)	0.80		55
—	(0.83)	0.02		15.81		8.74	216	1.37	(d)	0.54		150
—	(0.44)	—		15.29		27.33	74	1.40		0.16		145
—	(0.20)	—		12.38		26.01	15	1.41	*(b)	0.55	*	173

$—	$(0.34)	$—	(e)	$13.96		11.03%	$649	1.20	%*	0.85	%*	99%
—	(1.01)	—	(e)	12.88		9.37	17	1.16	(g)	0.09		152
—	(0.29)	—		12.72		9.05	13	1.23	(d)	0.12		274
—	(0.13)	—		11.93		7.62	12	1.25		(0.55)		160
—	—	—		11.21		12.10	11	1.25	*(c)	(0.42	)*	167

$—	$(0.47)	$—	(e)	$17.06		13.98%	$455,147	1.08	%*	2.52	%*	7%
—	(0.63)	—	(e)	15.38		16.72	78,984	1.10		2.42		26
—	(0.46)	—		13.75		13.50	11,863	1.12	(d)	2.28		30
—	(0.33)	—		12.53		22.53	546	1.20		2.48		36
—	(0.80)	—		10.51		0.43	42	1.20		2.82		43
—	(1.14)	—		11.32		10.51	83	1.21	*	2.41	*	50

$—	$(0.54)	$—	(e)	$19.22		11.45%	$24,345	1.12	%*	1.67	%*	15%
—	(0.70)	—	(e)	17.73		15.22	6,128	1.17		1.79		32
—	(0.78)	0.01		16.04		15.22	49	1.18	(d)	1.50		35
—	(0.16)	—		14.63		21.02	29	1.20		1.30		99
—	(0.45)	—		12.23		(3.55)	59	1.20	*	2.02	*	54

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  51

Financial Highlights (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

NFJ Mid-Cap Value Fund
Class D
8/22/2006† – 12/31/2006+	$15.00	$0.11	$1.16	$1.27	$(0.07)	$(0.01)
NFJ Small-Cap Value Fund
Class D
12/31/2006+	$32.07	$0.37	$2.51	$2.88	$(0.55)	$(2.52)
6/30/2006	30.76	0.62	3.65	4.27	(0.49)	(2.47)
6/30/2005	27.72	0.52	4.51	5.03	(0.39)	(1.60)
6/30/2004	21.92	0.49	5.81	6.30	(0.27)	(0.23)
6/30/2003	21.85	0.41	(0.06)	0.35	(0.23)	(0.05)
6/30/2001 – 6/30/2002	21.85	—	—	—	—	—
OCC Core Equity Fund
Class D
12/31/2006+	$10.86	$0.02	$1.23	$1.25	$(0.04)	$(0.17)
6/30/2006	10.25	0.05	0.70	0.75	(0.01)	(0.13)
3/31/2005 – 6/30/2005	10.00	0.02	0.23	0.25	—	—
OCC Equity Premium Strategy Fund
Class D
12/31/2006+	$8.29	$0.01	$1.06	$1.07	$—	$(0.28)
6/30/2006	7.91	0.03	0.65	0.68	— (j)	(0.30)
6/30/2005	7.58	0.07	0.35	0.42	(0.09)	—
6/30/2004	6.51	0.08	1.09	1.17	(0.10)	—
6/30/2003	6.98	0.08	(0.45)	(0.37)	(0.10)	—
6/30/2002	9.22	0.08	(2.29)	(2.21)	(0.03)	—
OCC Growth Fund
Class D
12/31/2006+	$20.00	$(0.02)	$2.52	$2.50	$—	$—
6/30/2006	18.16	(0.03)	1.87	1.84	—	—
6/30/2005	17.61	0.02	0.53	0.55	—	—
6/30/2004	14.76	(0.05)	2.90	2.85	—	—
6/30/2003	16.00	(0.03)	(1.21)	(1.24)	—	—
6/30/2002	21.73	(0.05)	(5.52)	(5.57)	—	(0.16)
OCC Renaissance Fund
Class D
12/31/2006+	$21.65	$0.05	$2.37	$2.42	$—	$(3.16)
6/30/2006	24.37	0.06	1.45	1.51	—	(4.23)
6/30/2005	24.78	(0.01)	(0.40)	(0.41)	—	—
6/30/2004	17.24	(0.05)	7.59	7.54	—	—
6/30/2003	19.16	0.01	(1.24)	(1.23)	—	(0.69)
6/30/2002	19.36	0.01	1.11	1.12	—	(1.32)
OCC Target Fund
Class D
12/31/2006+	$19.71	$(0.06)	$2.39	$2.33	$—	$—
6/30/2006	17.84	(0.15)	2.02	1.87	—	—
6/30/2005	17.16	(0.12)	0.80	0.68	—	—
6/30/2004	13.34	(0.12)	3.94	3.82	—	—
6/30/2003	13.31	(0.08)	0.11	0.03	—	—
6/30/2002	19.30	(0.11)	(5.88)	(5.99)	—	—

+	Unaudited

*	Annualized

†	Commencement of operations

(a)	Calculated on average shares outstanding during the period.

(b)	If the investment manager had not waived the administrative expenses, the ratio of expenses to average net assets would have been 1.17%.

(c)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.12%.

(e)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.20%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.58 and 19.11%, respectively.

(f)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

52  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$(0.08)	$—		$16.19		8.52%		$19	1.26	%*	2.03%*	8%

$—	$(3.07)	$—	(j)	$31.88		8.87%		$5,132	1.24	%*	2.24%*	10%
—	(2.96)	—	(j)	32.07		14.51		5,182	1.25		1.95	32
—	(1.99)	—		30.76		18.53		5,343	1.26	(c)	1.81	20
—	(0.50)	—		27.72		29.04		5,016	1.26		1.95	30
—	(0.28)	—		21.92		1.75		2,158	1.25		1.98	20
—	—	—		21.85		—		11	1.25	*	— *	40

$—	$(0.21)	$—		$11.90		11.49%		$31	1.13	%*	0.26%*	30%
—	(0.14)	—		10.86		7.38		11	1.11	(d)	0.46	80
—	—	—		10.25		2.50		10	1.14	* (b)	0.74 *	13

$—	$(0.28)	$—		$9.08		13.17	%(n)	$402	1.28	%*	0.14%*	79%
—	(0.30)	—	(j)	8.29		8.52		951	1.30		0.39	149
—	(0.09)	—		7.91		5.58	(k)	929	1.33	(f)	0.94	24
—	(0.10)	—		7.58		18.00		754	1.36		1.11	83
—	(0.10)	—		6.51		(5.18)		331	1.35		1.35	84
—	(0.03)	—		6.98		(23.95)		78	1.35		1.02	101

$—	$—	$—	(j)	$22.50		12.56%		$657	1.17	%*	(0.19)%*	39%
—	—	—	(j)	20.00		10.08		431	1.17		(0.18)	115
—	—	—		18.16	(h)	3.12	(h)	406	1.16		0.09	39
—	—	—		17.61	(e)	19.31	(e)	184	1.16		(0.28)	71
—	—	—		14.76		(7.75)		72	1.16		(0.19)	70
—	(0.16)	—		16.00		(25.76)		35	1.16		(0.29)	76

$—	$(3.16)	$—	(j)	$20.91		11.28%		$39,238	1.25	%*	0.45%*	51%
—	(4.23)	—	(j)	21.65	(l)	6.26	(l)	46,918	1.25		0.27	85
—	—	—		24.37	(g)	(1.65	)(g)	117,972	1.26	(c)	(0.05)	101
—	—	—		24.78		43.74		392,732	1.26		(0.21)	60
—	(0.69)	—		17.24		(5.90)		86,043	1.26		0.09	76
—	(1.32)	—		19.16		5.46		146,584	1.26		0.04	109

$—	$—	$—	(j)	$22.04		11.82%		$945	1.23	%*	(0.55)%*	60%
—	—	—	(j)	19.71	(m)	10.48	(m)	1,131	1.22		(0.75)	134
—	—	—		17.84		3.96	(i)	1,078	1.21		(0.70)	103
—	—	—		17.16		28.64		1,393	1.21		(0.77)	96
—	—	—		13.34		0.22		1,166	1.21		(0.71)	105
—	—	—		13.31		(31.04)		978	1.21		(0.66)	114

(g)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.07%. If the Adviser had not made repayments, end of period net asset value and total return would have been $24.35 and (1.72)%, respectively.

(h)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.08%. If the Adviser had not made repayments, end of period net asset value and total return would have been $18.14 and 3.04%, respectively.

(i)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 3.94%.

(j)	Amount is less than $0.01 per share.

(k)	Repayments by the Adviser increased the total return by 0.05%. If the Adviser had not made repayments, total return would have been 5.53%.

(l)

Payments from Affiliates increased the end of period net asset value by $0.03 per share and the total return by 0.14%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $21.62 and 6.12%, respectively.

(m)

Payments from Affiliates increased the end of period net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $19.71 and 10.46%, respectively.

(n)	Payments from Affiliates increased the end of period net asset value by less than $0.005 per share and the total return by less than 0.005%.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  53

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains

OCC Value Fund
Class D
12/31/2006+	$16.09	$0.11	$2.75	$2.86	$(0.22)	$(1.24)
6/30/2006	17.23	0.17	1.19	1.36	(0.15)	(2.35)
6/30/2005	17.14	0.13	0.49	0.62	(0.07)	(0.46)
6/30/2004	12.70	0.10	4.41	4.51	(0.07)	—
6/30/2003	13.73	0.10	(0.55)	(0.45)	—	(0.58)
6/30/2002	16.10	0.09	(0.55)	(0.46)	—	(1.91)
RCM Large-Cap Growth Fund
Class D
12/31/2006+	$13.61	$0.01	$1.17	$1.18	$—	$(0.74)
6/30/2006	12.63	— (c)	0.98	0.98	— (c)	—
6/30/2005	12.08	0.02	0.54	0.56	(0.01)	—
6/30/2004	10.84	(0.01)	1.28	1.27	(0.03)	—
6/30/2003	10.85	0.03	(0.01)	0.02	(0.03)	—
6/30/2002	14.06	0.01	(3.22)	(3.21)	—	—
RCM Mid-Cap Fund
Class D
12/31/2006+	$2.92	$(0.01)	$0.23	$0.22	$—	$(0.58)
6/30/2006	2.61	(0.02)	0.33	0.31	—	—
6/30/2005	2.51	(0.01)	0.11	0.10	—	—
6/30/2004	2.06	(0.02)	0.47	0.45	—	—
6/30/2003	1.99	(0.01)	0.08	0.07	—	—
6/30/2002	2.77	(0.02)	(0.76)	(0.78)	—	—
RCM Strategic Growth Fund
Class D
12/31/2006+	$13.56	$(0.03)	$1.29	$1.26	$—	$—
3/31/2006† – 6/30/2006	15.00	(0.02)	(1.42)	(1.44)	—	—

+	Unaudited

*	Annualized

†	Commencement of operations

(a)	Calculated on average shares outstanding during the period.

(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

(c)	Amount is less than $0.01 per share.

(d)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return 0.63%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.90 and 11.25%, respectively.

(e)

Repayments by the Adviser increased the end of period net asset value per share by $0.01 and total return by 0.05%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.22 and 3.52%, respectively.

(f)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

54  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets with Waiver and Reimbursement		Ratio of Expenses to Average Net Assets without Waiver and Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$(1.46)	$—	(c)	$17.49		17.75%	$208,717	1.11	%*	1.11	%*	1.25%*	38%
(2.50)	—	(c)	16.09		8.13	157,173	1.11		1.11		1.01	63
(0.53)	—		17.23	(e)	3.57 (e)	291,412	1.11	(f)	1.11		0.78	101
(0.07)	—		17.14		35.58	335,765	1.11		1.11		0.64	67
(0.58)	—		12.70		(2.73)	37,032	1.10		1.10		0.85	152
(1.91)	—		13.73		(3.73)	40,769	1.10		1.10		0.55	190

$(0.74)	$—	(c)	$14.05		8.64%	$48,655	1.12	%*	1.12	%*	0.09%*	18%
—	—	(c)	13.61		7.77	53,819	1.12		1.12		—	74
(0.01)	—		12.63		4.65	57,095	1.19	(b)	1.19	(b)	0.16	118
(0.03)	—		12.08		11.72	70,078	1.21		1.21		(0.11)	82
(0.03)	—		10.84		0.21	70,789	1.00		1.00		0.33	25
—	—		10.85		(22.83)	57,703	1.00		1.13		0.07	36

$(0.58)	$—	(c)	$2.56		7.20%	$863	1.20	%*	1.20	%*	(0.52)%*	51%
—	—	(c)	2.92	(d)	11.88 (d)	1,088	1.15		1.15		(0.52)	161
—	—		2.61		3.98	851	1.23	(b)	1.23	(b)	(0.60)	147
—	—		2.51		21.84	886	1.23		1.23		(0.81)	145
—	—		2.06		3.52	3,374	1.04		1.04		(0.70)	132
—	—		1.99		(28.16)	3,975	1.02		1.69		(0.80)	142

$—	$—		$14.82		9.29%	$21	1.70	%*	1.70	%*	(0.41)%*	73%
—	—	(c)	13.56		9.60	15	1.71	*	14.65	*	(0.64)*	113

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  55

Statements of Assets and Liabilities

December 31, 2006 (Unaudited)

(Amounts in thousands, except per share amounts)	CCM Capital Appreciation Fund	CCM Focused Growth Fund	CCM Mid-Cap Fund	NACM Flex-Cap Value Fund	NACM Growth Fund

Assets:
Investments, at value	$1,780,243	$6,898	$1,450,148	$74,996	$14,091
Investments in Affiliates, at value	—	—	—	—	—
Repurchase agreement, at value	—	—	—	—	—
Cash	1	—	—	—	1
Security lending interest receivable (net)	21	—	28	1	—
Receivable for investments sold	4,353	35	6,028	—	585
Receivable for Fund shares sold	1,325	28	2,048	185	64
Dividends and interest receivable (net of foreign taxes)	1,555	4	828	67	15
Dividends and interest receivable from Affiliates	—	—	—	—	—
Receivable from Adviser	—	—	—	2	—

	1,787,498	6,965	1,459,080	75,251	14,756

Liabilities:
Payable to for investments purchased	—	—	—	—	840
Overdraft due to custodian	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payable for Fund shares redeemed	4,343	2	7,985	46	—
Payable for collateral for securities on loan	202,898	—	192,793	9,066	—
Dividends payable	—	—	—	—	—
Investment advisory fee payable	601	3	493	36	5
Administration fees payable	385	2	325	17	4
Distribution fees payable	243	—	176	8	4
Servicing fees payable	142	—	123	6	3

	208,612	7	201,895	9,179	856

Net Assets	$1,578,886	$6,958	$1,257,185	$66,072	$13,900

Net Assets Consist of:
Paid-in-capital	$1,430,056	$6,815	$1,169,807	$56,622	$13,238
Undistributed (dividends in excess of) net investment income	3,710	13	1,627	108	5
Accumulated net realized gain (loss)	14,983	(319)	7,706	1,422	94
Net unrealized appreciation of investments, options written and foreign currency transactions	130,137	449	78,045	7,920	563

	$1,578,886	$6,958	$1,257,185	$66,072	$13,900

Net Assets:
Class D	$36,609	$322	$27,266	$9,142	$649
Other Classes	1,542,277	6,636	1,229,919	56,930	13,251
Shares Issued and Outstanding:
Class D	1,919	34	1,092	483	46
Other Classes	80,416	703	49,400	3,005	965

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$19.08	$9.40	$24.96	$18.93	$13.96

Cost of Investments	$1,650,106	$6,449	$1,372,103	$67,076	$13,528

Cost of Investments in Affiliates	$—	$—	$—	$—	$—

Cost of Repurchase Agreement	$—	$—	$—	$—	$—

Premiums Received for Options Written	$—	$—	$—	$—	$—

56  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

NFJ Dividend Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund	OCC Core Equity Fund	OCC Equity Premium Strategy Fund	OCC Growth Fund	OCC Renaissance Fund	OCC Target Fund

$5,420,233	$306,378	$4,269	$5,580,248	$7,306	$62,841	$613,643	$2,817,714	$800,425
—	—	—	33,073	—	—	—	—	—
603,751	—	685	—	—	8,853	—	—	—
1	—	1	—	1	—	1	—	—
55	2	—	300	—	1	6	24	95
—	—	49	11,108	—	—	—	—	5,828
54,067	1,430	210	10,530	—	75	138	1,665	123
13,393	561	8	7,396	6	67	432	2,694	215
—	—	—	679	—	—	—	—	—
—	—	—	—	—	—	—	—	—

6,091,500	308,371	5,222	5,643,334	7,313	71,837	614,220	2,822,097	806,686

169,640	1,734	358	19,027	—	—	—	1,780	967
—	—	—	6	—	—	—	—	256
—	—	—	—	—	359	—	—	—
12,526	457	—	25,567	—	193	1,293	17,666	1,911
521,774	30,362	—	1,294,916	—	3,047	71,274	387,737	151,596
—	—	—	1	—	—	—	1	—
1,963	102	2	2,194	3	35	232	1,234	309
1,390	81	1	1,160	2	23	184	771	220
1,066	53	—	721	—	22	286	875	307
891	41	1	590	1	14	115	479	139

709,250	32,830	362	1,344,182	6	3,693	73,384	410,543	155,705

$5,382,250	$275,541	$4,860	$4,299,152	$7,307	$68,144	$540,836	$2,411,554	$650,981

$4,781,008	$247,430	$4,722	$3,251,291	$6,363	$80,801	$641,106	$2,094,005	$558,527
8,110	387	2	14,594	18	(51)	(2,175)	630	(3,425)
10,723	1,594	16	45,549	143	(15,309)	(179,657)	94,720	(26,316)

582,409	26,130	120	987,718	783	2,703	81,562	222,199	122,195

$5,382,250	$275,541	$4,860	$4,299,152	$7,307	$68,144	$540,836	$2,411,554	$650,981

$455,147	$24,345	$19	$5,132	$31	$402	$657	$39,238	$945
4,927,103	251,196	4,841	4,294,020	7,276	67,742	540,179	2,372,316	650,036

26,675	1,266	1	161	3	44	29	1,877	43
288,992	13,093	299	137,591	611	7,559	24,579	121,131	32,960

$17.06	$19.22	$16.19	$31.88	$11.90	$9.08	$22.50	$20.91	$22.04

$4,837,824	$280,248	$4,149	$4,593,086	$6,523	$60,320	$532,084	$2,595,513	$678,230

$—	$—	$—	$32,516	$—	$—	$—	$—	$—

$603,751	$—	$685	$—	$—	$8,853	$—	$—	$—

$—	$—	$—	$—	$—	$541	$—	$—	$—

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   57

Statements of Assets and Liabilities (Cont.)

December 31, 2006 (Unaudited) (Amounts in thousands, except per share amounts)	OCC Value Fund	RCM Large-Cap Growth Fund	RCM Mid-Cap Fund	RCM Strategic Growth Fund

Assets:
Investments, at value	$2,344,797	$656,524	$99,418	$3,729
Cash	—	—	1	1
Security lending interest receivable (net)	21	5	1	—
Receivable for investments sold	—	3,162	164	149
Receivable for Fund shares sold	1,509	391	57	2
Dividends and interest receivable (net of foreign taxes)	1,607	739	61	2
Manager reimbursement receivable	—	—	—	83

	2,347,934	660,821	99,702	3,966

Liabilities:
Payable to for investments purchased	—	1,731	168	120
Payable for securities sold short	—	—	—	77
Options written, at value	—	2,377	—	18
Payable for Fund shares redeemed	8,331	575	71	—
Payable for collateral for securities on loan	334,101	107,640	15,174	—
Investment advisory fee payable	762	210	34	3
Administration fees payable	630	133	19	1
Distribution fees payable	598	26	4	—
Servicing fees payable	380	29	2	—
Payable for organization expense	—	—	—	83

	344,802	112,721	15,472	302

Net Assets	$2,003,132	$548,100	$84,230	$3,664

Net Assets Consist of:
Paid-in-capital	$1,673,887	$465,247	$423,323	$3,668
Undistributed (dividends in excess of) net investment income	2,412	788	(99)	(1
Accumulated net realized gain (loss)	31,028	116	(346,261)	(326

Net unrealized appreciation of investments, options written and foreign currency transactions	295,805	81,949	7,267	323

	$2,003,132	$548,100	$84,230	$3,664

Net Assets:
Class D	$208,717	$48,655	$863	$21
Other Classes	1,794,415	499,445	83,367	3,643
Shares Issued and Outstanding:
Class D	11,930	3,463	337	1
Other Classes	104,293	35,126	31,707	245

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$17.49	$14.05	$2.56	$14.82

Cost of Investments	$2,048,992	$573,389	$92,151	$3,419

Premiums Received for Options Written	$—	$1,192	$—	$32

58  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Statements of Operations

Six Months Ended December 31, 2006 (Unaudited) (Amounts in thousands)	CCM Capital Appreciation Fund	CCM Focused Growth Fund	CCM Mid-Cap Fund	NACM Flex-Cap Value Fund

Investment Income:
Interest	$1,514	$8	$1,073	$115
Dividends, net of foreign withholding taxes	9,878	28	7,165	621
Security lending income (net)	116	—	392	3
Total Income	11,508	36	8,630	739

Expenses:
Investment advisory fees	3,363	14	3,017	189
Administration fees	2,160	8	1,976	90
Servicing fees - Class D	45	—	35	8
Distribution and/or servicing fees - Other Classes	2,133	—	1,838	64
Trustees’ fees	78	—	68	3
Interest expense	—	—	12	—
Shareholder communications expense	70	—	57	3
Total Expenses	7,849	22	7,003	357

Net Investment Income	$3,659	$14	$1,627	$382

Realized and Change in Unrealized Gain (Loss):
Net realized gain on Investments	15,537	330	9,167	1,798
Net change in unrealized appreciation/depreciation of Investments	47,139	(68)	(9,593)	4,498
Net Realized and Changes in Unrealized Gain (Loss)	62,676	262	(426)	6,296

Net Increase in Net Assets Resulting from Investment Operations	$66,335	$276	$1,201	$6,678

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  59

Statements of Operations (Cont.)

Six Months Ended December 31, 2006 (Unaudited) (Amounts in thousands)	NACM Growth Fund	NFJ Dividend Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund

Investment Income:
Interest	$8	$8,859	$320	$5	$4,907
Dividends, net of foreign withholding taxes	53	58,346	2,502	23	64,661
Dividends from investments in Affiliates	—	—	—	—	1,359
Security lending income (net)	—	288	13	—	1,469
Miscellaneous income	—	—	—	—	27
Total Income	61	67,493	2,835	28	72,423

Expenses:
Investment advisory fees	18	8,581	460	5	12,440
Administration fees	14	6,238	368	2	6,621
Servicing fees — Class D	—	320	19	—	6
Distribution and/or servicing fees — Other Classes	22	8,688	433	2	7,623
Trustees’ fees	—	224	12	—	216
Interest expense	1	—	—	—	—
Shareholder communications expense	1	230	12	—	190
Total Expenses	56	24,281	1,304	9	27,096

Net Investment Income (Loss)	$5	$43,212	$1,531	$19	$45,327

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	152	27,881	3,914	19	124,644
Options written	—	—	—	—	—
Securities sold short	—	—	—	—	—
Foreign currency transactions	—	—	—	—	(2)
Payments from Affiliates	—	—	—	—	—
Net change in unrealized appreciation/depreciation of:
Investments	424	422,161	18,173	120	170,501
Investments in Affiliates	—	—	—	—	13,242
Options written	—	—	—	—	—
Foreign currency transactions	—	—	—	—	(1)
Net Realized and Changes in Unrealized Gain	576	450,042	22,087	139	308,384

Net Increase in Net Assets Resulting from Investment Operations	$581	$493,254	$23,618	$158	$353,711

60  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

OCC Core Equity Fund	OCC Equity Premium Strategy Fund	OCC Growth Fund	OCC Renaissance Fund	OCC Target Fund	OCC Value Fund	RCM Large-Cap Growth Fund	RCM Mid-Cap Fund	RCM Strategic Growth Fund

$7	$67	$358	$793	$101	$604	$164	$43	$8
41	432	2,157	20,476	1,671	21,872	3,149	270	14
—	—	—	—	—	—	—	—	—
—	3	42	241	432	147	16	7	—
—	—	—	2	—	37	—	—	—
48	502	2,557	21,512	2,204	22,660	3,329	320	22

15	200	1,324	7,574	1,752	4,309	1,238	219	17
10	130	1,054	4,731	1,252	3,574	783	125	5
—	1	1	54	1	226	64	2	—
3	207	2,304	8,289	2,530	5,393	271	35	1
1	3	27	128	33	100	28	4	—
—	10	—	—	32	—	—	30	—
—	3	24	107	29	88	24	4	—
29	554	4,734	20,883	5,629	13,690	2,408	419	23

$19	$(52)	$(2,177)	$629	$(3,425)	$8,970	$921	$(99)	$(1)

148	4,978	22,818	214,613	32,694	88,882	9,754	918	14
—	281	—	—	—	—	—	—	12
—	—	—	—	—	—	—	—	(14)
—	—	(2)	(66)	—	(150)	—	—	—
—	4	—	—	—	—	—	—	—

647	2,454	39,325	41,822	38,683	210,775	36,639	4,540	297
—	—	—	—	—	—	—	—	—
—	332	—	—	—	—	(1,186)	—	9
—	—	—	8	—	—	—	—	—
795	8,049	62,141	256,377	71,377	299,507	45,207	5,458	318

$814	$7,997	$59,964	$257,006	$67,952	$308,477	$46,128	$5,359	$317

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  61

Statements of Changes in Net Assets

(Amounts in thousands)	CCM Capital Appreciation Fund		CCM Focused Growth Fund		CCM Mid-Cap Fund

	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

Increase (Decrease) in Net Assets from:

Investment Operations:
Net investment income (loss)	$3,659	$2,864	$14	$20	$1,627	$(121)
Net realized gain on investments, options written, and foreign currency transactions	15,537	142,214	330	659	9,167	170,551
Payments from Affiliates	—	—	—	—	—	806
Net change in unrealized appreciation/depreciation of investments, options written and foreign currency transactions	47,139	(39,151)	(68)	60	(9,593)	(36,988)

Net increase resulting from investment operations	66,335	105,927	276	739	1,201	134,248

Dividends and Distributions to Shareholders from:
Net investment income
Class D	(50)	(22)	(1)	—	—	—
Other Classes	(2,606)	(1,196)	(13)	(10)	—	—
Net realized capital gains
Class D	(2,467)	—	(5)	—	(2,839)	—
Other Classes	(102,675)	—	(96)	—	(131,817)	—

Total Dividends and Distributions to Shareholders	(107,798)	(1,218)	(115)	(10)	(134,656)	—

Fund Share Transactions:
Shares sold
Class D	5,568	20,588	310	—	3,938	25,649
Other Classes	279,987	635,142	3,001	2,874	139,919	735,202
Issued in reinvestment of dividends and distributions
Class D	2,397	21	6	—	2,730	—
Other Classes	84,780	1,077	109	10	120,747	—
Cost of shares redeemed
Class D	(4,726)	(4,579)	—	—	(7,274)	(61,645)
Other Classes	(212,251)	(309,834)	(1,229)	(2,470)	(276,042)	(396,896)
Net increase (decrease) from Fund share transactions	155,755	342,415	2,197	414	(15,982)	302,310

Fund Redemption Fees	5	26	—	—	16	44

Total Increase (Decrease) in Net Assets	114,297	447,150	2,358	1,143	(149,421)	436,602

Net Assets:
Beginning of period	1,464,589	1,017,439	4,600	3,457	1,406,606	970,004

End of period*	$1,578,886	$1,464,589	$6,958	$4,600	$1,257,185	$1,406,606

* Including undistributed (dividends in excess of) net investment income of:	$3,710	$—	$13	$13	$1,627	$—

62  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

NACM Flex-Cap Value Fund		NACM Growth Fund		NFJ Dividend Value Fund		NFJ Large-Cap Value Fund		NFJ Mid-Cap Value Fund

Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Period from August 22, 2006 to December 31, 2006 (Unaudited)

$382	$456	$5	$(10)	$43,212	$32,005	$1,531	$1,203	$19

1,798	2,128	152	319	27,881	73,841	3,914	4,449	19
—	—	—	—	—	—	—	—	—

4,498	3,450	424	14	422,161	101,613	18,173	5,322	120

6,678	6,034	581	323	493,254	207,459	23,618	10,974	158

(82)	(1)	—	—	(3,729)	(873)	(135)	(12)	—
(529)	(169)	—	—	(31,373)	(33,156)	(1,115)	(1,077)	(17)

(190)	(17)	(15)	(1)	(7,092)	(306)	(476)	(3)	—
(1,143)	(1,633)	(298)	(306)	(78,227)	(18,966)	(5,063)	(1,601)	(3)
(1,944)	(1,820)	(313)	(307)	(120,421)	(53,301)	(6,789)	(2,693)	(20)

6,462	2,849	627	3	378,994	73,706	18,310	6,051	18
7,253	12,736	9,446	3,008	2,376,873	1,603,736	125,404	77,326	4,738

270	14	15	1	10,317	1,136	551	15	—
1,572	1,711	189	252	87,351	39,781	4,139	2,166	19

(1,001)	(168)	(4)	—	(35,709)	(10,776)	(1,910)	(18)	—
(2,938)	(11,667)	(663)	(2,959)	(260,286)	(206,408)	(13,310)	(23,250)	(53)

11,618	5,475	9,610	305	2,557,540	1,501,175	133,184	62,290	4,722

—	1	—	—	23	75	1	9	—

16,352	9,690	9,878	321	2,930,396	1,655,408	150,014	70,580	4,860

49,720	40,030	4,022	3,701	2,451,854	796,446	125,527	54,947	—

$66,072	$49,720	$13,900	$4,022	$5,382,250	$2,451,854	$275,541	$125,527	$4,860

$108	$337	$5	$—	$8,110	$—	$387	$106	$2

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   63

Statements of Changes in Net Assets (Cont.)

(Amounts in thousands)	NFJ Small-Cap Value Fund		OCC Core Equity Fund		OCC Equity Premium Strategy

	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

Increase (Decrease) in Net Assets from:

Investment Operations:
Net investment income (loss)	$45,327	$72,809	$19	$30	$(52)	$3
Net realized gain (loss) on investments, options written and foreign currency transactions	124,642	394,798	148	165	5,259	13,016
Net realized gain on investments in Affiliates	—	13,935	—	—	—	—
Payments from Affiliates	—	—	—	—	4	—
Net change in unrealized appreciation/ depreciation of investments, options written and foreign currency transactions	170,500	53,123	647	38	2,786	(7,550)
Net change in unrealized appreciation/ depreciation of investments in Affiliates	13,242	(22,540)	—	—	—	—
Net increase resulting from investment operations	353,711	512,125	814	233	7,997	5,469

Dividends and Distributions to Shareholders from:
Net investment income
Class D	(87)	(85)	—	—	—	—
Other Classes	(71,414)	(62,913)	(25)	(14)	—	(12)
Net realized capital gains
Class D	(386)	(411)	—	—	(18)	(35)
Other Classes	(318,771)	(297,766)	(104)	(39)	(2,107)	(2,385)

Total Dividends and Distributions to Shareholders	(390,658)	(361,175)	(129)	(53)	(2,125)	(2,432)
Fund Share Transactions:
Shares sold
Class D	301	426	19	—	235	276
Other Classes	433,435	1,064,615	1,587	1,695	9,109	12,584
Issued in reinvestment of dividends and distributions
Class D	458	485	—	—	18	35
Other Classes	325,288	296,830	126	53	1,801	2,104
Cost of shares redeemed
Class D	(773)	(1,307)	—	—	(871)	(333)
Other Classes	(445,785)	(983,352)	(72)	(45)	(15,545)	(25,769)
Net increase (decrease) from Fund share transactions	312,924	377,697	1,660	1,703	(5,253)	(11,103)

Fund Redemption Fees	34	127	—	—	—	1

Total Increase (Decrease) in Net Assets	276,011	528,774	2,345	1,883	619	(8,065)

Net Assets:
Beginning of period	4,023,141	3,494,367	4,962	3,079	67,525	75,590

End of period*	$4,299,152	$4,023,141	$7,307	$4,962	$68,144	$67,525

* Including undistributed (dividends in excess of) net investment income of:	$14,594	$40,768	$18	$24	$(51)	$1

64  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

OCC Growth Fund		OCC Renaissance Fund		OCC Target Fund		OCC Value Fund		RCM Large-Cap Growth Fund

Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

$(2,177)	$(4,716)	$629	$(3,298)	$(3,425)	$(9,701)	$8,970	$15,899	$921	$1,412

22,816	121,482	214,547	367,771	32,694	163,413	88,732	180,960	9,754	41,654
—	—	—	40,043	—	—	—	—	—	—
—	—	—	5,075	—	191	—	—	—	—

39,325	(61,500)	41,830	(150,391)	38,683	(77,050)	210,775	(15,043)	35,453	(2,480)

—	—	—	—	—	—	—	—	—	—
59,964	55,266	257,006	259,200	67,952	76,853	308,477	181,816	46,128	40,586

—	—	—	—	—	—	(2,579)	(2,006)	—	(8)
—	—	—	—	—	—	(14,922)	(14,495)	(1,300)	(1,350)

—	—	(5,369)	(12,472)	—	—	(13,904)	(27,924)	(2,476)	—
—	—	(339,902)	(644,775)	—	—	(121,018)	(275,036)	(24,821)	—

—	—	(345,271)	(657,247)	—	—	(152,423)	(319,461)	(28,597)	(1,358)

170	63	572	4,398	6	83	58,206	15,953	1,697	11,919
17,927	26,197	111,930	448,026	10,787	35,294	98,659	214,802	53,331	161,661

—	—	5,165	11,937	—	—	15,767	29,000	2,433	7
—	—	276,296	517,378	—	—	113,133	235,707	24,507	1,251

(5)	(78)	(12,481)	(80,626)	(300)	(138)	(35,234)	(167,699)	(10,959)	(19,473)
(66,872)	(167,607)	(562,503)	(2,715,324)	(89,794)	(265,507)	(238,660)	(1,087,476)	(89,863)	(153,352)
(48,780)	(141,425)	(181,021)	(1,814,211)	(79,301)	(230,268)	11,871	(759,713)	(18,854)	2,013

1	4	9	106	2	7	7	37	6	6

11,185	(86,155)	(269,277)	(2,212,152)	(11,347)	(153,408)	167,932	(897,321)	(1,317)	41,247

529,651	615,806	2,680,831	4,892,983	662,328	815,736	1,835,200	2,732,521	549,417	508,170

$540,836	$529,651	$2,411,554	$2,680,831	$650,981	$662,328	$2,003,132	$1,835,200	$548,100	$549,417

$(2,175)	$2	$630	$1	$(3,425)	$—	$2,412	$10,943	$788	$1,167

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  65

Statements of Changes in Net Assets (Cont.)

(Amounts in thousands)	RCM Mid-Cap Fund		RCM Strategic Growth Fund

	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Period from March 31, 2006 to June 30, 2006

Increase (Decrease) in Net Assets from:

Investment Operations:
Net investment loss	$(99)	$(250)	$(1)	$(2)
Net realized gain (loss) on investments, options written and securities sold short	918	20,414	12	(338)
Payments from Affiliates	—	626	—	—
Net change in unrealized appreciation/depreciation of investments and options written	4,540	(5,403)	306	17
Net increase (decrease) resulting from investment operations	5,359	15,387	317	(323)

Dividends and Distributions to Shareholders from:
Net realized capital gains
Class D	(180)	—	—	—
Other Classes	(15,235)	—	—	—

Total Distributions to Shareholders	(15,415)	—	—	—

Fund Share Transactions:
Shares sold
Class D	24	247	5	16
Other Classes	3,591	20,787	218	3,457
Issued in reinvestment of dividends and distributions
Class D	67	—	—	—
Other Classes	14,713	—	—	—
Cost of shares redeemed
Class D	(207)	(111)	—	—
Other Classes	(37,586)	(45,854)	(26)	—
Net increase (decrease) from Fund share transactions	(19,398)	(24,931)	197	3,473

Fund Redemption Fees	—	2	—	—

Total Increase (Decrease) in Net Assets	(29,454)	(9,542)	514	3,150

Net Assets:
Beginning of period	113,684	123,226	3,150	—

End of period*	$84,230	$113,684	$3,664	$3,150

* Including undistributed (dividends in excess of) net investment income of:	$(99)	$—	$(1)	$—

66  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Notes to Financial Statements
(Unaudited)
December 31, 2006

1. ORGANIZATION

Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-five separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. These financial statements pertain to Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

          Prior to November 1, 2006, OCC Equity Premium Strategy Fund, OCC Growth Fund and OCC Target Fund were sub-advised by PEA Capital LLC (“PEA”) pursuant to Portfolio Management Agreements between the Adviser and PEA. On November 1, 2006, the Adviser, PEA and Oppenheimer Capital entered into a novation agreement pursuant to which PEA was replaced by Oppenheimer Capital as sub-adviser to the aforementioned funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

          In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements Interpretation 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by December 31, 2007.

          In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

          Valuation of Investments. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

          The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

          The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value (“NAV”) is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

          Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month

| 12.31.06 | Allianz Funds Semi-Annual Report   67

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

or more after the trade date. Realized gains and losses on investments sold are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

          Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value and OCC Equity Premium Strategy Funds, are declared and distributed to shareholders annually. Dividends from net investment income, if any, of the NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value and OCC Equity Premium Strategy Funds, are declared and distributed to shareholders quarterly. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than annually.

          For the OCC Equity Premium Strategy Fund, in the event that distributions of capital gains exceed net capital gains for the taxable year as reduced by any available capital carry forwards from prior taxable years, but are supported by “current year earnings and profits,” the excess will be taxable as an ordinary dividend distribution. Regardless of the capital gains distribution made, the capital loss carry forwards that will remain available for future years is reduced by the net capital gains for the current capital year.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

          Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid-in-capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

          Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

          Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for federal income taxes is required.

          Foreign Currency. The Funds’ accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gain or loss. Realized gain (loss) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

          Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were: NACM Flex-Cap Value Fund—$1,722; NFJ Mid-Cap Value Fund—$45; NFJ Small-Cap Value Fund—$101,116; OCC Core Equity Fund—$96; OCC Equity Premium Strategy Fund—$1,085; OCC Growth Fund—$16,531; OCC Renaissance Fund—$187,601; OCC Value Fund—$55,666; RCM Large-Cap Growth Fund—$7,607; and RCM Strategic Growth Fund—$201.

          Options Contracts. Certain Funds may write options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

          Short Sales. The Funds may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

          Repurchase Agreements. The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and

68  Allianz Funds Semi-Annual Report | 12.31.06 |

Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

          Securities Lending. The Funds may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Funds will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Funds and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG, for the six months ended December 31, 2006 was $603,783. Cash collateral received for securities on loan is invested in securities identified in the Schedules of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund.

          Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Funds may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Funds bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Funds also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG and affiliate to the Trust, is the securities lending agent for the Trust

3. FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”), an indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”) serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

Each of the Funds has a sub-adviser, which under the supervision of AGIFM, directs the investments of the Fund’s assets. The advisory fees received by the Adviser are paid all or in part to the sub-advisers in accordance with the portfolio management agreements.

      Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administration Fee*

	All Classes		Inst’l Class(1)		Admin. Class(1)		Class A, B and C(2)		Class D(2)		Class R(2)

CCM Capital Appreciation Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
CCM Focused Growth Fund	0.45%		0.25%		0.25%		0.40%		0.40%		N/A
CCM Mid-Cap Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
NACM Flex-Cap Value Fund	0.65%		0.25%		0.25%		0.40%		0.40%		N/A
NACM Growth Fund	0.50%		0.25%		0.25%		0.40%		0.40%		N/A
NFJ Dividend Value Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
NFJ Large-Cap Value Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
NFJ Mid Cap Value Fund	0.60%		0.25%		N/A		0.40%		0.40%		N/A
NFJ Small-Cap Value Fund	0.60	%(5)	0.25	%(3)	0.25	%(3)	0.40	%(4)	0.40	%(4)	0.40	%(4)
OCC Core Equity Fund	0.45%		0.25%		N/A		0.40%		0.40%		N/A
OCC Equity Premium Strategy Fund	0.60%		0.25%		0.25%		0.40%		0.40%		0.40%
OCC Growth Fund	0.50%		0.25%		0.25%		0.40%		0.40%		0.40%
OCC Renaissance Fund	0.60	%(6)	0.25	%(3)	0.25	%(3)	0.40	%(4)	0.40	%(4)	0.40	%(4)
OCC Target Fund	0.55%		0.25%		0.25%		0.40%		0.40%		N/A
OCC Value Fund	0.45%		0.25	%(3)	0.25	%(3)	0.40	%(4)	0.40	%(4)	0.40	%(4)
RCM Large-Cap Growth Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
RCM Mid-Cap Fund	0.47%		0.25%		0.25%		0.40%		0.40%		0.40%
RCM Strategic Growth Fund	1.00%		0.25%		0.25%		0.40%		0.40%		N/A

(1)

The Administrative Fee rate for Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A,B,C,D and R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(3)

The Administrative Fee rate for the NFJ Small-Cap Value Fund, the OCC Renaissance Fund and the OCC Value Fund Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(4)

The Administrative Fee rate NFJ Small-Cap Value Fund, the OCC Renaissance Fund and the OCC Value Fund Classes A, B, C, D and R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(5)

Effective January 1, 2007 the Fund’s advisory fee is subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(6)

Effective January 1, 2007 the Fund’s advisory fee has been reduced by 0.05%, to 0.55%. In addition, effective October 1, 2007, the Fund’s advisory fee will be further reduced by 0.05%, to 0.50%. These advisory fee reductions will continue until at least December 31, 2007.

*

To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

| 12.31.06 | Allianz Funds Semi-Annual Report  69

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

          Redemption Fees. Investors in Class D shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceed after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days after their acquisition, including shares acquired through exchanges.

          In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

          A new 7 day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

          Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

          The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

          Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2006.

          Pursuant to separate Distribution Servicing Plans for Class A, Class B, Class C and Class R shares, the Distributor receives (i) in connection with the distribution of Class B, Class C and Class R shares of the Trust, certain distributions fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust.

          Pursuant to the Distribution and Servicing Plans adopted by the D Class of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the D Class. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee (%)	Servicing Fee (%)

Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
All Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

          AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the six months ended December 31, 2006, AGID received $3,284,220 representing commissions (sales charges) and contingent deferred sales charges.

          Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

          AGIFM has agreed to waive a portion of the Funds’ advisory fees and administration fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to class):

	Institutional Class	Administrative Class	Class A	Class C	Class D

RCM Strategic Growth Fund	1.25%	1.50%	1.65%	2.40%	1.65%

70  Allianz Funds Semi-Annual Report | 12.31.06 |

          Trustees, other than those affiliated with AGIFM, Allianz Global Investors of America L.P. (“Allianz”), a Sub-Adviser, receive an annual retainer of $80,000 ($160,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. The Chairman of the Trustees receives a $20,000 annual retainer for his service as an ex officio member of each Committee of the Board of Trustees. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees as if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

4. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

          Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the period ended December 31, 2006, were as follows (amounts in thousands):

	Purchases	Sales

CCM Capital Appreciation Fund	$1,285,999	$1,239,427
CCM Focused Growth Fund	8,140	6,120
CCM Mid-Cap Fund	1,158,647	1,294,806
NACM Flex-Cap Value Fund	19,153	10,816
NACM Growth Fund	16,285	7,298
NFJ Dividend Value Fund	2,454,242	257,791
NFJ Large-Cap Value Fund	162,404	28,319
NFJ Mid-Cap Value Fund	4,344	214
NFJ Small-Cap Value Fund	404,399	585,145
OCC Core Equity Fund	3,321	1,937
OCC Equity Premium Strategy Fund	50,667	62,234
OCC Growth Fund	203,393	268,505
OCC Renaissance Fund	1,265,270	1,751,286
OCC Target Fund	379,633	459,949
OCC Value Fund	709,768	824,861
RCM Large-Cap Growth Fund	97,958	139,332
RCM Mid-Cap Fund	46,457	79,392
RCM Strategic Growth Fund	2,631	2,232

5. TRANSACTIONS IN WRITTEN OPTIONS

Transactions in written options were (amounts in thousands except for number of contracts):

	OCC Equity Premium Strategy Fund		OCC Growth Fund		RCM Strategic Growth Fund

	Contracts	Premiums Received	Contracts	Premiums Received	Contracts	Premiums Received

Balance at 6/30/2006	7,540	$605	0	$0	60	$16
Sales	18,695	2,078	1,000	282	336	57
Closing Buys	(1,907)	(872)	0	0	(180)	(35)
Exercises	(7,590)	(362)	(1,000)	(282)	(10)	(2)
Expirations	(13,478)	(908)	0	0	(35)	(4)

Balance at 12/31/2006	3,260	$541	0	$0	171	$32

| 12.31.06 | Allianz Funds Semi-Annual Report   71

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

6. FEDERAL INCOME TAX MATTERS

At December 31, 2006, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

CCM Capital Appreciation	1,650,106	$144,163	$(14,026)	$130,137
CCM Focused Growth	6,449	526	(77)	449
CCM Mid-Cap	1,372,103	97,166	(19,121)	78,045
NACM Flex-Cap Value	67,076	8,733	(813)	7,920
NACM Growth	13,528	703	(140)	563
NFJ Dividend Value	5,441,575	589,241	(6,832)	582,409
NFJ Large-Cap Value	280,248	26,997	(867)	26,130
NFJ Mid-Cap Value	4,834	152	(32)	120
NFJ Small-Cap Value	4,625,602	1,059,794	(72,075)	987,719
OCC Core Equity	6,523	849	(66)	783
OCC Equity Premium Strategy	69,173	4,341	(1,820)	2,251
OCC Growth	532,084	88,665	(7,106)	81,559
OCC Renaissance	2,595,513	267,784	(45,583)	222,201
OCC Target	678,230	129,861	(7,666)	122,195
OCC Value	2,048,992	300,428	(4,623)	295,805
RCM Large-Cap Growth	573,389	92,489	(9,354)	83,135
RCM Mid-Cap	92,151	8,713	(1,446)	7,267
RCM Strategic Growth	3,419	365	(55)	310

7. AFFILIATED TRANSACTIONS

An affiliate includes any company in which a Fund owns 5% or more of a company’s outstanding voting securities at any point during the fiscal year. The table below represents transactions in and earnings from these affiliated issuers during the six months ended December 31, 2006: (amounts in thousands):

NFJ Small-Cap Value:

	Market Value 6/30/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 12/31/2006	Dividend Income	Net Realized Loss

Issuer Name
Handleman Co.*	$9,104	$—	$7,996	$—	$—	$—	$(12,252)
Iowa Telecommunications Services, Inc.*	31,748	—	—	557	33,073	1,359	—
Journal Register, Co.*	19,828	—	8,111	(8,763)	7,702	64	(10,283)
Totals	$60,680	$—	$16,107	$(8,206)	$40,775	$1,423	$(22,535)

*	Not affiliated at December 31, 2006

          Certain additional purchases of existing portfolio holdings that were not considered affiliated in prior years, resulted in the NFJ Small Cap Value Fund owning in excess of 5% of the outstanding shares of certain issues at December 31, 2006. The cost and market value of the affiliated transactions represented below include both acquisitions of new investments and prior year holdings that became affiliated during the fiscal year.

NFJ Small-Cap Value:

Issuer Name	% Holding as a % of	Cost	Market Value

Handleman Co.*	—%	$—	—%
Iowa Telecommunications Services, Inc.	5.29%	32,516	0.77%
Journal Register, Co.*	2.70%	16,465	0.18%
		$48,981	0.95%

*	Not affiliated at December 31, 2006

72   Allianz Funds Semi-Annual Report | 12.31.06 |

8. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands, figures for the period ended 6/30/06 are audited):

	CCM Capital Appreciation Fund				CCM Focused Growth Fund		CCM Mid-Cap Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Period from 7/5/2006 to 12/31/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class D	288	$5,567	1,058	$20,588	34	$310	148	$3,938	981	$25,649
Other Classes	14,124	279,987	32,669	635,142	334	3,001	5,233	139,919	27,360	735,202

Issued in reinvestment of dividends and distributions
Class D	124	2,397	1	21	—*	6	108	2,730	—	—
Other Classes	4,359	84,780	54	1,077	11	109	4,776	120,747	—	—

Cost of shares redeemed
Class D	(240)	(4,726)	(232)	(4,579)	—	—	(273)	(7,274)	(2,325)	(61,645)
Other Classes	(10,850)	(212,251)	(16,028)	(309,834)	(134)	(1,229)	(10,367)	(276,042)	(14,746)	(396,896)

Net increase (decrease) resulting from Fund share transactions	7,805	$155,754	17,522	$342,415	245	$2,197	(375)	$(15,982)	11,270	$302,310

	NACM Flex-Cap Value Fund				NACM Growth Fund					NFJ Dividend Value Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006			Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares	Amount

Shares sold
Class D	353	$6,462	164	$2,849	44	$627	1		$3	23,073	$378,994	4,919	$73,706
Other Classes	401	7,253	764	12,736	685	9,446	236		3,008	144,799	2,376,873	108,675	1,603,736

Issued in reinvestment of dividends and distributions
Class D	14	270	1	14	1	15	—	*	1	606	10,317	77	1,136
Other Classes	81	1,572	102	1,711	14	189	19		252	5,138	87,351	2,738	39,781

Cost of shares redeemed
Class D	(53)	(1,001)	(10)	(168)	(1)	(4)	—		—	(2,138)	(35,709)	(725)	(10,776)
Other Classes	(162)	(2,938)	(694)	(11,667)	(49)	(663)	(231)		(2,959)	(15,764)	(260,286)	(14,010)	(206,408)

Net increase (decrease) resulting from Fund share transactions	634	$11,618	327	$5,475	694	$9,610	25		$305	155,714	$2,557,540	101,674	$1,501,175

| 12.31.06 | Allianz Funds Semi-Annual Report  73

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

9. LEGAL PROCEEDINGS

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements.

          Since February 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

          It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM, PEA and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10. PAYMENTS FROM AFFILIATES

AGIFM has identified transactions in which certain Funds’ purchase of shares of exchange-traded index funds caused that Funds’ ownership of other investment companies to exceed the Funds’ investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Funds for losses identified in that review.

          As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused certain Funds’ ownership of other investment companies to exceed the statutory limit on the ownership of voting stock. The SEC staff requested that AGIFM reimburse those Funds for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed those Funds for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to those Funds.

          During the year ended June 30, 2006, OCC Renaissance Fund and OCC Target Fund were reimbursed $5,074,548 ($0.03 per share) and $190,701 ($0.0045 per share), respectively in connection with this matter.

          During the year-ended June 30, 2006, the Adviser reimbursed CCM Mid-Cap Fund, OCC Value Fund and RCM Mid-Cap Fund, $806,302 ($0.02 per share), $377 ($0.003 per share) and $626,308 ($0.02 per share), respectively. These amounts fully resolve a review of the extent to which these Funds’ had made filings to participate in class action settlements for which they were eligible during certain periods prior to December 2005.

          During the six months ended December 31, 2006, the Adviser reimbursed OCC Equity Premium Strategy Fund $3,682 (less than $0.005 per share) for realized losses resulting from trading errors.

74  Allianz Funds Semi-Annual Report | 12.31.06 |

Board Approval of Investment Advisory and Portfolio Management Agreements
(Unaudited)
December 31, 2006

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the particular sub-adviser for each Fund (collectively, the “Agreements”). The sub-advisers for the Funds appearing in this report include Cadence Capital Management LLC (“CCM”), RCM Capital Management LLC (“RCM”), Nicholas-Applegate Capital Management LLC (“NACM”), Oppenheimer Capital LLC (“OCC”), and NFJ Investment Group L.P. (“NFJ”) (collectively, the “Sub-Advisers”).

          At an in-person meeting held in December 2006, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2007. At in-person meetings held in the first-half of 2006, the Board and the Independent Trustees unanimously approved, for an initial 2-year term, the Agreements with respect to the Allianz NFJ Mid-Cap Value Fund (the “New Fund”), which commenced operations in 2006. Similarly, Agreements with respect to the RCM Strategic Growth Fund were approved in 2006 for an initial 2-year term, and the board approval of these Agreements has been described in the Fund’s last semi-annual report.

          The material factors and conclusions that formed the basis of these approvals for the Funds, including the New Fund, are discussed below.

REVIEW PROCESS

The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Advisers furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in most cases through the Board’s Contracts Committee) met in person and telephonically a number of times from October to December 2006 (and earlier with respect to the New Fund), both with management and in private sessions, for the specific purpose of considering the proposed continuation (or, in the case of the New Fund, the proposed initial approval) of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data by the Board’s Performance Committee at each regular meeting and periodic presentations from the Sub-Advisers with respect to the Funds they manage.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed approvals with representatives of the Adviser and the Sub-Advisers and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Adviser and the Sub-Advisers. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either in writing or orally.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account in their review those interests of all the Allianz Funds that were in common.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Advisers. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment programs used by each Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Advisers, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries, financial results of CCM, and assets under management and other information relating to the financial resources of the Adviser and the Sub-Advisers, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Advisers, noting that the Funds are multi-manager funds. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees also took into account shareholder expectations that the Adviser and applicable Sub-Advisers would be managing the Funds.

          The Trustees noted that, pursuant to the Portfolio Management Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Advisers implement the Funds’ investment programs (subject to the terms of the prospectus), analyze economic trends, evaluate the risk/return characteristics of the Funds, construct the Funds’ portfolios, monitor the Funds’ compliance with investment restrictions, and report to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Advisers in managing the Funds and the in-house research capabilities of the Sub-Advisers. They also considered various investment resources available to the Sub-Advisers, including research services acquired with “soft dollars” available to the Sub-Advisers as a result of securities transactions effected for the Funds and

| 12.31.06 | Allianz Funds Semi-Annual Report   75

Board Approval of Investment Advisory and Portfolio Management Agreements (Cont.)
(Unaudited)
December 31, 2006

other clients. The Trustees reviewed each Sub-Adviser’s compliance program, including enhancements made during the past year. The Trustees also took into account that, as part of a business restructuring effective in November 2006, OCC had replaced PEA Capital LLC as sub-adviser for the OCC Equity Premium Strategy, Growth and Target Funds, but that the transfer of such responsibilities to OCC did not result in a change of actual control or management of the Sub-Adviser to such Funds.

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Advisers, the Adviser provides or procures through third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services that are ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel to serve as Fund officers, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements: that the scope of the services provided to the Funds by the Adviser and the Sub-Advisers under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers to the Funds.

FUND PERFORMANCE

In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, including comparisons of each Fund’s investment results with those of mutual funds in a peer universe, as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended June 30, 2006, together with an analysis of the comparative performance information prepared by an independent consultant. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by each Sub-Adviser to that of each Fund managed by such Sub-Adviser. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees or their independent consultant.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          Funds Sub-Advised by CCM (CCM Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the CCM Capital Appreciation, Mid-Cap and Focused Growth Funds. The comparative information showed that for all CCM Funds, performance was above median for the performance universes for all periods.

          Funds Sub-Advised By NACM (NACM Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the NACM Flex-Cap Value and Growth Funds. Only one and three years of performance information were presented for each NACM Fund because of their short existences. The comparative information showed that for all NACM Funds, performance was above median for the performance universes for all periods.

          Funds Sub-Advised by NFJ (NFJ Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the NFJ Small-Cap Value, Dividend Value and Large-Cap Value Funds. For the Dividend Value and Large-Cap Value Funds, one, three and five years of performance information were presented. The Small-Cap Value Fund’s performance information was shown for ten years. The comparative information showed that for all NFJ Funds, performance was above median for the performance universes for all periods. Because the NFJ Mid-Cap Value Fund had not yet commenced operations at the time of consideration of the Agreements, it had no past investment performance to be reviewed by the Trustees. The Trustees took into account the performance records and expertise of the lead members of this New Fund’s portfolio management team.

          Funds Sub-Advised by OCC (OCC Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the OCC Target, Growth, Equity Premium Strategy, Renaissance, Value and Core Equity Funds. Only one year of performance information was presented for the OCC Core Equity Fund because of its short existence. The comparative information showed that for the OCC Growth Funds, performance was above median for the performance universes for all periods. For the OCC Equity Premium Strategy Fund, performance was below the median (in the third quartile) for the five-year period, but was above the median for the one and three-year periods. For the OCC Value and Core Equity Funds, performance was below the median (in the third quartile) for the one-year period (the only period for Core Equity), but was at or above the median for the three-, five- and ten-year periods for the OCC Value Fund. For the OCC Target Fund, performance was below the median (in the third quartile) for the one-, three-, and five-year periods. For the OCC Renaissance Fund, performance was below the median for the one-, three-, and five-year periods (in the third quartile for the five-year period, and the fourth quartile for the one- and three-year periods).

          Funds Sub-Advised by RCM (RCM Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the RCM Large-Cap Growth and Mid-Cap Funds. The comparative information showed that performance for the RCM Large-Cap Growth Funds was above median for the performance universes for all periods. For the RCM Mid-Cap Fund, performance was below the median (in the third quartile) for the one-, three-, five- and ten-year periods.

          Based on this and other information, and taking into account fee breakpoints proposed for certain Funds as described under “Fees and Other Expenses” below, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Advisers’ services were of a nature, quality and extent sufficient to support continuation (or, in the case of the New Fund, initial approval) of the Agreements.

FEES AND OTHER EXPENSES

The Trustees considered the advisory fees paid by each Fund to the Adviser and sub-advisory fees paid by the Adviser to the Sub-Advisers. In doing so, the Trustees reviewed a report from an independent consultant, which analyzed comparisons of Funds’ fees and expenses to

76  Allianz Funds Semi-Annual Report | 12.31.06 |

their Lipper peer groups. The Trustees also considered the administrative fee rate paid by each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Advisers, and the services provided by the Adviser, on the one hand, and the Sub-Advisers, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vi) each Fund’s total expenses as compared to those funds in their peer groups and peer universes as provided by Lipper.

          The Trustees also considered information showing the advisory fees charged by the Sub-Advisers to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Advisers by the Adviser with respect to the Funds were not necessarily as low as the fee rates charged by the Sub-Advisers to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Advisers to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Funds, and the expenses associated with the more extensive regulatory regime g overning registered funds.

          The Trustees also considered and evaluated the administrative fees paid by each Fund under the Administration Agreement, including in light of the total expenses of the Funds and the total expenses of competitor funds as reflected in the Lipper materials. The Trustees noted that, in connection with the contract review process in prior years, they had negotiated with the Adviser to observe administrative fee breakpoints for each Fund and share class under the Administration Agreement, and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes). The Trustees considered the savings realized by shareholders under this arrangement, noting that a number of Funds had reached sufficient size for these administrative fee breakpoints to result in fee reductions.

          The Trustees reviewed information provided by Lipper and an independent consultant comparing each Fund’s advisory fee, and ratios of total expenses (less Rule 12b-1/distribution fees) to net assets (“total expense ratios”) for one or two share classes (retail and/or institutional share classes, depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds, for the most recent fiscal year. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and other sources that were not independently verified by the Trustees.

          CCM Funds. For the CCM Capital Appreciation, Focused Growth and Mid-Cap Growth Funds, advisory fees and total expense ratios were below median for all expense groups (including, for total expense ratios, both retail and institutional expense groups).

          NACM Funds. For all NACM Funds, advisory fees were below median for the expense group. For all NACM Funds, total expense ratios were below median for retail and institutional expense groups.

          NFJ Funds. For all NFJ Funds the advisory fees and total expense ratios were below median for all expense groups. Although the NFJ Mid-Cap Value Fund had not yet commenced operations, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the NFJ Mid-Cap Value Fund’s share classes with the fees and expenses of comparable share classes of comparable mutual funds identified by the Adviser.

          OCC Funds. For all OCC Funds other than the OCC Renaissance Fund, the advisory fees and total expense ratios were below median for all expense groups. For the OCC Renaissance Fund, the advisory fees were below median for the expense group, however total expense ratios were above median (in the fourth quartile) for retail and institutional expense groups.

          RCM Funds. For the RCM Large-Cap Growth and Mid-Cap Funds the advisory fees and total expense ratios were below median for all expense groups.

          The Trustees evaluated each Fund’s advisory fees based on comparative fee and expense information and other factors, including Fund performance, the Adviser’s estimated profitability from its relationship with each Fund (described below) and possible economies of scale (described below). In light of these factors, the Trustees recommended that breakpoints be added to the advisory fees of certain Funds. The Adviser agreed to establish advisory fee breakpoints for the NFJ Small-Cap Value Fund as follows: a reduction of 2.5 basis points for assets from $3 billion up to $4 billion, an additional reduction of 2.5 basis points for assets from $4 billion up to $5 billion, and an additional reduction of 2.5 basis points for assets above $5 billion.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Advisers in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the advisory fee breakpoints that the Adviser agreed to observe as described above.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

The Trustees reviewed information regarding the cost of services provided by the Adviser (which took into account the sub-advisory fees paid to the Sub-Advisers and the costs incurred by the Sub-Advisers in providing services to the Funds) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2006. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the methodology used and the profitability information provided. The Trustees noted that, at the request of the Independent Trustees, certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability, and they noted their belief that further refinements were possible.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of

| 12.31.06 | Allianz Funds Semi-Annual Report   77

Board Approval of Investment Advisory and Portfolio Management Agreements (Cont.)
(Unaudited)
December 31, 2006

other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

POSSIBLE FALL-OUT BENEFITS

The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Advisers from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Advisers and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from each Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to Sub-Advisers in connection with trade execution for the Funds (soft dollar arrangements). The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

POSSIBLE ECONOMIES OF SCALE

The Trustees considered the extent to which the Adviser and the Sub-Advisers may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds had not previously contained breakpoints that reduce the fee rate on assets above specified levels. In this regard, the Trustees took into account the advisory fee breakpoints that the Adviser agreed to observe for the NFJ Small-Cap Value Fund commencing January 1, 2007. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders, and, as previously noted, certain of the Funds had already reached sufficient size for the administrative fee breakpoints to result in fee reductions. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

CONCLUSIONS

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation (and, in the case of the New Fund, initial approval) of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

78  Allianz Funds Semi-Annual Report | 12.31.06 |

Allianz Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“AGIFM”)
1345 Avenue of the Americas
New York, NY 10105

Sub-Advisers

Cadence Capital Management LLC
NFJ Investment Group L.P.
Nicholas-Applegate Capital Management LLC
Oppenheimer Capital LLC
RCM Capital Management LLC

Distributor

Allianz Global Investors Distributors LLC (“AGID”)
2187 Atlantic Street
Stamford, CT 06902

Custodian

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.
P.O. Box 9688
Providence, RI 02940

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110

For Account Information

For Allianz Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors Distributors/PFPC, you can also call (800) 426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■	PIMCO	■	Cadence Capital Management	■	Nicholas-Applegate

■	NFJ Investment Group	■	RCM	■	Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 1-888-877-4626. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/05. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2007. For information about any product, contact your financial advisor.

AZ032SA_17063

Allianz Funds
Semi-Annual Report

DECEMBER 31, 2006

RCM Funds

Share Classes		DOMESTIC STOCK FUNDS	SECTOR FUNDS
Ins	Institutional	Allianz RCM Large-Cap
Adm	Administrative	Growth Fund	Allianz RCM Financial Services Fund

		Allianz RCM Strategic Growth Fund	Allianz RCM Global Resources Fund

		Allianz RCM Mid-Cap Fund	Allianz RCM Technology Fund

Allianz RCM Small-Cap Growth Fund

INTERNATIONAL/GLOBAL STOCK FUNDS

Allianz RCM International Growth Equity Fund

Allianz RCM Global Small-Cap Fund

This material is authorized for use only when preceded or accompanied by the current Allianz Fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

FUND	Fund Summary	Schedule of Investments

Allianz RCM Financial Services Fund	6	15
Allianz RCM Global Resources Fund	7	16
Allianz RCM Global Small-Cap Fund	8	17
Allianz RCM International Growth Equity Fund	9	19
Allianz RCM Large-Cap Growth Fund	10	20
Allianz RCM Mid-Cap Fund	11	21
Allianz RCM Small-Cap Growth Fund	12	23
Allianz RCM Strategic Growth Fund	13	25
Allianz RCM Technology Fund	14	27

2  Allianz Funds

President’s Letter

Dear Shareholder:

We are pleased to present you with this Semi-Annual Report for the Allianz Funds for the six months ended December 31, 2006.

Stocks around the world delivered strong results during the reporting period, supported by solid corporate earnings growth. A weak U.S. dollar continued to fuel investor appetite for international stocks. But U.S. stocks also had a respectable showing as investors focused on positive economic news. Against this favorable backdrop, the MSCI All Country World Index Ex U.S.A. gained 15.46% for the period, compared with 12.75% for the S&P 500 Index.

The upbeat mood helped provide many sectors with healthy returns. In particular, utility, telecom and consumer staples companies produced solid gains overseas. In the U.S., financial and information technology companies were among the top performers during the reporting period. One exception across the board was energy stocks, which pulled back as oil prices hit their lows for the year.

While these results are impressive, investors should keep in mind that it always makes sense to remain well-diversified across many asset classes and sectors. A balanced investment portfolio can help you weather short-term market fluctuations and may enhance long-term return potential.

For more detailed information about how your Allianz Fund performed in this environment, please read the commentary in this report. If you have any questions, please contact your financial advisor. You can also call us at 1-800-427-0107 or visit www.allianzinvestors.com.

As always, we appreciate the confidence you have placed in us and we look forward to serving your investing needs in the future.

Sincerely,

E. Blake Moore, Jr. President

January 31, 2007

Semiannual Report | December 31, 2006   3

Important Information About the Funds

The inception date on each Fund Summary performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (Institutional, Administrative) is one of the Fund’s oldest share classes. The oldest share class for the following funds is the Institutional class, and the Administrative shares were first offered on the date following the fund name: RCM Technology (3/05), RCM International Growth Equity (2/02), RCM Large-Cap Growth (2/02) and RCM Mid-Cap (2/02). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

The World Energy & Materials Composite benchmark appearing in the RCM Global Resources performance table represents the performance of a hypothetical index developed by the Adviser. This composite is derived from the World Energy and World Materials components of the unmanaged MSCI World Index. The two components are weighted in the composite based on the market capitalization of those sectors from the prior month. As a result, the weightings of the two components in the composite may vary from month to month. It is not possible to invest directly in these indices.

Proxy Voting

The Funds’ adviser and each Sub-adviser have adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by Allianz Funds (the “Trust”) the Trust as the policies and procedures that each Sub-Adviser will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that each Sub-Adviser may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-498-5413, on the Allianz Global Investors Distributors website at www.allianzin-vestors.com and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Form N-Q

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-800-498-5413. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4  Allianz Funds

Important Information About the Funds (cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which is from 07/01/06 to 12/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

The Russell Midcap Index replaced the Russell Midcap Growth Index as the RCM Mid-Cap Fund’s primary comparative index because the Adviser believes the Russell Midcap Index is more representative of the Fund’s investment strategies.

Prior to November 1, 2006, performance data for all MSCI indices were calculated gross of dividend tax withholding. Performance data presently shown for these indices is net of dividend tax withholding. This recalculation results in lower performance for the indices.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-800-498-5413.

Semiannual Report | December 31, 2006   5

Allianz RCM Financial Services Fund

Portfolio Insights

•	RCM Financial Services Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in the equity securities of financial services companies.

•

Despite some weakness into the summer months, the markets rallied strongly in the second half of the year with financial services companies outperforming the broader markets, led by diversified financials and real estate.

•

The Fund’s outperformance was entirely driven by stock selection, which was positive in all three primary subsectors: banks, insurance and diversified financials. This more than offset the sub-optimal allocation between the sectors described below.

•

One of the largest single positive contributors to our relative outperformance was our holding in Goldman Sachs, which continues to thrive in the robust capital markets space. Our significant overweight in Zions Bancorp was the biggest negative selection factor during the six-month period examined, though still a good contributor to performance over a longer time frame.

•

From a sector allocation perspective, our lack of exposure to U.S. real estate was a significant drag on the strong stock selection. Banks, where we have been a bit more overweight, dragged significantly relative to the rest of financial services.

•

We continue to opportunistically invest in financial services companies outside of the United States. In the latter half of 2006, non-U.S. investments were a slight drag on performance due to the very weak Japanese markets, where we own several regional banks. Outside of Japan we experienced very positive results from our investments in Industrial & Commercial Bank of China, DBS Group Holdings Ltd., Erste Bank and National Australia Bank.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/30/04)

—	Allianz RCM Financial Services Fund Institutional Class	16.12%	18.76%	—	—	15.48%
—	S&P 500 Index	12.75%	15.79%	—	—	11.12%
—	S&P Financials Sector Index	15.60%	19.18%	—	—	13.56%
	Lipper Financial Services Fund Average	12.74%	16.96%	—	—	14.19%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The Fund’s portfolio manager considers the S&P Financials Sector Index to be the Fund’s performance benchmark. Comparisons to the S&P 500 Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	90.4%
Consumer Services	7.6%
Cash & Equivalent — Net	2.0%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

	Institutional Class	(5% return before expenses) Institutional Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,161.20	$1,019.91
Expenses Paid During Period	$5.72	$5.35

Expenses are equal to the expense ratio of 1.05% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6  Allianz Funds

Allianz RCM Global Resources Fund

Portfolio Insights

•

RCM Global Resources Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in the equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries.

•

Natural resources stocks declined significantly during the third quarter before rebounding back to previous levels during the fourth quarter. As is typically the case, there was great divergence in stock performance. The Fund’s overweight exposure to energy detracted from relative performance.

•

Relative performance during the period was most significantly hurt by the Fund’s underweight exposure to the integrated oils sector, as investor concerns over the pace of global economic growth combined with declining oil prices spurred investors to an unprecedented flight to safety into this sector. An overall shift within the broader market towards value stocks and away from growth stocks also detracted from the Fund’s relative performance, which has a bias towards growth.

•	Metals and mining stocks performed well during the period. Stock selection with in the materials sector was a positive contributor to performance, led by Phelps Dodge, Xstrata, and Teck Cominco.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/30/04)

—	Allianz RCM Global Resources Fund Institutional Class	–0.71%	17.03%	—	—	31.20%
—	MSCI World Index Net	13.20%	20.06%	—	—	16.23%
—	World Energy & Materials Composite	8.15%	21.99%	—	—	26.23%
	Lipper Natural Resources Fund Average	0.36%	15.30%	—	—	29.50%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The Fund’s portfolio manager considers the World Energy & Materials Composite to be the Fund's performance benchmark. Comparisons to the MSCI World Index are provided in order to compare the Fund's performance to the performance of a broad-based securities market index.

*      Cumulative return.

Cumulative Returns Through December 31, 2006

Country Allocation*

United States	65.0%
Canada	10.1%
United Kingdom	4.4%
France	4.1%
Austria	3.0%
Brazil	1.6%
Norway	1.6%
Switzerland	1.4%
Other	2.2%
Cash & Equivalent — Net	6.6%

*      % of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Institutional Class	Institutional Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$992.90	$1,019.76
Expenses Paid During Period	$5.43	$5.50

Expenses are equal to the expense ratio of 1.08% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  7

Allianz RCM Global Small-Cap Fund

Portfolio Insights

•

RCM Global Small-Cap Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in companies with market capitalizations comparable to those companies included in the MSCI World Small- Cap Index. The Fund will ordinarily invest in companies organized or headquartered in at least three different countries.

•

Global small-cap stocks performed well during the second half of the year, helped by the strong gains posted in the fourth quarter. Regionally, European small-cap stocks were among the top performers while Japanese small-cap stocks disappointed investors. The Fund’s overweight exposure to Europe and underweight to Japan, relative to the MSCI World Small-Cap Index, helped relative returns. An underweight to North America and overweight exposure to Latin America also helped.

•

Strong stock selection in the capital goods, consumer discretionary, and apparel industries supported relative performance. In particular, the Fund benefited from its investment in Switzerland based capital goods company Georg Fischer. Greek toy manufacturer and retailer Jumbo S.A. and U.S. based Crocs, the footwear designer and manufacturer, also helped.

•

Relative performance was hindered by stock selection among energy stocks. Notably, alternative energy holding Evergreen Solar performed poorly during the period. This U.S. company provides solar power products. We sold the holding during the later part of the quarter. While we like the company’s technology, we have become concerned about increasing competitive pressures.

•	Japanese based investments in Village Vanguard, Take & Give Needs, and Hoosiers Corp. also hurt Fund performance.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)

—	Allianz RCM Global Small-Cap Fund
	Institutional Class	12.72%	20.74%	18.09%	16.33%	16.33%
—	MSCI World Small-Cap Index Net	10.14%	17.23%	17.45%	9.87%	9.87%
	Lipper Global Small/Mid-Cap Growth
	Fund Average	12.97%	20.55%	13.77%	11.70%	11.70%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*      Cumulative return.

Cumulative Returns Through December 31, 2006

Country Allocation *

United States	32.2%
Japan	12.1%
Germany	8.3%
Switzerland	5.8%
France	5.4%
United Kingdom	4.8%
South Korea	3.2%
Italy	3.2%
Other	23.2%
Cash & Equivalent — Net	1.8%

*      % of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Institutional Class	Institutional Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,127.20	$1,018.30
Expenses Paid During Period	$7.35	$6.97

Expenses are equal to the expense ratio of 1.37% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8  Allianz Funds

Allianz RCM International Growth Equity Fund

Portfolio Insights

•	RCM International Growth Equity Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in equity securities of non-U.S. companies.

•	Investor sentiment toward U.S. and overseas stocks turned positive over the second half of 2006 as evidenced by increases in both the MSCI EAFE Index and the S&P 500 Index.

•

Relative performance was held back over the reporting period by stock selection within the financials sector. In particular, the Fund’s investments in Japanese bank holdings, including Mizuho Financial and Mitsubishi UFJ Financial negatively impacted performance. Japanese economic growth remains very modest as evidenced by a lower than expected rise in machinery orders during the fourth quarter and as personal consumption growth in the world’s second largest economy has slowed more than anticipated.

•

Positive stock selection within the industrials, materials, and healthcare sectors positively impacted performance. Within the materials sector, Xstrata, a top ten holding in the Fund, was one of the top relative outperformers. British-based Xstrata is a diversified mining company which continues to benefit from the industrialization and urbanization of emerging economies.

•

Stock selection within the Consumer Discretionary sector was a drag on the Fund’s relative performance. Specifically, our positions in two online gaming stocks, PartyGaming and Sport-ingbet, held back returns over this time period.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/22/95)

—	Allianz RCM International Growth Equity Fund Institutional Class	9.64%	20.36%	10.21%	5.74%	7.77%
	Allianz RCM International Growth Equity Fund Administrative Class	9.51%	20.03%	9.77%	5.39%	7.43%
—	MSCI EAFE Index Net	14.69%	26.35%	14.98%	7.71%	7.57%
—	MSCI EAFE Growth Index Net	11.92%	22.31%	12.27%	5.08%	5.17%
	Lipper International Large-Cap Growth Fund Average	13.43%	22.68%	10.78%	5.98%	7.04%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The Fund’s portfolio manager considers the MSCI EAFE Growth Index to be the Fund’s performance benchmark. Comparisons to the MSCI EAFE Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Country Allocation*

Japan	23.5%
Switzerland	16.6%
United Kingdom	14.4%
France	11.7%
Germany	9.9%
Sweden	4.2%
Netherlands	4.0%
Italy	2.8%
Other	12.7%
Cash & Equivalent — Net	0.2%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,096.40	$1,095.10	$1,020.21	$1,018.95
Expenses Paid During Period	$5.23	$6.55	$5.04	$6.31

For each class of the Fund, expenses are equal to the expense ratio for the class (0.99% for Institutional Class, 1.24% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006   9

Allianz RCM Large-Cap Growth Fund

Portfolio Insights

•	RCM Large-Cap Growth Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in stocks of U.S. companies with market capitalizations of at least $3 billion.

•	Our growth has faced a considerable headwind recently. In large cap, value stocks (Russell 1000 Value) outperformed growth issues (Russell 1000 Growth) by 4.62% during the period.

•

The S&P 500 Index reached its low for the during the six month period in July, correcting on interest rate and inflation concerns, before reversing course. Strong earnings, receding fears about interest rates and a retreat in oil prices from $77 per barrel allowed stocks to climb over the rest of the year. The Index reached a six year high on December 15.

•

The rapid retreat in oil prices over the period negatively impacted the Fund’s energy holdings. These stocks (e.g. Weatherford International) typically include smaller and therefore less diversified companies but with significantly faster earnings growth than the larger, fully integrated exploration and production companies (e.g. Exxon-Mobil).

•

Conversely, consumer discretionary stocks helped returns, and Coach Inc. was one of the strongest performers. Limited competition in the accessible luxury handbag category has given Coach the opportunity to take market share while maintaining pricing power.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)

—	Allianz RCM Large-Cap Growth Fund Institutional Class	8.89%	7.29%	3.04%	8.62%	8.62%
	Allianz RCM Large-Cap Growth Fund Administrative Class	8.80%	6.98%	2.80%	8.37%	8.37%
—	S&P 500 Index	12.75%	15.79%	6.19%	8.42%	8.42%
	Lipper Large-Cap Growth Fund Average	8.05%	5.61%	2.15%	5.55%	5.55%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	19.8%
Healthcare	19.1%
Financial Services	15.7%
Energy	8.2%
Consumer Staples	8.1%
Telecommunications	6.9%
Consumer Discretionary	6.3%
Capital Goods	5.1%
Other	9.9%
Cash & Equivalent — Net	0.9%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,088.90	$1,088.00	$1,021.58	$1,020.32
Expenses Paid During Period	$3.79	$5.11	$3.67	$4.94

For each class of the Fund, expenses are equal to the expense ratio for the class (0.72% for Institutional Class, 0.97% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10  Allianz Funds

Allianz RCM Mid-Cap Fund

Portfolio Insights

•

RCM Mid-Cap Fund seeks long-term capital appreciation by normally investing 80% of its net assets in equity securities of small to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Midcap Growth Index.

•

Mid-cap stocks performed strongly during the second half of 2006 thanks to the surge that took place in the final five months of the year. A favorable Federal Reserve interest rate policy, strong corporate profits, and easing energy prices contributed to a strong market. Value stocks significantly outpaced growth stocks. The Russell Midcap Value Index gained 12.33% in the final six months of the year, outperforming the Russell Midcap Growth Index by over 4%.

•

Stock selection was positive during the period. Areas of strength include stock selection in industrials, consumer discretionary, and health care. In the consumer discretionary sector, retailers Coach and Dick’s Sporting Goods along with apparel manufacturer Polo Ralph Lauren were among the top 10 relative outperformers in the Fund. Polo Ralph Lauren shares benefited from third quarter earnings results that exceeded even the most optimistic expectations. The company delivered double-digit retail and wholesale sales growth and expanded margins. Future growth initiatives include expansion of its Rugby retail concept stores and retail in Asia.

• In contrast, technology and telecommunication services stock selection detracted from performance, largely due to semiconductor and communications equipment holdings in the Fund.

•

Overall sector allocation was negative. Notably, energy was the only sector in the Russell Mid-cap Growth Index to deliver a negative return in the second half of 2006. The Fund’s overweight exposure to energy lowered relative returns.

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception† (11/06/79)

—	Allianz RCM Mid-Cap Fund Institutional Class	7.71%	7.35%	5.11%	7.80%	15.35%
	Allianz RCM Mid-Cap Fund Administrative Class	7.49%	6.77%	4.71%	7.46%	15.04%
—	Russell Midcap Index	9.94%	15.27%	12.88%	12.14%	15.09%
—	Russell Midcap Growth Index	7.89%	10.64%	8.21%	8.61%	—
	Lipper Mid-Cap Growth Fund Average	5.46%	8.54%	5.88%	7.52%	12.52%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The inception of the RCM Mid-Cap Fund pre-dates the inception of the Russell Midcap Growth Index. As such, no numbers are presented for the inception period for the index.

†	The Fund began operations on 11/06/79. Index comparisons began on 10/31/79.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	22.9%
Healthcare	14.4%
Consumer Discretionary	13.8%
Energy	7.9%
Financial Services	7.7%
Consumer Staples	7.2%
Consumer Services	5.8%
Capital Goods	4.8%
Other	14.3%
Cash & Equivalent — Net	1.2%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,077.10	$1,074.90	$1,021.12	$1,019.86
Expenses Paid During Period	$4.24	$5.54	$4.13	$5.40

For each class of the Fund, expenses are equal to the expense ratio for the class (0.81% for Institutional Class, 1.06% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006   11

Allianz RCM Small-Cap Growth Fund

Portfolio Insights

•

RCM Small-Cap Growth Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in equity securities of small-sized U.S. Companies with market capitalizations at or below the highest market capitalization represented in either or both of the Russell 2000 Index and the S&P SmallCap 600 Index.

•

Small-cap stocks performed strongly during the second half of 2006 thanks to the surge that took place in the final five months of the year. A favorable Federal Reserve interest rate policy, strong corporate profits, and easing energy prices contributed to a strong market. Value stocks significantly outpaced growth stocks. The Russell 2000 Value Index gained 11.81% in the final six months of the year; nearly 5% more than the Russell 2000 Growth Index.

•

Relative returns were hindered by stock selection among technology and financials stocks. Software holding Transaction System Architects detracted from performance. Also, shares of Advanced Analogic Technologies (AATI) were challenged during the period. AATI provides power management semiconductors. We believe the company is well positioned to benefit from the rapid adoption of mobile consumer electronic devices. However, in our view, the company continues to overinvest in technology at the expense of marketing its products.

•

Stocks that added to the Fund’s relative returns include footwear designer and manufacture Crocs Inc. Crocs recently announced shoe licensing deals with the National Football League and National Hockey League. Health care holdings Ilumina Inc. and Immucor also helped.

Average Annual Total Return for the period ended December 31, 2006

						Fund
						Inception
		6 Months*	1 Year	5 Years	10 Years	(12/30/05)

—	Allianz RCM Small-Cap Growth Fund Institutional Class	2.67%	10.13%	—	—	10.10%
—	Russell 2000 Growth Index	6.86%	13.35%	—	—	13.35%
	Lipper Small-Cap Growth Fund Average	5.21%	10.30%	—	—	10.31%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	23.9%
Healthcare	18.0%
Consumer Discretionary	11.7%
Financial Services	11.1%
Consumer Services	7.1%
Energy	6.0%
Consumer Staples	4.5%
Aerospace	3.1%
Other	12.7%
Cash & Equivalent — Net	1.9%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Institutional Class	Institutional Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,026.70	$1,019.56
Expenses Paid During Period	$5.72	$5.70

Expenses are equal to the expense ratio of 1.12% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

12  Allianz Funds

Allianz RCM Strategic Growth Fund

Portfolio Insights

•	RCM Strategic Growth Fund seeks capital appreciation by normally investing at least 80% of its net assets in stocks of U.S. companies with market capitalizations of at least $500 million.

•

Our growth style has faced a considerable head-wind recently verses the broad market. In large-cap, value stocks (Russell 1000 Value) outperformed growth issues (Russell 1000 Growth) by 4.62% in the second half of 2006.

•

Stock selection was strong during this period within the banking, internet and consumer services industries. Individual stocks that contributed significantly to this included Nintendo Co., Tencent Holdings and NVIDIA Corp. All these companies were up between 55% and 74% over the last 6 months. New product roll-outs, meaningful gains in market share and previously underappreciated growth prospects contributed to their substantial out performance.

•

The primary detractor during this exceptionally strong absolute performance period was the Fund’s cash position. Much, but not all, of this cash position was held to offset derivative positions. Microsoft and Ciena also detracted from returns.

Average Annual Total Return for the period ended December 31, 2006

						Fund
						Inception
		6 Months*	1 Year	5 Years	10 Years	(03/31/06)

—	Allianz RCM Strategic Growth Fund Institutional Class	9.43%	—	—	—	–0.93%
	Allianz RCM Strategic Growth Fund Administrative Class	9.36%	—	—	—	–1.07%
—	Russell 1000 Growth Index	10.11%	—	—	—	5.81%
	Lipper Multi-Cap Growth Fund Average	8.15%	—	—	—	2.71%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	26.6%
Healthcare	15.1%
Consumer Discretionary	8.8%
Consumer Staples	7.0%
Financial Services	6.2%
Telecommunications	4.8%
Aerospace	4.2%
Hotels/Gaming	2.6%
Other	16.6%
Cash & Equivalent — Net	8.1%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional	Administrative	Institutional	Administrative
	Class	Class	Class	Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,094.30	$1,093.60	$1,018.70	$1,017.39
Expenses Paid During Period	$6.81	$8.18	$6.56	$7.88

Expenses are equal to the expense ratio for the class (1.29% for Institutional Class, 1.55% Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  13

Allianz RCM Technology Fund

Portfolio Insights

•

RCM Technology Fund seeks long-term capital appreciation by investing at least 80% of its assets in technology and technology-related companies. The Fund will ordinarily invest in companies organized or headquartered in at least three different countries.

•

The six month period consisted of a very weak beginning as most technology stocks reached a bottom in July; investors came back to technology gradually, with the mega cap technology companies performing particularly well. The Fund was underweight in those large stocks and therefore lagged the Technology Index.

•

In addition to an overall weak environment for technology stocks in early 2006, RCM’s growth style has faced a considerable headwind verses the broader market. Large cap value stocks (Russell 1000 Value) outperformed growth issues (Russell 1000 Growth) by 4.62% in the second half of 2006.

•

Many of our semiconductor holdings declined as they experienced an inventory correction, and our mid-sized software stocks were hit by investor concerns over legal or competitive issues. We were helped by two takeovers of our companies as well as good performance by our wireless and video game stocks.

•

Our non-U.S. stocks did well, led by Nintendo, Research in Motion, and TenCent. We cut back our energy holdings, with most of our holdings now in the solar area, but that group still detracted from performance.

Average Annual Total Return for the period ended December 31, 2006

						Fund
						Inception
		6 Months*	1 Year	5 Years	10 Years	(12/27/95)

—	Allianz RCM Technology Fund Institutional Class	12.86%	4.98%	6.33%	15.13%	16.14%
	Allianz RCM Technology Fund Administrative Class	12.73%	4.74%	6.07%	14.85%	15.85%
—	NASDAQ Composite Index	11.19%	9.51%	4.37%	6.47%	7.85%
—	Goldman Sachs Technology Index	14.98%	8.98%	1.05%	6.24%	8.69%
	Lipper Science & Technology Fund Average	9.99%	7.21%	1.03%	6.80%	7.20%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The Fund’s portfolio manager considers the Goldman Sachs Technology Index to be the Fund’s performance benchmark. Comparisons to the NASDAQ Composite Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	67.6%
Telecommunications	10.8%
Consumer Discretionary	6.1%
Energy	4.0%
Financial Services	2.3%
Capital Goods	2.0%
Other	3.1%
Cash & Equivalent — Net	4.1%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance		Hypothetical Performance

			(5% return before expenses)
	Institutional	Administrative	Institutional	Administrative
	Class	Class	Class	Class

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,128.60	$1,127.30	$1,019.00	$1,017.74
Expenses Paid During Period	$6.60	$7.94	$6.26	$7.53

For each class of the Fund, expenses are equal to the expense ratio for the class (1.23% for Institutional Class, 1.48% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

14  Allianz Funds

Schedule of Investments
RCM Financial Services Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.0%

Consumer Services—7.6%
Axis Capital Holding Ltd.	1,800	$60
Everest Re Group Ltd.	2,200	216
Isewan Terminal Service Co., Ltd.	8,000	50

		326

Financial Services—90.4%
Affiliated Managers Group, Inc. (a)	390	41
Alabama National BanCorporation	600	41
American Express Co.	2,300	140
American International Group, Inc. (b)	4,620	331
Bank of Hawaii Corp.	1,100	59
Citigroup, Inc. (b)	3,950	220
City National Corp.	1,300	93
DBS Group Holdings Ltd.	5,000	73
Erste Bank der Oesterreichischen Sparkassen AG	350	27
Federated Investors, Inc.	1,770	60
First Mercury Financial Corp. (a)	7,000	165
Franklin Resources, Inc.	1,800	198
Genworth Financial, Inc., Class A	6,630	227
Goldman Sachs Group, Inc.	1,210	241
Hokuhoku Financial Group, Inc.	17,000	62
Industrial & Commercial Bank of China (a)	97,000	60
IntercontinentalExchange, Inc. (a)	800	86
Joyo Bank Ltd.	15,000	83
Lazard Ltd., Class A	4,450	211
Nishi-Nippon City Bank Ltd.	11,000	47
Northern Trust Corp.	3,410	207
Preferred Bank	620	37
Royal Bank of Scotland Group PLC	2,280	89
Shizuoka Bank Ltd.	7,000	69
Signature Bank & Trust (a)	600	19
TIB Financial Corp.	2,000	35
U.S. Bancorp	9,090	329
UBS AG	1,100	67
Wachovia Corp.	4,350	248
Zions Bancorporation	3,960	326

		3,891

Total Common Stock (cost—$3,437)		4,217

	Principal Amount (000s	)	Value (000s)

Repurchase Agreement—2.0%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $85; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $89 including accrued interest (cost—$85)	$85		$85

Total Investments before securities sold short (cost—$3,522)—100.0%			4,302

SECURITIES SOLD SHORT—(2.3)%

	Shares

Financial Services—(2.3)%
Fifth Third Bancorp. (proceeds—$96)	2,415	(99)

Total Investments net of securities sold short (cost—$3,426) (c)—97.7%		4,203

Other assets less liabilities—2.3%		100

Net Assets—100.0%		$4,303

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for securities sold short.

(c) Securities with an aggregate value of $567 which represents 13.17% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  15

Schedule of Investments
RCM Global Resources Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—93.4%

Australia—3.0%
BHP Billiton Ltd.	11,700	$233
Rio Tinto Ltd.	2,014	117

		350

Brazil—1.6%
Companhia Vale do Rio Doce ADR	6,100	181

Canada—10.1%
Canadian Natural Resources Ltd.	9,200	490
Suncor Energy, Inc.	6,070	478
Teck Cominco Ltd.	2,800	211

		1,179

Denmark—1.1%
Vestas Wind Systems A/S (a)	3,200	135

France—4.1%
Companie Generale de Geophysique S.A. (a)	1,060	229
EDF Energies Nouvelles S.A.	4,700	249

		478

Luxembourg—1.1%
Tenaris S.A. ADR	2,510	125

Norway—1.6%
Prosafe ASA	13,200	187

Switzerland—1.4%
Syngenta AG (a)	910	169

United Kingdom—4.4%
Rio Tinto PLC	2,400	127
Vedanta Resources PLC	6,800	162
Xstrata PLC	4,550	227

		516

United States—65.0%
Air Products & Chemicals, Inc.	2,400	169
Arch Coal, Inc.	5,200	156
Arena Resources, Inc. (a)	5,300	226
Baker Hughes, Inc.	4,200	314
Burlington Northern Santa Fe Corp.	1,750	129
Devon Energy Corp.	2,600	174
Ecolab, Inc.	2,600	118
ENSCO International, Inc.	4,600	230
EOG Resources, Inc.	1,750	109
Exxon Mobil Corp.	5,900	452
First Solar, Inc. (a)	2,170	65
Freeport-McMoran Copper & Gold, Inc., Class B	970	54
Goodrich Petroleum Corp. (a)	3,700	134
Grant Prideco, Inc. (a)	2,500	99
Monsanto Co.	3,900	205
National-Oilwell Varco, Inc. (a)	5,370	328
Newfield Exploration Co. (a)	2,180	100
Noble Corp.	4,500	343
Noble Energy, Inc.	2,500	123
Occidental Petroleum Corp.	5,700	278
Ormat Technologies, Inc.	2,600	96
Peabody Energy Corp.	3,900	158
Phelps Dodge Corp.	460	55
Rowan Cos., Inc.	5,000	166

	Shares	Value (000s)

Schlumberger Ltd.	6,580	$416
Smith International, Inc.	6,800	279
Southwestern Energy Co. (a)	8,320	292
Sunpower Corp. (a)	2,300	85
Tetra Technologies, Inc. (a)	13,600	348
Transocean, Inc. (a)	4,400	356
Ultra Petroleum Corp. (a)	3,730	178
Valero Energy Corp.	5,900	302
Weatherford International Ltd. (a)	9,000	376
Xcel Energy, Inc.	14,600	337
XTO Energy, Inc.	6,920	325

		7,575

Total Common Stock (cost—$9,709)		10,895

	Principal Amount (000s)

Repurchase Agreement—6.9%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $809; collateralized by Federal Home Loan Bank, 4.125%,4/18/08, valued at $826 including accrued interest (cost—$809)	$809	809

Total Investments (cost—$10,518) (b)—100.3%		11,704

Liabilities in excess of other assets—(0.3)%		(43)

Net Assets—100.0%		$11,661

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) Securities with an aggregate value of $1,585, which represents 13.59% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

16  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
RCM Global Small-Cap Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.2%

Austria—0.9%
Wiener Staedtische Allgemeine Versicherung AG	29,404	$2,064

Bermuda—1.9%
Central European Media Enterprises Ltd., Class A (a)	23,690	1,658
Fibrechem Tech Ltd.	1,155,000	1,402
Orient-Express Hotels Ltd.	27,000	1,278

		4,338

British Virgin Islands—0.3%
UTI Worldwide, Inc.	25,500	762

Canada—0.2%
WestJet Airlines Ltd. (a)	44,000	565

Denmark—0.6%
SimCorp A/S	6,000	1,471

Estonia—1.8%
Baltika AS	100,000	2,933
Tallink Group Ltd. (a)	192,000	1,295

		4,228

Finland—1.8%
FIM Group Oyj (a)	245,000	1,968
Yit Corp.	79,000	2,178

		4,146

France—5.4%
April Group	38,600	1,858
Boursorama (a)	115,000	1,561
Companie Generale de Geophysique S.A. (a)(b)	12,920	2,789
Kaufman & Broad S.A.	23,000	1,437
Neopost S.A.	14,600	1,832
SR Teleperformance	74,933	2,905

		12,382

Germany—8.3%
Carl Zeiss Meditec AG	48,000	1,001
Cenit AG Systemhaus	90,000	1,617
Deutsche Wohnen AG	15,000	961
Ersol Solar Energy AG (a)	23,000	1,393
Hugo Boss AG	55,000	2,970
Leoni AG	52,200	2,126
Pfeiffer Vacuum Technology AG	21,000	1,779
Salzgitter AG	17,000	2,203
Software AG	35,000	2,745
Technotrans AG	73,500	2,270

		19,065

Greece—1.9%
Forthnet S.A. (a)	75,000	1,063
JUMBO S.A.	147,000	3,212

		4,275

Ireland—1.3%
Kingspan Group PLC	76,100	2,018
United Drug PLC	200,000	1,051

		3,069

Italy—3.2%
Azimut Holding SpA	209,100	2,792
Immobiliare Grande Distribuzione	227,000	1,110
Mariella Burani SpA	80,000	2,141
Tod’s SpA	17,000	1,367

		7,410

	Shares	Value (000s)

Japan—12.1%
A&D Co., Ltd.	46,400	$1,102
ABC-Mart, Inc. (b)	68,000	1,685
Air Water, Inc. (b)	170,000	1,804
Ardepro Co., Ltd. (b)	7,000	2,304
Asahi Intecc Co., Ltd. (b)	56,800	1,652
Asahi Soft Drinks Co., Ltd.	46,000	663
Bookoff Corp. (b)	55,500	1,042
Daifuku Co., Ltd.	89,500	1,411
Hoosiers Corp. (b)	1,155	1,413
Ricoh Leasing Co., Ltd. (b)	45,600	1,182
Ryohin Keikaku Co., Ltd.	18,200	1,393
Sankyu, Inc. (b)	270,000	1,590
Sumitomo Titanium Corp. (b)	23,200	2,590
Tadano Ltd.	150,000	1,764
Take And Give Needs Co., Ltd. (b)	1,110	870
Tokai Carbon Co., Ltd. (b)	184,000	1,306
Tokyo Tatemono Co., Ltd.	113,000	1,256
Tsurumi Manufacturing Co., Ltd.	164,000	1,686
Village Vanguard Co., Ltd.	230	1,132

		27,845

Malaysia—0.7%
CB Industrial Product Holding Bhd	222,400	271
Top Glove Corp. Bhd	325,000	1,262

		1,533

Mexico—0.7%
Corp GEO S.A. de C.V. (a)	320,000	1,602

Netherlands—2.2%
Beter Bed Holding NV	39,000	990
Brunel International NV	45,400	1,552
USG People NV (b)	60,000	2,613

		5,155

Norway—1.3%
Aker Kvaerner ASA	9,000	1,116
Prosafe ASA (b)	128,500	1,819

		2,935

Panama—0.5%
Copa Holdings S.A.	25,000	1,164

Poland—0.5%
Cersanit Krasnystaw S.A. (a)	100,000	1,259

Portugal—0.5%
Teixeira Duarte—Engenharia Construcoes S.A.	430,000	1,130

Russia—1.7%
OAO Pharmacy Chain 36.6 (a)	32,300	1,843
Seventh Continent	72,970	1,948

		3,791

Singapore—1.0%
Cosco Corp. Singapore Ltd.	1,610,000	2,405

South Africa—1.0%
Truworths International Ltd.	480,000	2,191

	Shares	Value (000s)

South Korea—3.2%
Daegu Bank (a)	90,000	$1,530
MegaStudy Co., Ltd. (a)	22,400	3,282
Meritz Fire & Marine Insurance Co., Ltd.	372,600	2,517

		7,329

Spain—1.9%
Banco Pastor S.A. (b)	126,200	2,447
Bolsas y Mercados Espanoles (a)	45,300	1,874

		4,321

Switzerland—5.8%
Bank Sarasin & Cie AG	710	2,236
Belimo Holding AG	1,100	1,081
Georg Fischer AG (a)	5,500	3,556
Jelmoli Holding AG	1,000	2,240
Lindt & Spruengli AG	88	2,214
St. Galler Kantonalbank	5,000	2,097

		13,424

Turkey—0.5%
Turk Hava Yollari (a)	256,200	1,099

United Kingdom—4.8%
Aberdeen Asset Management PLC	350,000	1,299
Burren Energy PLC	76,720	1,324
C&C Group PLC	196,000	3,481
Carillion PLC	223,000	1,730
Savills PLC	105,000	1,395
Unite Group PLC	160,000	1,709

		10,938

United States—32.2%
Advisory Board Co. (a)	25,000	1,339
Affiliated Managers Group, Inc. (a)(b)	24,700	2,597
Anixter International, Inc. (a)	30,000	1,629
Applebee’s International, Inc.	45,000	1,110
Arena Resources, Inc. (a)	29,200	1,247
Armor Holdings, Inc. (a)	23,700	1,300
BE Aerospace, Inc. (a)	73,700	1,893
Bronco Drilling Co., Inc. (a)	25,850	444
Carter’s, Inc. (a)	34,660	884
Central European Distribution Corp. (a)(b)	75,700	2,248
Central Garden & Pet Co. (a)	14,900	722
CROCS, Inc. (a)(b)	46,880	2,025
Energy Conversion Devices, Inc. (a)	20,440	695
Euronet Worldwide, Inc. (a)(b)	62,000	1,841
Gardner Denver, Inc. (a)	47,300	1,765
GFI Group, Inc. (a)(b)	32,500	2,023
GMX Resources, Inc. (a)(b)	36,290	1,288
Hansen Natural Corp. (a)(b)	60,000	2,021
Heico Corp.	46,700	1,522
Hibbett Sporting Goods, Inc. (a)	47,000	1,435
Iconix Brand Group, Inc. (a)	37,000	717
Immucor, Inc. (a)	27,200	795
Jones Lang LaSalle, Inc.	20,920	1,928
Knoll, Inc.	99,500	2,189
Life Time Fitness, Inc. (a)	37,300	1,809
Men’s Wearhouse, Inc.	43,000	1,645
Micros Systems, Inc. (a)	37,900	1,997
Microsemi Corp. (a)	27,500	540
NeuStar, Inc., Class A (a)(b)	24,600	798

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  17

Schedule of Investments (cont.)
RCM Global Small-Cap Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

NewStar Financial, Inc. (a)	50,000	$922
Nuance Communications, Inc. (a)(b)	71,200	816
Old Dominion Freight Line, Inc. (a)	30,000	722
Physicians Formula Holdings, Inc. (a)	60,000	1,121
PrivateBancorp, Inc.	25,000	1,041
PSS World Medical, Inc. (a)(b)	66,900	1,307
Psychiatric Solutions, Inc. (a)	60,000	2,251
Rackable Systems, Inc. (a)(b)	41,400	1,282
RBC Bearings, Inc. (a)	52,200	1,496
Regal-Beloit Corp.	19,400	1,019
RightNow Technologies, Inc. (a)(b)	63,000	1,085
Ruth’s Chris Steak House (a)	73,200	1,338
Signature Bank & Trust (a)	45,200	1,400
Superior Energy Services (a)	55,500	1,814
Superior Well Services, Inc. (a)	73,000	1,866
Transaction Systems Architects, Inc. (a)	55,200	1,798
United Natural Foods, Inc. (a)(b)	41,800	1,501
Universal Compression Holdings, Inc. (a)	14,200	$882
ValueClick, Inc. (a)	32,200	761
Varian Semi-conductor Equipment Assoc., Inc. (a)	43,400	1,976
VCA Antech, Inc. (a)	36,500	1,175
Virginia Commerce Bancorp (a)(b)	59,000	1,173
Volcom, Inc. (a)(b)	46,600	1,378
World Fuel Services Corp.	35,000	1,556

		74,126

Total Common Stock (cost—$167,980)		226,022

SHORT-TERM INVESTMENTS—22.3%

Collateral Invested for Securities on Loan (c)(d)—20.3%
Allianz Dresdner Daily Asset Fund	46,721,577	46,722

	Principal amount (000s)

Repurchase Agreement—2.0%
State Street Bank & Trust Co.,dated 12/29/06, 4.90%, due 1/2/07, proceeds $4,523; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $4,615 including accrued interest (cost—$4,521)	$4,521	4,521

Total Short Term Investments (cost—$51,243)		51,243

Total Investments (cost—$219,223) (e)—120.5%		277,265

Liabilities in excess of other assets—(20.5)%		(47,198)

Net Assets—100.0%		$230,067

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $42,664; cash collateral of $46,722 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $134,100, which represents 58.29% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

18  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
 RCM International Growth Equity Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—97.3%

Australia—1.0%
Brambles Ltd. (a)(b)	83,325	$841

Belgium—1.1%
KBC Groep NV	7,475	915

Canada—1.2%
Canadian Natural Resources Ltd.	18,500	986

Cayman Islands—1.0%
Hutchison Telecommunications International Ltd. (a)	345,000	873

China—1.4%
Industrial & Commercial Bank of China (a)	1,903,000	1,187

France—11.7%
Accor S.A.	11,625	899
Arkema (a)	555	28
BNP Paribas	11,000	1,197
Christian Dior S.A.	8,057	856
Companie Generale de Geophysique S.A. (a)(b)	2,394	517
Groupe Danone	6,500	983
Ipsen	26,500	1,230
Schneider Electric S.A.	7,200	797
Total S.A.	26,300	1,893
Vinci S.A.	11,700	1,491

		9,891

Germany—7.4%
BAYER AG	22,594	1,207
Commerzbank AG	24,000	908
Continental AG	8,000	927
Hypo Real Estate Holding AG	12,500	784
Merck KGaA	9,500	983
SAP AG	27,204	1,443

		6,252

Greece—1.2%
National Bank of Greece S.A.	22,000	1,009

Hong Kong—2.2%
Cheung Kong Ltd.	72,000	885
Li & Fung Ltd.	305,800	952

		1,837

Italy—2.8%
Banca Intesa SpA (b)	130,050	1,002
Unicredito Italiano SpA	161,675	1,413

		2,415

Japan—23.5%
Canon, Inc.	14,000	788
East Japan Railway Co.	100	667
Fanuc Ltd.	10,800	1,060
Ibiden Co., Ltd.	12,200	614
Joyo Bank Ltd.	100,000	552
Keyence Corp.	2,800	691
Kuraray Co., Ltd.	71,000	837
Mitsubishi Tokyo Financial Group, Inc.	147	1,824
Mitsui Fudosan Co., Ltd.	37,000	901
Mizuho Financial Group, Inc.	194	1,384
NGK Insulators Ltd.	39,000	603
Nidec Corp.	11,300	875
Nintendo Co., Ltd.	5,000	1,294

	Shares	Value (000s)

Nissan Motor Co., Ltd.	97,000	$1,170
Orix Corp.	3,600	1,044
Resona Holdings, Inc. (b)	340	928
Ricoh Co., Ltd.	36,000	733
Sharp Corp. (b)	44,000	757
SMC Corp.	4,600	651
T&D Holdings, Inc.	12,500	825
Takeda Pharmaceutical Co., Ltd.	15,100	1,035
Yahoo! Japan Corp.	1,600	634

		19,867

Netherlands—4.0%
ING Groep NV	24,802	1,096
Koninklijke (Royal) KPN NV	81,407	1,155
Royal Numico NV	20,950	1,125

		3,376

Norway—1.8%
Statoil ASA	57,950	1,526

Singapore—1.0%
SembCorp Industries Ltd.	351,520	877

South Korea—0.8%
Samsung Electronics Co., Ltd.	1,080	708

Sweden—4.2%
Atlas Copco AB, Class A	49,400	1,654
Telefonaktiebolaget LM Ericsson, Class B	478,000	1,922

		3,576

Switzerland—16.6%
ABB Ltd.	106,000	1,898
Credit Suisse Group	16,693	1,164
Holcim Ltd.	13,500	1,235
Lonza Group AG (b)	11,400	983
Nestle S.A.	2,485	881
Novartis AG	37,400	2,148
Panalpina Welttransport Holding AG	6,500	886
Roche Holdings AG	14,630	2,618
UBS AG	19,350	1,171
Zurich Financial Services AG	4,000	1,073

		14,057

United Kingdom—14.4%
Barclays PLC	87,592	1,251
BHP Billiton PLC	114,450	2,096
BP PLC	109,000	1,215
Diageo PLC	44,012	865
Reckitt Benckiser PLC	27,125	1,237
Serco Group PLC	128,600	959
Shire PLC	50,074	1,033
Vodafone Group PLC	241,097	666
Xstrata PLC	56,905	2,832

		12,154

Total Common Stock (cost—$63,659)		82,347

PREFERRED STOCK—2.5%

German—-2.5%
Fresenius AG	6,000	1,286
Henkel KGaA	5,800	851

Total Preferred Stock (cost—$1,815)		2,137

	Principal Amount (000s)	Value (000s)

SHORT-TERM INVESTMENTS—6.9%

Collateral Invested for Securities on Loan (d)—6.4%
Bank of America N.A.,
5.363% due 11/8/07, FRN (c)	$500	$500
5.383% due 1/2/07	2,000	2,000
Morgan Stanley, 5.372% due 4/5/07	1,000	1,000
Ormond Quay Funding LLC, 5.341% due 5/30/07 (c)	1,000	1,000
Societe Generale, 5.250% due 1/2/07	874	874

		5,374

Repurchase Agreement—0.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $449; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08; valued at $458 including accrued interest (cost—$449)	449	449

Total Short-Term Investments (cost—$5,823)		5,823

Total Investments
(cost—$71,297) (e)—106.7%		90,307

Liabilities in excess of other assets—(6.7)%		(5,664)

Net Assets—100.0%		$84,643

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $4,967; cash collateral of $5,349 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from the securities on loan.

(e) Securities with an aggregate value of $81,524, which represents 96.31% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  19

Schedule of Investments
 RCM Large-Cap Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK-99.1%

Aerospace—3.1%
Boeing Co.	71,000	$6,308
United Technologies Corp.	172,600	10,791

		17,099

Capital Goods—5.1%
Fluor Corp. (c)	91,400	7,463
General Electric Co.	547,500	20,372

		27,835

Consumer Discretionary—6.3%
Coach, Inc. (a)	190,500	8,184
Federated Department Stores, Inc.	186,700	7,119
J.C. Penney Co., Inc. (c)	121,500	9,399
Walgreen Co. (c)	209,700	9,623

		34,325

Consumer Services—2.1%
Marriott International, Inc.,Class A (c)	240,700	11,486

Consumer Staples—8.1%
Colgate-Palmolive Co.	181,100	11,815
PepsiCo, Inc.	254,800	15,938
Procter & Gamble Co.	259,900	16,704

		44,457

Energy—8.2%
Canadian Natural Resources Ltd. (c)	176,700	9,406
Schlumberger Ltd. (c)	213,300	13,472
Transocean, Inc. (a)(c)	110,600	8,946
Valero Energy Corp.	54,300	2,778
Weatherford International Ltd. (a)(c)	254,900	10,652

		45,254

Financial Services—15.7%
American International Group, Inc.	172,100	12,333
Citigroup, Inc.	316,000	17,601
Franklin Resources, Inc. (c)	101,600	11,193
Genworth Financial, Inc.,Class A (c)	116,700	3,992
Legg Mason, Inc. (c)	36,600	3,479
Merrill Lynch & Co., Inc.	138,500	12,894
U.S. Bancorp (c)	386,100	13,973
Zions Bancorporation	127,300	10,495

		85,960

Healthcare—19.1%
Abbott Laboratories	172,500	8,402
Aetna, Inc.	190,160	8,211
Allergan, Inc. (c)	69,000	8,262
Amgen, Inc. (a)(c)	99,100	6,769
Cardinal Health, Inc.	85,200	5,489
Genentech, Inc. (a)	82,900	6,726
Gilead Sciences, Inc. (a)(c)	183,500	11,915
Novartis AG ADR	138,900	7,978
Shire Pharmaceuticals Group PLC ADR	116,350	7,186
St. Jude Medical, Inc. (a)	184,400	6,742
UnitedHealth Group, Inc.	119,100	6,399
Wyeth	252,000	12,832
Zimmer Holdings, Inc. (a)(c)	98,400	7,713

		104,624

	Shares	Value (000s)

Multi-Media—2.1%
Walt Disney Co.	336,200	$11,522

Technology—19.8%
Apple Computer, Inc. (a)	160,600	13,625
Autodesk, Inc. (a)	115,600	4,677
Corning, Inc. (a)	174,400	3,263
Google, Inc., Class A (a)(c)	33,200	15,288
Hewlett-Packard Co.	466,300	19,207
Intel Corp. (c)	515,100	10,431
Marvell Technology Group Ltd. (a)	429,200	8,236
Microsoft Corp. (c)	516,800	15,432
Motorola, Inc.	439,200	9,030
Texas Instruments, Inc.	185,800	5,351
Yahoo!, Inc. (a)	152,100	3,885

		108,425

Telecommunications—6.9%
AT&T, Inc. (c)	492,900	17,621
Cisco Systems, Inc. (a)(b)	428,500	11,711
QUALCOMM, Inc.	220,200	8,321

		37,653

Transportation—2.6%
Burlington Northern Santa Fe Corp.	105,700	7,802
FedEx Corp.	61,600	6,691

		14,493

Total Common Stock (cost—$461,286)		543,133

SHORT-TERM INVESTMENTS—20.1%

Collateral Invested for Securities on Loan (d)—19.6%
Allianz Dresdner Daily Asset Fund (e)	104,639,750	104,640

	Principal amount (000s)

Morgan Stanley, 5.38% due 2/2/07, FRN	$3,000	3,000

		107,640

Repurchase Agreement—0.5%
State Street Bank &Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $2,732; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $2,788 including accrued interest (cost—$2,731)	2,731	2,731

Total Short-Term Investments (cost—$110,371)		110,371

	Contracts	Value (000s)

OPTIONS PURCHASED (a)—0.6%

Call Options—0.6%
AT&T, Inc. (CBOE), strike price $35, expires 1/19/08	2,398	$792
Cisco Systems, Inc. (CBOE), strike price $25, expires 1/19/08	4,285	2,228

Total Options Purchased (cost—$1,732)		3,020

Total Investments before options written (cost—$573,389)—119.8%		656,524

OPTIONS WRITTEN (a)—(0.4)%

Call Options—(0.4)%
Cisco Systems, Inc. (CBOE), strike price $30, expires 1/19/08	8,570	(2,185)

Put Options—(0.0)%
AT&T, Inc. (CBOE), strike price $30, expires 1/19/08	2,398	(192)

Total Options Written (premiums received—$1,192)		(2,377)

Total Investments net of options written (cost—$572,197)—119.4%		654,147

Liabilities in excess of other assets—(19.4)%		(106,047)

Net Assets—100.0%		$548,100

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written.

(c) All or portion of securities on loan with an aggregate market value of $104,891; cash collateral of $107,639 was received with which the Fund purchased short-term investments.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

20  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
RCM Mid-Cap Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.8%

Building/Construction—1.1%
Foster Wheeler Ltd. (a)	16,800	$926

Capital Goods—4.8%
Cooper Industries Ltd., Class A	17,000	1,537
Intermec, Inc. (a)(b)	42,660	1,036
Rockwell Automation, Inc.	12,800	782
Roper Industries, Inc.	13,400	673

		4,028

Communications—2.2%
Comverse Technology, Inc. (a)(b)	34,100	720
NII Holdings, Inc., Class B (a)	18,100	1,166

		1,886

Consumer Discretionary—13.8%
Applebee’s International, Inc.	31,050	766
Coach, Inc. (a)	38,540	1,656
GameStop Corp. (a)(b)	21,530	1,187
International Game Technology	33,540	1,550
J.C. Penney Co., Inc.	7,230	559
Nordstrom, Inc.	12,010	593
Oshkosh Truck Corp., Class B	9,380	454
Polo Ralph Lauren Corp., Class A	18,690	1,451
Quiksilver, Inc. (a)	90,800	1,430
Talbots, Inc. (b)	22,050	531
TJX Cos., Inc.	51,130	1,458

		11,635

Consumer Services—5.8%
Alliance Data Systems Corp. (a)	4,700	294
Corporate Executive Board Co.	5,100	447
Everest Re Group Ltd.	12,795	1,255
Hertz Global Holdings, Inc. (a)	22,900	398
Quanta Services, Inc. (a)	27,100	533
SAIC, Inc. (a)	38,600	687
UTI Worldwide, Inc.	43,750	1,308

		4,922

Consumer Staples—7.2%
Bunge Ltd.	11,680	847
Clorox Co.	22,080	1,417
Hansen Natural Corp. (a)(b)	50,100	1,687
Pepsi Bottling Group, Inc.	23,800	736
Safeway, Inc.	29,710	1,027
United Natural Foods, Inc. (a)(b)	9,700	348

		6,062

Energy—7.9%
ENSCO International, Inc.	12,800	641
First Solar, Inc. (a)	2,310	69
National-Oilwell, Inc. (a)	30,600	1,872
Noble Energy, Inc.	5,400	265
Peabody Energy Corp.	19,800	$800
Southwestern Energy Co. (a)	42,900	1,504
Weatherford International Ltd. (a)(b)	35,800	1,496

		6,647

Environmental Services—1.7%
Republic Services, Inc.	34,400	1,399

	Shares	Value (000s)

Financial Services—7.7%
Affiliated Managers Group, Inc. (a)(b)	8,300	$873
City National Corp.	11,445	815
Federated Investors, Inc.	35,220	1,190
Lazard Ltd., Class A (b)	31,100	1,472
Northern Trust Corp.	16,750	1,016
Zions Bancorporation	13,090	1,079

		6,445

Healthcare—14.4%
Allergan, Inc.	13,680	1,638
Biomet, Inc.	7,800	322
Brookdale Senior Living, Inc. (b)	16,900	811
Celgene Corp. (a)(b)	14,560	838
Covance, Inc. (a)	2,600	153
Cytyc Corp. (a)	17,800	504
Endo Pharmaceuticals Holdings, Inc. (a)	37,480	1,034
Forest Laboratories, Inc. (a)	3,700	187
Health Net, Inc. (a)	14,000	681
Nektar Therapeutics, Inc. (a)(b)	22,600	344
PDL BioPharma, Inc. (a)(b)	23,230	468
Quest Diagnostics, Inc. (b)	21,060	1,116
Shire Pharmaceuticals Group PLC ADR	21,900	1,353
St. Jude Medical, Inc. (a)	29,900	1,093
Theravance, Inc. (a)	17,200	531
Varian Medical Systems, Inc. (a)	20,100	956
Zymogenetics, Inc. (a)(b)	5,000	78

		12,107

Hotels/Gaming—3.1%
Melco PBL Entertainment Macau Ltd. ADR (a)(b)	32,200	685
Starwood Hotels & Resorts Worldwide, Inc.	30,100	1,881

		2,566

Materials & Processing—4.8%
Air Products & Chemicals, Inc.	16,650	1,170
Ecolab, Inc.	6,260	283
Precision Castparts Corp.	26,200	2,051
Rohm & Haas Co.	10,400	532

		4,036

Metals & Mining—0.6%
Freeport-McMoran Copper & Gold, Inc., Class B	1,500	84
Phelps Dodge Corp.	3,780	452

		536

Multi-Media—0.3%
Univision Communications, Inc., Class A (a)	7,400	262

	Shares	Value (000s)

Technology—22.9%
Activision, Inc. (a)(b)	99,550	$1,716
Ametek, Inc.	43,540	1,386
Autodesk, Inc. (a)	32,960	1,334
BEA Systems, Inc. (a)	33,700	424
Broadcom Corp., Class A (a)	17,600	569
Cognizant Technology Solutions Corp., Class A (a)	13,110	1,012
Digital Insight Corp. (a)	5,100	196
Eclipsys Corp. (a)	11,200	230
Electronic Arts, Inc. (a)	3,100	156
Energy Conversion Devices, Inc. (a)	9,500	323
Global Payments, Inc.	20,700	958
Intersil Corp.	48,600	1,163
Marvell Technology Group Ltd. (a)	43,900	842
Maxim Integrated Products, Inc.	21,840	669
McAfee, Inc. (a)	26,600	755
MEMC Electronic Materials, Inc. (a)	6,080	238
Microchip Technology, Inc. (b)	30,000	981
National Semi-conductor Corp. (b)	48,700	1,105
NAVTEQ Corp. (a)	10,300	360
PMC-Sierra, Inc. (a)(b)	45,100	303
Red Hat, Inc. (a)(b)	63,740	1,466
Salesforce.com, Inc. (a)	10,550	385
SanDisk Corp. (a)	5,200	224
SBA Communications Corp. (a)	20,900	575
Seagate Technology, Inc.	23,300	617
Thermo Fisher Scientific, Inc. (a)	29,310	1,327

		19,314

Transportation—0.5%
Landstar System, Inc.	11,300	431

Total Common Stock (cost—$75,935)		83,202

SHORT-TERM INVESTMENTS—19.2%

Collateral Invested for Securities on Loan (c)(d)—18.0%
Allianz Dresdner Daily Asset Fund	15,173,862	15,174

	Principal Amount (000s)

Repurchase Agreement—1.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $1,043; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $1,068 including accrued interest (cost—$1,042)	$1,042	1,042

Total Short-Term Investments (cost—$16,216)		16,216

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   21

Schedule of Investments (cont.)
RCM Mid-Cap Fund
December 31, 2006 (unaudited)

Value (000s)

Total Investments (cost—$92,151)—118.0%	$99,418

Liabilities in excess of other assets—(18.0)%	(15,188)

Net Assets—100.0%	$84,230

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $14,758; cash collateral of $15,174 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

22  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
RCM Small-Cap Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.1%

Aerospace—3.1%
Armor Holdings, Inc. (a)	1,000	$55
BE Aerospace, Inc. (a)	3,970	102
Heico Corp.	2,080	68

		225

Automotive—1.0%
LKQ Corp. (a)	3,320	76

Building/Construction—0.9%
Williams Scotsman International, Inc. (a)	3,430	67

Capital Goods—1.1%
Gardner Denver, Inc. (a)	2,160	81

Chemicals—0.4%
Airgas, Inc.	720	29

Communications—0.8%
inVentiv Health, Inc. (a)	1,670	59

Consumer Discretionary—11.7%
Applebee’s International, Inc.	2,250	56
Carter’s, Inc. (a)	1,980	50
Central European Distribution Corp. (a)(b)	3,110	92
CROCS, Inc. (a)(b)	1,922	83
Hibbett Sporting Goods, Inc. (a)	2,420	74
Iconix Brand Group, Inc. (a)	4,440	86
Knoll, Inc.	4,700	103
Krispy Kreme Doughnuts, Inc. (a)(b)	2,800	31
Pool Corp.	1,420	56
Quiksilver, Inc. (a)	4,050	64
Ruth’s Chris Steak House (a)	2,920	53
Tween Brands, Inc. (a)	1,400	56
Volcom, Inc. (a)	1,750	52

		856

Consumer Services—7.1%
Advisory Board Co. (a)	1,090	58
Central European Media Enterprises Ltd., Class A (a)	1,050	74
Corporate Executive Board Co.	460	40
Euronet Worldwide, Inc. (a)(b)	2,080	62
Kenexa Corp. (a)	1,410	47
Life Time Fitness, Inc. (a)	1,440	70
Monro Muffler Brake, Inc.	1,570	55
Orient-Express Hotels Ltd.	1,290	61
ProAssurance Corp. (a)	1,140	57

		524

Consumer Staples—4.5%
Andersons, Inc.	1,970	84
Central Garden & Pet Co. (a)	800	39
Hansen Natural Corp. (a)(b)	2,360	80
Physicians Formula Holdings, Inc. (a)(b)	2,700	50
United Natural Foods, Inc. (a)(b)	2,070	74

		327

Electronics—0.6%
Measurement Specialties, Inc. (a)	2,090	45

	Shares	Value (000s)

Energy—6.0%
Basic Energy Services, Inc. (a)	2,450	$60
Bronco Drilling Co., Inc. (a)	2,090	36
GMX Resources, Inc. (a)	2,180	77
Superior Energy Services (a)	2,790	91
Superior Well Services, Inc. (a)	2,890	74
Tetra Technologies, Inc. (a)	2,420	62
Universal Compression Holdings, Inc. (a)	670	42

		442

Financial Services—11.1%
Affiliated Managers Group, Inc. (a)(b)	1,280	135
GFI Group, Inc. (a)	1,370	85
Hub International Ltd.	1,600	50
Innkeepers USA Trust, REIT	3,150	49
NewStar Financial, Inc. (a)	3,400	63
OptionsXpress Holding, Inc.	1,800	41
PrivateBancorp, Inc.	1,270	53
Signature Bank & Trust (a)	2,500	78
Sunstone Hotel Investors, Inc., REIT	2,000	53
Tower Group, Inc.	2,370	74
United Community Banks, Inc.	2,330	75
Virginia Commerce Bancorp (a)(b)	3,130	62

		818

Healthcare—18.0%
Adams Respiratory Therapeutics, Inc. (a)	1,330	54
Alkermes, Inc. (a)	2,700	36
American Medical Systems Holdings, Inc. (a)(b)	3,270	61
AngioDynamics, Inc. (a)	1,340	29
Arthrocare Corp. (a)	1,110	44
Conceptus, Inc. (a)	1,850	39
Digene Corp. (a)	880	42
Five Star Quality Care, Inc. (a)	5,655	63
HealthExtras, Inc. (a)	1,020	25
ICU Medical, Inc. (a)	1,250	51
Illumina, Inc. (a)	930	37
Immucor, Inc. (a)	3,360	98
Integra LifeSciences Holdings Corp. (a)	1,460	62
Matria Healthcare, Inc. (a)	1,100	32
Nighthawk Radiology Holdings, Inc. (a)	1,750	45
Option Care, Inc. (b)	4,730	67
PDL BioPharma, Inc. (a)	2,210	44
PSS World Medical, Inc. (a)	4,590	90
Psychiatric Solutions, Inc. (a)	2,880	108
Radiation Therapy Services, Inc. (a)	2,240	71
Sun Healthcare Group, Inc. (a)	5,000	63
VCA Antech, Inc. (a)	2,340	75
Viasys Healthcare, Inc. (a)	3,140	87

		1,323

Industrial—1.6%
Regal-Beloit Corp.	680	36
World Fuel Services Corp.	1,800	80

		116

	Shares	Value (000s)

Manufacturing—1.1%
RBC Bearings, Inc. (a)	2,790	$80

Materials & Processing—1.1%
Carpenter Technology Corp.	340	35
Genlyte Group, Inc. (a)	540	42

		77

Technology—23.9%
Actions Semi-conductor Co., Ltd. ADR (a)	4,800	40
Advanced Analogic Technologies, Inc. (a)	3,700	20
Allscripts Healthcare Solutions, Inc. (a)	1,540	42
Anixter International, Inc. (a)	1,200	65
Earthlink, Inc. (a)	6,400	45
Electronics for Imaging, Inc. (a)	2,330	62
Emulex Corp. (a)	2,400	47
Energy Conversion Devices, Inc. (a)(b)	1,250	42
Exar Corp. (a)	4,000	52
FormFactor, Inc. (a)	1,000	37
i2 Technologies, Inc. (a)(b)	2,900	66
Internap Network Services Corp. (a)(b)	2,960	59
Knot, Inc. (a)	1,530	40
MICROS Systems, Inc. (a)	1,570	83
Microsemi Corp. (a)(b)	1,870	37
Nuance Communications, Inc. (a)	5,570	64
NutriSystem, Inc. (a)	560	35
Omnicell, Inc. (a)	3,140	58
ON Semi-conductor Corp. (a)(b)	6,960	53
OPNET Technologies, Inc. (a)	2,550	37
Patni Computer Systems Ltd. ADR	2,160	44
Perficient, Inc. (a)	2,540	42
Pericom Semi-conductor Corp. (a)	4,250	49
PMC-Sierra, Inc. (a)(b)	7,400	50
Rackable Systems, Inc. (a)(b)	2,010	62
RightNow Technologies, Inc. (a)	3,200	55
Skyworks Solutions, Inc. (a)	7,160	51
Systems Xcellence, Inc. (a)	2,301	46
Transaction Systems Architects, Inc. (a)	3,000	98
Trident Microsystems, Inc. (a)	2,120	39
Ultimate Software Group, Inc. (a)	2,390	56
ValueClick, Inc. (a)	1,540	36
Varian Semi-conductor Equipment Assoc., Inc. (a)	1,980	90
Witness Systems, Inc. (a)	2,930	51

		1,753

Telecommunications (a)—2.3%
Aeroflex, Inc.	4,500	53
Dobson Communications Corp.	2,500	22
Eschelon Telecom, Inc.	3,250	64
Finisar Corp. (b)	8,750	28

		167

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  23

Schedule of Investments (cont.)
RCM Small-Cap Growth Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

Transportation—1.8%
Copa Holdings S.A.	1,300	$61
Old Dominion Freight Line, Inc. (a)	1,390	33
UTI Worldwide, Inc.	1,270	38

		132

Total Common Stock (cost—$6,790)		7,197

SHORT-TERM INVESTMENTS—13.9%

Collateral Invested for Securities on Loan (c)(d)—12.2%
Allianz Dresdner Daily Asset Fund	896,480	896

	Principal Amount (000s)

Repurchase Agreement—1.7%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due1/2/07, proceeds $124; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $129 including accrued interest (cost—$124)	$124	124

Total Short-Term Investments (cost—$1,020)		1,020

Total Investments
(cost—$7,810)—112.0%		8,217

Liabilities in excess of other assets—(12.0)%		(882)

Net Assets—100.0%		$7,335

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $864; cash collateral of $896 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

24  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
RCM Strategic Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—90.5%

Aerospace—4.2%
Boeing Co.	675	$60
General Dynamics Corp.	546	41
United Technologies Corp.	880	55

		156

Building/Construction—1.2%
ABB Ltd.	2,062	37
Lennar Corp., Class A	145	8

		45

Capital Goods—2.5%
Danaher Corp.	596	43
Fluor Corp.	585	48

		91

Chemicals—1.5%
Monsanto Co.	583	30
Praxair, Inc.	400	24

		54

Communications—0.5%
Focus Media Holding Ltd. ADR (a)	290	19

Consumer Discretionary—8.8%
Coach, Inc. (a)	1,110	48
Federated Department Stores, Inc.	1,104	42
J.C. Penney Co., Inc.	815	63
Nintendo Co., Ltd.	266	69
Under Armour, Inc. (a)	988	50
Walgreen Co.	1,090	50

		322

Consumer Services—0.9%
Corporate Executive Board Co.	278	25
SAIC, Inc. (a)	460	8

		33

Consumer Staples—7.0%
Clorox Co.	118	7
Colgate-Palmolive Co.	761	50
Hansen Natural Corp. (a)	1,570	53
PepsiCo, Inc. (b)	1,373	86
Procter & Gamble Co.	936	60

		256

Energy—2.3%
Baker Hughes, Inc.	140	10
BHP Billiton Ltd. ADR	500	20
First Solar, Inc. (a)	66	2
Halliburton Co.	550	17
Schlumberger Ltd.	438	28
Sunpower Corp. (a)	190	7

		84

Financial Services—6.2%
Chicago Mercantile Exchange Holdings, Inc. (b)	80	41
DBS Group Holdings Ltd.	3,030	44
Lazard Ltd., Class A	630	30
U.S. Bancorp	1,995	72
Wachovia Corp.	729	42

		229

	Shares	Value (000s)

Healthcare—15.1%
Abbott Laboratories (b)	1,125	$55
Aetna, Inc.	1,125	48
Allergan, Inc. (b)	492	59
Amgen, Inc. (a)	560	38
Celgene Corp. (a)	1,460	84
Genentech, Inc. (a)	516	42
Gilead Sciences, Inc. (a)	877	57
Johnson & Johnson (b)	950	63
St. Jude Medical, Inc. (a)	1,450	53
Wyeth	1,060	54

		553

Hotels/Gaming—2.6%
Starwood Hotels & Resorts Worldwide, Inc. (b)	1,507	94

Materials & Processing—1.1%
Precision Castparts Corp.	505	39

Metals & Mining—1.1%
Anglo Platinum Ltd.	324	39

Multi-Media—0.8%
Univision Communications, Inc., Class A (a)	858	30

Oil & Gas—1.5%
Cameron International Corp. (a)	50	3
Exxon Mobil Corp.	600	46
GlobalSantaFe Corp.	42	2
Transocean, Inc. (a)	32	3

		54

Technology—26.6%
Activision, Inc. (a)	1,570	27
Adobe Systems, Inc. (a)	470	19
American Tower Corp. (a)	92	3
Apple Computer, Inc. (a)	749	64
Autodesk, Inc. (a)	710	29
Cerner Corp. (a)(b)	1,240	56
Chartered Semi-conductor Manufacturing Ltd. ADR (a)	2,550	21
Cisco Systems, Inc. (a)	2,036	56
Cognizant Technology Solutions Corp., Class A (a)	513	40
Ctrip.com International Ltd. ADR	137	9
EMC Corp. (a)	1,820	24
Energy Conversion Devices, Inc. (a)	660	22
FormFactor, Inc. (a)	23	1
Google, Inc., Class A (a)(b)	279	128
Hewlett-Packard Co.	1,020	42
Isilon Systems, Inc. (a)	50	1
Marvell Technology Group Ltd. (a)	1,665	32
Maxim Integrated Products, Inc.	500	15
Microsoft Corp.	1,821	54
Network Appliance, Inc. (a)	855	34
Nortel Networks Corp. (a)	260	7
NVIDIA Corp. (a)	1,275	47
QLogic Corp. (a)	1,210	27
Red Hat, Inc. (a)	1,725	40
Research In Motion Ltd. (a)	220	28
Salesforce.com, Inc. (a)	782	29
Seagate Technology, Inc.	1,285	34
Telefonaktiebolaget LM Ericsson ADR	595	24
Tencent Holdings Ltd.	11,610	41
THQ, Inc. (a)	610	20

		974

	Shares	Value (000s)

Telecommunications—4.8%
Amdocs Ltd. (a)	625	$24
AT&T, Inc.	1,800	64
Comverse Technology, Inc. (a)	2,210	47
NII Holdings, Inc., Class B (a)	658	43

		178

Transportation—1.8%
Burlington Northern Santa Fe Corp.	472	35
Expeditors International
Washington, Inc.	800	32

		67

Total Common Stock
(cost—$3,048)		3,317

WARRANTS (a)—1.4%

	Units

Suppress—1.4%
Merrill Lynch—Hon Hai Precision Industry Co., Ltd., Expires 11/17/10	3,840	28
Merrill Lynch—Infosys Technologies Ltd., Expires 11/22/10	420	21

Total Warrants
(cost—$46)		49

SHORT-TERM INVESTMENT—6.8%

Principal Amount (000s)

Repurchase Agreement—6.8%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $250; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $256 including accrued interest (cost—$250)	$250	250

OPTIONS PURCHASED (a)—3.1%

	Contracts

Call Options—3.0%
American Tower Corp. (CBOE), strike price $40, expires 1/19/08	2	1
AT&T, Inc. (CBOE), strike price $35, expires 1/19/08	10	3
Cisco Systems, Inc. (CBOE), strike price $18, expires 1/19/08	15	16
Clorox Co. (PHLX), strike price $60, expires 1/19/08	9	7
Colgate Palmolive Co. (CBOE), strike price $60, expires 2/17/07	3	2
Dell, Inc. (CBOE), strike price $25, expires 1/19/08	2	1
Federated Department Stores, Inc. (CBOE), strike price $43, expires 1/19/08	8	3

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  25

Schedule of Investments (cont.)
RCM Strategic Growth Fund
December 31, 2006 (unaudited)

	Contracts	Value (000s)

Hewlett Packard Co. (CBOE), strike price $30, expires 1/19/08	33	$44
Microsoft Corp. (CBOE), strike price $23, expires 1/19/08	29	25
Monsanto Co. (CBOE), strike price $43, expires 1/19/08	1	1
Red Hat, Inc. (CBOE), strike price $20, expires 4/20/07	8	3
Research In Motion Ltd. (CBOE), strike price $140, expires 6/16/07	2	2

		108

Put Options—0.1%
Nasdaq-100 Index Tracking Stock, strike price $44, expires 2/17/07	37	5

Total Options Purchased (cost—$75)		113

Total Investments before options written and securities sold short (cost—$3,419) (c)—101.8%		3,729

OPTIONS WRITTEN (a)—(0.5)%

Call Options—(0.2)%
Apple Computer, Inc. (CBOE),
strike price $85, expires 1/20/07	1	—	(d)
strike price $90, expires 1/20/07	1	—	(d)
strike price $95, expires 1/20/07	1	—	(d)
Celgene Corp. (CBOE), strike price $55, expires 1/20/07	7	(3)
Ctrip.com International Ltd. (CBOE), strike price $60, expires 1/20/07	1	—	(d)
Dell, Inc. (CBOE), strike price $30, expires 1/19/08	4	(1)
Federated Department Stores, Inc. (CBOE), strike price $50, expires 1/19/08	16	(2)
Gilead Sciences, Inc. (CBOE), strike price $70, expires 1/20/07	2	—	(d)
Monsanto Co. (CBOE), strike price $50, expires 1/19/08	2	(2)
SAIC, Inc. (CBOE), strike price $23, expires 2/17/07	4	—	(d)
United Technologies Corp. (CBOE), strike price $60, expires 1/20/07	3	(1)

		(9)

Put Options—(0.3)%
American Tower Corp. (CBOE), strike price $33, expires 1/19/08	2	—	(d)
AT&T, Inc. (CBOE), strike price $30, expires 1/19/08	10	(1)
Comverse Technology, Inc. (CBOE), strike price $19, expires 1/19/07	16	—	(d)
Ctrip.com International Ltd. (CBOE),
strike price $40, expires 3/17/07	2	—	(d)
strike price $50, expires 1/20/07	2	—	(d)
Dell, Inc. (CBOE), strike price $23, expires 1/19/08	2	—	(d)
Electronic Arts, Inc. (CBOE), strike price $50, expires 6/16/07	2	(1)

	Contracts	Value (000s)

Energy Conversion Devices, Inc. (CBOE), strike price $35, expires 3/17/07	2	$(1)
strike price $35, expires 1/20/07	2	— (d)
Monsanto Co. (CBOE), strike price $43, expires 2/16/07	8	— (d)
Nasdaq-100 Index Tracking Stock, strike price $40, expires 2/17/07	51	(1)
Oil Service Holders Trust (CBOE),
strike price $125, expires 1/20/07	4	— (d)
strike price $135, expires 1/20/07	4	(1)
strike price $140, expires 1/20/07	2	(1)
Qualcomm, Inc. (CBOE), strike price $35, expires 4/21/07	4	(1)
Red Hat, Inc. (CBOE), strike price $15, expires 4/20/07	8	— (d)
Research In Motion Ltd. (CBOE),
strike price $75, expires 1/20/07	1	— (d)
strike price $120, expires 6/16/07	2	(2)
SAIC, Inc. (CBOE), strike price $18, expires 2/17/07	4	— (d)
Salesforce Com., Inc. (CBOE), strike price $35, expires 5/19/07	1	— (d)

		(9)

Total Options Written (premiums received—$32)		(18)

SECURITIES SOLD SHORT—(2.1)%

	Shares

Financial Services—(0.7)%
Fifth Third Bancorp.	620	(25)

Exchange-Traded Funds—(1.1)%
Nasdaq-100 Index Tracking Stock	495	(21)
Semi-conductor HOLDRs Trust	585	(20)

		(41)

Technology—(0.3)%
Electronic Arts, Inc. (a)	210	(11)

Total Securities Sold Short (proceeds—$77)		(77)

Total Investments net of options written and securities sold short (cost—$3,310)—99.2%		3,634

Other assets less liabilities—0.8%		30

Net Assets—100.0%		$3,664

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for transactions in options written and securities sold short.

(c) Securities with an aggregate value of $231 which represents 6.31% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

(d) Amount is less than $500.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

26  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
RCM Technology Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—93.6%

Capital Goods—2.0%
ABB Ltd.	1,410,000	$25,250

Chemicals—1.0%
Monsanto Co. (c)	238,000	12,502

Communications—1.0%
Focus Media Holding Ltd. ADR (a)	179,770	11,935

Consumer Discretionary—6.1%
Nintendo Co., Ltd.	295,976	76,625

Consumer Services—1.1%
Monster Worldwide, Inc. (a)	148,860	6,943
SAIC, Inc. (a)(c)	410,000	7,294

		14,237

Energy—4.0%
Cameron International Corp. (a)	157,000	8,329
First Solar, Inc. (a)	49,480	1,475
GlobalSantaFe Corp.	141,000	8,288
Halliburton Co.	265,000	8,228
Schlumberger Ltd.	131,000	8,274
Sunpower Corp. (a)(c)	162,210	6,029
Transocean, Inc. (a)	108,900	8,809

		49,432

Technology—67.6%
Activision, Inc. (a)(c)	1,417,000	24,429
Adobe Systems, Inc. (a)	363,700	14,955
Apple Computer, Inc. (a)(b)	390,630	33,141
Autodesk, Inc. (a)	660,520	26,725
Cerner Corp. (a)(b)	515,000	23,432
Chartered Semi-conductor Manufacturing Ltd. (a)(c)	29,922,000	24,939
Cognizant Technology Solutions Corp., Class A (a)(b)	287,940	22,217
Comverse Technology, Inc. (a)(b)(c)	1,977,290	41,741
Ctrip.com International Ltd. ADR (c)	357,460	22,334
EMC Corp. (a)	1,730,000	22,836
Energy Conversion Devices, Inc. (a)(c)	425,000	14,442
FormFactor, Inc. (a)(c)	136,645	5,090
Gemstar-TV Guide International, Inc. (a)	1,404	6
Google, Inc., Class A (a)(b)(c)	133,000	61,244
Hewlett-Packard Co. (b)	955,000	39,336
Infineon Technologies AG (a)	1,632,210	22,903
Infosys Technologies Ltd.	390,000	19,720
Isilon Systems, Inc. (a)(c)	14,275	394
Marvell Technology Group Ltd. (a)(b)(c)	1,720,000	33,007
Maxim Integrated Products, Inc.	195,490	5,986
Microsoft Corp. (c)	1,830,000	54,644
Network Appliance, Inc. (a)	703,510	27,634
Nortel Networks Corp. (a)	241,200	6,447
NVIDIA Corp. (a)(c)	1,050,320	38,872
QLogic Corp. (a)	1,512,840	33,161
QUALCOMM, Inc.	33,700	1,274
Red Hat, Inc. (a)(b)(c)	1,879,400	43,226

	Shares	Value (000s)

Research In Motion Ltd. (a)(c)	228,400	$29,185
Salesforce.com, Inc. (a)(c)	636,310	23,193
Seagate Technology, Inc. (c)	1,303,500	34,543
SINA Corp. (a)(c)	430,140	12,345
Telefonaktiebolaget LM Ericsson ADR (c)	582,000	23,414
Tencent Holdings Ltd.	10,600,000	37,642
THQ, Inc. (a)(c)	553,375	17,996

		842,453

Telecommunications (a)—10.8%
Amdocs Ltd. (b)	671,000	26,001
Cisco Systems, Inc.	2,130,450	58,225
Level 3 Communications, Inc. (c)	1,290,650	7,228
NII Holdings, Inc., Class B (c)	668,520	43,079

		134,533

Total Common Stock (cost—$923,036)		1,166,967

WARRANTS (a)—2.3%

Units

Financial Services—2.3%
Merrill Lynch-Hon Hai Precision Industry Co., Ltd., Expires 11/17/10 (cost—$24,526)	3,966,000	28,311

SHORT-TERM INVESTMENTS—18.9%

Shares

Collateral Invested for Securities on Loan (e)—15.7%
Allianz Dresdner Daily Asset Fund (f)	156,678,948	156,679

	Principal amount (000s)

Bayerische Landesbank, 5.40% due 1/25/07, FRN	$1,000	1,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (d)	16,000	16,000
Morgan Stanley,
5.372% due 4/5/07	5,000	5,000
5.38% due 2/2/07, FRN	5,000	5,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (d)	2,000	2,000
Sigma Finance, Inc., 5.369% due 4/5/07, FRN (d)	10,000	10,004

		195,683

Repurchase Agreement—3.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $39,560; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/07, valued at $40,333 including accrued interest (cost—$39,538)	39,538	39,538

Total Short-Term Investments (cost—$235,221)		235,221

	Contracts	Value (000s)

OPTIONS PURCHASED (a)—3.0%

Call Options—2.7%
Cisco Systems, Inc. (CBOE) strike price $17.50, expires 1/19/08	9,640	$10,507
Hewlett Packard Co. (CBOE) strike price $35, expires 1/21/08	11,460	10,486
Microsoft Corp. (CBOE) strike price $22.50, expires 1/19/08	13,459	11,440
Red Hat, Inc. (CBOE) strike price $20, expires 4/20/07	3,450	1,426
Research In Motion Ltd. (CBOE) strike price $140, expires 6/16/07	514	540

		34,399

Put Options—0.3%
Nasdaq-100 Index Tracking Stock strike price $44,expires 2/17/07	28,520	3,707

Total Options Purchased (cost—$24,971)		38,106

Total Investments before options written and securities sold short
(cost—$1,207,754) (g)—117.8%		1,468,605

OPTIONS WRITTEN (a)—(0.5)%

Call Options—(0.2)%
Ctrip.com International Ltd. (CBOE) strike price $60, expires 3/17/07	1,787	(1,108)
Monsanto Co. (CBOE) strike price $50, expires 1/20/07	2,455	(786)
SAIC, Inc. (CBOE) strike price $22.50, expires 2/17/07	4,100	(41)

		(1,935)

Put Options—(0.3)%
Comverse Technology, Inc. (CBOE) strike price $19, expires 1/19/07	7,733	(80)
Ctrip.com International Ltd. (CBOE) strike price $42, expires 3/17/07	1,443	(19)
Electronic Arts, Inc. (CBOE) strike price $50, expires 6/16/07	1,805	(653)
Energy Conversion Devices, Inc. (CBOE) strike price $35, expires 1/20/07	1,750	(368)
strike price $35, expires 3/17/07	1,789	(685)
Monsanto Co. (CBOE) strike price $42.50, expires 2/16/07	4,323	(60)
Nasdaq-100 Index Tracking Stock strike price $40, expires 2/17/07	48,484	(1,018)
Qualcomm, Inc. (CBOE) strike price $35, expires 4/21/07	3,430	(497)

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   27

Schedule of Investments (cont.)
RCM Technology Fund
December 31, 2006 (unaudited)

	Contracts	Value (000s )

Red Hat, Inc. (CBOE) strike price $15, expires 4/20/07	3,450	$(47)
Research In Motion Ltd. (CBOE) strike price $75, expires 1/20/07	1,398	(21)
strike price $120, expires 6/16/07	511	(470)
SAIC, Inc. (CBOE) strike price $17.50, expires 2/17/07	3,500	(245)
Salesforce Com., Inc. (CBOE) strike price $35, expires 5/19/07	710	(213)

		(4,376)

Total Options Written (premiums received—$9,806)		(6,311)

SECURITIES SOLD SHORT—(4.2%)

	Shares

Exchange Traded Funds—(2.9)%
Nasdaq-100 Index Tracking Stock	432,000	(18,645)
Semi-conductor HOLDRs Trust	513,000	(17,288)

		(35,933)

Technology—(1.3)%
Broadcom Corp., Class A (a)	229,200	(7,405)
Electronic Arts, Inc. (a)	180,550	(9,093)

		(16,498)

Total Securities Sold Short (proceeds—$53,854)		(52,431)

Total Investments net of options written and securities sold short (cost—$1,144,094)—113.1%		1,409,863

Liabilities in excess of other assets—(13.1)%		(163,077)

Net Assets—100.0%		$1,246,786

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for transactions in options written.

(c) All or portion of securities on loan with an aggregate market value of $188,219; cash collateral of $195,712 was received with which the Fund purchased short-term investments.

(d) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security purchased with the cash proceeds from the securities on loan.

(f) Affiliated fund.

(g) Securities with an aggregate value of $207,078 which represents 16.61% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

28  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

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Financial Highlights

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss)(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from net Realized Gains	Tax Basis Return of Capital

RCM Financial Services Fund
Institutional Class
12/31/2006+	$12.15	$0.05	$1.90	$1.95	$(0.12)	$(0.97)	$—
6/30/2006	10.73	0.13	1.49	1.62	(0.11)	(0.09)	—
6/30/2005	10.00	0.11	0.62	0.73	—	—	—
RCM Global Resources Fund
Institutional Class
12/31/2006+	$17.08	$— (d)	$(0.06)	$(0.06)	$—	$(1.33)	$—
6/30/2006	13.45	0.01	6.08	6.09	—	(2.46)	—
6/30/2005	10.00	0.05	3.40	3.45	—	—	—
RCM Global Small-Cap Fund
Institutional Class
12/31/2006+	$28.45	$(0.07)	$3.70	$3.63	$—	$—	$—
6/30/2006	22.84	(0.06)	5.66	5.60	—	—	—
6/30/2005	19.86	(0.01)	2.98	2.97	—	—	—
6/30/2004	13.66	(0.05)	6.24	6.19	—	—	—
6/30/2003	13.27	(0.06)	0.41	0.35	—	—	—
6/30/2002	16.21	(0.13)	(2.81)	(2.94)	—	—	—
RCM International Growth Equity Fund
Institutional Class
12/31/2006+	$12.91	$0.02	$1.22	$1.24	$(0.15)	$—	$—
6/30/2006	10.14	0.12	2.88	3.00	(0.23)	—	—
6/30/2005	9.45	0.10	0.70	0.80	(0.11)	—	—
6/30/2004	7.52	0.09	1.95	2.04	(0.12)	—	—
6/30/2003	8.34	0.06	(0.88)	(0.82)	(0.06)	—	—
6/30/2002	11.07	0.02	(2.50)	(2.48)	(0.25)	—	—
Administrative Class
12/31/2006+	$13.00	$— (d)	$1.24	$1.24	$(0.12)	$—	$—
6/30/2006	10.04	0.08	2.88	2.96	—	—	—
6/30/2005	9.36	0.11	0.67	0.78	(0.10)	—	—
6/30/2004	7.46	0.05	1.95	2.00	(0.10)	—	—
6/30/2003	8.33	0.02	(0.86)	(0.84)	(0.03)	—	—
—2/05/2002 - 06/30/2002	8.32	0.04	(0.03)	0.01	—	—	—
RCM Large-Cap Growth Fund
Institutional Class
12/31/2006+	$13.83	$0.04	$1.19	$1.23	$(0.04)	$(0.74)	$—
6/30/2006	12.82	0.06	1.00	1.06	(0.05)	—	—
6/30/2005	12.24	0.07	0.55	0.62	(0.04)	—	—
6/30/2004	10.95	0.04	1.30	1.34	(0.05)	—	—
6/30/2003	10.95	0.06	(0.02)	0.04	(0.03)	—	(0.01)
6/30/2002	14.18	0.04	(3.25)	(3.21)	(0.02)	—	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	Effective April 1, 2005, the administrative expense was reduced by 0.15%.

(c)	Effective April 1, 2005, the administrative expense was reduced by 0.05%.

(d)	Amount is less than $0.01 per share.

(e)

Payments from Affiliates increased the end of period net asset value by $0.01 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $28.45 and 24.55%, respectively.

(f)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by less than .005%.

(g)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by less than .005%.

30  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Total Dividends and Distributions	Fund Redemption Fees(a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets with Waiver and Reimbursement		Ratio of Expenses to Average Net Assets without Waiver and Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(1.09)	$—		$13.01		16.12%		$4,303	1.05	%*	1.05	%*	0.82	%*	28%
(0.20)	—		12.15		15.09		3,706	0.99		1.00		1.13		58
—	—		10.73		7.30		3,219	1.07	(b)	1.61	(b)	1.04		86

$(1.33)	$—	(d)	$15.69		(0.71)%		$5,922	1.08	%*	1.08	%*	0.02	%*	74%
(2.46)	—	(d)	17.08		47.81		5,963	1.07		1.07		0.07		128
—	—		13.45		34.50		4,036	1.10	(c)	1.58	(c)	0.41		128

$—	$—	(d)	$32.08		12.72%		$25,688	1.37	%*	1.37	%*	(0.47	)%*	29%
—	0.01		28.45	(e)	24.61	(e)	23,763	1.37		1.37		(0.22)		73
—	0.01		22.84		15.00		16,392	1.42	(c)	1.42	(c)	(0.05)		96
—	0.01		19.86		45.39		12,749	1.40		1.40		(0.25)		111
—	0.04		13.66		2.94		3,964	1.41		1.41		(0.47)		183
—	—		13.27		(18.09)		5,354	1.61		2.46		(1.04)		326

$(0.15)	$—	(d)	$14.00	(f)	9.64	%(f)	$6,939	0.99	%*	0.99	%*	0.27	%*	18%
(0.23)	—	(d)	12.91		29.82		7,177	0.98		0.98		1.02		79
(0.11)	—		10.14		8.47		4,928	1.07	(c)	1.07	(c)	1.01		138
(0.12)	0.01		9.45		27.31		40,343	1.04		1.04		1.05		90
(0.06)	0.06		7.52		(9.02)		20,803	1.09		1.09		0.83		86
(0.25)	—		8.34		(22.56)		72,858	1.08		1.17		0.17		261

$(0.12)	$—	(d)	$14.12	(g)	9.51	%(g)	$354	1.24	%*	1.24	%*	0.02	%*	18%
—	—	(d)	13.00		29.49		363	1.23		1.23		0.70		79
(0.10)	—		10.04		8.32		308	1.35	(c)	1.35	(c)	1.15		138
(0.10)	—		9.36		26.93		335	1.29		1.29		0.56		90
(0.03)	—		7.46		(10.01)		482	1.36		1.36		0.24		86
—	—		8.33		0.12		12,166	1.42	*	1.42	*	1.19	*	261

$(0.78)	$—	(d)	$14.28		8.89%		$351,897	0.72	%*	0.72	%*	0.49	%*	18%
(0.05)	—	(d)	13.83		8.25		350,125	0.72		0.72		0.41		74
(0.04)	—		12.82		5.05		326,773	0.75	(c)	0.75	(c)	0.60		118
(0.05)	—		12.24		12.25		350,355	0.76		0.76		0.33		82
(0.04)	—		10.95		0.41		276,210	0.75		0.75		0.58		25
(0.02)	—		10.95		(22.68)		173,021	0.75		0.83		0.33		36

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report   31

Financial Highlights (Cont.)

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss)(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Tax Basis Return of Capital

RCM Large-Cap Growth Fund (cont.)
Administrative Class
12/31/2006+	$13.77	$0.02	$1.20	$1.22	$(0.02)	$(0.74)	$—
6/30/2006	12.77	0.02	0.99	1.01	(0.01)	—	—
6/30/2005	12.21	0.04	0.54	0.58	(0.02)	—	—
6/30/2004	10.94	0.01	1.30	1.31	(0.04)	—	—
6/30/2003	10.94	0.04	(0.01)	0.03	(0.03)	—	—
2/05/2002 - 6/30/2002	12.30	—	(1.36)	(1.36)	—	—	—
RCM Mid-Cap Fund
Institutional Class
12/31/2006+	$2.99	$— (d)	$0.24	$0.24	$—	$(0.58)	$—
6/30/2006	2.67	— (d)	0.32	0.32	—	—	—
6/30/2005	2.55	—	0.12	0.12	—	—	—
6/30/2004	2.09	(0.01)	0.47	0.46	—	—	—
6/30/2003	2.01	(0.01)	0.09	0.08	—	—	—
6/30/2002	2.78	(0.01)	(0.76)	(0.77)	—	—	—
Administrative Class
12/31/2006+	$2.94	$— (d)	$0.23	$0.23	$—	$(0.58)	$—
6/30/2006	2.64	(0.01)	0.31	0.30	—	—	—
6/30/2005	2.53	(0.01)	0.12	0.11	—	—	—
6/30/2004	2.07	(0.01)	0.47	0.46	—	—	—
6/30/2003	2.00	(0.01)	0.08	0.07	—	—	—
2/05/2005 - 6/30/2002	2.28	(0.01)	(0.27)	(0.28)	—	—	—
RCM Small-Cap Growth Fund
Institutional Class
12/31/2006+	$16.09	$(0.04)	$0.47	$0.43	$—	$(0.12)	$—
12/30/2005 - 6/30/2006	15.00	(0.06)	1.15	1.09	—	—	—
RCM Strategic Growth Fund
Institutional Class
12/31/2006+	$13.57	$— (d)	$1.29	$1.29	$—	$—	$—
3/31/2006† - 6/30/2006	15.00	(0.01)	(1.42)	(1.43)	—	—	—
Administrative Class
12/31/2006+	$13.56	$(0.02)	$1.30	$1.28	$—	$—	$—
3/31/2006† - 6/30/2006	15.00	(0.02)	(1.42)	(1.44)	—	—	—
RCM Technology Fund
Institutional Class
12/31/2006+	$36.78	$(0.12)	$4.85	$4.73	$—	$—	$—
6/30/2006	34.03	(0.29)	3.03	2.74	—	—	—
6/30/2005	32.81	(0.28)	1.50	1.22	—	—	—
6/30/2004	24.60	(0.35)	8.56	8.21	—	—	—
6/30/2003	20.68	(0.18)	4.10	3.92	—	—	—
6/30/2002	32.64	(0.23)	(11.73)	(11.96)	—	—	—
Administrative Class
12/31/2006+	$36.67	$(0.17)	$4.84	$4.67	$—	$—	$—
6/30/2006	34.01	(0.39)	3.04	2.65	—	—	—
3/31/2005 - 6/30/2005	32.82	(0.05)	1.24	1.19	—	—	—

+	Unaudited

*	Annualized

†	Commencement of operations

(a)	Calculated on average shares outstanding during the period.

(b)	Effective April 1, 2005, the administrative expense was reduced by 0.10%.

(c)	Effective April 1, 2005, the administrative expense was reduced by 0.05%.

(d)	Amount is less than $0.01 per share.

(e)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.62%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.97 and 11.37%, respectively.

(f)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.62%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.92 and 10.74%, respectively.

(g)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $36.76 and 8.01%, respectively.

(h)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $36.65 and 7.75%, respectively.

32  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Total Dividends and Distributions	Fund Redemption Fees(a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets with Waiver and Reimbursement		Ratio of Expenses to Average Net Assets without Waiver and Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.76)	$—	(d)	$14.23		8.80%	$61,463	0.97	%*	0.97	%*	0.24%*	18%
(0.01)	—	(d)	13.77		7.94	63,534	0.97		0.97		0.15	74
(0.02)	—		12.77		4.79	64,592	1.00	(c)	1.00	(c)	0.36	118
(0.04)	—		12.21		11.95	84,940	1.01		1.01		0.09	82
(0.03)	—		10.94		0.30	77,886	1.00		1.00		0.36	25
—	—		10.94		(11.06)	18,216	1.00	*	1.00	*	(0.05)*	36

$(0.58)	$—	(d)	$2.65		7.71%	$72,705	0.81	%*	0.81	%*	(0.12)%*	51%
—	—	(d)	2.99	(e)	11.99 (e)	101,757	0.75		0.75		(0.13)	161
—	—		2.67		4.71	114,914	0.79	(c)	0.79	(c)	(0.17)	147
—	—		2.55		22.01	224,577	0.78		0.78		(0.36)	145
—	—		2.09		3.98	224,615	0.78		0.78		(0.46)	132
—	—		2.01		(27.70)	350,827	0.77		0.81		(0.47)	142

$(0.58)	$—	(d)	$2.59		7.49%	$1,122	1.06	%*	1.06	%*	(0.32)%*	51%
—	—	(d)	2.94	(f)	11.36 (f)	470	1.04		1.04		(0.42)	161
—	—		2.64		4.35	12	1.04	(c)	1.04	(c)	(0.41)	147
—	—		2.53		22.22	11	1.03		1.03		(0.60)	145
—	—		2.07		3.50	9	1.04		1.04		(0.69)	132
—	—		2.00		(12.28)	9	1.02	*	1.02	*	(0.86)*	142

$(0.12)	$—		$16.40		2.67%	$7,335	1.12	%*	1.12	%*	(0.45)%*	60%
—	—	(d)	16.09		7.27	3,218	1.14	*	7.03	*	(0.68)*	49

$—	$—		$14.86		9.43%	$2,973	1.29	%*	1.29	%*	(0.01)%*	73%
—	—		13.57		(9.47)	2,714	1.31	*	11.45	*	(0.29)*	113

$—	$—		$14.84		9.36%	$10	1.55	%*	1.55	%*	(0.27)%*	73%
—	—		13.56		(9.53)	9	1.55	*	11.69	*	(0.53)*	113

$—	$—	(d)	$41.51		12.86%	$332,796	1.23	%*	1.23	%*	(0.65)%*	120%
—	0.01		36.78	(g)	8.08 (g)	323,919	1.24		1.24		(0.75)	272
—	—		34.03		3.72	261,860	1.32	(b)	1.32	(b)	(0.87)	238
—	—		32.81		33.37	207,205	1.36		1.36		(1.16)	206
—	—		24.60		18.96	105,151	1.36		1.36		(0.92)	237
—	—		20.68		(36.68)	116,387	1.29		1.29		(0.85)	343

$—	$—	(d)	$41.34		12.73%	$26,376	1.48	%*	1.48	%*	(0.90)%*	120%
—	0.01		36.67	(h)	7.82 (h)	24,685	1.50		1.50		(0.98)	272
—	—		34.01		3.63	1,360	1.50	*	1.50	*	(0.61)*	238

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  33

Statements of Assets and Liabilities

December 31, 2006 (Unaudited)

(Amounts in thousands, except per share amounts)	RCM Financial Services Fund	RCM Global Resources Fund

Assets:
Investments, at value	$4,302	$11,704
Cash	1	1
Foreign currency, at value	—	—
Security lending interest receivable (net)	—	—
Receivable for investments sold	116	228
Receivable for Fund shares sold	—	109
Dividends and interest receivable (net of foreign taxes)	6	16
Manager reimbursement receivable	—	—
Other assets	—	—

	4,425	12,058

Liabilities:
Payable for investments purchased	18	375
Payable for securities sold short	99	—
Options written, at value	—	—
Payable for Fund shares redeemed	—	9
Payable for collateral for securities on loan	—	—
Dividends payable	1	—
Investment advisory fee payable	3	7
Administration fee payable	1	4
Distribution fee payable	—	1
Servicing fee payable	—	1
Payable for organization expense	—	—
Other liabilities	—	—
	122	397

Net Assets	$4,303	$11,661

Net Assets Consist of:
Paid-in-capital	$3,394	$10,509
Undistributed (dividends in excess of) net investment income	6	(13)
Accumulated net realized gain (loss)	126	(21)
Net unrealized appreciation on investments, options written and foreign currency transactions	777	1,186

	$4,303	$11,661

Net Assets:
Institutional Class	$4,303	$5,922
Administrative Class	—	—
Other Classes	—	5,739
Shares Issued and Outstanding:
Institutional Class	331	377
Administrative Class	—	—
Other Classes	—	368
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.01	$15.69
Administrative Class	—	—

Cost of Investments	$3,522	$10,518

Cost of Foreign Currency	$—	$—

Premiums Received for Options Written	$—	$—

Proceeds on Securities Sold Short	$—	$—

34  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

RCM Global Small-Cap Fund	RCM International Growth Equity Fund	RCM Large-Cap Growth Fund	RCM Mid-Cap Fund	RCM Small-Cap Growth Fund	RCM Strategic Growth Fund	RCM Technology Fund

$277,265	$90,307	$656,524	$99,418	$8,217	$3,729	$1,468,605
—	—	—	1	1	1	1,819
338	50	—	—	—	—	—
36	4	5	1	—	—	53
752	—	3,162	164	23	149	79,831
1,169	58	391	57	—	2	909
232	64	739	61	2	2	128
—	—	—	—	94	83	—
—	—	—	—	—	—	69

279,792	90,483	660,821	99,702	8,337	3,966	1,551,414

2,454	—	1,731	168	5	120	43,242
—	—	—	—	—	77	52,431
—	—	2,377	—	—	18	6,311
161	337	575	71	—	—	5,092
46,722	5,374	107,640	15,174	896	—	195,683
—	—	—	—	—	—	20
192	36	210	34	5	3	953
93	42	133	19	2	1	425
60	35	26	4	—	—	187
43	16	29	2	—	—	188
—	—	—	—	94	83	—
—	—	—	—	—	—	96
49,725	5,840	112,721	15,472	1,002	302	304,628

$230,067	$84,643	$548,100	$84,230	$7,335	$3,664	$1,246,786

$174,813	$181,930	$465,247	$423,323	$6,925	$3,668	$1,147,541
(1,338)	(667)	788	(99)	(10)	(1)	(7,872)
(1,446)	(115,631)	116	(346,261)	13	(326)	(158,556)

58,038	19,011	81,949	7,267	407	323	265,673

$230,067	$84,643	$548,100	$84,230	$7,335	$3,664	$1,246,786

$25,688	$6,939	$351,897	$72,705	$7,335	$2,973	$332,796
—	354	61,463	1,122	—	10	26,376
204,379	77,350	134,740	10,403	—	681	887,614

801	496	24,646	27,435	447	200	8,016
—	25	4,319	433	—	1	638
6,618	5,675	9,623	4,176	—	46	22,101

$32.08	$14.00	$14.28	$2.65	$16.40	$14.86	$41.51
—	14.12	14.23	2.59	—	14.84	41.34

$219,223	$71,297	$573,389	$92,151	$7,810	$3,419	$1,207,751

$338	$50	$—	$—	$—	$—	$—

$—	$—	$1,192	$—	$—	$32	$9,806

$—	$—	$—	$—	$—	$—	$53,854

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  35

Statements of Operations

Six Months Ended December 31, 2006 (Unaudited)

(Amounts in thousands)	RCM Financial Services Fund	RCM Global Resources Fund

Investment Income:
Interest	$4	$10
Dividends, net of foreign withholding taxes	33	44
Security lending income (net)	—	—
Total Income	37	54

Expenses:
Investment advisory fees	14	33
Administration fees	5	19
Distribution and/or servicing fees — Administrative Class	—	—
Distribution and/or servicing fees — Other Classes	—	10
Dividends on securities sold short	2	—
Trustees’ fees	—	1
Interest expense	—	—
Shareholder communications expense	—	1
Total Expenses	21	64

Net Investment Income (Loss)	16	(10)

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	222	31
Options written	1	—
Securities sold short	—	—
Foreign currency transactions	(2)	(2)
Net change in unrealized appreciation/depreciation of:
Investments	363	48
Options written	1	—
Securities sold short	(4)	—
Foreign currency transactions	—	—
Net Realized and Change in Unrealized Gain	581	77

Net Increase in Net Assets Resulting from Investment Operations	$597	$67

36  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

RCM Global Small-Cap Fund	RCM International Growth Equity Fund	RCM Large-Cap Growth Fund	RCM Mid-Cap Fund	RCM Small-Cap Growth Fund	RCM Strategic Growth Fund	RCM Technology Fund

$82	$6	$164	$43	$7	$8	$1,604
686	476	3,149	270	6	14	1,551
194	18	16	7	2	—	344
962	500	3,329	320	15	22	3,499

1,062	203	1,238	219	19	17	5,471
514	238	783	125	6	5	2,449
—	1	79	1	—	—	31
569	293	256	36	—	1	2,184
—	—	—	—	—	—	42
11	4	28	4	—	—	63
2	6	—	30	—	—	9
10	4	24	4	—	—	55
2,168	749	2,408	419	25	23	10,304

(1,206)	(249)	921	(99)	(10)	(1)	(6,805)

1,027	(217)	9,754	918	14	14	71,188
—	—	—	—	—	12	(10,735)
—	—	—	—	—	(14)	(13,948)
(42)	8	—	—	—	—	(192)

25,098	7,614	36,639	4,540	242	297	98,092
—	—	(1,186)	—	—	9	3,713
—	—	—	—	—	—	1,170
(8)	(1)	—	—	—	—	(1)
26,075	7,404	45,207	5,458	256	318	149,287

$24,869	$7,155	$46,128	$5,359	$246	$317	$142,482

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  37

Statements of Changes in Net Assets

(Amounts in thousands)	RCM Financial Services Fund		RCM Global Resources Fund

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

Investment Operations:
Net investment income (loss)	$16	$40	$(10)	$3
Net realized gain (loss) on investments, options written, securities sold short and foreign currency transactions	221	222	29	1,091
Payments from Affiliates**	—	—	—	—
Net change in unrealized appreciation/depreciation of investments, options written, securities sold short and foreign currency transactions	360	225	48	562

Net increase resulting from investment operations	597	487	67	1,656

Dividends and Distributions to Shareholders from:
Net investment income
Institutional Class	(38)	(32)	—	—
Administrative Class	—	—	—	—
Other Classes	—	—	(7)	—
Net realized capital gains
Institutional Class	(297)	(27)	(466)	(737)
Administrative Class	—	—	—	—
Other Classes	—	—	(398)	—
Total Dividends and Distributions to Shareholders	(335)	(59)	(871)	(737)

Fund Share Transactions:
Shares sold
Institutional Class	—	—	1	—
Administrative Class	—	—	—	—
Other Classes	—	—	4,806	3,668
Issued in reorganization
Institutional Class	—	59	—	737
Issued in reinvestment of dividends and distributions
Institutional Class	335	—	466	—
Administrative Class	—	—	—	—
Other Classes	—	—	385	—
Cost of shares redeemed
Institutional Class	—	—	—	—
Administrative Class	—	—	—	—
Other Classes	—	—	(1,416)	(1,138)
Net increase (decrease) from Fund share transactions	335	59	4,242	3,267

Fund Redemption Fees	—	—	1	—

Total Increase (Decrease) in Net Assets	597	487	3,439	4,186

Net Assets:
Beginning of period	3,706	3,219	8,222	4,036

End of period*	$4,303	$3,706	$11,661	$8,222

* Including undistributed (dividend in excess of) net investment income of:	$6	$28	$(13)	$4

**	See Note 9

38  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

RCM Global Small-Cap Fund		RCM International Growth Equity Fund		RCM Large-Cap Growth Fund		RCM Mid-Cap Fund		RCM Small-Cap Growth Fund

Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Period from December 30, 2005 to June 30, 2006

$(1,206)	$(1,214)	$(249)	$111	$921	$1,412	$(99)	$(250)	$(10)	$(11)

985	5,233	(209)	7,466	9,754	41,654	918	20,414	14	64
—	14	—	—	—	—	—	626	—	—

25,090	19,173	7,613	8,719	35,453	(2,480)	4,540	(5,403)	242	165

24,869	23,206	7,155	16,296	46,128	40,586	5,359	15,387	246	218

—	—	(75)	(119)	(1,078)	(1,269)	—	—	—	—
—	—	(3)	—	(66)	(74)	—	—	—	—
—	—	(340)	(527)	(156)	(15)	—	—	—	—

—	—	—	—	(17,408)	—	(13,167)	—	(54)	—
—	—	—	—	(3,049)	—	(204)	—	—	—
—	—	—	—	(6,840)	—	(2,044)	—	—	—

—	—	(418)	(646)	(28,597)	(1,358)	(15,415)	—	(54)	—

2,833	8,779	973	4,177	29,513	93,911	2,536	15,508	4,175	3,000
—	—	—	—	7,215	21,967	556	516	—	—
26,262	140,443	7,281	18,466	18,300	57,702	523	5,010	—	—

—	—	—	—	—	—	—	—	—	—

—	—	74	116	17,170	1,169	12,927	—	54	—
—	—	3	—	3,116	74	204	—	—	—
—	—	294	460	6,654	15	1,649	—	—	—

(3,737)	(5,502)	(1,806)	(3,593)	(56,344)	(97,016)	(35,862)	(43,202)	(304)	—
—	—	(40)	(33)	(14,533)	(28,469)	(9)	(42)	—	—
(35,411)	(42,311)	(7,794)	(14,312)	(29,945)	(47,340)	(1,922)	(2,721)	—	—
(10,053)	101,409	(1,015)	5,281	(18,854)	2,013	(19,398)	(24,931)	3,925	3,000

3	60	1	3	6	6	—	2	—	—

14,819	124,675	5,723	20,934	(1,317)	41,247	(29,454)	(9,542)	4,117	3,218

215,248	90,573	78,920	57,986	549,417	508,170	113,684	123,226	3,218	—

$230,067	$215,248	$84,643	$78,920	$548,100	$549,417	$84,230	$113,684	$7,335	$3,218

$(1,338)	$(132)	$(667)	$—	$788	$1,167	$(99)	$—	$(10)	$—

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  39

Statements of Changes in Net Assets (Cont.)

(Amounts in thousands)	RCM Strategic Growth Fund		RCM Technology Fund

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2006 (Unaudited)	Period from March 31, 2006 to June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

Investment Operations:
Net investment loss	$(1)	$(2)	$(6,805)	$(16,647)
Net realized gain (loss) on investments, options written, securities sold short and foreign currency transactions	12	(338)	46,313	94,301
Payments from Affiliates**	—	—	—	837
Net change in unrealized appreciation of investments, options written, securities sold short and foreign currency transactions	306	17	102,974	2,840
Net increase (decrease) resulting from investment operations	317	(323)	142,482	81,331

Fund Share Transactions:
Shares sold
Institutional Class	—	3,000	39,791	155,010
Administrative Class	—	10	4,217	40,290
Other Classes	223	463	72,537	275,260
Cost of shares redeemed
Institutional Class	—	—	(69,293)	(110,330)
Administrative Class	—	—	(5,540)	(15,817)
Other Classes	(26)	—	(170,910)	(357,893)
Net increase (decrease) from Fund share transactions	197	3,473	(129,198)	(13,480)

Fund Redemption Fee	—	—	55	233

Total Increase in Net Assets	514	3,150	13,339	68,084

Net Assets:
Beginning of period	3,150	—	1,233,447	1,165,363

End of period*	$3,664	$3,150	$1,246,786	$1,233,447

* Including dividends in excess of net investment income of:	$(1)	$—	$(7,872)	$(1,067)

** See Note 9

40  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Notes to Financial Statements
(Unaudited)
December 31, 2006

1. ORGANIZATION

Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-five separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. These financial statements pertain to the Institutional and Administrative Classes (the “Institutional Classes”) of the funds managed by RCM Capital Management (the “Sub-Adviser”). Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

          In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements Interpretation 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by December 31, 2007.

          In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

          Valuation of Investments. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development occurs that may significantly impact the value of a security are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

          The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

          The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value (“NAV”) is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

          Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments sold are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from

12.31.06 | Allianz Funds Semi-Annual Report  41

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

          Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than annually.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

          These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

          Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid-in-capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

          Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

          Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for federal income taxes is required.

          Foreign Currency. The Fund’s accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

          Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were: RCM Financial Services Fund—$204; RCM Global Resources Fund—$2,960; RCM Global Small-Cap Fund—$43,426; RCM International Growth Equity Fund—$23,111; RCM Large-Cap Growth Fund—$7,607; RCM Small-Cap Growth Fund—$20; RCM Strategic Growth Fund—$201; and RCM Technology Fund—$119,333.

          Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

          Options Contracts. Certain Funds may write options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

          Repurchase Agreements. The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

          Securities Lending. Each Fund may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower

42  Allianz Funds Semi-Annual Report | 12.31.06

and/or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Fund and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the six months ended December 31, 2006 was $110,989. Cash collateral received for securities on loan is invested in securities identified in the Schedule of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund.

          Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary of Allianz AG and an affiliate of the Trust, is the securities lending agent for the Trust.

          Short Sales. The Funds may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

3. FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”), an indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”), serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

          The Sub-Adviser, under the supervision of the Adviser, directs the investments of each Fund’s assets. The advisory fees received by the Adviser are paid all or in part to the Sub-Adviser in accordance with the portfolio management agreements.

          Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administration Fee*

	All Classes	Inst’l Class(1)		Admin. Class(1)		Class A, B and C(2)		Class D(2)		Class R(2)

RCM Financial Services Fund	0.70%	0.25%		N/A		N/A		N/A		N/A
RCM Global Resources Fund	0.70%	0.35%		N/A		0.50%		0.50%		N/A
RCM Global Small-Cap Fund	1.00%	0.35%		N/A		0.50%		0.50%		N/A
RCM International Growth
Equity Fund	0.50%	0.45%		0.45%		0.60%		0.60%		N/A
RCM Large-Cap Growth Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
RCM Mid-Cap Fund	0.47%	0.25%		0.25%		0.40%		0.40%		0.40%
RCM Small-Cap Growth Fund	0.85%	0.25%		N/A		N/A		N/A		N/A
RCM Strategic Growth Fund	1.00%	0.25%		0.25%		0.40%		0.40%		N/A
RCM Technology Fund	0.90%	0.30	%(3)	0.30	%(3)	0.45	%(4)	0.45	%(4)	N/A

(1)

The Administrative Fee rate for Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A, B, C, D and R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(3)

The Administrative Fee rate for the RCM Technology Fund Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(4)

The Administrative Fee rate for RCM Technology Fund Classes A, B, C and D is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C and D shares.

*

To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

          Redemption Fees. Investors in the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 or 30 days (depending on the length of the applicable Fund’s Holding Period) after their acquisition, including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days

RCM Large-Cap Growth, RCM Mid-Cap,
RCM Small-Cap Growth and
RCM Strategic Growth Funds	*

RCM Financial Services, RCM Global Resources,
RCM Global Small-Cap, RCM International Growth
Equity, and RCM Technology Funds		*

12.31.06 | Allianz Funds Semi-Annual Report  43

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

          In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs where redemptions are processed through financial intermediaries. There may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing and systems.

          A new Holding Period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to the 7-day Holding Period, are exchanged for shares of Fund B, which is subject to the 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

          Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor.

          Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

          The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other shortterm shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

          Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”), an indirect wholly-owned subsidiary of Allianz Global, serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2006.

          Pursuant to separate Distribution Servicing Plans for Class A, Class B, Class C and Class R shares, the Distributor receives (i) in connection with the distribution of Class B, Class C and Class R shares of the Trust, certain distributions fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust.

          Pursuant to the Distribution and Servicing Plans adopted by the D Class of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the D Class. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee (%)	Servicing Fee (%)

Class A All Funds	—	0.25
Class B All Funds	0.75	0.25
Class C All Funds	0.75	0.25
Class D All Funds	—	0.25
Class R All Funds	0.25	0.25

          AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the six months ended December 31, 2006, AGID received $256,121 representing commissions (sales charges) and contingent deferred sales charges.

          Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

          Trustees, other than those affiliated with AGIFM, Allianz Global Investors of America L.P. (“Allianz”), or a Sub-Adviser, receive an annual retainer of $80,000 ($160,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. The Chairman of the Trustees receives a $20,000 annual retainer for his service as an ex officio member of each Committee of the Board of Trustees. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of

44  Allianz Funds Semi-Annual Report | 12.31.06

a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees as if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

4. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

          Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the six months ended December 31, 2006, were as follows (amounts in thousands):

	Purchases	Sales

RCM Financial Services Fund	$1,126	$1,046
RCM Global Resources Fund	9,549	6,890
RCM Global Small-Cap Fund	59,838	73,519
RCM International Growth Equity Fund	14,580	15,777
RCM Large-Cap Growth Fund	97,958	139,332
RCM Mid-Cap Fund	46,457	79,392
RCM Small-Cap Growth Fund	6,376	2,515
RCM Strategic Growth Fund	2,631	2,232
RCM Technology Fund	1,364,877	1,381,777

5. TRANSACTIONS IN OPTIONS WRITTEN

Transactions in options written were (amounts in thousands except for number of contracts):

	RCM Financial Services Fund		RCM Strategic Growth Fund		RCM Technology Fund

	Contracts	Premiums Received	Contracts	Premiums Received	Contracts	Premiums Received

Balance at 6/30/2006	5	$1	60	$16	16,085	$2,908
Sales	—	—	336	57	171,075	23,317
Closing Buys	—	—	(180)	(35)	(96,073)	(15,806)
Exercises	—	—	(10)	(2)	(632)	(134)
Expirations	(5)	(1)	(35)	(4)	(1,787)	(479)

Balance at 12/31/2006	—	$—	171	$32	88,668	$9,806

6. FEDERAL INCOME TAX MATTERS

At December 31, 2006, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

RCM Financial Services Fund	$3,522	$788	$(8)	$780
RCM Global Resources Fund	10,518	1,328	(142)	1,186
RCM Global Small-Cap Fund	219,223	61,595	(3,553)	58,042
RCM International Growth Equity Fund	71,297	19,320	(310)	19,010
RCM Large-Cap Growth Fund	573,389	92,489	(9,354)	83,135
RCM Mid-Cap Fund	92,151	8,713	(1,446)	7,267
RCM Small-Cap Growth Fund	7,810	548	(141)	407
RCM Strategic Growth Fund	3,419	365	(55)	310
RCM Technology Fund	1,207,754	268,267	(7,416)	260,851

12.31.06 | Allianz Funds Semi-Annual Report  45

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

7. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands, figures for the period ended 6/30/06 are audited):

	RCM Financial Services fund				RCM Global Resources Fund					RCM Global Small-Cap Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006			Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	0	$0	0	$0	0	*	$1	0	$0	99	$2,833	320	$8,779
Administrative Class	0	0	0	0	0		0	0	0	0	0	0	0
Other Classes	0	0	0	0	298		4,806	207	3,668	942	26,262	5,234	140,443
Issued in reinvestment of dividends and distributions
Institutional Class	26	335	5	59	28		466	49	737	0	0	0	0
Administrative Class	0	0	0	0	0		0	0	0	0	0	0	0
Other Classes	0	0	0	0	23		385	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	0	0	0	0	0		0	0	0	(133)	(3,737)	(203)	(5,502)
Administrative Class	0	0	0	0	0		0	0	0	0	0	0	0
Other Classes	0	0	0	0	(86)		(1,416)	(74)	(1,138)	(1,287)	(35,411)	(1,608)	(42,311)

Net increase (decrease) resulting from Fund share transactions	26	$335	5	$59	263		$4,242	182	$3,267	(379)	$(10,053)	3,743	$101,409

	RCM International Growth Equity Fund				RCM Large Cap Growth Fund				RCM Mid-Cap Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	73	$973	343	$4,177	2,089	$29,513	6,696	$93,911	893	$2,536	5,285	$15,508
Administrative Class	0	0	0	0	509	7,215	1,572	21,967	198	556	171	516
Other Classes	573	7,281	1,533	18,466	1,309	18,299	4,197	57,702	190	523	1,733	5,010
Issued in reinvestment of dividends and distributions
Institutional Class	6	74	10	116	1,189	17,170	82	1,169	4,805	12,927	0	0
Administrative Class	0 *	3	0	0	217	3,116	5	74	78	204	0	0
Other Classes	21	294	40	460	471	6,655	1	15	653	1,649	0	0
Cost of shares redeemed
Institutional Class	(139)	(1,806)	(283)	(3,593)	(3,953)	(56,344)	(6,939)	(97,016)	(12,279)	(35,862)	(14,341)	(43,202)
Administrative Class	(3)	(40)	(3)	(33)	(1,020)	(14,533)	(2,020)	(28,469)	(3)	(9)	(15)	(42)
Other Classes	(608)	(7,794)	(1,242)	(14,312)	(2,149)	(29,945)	(3,460)	(47,340)	(678)	(1,922)	(951)	(2,721)
Net increase (decrease) resulting from Fund share transactions	(77)	$(1,015)	398	$5,281	(1,338)	$(18,854)	134	$2,013	(6,143)	$(19,398)	(8,118)	$(24,931)

46  Allianz Funds Semi-Annual Report | 12.31.06

	RCM Small-Cap Growth Fund				RCM Strategic Growth Fund				RCM Technology Fund

	Six Months Ended 12/31/2006		Period from 12/31/2005 to 6/30/2006		Six Months Ended 12/31/2006		Period from 3/31/2006 to 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	262	$4,175	200	$3,000	0	$0	200	$3,000	1,043	$39,791	3,987	$155,010
Administrative Class	0	0	0	0	0	0	1	10	113	4,217	1,028	40,290
Other Classes	0	0	0	0	16	223	32	463	1,927	72,537	7,138	275,260
Issued in reinvestment of dividends and distributions
Institutional Class	3	54	0	0	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(18)	(304)	0	0	0	0	0	0	(1,834)	(69,293)	(2,875)	(110,330)
Administrative Class	0	0	0	0	0	0	0	0	(148)	(5,540)	(395)	(15,817)
Other Classes	0	0	0	0	(2)	(26)	0	0	(4,644)	(170,910)	(9,528)	(357,893)
Net increase (decrease) resulting from Fund share transactions	247	$3,925	200	$3,000	14	$197	233	$3,473	(3,543)	$(129,198)	(645)	$(13,480)

8. LEGAL PROCEEDINGS

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements.

          Since February 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

          It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM, PEA and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

9. PAYMENTS FROM AFFILIATES

AGIFM has identified transactions in which certain Funds’ purchase of shares of exchange-traded index funds caused that Funds’ ownership of other investment companies to exceed the Funds’ investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Funds for losses identified in that review.

          As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused certain Funds’ ownership of other investment companies to exceed the statutory limit on ownership of voting stock. The SEC staff requested AGIFM reimburse those Funds for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Funds for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to those Funds. RCM Technology Fund was reimbursed $39,452 ($0.001 per share) in connection with this matter.

          During the year ended June 30, 2006, the Adviser reimbursed RCM Global Small-Cap Fund, RCM Mid-Cap Fund and RCM Technology Fund, $11,116 (less than 0.005 per share), $626,308 ($0.02 per share) and $797,642 ($0.02 per share), respectively. These amounts fully resolve a review of the extent to which these Funds’ had made filings to participate in class action settlements for which they were eligible during certain periods prior to December 2005.

          During the year ended June 30, 2006, the Fund’s the Sub-Adviser reimbursed RCM Global Small-Cap Fund $2,422 (less than 0.005 per share), for realized losses resulting from a trading error.

          During the six months ended December 31, 2006, the Sub-Adviser reimbursed RCM International Growth Fund $69 (less than 0.005 per share) for realized losses resulting from a trading error.

12.31.06 | Allianz Funds Semi-Annual Report  47

Board Approval of Investment Advisory and Portfolio Management Agreements
(Unaudited)
December 31, 2006

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the particular sub-adviser for each Fund (collectively, the “Agreements”). The sub-adviser for the Funds appearing in this report is RCM Capital Management LLC (“RCM”) (the “Sub-Adviser”).

          At an in-person meeting held in December 2006, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2007. Similarly, Agreements with respect to the RCM Small-Cap Growth Fund and Strategic Growth Fund were approved in 2005 and 2006, respectively, for initial 2-year terms, and the board approval of these Agreements has been described in previous public disclosure documents. The material factors and conclusions that formed the basis of these approvals for the Funds are discussed below.

REVIEW PROCESS

The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Adviser furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in most cases through the Board’s Contracts Committee) met in person and telephonically a number of times from October to December 2006, both with management and in private sessions, for the specific purpose of considering the proposed continuation of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data by the Board’s Performance Committee at each regular meeting and periodic presentations from the Sub-Adviser with respect to the Funds.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed approvals with representatives of the Adviser and the Sub-Adviser and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Adviser and the Sub-Adviser. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either in writing or orally.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account in their review those interests of all the Allianz Funds that were in common.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Adviser. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment programs used by the Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and the Sub-Adviser, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries, and assets under management and other information relating to the financial resources of the Adviser and the Sub-Adviser, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Adviser, noting that the Allianz Funds are multi-manager funds. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees also took into account shareholder expectations that the Adviser and the Sub-Adviser would be managing the Funds.

          The Trustees noted that, pursuant to the Portfolio Management Agreements, the Sub-Adviser has full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Adviser implements the Funds’ investment programs (subject to the terms of the prospectus), analyze economic trends, evaluate the risk/return characteristics of the Funds, construct the Funds’ portfolios, monitor the Funds’ compliance with investment restrictions, and report to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Adviser in managing the Funds and the in-house research capabilities of the Sub-Adviser. They also considered various investment resources available to the Sub-Adviser, including research services acquired with “soft dollars” available to the Sub-Adviser as a result of securities transactions effected for the Funds and other clients. The Trustees reviewed the Sub-Adviser’s compliance program, including enhancements made during the past year.

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Adviser, the Adviser provides or procures through third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer

48  Allianz Funds Semi-Annual Report | 12.31.06

agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services that are ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel to serve as Fund officers, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements: that the scope of the services provided to the Funds by the Adviser and the Sub-Adviser under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and the Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser to the Funds.

FUND PERFORMANCE

In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, including comparisons of each Fund’s investment results with those of mutual funds in a peer universe, as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended June 30, 2006, together with an analysis of the comparative performance information prepared by an independent consultant. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by the Sub-Adviser to that of each Fund managed by such Sub-Adviser. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees or their independent consultant.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          The Trustees reviewed information showing performance of the Institutional Class shares of the RCM Large-Cap Growth, Technology, Mid-Cap, International Growth Equity, Global Small-Cap, Biotechnology, Healthcare, Financial Services and Global Resources Funds. The comparative information showed that performance for the RCM Global Small-Cap and Large-Cap Growth Funds was above median for the performance universes for all periods. For the RCM International Growth Equity Fund, performance was below the median (in the fourth quartile) for the five-year period, but was above the median for the one-, three-and ten-year periods. For the RCM Technology Fund, performance was below the median (in the third quartile) for the one-year period, but was at or above the median for the three-, five- and ten-year periods. For the RCM Mid-Cap Fund, performance was below the median (in the third quartile) for the one-, three-, five- and ten-year periods. Only one year of performance information was presented for the RCM Financial Services and Global Resources Funds because of their short existences, but both were above the median for the performance universe for this period. Only one and three years of performance information were presented for the RCM Biotechnology and Healthcare Funds because of their short existences and both were below the median (in the fourth quartile) for the performance universes for both periods.

          Based on this and other information, and taking into account fee waivers proposed for certain Funds as described under “Fees and Other Expenses” below, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Adviser’s services were of a nature, quality and extent sufficient to support continuation of the Agreements.

FEES AND OTHER EXPENSES

The Trustees considered the advisory fees paid by each Fund to the Adviser and sub-advisory fees paid by the Adviser to the Sub-Adviser. In doing so, the Trustees reviewed a report from an independent consultant, which analyzed comparisons of Funds’ fees and expenses to their Lipper peer groups. The Trustees also considered the administrative fee rate paid by each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Adviser, and the services provided by the Adviser, on the one hand, and the Sub-Adviser, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vi) each Fund’s total expenses as compared to those funds in their peer groups and peer universes as provided by Lipper.

          The Trustees also considered information showing the advisory fees charged by the Sub-Adviser to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Adviser by the Adviser with respect to the Funds were not necessarily as low as the fee rates charged by the Sub-Adviser to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Adviser to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Funds, and the expenses associated with the more extensive regulatory regime governing registered funds.

          The Trustees also considered and evaluated the administrative fees paid by each Fund under the Administration Agreement, including in light of the total expenses of the Funds and the total expenses of competitor funds as reflected in the Lipper materials. The Trustees noted that, in connection with the contract review process in prior years, they had negotiated with the Adviser to observe administrative fee breakpoints for each Fund and share class under the Administration Agreement, and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes). The Trustees considered the savings realized by shareholders under this arrangement, noting that a number of Funds had reached sufficient size for these administrative fee breakpoints to result in fee reductions.

          The Trustees reviewed information provided by Lipper and an independent consultant comparing each Fund’s advisory fee, and ratios of total expenses (less Rule 12b-1/distribution fees) to net assets (“total expense ratios”) for one or two share classes (retail and/or institutional share classes, depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a

12.31.06 | Allianz Funds Semi-Annual Report  49

Board Approval of Investment Advisory and Portfolio Management Agreements (Cont.)
(Unaudited)
December 31, 2006

universe of competitor funds, for the most recent fiscal year. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and other sources that were not independently verified by the Trustees.

          For the RCM International Growth Equity, Large-Cap Growth, and Mid-Cap Funds the advisory fees and total expense ratios were below median for all expense groups. For the RCM Financial Services Fund, advisory fees were above median (in the third quartile) but the total expense ratio was below median for its expense group. For the RCM Biotechnology, Healthcare, and Global Resources Funds, the advisory fees and total expense ratios were above median (in the third quartile) for all expense groups. For the RCM Technology and Global Small-Cap Funds, the advisory fees and total expense ratios were above median (in the fourth quartile) for all expense groups.

          The Trustees evaluated each Fund’s advisory fees based on comparative fee and expense information and other factors, including Fund performance, the Adviser’s estimated profitability from its relationship with each Fund (described below) and possible economies of scale (described below). In light of these factors, the Trustees recommended that a portion of the advisory fees of certain Funds be waived by the Adviser for a one-year period. After discussions, the Adviser agreed to waive advisory fees as follows for the one-year period ending December 31, 2007: for the RCM Biotechnology Fund, a waiver of 5 basis points commencing on January 1, 2007 and an additional 5 basis points commencing on October 1, 2007; and for the RCM Healthcare Fund, a waiver of 5 basis points commencing on January 1, 2007.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Adviser in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the advisory fee waivers and breakpoints that the Adviser agreed to observe for certain Funds as described above.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

The Trustees reviewed information regarding the cost of services provided by the Adviser (which took into account the sub-advisory fees paid to the Sub-Adviser and the costs incurred by the Sub-Adviser in providing services to the Funds) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2006. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the methodology used and the profitability information provided. The Trustees noted that, at the request of the Independent Trustees, certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability, and they noted their belief that further refinements were possible.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

POSSIBLE FALL-OUT BENEFITS

The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Adviser from its relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Adviser and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from the Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to the Sub-Adviser in connection with trade execution for the Funds (soft dollar arrangements). The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

POSSIBLE ECONOMIES OF SCALE

The Trustees considered the extent to which the Adviser and the Sub-Adviser may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds had not previously contained breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders, and, as previously noted, certain of the Funds had already reached sufficient size for the administrative fee breakpoints to result in fee reductions. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

CONCLUSIONS

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

50  Allianz Funds Semi-Annual Report | 12.31.06

Allianz Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“AGIFM”) 1345 Avenue of the Americas New York, NY 10105

Sub-Advisers

RCM Capital Management LLC 4 Embarcadero Center San Francisco, CA 94111

Distributor

Allianz Global Investors Distributors LLC (“AGID”) 2187 Atlantic Street Stamford, CT 06902

Custodian

State Street Bank & Trust Co. 801 Pennsylvania Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services-Midwest (“BFDS”) 330 W. 9th Street Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP 1055 Broadway Kansas City, MO 64105

Legal Counsel

Ropes & Gray LLP One International Place Boston, MA 02110

For Account Information

For Allianz Funds account information contact your financial adviser, or if you receive account statements directly from Allianz Global Investors Distributors/BFDS, you can also call (800) 498-5413. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com

AZ802SA_16964

Allianz Funds
Semi-Annual Report

DECEMBER 31, 2006

Allianz OCC Renaissance Fund

Share Classes
A B C

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

President’s Letter

Dear Shareholder:

We are pleased to present you with this Semi-Annual Report for Allianz OCC Renaissance Fund for the six months ended December 31, 2006.

Stocks delivered strong results during the reporting period as robust corporate earnings helped ease market volatility from the first half of the year. Investors also took their cue from positive economic news as the fed funds rate remained unchanged and falling oil prices helped to keep inflation in check. Against this encouraging backdrop, the broader stock market, as measured by the S&P 500 Index, returned 12.75% for the six-month period.

The upbeat mood on Wall Street helped provide many sectors with healthy returns. In particular, financial, telecom and information technology companies produced solid gains. Value stocks continued to lead growth stocks, but growth staged a comeback during the reporting period. In this environment, Allianz OCC Renaissance Fund generated positive returns, though it underperformed its benchmark during the time period.

Please refer to the commentary in this report for more detailed information about Allianz OCC Renaissance Fund. If you have any questions regarding this report, please call your financial advisor. You can also call us at 1-800-426-0107 or visit www.allianzinvestors.com. As always, we appreciate the confidence you have placed in us and we look forward to serving your investing needs in the future.

As always, we appreciate the confidence you have placed in us and we look forward to serving your investing needs in the future.

Sincerely,

E. Blake Moore, Jr.

President

January 31, 2007

12.31.06 | OCC Renaissance Fund Semi-Annual Report  3

Important Information About the Fund

The inception date on the Fund Summary page is the inception date of the Fund’s oldest share class or classes. The oldest share class for OCC Renaissance Fund is C, and the A and B shares were first offered in 2/91 and 5/95, respectively. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the beginning of the seventh year. Class C shares are subject to a 1% CDSC, which may apply in the first year.

Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the beginning of the seventh year. Class C shares are subject to a 1% CDSC, which may apply in the first year.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

Form N-Q

Allianz Funds (the “Trust”) files complete schedules of the Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Fund’s Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-888- 877-4626. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Fund’s adviser and sub-adviser have adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Fund. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-877-4626, on the Allianz Global Investors Distributors Web site at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

4  OCC Renaissance Fund Semi-Annual Report | 12.31.06

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which is from 07/01/06 to 12/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited. Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford CT 06902, www.allianzinvestors.com, 1-888-877-4626.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited. Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford CT 06902, www.allianzinvestors.com, 1-888-877-4626.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford CT 06902, www.allianzinvestors.com, 1-888-877-4626.

12.31.06 | OCC Renaissance Fund Semi-Annual Report  5

Allianz OCC Renaissance Fund

Portfolio Insights

•

OCC Renaissance Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with market capitalizations from typically $1 billion to $10 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. Almost all sectors participated in the advance, while the energy sector trailed. The Russell 1000 Value Index outperformed both the Standard & Poor’s 500 Index and the Russell 1000 Growth Index.

•

Performance was helped during the reporting period by strong stock selection in the consumer discretionary sector. TJX Cos. reported higher third-quarter earnings, beating Street estimates and increasing its fourth-quarter guidance. In addition, the company has implemented improvements in cost management and merchandising.

•

Disappointing stock selection in the financial sector detracted from fund performance. One example was Conseco, which experienced continued earnings challenges in long-term care and a delay in an expected ratings upgrade. Another example was CIT Group, which declined when quarterly expenses grew faster than revenues. In addition, the stock was hurt by market concerns about deterioration in credit quality.

•	Performance was also hurt by sector allocation and stock selection within the utilities sector. Two relative detractors include Entergy Corp and American Electric.

Sector Breakdown as of 12/31/06*

Financial Services	30.4%
Utilities	9.6%
Consumer Discretionary	8.0%
Consumer Services	7.5%
Healthcare	7.5%
Technology	6.8%
Energy	6.3%
Aerospace	6.1%
Other	17.0%
Cash & Equivalents — Net	0.8%

*	% of net assets as of December 31, 2006

6  OCC Renaissance Fund Semi-Annual Report | 12.31.06

Average Annual Total Return for the period ended December 31, 2006

		6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/18/88)

	Allianz OCC Renaissance Fund Class A	11.27%	12.00%	7.87%	14.86%	13.75%
—	Allianz OCC Renaissance Fund Class A (adjusted)	5.15%	5.84%	6.66%	14.22%	13.41%
	Allianz OCC Renaissance Fund Class B	10.79%	11.13%	7.06%	14.24%	13.43%
—	Allianz OCC Renaissance Fund Class B (adjusted)	6.05%	6.37%	6.77%	14.24%	13.43%
—	Allianz OCC Renaissance Fund Class C (adjusted)	9.88%	10.22%	7.06%	14.01%	12.90%
—	Russell Midcap Value Index	12.32%	20.21%	15.88%	13.64%	14.44%
	Lipper Multi-Cap Core Fund Average	10.53%	13.43%	6.61%	8.59%	11.25%

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

*	Cumulative Return

Cumulative Returns Through December 31, 2006

Annual Fund Operating Expenses	Actual Performance			Hypothetical Performance

				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,112.70	$1,107.90	$1,108.30	$1,018.90	$1,015.12	$1,015.12
Expenses Paid During Period	$6.66	$10.63	$10.63	$6.36	$10.16	$10.16

For each class of the Fund, expenses are equal to the expense ratio for the class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

12.31.06 | OCC Renaissance Fund Semi-Annual Report  7

Schedule of Investments OCC Renaissance Fund

	SHARES	VALUE (000s)

COMMON STOCK—99.2%

AEROSPACE—6.1%
DRS Technologies, Inc. (b)	863,000	$45,463
Goodrich Corp.	976,000	44,457
Spirit Aerosystems Holdings, Inc. (a)	1,707,000	57,133

		147,053

BUILDING/CONSTRUCTION—2.6%
Centex Corp. (b)	532,000	29,936
Lennar Corp., Class A	637,000	33,417

		63,353

CAPITAL GOODS—4.1%
Joy Global, Inc.	296,200	14,318
Parker Hannifin Corp.	300,000	23,064
Zebra Technologies Corp., Class A (a)(b)	1,741,000	60,570

		97,952

COMMERCIAL PRODUCTS—1.3%
ChoicePoint, Inc. (a)	781,000	30,756
CONSUMER DISCRETIONARY—8.0%
Dollar General Corp.	1,352,300	21,718
Family Dollar Stores, Inc. (b)	418,000	12,260
K-Swiss, Inc.	979,000	30,094
Oshkosh Truck Corp., Class B	1,051,000	50,889
Ross Stores, Inc.	329,000	9,640
TJX Cos., Inc.	1,615,000	46,060
Walgreen Co.	464,000	21,293

		191,954

CONSUMER SERVICES—7.5%
Lamar Advertising Co., Class A (a)(b)	631,000	41,261
Royal Caribbean Cruises Ltd. (b)	1,569,200	64,934
WPP Group PLC	5,574,000	75,223

		181,418

CONSUMER STAPLES—1.7%
Clorox Co.	653,000	41,890
ENERGY—6.3%
ConocoPhillips	517,000	37,198
National-Oilwell, Inc. (a)	870,000	53,227
Prosafe ASA	2,040,000	28,868
Range Resources Corp.	1,180,000	32,403

		151,696

8 Allianz OCC Renaissance Fund	See Accompanying Notes

	(Unaudited) December 31, 2006

	SHARES	VALUE (000s)

FINANCIAL SERVICES—30.4%
AFLAC, Inc. (b)	443,000	$20,378
Ambac Financial Group, Inc. (b)	400,000	35,628
Bank of New York Co., Inc.	1,055,000	41,535
CBL & Assoc. Properties, Inc., REIT	1,417,600	61,453
CIT Group, Inc.	591,200	32,971
Citigroup, Inc.	238,800	13,301
Conseco, Inc. (a)(b)	2,123,000	42,418
Countrywide Financial Corp. (b)	618,000	26,234
JPMorgan Chase & Co.	900,000	43,470
M&T Bank Corp. (b)	307,000	37,503
MBIA, Inc. (b)	587,000	42,886
OneBeacon Insurance Group Ltd. (a)(b)	733,000	20,524
PartnerRe Ltd.	268,000	19,036
Platinum Underwriters Holdings Ltd.	996,000	30,816
ProLogis Group, Inc., REIT	628,000	38,164
Reinsurance Group of America (b)	656,900	36,589
Stancorp Financial Group, Inc.	1,630,200	73,440
TD Ameritrade Holding Corp.	986,000	15,953
Wachovia Corp.	443,400	25,252
Zions Bancorporation	917,000	75,598

		733,149

HEALTHCARE—7.5%
Barr Laboratories, Inc. (a)	293,000	14,685
Coventry Health Care, Inc. (a)	416,200	20,831
DaVita, Inc. (a)	460,000	26,165
Health Net, Inc. (a)	1,116,000	54,305
Invitrogen Corp. (a)(b)	475,000	26,880
Laboratory Corp. of America Holdings (a)(b)	252,000	18,514
WellPoint, Inc. (a)	250,000	19,672

		181,052

INFORMATION TECHNOLOGY—1.2%
CDW Corp.	421,000	29,605
MATERIALS & PROCESSING—0.9%
Smurfit-Stone Containers Corp. (a)(b)	2,096,000	22,134
TECHNOLOGY—6.8%
Ametek, Inc.	625,500	19,916
Amphenol Corp., Class A	181,000	11,236
CACI International, Inc. (a)	642,000	36,273
Fairchild Semi-conductor International, Inc. (a)	913,000	15,347
Gentex Corp. (b)	1,070,600	16,659
Mantech International Corp. (a)	324,000	11,933
Tektronix, Inc.	1,153,313	33,642
Thermo Fisher Scientific, Inc. (a)(b)	397,300	17,994

		163,000

See Accompanying Notes	Semiannual Report | December 31, 2006 9

Schedule of Investments OCC Renaissance Fund (Cont.)

	SHARES	VALUE (000s)

TELECOMMUNICATIONS—2.2%
AT&T, Inc. (b)	1,274,700	$45,570
Motorola, Inc.	396,000	8,142

		53,712

TRANSPORTATION—3.0%
Union Pacific Corp. (b)	355,000	32,667
UTI Worldwide, Inc.	1,335,000	39,916

		72,583

UTILITIES—9.6%
Dominion Resources, Inc. (b)	600,000	50,304
DPL, Inc. (b)	902,000	25,057
Duke Energy Corp. (b)	1,900,000	63,099
Entergy Corp.	306,000	28,250
SCANA Corp.	482,000	19,579
Vectren Corp.	637,946	18,041
Wisconsin Energy Corp.	560,000	26,578

		230,908

Total Common Stock (cost—$2,170,215)		2,392,215

EXCHANGE-TRADED FUND—1.0%

iShares Russell Midcap Value Index Fund (cost—$24,791)	170,000	24,938

SHORT-TERM INVESTMENTS—16.6%

COLLATERAL INVESTED FOR SECURITIES ON LOAN (D)—16.1%

Allianz Dresdner Daily Asset Fund (e)	60,000,000	60,000

	PRINCIPAL AMOUNT (000s)
Bank of America N.A.,
5.363% due 6/19/07, FRN (c)	$20,000	20,000
5.383% due 1/2/07	48,000	48,000
Bayerische Landesbank, 5.40% due 1/25/07, FRN	1,000	1,000
Bear Stearns Cos., Inc., 5.433% due 1/2/07	10,000	10,000
Citigroup Global Markets, Inc., 5.383% due 1/2/07	74,000	74,000
G Street Finance Corp., 5.333% due 1/24/07	17,000	16,935
Goldman Sachs Group L.P., 5.443% due 12/18/07 (c)	17,000	17,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	44,000	44,000
HSH Nordbank AG,
5.31% due 1/16/07	5,000	5,000
5.36% due 11/21/07, FRN (c)	10,000	10,000

10 Allianz OCC Renaissance Fund	See Accompanying Notes

	(Unaudited) December 31, 2006

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

Morgan Stanley,
5.372% due 8/17/07	$5,000	$5,000
5.373% due 4/5/07	22,000	22,000
5.38% due 2/2/07, FRN	10,000	10,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	5,000	5,000
Scaldis Capital LLC, 5.307% due 1/8/07 (c)	5,000	4,992
Sigma Finance, Inc., FRN (c)
5.368% due 6/20/07	10,000	10,000
5.369% due 4/5/07	5,000	5,002
5.372% due 7/27/07	14,100	14,103
Societe Generale, 5.25% due 1/2/07	5,760	5,760

		387,792

REPURCHASE AGREEMENT—0.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $12,776; collateralized by Fannie Mae, 3.00%, due 8/15/07, valued at $13,029 including accrued interest (cost—$12,769)	12,769	12,769
Total Short-Term Investments (cost—$400,507)		400,561

Total Investments (cost—$2,595,513) (f)—116.8%		2,817,714

Liabilities in excess of other assets—(16.8)%		(406,161)

Net Assets—100.0%		$2,411,554

Notes to Schedule of Investments (amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $376,084; cash collateral of $386,872 was received with which the Fund purchased short-term investments.

(c)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Securities purchased with the cash proceeds from the securities on loan.

(e)	Affiliated fund.

(f)	Securities with an aggregate value of $104,092, which represents 4.32% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT—Real Estate Investment Trust

See Accompanying Notes	Semiannual Report | December 31, 2006 11

Financial Highlights

Class A Shares Per Share Data for the Year Ended:	12/31/2006+	6/30/2006

Net Asset Value Beginning of Period	$21.58	$24.30
Net Investment Income (Loss)(a)	0.05	0.06
Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	2.36	1.45
Total Income (Loss) from Investment Operations	2.41	1.51
Dividends from Net Investment Income	0.00	0.00
Dividends from Net Realized Capital Gains	(3.16)	(4.23)
Total Distributions	(3.16)	(4.23)
Fund Redemption Fees	0.00 (f)	0.00	(f)
Net Asset Value End of Period	$20.83	$21.58	(e)
Total Return	11.27%	6.28	%(e)
Net Assets End of Period (000s)	$848,243	$946,613
Ratio of Net Expenses to Average Net Assets	1.25%*	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.45%*	0.28%
Portfolio Turnover Rate	51%	85%

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	If the net assets for the Class A, B and C shares did not exceed $2.5 billion, the ratio of expenses to average net assets would have been 1.25%.

(c)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(d)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.06%. If the Adviser had not made repayments, end of period net asset value and total return would have been $24.28 and (1.72)%, respectively.

(e)

Payments from Affiliates increased the end of period net asset value per share by $0.03 and total return by 0.14%. If the Affiliates had not made repayments, end of period net asset value and total return would have been $21.55 and 6.14%, respectively.

(f)	Amount is less than $0.01 per share.

12  OCC Renaissance Fund Semi-Annual Report | 12.31.06 | See Accompanying Notes to Financial Statements

6/30/2005		6/30/2004		6/30/2003	6/30/2002

$24.71		$17.18		$19.10	$19.31
0.00		(0.04)		0.01	0.02
(0.41)		7.57		(1.24)	1.09
(0.41)		7.53		(1.23)	1.11
0.00		0.00		0.00	0.00
0.00		0.00		(0.69)	(1.32)
0.00		0.00		(0.69)	(1.32)
0.00	(f)	0.00	(f)	0.00 (f)	0.00	(f)
$24.30	(d)	$24.71		$17.18	$19.10
(1.66	)%(d)	43.83%		(5.92)%	5.43%
$1,976,127		$2,375,379		$1,157,435	$1,503,396
1.23	%(b)(c)	1.24	%(b)	1.25%	1.24	(b)%

0.01%		(0.17)%		0.09%	0.09%
101%		60%		76%	109%

See Accompanying Notes to Financial Statements | 12.31.06 | OCC Renaissance Fund Semi-Annual Report   13

Financial Highlights (Cont.)

Class B Shares Per Share Data for the Year Ended:	12/31/2006+	6/30/2006

Net Asset Value Beginning of Period	$19.83	$22.80
Net Investment Income (Loss)(a)	(0.03)	(0.10)
Net Realized and Change in Unrealized Gain (Loss) on Investments(a)	2.15	1.36
Total Income (Loss) from Investment Operations	2.12	1.26
Dividends from Net Investment Income	0.00	0.00
Dividends from Net Realized Capital Gains	(3.16)	(4.23)
Total Distributions	(3.16)	(4.23)
Fund Redemption Fees	0.00 (f)	0.00	(f)
Net Asset Value End of Period	$18.79	$19.83	(e)
Total Return	10.79%	5.53	%(e)
Net Assets End of Period (000s)	$650,178	$718,005
Ratio of Net Expenses to Average Net Assets	2.00%*	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.30)%*	(0.46)%
Portfolio Turnover Rate	51%	85%

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	If the net assets for the Class A, B and C shares did not exceed $2.5 billion, the ratio of expenses to average net assets would have been 2.00%.

(c)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(d)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.07%. If the Adviser had not made repayments, end of period net asset value and total return would have been $22.78 and (2.42)%, respectively.

(e)

Payments from Affiliates increased the end of period net asset value per share by $0.03 and total return by 0.15%. If the Affiliates had not made repayments, end of period net asset value and total return would have been $19.80 and 5.38%, respectively.

(f)	Amount is less than $0.01 per share.

14  OCC Renaissance Fund Semi-Annual Report | 12.31.06 | See Accompanying Notes to Financial Statements

6/30/2005		6/30/2004		6/30/2003	6/30/2002

$23.35		$16.37		$18.37	$18.74
(0.17)		(0.19)		(0.09)	(0.13)
(0.38)		7.17		(1.22)	1.08
(0.55)		6.98		(1.31)	0.95
0.00		0.00		0.00	0.00
0.00		0.00		(0.69)	(1.32)
0.00		0.00		(0.69)	(1.32)
0.00	(f)	0.00	(f)	0.00 (f)	0.00	(f)
$22.80	(d)	$23.35		$16.37	$18.37
(2.35	)%(d)	42.64%		(6.60)%	4.71%
$1,082,660		$1,322,887		$838,701	$1,090,610
1.98	%(b)(c)	1.99	%(b)	2.00%	1.98	%(b)

(0.74)%		(0.92)%		(0.66)%	(0.65)%
101%		60%		76%	109%

See Accompanying Notes to Financial Statements | 12.31.06 | OCC Renaissance Fund Semi-Annual Report   15

Financial Highlights (Cont.)

Class C Shares Per Share Data for the Year Ended:	12/31/2006+	6/30/2006

Net Asset Value Beginning of Period	$19.67	$22.66
Net Investment Income (Loss)(a)	(0.03)	(0.10)
Net Realized and Change in Unrealized Gain (Loss) on Investments(a)	2.14	1.34
Total Income (Loss) from Investment Operations	2.11	1.24
Dividends from Net Investment Income	0.00	0.00
Dividends from Net Realized Capital Gains	(3.16)	(4.23)
Total Distributions	(3.16)	(4.23)
Fund Redemption Fees	0.00 (f)	0.00	(f)
Net Asset Value End of Period	$18.62	$19.67	(e)
Total Return	10.83%	5.47	%(e)
Net Assets End of Period (000s)	$680,917	$752,734
Ratio of Net Expenses to Average Net Assets	2.00%*	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.30)%*	(0.46)%
Portfolio Turnover Rate	51%	85%

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	If the net assets for the Class A, B and C shares did not exceed $2.5 billion, the ratio of expenses to average net assets would have been 2.00%.

(c)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(d)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.07%. If the Adviser had not made repayments, end of period net asset value and total return would have been $22.64 and (2.44)%, respectively.

(e)

Payments from Affiliates increased the end of period net asset value per share by $0.03 and total return by 0.15%. If the Affiliates had not made repayments, end of period net asset value and total return would have been $19.64 and 5.32%, respectively.

(f)	Amount is less than $0.01 per share.

16  OCC Renaissance Fund Semi-Annual Report | 12.31.06 | See Accompanying Notes to Financial Statements

6/30/2005		6/30/2004		6/30/2003	6/30/2002

$23.21		$16.26		$18.26	$18.64
(0.17)		(0.19)		(0.09)	(0.13)

(0.38)		7.14		(1.22)	1.07
(0.55)		6.95		(1.31)	0.94
0.00		0.00		0.00	0.00
0.00		0.00		(0.69)	(1.32)
0.00		0.00		(0.69)	(1.32)
0.00	(f)	0.00	(f)	0.00 (f)	0.00	(f)
$22.66	(d)	$23.21		$16.26	$18.26
(2.37	)%(d)	42.74%		(6.65)%	4.68%
$1,331,633		$1,669,104		$1,020,956	$1,439,607
1.98	%(b)(c)	1.99	%(b)	2.00%	1.99	%(b)

(0.74)%		(0.92)%		(0.66)%	(0.65)%
101%		60%		76%	109%

See Accompanying Notes to Financial Statements | 12.31.06 | OCC Renaissance Fund Semi-Annual Report   17

Statement of Assets and Liabilities	(Unaudited) December 31, 2006

Amounts in thousands, except per share amounts

Assets:
Investments, at value (cost $2,595,513)	$2,817,714
Dividends and interest receivable (net of foreign taxes)	2,694
Receivable for Fund shares sold	1,665
Securities lending interest receivable (net)	24

2,822,097

Liabilities:
Payable for collateral for securities on loan	387,737
Payable for Fund shares redeemed	17,666
Payable for investments purchased	1,780
Investment advisory fee payable	1,234
Distribution fee payable	875
Administration fee payable	771
Servicing fee payable	479
Dividends payable	1
410,543

Net Assets	$2,411,554

Net Assets Consist of:
Paid-in-capital	$2,094,005
Undistributed net investment income	630
Accumulated net realized gain on investments	94,720
Net unrealized appreciation of investments and foreign currency transactions	222,199

$2,411,554

Net Assets:
Class A	$848,243
Class B	650,178
Class C	680,917
Other Classes	232,216
Shares Issued and Outstanding:
Class A	40,719
Class B	34,596
Class C	36,562
Other Classes	11,131
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$20.83
Class B	18.79
Class C	18.62

*	With respect to the A, B, and C Classes, the redemption price varies by the length of time shares are held.

18  OCC Renaissance Fund Semi-Annual Report | 12.31.06 | See Accompanying Notes to Financial Statements

Statement of Operations

Six Months Ended December 31, 2006 (Unaudited)
Amounts in thousands

Investment Income:
Dividends, net of foreign withholding taxes	$20,476
Interest	793
Security lending income (net)	241
Miscellaneous income	2
Total Income	21,512

Expenses:
Investment advisory fees	7,574
Administration fees	4,731
Distribution fees - Class C	2,660
Distribution fees - Class B	2,549
Servicing fees - Class A	1,112
Servicing fees - Class C	887
Servicing fees - Class B	850
Distribution and/or servicing fees - Other Classes	285
Trustees’ fees	128
Shareholder communications expense	107
Total Expenses	20,883

Net Investment Income	629

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	214,613
Foreign currency transactions	(66)
Net change in unrealized appreciation of:
Investments	41,822
Foreign currency transactions	8
Net Realized and Change in Unrealized Gain	256,377

Net Increase in Net Assets Resulting from Investment Operations	$257,006

See Accompanying Notes to Financial Statements | 12.31.06 | OCC Renaissance Fund Semi-Annual Report  19

Statements of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

Increase (Decrease) in Net Assets from:
Investment Operations:
Net investment income (loss)	$629	$(3,298)
Net realized gain on investments and foreign currency transactions	214,547	367,771
Net realized gain from investments in Affiliates	0	40,043
Payments from Affiliates**	0	5,075
Net change in unrealized appreciation/depreciation of investments, investments in affiliates and foreign currency transactions	41,830	(150,391)
Net increase resulting from investment operations	257,006	259,200
Distributions to Shareholders from:
Net realized capital gains
Class A	(115,549)	(240,596)
Class B	(96,247)	(162,859)
Class C	(101,215)	(183,194)
Other Classes	(32,260)	(70,598)

Total Distributions to Shareholders	(345,271)	(657,247)

Fund Share Transactions:
Shares sold
Class A	51,193	185,643
Class B	10,405	28,830
Class C	20,968	61,732
Other Classes	29,936	176,219
Issued in reinvestment of distributions
Class A	98,681	205,488
Class B	81,119	134,890
Class C	80,303	142,816
Other Classes	21,358	46,121
Cost of shares redeemed
Class A	(224,917)	(1,289,415)
Class B	(131,274)	(421,217)
Class C	(142,821)	(665,567)
Other Classes	(75,972)	(419,751)
Net decrease from Fund share transactions	(181,021)	(1,814,211)

Fund Redemption Fees	9	106

Total Decrease in Net Assets	(269,277)	(2,212,152)

Net Assets:
Beginning of period	2,680,831	4,892,983

End of period*	$2,411,554	$2,680,831

* Including undistributed net investment income of:	$630	$1

**	See Note 8

20  OCC Renaissance Fund Semi-Annual Report | 12.31.06 | See Accompanying Notes to Financial Statements

Notes to Financial Statements
(Unaudited)
December 31, 2006

1. ORGANIZATION

OCC Renaissance Fund (“Fund”) is a fund of the Allianz Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-five separate investment funds. The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. These financial statements pertain to the A, B and C Classes (the “Retail Classes”) of the Fund. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements Interpretation 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by December 31, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

12.31.06 | OCC Renaissance Fund Semi-Annual Report  21

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

Valuation of Investments. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed Securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading. The valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., eastern time)(the “NYSE Close”). In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value (“NAV”) is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

22   OCC Renaissance Fund Semi-Annual Report | 12.31.06

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net long-term capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statement of Changes in Net Assets and have been reclassified to paid-in-capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Foreign Taxes on Dividends. Dividend income in the Statement of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were $187,601.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

Short Sales. The Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a

12.31.06 | OCC Renaissance Fund Semi-Annual Report  23

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales exposes the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending. The Fund may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statement of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Fund and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the six months ended Decmber 31, 2006 was $45,832. Cash collateral received for securities on loan is invested in securities identified in the Schedule of Investments and the corresponding liability is recognized as such in the Statement of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund.

Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG and affiliate to the Trust, is the Fund’s securities lending agent.

3. FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”), an indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”) serves as investment adviser (the “Adviser”) to theFund, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

The Fund also has a sub-adviser, which under supervision of AGIFM, directs the investments of the Fund’s assets. The advisory fees received by the Adviser are paid all or in part to the sub-advisers in accordance with the portfolio management agreements.

24  OCC Renaissance Fund Semi-Annual Report | 12.31.06

Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

Investment Advisory Fee	Administration Fee*

All Classes	Inst’l. Class(1)	Admin. Class(1)	Class A, B and C(2)	Class D(2)	Class R(2)

0.60%(#)	0.25%	0.25%	0.40%	0.40%	0.40%

(1)

The Administrative Fee rate for Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(2)

The Administrative Fee rate for Classes A,B,C,D and R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(#)

Effective January 1, 2007 the Funds’s advisory fee has been reduced by 0.05% to 0.55%. In addition, effective October 1, 2007, the Fund’s advisory fee will be further reduced by 0.05% to 0.50%. These advisory fee reductions will continue until at least December 31, 2007.

*

Effective January 1, 2006, to the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

Redemption Fees. Investors in the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceed after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days after their acquisition, including shares acquired through exchanges.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 7 day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange.

Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

12.31.06 | OCC Renaissance Fund Semi-Annual Report  25

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”), serves as the distributor of the Fund’s shares. The Fund is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee (%)	Servicing Fee (%)

Class A All Funds	—	0.25
Class B All Funds	0.75	0.25
Class C All Funds	0.75	0.25
Class D All Funds	—	0.25
Class R All Funds	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the six months ended Decmber 31, 2006, AGID received $1,208,715 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for

26  OCC Renaissance Fund Semi-Annual Report | 12.31.06

their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Trustees, other than those affiliated with AGIFM, Allianz Global, or Sub-Adviser, receive an annual retainer of $80,000 ($160,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. The Chairman of the Trustees receives a $20,000 annual retainer for his service as an ex officio member of each Committee of the Board of Trustees. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

4. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the six months ended Decmber 31, 2006, were as follows (amounts in thousands):

Purchases	Sales

$1,265,270	$ 1,751,286

12.31.06 | OCC Renaissance Fund Semi-Annual Report  27

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

5. FEDERAL INCOME TAX MATTERS

At December 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation(4)

$2,595,513	$267,784	$(45,583)	$222,201

6. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands figures for the period ended 6/30/06 are audited.):

	Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount

Shares sold
Class A	2,362	$51,193	7,998	$185,643
Class B	547	10,405	1,383	28,829
Class C	1,108	20,968	2,981	61,731
Other Classes	1,393	29,936	7,407	176,219
Issued in reinvestment of distributions
Class A	4,774	98,681	9,562	205,488
Class B	4,347	81,119	6,806	134,890
Class C	4,343	80,303	7,264	142,816
Other Classes	1,040	21,358	2,148	46,122
Cost of shares redeemed
Class A	(10,272)	(224,917)	(55,013)	(1,289,415)
Class B	(6,514)	(131,274)	(19,453)	(421,217)
Class C	(7,152)	(142,821)	(30,752)	(665,566)
Other Classes	(3,501)	(75,972)	(17,948)	(419,751)

Net increase (decrease) resulting from Fund share transactions	(7,525)	$(181,021)	(77,617)	$(1,814,211)

7. LEGAL PROCEEDINGS

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to

28  OCC Renaissance Fund Semi-Annual Report | 12.31.06

undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements.

Since February 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM, PEA and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

8. PAYMENTS FROM AFFILIATES

AGIFM has identified transactions in which the Fund’s purchase of shares of exchange-traded index funds caused ownership of other investment companies to exceed the Fund’s investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Fund for losses identified in that review of $5,074,548 ($0.03 per share).

As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused the Fund’s ownership of other investment companies to exceed the statutory limit on the ownership of voting stock. The SEC staff requested that AGIFM reimburse the Fund for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Fund for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to the Fund.

12.31.06 | OCC Renaissance Fund Semi-Annual Report  29

Board Approval of Investment Advisory and Portfolio Management Agreements (Unaudited)

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of the Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreement between the Adviser and the sub-adviser for the Fund (collectively, the “Agreements”). The Sub-Adviser for the Fund appearing in this report is Oppenheimer Capital LLC (“OCC”) (the “Sub-Adviser”).

At an in-person meeting held in December 2006, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2007.

The material factors and conclusions that formed the basis of these approvals for the Fund are discussed below.

Review Process

The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Adviser furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

The Board and/or the Independent Trustees (in most cases through the Board’s Contracts Committee) met in person and telephonically a number of times from October to December 2006, both with management and in private sessions, for the specific purpose of considering the proposed continuation of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Fund and its investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data by the Board’s Performance Committee at each regular meeting and periodic presentations from the Sub-Adviser with respect to the Fund.

During the course of the contract review meetings, the Trustees met with and discussed the proposed approvals with representatives of the Adviser and the Sub-Adviser and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Adviser and the Sub-Adviser. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either in writing or orally.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Fund’s investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years.

30  OCC Renaissance Fund Semi-Annual Report | 12.31.06

The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them with respect to each series of the Allianz Funds’ trust, and their determinations were made separately in respect of the Fund. However, they also took into account in their review those interests of all the Allianz Funds that were in common.

Nature, Extent and Quality of Services

In considering the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Fund by the Adviser and the Sub-Adviser. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Fund and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment programs used by the Sub-Adviser to manage the Fund, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Adviser, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries, and assets under management and other information relating to the financial resources of the Adviser and the Sub-Adviser, and (h) information relating to portfolio manager compensation.

The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Fund. In addition to considering the Fund’s investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Fund and the Sub-Adviser, noting that the Allianz Funds are multi-manager funds. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees also took into account shareholder expectations that the Adviser and the Sub-Adviser would be managing the Fund.

The Trustees noted that, pursuant to the Portfolio Management Agreement, the Sub-Adviser has full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Adviser implements the Fund’s investment programs (subject to the terms of the prospectus), analyzes economic trends, evaluates the risk/return characteristics of the Fund, constructs the Fund’s portfolios, monitors the Fund’s compliance with investment restrictions, and reports to the Trustees. In addition to considering the Fund’s investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Adviser in managing the Fund and the in-house research capabilities of the Sub-Adviser. They also considered various investment resources available to the Sub-Adviser, including research services acquired with “soft dollars” available to the Sub-Adviser as a result of securities transactions effected for the Fund and other clients. The Trustees reviewed each Sub-Adviser’s compliance program, including enhancements made during the past year.

The Trustees considered, among other matters, that, in addition to overseeing the Sub-Adviser, the Adviser provides or procures through third-party service providers most administrative services required by the Fund under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities

12.31.06 | OCC Renaissance Fund Semi-Annual Report  31

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited) (Cont.)

of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Fund, under which certain third-party services that are ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Fund, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides the Fund with office space, administrative services and personnel to serve as Fund officers, and that the Adviser and its affiliates pay all of the compensation of the Fund’s interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements: that the scope of the services provided to the Fund by the Adviser and the Sub-Adviser under the Agreements and the Administration Agreement were consistent with the Fund’s operational requirements; that the Adviser and the Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by the Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser to the Fund.

Fund Performance

In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Fund, including comparisons of the Fund’s investment results with those of mutual funds in a peer universe, as selected for the Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended June 30, 2006, together with an analysis of the comparative performance information prepared by an independent consultant. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by the Sub-Adviser to that of the Fund. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for the Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees or their independent consultant.

Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

The Trustees reviewed information showing performance of the Institutional Class shares of the OCC Renaissance Fund. For the Fund, performance was below the median for the one-, three-, and five-year periods (in the third quartile for the five-year period, and the fourth quartile for the one- and three-year periods).

Based on this and other information, and taking into account fee waivers proposed for the OCC Renaissance Fund as described under “Fees and Other Expenses” below, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Adviser’s services were of a nature, quality and extent sufficient to support continuation of the Agreements.

32  OCC Renaissance Fund Semi-Annual Report | 12.31.06

Fees and Other Expenses

The Trustees considered the advisory fees paid by the Fund to the Adviser and sub-advisory fees paid by the Adviser to the Sub-Adviser. In doing so, the Trustees reviewed a report from an independent consultant, which analyzed comparisons of the Fund’s fees and expenses to its Lipper peer group. The Trustees also considered the administrative fee rate paid by the Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Fund’s advisory fees versus its peer group and peer universe as provided by Lipper; (ii) the level of the Fund’s sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Adviser, and the services provided by the Adviser, on the one hand, and the Sub-Adviser, on the other hand; (iv) that the Adviser (and not the Fund) pays the sub-advisory fees; (v) that the Fund pays a unitary fee for non-advisory services, which differentiates the Fund from many in the industry; and (vi) the Fund’s total expenses as compared to those funds in their peer groups and peer universes as provided by Lipper.

The Trustees also considered information showing the advisory fees charged by the Sub-Adviser to institutional and other accounts with investment objectives similar to those of the Fund. The information indicated that the fee rates paid to the Sub-Adviser by the Adviser with respect to the Fund were not necessarily as low as the fee rates charged by the Sub-Adviser to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Adviser to the Fund relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Fund, and the expenses associated with the more extensive regulatory regime governing registered funds.

The Trustees also considered and evaluated the administrative fees paid by the Fund under the Administration Agreement, including in light of the total expenses of the Fund and the total expenses of competitor funds as reflected in the Lipper materials. The Trustees noted that, in connection with the contract review process in prior years, they had negotiated with the Adviser to observe administrative fee breakpoints for the Fund and each share class under the Administration Agreement, and to apply breakpoints based on the entire net assets of the Fund (rather than on net assets attributable to particular share classes). The Trustees considered the savings realized by shareholders under this arrangement, noting that a number of the Allianz Funds had reached sufficient size for these administrative fee breakpoints to result in fee reductions.

The Trustees reviewed information provided by Lipper and an independent consultant comparing the Fund’s advisory fee, and ratios of total expenses (less Rule 12b-1/distribution fees) to net assets (“total expense ratios”) for two share classes (retail and institutional share classes to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds, for the most recent fiscal year. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and other sources that were not independently verified by the Trustees.

For the OCC Renaissance Fund, the advisory fees were below median for the expense group, however total expense ratios were above median (in the fourth quartile) for retail and institutional expense groups.

The Trustees evaluated the Fund’s advisory fees based on comparative fee and expense information and other factors, including Fund performance, the Adviser’s estimated profitability from its relationship with the Fund (described below) and possible economies of scale (described below). In light of these factors, the Trustees recommended that a portion of the advisory fees of the Fund be waived by the Adviser for a

12.31.06 | OCC Renaissance Fund Semi-Annual Report  33

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited) (Cont.)

one-year period. After discussions, the Adviser agreed to waive advisory fees as follows for the one-year period ending December 31, 2007: for the OCC Renaissance Fund, a waiver of 5 basis points commencing on January 1, 2007 and an additional 5 basis points commencing on October 1, 2007.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Adviser in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the advisory fee waivers that the Adviser agreed to observe for the Fund as described above.

Costs of Services Provided and Profitability

The Trustees reviewed information regarding the cost of services provided by the Adviser (which took into account the sub-advisory fees paid to the Sub-Adviser and the costs incurred by the Sub-Adviser in providing services to the Fund) and the estimated profitability of the Adviser’s relationship with the Fund, including a profitability report prepared by management detailing the costs of services provided to the Fund by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Fund, each for the fiscal year ended June 30, 2006. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Fund’s independent auditors regarding the methodology used and the profitability information provided. The Trustees noted that, at the request of the Independent Trustees, certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability, and they noted their belief that further refinements were possible.

The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to the Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Fund was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund was not excessive.

Possible Fall-Out Benefits

The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Adviser from its relationship with the Fund, including non-advisory fee compensation to be paid to the Adviser, the Sub-Adviser and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Fund’s distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from the Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to the Sub-Adviser in connection with trade execution for the Fund (soft dollar arrangements). The Trustees also considered the benefits associated with the Fund’s use of a broker-

34  OCC Renaissance Fund Semi-Annual Report | 12.31.06

dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Fund has in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Fund’s securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale

The Trustees considered the extent to which the Adviser and the Sub-Adviser may realize economies of scale or other efficiencies in managing and supporting the Fund. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Fund had not previously contained breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders, and, as previously noted, certain series of the Trust had already reached sufficient size for the administrative fee breakpoints to result in fee reductions. Based on these observations, the Trustees concluded that the Fund’s overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Conclusions

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the best interests of the Fund and its shareholders, and should be approved.

12.31.06 | OCC Renaissance Fund Semi-Annual Report  35

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Allianz Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“AGIFM”) 1345 Avenue of the Americas New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC

Distributor

Allianz Global Investors Distributors LLC (“AGID”) 2187 Atlantic Street Stamford, CT 06902

Custodian

State Street Bank & Trust Co. 801 Pennsylvania Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC Inc. P.O. Box 9688 Providence, RI 02940

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP 1055 Broadway Kansas City, MO 64105

Legal Counsel

Ropes & Gray LLP One International Place Boston, MA 02110

For Account Information

For Allianz Funds account information contact your financial adviser, or if you receive account statements directly from Allianz Global Investors Distributors/PFPC, you can also call (800) 426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com

Receive this report electronically and eliminate paper mailings.
To enroll, go to www.allianzinvestors.com/edelivery.

AZ038SA_17035

Allianz Funds
Semi-Annual Report

DECEMBER 31, 2006

International/Sector Stock Funds

Share Class	GLOBAL STOCK FUNDS	REGIONAL STOCK FUNDS
D
	Allianz NACM Global Fund	Allianz NACM Pacific Rim Fund

	Allianz RCM Global Small-Cap Fund	Allianz NACM Emerging Markets Opportunities Fund

INTERNATIONAL STOCK FUNDS

	Allianz NACM International Fund	SECTOR-RELATED STOCK FUNDS

	Allianz NFJ International Value Fund	Allianz RCM Technology Fund

	Allianz RCM International Growth	Allianz RCM Global Resources Fund

	Equity Fund	Allianz RCM Healthcare Fund

Allianz RCM Biotechnology Fund

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

FUND	Fund Summary	Schedule of Investments

Allianz NACM Emerging Markets Opportunities Fund	6	17
Allianz NACM Global Fund	7	19
Allianz NACM International Fund	8	20
Allianz NACM Pacific Rim Fund	9	22
Allianz NFJ International Value Fund	10	23
Allianz RCM Biotechnology Fund	11	24
Allianz RCM Global Resources Fund	12	25
Allianz RCM Global Small-Cap Fund	13	26
Allianz RCM Healthcare Fund	14	28
Allianz RCM International Growth Equity Fund	15	29
Allianz RCM Technology Fund	16	30

2  Allianz Funds

President’s Letter

Dear Shareholder:

We are pleased to present you with this Semi-Annual Report for the Allianz Funds for the six months ended December 31, 2006.

Stocks around the world delivered strong results during the reporting period, supported by solid corporate earnings growth. A weak U.S. dollar continued to fuel investor appetite for international stocks. But U.S. stocks also had a respectable showing as investors focused on positive economic news. Against this favorable backdrop, the MSCI All Country World Index Ex U.S.A. gained 15.46% for the period, compared with 12.75% for the S&P 500 Index.

The upbeat mood helped provide many sectors with healthy returns. In particular, utility, telecom and consumer staples companies produced solid gains overseas. In the U.S., financial and information technology companies were among the top performers during the reporting period. One exception across the board was energy stocks, which pulled back as oil prices hit their lows for the year.

While these results are impressive, investors should keep in mind that it always makes sense to remain well-diversified across many asset classes and sectors. A balanced investment portfolio can help you weather short-term market fluctuations and may enhance long-term return potential.

We hope you will take this opportunity to learn more about your Allianz Fund’s performance by reading the commentary within this report. If you have any questions about this report, please contact your financial advisor. You can also call us at 1-800-427-0107 or visit www.allianzinvestors.com.

As always, we appreciate the confidence you have placed in us and we look forward to serving your investing needs in the future.

Sincerely,

E. Blake Moore, Jr.
President

January 31, 2007

Semiannual Report | December 31, 2006  3

Important Information About the Funds

The inception date on each Fund Summary page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional shares, and the D shares were first offered in (month/year): NACM Emerging Markets Opportunities (8/06), NACM International (11/04), NACM Pacific Rim (7/02), NFJ International Value (4/05), RCM Global Small-Cap (3/99), RCM Global Resources (3/06), RCM International Growth Equity (3/99), and RCM Technology (1/99). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

Proxy Voting

The Funds’ adviser and each Sub-adviser have adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Allianz Funds (the “Trust”) as the policies and procedures that each Sub-Adviser will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that each Sub-Adviser may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-877-4626, on the Allianz Global Investors Distributors Web site at www.allianzinvestors.com and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Form N-Q

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-888-877-4626. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4  Allianz Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which for most funds is from 07/01/06 to 12/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

The S&P 500 Index replaced the Morgan Stanley Capital International (“MSCI”) World Healthcare Index as the RCM Healthcare Fund’s primary comparative index because the Adviser believes the S&P 500 Index is more representative of the Fund’s investment strategies.

Prior to November 1, 2006, performance data for all MSCI indices were calculated gross of dividend tax withholding. Performance data presently shown for these indices is net of dividend tax withholding. This recalculation results in lower performance for the indices.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.allianzinvestors.com, 1-888-877-4626.

Semiannual Report | December 31, 2006  5

Allianz NACM Emerging Markets Opportunities Fund

Portfolio Insights

•

NACM Emerging Markets Opportunities Fund seeks maximum long-term capital appreciation by normally investing at least 80% of its net assets in the securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets that are, in the opinion of the sub-advisor, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation.

•

The Fund’s relative performance benefited from stock selection in South Korea and the consumer discretionary and information technology sectors. Owning Grupo FAMSA, a Mexican retailer that was not in the index, and avoiding Samsung Electronics, a South Korean electronics manufacturer that was in the index, was especially helpful. Grupo FAMSA reported robust same-store-sales growth, supported by strong domestic consumption. Samsung Electronics was hurt by expectations that demand for several of its products, including flat-panel TVs, would decline in the first half of 2007.

•

Areas of relative weakness included stock selection in China, Indonesia and the financials sector. Perusahaan Gas Negara, an Indonesian gas utility, was one of the Fund’s worst-performing holdings. The company experienced production delays and faced the potential of a less favorable regulatory environment.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/27/04)

Allianz NACM Emerging Markets
Opportunities Fund Class D	25.72%	37.69%	—	—	41.59%
MSCI Emerging Markets Index Net	23.35%	32.18%	—	—	36.98%
Lipper Emerging Markets Fund Average	23.86%	32.13%	—	—	35.68%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

Brazil	13.0%
China	11.5%
South Korea	10.3%
South Africa	8.0%
Taiwan	7.1%
Mexico	6.7%
India	6.3%
Russia	6.0%
Other	30.3%
Cash & Equivalents — Net	0.8%

*	% of net assets as of December 31, 2006

Expense Example	Actual Performance	Hypothetical Performance

	Class D	(5% return before expenses) Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,257.20	$1,015.62
Expenses Paid During Period	$2.77	$2.48

Expenses are equal to the expense ratio for the class, 6.32% for Class D, multiplied by the average account value over the period, multiplied by 131/365 (to reflect the period since the shares commenced operation on 8/21/06).

6  Allianz Funds

Allianz NACM Global Fund

Portfolio Insights

•

NACM Global Fund seeks to achieve maximum long-term capital appreciation by investing primarily in equity securities of companies that the portfolio managers believe are leaders in their respective industries or emerging new players with an established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages.

•	Stock selection was the main reason for the Fund’s modest underperformance, as country allocations helped relative results and sector allocations had minimal effect.

•

Stock selection was weakest in the United States and in the financials and consumer discretionary sectors. Notable detractors from performance included Capital One Financial, a consumer finance firm that experienced declining margins in its U.S. credit card business, and Federated Department Stores, a retailer that struggled to regain lost traffic related to transitioning its May stores into Macy’s.

•

Stock selection in Ireland and the consumer staples sector had a large, positive impact on relative results. The top contributor to the Fund’s absolute and relative performance was C&C Group, a food and beverage manufacturer based in Ireland. The company benefited from strong demand in the United Kingdom for its Magners branded cider.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/19/02)

Allianz NACM Global Fund Class D	12.06%	17.23%	—	—	20.40%
MSCI All Country World Index Net	13.97%	20.95%	—	—	16.84%
Lipper Global Multi-Cap Growth Fund Average	12.89%	18.39%	—	—	16.53%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

United States	36.5%
Japan	10.0%
France	8.9%
Switzerland	8.0%
Hong Kong	7.3%
United Kingdom	5.6%
Netherlands	3.6%
Germany	2.4%
Other	12.7%
Cash & Equivalents — Net	5.0%

*	% of net assets as of December 31, 2006

Expense Example	Actual Performance	Hypothetical Performance

	Class D	(5% return before expenses) Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,120.60	$1,017.80
Expenses Paid During Period	$7.86	$7.48

Expenses are equal to the expense ratio for the class 1.47% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  7

Allianz NACM International Fund

Portfolio Insights

•

NACM International Fund seeks to achieve maximum long-term capital appreciation by investing primarily in companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index.

•

Stock selection, which was particularly strong in Japan, Finland, and the information technology sector, was a positive for Fund performance. Top-performing holdings included Nintendo, a Japanese video game company that had a successful new product launch; Outokumpu, a Finnish steel producer that enjoyed strong demand for raw steel and value-added steel products; and Foxconn International, a Chinese assembler of cell phone handsets that gained share with existing customers.

•

An underweight in utilities negatively impacted relative results. Utilities was the best-performing sector in the index, supported by merger activity among European names and positive macroeconomic trends for Japanese companies. Stock selection in France and the health care sector also detracted. The share price of Sanofi-Aventis, a French pharmaceutical manufacturer, declined as the company sought to defend the patent on its blockbuster drug Plavix.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (05/07/01)

Allianz NACM International Fund Class D	14.30%	30.29%	20.59%	—	15.77%
MSCI EAFE Index Net	14.69%	26.35%	14.98%	—	9.93%
Lipper International Multi-Cap Core Fund Average	14.74%	25.23%	14.52%	—	10.13%

†	The Fund began operations on 05/07/01. Index comparisons began on 04/30/01.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

Japan	26.6%
United Kingdom	17.1%
France	8.3%
Sweden	5.2%
Switzerland	3.6%
Hong Kong	3.6%
Netherlands	3.5%
Italy	3.5%
Other	23.4%
Cash & Equivalents — Net	5.2%

*	% of net assets as of December 31, 2006

Expense Example	Actual Performance	Hypothetical Performance

	Class D	(5% return before expenses) Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,143.00	$1,017.69
Expenses Paid During Period	$8.05	$7.58

Expenses are equal to the expense ratio for the class 1.49% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8  Allianz Funds

Allianz NACM Pacific Rim Fund

Portfolio Insights

•

NACM Pacific Rim Fund seeks to achieve long-term growth of capital by normally investing at least 80% of its net assets in equity securities of companies that are tied economically to countries within the Pacific Rim. Many of the countries in which the Fund invests are emerging market countries.

•

The Fund’s outperformance was due to a combination of stock selection and country allocations, which are a byproduct of the bottom-up investment process applied in the portfolio. Stock selection was strongest in Hong Kong and the financials and information technology sectors. One of the Fund’s best-performing stocks was Foxconn International, a Chinese assembler of cell phone handsets that gained share with existing customers. In terms of country allocations, exposure to emerging Asian countries which were not in the benchmark, including China and India, was beneficial, as robust growth in these economies supported significant equity market gains.

•

While the Fund outperformed the index by a wide margin, there were pockets of relative weakness, such as stock selection in Australia. Woodside Petroleum, an Australian oil and gas company, declined on reduced production expectations for two of its fields.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)

Allianz NACM Pacific Rim Fund Class D	13.57%	19.60%	21.28%	—	15.12%
MSCI Pacific Index Net	8.40%	12.22%	15.52%	—	7.00%
Lipper Pacific Region Fund Average	12.92%	19.85%	18.00%	—	9.29%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

Japan	46.1%
China	12.1%
Australia	9.0%
Hong Kong	6.8%
Indonesia	6.2%
Singapore	5.5%
India	5.0%
South Korea	3.0%
Other	5.1%
Cash & Equivalents — Net	1.2%

*	% of net assets as of December 31, 2006

Expense Example	Actual Performance	Hypothetical Performance

	Class D	(5% return before expenses) Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,135.70	$1,016.23
Expenses Paid During Period	$9.58	$9.05

Expenses are equal to the expense ratio for the class 1.78% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  9

Allianz NFJ International Value Fund

Portfolio Insights

•

NFJ International Value Fund seeks long-term growth of capital and income by normally investing at least 65% of its assets in the common stocks of non-U.S. companies with market capitalizations of more than $1 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups.

•

Non-U.S. equity markets rallied in the second half of 2006, paced by returns from emerging markets. Mid and small cap stocks beat large caps and stocks in Japan and the United Kingdom lagged the international equity market. Australia, Spain and Germany outperformed. In the emerging markets, the outperforming countries were well distributed regionally.

•

In absolute terms, utilities companies delivered the highest returns for the fund. Relative the benchmark, investments in Japan, Brazil, Mexico, and South Korea offered the best performance in national markets. An overweight position in energy detracted from relative returns.

•

In Brazil, materials and energy holdings helped drive returns. Shares of paper manufacturer Votorantim Papel e Celulose rose as the company increased its pulp output. Iron ore producer Cia Vale Rio Doce and integrated gas company Petrobras both benefited relative results.

•

In South Korea, iron and steel maker Posco reported more than doubling its net profit on the year. Energy company and electrical generator Korea Electric Power also contributed positively to relative returns.

•	In the consumer discretionary sector, not holding a position in Japanese automaker Toyota weighed on the fund relative to the benchmarks.

•

The portfolio’s position in oil and gas company Petro-Canada detracted from relative returns. The company’s share price declined during the period as cash flow from current operations dropped with weaker natural gas prices and a six-month shutdown of Petro-Canada’s Terra Nova oil field off the coast of Newfoundland due to equipment failure.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/31/03)

Allianz NFJ International Value Fund Class D	17.45%	30.11%	—	—	33.24%
MSCI All Country World Ex US Index Net	15.46%	26.63%	—	—	27.72%
Lipper International Multi-Cap Value Fund Average	14.78%	26.12%	—	—	26.80%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

United Kingdom	13.3%
Brazil	11.4%
Canada	11.0%
South Korea (Republic of)	11.0%
China	8.6%
Netherlands	7.9%
Mexico	6.4%
Bermuda	4.3%
Other	23.3%
Cash & Equivalents — Net	2.8%

*	% of net assets as of December 31, 2006

Expense Example	Actual Performance	Hypothetical Performance

	Class D	(5% return before expenses) Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,174.50	$1,017.80
Expenses Paid During Period	$8.06	$7.48

Expenses are equal to the expense ratio for the class 1.47% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10  Allianz Funds

Allianz RCM Biotechnology Fund

Portfolio Insights

•	RCM Biotechnology Fund seeks long-term capital appreciation by investing at least 80% of its assets in common stocks of companies in the biotechnology industry.

•

Large cap biotechnology companies performed well in the second half of 2006, and the Fund’s large cap exposure aided performance. Celgene and Myogen outperformed and overweight positions supported fund performance. Positive data presentations for Celgene’s Revlimid in December at the American Society of Hematology (ASH) meeting reassured investors of the growth potential for the Revlimid franchise. Myogen’s lead compound, ambrisentan, for the treatment of pulmonary arterial hypertension (PAH), had completed phase III trials and has since been submitted to the FDA for marketing approval.

•

Adolor and Nuvelo under performed in the second half of 2006. Adolor announced equivocal data for their constipation drug Entereg in 3Q06 leading to a delay in FDA approval in 4Q06. The Fund’s position in Nuvelo underperformed following the failure of Nuvelo’s lead product alfimeprase, a fibrinolytic for breaking down clots. Fortunately, most of the loss was offset with options.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/97)

Allianz RCM Biotechnology Fund Class D	7.82%	–2.03%	–1.74%	—	13.49%
S&P 500 Index	12.75%	15.79%	6.19%	—	5.95%
NASDAQ Biotechnology Index	7.48%	1.01%	–2.56%	—	11.36%
Lipper Health/Biotechnology Fund Average	7.95%	3.97%	3.31%	—	6.46%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The Fund’s portfolio manager considers the NASDAQ Biotechnology Index to be the Fund’s performance benchmarks. Comparisons to the S&P 500 Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

*	Cumulative returns.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Healthcare	97.5%
Consumer Services	0.5%
Cash & Equivalents — Net	2.0%

*	% of net assets as of December 31, 2006

Expense Example	Actual Performance	Hypothetical Performance

	Class D	(5% return before expenses) Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,078.20	$1,017.29
Expenses Paid During Period	$8.22	$7.98

Expenses are equal to the expense ratio for the class 1.57% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  11

Allianz RCM Global Resources Fund

Portfolio Insights

•

RCM Global Resources Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in the equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries.

•

Natural resources stocks declined significantly during the third quarter before rebounding back to previous levels during the fourth quarter. As is typically the case, there was great divergence in stock performance. The Fund’s overweight exposure to energy detracted from relative performance.

•

Relative performance during the period was most significantly hurt by the Fund’s underweight exposure to the integrated oils sector, as investor concerns over the pace of global economic growth combined with declining oil prices spurred investors to an unprecedented flight to safety into this sector. An overall shift within the broader market towards value stocks and away from growth stocks also detracted from the Fund’s relative performance, which has a bias towards growth.

• Metals and mining stocks performed well during the period. Stock selection with in the materials sector was a positive contributor to performance, led by Phelps Dodge, Xstrata, and Teck Cominco.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/30/04)

Allianz RCM Global Resources Fund Class D	–0.82%	16.65%	—	—	30.74%
MSCI World Index Net	13.20%	20.06%	—	—	16.23%
World Energy & Materials Composite	8.15%	21.99%	—	—	26.23%
Lipper Natural Resources Fund Average	0.36%	15.30%	—	—	29.50%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The Fund’s portfolio manager considers the World Energy & Materials Composite to be the Fund’s performance benchmark. Comparisons to the MSCI World Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

*	Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

United States	65.0%
Canada	10.1%
United Kingdom	4.4%
France	4.1%
Austria	3.0%
Brazil	1.6%
Norway	1.6%
Switzerland	1.4%
Other	2.2%
Cash & Equivalents — Net	6.6%

*	% of net assets as of December 31, 2006

Expense Example	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$991.80	$1,017.69
Expenses Paid During Period	$7.48	$7.58

Expenses are equal to the expense ratio for the class, 1.49% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

12  Allianz Funds

Allianz RCM Global Small-Cap Fund

Portfolio Insights

•

RCM Global Small-Cap Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in companies with market capitalizations comparable to those companies included in the MSCI World Small-Cap Index. The Fund will ordinarily invest in companies organized or headquartered in at least three different countries.

•

Global small-cap stocks performed well during the second half of the year, helped by the strong gains posted in the fourth quarter. Regionally, European small-cap stocks were among the top performers while Japanese small-cap stocks disappointed investors. The Fund’s overweight exposure to Europe and underweight to Japan, relative to the MSCI World Small-Cap Index, helped relative returns. An underweight to North America and overweight exposure to Latin America also helped.

•

Strong stock selection in the capital goods, consumer discretionary, and apparel industries supported relative performance. In particular, the Fund benefited from its investment in Switzerland based capital goods company Georg Fischer. Greek toy manufacturer and retailer Jumbo S.A. and U.S. based Crocs, the footwear designer and manufacturer, also helped.

•

Relative performance was hindered by stock selection among energy stocks. Notably, alternative energy holding Evergreen Solar performed poorly during the period. This U.S. company provides solar power products. We sold the holding during the later part of the quarter. While we like the company’s technology, we have become concerned about increasing competitive pressures.

• Japanese based investments in Village Vanguard, Take & Give Needs, and Hoosiers Corp. also hurt Fund performance.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)

Allianz RCM Global Small-Cap Fund Class D	12.52%	20.24%	17.66%	16.04%	16.04%
MSCI World Small-Cap Index Net	10.14%	17.23%	17.45%	9.87%	9.87%
Lipper Global Small/Mid-Cap Growth Fund Average	12.97%	20.55%	13.77%	11.70%	11.70%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

United States	32.2%
Japan	12.1%
Germany	8.3%
Switzerland	5.8%
France	5.4%
United Kingdom	4.8%
South Korea	3.2%
Italy	3.2%
Other	23.2%
Cash & Equivalents — Net	1.8%

*	% of net assets as of December 31, 2006

Expense Example	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,125.20	$1,016.28
Expenses Paid During Period	$9.48	$9.00

Expenses are equal to the expense ratio for the class 1.77% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  13

Allianz RCM Healthcare Fund

Portfolio Insights

• RCM Healthcare Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of companies in the healthcare industry.

•

Large cap stocks in orthopedics and pharmaceuticals generally outperformed the healthcare universe. The Fund’s overweights in Zimmer and Stryker were among the top 10 performers. Fears about reimbursement, pricing, and slowing growth all lifted in the second half of 2006.

•

Pharmaceutical companies Shire, Merck, and Schering-Plough also contributed significantly to performance. All three companies had good financial results throughout the period; Merck and Shire also reported positive pipeline news.

•

Two small-cap medical device IPO’s BioMimetic Therapeutics and Volcano, were among the top performers. BMTI had excellent pipeline news, while VOLC posted strong financial results in the two quarters following its public offering.

•

On the downside, the Fund’s position in Adolor Corp. was a drag on relative performance. During the third quarter, Adolor announced disappointing data on its lead compound Entereg, despite what appeared to be very promising Phase 2 data.

•

Absolute and relative performance was also hurt by the Fund’s position in Nuvelo, a small-cap biotech company with disappointing Phase 3 data on its lead compound. Fortunately, most of the loss was offset with options. Lastly, our position in Kinetic Concepts hurt performance. The company lost a key patent court case, raising concerns about potential competition.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)

Allianz RCM Healthcare Fund Class D	5.60%	0.58%	1.79%	13.12%	13.12%
S&P 500 Index	12.75%	15.79%	6.19%	8.42%	8.42%
S&P 500 Healthcare Index	11.77%	7.53%	1.69%	9.26%	9.26%
MSCI World Index Net	13.20%	20.06%	9.97%	7.64%	7.64%
MSCI World Healthcare Index Net	8.20%	10.46%	4.58%	8.71%	8.71%
Lipper Health/Biotechnology Fund Average	7.95%	3.97%	3.31%	9.96%	9.96%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The Fund’s portfolio manager considers the S&P 500 Healthcare Index to be the Fund’s performance benchmark. Comparisons to the S&P 500 Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

*	Cumulative returns.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Healthcare	98.5%
Cash & Equivalents — Net	1.5%

*	% of net assets as of December 31, 2006

Expense Example	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,056.00	$1,017.29
Expenses Paid During Period	$8.14	$7.98

Expenses are equal to the expense ratio for the class 1.57% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

14  Allianz Funds

Allianz RCM International Growth Equity Fund

Portfolio Insights

•	RCM International Growth Equity Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in equity securities of non-U.S. companies.

•	Investor sentiment toward U.S. and overseas stocks turned positive over the second half of 2006 as evidenced by increase in both the MSCI EAFE Index and the S&P 500 Index.

•

Relative performance was held back over the reporting period by stock selection within the financials sector. In particular, the Fund’s investments in Japanese bank holdings, including Mizuho Financial and Mitsubishi UFJ Financial negatively impacted performance. Japanese economic growth remains very modest as evidenced by a lower than expected rise in machinery orders during the fourth quarter and as personal consumption growth in the world’s second largest economy has slowed more than anticipated.

•

Positive stock selection within the industrials, materials, and healthcare sectors positively impacted performance. Within the materials sector, Xstrata, a top ten holding in the Fund, was one of the top relative outperformers. British-based Xstrata is a diversified mining company which continues to benefit from the industrialization and urbanization of emerging economies.

•

Stock selection within the Consumer Discretionary sector was a drag on the Fund’s relative performance. Specifically, our positions in two online gaming stocks, PartyGaming and Sport-ingbet, held back returns over this time period.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/22/95)

Allianz RCM International Growth Equity Fund Class D	9.39%	19.79%	9.72%	5.35%	7.39%
MSCI EAFE Index Net	14.69%	26.35%	14.98%	7.71%	7.57%
MSCI EAFE Growth Index Net	11.92%	22.31%	12.27%	5.08%	5.17%
Lipper International Large-Cap Growth Fund Average	13.43%	22.68%	10.78%	5.98%	7.04%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The Fund’s portfolio manager considers the MSCI EAFE Growth Index to be the Fund’s performance benchmark. Comparisons to the MSCI EAFE Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

*	Cumulative returns.

Cumulative Returns Through December 31, 2006

Country Allocation*

Japan	23.5%
Switzerland	16.6%
United Kingdom	14.4%
France	11.7%
Germany	9.9%
Sweden	4.2%
Netherlands	4.0%
Italy	2.8%
Other	12.7%
Cash & Equivalents — Net	0.2%

*	% of net assets as of December 31, 2006

Expense Example	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,093.90	$1,018.20
Expenses Paid During Period	$7.34	$7.07

Expenses are equal to the expense ratio for the class 1.39% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  15

Allianz RCM Technology Fund

Portfolio Insights

•

RCM Technology Fund seeks long-term capital appreciation by investing at least 80% of its assets in technology and technology related companies. The Fund will ordinarily invest in companies organized or headquartered in at least three different countries.

•

The six month period consisted of a very weak beginning as most technology stocks reached a bottom in July; investors came back to technology gradually, with the mega-cap technology companies performing particularly well. The Fund was underweight in those large stocks and therefore lagged the Technology Index.

•

In addition to an overall weak environment for technology stocks in early 2006, RCM’s growth style has faced a considerable headwind versus the broader market. Large-cap value stocks (Russell 1000 Value) outperformed growth issues (Russell 1000 Growth) by 4.62% in the second half of 2006.

•

Many of our semiconductor holdings declined as they experienced an inventory correction, and our mid-sized software stocks were hit by investor concerns over legal or competitive issues. We were helped by two takeovers of our companies as well as good performance by our wireless and video game stocks.

•

Our non-U.S. stocks did well, led by Nintendo, Research in Motion, and TenCent. We cut back our energy holdings, with most of our holdings now in the solar area, but that group still detracted from performance.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/27/95)

Allianz RCM Technology Fund Class D	12.64%	4.59%	5.92%	14.76%	15.77%
NASDAQ Composite Index	11.19%	9.51%	4.37%	6.47%	7.85%
Goldman Sachs Technology Index	14.98%	8.98%	1.05%	6.24%	8.69%
Lipper Science & Technology Fund Average	9.99%	7.21%	1.03%	6.80%	7.20%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The Fund’s portfolio manager considers the Goldman Sachs Technology Index to be the Fund’s performance benchmark. Comparisons to the NASDAQ Composite Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

*	Cumulative returns.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	67.6%
Telecommunications	10.8%
Consumer Discretionary	6.1%
Energy	4.0%
Financial Services	2.3%
Capital Goods	2.0%
Other	3.1%
Cash & Equivalents — Net	4.1%

*	% of net assets as of December 31, 2006

Expense Example	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class D	Class D

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,126.40	$1,016.99
Expenses Paid During Period	$8.74	$8.29

Expenses are equal to the expense ratio for the class 1.63% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

16  Allianz Funds

Schedule of Investments
NACM Emerging Markets Opportunities Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—91.8%

Argentina—0.5%
Tenaris S.A. ADR	4,300	$214

Brazil—9.2%
Cosan S.A. Industria e Comercio (a)	10,100	211
Cyrela Brazil Realty S.A.	61,400	586
Gerdau S.A. ADR	17,850	286
Localiza Rent A Car	14,500	436
Lojas Renner S.A.	29,100	418
Natura Cosmeticos S.A.	18,900	264
Petroleo Brasileiro S.A. ADR	6,000	618
Tim Participacoes S.A. ADR	5,600	194
Unibanco - Uniao de Bancos Brasileiros S.A. GDR (a)	6,700	623

		3,636

Cayman Islands—3.5%
Foxconn International Holdings Ltd. (a)	182,100	597
Hutchison Telecommunications International Ltd. (a)	221,000	559
Melco PBL Entertainment Macau Ltd. ADR (a)	10,800	230

		1,386

China—11.5%
AAC Acoustic Technology Holdings, Inc. (a)	510,000	485
Celestial Nutrifoods Ltd. (a)	404,000	395
China Communications Construction Co., Ltd. (a)	846,000	835
China Hongxing Sports Ltd.	480,000	660
China Infrastructure Machinery Holdings Ltd. (a)	246,000	297
China Shenhua Energy Co., Ltd., Class H	146,800	353
Industrial & Commercial Bank of China (a)	1,029,000	642
Nine Dragons Paper Holdings Ltd.	496,900	857

		4,524

Egypt—1.1%
Orascom Construction Industries GDR	2,319	223
Orascom Telecom Holding SAE	3,276	215

		438

Hong Kong—3.2%
Hengan International Group Co., Ltd.	238,000	581
Melco International Development	104,000	247
Shun TAK Holdings Ltd.	288,000	439

		1,267

India—4.1%
ITC Ltd. GDR (b)	88,400	349
Reliance Capital Ltd. GDR (b)	541	8
Reliance Industries Ltd.GDR (b)	9,757	561
Satyam Computer Services Ltd. ADR	29,200	701

		1,619

	Shares	Value (000s)

Indonesia—5.9%
PT Bakri Brothers (a)	18,986,000	$332
PT Bank Niaga Tbk.	4,553,500	468
PT Ciputra Surya Tbk.	2,613,000	285
PT Kawasan Industri Jababeka Tbk.	12,676,500	219
PT Perusahaan Gas Negara	211,500	274
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.	504,000	372
PT United Tractors Tbk.	534,000	390

		2,340

Israel—0.8%
Nice Systems Ltd. ADR (a)	10,800	332

Luxembourg—1.6%
Evraz Group S.A. GDR	24,257	621

Malaysia—3.0%
Bumiputra Commerce Asset-Holding Bhd.	272,800	598
IOI Corp.	74,200	387
Maxis Communications Bhd	64,800	187

		1,172

Mexico—6.7%
America Movil S.A. de C.V. ADR	16,360	740
Consorcio ARA, S.A. de C.V.	79,700	542
Corp GEO S.A. de C.V. (a)	74,700	374
Fomento Economico Mexicano S.A. de C.V. ADR	1,800	209
Grupo Famsa S.A. (a)	111,800	502
Industrias Penoles S.A. de C.V.	29,600	271

		2,638

Peru—1.5%
Credicorp Ltd.	14,300	585

Philippines—3.2%
Banco de Oro Universal Bank	318,700	299
Bank of the Philippine Islands	319,500	413
Megaworld Corp.	4,296,000	211
Robinsons Land Corp.	1,005,100	332

		1,255

Poland—1.3%
Globe Trade Centre S.A. (a)	36,768	508

Russia—6.0%
LUKOIL ADR	8,500	743
OAO Gazprom ADR	20,724	951
Unified Energy System GDR	6,000	658

		2,352

Singapore—0.9%
Midas Holdings Ltd.	426,000	360

South Africa—8.0%
Ellerine Holdings Ltd.	29,579	327
Impala Platinum Holdings Ltd.	16,257	425
Imperial Holdings Ltd. (a)	8,914	208
Kumba Iron Ore Ltd. (a)	21,370	339
Kumba Resources Ltd.	21,370	170
Naspers Ltd.	15,072	357
Pretoria Portland Cement Co., Ltd	5,344	295
Sasol Ltd.	14,046	517
Wilson Bayly Holmes-Ovcon Ltd.	51,875	540

		3,178

	Shares	Value (000s)

South Korea—10.3%
Cheil Industries, Inc. (a)	4,910	$207
Daishin Securities Co., Ltd.	7,710	193
Hynix Semi-conductor, Inc. (a)	14,780	576
Hyundai Engineering &Construction Co., Ltd. (a)	11,010	672
Industrial Bank of Korea (a)	19,880	365
Korea Investment Holdings Co., Ltd.	12,030	596
Korea Zinc Co., Ltd.	2,260	240
NHN Corp. (a)	1,722	209
Shinhan Financial Group Co., Ltd. (a)	7,540	385
STX Pan Ocean Co., Ltd. (a)	955,000	641

		4,084

Taiwan—7.1%
Advanced Semi-conductor Engineering, Inc. (a)	305,943	343
ASE Test Ltd. (a)	42,000	424
Asustek Computer, Inc.	175,000	478
Catcher Technology Co., Ltd.	41,263	402
Cathay Financial Holding Co., Ltd.	163,203	370
Far Eastern Textile Co., Ltd.	308,600	269
Siliconware Precision Industries Co., Ltd.	319,306	499

		2,785

United States—2.4%
NII Holdings, Inc., Class B (a)	8,500	548
Southern Copper Corp.	7,100	382

		930

Total Common Stock (cost—$22,235)		36,224

PREFERRED STOCK—3.8%

Brazil—3.8%
All America Latina Logistica S.A., UNIT	124,400	1,291
Lojas Americanas S.A.	3,700,000	207

Total Preferred Stock (cost—$691)		1,498

RIGHTS (a)—0.0%

Philippines—0.0%
Megaworld Corp. (cost—$0)	1,718,400	20

WARRANTS (a)—3.6%

	Units

India—2.2%
Associated Cement Co., Ltd., Expires 7/12/11	16,782	412
Reliance Communications Ltd., Expires 1/25/11	43,833	467

		879

Peru—1.4%
Sterlite Industries, Expires 9/18/07	44,542	547

Total Warrants (cost—$985)		1,426

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  17

Schedule of Investments (cont.)
NACM Emerging Markets Opportunities Fund
December 31, 2006 (unaudited)

	Principal Amount (000s	)	Value (000s)

Repurchase Agreement—0.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due1/2/07, proceeds $38; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $40 including accrued interest (cost—$38)	$38		$38

Total Investments (cost—$23,949) (c)—99.3%			39,206

Other assets less liabilities—0.7%			264

Net Assets—100.0%			$39,470

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(c) Securities with an aggregate value of $22,128, which represents 56.06% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

UNIT — More than one class of securities traded together.

18  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
NACM Global Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—95.0%

Bermuda—0.9%
Orient-Express Hotels Ltd.	8,000	$379

France—8.9%
Alcatel S.A. ADR	34,500	491
Alten (a)	13,091	487
AXA S.A.	15,782	636
Pinault-Printemps-Redoute S.A.	3,216	480
SOITEC (a)	10,651	376
Total S.A.	10,758	774
Veolia Environnement	8,106	618

		3,862

Germany—2.4%
Henkel KGaA	4,076	527
Siemens AG	5,244	515

		1,042

Greece—1.2%
OPAP S.A.	13,730	530

Hong Kong—7.3%
AAC Acoustic Technology Holdings, Inc. (a)	346,000	329
Cheung Kong Ltd.	49,000	602
Hutchison Telecommunications
International Ltd. (a)	196,000	496
Hutchison Whampoa Ltd.	46,000	466
Jardine Matheson Holdings Ltd.	20,400	435
Melco International Development	194,000	461
New World Development Ltd.	190,000	381

		3,170

Indonesia—1.2%
PT Indosat Tbk.	665,000	505

Ireland—2.3%
CRH PLC	13,362	556
Icon PLC ADR (a)	12,100	456

		1,012

Italy—2.3%
Luxottica Group SpA	13,661	419
Unicredito Italiano SpA	65,950	576

		995

Japan—10.0%
Aichi Corp.	41,600	404
Asics Corp.	35,000	439
Chugai Pharmaceutical Co., Ltd.	25,200	519
Japan Tobacco, Inc.	115	556
Mitsubishi Tokyo Financial Group, Inc.	41	509
NGK Spark Plug Co., Ltd.	16,000	301
Nisshinbo Industries, Inc.	25,000	259
Nitori Co., Ltd.	6,750	292
Sumco Corp.	6,300	532
Sumitomo Mitsui Financial Group, Inc.	52	532

		4,343

	Shares	Value (000s)

Netherlands—3.6%
Koninklijke Ahold NV (a)	40,808	$433
Koninklijke (Royal) Philips Electronics NV	13,873	522
Royal Numico NV	11,593	622

		1,577

South Korea—1.5%
Samsung Electronics Co., Ltd.	1,008	661

Spain—1.4%
Tecnicas Reunidas S.A. (a)	15,337	588

Sweden—0.9%
Assa Abloy AB	18,400	399

Switzerland—8.0%
Adecco S.A.	5,306	362
Nestle S.A.	1,407	499
Panalpina Welttransport Holding AG	4,105	559
Roche Holdings AG	4,280	766
Sika AG (a)	250	387
UBS AG	11,595	702
Ypsomed Holding AG (a)	2,227	204

		3,479

Taiwan—1.0%
United Microelectronics Corp. ADR	130,200	454

United Kingdom—5.6%
ARM Holdings PLC	247,075	606
IG Group Holdings PLC	90,893	517
International Power PLC	86,735	646
Standard Chartered PLC	23,305	679

		2,448

United States—36.5%
3M Co.	7,500	584
Affiliated Managers Group, Inc. (a)	4,500	473
American International Group, Inc.	10,300	738
Ansys, Inc. (a)	7,800	339
Bank of America Corp.	12,900	689
Capital One Financial Corp.	6,200	476
Celgene Corp. (a)	7,800	449
Celgene Corp. (a)	7,800	449
Cerner Corp. (a)	9,400	428
ConocoPhillips	7,900	568
Corning, Inc. (a)	29,500	552
DaVita, Inc. (a)	6,000	341
Federated Department Stores, Inc.	10,400	397
Genzyme Corp. (a)	4,800	296
Harman International Industries, Inc.	5,800	579
Humana, Inc. (a)	5,300	293
ITT Industries, Inc.	8,400	477
JP Morgan Chase & Co.	10,700	517
Lexmark International, Inc. (a)	8,700	637
Martin Marietta Materials, Inc.	5,000	520
Morgan Stanley	6,700	546
Occidental Petroleum Corp.	12,100	591
Oracle Corp. (a)	31,300	537
Praxair, Inc.	10,100	599
QUALCOMM, Inc.	11,400	431

	Shares	Value (000s)

Quiksilver, Inc. (a)	19,700	$310
Raytheon Co.	7,500	396
Tim Hortons, Inc.	16,600	481
UnitedHealth Group, Inc.	9,900	532
Valero Energy Corp.	7,300	373
Warnaco Group, Inc. (a)	19,300	490
Wyeth	12,100	616
XTO Energy, Inc.	13,500	635

		15,890

Total Common Stock (cost—$37,106)		41,334

WARRANTS (a)—1.1%

	Units

United States—1.1%
Credit Suisse First Boston-Hon Hai Precision Industry Co., Ltd., Expires 11/5/07 (cost—$372)	66,881	476

	Principal Amount (000s)

Repurchase Agreement—3.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $1,416; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $1,446 including accrued interest (cost—$1,415)	$1,415	1,415

Total Investments (cost—$38,893) (b)—99.3%		43,225

Other assets less liabilities—0.7%		274

Net Assets—100.0%		$43,499

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) Securities with an aggregate value of $23,665, which represents 54.38% of net assets, have been fair valued utilizing modeling tools provided by a third- party vendor.

Glossary:

ADR — American Depositary Receipt

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  19

Schedule of Investments
NACM International Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—94.8%

Australia—2.0%
Australia & New Zealand Banking Group Ltd. (b)	238,600	$5,296
BHP Billiton Ltd. (b)	79,400	1,579
Minara Resources Ltd.	322,600	1,486
Oxiana Ltd. (b)	1,419,300	3,531

		11,892

Austria—0.7%
Immoeast AG (a)	297,400	4,176

Belgium—3.0%
Fortis NV, Class B, UNIT	254,000	10,812
InBev NV	100,600	6,619

		17,431

Bermuda—0.5%
Esprit Holdings Ltd.	280,000	3,126

Cayman Islands-—0.8%
Foxconn International Holdings Ltd. (a)	1,482,000	4,862

Denmark—0.9%
Codan A/S	21,900	2,124
Danske Bank A/S	75,300	3,337

		5,461

Finland—2.4%
Outokumpu Oyj	358,800	13,987

France—8.3%
Bacou Dalloz	7,700	1,030
BNP Paribas	65,650	7,142
Capgemini S.A.	20,500	1,283
Credit Agricole S.A.	88,800	3,722
Groupe Steria SCA	13,800	826
Lafarge S.A.	26,400	3,924
Neopost S.A.	9,100	1,142
Renault S.A.	80,800	9,675
Sanofi-Aventis	25,600	2,360
Societe Generale	36,811	6,227
Total S.A.	87,197	6,275
Vallourec S.A.	14,400	4,161
Vivendi Universal S.A.	19,700	768

		48,535

Germany—3.0%
Deutsche Bank AG	105,900	14,069
Deutz AG (a)	118,700	1,566
ThyssenKrupp AG (b)	33,700	1,580

		17,215

Greece—0.7%
Hellenic Telecommunications Organization S.A. (a)	141,100	4,221

Hong Kong—3.6%
China Mobile Ltd.	1,407,000	12,155
Hong Kong Aircraft Engineering	81,000	1,103
Hong Kong Exchange & Clearing Ltd.	462,000	5,064
Yue Yuen Industrial Holdings Ltd.	768,000	2,427

		20,749

	Shares	Value (000s)

Ireland—2.8%
Bank of Ireland	171,000	$3,937
C&C Group PLC	685,200	12,157

		16,094

Italy—3.5%
Banca Popolare di Verona e Novara S.c.r.l. (b)	72,200	2,069
Banche Popolari Unite S.c.r.l.	344,400	9,446
Eni SpA	87,000	2,926
Saipem SpA	76,000	1,972
Telecom Italia SpA	1,290,400	3,888

		20,301

Japan—26.6%
Brother Industries Ltd.	635,000	8,589
Canon, Inc.	221,500	12,470
Denso Corp.	38,400	1,523
FUJIFILM Holdings Corp.	227,000	9,350
Hitachi High Technologies Corp.	165,900	4,921
Honda Motor Co., Ltd.	129,900	5,127
Isuzu Motors Ltd.	212,000	991
Itochu Corp.	910,000	7,459
JFE Holdings, Inc.	41,200	2,118
Kobe Steel Ltd.	498,000	1,704
Konica Minolta Holdings, Inc. (a)	394,000	5,560
Marubeni Corp.	1,296,000	6,566
Mazda Motor Corp.	303,000	2,065
Mitsubishi Corp.	46,400	872
Mitsui & Co., Ltd. (b)	408,000	6,113
Mitsui Chemicals, Inc.	876,000	6,735
Mitsui Trust Holdings, Inc.	63,000	720
Mizuho Financial Group, Inc.	155	1,106
Nintendo Co., Ltd.	42,500	11,003
Nippon Electric Glass Co., Ltd.	108,000	2,265
Nippon Mining Holdings, Inc.	130,000	934
Nippon Suisan Kaisha Ltd.	446,000	2,620
Nippon Yusen KK	1,462,000	10,691
Nipro Corp.	56,000	1,024
Pacific Metals Co., Ltd.	216,000	2,113
Ricoh Co., Ltd.	98,000	1,996
Star Micronics Co., Ltd.	69,000	1,379
Sumco Corp.	37,000	3,127
Sumitomo Corp.	243,000	3,638
Sumitomo Metal Industries Ltd.	1,311,000	5,692
Suzuki Motor Corp. (b)	150,400	4,239
Toyota Motor Corp.	289,900	19,402
Yamaha Motor Co., Ltd.	41,000	1,289

		155,401

Netherlands—3.5%
Heineken NV	118,900	5,649
ING Groep NV	60,300	2,665
Koninklijke (Royal) KPN NV	182,700	2,593
Royal Dutch Shell PLC, Class B	108,600	3,797
USG People NV (b)	129,500	5,640

		20,344

Norway—3.4%
DnB NOR ASA	542,200	7,672
Ementor ASA (a)	242,000	1,356
Orkla ASA	191,500	10,799

		19,827

	Shares	Value (000s)

Singapore—0.3%
SembCorp Marine Ltd. (b)	904,000	$2,002

Spain—2.9%
Acerinox S.A. (b)	136,600	4,148
ACS Actividades Construcciones y Servicios S.A.	86,600	4,870
Inditex S.A.	82,100	4,416
Telefonica S.A.	154,628	3,283

		16,717

Sweden—5.2%
Nordea Bank AB	218,000	3,351
Sandvik AB	417,100	6,041
Skandinaviska Enskilda Banken AB, Class B	242,400	7,681
Swedbank AB	216,800	7,855
Swedish Match AB	150,500	2,810
TeliaSonera AB	345,500	2,828

		30,566

Switzerland—3.6%
Novartis AG	91,100	5,233
Roche Holdings AG	50,410	9,019
Swiss Reinsurance	57,500	4,873
Zurich Financial Services AG	8,142	2,185

		21,310

United Kingdom—17.1%
AstraZeneca PLC	134,519	7,209
Aviva PLC	43,940	705
Barclays PLC	710,405	10,143
Barratt Developments PLC	65,600	1,581
BHP Billiton PLC	232,500	4,258
British American Tobacco PLC	177,900	4,982
BT Group PLC	907,900	5,364
Firstgroup PLC	127,500	1,430
GlaxoSmithKline PLC	386,826	10,182
HBOS PLC	143,488	3,172
Kazakhmys PLC	149,400	3,224
Man Group PLC	532,300	5,433
Marks & Spencer Group PLC	452,700	6,344
Reckitt Benckiser PLC	40,400	1,843
Royal Bank of Scotland
Group PLC	122,900	4,783
Royal Dutch Shell PLC, Class A	152,200	5,307
Scottish & Newcastle PLC	651,000	7,118
Scottish Power PLC	420,200	6,145
Tate & Lyle PLC	202,900	3,048
Wimpey George PLC	170,400	1,855
WM Morrison Supermarkets PLC	1,220,700	6,076

		100,202

Total Common Stock (cost—$480,629)		554,419

20  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
NACM International Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—8.9%

Collateral Invested for Securities on Loan (c)(d)-4.8%
Allianz Dresdner Daily Asset Fund	28,216,936	$28,217

	Principal Amount (000s)

Repurchase Agreement—4.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $24,166; collateralized by Federal Home Loan Bank, 4.125%, due 2/15/08, valued at $24,636 including accrued interest (cost—$24,153)	$24,153	24,153

Total Short Term Investments (cost—$52,370)		52,370

Total Investments (cost—$532,999) (e)—103.7%		606,789

Liabilities in excess of other assets—(3.7)%		(21,691)

Net Assets—100.0%		$585,098

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $27,333; cash collateral of $28,217 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from the securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $541,949, which represents 92.63% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

UNIT — More than one class of securities traded together.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  21

Schedule of Investments
NACM Pacific Rim Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.8%

Australia—9.0%
AMP Bank Ltd. (b)	807,847	$6,418
BHP Billiton Ltd. (b)	163,925	3,260
Commonwealth Bank of Australia (b)	95,035	3,701
CSL Ltd. (b)	80,350	4,136
Macquarie Bank Ltd. (b)	61,659	3,833
Rio Tinto Ltd. (b)	25,438	1,481
Westpac Capital Corp. (b)	155,944	2,975
Woodside Petroleum Ltd. (b)	45,402	1,360

		27,164

China—12.1%
AAC Acoustic Technology Holdings, Inc. (a)	4,074,000	3,875
Celestial Nutrifoods Ltd. (a)(b)	3,087,000	3,017
China Communications Construction Co., Ltd. (a)	3,237,000	3,196
China Hongxing Sports Ltd. (b)	3,670,000	5,048
China Infrastructure Machinery Holdings Ltd. (a)	1,878,000	2,270
China Shenhua Energy Co., Ltd., Class H Holdings Ltd. (a)	1,389,000	4,557
Industrial & Commercial Bank of China (a)	8,220,000	5,126
Nine Dragons Paper Holdings Ltd.	3,803,100	6,554

		36,446

Hong Kong—6.8%
Hengan International Group Co., Ltd.	1,874,000	4,572
Hutchison Telecommunications International Ltd. (a)	1,771,000	4,481
Melco International Development	797,000	1,893
Shangri-La Asia Ltd.	2,297,150	5,983
Shun TAK Holdings Ltd.	2,218,000	3,383

		20,312

India—5.0%
ACC Ltd.	128,094	3,146
Reliance Communications Ltd. (a)	301,369	3,207
Satyam Computer Services Ltd. ADR (b)	184,100	4,420
Sterlite Industries India Ltd.	346,815	4,252

		15,025

Indonesia—6.2%
PT Bakri Brothers (a)	154,958,500	2,712
PT Bank Niaga Tbk.	35,958,500	3,699
PT Ciputra Surya Tbk.	21,018,000	2,289
PT Kawasan Industri Jababeka Tbk.	104,078,500	1,796
PT Perusahaan Gas Negara	1,701,500	2,206
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.	4,044,500	2,986
PT United Tractors Tbk.	4,081,500	2,977

		18,665

	Shares	Value (000s)

Japan—46.1%
Amada Co., Ltd.	382,000	$4,044
Denso Corp.	115,000	4,560
Haseko Corp. (a)(b)	1,711,000	6,106
Hitachi Construction Machinery Co., Ltd.	89,300	2,398
Ibiden Co., Ltd.	78,800	3,963
Japan Steel Works Ltd. (b)	738,000	5,764
Kawasaki Heavy Industries Ltd. (b)	599,000	2,244
Kirin Brewery Co., Ltd.	237,000	3,724
KK DaVinci Advisors (a)(b)	5,507	5,458
Komatsu Electronic Metals Co., Ltd.	84,200	4,372
Marubeni Corp.	417,000	2,113
Mitsubishi Heavy Industries Ltd.	562,000	2,550
Mitsubishi Tokyo Financial Group, Inc.	355	4,404
Mitsui & Co., Ltd. (b)	154,000	2,308
Mitsui Fudosan Co., Ltd.	65,000	1,584
Mizuho Financial Group, Inc.	814	5,806
Murata Manufacturing Co., Ltd.	19,300	1,302
Nikon Corp. (b)	100,000	2,192
Nintendo Co., Ltd.	20,100	5,204
Nishi-Nippon City Bank Ltd.	665,000	2,869
Nissan Motor Co., Ltd.	114,200	1,378
Nomura Holdings, Inc.	185,800	3,505
Nomura Research Institute Ltd.	28,700	4,158
Orix Corp. (b)	14,390	4,173
Osaka Securities Exchange Co., L Financial Group, Inc.	211	2,160
Suzuki Motor Corp.	103,000	2,903
T&D Holdings, Inc.	43,500	2,872
Taiheiyo Cement Corp.	795,000	3,113
Takeda Pharmaceutical Co., Ltd.	57,200	3,920
Takeuchi Manufacturing Co., Ltd.	33,600	1,563
THK Co., Ltd.	145,500	3,745
Toho Tenax Co., Ltd. (a)(b)	465,000	3,113
Tokuyama Corp. (b)	254,000	3,851
Tokyu Land Corp. (b)	587,000	5,520
Tokyu Livable, Inc. (b)	33,100	2,415
Toshiba Corp. (b)	198,000	1,287
Toyota Boshoku Corp.	136,000	2,938
Toyota Motor Corp.	147,800	9,892

		138,870

Malaysi—2.6%
Bumuputra Commerce Holding Bhd.	2,162,300	4,737
IOI Corp.	598,000	3,118

		7,855

Philippines—2.5%
Bank of the Philippine Islands	2,672,400	3,455
Megaworld Corp.	34,368,000	1,688
Robinsons Land Corp.	7,142,800	2,361

		7,504

Singapore—5.5%
ASE Test Ltd. (a)(b)	169,700	1,712
DBS Group Holdings Ltd.	309,000	4,536
Midas Holdings Ltd.	3,137,000	2,649
Singapore Exchange Ltd.	1,506,000	5,560
UOL Group Ltd.	772,000	2,177

		16,634

	Shares	Value (000s)

South Korea—3.0%
Hyundai Engineering & Construction Co., Ltd. (a)	36,200	$2,209
Korea Zinc Co., Ltd.	17,040	1,806
STX Pan Ocean Co., Ltd. (a)	7,492,000	5,025

		9,040

Total Common Stock (cost—$250,959)		297,515

RIGHTS (a)—0.0%

Philippines—0.0%
Megaworld Corp. (cost—$0)	13,747,200	165

SHORT-TERM INVESTMENTS—19.9%

Collateral Invested for Securities on Loan (c)(d)—19.0%
Allianz Dresdner Daily Asset Fund	57,213,718	57,214

	Principal Amount (000s)

Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $2,618; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $2,673 including accrued interest (cost—$2,617)	$2,617	2,617

Total Short Term Investments (cost—$59,831)		59,831

Total Investments (cost—$310,790) (e)—118.7%		357,511

Liabilities in excess of other assets—(18.7)%		(56,251)

Net Assets—100.0%		$301,260

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $54,271; cash collateral of $57,214 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from the securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $277,286, which represents 91.89% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

22  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
NFJ International Value Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—97.2%

Australia—2.0%
Amcor Ltd. ADR (b)	185,000	$4,218

Belgium—2.1%
Etablissements Delhaize Feres ET CIE ADR (b)	55,000	4,580

Bermuda—4.3%
Frontline Ltd. (b)	160,000	5,096
RenaissanceRe Holdings Ltd.	67,000	4,020

		9,116

Brazil—11.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	138,000	4,673
Companhia Vale do Rio Doce ADR (b)	134,000	3,985
Empresa Brasileira de Aeronautica S.A. ADR (b)	49,500	2,051
Petroleo Brasileiro S.A. ADR	70,000	7,209
Votorantim Celulose e Papel S.A. ADR (a)(b)	330,000	6,471

		24,389

Canada—11.0%
Agrium, Inc. (b)	74,000	2,330
Canadian Pacific Railway Ltd.	100,000	5,276
Magna International, Inc., Class A (b)	54,000	4,350
Methanex Corp. (b)	84,000	2,299
Petro-Canada	130,000	5,335
TransCanada Corp. (b)	114,500	4,002

		23,592

Cayman Islands—1.1%
Seagate Technology, Inc.	86,000	2,279

China—8.6%
Aluminum Corp. of China Ltd. ADR (b)	300,000	7,050

Sinopec Shanghai Petrochemical Co., Ltd. ADR	140,000	6,934
Yanzhou Coal Mining Co., Ltd. ADR (b)	110,000	4,460

		18,444

France—2.1%
AXA S.A. ADR (b)	110,000	4,436

Japan—3.7%
Canon, Inc. ADR	75,000	4,244
Nissan Motor Co., Ltd. ADR (b)	155,400	3,772

		8,016

Marshall Islands—1.1%
Teekay Shipping Corp.	55,300	2,412

Mexico—6.4%
Cemex S.A. de C.V. ADR (a)(b)	183,500	6,217
Coca-Cola Femsa, S.A. de C.V. ADR	110,000	4,180
Telefonos de Mexico S.A. de C.V. ADR	118,000	3,335

		13,732

Netherlands—7.9%
ABN AMRO Holding NV ADR	255,000	8,173
ING Groep NV ADR	200,000	8,834

		17,007

	Shares	Value (000s)

Norway—2.7%
Norsk Hydro ASA ADR	189,200	$5,803

Peru—1.1%
Compania de Minas Buenaventura S.A.u. ADR	86,000	2,413

South Africa—2.0%
Sasol Ltd. ADR	112,900	4,166

South Korea (Republic of)—11.0%
Korea Electric Power Corp. ADR (a)(b)	300,000	6,813
KT Corp. ADR (a)(b)	250,000	6,337
POSCO ADR (b)	80,000	6,614
SK Telecom Co., Ltd. ADR (b)	142,000	3,760

		23,524

Sweden—2.1%
Volvo AB ADR	66,000	4,542

Taiwan—3.3%
AU Optronics Corp. ADR (b)	300,000	4,143
Siliconware Precision Industries Co. ADR (b)	375,000	2,947

		7,090

United Kingdom—13.3%
British American Tobacco PLC ADR (b)	70,000	3,966
Diageo PLC ADR	30,800	2,443
GlaxoSmithKline PLC ADR	85,000	4,485
HSBC Holdings PLC ADR (b)	50,000	4,583
Imperial Chemical Industries PLC ADR	73,000	2,586
Unilever PLC ADR	155,000	4,312
United Utilities PLC ADR (b)	200,000	6,144

		28,519

Total Common Stock (cost—$181,917)		208,278

SHORT-TERM INVESTMENTS—42.5%

Collateral Invested for Securities on Loan (c)(d)—33.4%
Allianz Dresdner Daily Asset Fund	71,610,563	71,611

	Principal Amount (000s)

Repurchase Agreement—9.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $19,548; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $19,933 including accrued interest (cost—$19,537)	$19,537	19,537

Total Short Term Investments (cost—$91,148)		91,148

Total Investments (cost—$273,065)—139.7%		299,426

Liabilities in excess of other assets—(39.7)%		(85,024)

Net Assets—100.0%		$214,402

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $69,600; cash collateral of $71,611 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  23

Schedule of Investments
RCM Biotechnology Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.0%

Consumer Services—0.5%
Affymax, Inc. (a)	22,090	$752

Healthcare—97.5%
Adolor Corp. (a)	66,350	499
Affymetrix, Inc. (a)	13,520	312
Alexion Pharmaceuticals, Inc. (a)(b)	69,040	2,788
Amgen, Inc. (a)	194,640	13,296
Amylin Pharmaceuticals, Inc. (a)(b)	37,700	1,360
Applera Corp.—Celera Genomics Group (a)	88,750	1,242
Biogen Idec, Inc. (a)	165,300	8,131
BioMarin Pharmaceutical, Inc. (a)	73,300	1,201
BioMimetic Therapeutics, Inc. (a)(b)	63,600	839
Bristol-Myers Squibb Co. (b)	71,300	1,877
Cardiome Pharma Corp. (a)	62,770	700
Celgene Corp. (a)(b)	233,000	13,404
Cephalon, Inc. (a)(b)	24,400	1,718
Charles River Laboratories International, Inc. (a)	41,670	1,802
CV Therapeutics, Inc. (a)(b)	114,100	1,593
Encysive Pharmaceuticals, Inc. (a)(b)	56,600	238
Endo Pharmaceuticals Holdings, Inc. (a)	33,810	932
Genentech, Inc. (a)	153,600	12,462
Genzyme Corp. (a)	145,100	8,935
Gilead Sciences, Inc. (a)	182,800	11,869
Human Genome Sciences, Inc. (a)(b)	325,800	4,053
ICOS Corp. (a)(b)	98,170	3,317
Illumina, Inc. (a)	60,880	2,393
Medarex, Inc. (a)(b)	150,000	2,218
Medicines Co. (a)(b)	116,800	3,705
Medimmune, Inc. (a)(b)	360,100	11,656
MGI Pharma, Inc. (a)	100,750	1,855
Onyx Pharmaceuticals, Inc. (a)(b)	73,590	779
Panacos Pharmaceuticals, Inc. (a)(b)	345,600	1,386
PDL BioPharma, Inc. (a)(b)	178,900	3,603
Progenics Pharmaceuticals, Inc. (a)(b)	77,150	1,986
Sepracor, Inc. (a)(b)	61,620	3,795
Shire Pharmaceuticals Group PLC ADR	43,100	2,662
SuperGen, Inc. (a)(b)	179,600	912
Teva Pharmaceutical Industries Ltd. ADR	28,450	884
Theravance, Inc. (a)	143,400	4,430
United Therapeutics Corp. (a)(b)	107,700	5,856
Vertex Pharmaceuticals, Inc. (a)	101,550	3,800
Zymogenetics, Inc. (a)(b)	158,000	2,460

		146,948

Total Common Stock (cost—$129,636)		147,700

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—37.3%

Collateral Invested for Securities on Loan (d)—34.1%
Allianz Dresdner Daily Asset Fund (e)	45,345,877	$45,346

	Principal Amount (000s)

Bayerische Landesbank, 5.40% due 1/25/07, FRN	$1,000	1,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	2,000	2,000
Morgan Stanley, 5.372% due 4/5/07	3,000	3,000

		51,346

Repurchase Agreement—3.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $4,882; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $4,979 including accrued interest (cost—$4,879)	4,879	4,879

Total Short-Term Investments (cost—$56,225)		56,225

OPTIONS PURCHASED (a)—0.1%

	Contracts

Call Options—0.1%
Atherogenics, Inc. (CBOE), strike price $12.50, expires 4/21/07	360	162
Medicines Co. (CBOE), strike price $30, expires 4/21/07	100	38

Total Options Purchased (cost—$310)		200

Total Investments (cost—$186,171)—135.4%		204,125

Liabilities in excess of other assets—(35.4)%		(53,389)

Net Assets—100.0%		$150,736

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $49,500; cash collateral of $51,336 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

24  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
RCM Global Resources Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—93.4%

Australia—3.0%
BHP Billiton Ltd.	11,700	$233
Rio Tinto Ltd.	2,014	117

		350

Brazil—1.6%
Companhia Vale do Rio Doce ADR	6,100	181

Canada—10.1%
Canadian Natural Resources Ltd.	9,200	490
Suncor Energy, Inc.	6,070	478
Teck Cominco Ltd.	2,800	211

		1,179

Denmark—1.1%
Vestas Wind Systems A/S (a)	3,200	135

France—4.1%
Companie Generale de Geophysique S.A. (a)	1,060	229
EDF Energies Nouvelles S.A.	4,700	249

		478

Luxembourg—1.1%
Tenaris S.A. ADR	2,510	125

Norway—1.6%
Prosafe ASA	13,200	187

Switzerland—1.4%
Syngenta AG (a)	910	169

United Kingdom—4.4%
Rio Tinto PLC	2,400	127
Vedanta Resources PLC	6,800	162
Xstrata PLC	4,550	227

		516

United States—65.0%
Air Products & Chemicals, Inc.	2,400	169
Arch Coal, Inc.	5,200	156
Arena Resources, Inc. (a)	5,300	226
Baker Hughes, Inc.	4,200	314
Burlington Northern Santa Fe Corp.	1,750	129
Devon Energy Corp.	2,600	174
Ecolab, Inc.	2,600	118
ENSCO International, Inc.	4,600	230
EOG Resources, Inc.	1,750	109
Exxon Mobil Corp.	5,900	452
First Solar, Inc. (a)	2,170	65
Freeport-McMoran Copper & Gold, Inc., Class B	970	54
Goodrich Petroleum Corp. (a)	3,700	134
Grant Prideco, Inc. (a)	2,500	99
Monsanto Co.	3,900	205
National-Oilwell Varco, Inc. (a)	5,370	328
Newfield Exploration Co. (a)	2,180	100
Noble Corp.	4,500	343
Noble Energy, Inc.	2,500	123
Occidental Petroleum Corp.	5,700	278
Ormat Technologies, Inc.	2,600	96
Peabody Energy Corp.	3,900	158
Phelps Dodge Corp.	460	55
Rowan Cos., Inc.	5,000	166

	Shares	Value (000s)

Schlumberger Ltd.	6,580	$416
Smith International, Inc.	6,800	279
Southwestern Energy Co. (a)	8,320	292
Sunpower Corp. (a)	2,300	85
Tetra Technologies, Inc. (a)	13,600	348
Transocean, Inc. (a)	4,400	356
Ultra Petroleum Corp. (a)	3,730	178
Valero Energy Corp.	5,900	302
Weatherford International Ltd. (a)	9,000	376
Xcel Energy, Inc.	14,600	337
XTO Energy, Inc.	6,920	325

		7,575

Total Common Stock (cost—$9,709)		10,895

	Principal Amount (000s)

Repurchase Agreement—6.9%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $809; collateralized by Federal Home Loan Bank, 4.125%, 4/18/08, valued at $826 including accrued interest (cost—$809)	$809	809

Total Investments (cost—$10,518) (b)—100.3%		11,704

Liabilities in excess of other assets—(0.3)%		(43)

Net Assets—100.0%		$11,661

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) Securities with an aggregate value of $1,585, which represents 13.59% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  25

Schedule of Investments
 RCM Global Small-Cap Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.2%

Austria—0.9%
Wiener Staedtische Allgemeine Versicherung AG	29,404	$2,064

Bermuda—1.9%
Central European Media Enterprises Ltd., Class A (a)	23,690	1,658
Fibrechem Tech Ltd.	1,155,000	1,402
Orient-Express Hotels Ltd.	27,000	1,278

		4,338

British Virgin Islands—0.3%
UTI Worldwide, Inc.	25,500	762

Canada—0.2%
WestJet Airlines Ltd. (a)	44,000	565

Denmark—0.6%
SimCorp A/S	6,000	1,471

Estonia—1.8%
Baltika AS	100,000	2,933
Tallink Group Ltd. (a)	192,000	1,295

		4,228

Finland—1.8%
FIM Group Oyj (a)	245,000	1,968
Yit Corp.	79,000	2,178

		4,146

France—5.4%
April Group	38,600	1,858
Boursorama (a)	115,000	1,561
Companie Generale de Geophysique S.A. (a)(b)	12,920	2,789
Kaufman & Broad S.A.	23,000	1,437
Neopost S.A.	14,600	1,832
SR Teleperformance	74,933	2,905

		12,382

Germany—8.3%
Carl Zeiss Meditec AG	48,000	1,001
Cenit AG Systemhaus	90,000	1,617
Deutsche Wohnen AG	15,000	961
Ersol Solar Energy AG (a)	23,000	1,393
Hugo Boss AG	55,000	2,970
Leoni AG	52,200	2,126
Pfeiffer Vacuum Technology AG	21,000	1,779
Salzgitter AG	17,000	2,203
Software AG	35,000	2,745
Technotrans AG	73,500	2,270

		19,065

Greece—1.9%
Forthnet S.A. (a)	75,000	1,063
JUMBO S.A.	147,000	3,212

		4,275

Ireland—1.3%
Kingspan Group PLC	76,100	2,018
United Drug PLC	200,000	1,051

		3,069

Italy—3.2%
Azimut Holding SpA	209,100	2,792
Immobiliare Grande Distribuzione	227,000	1,110
Mariella Burani SpA	80,000	2,141
Tod’s SpA	17,000	1,367

		7,410

	Shares	Value (000s)

Japan—12.1%
A&D Co., Ltd.	46,400	$1,102
ABC-Mart, Inc. (b)	68,000	1,685
Air Water, Inc. (b)	170,000	1,804
Ardepro Co., Ltd. (b)	7,000	2,304
Asahi Intecc Co., Ltd. (b)	56,800	1,652
Asahi Soft Drinks Co., Ltd.	46,000	663
Bookoff Corp. (b)	55,500	1,042
Daifuku Co., Ltd.	89,500	1,411
Hoosiers Corp. (b)	1,155	1,413
Ricoh Leasing Co., Ltd. (b)	45,600	1,182
Ryohin Keikaku Co., Ltd.	18,200	1,393
Sankyu, Inc. (b)	270,000	1,590
Sumitomo Titanium Corp. (b)	23,200	2,590
Tadano Ltd.	150,000	1,764
Take And Give Needs Co., Ltd. (b)	1,110	870
Tokai Carbon Co., Ltd. (b)	184,000	1,306
Tokyo Tatemono Co., Ltd.	113,000	1,256
Tsurumi Manufacturing Co., Ltd.	164,000	1,686
Village Vanguard Co., Ltd.	230	1,132

		27,845

Malaysia—0.7%
CB Industrial Product Holding Bhd	222,400	271
Top Glove Corp. Bhd	325,000	1,262

		1,533

Mexico—0.7%
Corp GEO S.A. de C.V. (a)	320,000	1,602

Netherlands—2.2%
Beter Bed Holding NV	39,000	990
Brunel International NV	45,400	1,552
USG People NV (b)	60,000	2,613

		5,155

Norway—1.3%
Aker Kvaerner ASA	9,000	1,116
Prosafe ASA (b)	128,500	1,819

		2,935

Panama—0.5%
Copa Holdings S.A.	25,000	1,164

Poland—0.5%
Cersanit Krasnystaw S.A. (a)	100,000	1,259

Portugal—0.5%
Teixeira Duarte—Engenharia Construcoes S.A.	430,000	1,130

Russia—1.7%
OAO Pharmacy Chain 36.6 (a)	32,300	1,843
Seventh Continent	72,970	1,948

		3,791

Singapore—1.0%
Cosco Corp. Singapore Ltd.	1,610,000	2,405

South Africa—1.0%
Truworths International Ltd.	480,000	2,191

	Shares	Value (000s)

South Korea—3.2%
Daegu Bank (a)	90,000	$1,530
MegaStudy Co., Ltd. (a)	22,400	3,282
Meritz Fire & Marine Insurance Co., Ltd.	372,600	2,517

		7,329

Spain—1.9%
Banco Pastor S.A. (b)	126,200	2,447
Bolsas y Mercados Espanoles (a)	45,300	1,874

		4,321

Switzerland—5.8%
Bank Sarasin & Cie AG	710	2,236
Belimo Holding AG	1,100	1,081
Georg Fischer AG (a)	5,500	3,556
Jelmoli Holding AG	1,000	2,240
Lindt & Spruengli AG	88	2,214
St. Galler Kantonalbank	5,000	2,097

		13,424

Turkey—0.5%
Turk Hava Yollari (a)	256,200	1,099

United Kingdom—4.8%
Aberdeen Asset Management PLC	350,000	1,299
Burren Energy PLC	76,720	1,324
C&C Group PLC	196,000	3,481
Carillion PLC	223,000	1,730
Savills PLC	105,000	1,395
Unite Group PLC	160,000	1,709

		10,938

United States—32.2%
Advisory Board Co. (a)	25,000	1,339
Affiliated Managers Group, Inc. (a)(b)	24,700	2,597
Anixter International, Inc. (a)	30,000	1,629
Applebee’s International, Inc.	45,000	1,110
Arena Resources, Inc. (a)	29,200	1,247
Armor Holdings, Inc. (a)	23,700	1,300
BE Aerospace, Inc. (a)	73,700	1,893
Bronco Drilling Co., Inc. (a)	25,850	444
Carter’s, Inc. (a)	34,660	884
Central European Distribution Corp. (a)(b)	75,700	2,248
Central Garden & Pet Co. (a)	14,900	722
CROCS, Inc. (a)(b)	46,880	2,025
Energy Conversion Devices, Inc. (a)	20,440	695
Euronet Worldwide, Inc. (a)(b)	62,000	1,841
Gardner Denver, Inc. (a)	47,300	1,765
GFI Group, Inc. (a)(b)	32,500	2,023
GMX Resources, Inc. (a)(b)	36,290	1,288
Hansen Natural Corp. (a)(b)	60,000	2,021
Heico Corp.	46,700	1,522
Hibbett Sporting Goods, Inc. (a)	47,000	1,435
Iconix Brand Group, Inc. (a)	37,000	717
Immucor, Inc. (a)	27,200	795
Jones Lang LaSalle, Inc.	20,920	1,928
Knoll, Inc.	99,500	2,189
Life Time Fitness, Inc. (a)	37,300	1,809
Men’s Wearhouse, Inc.	43,000	1,645
Micros Systems, Inc. (a)	37,900	1,997
Microsemi Corp. (a)	27,500	540
NeuStar, Inc., Class A (a)(b)	24,600	798

26  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
RCM Global Small-Cap Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

NewStar Financial, Inc. (a)	50,000	$922
Nuance Communications, Inc. (a)(b)	71,200	816
Old Dominion Freight Line, Inc. (a)	30,000	722
Physicians Formula Holdings, Inc. (a)	60,000	1,121
PrivateBancorp, Inc.	25,000	1,041
PSS World Medical, Inc. (a)(b)	66,900	1,307
Psychiatric Solutions, Inc. (a)	60,000	2,251
Rackable Systems, Inc. (a)(b)	41,400	1,282
RBC Bearings, Inc. (a)	52,200	1,496
Regal-Beloit Corp.	19,400	1,019
RightNow Technologies, Inc. (a)(b)	63,000	1,085
Ruth’s Chris Steak House (a)	73,200	1,338
Signature Bank & Trust (a)	45,200	1,400
Superior Energy Services (a)	55,500	1,814
Superior Well Services, Inc. (a)	73,000	1,866
Transaction Systems Architects, Inc. (a)	55,200	1,798
United Natural Foods, Inc. (a)(b)	41,800	1,501
Universal Compression Holdings, Inc. (a)	14,200	882
ValueClick, Inc. (a)	32,200	761
Varian Semi-conductor Equipment Assoc., Inc. (a)	43,400	1,976
VCA Antech, Inc. (a)	36,500	1,175
Virginia Commerce Bancorp (a)(b)	59,000	1,173
Volcom, Inc. (a)(b)	46,600	1,378
World Fuel Services Corp.	35,000	1,556

		74,126

Total Common Stock (cost—$167,980)		226,022

SHORT-TERM INVESTMENTS—22.3%

Collateral Invested for Securities on Loan (c)(d)—20.3%
Allianz Dresdner Daily Asset Fund	46,721,577	46,722

	Principal amount (000s)

Repurchase Agreement—2.0%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $4,523; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $4,615 including accrued interest (cost—$4,521)	$4,521	4,521

Total Short Term Investments (cost—$51,243)		51,243

Total Investments
(cost—$219,223) (e)—120.5%		277,265

Liabilities in excess of other assets—(20.5)%		(47,198)

Net Assets—100.0%		$230,067

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $42,664; cash collateral of $46,722 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $134,100, which represents 58.29% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  27

Schedule of Investments
RCM Healthcare Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.5%

Healthcare—98.5%
Abbott Laboratories	96,990	$4,724
Adolor Corp. (a)	23,300	175
Aetna, Inc.	21,130	912
Alexion Pharmaceuticals, Inc. (a)(b)	21,960	887
Allergan, Inc.	22,640	2,711
Amgen, Inc. (a)(b)	74,510	5,090
Applera Corp.—Celera Genomics Group (a)	52,730	738
Arthrocare Corp. (a)	12,440	497
Baxter International, Inc.	23,800	1,104
BioMimetic Therapeutics, Inc. (a)(b)	49,200	649
Bristol-Myers Squibb Co.	178,900	4,709
Caremark Rx, Inc.	15,500	885
Celgene Corp. (a)	54,370	3,128
Cephalon, Inc. (a)(b)	15,710	1,106
Conor Medsystems, Inc. (a)	23,420	734
CV Therapeutics, Inc. (a)(b)	38,710	540
Eli Lilly & Co.	41,810	2,178
Encysive Pharmaceuticals, Inc. (a)(b)	47,220	199
Endo Pharmaceuticals Holdings, Inc. (a)	17,650	487
Forest Laboratories, Inc. (a)	9,200	466
Genentech, Inc. (a)	24,760	2,017
Genzyme Corp. (a)	15,080	929
Gilead Sciences, Inc. (a)	47,160	3,062
Human Genome Sciences, Inc. (a)(b)	52,630	655
Illumina, Inc. (a)	18,990	746
Johnson & Johnson	116,600	7,698
Kyphon, Inc. (a)	19,020	768
Medco Health Solutions, Inc. (a)(b)	18,820	1,006
Medicines Co. (a)	24,350	772
Medtronic, Inc.	61,520	3,292
Merck & Co., Inc.	130,000	5,668
Mindray Medical International Ltd. ADR (a)(b)	23,660	566
Novartis AG	42,870	2,463
Onyx Pharmaceuticals, Inc. (a)	42,950	454
PDL BioPharma, Inc. (a)(b)	21,180	427
Pfizer, Inc.	86,920	2,251
Quest Diagnostics, Inc. (b)	23,340	1,237
Roche Holdings AG	18,370	3,287
Sanofi-Aventis	19,710	1,817
Schering-Plough Corp.	89,480	2,115
Shire Pharmaceuticals Group PLC ADR	27,910	1,724
St. Jude Medical, Inc. (a)	76,940	2,813
Stryker Corp.	58,780	3,239
Teva Pharmaceutical Industries Ltd. ADR	12,930	402
Theravance, Inc. (a)	45,930	1,419
United Therapeutics Corp. (a)(b)	22,100	1,202
UnitedHealth Group, Inc.	67,230	3,612
Varian Medical Systems, Inc. (a)	43,330	2,061
Vertex Pharmaceuticals, Inc. (a)	22,360	837
Volcano Corp. (a)	32,510	533
Wyeth	81,250	4,137
Zimmer Holdings, Inc. (a)	33,610	2,634
Zymogenetics, Inc. (a)(b)	56,000	872

Total Common Stock (cost—$94,141)		98,634

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—12.2%

Collateral Invested for Securities on Loan (d)—9.6%
Allianz Dresdner Daily Asset Fund (e)	6,629,551	$6,630

	Principal amount (000s)

Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	$1,000	1,000
Morgan Stanley, 5.372% due 4/5/07	2,000	2,000
		9,630

Repurchase Agreement—2.6%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $2,583; collateralized by Federal Home Loan Bank, 3.75%, due 8/15/08, valued at $2,635 including accrued interest (cost—$2,582)	2,582	2,582

Total Short-Term Investments (cost—$12,211)		12,212

OPTIONS PURCHASED (a)—0.3%

	Contracts

Call Options—0.2%
Atherogenics, Inc. (CBOE) strike price $12.50, expires 4/21/07	151	68
Biomet, Inc. (CBOE) strike price $40, expires 1/20/07	1,034	155

		223

Put Options—0.1%
Conor Medsystems, Inc. (CBOE) strike price $30, expires 5/19/07	229	35

Total Options Purchased (cost—$486)		258

Total Investments (cost—$106,838) (f)—111.0%		111,104

Liabilities in excess of other assets—(11.0)%		(10,993)

Net Assets—100.0%		$100,111

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $9,299; cash collateral of $9,626 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) Affiliated fund.

(f) Securities with an aggregate value of $7,567, which represents 7.56% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

28  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
RCM International Growth Equity Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—97.3%

Australia—1.0%
Brambles Ltd. (a)(b)	83,325	$841

Belgium—1.1%
KBC Groep NV	7,475	915

Canada—1.2%
Canadian Natural Resources Ltd.	18,500	986

Cayman Islands—1.0%
Hutchison Telecommunications International Ltd. (a)	345,000	873

China—1.4%
Industrial & Commercial Bank of China (a)	1,903,000	1,187

France—11.7%
Accor S.A.	11,625	899
Arkema (a)	555	28
BNP Paribas	11,000	1,197
Christian Dior S.A.	8,057	856
Companie Generale de Geophysique S.A. (a)(b)	2,394	517
Groupe Danone	6,500	983
Ipsen	26,500	1,230
Schneider Electric S.A.	7,200	797
Total S.A.	26,300	1,893
Vinci S.A.	11,700	1,491

		9,891

Germany—7.4%
BAYER AG	22,594	1,207
Commerzbank AG	24,000	908
Continental AG	8,000	927
Hypo Real Estate Holding AG	12,500	784
Merck KGaA	9,500	983
SAP AG	27,204	1,443

		6,252

Greece—1.2%
National Bank of Greece S.A.	22,000	1,009

Hong Kong—2.2%
Cheung Kong Ltd.	72,000	885
Li & Fung Ltd.	305,800	952

		1,837

Italy—2.8%
Banca Intesa SpA (b)	130,050	1,002
Unicredito Italiano SpA	161,675	1,413

		2,415

Japan—23.5%
Canon, Inc.	14,000	788
East Japan Railway Co.	100	667
Fanuc Ltd.	10,800	1,060
Ibiden Co., Ltd.	12,200	614
Joyo Bank Ltd.	100,000	552
Keyence Corp.	2,800	691
Kuraray Co., Ltd.	71,000	837
Mitsubishi Tokyo Financial Group, Inc.	147	1,824
Mitsui Fudosan Co., Ltd.	37,000	901
Mizuho Financial Group, Inc.	194	1,384
NGK Insulators Ltd.	39,000	603
Nidec Corp.	11,300	875
Nintendo Co., Ltd.	5,000	1,294

	Shares	Value (000s)

Nissan Motor Co., Ltd.	97,000	$1,170
Orix Corp.	3,600	1,044
Resona Holdings, Inc. (b)	340	928
Ricoh Co., Ltd.	36,000	733
Sharp Corp. (b)	44,000	757
SMC Corp.	4,600	651
T&D Holdings, Inc.	12,500	825
Takeda Pharmaceutical Co., Ltd.	15,100	1,035
Yahoo! Japan Corp.	1,600	634

		19,867

Netherlands—4.0%
ING Groep NV	24,802	1,096
Koninklijke (Royal) KPN NV	81,407	1,155
Royal Numico NV	20,950	1,125

		3,376

Norway—1.8%
Statoil ASA	57,950	1,526

Singapore—1.0%
SembCorp Industries Ltd.	351,520	877

South Korea—0.8%
Samsung Electronics Co., Ltd.	1,080	708

Sweden—4.2%
Atlas Copco AB, Class A	49,400	1,654
Telefonaktiebolaget LM Ericsson, Class B	478,000	1,922

		3,576

Switzerland—16.6%
ABB Ltd.	106,000	1,898
Credit Suisse Group	16,693	1,164
Holcim Ltd.	13,500	1,235
Lonza Group AG (b)	11,400	983
Nestle S.A.	2,485	881
Novartis AG	37,400	2,148
Panalpina Welttransport Holding AG	6,500	886
Roche Holdings AG	14,630	2,618
UBS AG	19,350	1,171
Zurich Financial Services AG	4,000	1,073

		14,057

United Kingdom—14.4%
Barclays PLC	87,592	1,251
BHP Billiton PLC	114,450	2,096
BP PLC	109,000	1,215
Diageo PLC	44,012	865
Reckitt Benckiser PLC	27,125	1,237
Serco Group PLC	128,600	959
Shire PLC	50,074	1,033
Vodafone Group PLC	241,097	666
Xstrata PLC	56,905	2,832

		12,154

Total Common Stock (cost—$63,659)		82,347

PREFERRED STOCK—2.5%

German—-2.5%
Fresenius AG	6,000	1,286
Henkel KGaA	5,800	851

Total Preferred Stock (cost—$1,815)		2,137

	Principal Amount (000s)	Value (000s)

SHORT-TERM INVESTMENTS—6.9%

Collateral Invested for Securities on Loan (d)—6.4%
Bank of America N.A.,
5.363% due 11/8/07, FRN (c)	$500	$500
5.383% due 1/2/07	2,000	2,000
Morgan Stanley, 5.372% due 4/5/07	1,000	1,000
Ormond Quay Funding LLC, 5.341% due 5/30/07 (c)	1,000	1,000
Societe Generale, 5.250% due 1/2/07	874	874

		5,374

Repurchase Agreement—0.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $449; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08; valued at $458 including accrued interest (cost—$449)	449	449

Total Short-Term Investments (cost—$5,823)		5,823

Total Investments (cost—$71,297) (e)—106.7%		90,307

Liabilities in excess of other assets—(6.7)%		(5,664)

Net Assets—100.0%		$84,643

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $4,967; cash collateral of $5,349 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from the securities on loan.

(e) Securities with an aggregate value of $81,524, which represents 96.31% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  29

Schedule of Investments
RCM Technology Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—93.6%

Capital Goods—2.0%
ABB Ltd.	1,410,000	$25,250

Chemicals—1.0%
Monsanto Co. (c)	238,000	12,502

Communications—1.0%
Focus Media Holding Ltd. ADR (a)	179,770	11,935

Consumer Discretionary—6.1%
Nintendo Co., Ltd.	295,976	76,625

Consumer Services—1.1%
Monster Worldwide, Inc. (a)	148,860	6,943
SAIC, Inc. (a)(c)	410,000	7,294

		14,237

Energy—4.0%
Cameron International Corp. (a)	157,000	8,329
First Solar, Inc. (a)	49,480	1,475
GlobalSantaFe Corp.	141,000	8,288
Halliburton Co.	265,000	8,228
Schlumberger Ltd.	131,000	8,274
Sunpower Corp. (a)(c)	162,210	6,029
Transocean, Inc. (a)	108,900	8,809

		49,432

Technology—67.6%
Activision, Inc. (a)(c)	1,417,000	24,429
Adobe Systems, Inc. (a)	363,700	14,955
Apple Computer, Inc. (a)(b)	390,630	33,141
Autodesk, Inc. (a)	660,520	26,725
Cerner Corp. (a)(b)	515,000	23,432
Chartered Semi-conductor Manufacturing Ltd. (a)(c)	29,922,000	24,939
Cognizant Technology Solutions Corp., Class A (a)(b)	287,940	22,217
Comverse Technology, Inc. (a)(b)(c)	1,977,290	41,741
Ctrip.com International Ltd. ADR (c)	357,460	22,334
EMC Corp. (a)	1,730,000	22,836
Energy Conversion Devices, Inc. (a)(c)	425,000	14,442
FormFactor, Inc. (a)(c)	136,645	5,090
Gemstar-TV Guide International, Inc. (a)	1,404	6
Google, Inc., Class A (a)(b)(c)	133,000	61,244
Hewlett-Packard Co. (b)	955,000	39,336
Infineon Technologies AG (a)	1,632,210	22,903
Infosys Technologies Ltd.	390,000	19,720
Isilon Systems, Inc. (a)(c)	14,275	394
Marvell Technology Group Ltd. (a)(b)(c)	1,720,000	33,007
Maxim Integrated Products, Inc.	195,490	5,986
Microsoft Corp. (c)	1,830,000	54,644
Network Appliance, Inc. (a)	703,510	27,634
Nortel Networks Corp. (a)	241,200	6,447
NVIDIA Corp. (a)(c)	1,050,320	38,872
QLogic Corp. (a)	1,512,840	33,161
QUALCOMM, Inc.	33,700	1,274
Red Hat, Inc. (a)(b)(c)	1,879,400	43,226

	Shares	Value (000s)

Research In Motion Ltd. (a)(c)	228,400	$29,185
Salesforce.com, Inc. (a)(c)	636,310	23,193
Seagate Technology, Inc. (c)	1,303,500	34,543
SINA Corp. (a)(c)	430,140	12,345
Telefonaktiebolaget LM Ericsson ADR (c)	582,000	23,414
Tencent Holdings Ltd.	10,600,000	37,642
THQ, Inc. (a)(c)	553,375	17,996

		842,453

Telecommunications (a)—10.8%
Amdocs Ltd. (b)	671,000	26,001
Cisco Systems, Inc.	2,130,450	58,225
Level 3 Communications, Inc. (c)	1,290,650	7,228
NII Holdings, Inc., Class B (c)	668,520	43,079

		134,533

Total Common Stock (cost—$923,036)		1,166,967

WARRANTS (a)—2.3%

Units

Financial Services—2.3%
Merrill Lynch-Hon Hai Precision Industry Co., Ltd., Expires 11/17/10, (cost—$24,526)	3,966,000	28,311

SHORT-TERM INVESTMENTS—18.9%

Shares

Collateral Invested for
Securities on Loan (e)—15.7%
Allianz Dresdner Daily Asset Fund (f)	156,678,948	156,679

	Principal amount (000s)

Bayerische Landesbank, 5.40% due 1/25/07, FRN	$1,000	1,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (d)	16,000	16,000
Morgan Stanley,
5.372% due 4/5/07	5,000	5,000
5.38% due 2/2/07, FRN	5,000	5,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (d)	2,000	2,000
Sigma Finance, Inc., 5.369% due 4/5/07, FRN (d)	10,000	10,004

		195,683

Repurchase Agreement—3.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $39,560; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/07, valued at $40,333 including accrued interest (cost—$39,538)	39,538	39,538

Total Short-Term Investments (cost—$235,221)		235,221

	Contracts	Value (000s)

OPTIONS PURCHASED (a)—3.0%

Call Options—2.7%
Cisco Systems, Inc. (CBOE) strike price $17.50, expires 1/19/08	9,640	$10,507
Hewlett Packard Co. (CBOE) strike price $35, expires 1/21/08	11,460	10,486
Microsoft Corp. (CBOE) strike price $22.50, expires 1/19/08	13,459	11,440
Red Hat, Inc. (CBOE) strike price $20, expires 4/20/07	3,450	1,426
Research In Motion Ltd. (CBOE) strike price $140, expires 6/16/07	514	540

		34,399

Put Options—0.3%
Nasdaq-100 Index Tracking Stock strike price $44, expires 2/17/07	28,520	3,707

Total Options Purchased (cost—$24,971)		38,106

Total Investments before options written and securities sold short (cost—$1,207,754) (g)—117.8%		1,468,605

OPTIONS WRITTEN (a)—(0.5)%

Call Options—(0.2)%
Ctrip.com International Ltd. (CBOE) strike price $60, expires 3/17/07	1,787	(1,108)
Monsanto Co. (CBOE) strike price $50, expires 1/20/07	2,455	(786)
SAIC, Inc. (CBOE) strike price $22.50, expires 2/17/07	4,100	(41)

		(1,935)

Put Options—(0.3)%
Comverse Technology, Inc. (CBOE) strike price $19, expires 1/19/07	7,733	(80)
Ctrip.com International Ltd. (CBOE) strike price $42, expires 3/17/07	1,443	(19)
Electronic Arts, Inc. (CBOE) strike price $50, expires 6/16/07	1,805	(653)
Energy Conversion Devices, Inc. (CBOE) strike price $35, expires 1/20/07	1,750	(368)
strike price $35, expires 3/17/07	1,789	(685)
Monsanto Co. (CBOE) strike price $42.50, expires 2/16/07	4,323	(60)
Nasdaq-100 Index Tracking Stock strike price $40, expires 2/17/07	48,484	(1,018)
Qualcomm, Inc. (CBOE) strike price $35, expires 4/21/07	3,430	(497)

30  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments (cont.)
RCM Technology Fund
December 31, 2006 (unaudited)

	Contracts	Value (000s)

Red Hat, Inc. (CBOE) strike price $15, expires 4/20/07	3,450	$(47)
Research In Motion Ltd. (CBOE) strike price $75, expires 1/20/07	1,398	(21)
strike price $120, expires 6/16/07	511	(470)
SAIC, Inc. (CBOE) strike price $17.50, expires 2/17/07	3,500	(245)
Salesforce Com., Inc. (CBOE) strike price $35, expires 5/19/07	710	(213)

		(4,376)

Total Options Written (premiums received—$9,806)		(6,311)

SECURITIES SOLD SHORT—(4.2%)

	Shares

Exchange Traded Funds—(2.9)%
Nasdaq-100 Index Tracking Stock	432,000	(18,645)
Semi-conductor HOLDRs Trust	513,000	(17,288)

		(35,933)

Technology—(1.3)%
Broadcom Corp., Class A (a)	229,200	(7,405)
Electronic Arts, Inc. (a)	180,550	(9,093)

		(16,498)

Total Securities Sold Short (proceeds—$53,854)		(52,431)

Total Investments net of options written and securities sold short (cost—$1,144,094)—113.1%		1,409,863

Liabilities in excess of other assets—(13.1)%		(163,077)

Net Assets—100.0%		$1,246,786

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for transactions in options written.

(c) All or portion of securities on loan with an aggregate market value of $188,219; cash collateral of $195,712 was received with which the Fund purchased short-term investments.

(d) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security purchased with the cash proceeds from the securities on loan.

(f) Affiliated fund.

(g) Securities with an aggregate value of $207,078 which represents 16.61% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  31

Financial Highlights

For a Share outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized/ and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

NACM Emerging Markets Opportunities Fund
Class D
08/21/2006 – 12/31/2006+	$20.13	$(0.38)	$4.08	$3.70	$—	$—
NACM Global Fund
Class D
12/31/2006+	$17.48	$(0.05)	$2.16	$2.11	$—	$(1.02)
6/30/2006	15.44	0.08	2.64	2.72	—	(0.68)
6/30/2005	14.24	— (e)	1.80	1.80	—	(0.61)
6/30/2004	11.72	(0.07)	3.53	3.46	—	(0.95)
7/19/2002 – 6/30/2003	10.00	(0.05)	1.80	1.75	(0.03)	—
NACM International Fund
Class D
12/31/2006+	$21.84	$— (e)	$3.11	$3.11	$(0.13)	$(0.98)
6/30/2006	16.26	0.38	5.89	6.27	(0.18)	(0.51)
10/29/2004 – 6/30/2005	14.81	0.30	1.23	1.53	(0.08)	—
NACM Pacific Rim Fund
Class D
12/31/2006+	$14.05	$(0.03)	$1.90	$1.87	$—	$(1.07)
6/30/2006	9.97	0.01	4.57	4.58	(0.07)	(0.44)
6/30/2005	9.23	0.02	0.85	0.87	—	(0.13)
6/30/2004	6.28	(0.03)	2.93	2.90	—	—
7/31/2002 – 6/30/2003	6.86	0.02	(0.60)	(0.58)	—	—
NFJ International Value Fund
Class D
12/31/2006+	$19.30	$0.14	$3.21	$3.35	$(0.11)	$(0.27)
6/30/2006	15.37	0.59	3.68	4.27	(0.20)	(0.15)
3/31/2005 – 6/30/2005	15.21	0.20	0.04	0.24	(0.08)	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 11.40%.

(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

(d)	Effective May 1, 2005, the Fund paid an Advisory Fee of 0.60%.

(e)	Amount is less than $0.01 per share.

(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.48%.

(g)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.12%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $14.05 and 46.43%, respectively.

32  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—	$—		$23.83		25.72%	$170	6.32	%*	(4.78	)%*	45%

$(1.02)	$—	(e)	$18.57		12.06%	$933	1.47	%*	(0.55	)%*	56%
(0.68)	—	(e)	17.48		17.48	654	1.47	(f)	0.45		114
(0.61)	0.01		15.44		12.86	73	1.57	(c)	0.02		148
(0.95)	0.01		14.24		30.44	23	1.56		(0.50)		203
(0.03)	—		11.72		17.55	33	1.55	*(b)	(0.53	)*	260

$(1.11)	$—	(e)	$23.84		14.30%	$17,373	1.49	%*	0.04	%*	62%
(0.69)	—	(e)	21.84		39.20	3,768	1.47		1.80		152
(0.08)	—		16.26		10.34	80	1.45	*	2.79	*	107

$(1.07)	$—	(e)	$14.85		13.57%	$46,814	1.78	%*	(0.47	)%*	33%
(0.51)	0.01		14.05	(g)	46.55 (g)	20,824	1.77		0.05		96
(0.13)	—		9.97		9.49	4,731	1.90	(c)	0.22		101
—	0.05		9.23		46.97	1,211	1.86		(0.34)		118
—	—		6.28		(8.45)	12	1.90	*	0.35	*	264

$(0.38)	$—	(e)	$22.27		17.45%	$5,836	1.47	%*	1.35	%*	3%
(0.35)	0.01		19.30		28.09	3,409	1.50		3.07		25
(0.08)	—		15.37		1.61	20	1.31	*(d)	5.46	*	61

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  33

Financial Highlights (Cont.)

For a Share outstanding for the Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized/ and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

RCM Biotechnology Fund
Class D
12/31/2006+	$23.29	$(0.16)	$1.97	$1.81	$—	$—
6/30/2006	24.59	(0.36)	(0.94)	(1.30)	—	—
6/30/2005	25.67	(0.35)	(0.74)	(1.09)	—	—
6/30/2004	21.24	(0.37)	4.79	4.42	—	—
6/30/2003	15.96	(0.25)	5.53	5.28	—	—
6/30/2002	29.80	(0.32)	(13.52)	(13.84)	—	—
RCM Global Resources Fund
Class D
12/31/2006+	$17.06	$(0.03)	$(0.05)	$(0.08)	$(0.02)	$(1.33)
3/31/2006 - 6/30/2006	16.42	— (e)	0.64	0.64	—	—
RCM Global Small-Cap Fund
Class D
12/31/2006+	$27.88	$(0.12)	$3.61	$3.49	$—	$—
6/30/2006	22.47	(0.13)	5.53	5.40	—	—
6/30/2005	19.62	(0.10)	2.94	2.84	—	—
6/30/2004	13.54	(0.14)	6.21	6.07	—	—
6/30/2003	13.18	(0.10)	0.46	0.36	—	—
6/30/2002	16.14	(0.17)	(2.79)	(2.96)	—	—
RCM Healthcare Fund
Class D
12/31/2006+	$21.22	$(0.03)	$1.22	$1.19	$—	$—
6/30/2006	21.18	(0.11)	0.15	0.04	—	—
6/30/2005	20.79	(0.06)	0.45	0.39	—	—
6/30/2004	18.64	(0.19)	2.34	2.15	—	—
6/30/2003	16.25	(0.15)	2.54	2.39	—	—
6/30/2002	21.65	(0.19)	(4.53)	(4.72)	—	(0.68)
RCM International Growth Equity Fund
Class D
12/31/2006+	$12.78	$(0.01)	$1.21	$1.20	$(0.15)	$—
6/30/2006	10.01	0.07	2.84	2.91	(0.14)	—
6/30/2005	9.34	0.10	0.65	0.75	(0.09)	—
6/30/2004	7.44	—	1.99	1.99	(0.09)	—
6/30/2003	8.30	0.05	(0.93)	(0.88)	(0.05)	—
6/30/2002	11.03	0.01	(2.51)	(2.50)	(0.23)	—
RCM Technology Fund
Class D
12/31/2006+	$35.84	$(0.20)	$4.73	$4.53	$—	$—
6/30/2006	33.29	(0.43)	2.97	2.54	—	—
6/30/2005	32.23	(0.41)	1.47	1.06	—	—
6/30/2004	24.26	(0.47)	8.44	7.97	—	—
6/30/2003	20.47	(0.25)	4.04	3.79	—	—
6/30/2002	32.42	(0.32)	(11.63)	(11.95)	—	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)

The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investment of the Fund.

(c)	Effective April 1, 2005, the Administrative Fee was reduced by 0.05%.

(d)	Effective April 1, 2005, the Administrative Fee was reduced by 0.10%.

(e)	Amount is less than $0.01 per share.

(f)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.04%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $23.29 and (5.29)%, respectively.

(g)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.88 and 24.07%, respectively.

(h)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $21.22 and 0.22%, respectively.

(i)

Payments from Affiliates increased the end of period net asset value by less than $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $35.82 and 7.59%, respectively.

34  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets with Waiver and Reimbursement		Ratio of Expenses to Average Net Assets without Waiver and Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$—	(e)	$25.10		$7.82%		$127,370	1.57	%*	1.57	%*	(1.35)%*	23%
—	—	(e)	23.29	(f)	(5.33	)(f)	147,035	1.57		1.57		(1.36)	147
—	0.01		24.59		(4.21)		230,378	1.60	(c)	1.60	(c)	(1.45)	139
—	0.01		25.67		20.86		325,334	1.61		1.61		(1.58)	121
—	—		21.24		33.08		319,143	1.61		1.61		(1.45)	145
—	—		15.96		(46.43)		293,216	1.54		1.54		(1.32)	76

$(1.35)	$—	(e)	$15.63		(0.82)%		$363	1.49	%*	1.49	%*	(0.34)%*	74%
—	—	(e)	17.06		3.90		233	1.47	*	1.52	*	0.06 *	128

$—	$—	(e)	$31.37		12.52%		$29,705	1.77	%*	1.77	%*	(0.85)%*	29%
—	0.01		27.88	(g)	24.08	(g)	31,328	1.77		1.77		(0.50)	73
—	0.01		22.47		14.53		11,943	1.85	(d)	1.85	(d)	(0.50)	96
—	0.01		19.62		44.90		8,679	1.85		1.85		(0.79)	111
—	—		13.54		2.73		5,172	1.86		1.86	(b)	(0.87)	183
—	—		13.18		(18.34)		6,840	1.92		2.70		(1.25)	326

$—	$—	(e)	$22.41		5.60%		$72,692	1.57	%*	1.57	%*	(0.31)%*	129%
—	—	(e)	21.22	(h)	0.24	(h)	83,410	1.57		1.57		(0.51)	280
—	—		21.18		1.88		125,756	1.60	(c)	1.60	(c)	(0.29)	210
—	—		20.79		11.53		167,820	1.61		1.61		(0.98)	257
—	—		18.64		14.71		170,980	1.61		1.61		(0.94)	151
(0.68)	—		16.25		(22.15)		166,442	1.54		1.57		(0.98)	145

$(0.15)	$—	(e)	$13.83		9.39%		$1,690	1.39	%*	1.39	%*	(0.15)%*	18%
(0.14)	—	(e)	12.78		29.26		1,639	1.38		1.38		0.60	79
(0.09)	0.01		10.01		8.08		1,189	1.53	(d)	1.53	(d)	1.00	138
(0.09)	—		9.34		26.84		1,398	1.49		1.49		0.01	90
(0.05)	0.07		7.44		(9.68)		3,547	1.53		1.53		0.75	86
(0.23)	—		8.30		(22.89)		5,904	1.45		1.80		0.14	261

$—	$—	(e)	$40.37		12.64%		$243,404	1.63	%*	1.63	%*	(1.05)%*	120%
—	0.01		35.84	(i)	7.66	(i)	246,345	1.64		1.64		(1.15)	272
—	—		33.29		3.29		227,046	1.74	(d)	1.74	(d)	(1.28)	238
—	—		32.23		32.85		216,760	1.76		1.76		(1.56)	206
—	—		24.26		18.51		155,574	1.76		1.76		(1.32)	237
—	—		20.47		(36.92)		149,774	1.63		1.65		(1.19)	343

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  35

Statements of Assets and Liabilities

December 31, 2006 (Unaudited)

Amounts in thousands, except per share amounts	NACM Emerging Markets Opportunities Fund	NACM Global Fund	NACM International Fund	NACM Pacific Rim Fund	NFJ International Value Fund

Assets:
Investments, at value	$39,206	$43,225	$606,789	$357,511	$299,426
Cash	—	1	1	—	—
Foreign currency, at value	14	32	—	—	—
Securities lending interest receivable (net)	—	—	7	28	25
Receivable for investments sold	240	—	75	5,136	—
Receivable for Fund shares sold	184	342	6,034	1,238	3,932
Dividends and interest receivable (net of foreign taxes)	45	30	736	327	718
Receivable due from Adviser	—	1	—	—	—
Receivable from broker:	—	—	22,461	—	—

	39,689	43,631	636,103	364,240	304,101

Liabilities:
Payable for investments purchased	161	—	—	2,539	17,569
Payable for securities sold short	—	—	—	—	—
Overdraft due to custodian	—	—	21,162	1,798	—
Options written, at value	—	—	—	—	—
Payable for Fund shares redeemed	12	61	906	703	236
Payable for collateral for securities on loan	—	—	28,217	57,214	71,611
Dividends payable	—	—	—	—	—
Investment advisory fees payable	30	25	283	223	101
Administration fees payable	15	18	264	144	100
Distribution fees payable	—	19	85	73	42
Servicing fees payable	—	9	88	53	40
Other liabilities	1	—	—	233	—
	218	132	51,005	62,980	89,699

Net Assets	$39,470	$43,499	$585,098	$301,260	$214,402

Net Assets Consist of:
Paid-in-capital	$35,823	$38,261	$501,159	$254,009	$187,320
Undistributed (dividends in excess of) net investment income	(66)	(248)	(250)	(1,342)	523
Accumulated net realized gain (loss)	(11,544)	1,152	10,273	2,096	198
Net unrealized appreciation on investments, options written and foreign currency transactions	15,257	4,334	73,916	46,497	26,361

	$39,470	$43,499	$585,098	$301,260	$214,402

Net Assets:
Class D	$170	$933	$17,373	$46,814	$5,836
Other Classes	39,300	42,566	567,725	254,446	208,566
Shares Issued and Outstanding:
Class D	7	50	729	3,152	262
Other Classes	1,647	2,352	23,790	17,310	9,393

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$23.83	$18.57	$23.84	$14.85	$22.27

Cost of Investments	$23,949	$38,893	$532,999	$310,790	$273,065

Cost of Foreign Currency	$14	$32	$(21,193)	$(1,803)	$—

Premiums Received for Options Written	$—	$—	$—	$—	$—

Proceeds on Securities Sold Short	$—	$—	$—	$—	$—

36  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

RCM Biotechnology Fund	RCM Global Resources Fund	RCM Global Small-Cap Fund	RCM Healthcare Fund	RCM International Growth Equity Fund	RCM Technology Fund

$204,125	$11,704	$277,265	$111,104	$90,307	$1,468,605
1	1	—	—	—	1,819
—	—	338	—	50	—
5	—	36	1	4	53
—	228	752	2,615	—	79,831
31	109	1,169	60	58	909
7	16	232	129	64	128
—	—	—	—	—	—
—	—	—	—	—	69

204,169	12,058	279,792	113,909	90,483	1,551,414

310	375	2,454	3,769	—	43,242
—	—	—	—	—	52,431
—	—	—	—	—	—
—	—	—	—	—	6,311
1,559	9	161	255	337	5,092
51,346	—	46,722	9,630	5,374	195,683
—	—	0	—	—	20
122	7	192	70	36	953
54	4	93	43	42	425
8	1	60	9	35	187
34	1	43	22	16	188
—	—	—	—	0	96
53,433	397	49,725	13,798	5,840	304,628

$150,736	$11,661	$230,067	$100,111	$84,643	$1,246,786

$495,949	$10,509	$174,813	$116,158	$181,930	$1,147,541
(1,168)	(13)	(1,338)	(224)	(667)	(7,872)
(361,999)	(21)	(1,446)	(20,091)	(115,631)	(158,556)
17,954	1,186	58,038	4,268	19,011	265,673

$150,736	$11,661	$230,067	$100,111	$84,643	$1,246,786

$127,370	$363	$29,705	$72,692	$1,690	$243,404
23,366	11,298	200,362	27,419	82,953	1,003,382

5,074	23	947	3,243	122	6,029
949	722	6,471	1,246	6,074	24,726

$25.10	$15.63	$31.37	$22.41	$13.83	$40.37

$186,171	$10,518	$219,223	$106,838	$71,297	$1,207,754

$—	$—	$338	$—	$50	$—

$—	$—	$—	$—	$—	$9,806

$—	$—	$—	$—	$—	$53,854

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  37

Statements of Operations

Six Months Ended December 31, 2006 (Unaudited)

Amounts in thousands	NACM Emerging Markets Opportunities Fund	NACM Global Fund	NACM International Fund	NACM Pacific Rim Fund	NFJ International Value Fund

Investment Income:
Interest	$9	$22	$320	$168	$267
Dividends, net of foreign withholding taxes	240	158	3,191	1,408	1,731
Securities lending income (net)	—	—	53	181	126
Miscellaneous income	16	—	—	—	—

Total Income	265	180	3,564	1,757	2,124

Expenses:
Investment advisory fees	171	138	1,387	1,194	447
Administration fees	93	99	1,291	767	443
Servicing fees - Class D	—	1	15	41	6
Distribution and/or servicing fees - Other Classes	1	149	806	649	357
Dividends on securities sold short	—	—	—	—	—
Trustees’ fees	3	2	26	14	8
Interest expense	—	—	30	11	—
Shareholder communications expense	—	2	25	13	9
Reorganization expense	91	—	—	—	—

Total Expenses	359	391	3,580	2,689	1,270

Net Investment Income (Loss)	(94)	(211)	(16)	(932)	854

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,727	1,423	17,768	7,586	301
Options written	—	—	—	—	—
Securities sold short	—	—	—	—	—
Foreign currency transactions	(48)	(16)	(547)	(241)	—
Net change in unrealized appreciation/depreciation of:
Investments	7,365	3,233	47,712	27,780	24,727
Options written	—	—	—	—	—
Securities sold short	—	—	—	—	—
Foreign currency transactions	(90)	—	280	2	—
Net Realized and Change in Unrealized Gain	8,954	4,640	65,213	35,127	25,028

Net Increase in Net Assets
Resulting from Investment Operations	$8,860	$4,429	$65,197	$34,195	$25,882

38  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

RCM Biotechnology Fund	RCM Global Resources Fund	RCM Global Small-Cap Fund	RCM Healthcare Fund	RCM International Growth Equity Fund	RCM Technology Fund

$142	$10	$82	$93	$6	$1,604
19	44	686	594	476	1,551
25	—	194	6	18	344
—	—	—	—	—	—

186	54	962	693	500	3,499

748	33	1,062	439	203	5,471
333	19	514	274	238	2,449
176	—	35	100	2	299
81	10	534	93	292	1,916
—	—	—	—	—	42
8	1	11	5	4	63
1	—	2	1	6	9
7	1	10	5	4	55
—	—	—	—	—	—

1,354	64	2,168	917	749	10,304

(1,168)	(10)	(1,206)	(224)	(249)	(6,805)

(4,520)	31	1,027	1,289	(217)	71,188
433	—	—	(161)	—	(10,735)
—	—	‚—	(12)	—	(13,948)
—	(2)	(42)	(8)	8	(192)

17,989	48	25,098	5,377	7,614	98,092
(231)	—	—	(153)	—	3,713
—	—	—	(23)	—	1,170
—	—	(8)	—	(1)	(1)
13,671	77	26,075	6,309	7,404	149,287

$12,503	$67	$24,869	$6,085	$7,155	$142,482

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  39

Statements of Changes in Net Assets

(Amounts in thousands)	NACM Emerging Markets Opportunities Fund			NACM Global Fund		NACM International Fund

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2006 (Unaudited)	Period from April 1, 2006 to June 30, 2006	Year ended March 31, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

Investment Operations:
Net investment income (loss)	$(94)	$140	$506	$(211)	$(83)	$(16)	$2,783
Net realized gain (loss) on investments, options written, securities sold short and foreign currency transactions	1,679	1,125	8,723	1,407	2,316	17,221	17,963
Payments from Affiliates**	—	—	—	—	—	—	—
Net change in unrealized appreciation/depreciation of investments, options written, securities sold short and foreign currency transactions	7,275	(3,599)	4,141	3,233	429	47,992	24,389

Net increase (decrease) resulting from investment operations	8,860	(2,334)	13,370	4,429	2,662	65,197	45,135

Dividends and Distributions to Shareholders from:
Net investment income
Class D	—	—	—	—	—	(90)	(6)
Other Classes	(36)	—	(394)	—	—	(2,009)	(962)
Net realized capital gains
Class D	—	—	—	(48)	(11)	(653)	(17)
Other Classes	(507)	—	—	(2,249)	(857)	(21,681)	(3,431)
Total Dividends and Distributions to Shareholders	(543)	—	(394)	(2,297)	(868)	(24,433)	(4,416)

Fund Share Transactions:
Shares sold
Class D	165	—	—	320	768	13,846	4,253
Other Classes	17,194	3,914	20,421	8,379	26,751	188,093	292,085
Issued in reinvestment of dividends and distributions
Class D	—	—	—	48	10	707	24
Other Classes	543	—	335	1,838	683	19,354	3,876
Cost of shares redeemed
Class D	—	—	—	(136)	(215)	(1,999)	(742)
Other Classes	(7,617)	(1,625)	(33,755)	(5,093)	(7,640)	(36,287)	(50,115)
Net increase (decrease) from Fund share transactions	10,285	2,289	(12,999)	5,356	20,357	183,714	249,381

Class II Liquidation	(14,693)	—	—	—	—	—	—

Fund Redemption Fees	—	—	—	—	4	14	29

Total Increase (Decrease) in Net Assets	3,909	(45)	(23)	7,488	22,155	224,492	290,129

Net Assets:
Beginning of period	35,561	35,606	35,629	36,011	13,856	360,606	70,477

End of period*	$39,470	$35,561	$35,606	$43,499	$36,011	$585,098	$360,606

*Including undistributed (dividends in excess of) net investment income of:	$(66)	$64	$(20)	$(248)	$(37)	$(250)	$1,865

**	See Note 11

40  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

NACM Pacific Rim Fund		NFJ International Value Fund		RCM Biotechnology Fund		RCM Global Resources Fund		RCM Global Small-Cap Fund

Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

$(932)	$(373)	$854	$1,017	$(1,168)	$(3,387)	$(10)	$3	$(1,206)	$(1,214)

7,345	19,216	301	2,451	(4,087)	7,355	29	1,091	985	5,233
—	9	—	—	—	2	—	—	—	14

27,782	14,105	24,727	1,171	17,758	(9,915)	48	562	25,090	19,173

34,195	32,957	25,882	4,639	12,503	(5,945)	67	1,656	24,869	23,206

—	(51)	(24)	(23)	—	—	(1)	—	—	—
—	(327)	(676)	(682)	—	—	(6)	—	—	—

(3,056)	(322)	(68)	(2)	—	—	(32)	—	—	—
(17,219)	(3,881)	(2,381)	(226)	—	—	(832)	(737)	—	—
(20,275)	(4,581)	(3,149)	(933)	—	—	(871)	(737)	—	—

29,353	32,324	1,867	3,756	1,632	11,928	160	233	4,423	24,648
41,309	190,805	89,689	106,752	2,591	13,127	4,647	3,435	24,672	124,574

2,990	346	91	25	—	—	26	—	—	—
11,027	3,022	2,370	716	—	—	825	737	—	—

(7,944)	(17,500)	(203)	(351)	(31,944)	(91,244)	(37)	—	(9,002)	(7,520)
(29,379)	(53,133)	(8,475)	(12,179)	(7,053)	(16,421)	(1,379)	(1,138)	(30,146)	(40,293)
47,356	155,864	85,339	98,719	(34,774)	(82,610)	4,242	3,267	(10,053)	101,409
—	—	—	—	—	—	—	—	—	—
22	69	10	14	1	16	1	—	3	60
61,298	184,309	108,082	102,439	(22,270)	(88,539)	3,439	4,186	14,819	124,675

239,962	55,653	106,320	3,881	173,006	261,545	8,222	4,036	215,248	90,573
$301,260	$239,962	$214,402	$106,320	$150,736	$173,006	$11,661	$8,222	$230,067	$215,248

$(1,342)	$(410)	$523	$369	$(1,168)	$—	$(13)	$4	$(1,338)	$(132)

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  41

Statements of Changes in Net Assets (Cont.)

(Amounts in thousands)	RCM Healthcare Fund		RCM International Growth Equity Fund		RCM Technology Fund

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

Investment Operations:
Net investment income (loss)	$(224)	$(864)	$(249)	$111	$(6,805)	$(16,647)
Net realized gain (loss) on investments, options written, securities sold short and foreign currency transactions	1,108	8,413	(209)	7,466	46,313	94,301
Payments from Affiliates**	—	21	—	—	—	837
Net change in unrealized appreciation/depreciation of investments, options written, securities sold short and foreign currency transactions	5,201	(5,769)	7,613	8,719	102,974	2,840

Net increase resulting from investment operations	6,085	1,801	7,155	16,296	142,482	81,331

Dividends and Distributions to Shareholders from:
Net investment income
Class D	—	—	(18)	(16)	—	—
Other Classes	—	—	(400)	(630)	—	—

Total Dividends and Distributions to Shareholders	—	—	(418)	(646)	—	—

Fund Share Transactions:
Shares sold
Class D	1,264	11,900	292	485	15,727	95,219
Other Classes	2,011	11,234	7,962	22,158	100,818	375,341
Issued in reinvestment of dividends and distributions
Class D	—	—	17	14	—	—
Other Classes	—	—	354	562	—	—
Cost of shares redeemed
Class D	(16,485)	(56,080)	(401)	(363)	(46,658)	(90,124)
Other Classes	(6,187)	(19,555)	(9,239)	(17,575)	(199,085)	(393,916)
Net increase (decrease) from Fund share transactions	(19,397)	(52,501)	(1,015)	5,281	(129,198)	(13,480)

Fund Redemption Fees	—	15	1	3	55	233

Total Increase (Decrease) in Net Assets	(13,312)	(50,685)	5,723	20,934	13,339	68,084

Net Assets:
Beginning of period	113,423	164,108	78,920	57,986	1,233,447	1,165,363

End of period*	$100,111	$113,423	$84,643	$78,920	$1,246,786	$1,233,447

*Including dividends in excess of net investment income of:	$(224)	$—	$(667)	$—	$(7,872)	$(1,067)

**	See Note 11

42  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Notes to Financial Statements
(Unaudited)
December 31, 2006

1. ORGANIZATION

Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-five separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. Information presented in these financial statements pertains to the Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

          In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements Interpretation 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by December 31, 2007.

          In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

          Valuation of Investments. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair valued in good faith, pursuant to guidelines established by the Board of Trustees, or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

          The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

          The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

          Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which

12.31.06 | Allianz Funds Semi-Annual Report  43

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

          Dividends and Distributions to Shareholders. Dividends from net investment income except, the NFJ International Value Fund, if any, are declared and distributed to shareholders annually. Dividends from net investment income, if any, for the NFJ International Value Fund is declared and distributed quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than annually.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

          Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid-in-capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid-in-capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

          Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

          Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for federal income taxes is required.

          Foreign Currency. The Funds’ accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

          Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were: NACM Emerging Markets Opportunities Fund—$26,801; NACM Global Fund—$4,241; NACM International Fund—$186,686; NACM Pacific Rim Fund—$82,467; NFJ International Value Fund—$109,350; RCM Biotechnology Fund—$686; RCM Global Resources Fund—$2,960; RCM Global Small-Cap Fund—$43,426; RCM Healthcare Fund—$312; RCM International Growth Equity Fund—$23,111; and RCM Technology Fund—$119,333.

          Options Contracts. Certain Funds may write options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

          Repurchase Agreements. The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

          Securities Lending. The Funds may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Funds will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Funds and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the six months ended December 31, 2006 was $180,090. Cash collateral received for securities on loan is invested in securities identified in the Schedules of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund.

          Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Funds bear the risk of delay in recovery of, or

44  Allianz Funds Semi-Annual Report | 12.31.06

even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Funds also bear the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG and affiliate to the Trust, is the securities lending agent for the Trust.

          Short Sales. The Funds may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

3. FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”), an indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”) serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

          Each of the Funds also has a sub-adviser, which under supervision of AGIFM, directs the investments of the Fund’s assets. The advisory fees

          Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee						Administration Fee*

	All Classes		Inst’l Class(1)		Admin. Class(1)		Class A, B and C(2)		Class D(2)		Class R(2)

NACM Emerging Markets Opportunities Fund	0.90%		0.45%		N/A		0.60%		0.60%		N/A
NACM Global Fund	0.70%		0.35%		0.35%		0.50%		0.50%		0.50%
NACM International Fund	0.60%		0.45%		0.45%		0.60%		0.60%		0.60%
NACM Pacific Rim Fund	0.90%		0.45%		N/A		0.60%		0.60%		N/A
NFJ International Value Fund	0.60%		0.45%		N/A		0.60%		0.60%		N/A
RCM Biotechnology Fund	0.90	%(5)	N/A		N/A		0.40%		0.40%		N/A
RCM Global Resources Fund	0.70%		0.35%		N/A		0.50%		0.50%		N/A
RCM Global Small-Cap Fund	1.00%		0.35%		N/A		0.50%		0.50%		N/A
RCM Healthcare Fund	0.80	%(6)	N/A		N/A		0.50%		0.50%		N/A
RCM International Growth Equity Fund	0.50%		0.45%		0.45%		0.60%		0.60%		N/A
RCM Technology Fund	0.90%		0.30	%(3)	0.30	%(3)	0.45	%(4)	0.45	%(4)	N/A

(1)

The Administrative Fee rate for Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A, B, C, D and R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(3)

The Administrative Fee rate for RCM Technology Fund Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(4)

The Administrative Fee rate for RCM Technology Fund Classes A, B, C and D is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C and D shares.

(5)

Effective January 1, 2007, the Fund’s advisory fee has been reduced by 0.05%, to 0.85%. In addition, effective October 1, 2007, the Fund’s advisory fee will be further reduced by 0.05%, to 0.80%. These advisory fee reductions will continue until at least December 31, 2007.

(6)	Effective January 1, 2007, the Fund’s advisory fee has been reduced by 0.05%, to 0.75%. This advisory fee reduction will continue until at least December 31, 2007.

*

Effective January 1, 2006, to the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

          Redemption Fees. Investors in Class D shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges.

          In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

          A new 30 day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). Redemption Fees are not paid separately, but are deducted automatically from the

12.31.06 | Allianz Funds Semi-Annual Report  45

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor.

          Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

          The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

          Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) an indirect wholly-owned subsidiary of Allianz Global, serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2006.

          Pursuant to separate Distribution Servicing Plans for Class A, Class B, Class C and Class R shares, the Distributor receives (i) in connection with the distribution of Class B, Class C and Class R shares of the Trust, certain distributions fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust.

          Pursuant to the Distribution and Servicing Plans adopted by the D Class of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the D Class. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee (%)	Servicing Fee (%)

Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
All Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

          AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the period ended December 31, 2006, AGID received $554,307 representing commissions (sales charges) and contingent deferred sales charges.

          Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

          Trustees, other than those affiliated with AGIFM, Allianz Global Investors of America L.P. (“Allianz”), or a Sub-Adviser receive receive an annual retainer of $80,000 ($160,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. The Chairman of the Trustees receives a $20,000 annual retainer for his service as an ex officio member of each Committee of the Board of Trustees. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees as if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

46  Allianz Funds Semi-Annual Report | 12.31.06

4. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

          Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the period ended December 31, 2006, were as follows (amounts in thousands):

	Purchases	Sales

NACM Emerging Markets Opportunities Fund	$39,541	$17,198
NACM Global Fund	23,304	21,460
NACM International Fund	416,687	281,363
NACM Pacific Rim Fund	112,862	85,914
NFJ International Value Fund	88,172	4,418
RCM Biotechnology Fund	36,151	73,165
RCM Global Resources Fund	9,549	6,890
RCM Global Small-Cap Fund	59,838	73,519
RCM Healthcare Fund	136,972	156,221
RCM International Growth Equity Fund	14,580	15,777
RCM Technology Fund	1,364,877	1,381,777

5. TRANSACTIONS IN WRITTEN OPTIONS

Transactions in written options were (amounts in thousands, except for numbers of contracts):

	RCM Biotechnology Fund		RCM Healthcare Fund		RCM Technology Fund

	Contracts	Premiums Received	Contracts	Premiums Received	Contracts	Premiums Received

Balance at 6/30/2006	1,380	$286	2,504	$314	16,085	$2,908
Sales	8,071	559	16,234	2,084	171,075	23,317
Closing Buys	(5,081)	(296)	(15,846)	(2,208)	(96,073)	(15,806)
Exercises	—	—	—	—	(632)	(134)
Expirations	(4,370)	(549)	(2,892)	(190)	(1,787)	(479)

Balance at 12/31/2006	—	$—	—	$—	88,668	$9,806

6. FEDERAL INCOME TAX MATTERS

At December 31, 2006, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

NACM Emerging Markets Opportunities Fund	$23,949	$15,373	$(116)	$15,257
NACM Global Fund	38,893	4,981	(649)	4,332
NACM International Fund	532,999	75,114	(1,324)	73,790
NACM Pacific Rim Fund	310,790	50,471	(3,750)	46,721
NFJ International Value Fund	273,065	27,418	(1,057)	26,361
RCM Biotechnology Fund	186,171	26,426	(8,472)	17,954
RCM Global Resources Fund	10,518	1,328	(142)	1,186
RCM Global Small-Cap Fund	219,223	61,595	(3,553)	58,042
RCM Healthcare Fund	106,838	6,260	(1,994)	4,266
RCM International Growth Equity Fund	71,297	19,320	(310)	19,010
RCM Technology Fund	1,207,754	268,267	(7,416)	260,851

12.31.06 | Allianz Funds Semi-Annual Report  47

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

7. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands, figures for the period ended 6/30/06 are audited.):

	NACM Emerging Markets Opportunities Fund						NACM Global Fund

	Six Months Ended 12/31/2006		Period from 4/1/06 to 6/30/06		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class D	7	$165	—	$—	—	$—	17	$320	45	$768
Other Classes	841	17,194	183	3,900	444	7,698	471	8,379	1,575	26,751

Issued in reinvestment of dividends and distributions
Class D	—	—	—	—	—	—	2	48	1	10
Other Classes	27	543	—	—	19	307	101	1,838	41	683

Cost of shares redeemed
Class D	—	—	—	—	—	—	(7)	(136)	(13)	(215)
Other Classes	(337)	(7,617)	(73)	(1,454)	(1,558)	(23,859)	(288)	(5,093)	(453)	(7,640)

Net increase (decrease) resulting from Fund share transactions	538	$10,285	110	$2,446	(1,095)	$(15,854)	296	$5,356	1,196	$20,357

	NACM International Fund				NACM Pacific Rim Fund				NFJ International Value Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class D	615	$13,846	202	$4,253	2,011	$29,353	2,283	$32,324	92	$1,867	194	$3,756
Other Classes	8,214	188,093	14,251	292,085	2,883	41,309	14,300	190,805	4,356	89,689	5,726	106,752

Issued in reinvestment of dividends and Distributions
Class D	30	707	1	24	204	2,990	27	346	4	91	1	25
Other Classes	818	19,354	203	3,876	758	11,027	233	3,022	110	2,370	39	716

Cost of shares redeemed
Class D	(88)	(1,999)	(36)	(742)	(545)	(7,944)	(1,302)	(17,500)	(10)	(203)	(20)	(351)
Other Classes	(1,577)	(36,287)	(2,448)	(50,115)	(2,055)	(29,379)	(3,973)	(53,133)	(418)	(8,475)	(672)	(12,179)

Net increase (decrease) resulting from Fund share transactions	8,012	$183,714	12,173	$249,381	3,256	$47,356	11,568	$155,864	4,134	$85,339	5,268	$98,719

48  Allianz Funds Semi-Annual Report | 12.31.06

	RCM Biotechnology Fund				RCM Global Resources Fund				RCM Global Small-Cap Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class D	68	$1,632	454	$11,928	10	$160	14	$233	151	$4,423	873	$24,648
Other Classes	108	2,591	500	13,127	288	4,647	193	3,435	890	24,672	4,681	124,574

Issued in reinvestment of dividends and distributions
Class D	—	—	—	—	1	26	—	—	—	—	—	—
Other Classes	—	—	—	—	50	825	49	737	—	—	—	—

Cost of shares redeemed
Class D	(1,308)	(31,944)	(3,509)	(91,244)	(2)	(37)	—	—	(328)	(9,002)	(281)	(7,520)
Other Classes	(293)	(7,053)	(650)	(16,421)	(84)	(1,379)	(74)	(1,138)	(1,092)	(30,146)	(1,530)	(40,293)

Net increase (decrease) resulting from Fund share transactions	(1,425)	$(34,774)	(3,205)	$(82,610)	263	$4,242	182	$3,267	(379)	$(10,053)	3,743	$101,409

	RCM Healthcare Fund				RCM International Growth Equity Fund				RCM Technology Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class D	57	$1,264	534	$11,900	23	$292	39	$485	422	$15,727	2,459	$95,219
Other Classes	92	2,011	510	11,234	623	7,962	1,837	22,158	2,661	100,818	9,694	375,341

Issued in reinvestment of dividends and distributions
Class D	—	—	—	—	1	17	1	14	—	—	—	—
Other Classes	—	—	—	—	26	354	49	562	—	—	—	—

Cost of shares redeemed
Class D	(744)	(16,485)	(2,541)	(56,080)	(30)	(401)	(31)	(363)	(1,267)	(46,658)	(2,405)	(90,124)
Other Classes	(285)	(6,187)	(905)	(19,555)	(720)	(9,239)	(1,497)	(17,575)	(5,359)	(199,085)	(10,393)	(393,916)

Net increase (decrease) resulting from Fund share transactions	(880)	$(19,397)	(2,402)	$(52,501)	(77)	$(1,015)	398	$5,281	(3,543)	$(129,198)	(645)	$(13,480)

†       Commencement of operations

8. LEGAL PROCEEDINGS

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements.

          Since February 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory

12.31.06 | Allianz Funds Semi-Annual Report 49

Notes to Financial Statements (Cont.)
(Unaudited)
December 31, 2006

proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

          It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM, PEA and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

9. FUND REORGANIZATION

NACM Emerging Markets Opportunities Fund reorganized on August 18, 2006, when the Nicholas-Applegate Emerging Markets Opportunities Fund (the “NACM Fund”) reorganized into a corresponding Fund of the Allianz Funds, a Massachusetts business trust. The NACM Fund transferred substantially all of its assets and liabilities in exchange for Institutional Class shares of the NACM Emerging Markets Opportunities Fund. Prior to August 18, 2006, the NACM Fund bore expenses incurred specifically on its behalf plus an allocation of its share of the Nicholas-Applegate Institutional Funds.

10. PAYMENTS FROM AFFILIATES

AGIFM has identified transactions in which certain Funds’ purchase of shares of exchange-traded index funds caused that Funds’ ownership of other investment companies to exceed the Funds’ investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Funds for losses identified in that review.

          As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused certain Funds’ ownership of other investment companies to exceed the statutory limit on ownership of voting stock. The SEC staff requested AGIFM reimburse those Funds for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Funds for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to those Funds. RCM Technology Fund was reimbursed $39,452 ($0.001 per share) in connection with this matter.

          During the year-ended June 30, 2006 the Adviser reimbursed RCM Global Small-Cap Fund, RCM Healthcare Fund and RCM Technology Fund, $11,116 (less than $0.005 per share), $21,237 (less than $0.005 per share), and $797,642 ($0.02 per share) respectively. These amounts fully resolve a review of the extent to which the Funds had made filings to participate in class action settlements for which they were eligible during certain periods prior to December 2005.

          During the year-ended June 30, 2006 the Fund’s Sub-Adviser reimbursed RCM Biotechnology Fund and RCM Global Small-Cap Fund $2,247 (less than $0.005 per share), and $2,422 (less than $0.005 per share), respectively for realized losses resulting from trading errors.

          During the period ended December 31, 2006 Sub-Adviser reimbursed RCM International Growth Equity Fund $69 (less than $0.005 per share), for realized losses resulting from trading errors.

50  Allianz Funds Semi-Annual Report | 12.31.06

Board Approval of Investment Advisory and Portfolio Management Agreements
(Unaudited)
December 31, 2006

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the particular sub-adviser for each Fund (collectively, the “Agreements”). The sub-advisers for the Funds appearing in this report include RCM Capital Management LLC (“RCM”), Nicholas-Applegate Capital Management LLC (“NACM”), and NFJ Investment Group L.P. (“NFJ”) (collectively, the “Sub-Advisers”).

          At an in-person meeting held in December 2006, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2007. At in-person meetings held in the first-half of 2006, the Board and the Independent Trustees unanimously approved, for an initial 2-year term, the Agreements with respect to the Allianz NACM Emerging Markets Opportunities Fund (the “New Fund”), which commenced operations in 2006.

          The material factors and conclusions that formed the basis of these approvals for the Funds, including the New Fund, are discussed below.

REVIEW PROCESS

The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Advisers furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in most cases through the Board’s Contracts Committee) met in person and telephonically a number of times from October to December 2006 (and earlier with respect to the New Fund), both with management and in private sessions, for the specific purpose of considering the proposed continuation (or, in the case of the New Fund, the proposed initial approval) of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data by the Board’s Performance Committee at each regular meeting and periodic presentations from the Sub-Advisers with respect to the Funds they manage.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed approvals with representatives of the Adviser and the Sub-Advisers and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Adviser and the Sub-Advisers. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either in writing or orally.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account in their review those interests of all the Allianz Funds that were in common.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Advisers. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment programs used by each Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Advisers, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries, and assets under management and other information relating to the financial resources of the Adviser and the Sub-Advisers, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Advisers, noting that the Funds are multi-manager funds. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees also took into account shareholder expectations that the Adviser and applicable Sub-Advisers would be managing the Funds.

          The Trustees noted that, pursuant to the Portfolio Management Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Advisers implement the Funds’ investment programs (subject to the terms of the prospectus), analyze economic trends, evaluate the risk/return characteristics of the Funds, construct the Funds’ portfolios, monitor the Funds’ compliance with investment restrictions, and report to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Advisers in managing the Funds and the in-house research capabilities of the Sub-Advisers. They also considered various investment resources available to the Sub-Advisers, including research services acquired with “soft dollars” available to the Sub-Advisers as a result of securities transactions effected for the Funds and other clients. The Trustees reviewed each Sub-Adviser’s compliance program, including enhancements made during the past year.

12.31.06 | Allianz Funds Semi-Annual Report  51

Board Approval of Investment Advisory and Portfolio Management Agreements (Cont.)
(Unaudited)
December 31, 2006

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Advisers, the Adviser provides or procures through third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services that are ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel to serve as Fund officers, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements: that the scope of the services provided to the Funds by the Adviser and the Sub-Advisers under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers to the Funds.

FUND PERFORMANCE

In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, including comparisons of each Fund’s investment results with those of mutual funds in a peer universe, as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended June 30, 2006, together with an analysis of the comparative performance information prepared by an independent consultant. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by each Sub-Adviser to that of each Fund managed by such Sub-Adviser. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees or their independent consultant.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          Funds Sub-Advised By NACM (NACM Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the NACM Pacific Rim, Global, and International Funds. Only one and three years of performance information were presented for each NACM Fund other than for the NACM Pacific Rim and International Funds (as to which five-year performance was presented) because of their short existences. The comparative information showed that for all NACM Funds, performance was above median for the performance universes for all periods. Because the NACM Emerging Markets Opportunity Fund had not yet commenced operations at the time of consideration of the Agreements, it had no past investment performance to be reviewed by the Trustees. The Trustees took into account the performance records and expertise of the lead members of this New Fund’s portfolio management team.

          NFJ International Value Fund. The Trustees reviewed information showing performance of the Institutional Class shares of the NFJ International Value Funds. Only one and three years of performance information were presented for the NFJ International Value Fund because of its short existence. The comparative information showed that for the NFJ International Value Fund, performance was above median for the performance universe for all periods.

          Funds Sub-Advised by RCM (RCM Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the RCM Technology, International Growth Equity, Global Small-Cap, Biotechnology, Healthcare, and Global Resources Funds. The comparative information showed that performance for the RCM Global Small-Cap Fund was above median for its performance universe for all periods. For the RCM International Growth Equity Fund, performance was below the median (in the fourth quartile) for the five-year period, but was above the median for the one-, three- and ten-year periods. For the RCM Technology Fund, performance was below the median (in the third quartile) for the one-year period, but was at or above the median for the three-, five- and ten-year periods. Only one year of performance information was presented for the RCM Global Resources Fund because of its short existence, but it was above the median for this period. Only one and three years of performance information were presented for the RCM Biotechnology and Healthcare Funds because of their short existences and both were below the median (in the fourth quartile) for the performance universes for both periods.

          Based on this and other information, and taking into account fee waivers proposed for certain Funds as described under “Fees and Other Expenses” below, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Advisers’ services were of a nature, quality and extent sufficient to support continuation (or, in the case of the New Fund, initial approval) of the Agreements.

FEES AND OTHER EXPENSES

The Trustees considered the advisory fees paid by each Fund to the Adviser and sub-advisory fees paid by the Adviser to the Sub-Advisers. In doing so, the Trustees reviewed a report from an independent consultant, which analyzed comparisons of Funds’ fees and expenses to their Lipper peer groups. The Trustees also considered the administrative fee rate paid by each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Advisers, and the services provided by the Adviser, on the one hand, and the Sub-Advisers, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vi) each Fund’s total expenses as compared to those funds in their peer groups and peer universes as provided by Lipper.

          The Trustees also considered information showing the advisory fees charged by the Sub-Advisers to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Advisers by the Adviser with respect to the Funds were not necessarily as low as the fee rates charged by the Sub-Advisers to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Advisers to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Funds, and the expenses associated with the more extensive regulatory regime governing registered funds.

52  Allianz Funds Semi-Annual Report | 12.31.06

          The Trustees also considered and evaluated the administrative fees paid by each Fund under the Administration Agreement, including in light of the total expenses of the Funds and the total expenses of competitor funds as reflected in the Lipper materials. The Trustees noted that, in connection with the contract review process in prior years, they had negotiated with the Adviser to observe administrative fee breakpoints for each Fund and share class under the Administration Agreement, and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes). The Trustees considered the savings realized by shareholders under this arrangement, noting that a number of Funds had reached sufficient size for these administrative fee breakpoints to result in fee reductions.

          The Trustees reviewed information provided by Lipper and an independent consultant comparing each Fund’s advisory fee, and ratios of total expenses (less Rule 12b-1/distribution fees) to net assets (“total expense ratios”) for one or two share classes (retail and/or institutional share classes, depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds, for the most recent fiscal year. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and other sources that were not independently verified by the Trustees.

          NACM Funds. For all NACM Funds other than the NACM Pacific Rim Fund, advisory fees were below median for the expense group. For the NACM Pacific Rim Fund, advisory fees were above median (in the third quartile) for the expense group. For all NACM Funds, total expense ratios were below median for retail and institutional expense groups. Although the NACM Emerging Markets Opportunity Fund had not yet commenced operations, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the NACM Emerging Markets Opportunity Fund’s share classes with the fees and expenses of comparable share classes of comparable mutual funds identified by the Adviser.

          NFJ International Value Fund. For the NFJ International Value Fund the advisory fees and total expense ratios were below median for all expense groups.

          RCM Funds. For the RCM International Growth Equity Fund the advisory fees and total expense ratios were below median for all expense groups. For the RCM Biotechnology, Healthcare, and Global Resources Funds, the advisory fees and total expense ratios were above median (in the third quartile) for all expense groups. For the RCM Technology and Global Small-Cap Funds, the advisory fees and total expense ratios were above median (in the fourth quartile) for all expense groups.

          The Trustees evaluated each Fund’s advisory fees based on comparative fee and expense information and other factors, including Fund performance, the Adviser’s estimated profitability from its relationship with each Fund (described below) and possible economies of scale (described below). In light of these factors, the Trustees recommended that a portion of the advisory fees of certain Funds be waived by the Adviser for a one-year period. After discussions, the Adviser agreed to waive advisory fees as follows for the one-year period ending December 31, 2007: for the RCM Biotechnology Fund, a waiver of 5 basis points commencing on January 1, 2007 and an additional 5 basis points commencing on October 1, 2007; and for the RCM Healthcare Fund, a waiver of 5 basis points commencing on January 1, 2007.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Advisers in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the advisory fee waivers that the Adviser agreed to observe for certain Funds as described above.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

The Trustees reviewed information regarding the cost of services provided by the Adviser (which took into account the sub-advisory fees paid to the Sub-Advisers and the costs incurred by the Sub-Advisers in providing services to the Funds) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2006. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the methodology used and the profitability information provided. The Trustees noted that, at the request of the Independent Trustees, certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability, and they noted their belief that further refinements were possible.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

POSSIBLE FALL-OUT BENEFITS

The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Advisers from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Advisers and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from each Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to Sub-Advisers in connection with trade execution for the Funds (soft dollar arrangements). The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

12.31.06 | Allianz Funds Semi-Annual Report  53

Board Approval of Investment Advisory and Portfolio Management Agreements (Cont.)
(Unaudited)
December 31, 2006

POSSIBLE ECONOMIES OF SCALE

The Trustees considered the extent to which the Adviser and the Sub-Advisers may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds had not previously contained breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders, and, as previously noted, certain of the Funds had already reached sufficient size for the administrative fee breakpoints to result in fee reductions. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

CONCLUSIONS

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation (and, in the case of the New Fund, initial approval) of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

54  Allianz Funds Semi-Annual Report | 12.31.06

Allianz Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“AGIFM”)
1345 Avenue of the Americas
New York, NY 10105

Sub-Advisers

NFJ Investment Group L.P.
Nicholas-Applegate Capital Management LLC
RCM Capital Management LLC

Distributor

Allianz Global Investors Distributors LLC (“AGID”)
2187 Atlantic Street
Stamford, CT 06902

Custodian

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.
P.O. Box 9688
Providence, RI 02940

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110

For Account Information

For Allianz Funds account information contact your financial adviser, or if you receive account statements directly from Allianz Global Investors Distributors/PFPC, you can also call (800) 426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

¾	PIMCO	¾	Cadence Capital Management	¾	Nicholas-Applegate

¾	NFJ Investment Group	¾	RCM	¾	Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/05. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2007. For information about any product, contact your financial advisor.

AZ016SA_17065

Allianz Funds
Semi-Annual Report

DECEMBER 31, 2006

Stock Funds

Share Class R

GROWTH STOCK FUNDS

Allianz RCM Large-Cap
Growth Fund

Allianz OCC Growth Fund
(Formerly PEA Growth Fund)

Allianz CCM Capital
Appreciation Fund

Allianz CCM Mid-Cap Fund

Allianz RCM Mid-Cap Fund

BLEND STOCK FUND

Allianz OCC Equity Premium
Strategy Fund
(Formerly PEA Equity Premium Strategy Fund)

VALUE STOCK FUNDS

Allianz NFJ Large-Cap Value Fund

Allianz OCC Value Fund

Allianz NFJ Dividend Value Fund

Allianz OCC Renaissance Fund

Allianz NFJ Small-Cap Value Fund

GLOBAL STOCK FUND

Allianz NACM Global Fund

INTERNATIONAL STOCK FUND

Allianz NACM International Fund

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

FUND	Fund Summary	Schedule of Investments

Allianz CCM Capital Appreciation Fund	6	19
Allianz CCM Mid-Cap Fund	7	21
Allianz NACM Global Fund	8	23
Allianz NACM International Fund	9	24
Allianz NFJ Dividend Value Fund	10	26
Allianz NFJ Large-Cap Value Fund	11	27
Allianz NFJ Small-Cap Value Fund	12	28
Allianz OCC Equity Premium Strategy Fund	13	30
Allianz OCC Growth Fund	14	32
Allianz OCC Renaissance Fund	15	33
Allianz OCC Value Fund	16	35
Allianz RCM Large-Cap Growth Fund	17	36
Allianz RCM Mid-Cap Fund	18	37

2  Allianz Funds

President’s Letter

Dear Shareholder:

We are pleased to present you with this Semi-Annual Report for the Allianz Funds for the six months ended December 31, 2006.

Stocks around the world delivered strong results during the reporting period, supported by solid corporate earnings growth. A weak U.S. dollar continued to fuel investor appetite for international stocks. But U.S. stocks also had a respectable showing as investors focused on positive economic news. Against this favorable backdrop, the MSCI All Country World Index Ex U.S.A. gained 15.46% for the period, compared with 12.75% for the S&P 500 Index.

The upbeat mood helped provide many sectors with healthy returns. In particular, utility, telecom and consumer staples companies produced solid gains overseas. In the U.S., financial and information technology companies were among the top performers during the reporting period. One exception across the board was energy stocks, which pulled back as oil prices hit their lows for the year.

While these results are impressive, investors should keep in mind that it always makes sense to remain well-diversified across many asset classes and sectors. A balanced investment portfolio can help you weather short-term market fluctuations and may enhance long-term return potential.

For more detailed information about how your Allianz Fund performed in this environment, please read the commentary in this report. If you have any questions, please contact your financial advisor. You can also call us at 1-800-427-0107 or visit www.allianzinvestors.com.

As always, we appreciate the confidence you have placed in us and we look forward to serving your investing needs in the future.

Sincerely,

E. Blake Moore, Jr.
President

January 31, 2007

Semiannual Report | December 31, 2006  3

Important Information About the Funds

The inception date on each Fund Summary page is the inception date of the Fund’s oldest share class or classes. The oldest share classes are (Fund/share class): CCM Capital Appreciation/Institutional, CCM Mid-Cap/Institutional, NACM Global/A, NFJ Dividend Value/Institutional & Admin, NFJ Small-Cap Value/Institutional, OCC Equity Premium Strategy/Institutional, OCC Growth/C, OCC Renaissance/C, OCC Value/Institutional, RCM Large-Cap Growth/Institutional, RCM Mid-Cap/Institutional. R shares were first offered in 12/02. The oldest share class for NACM International and NFJ Large-Cap Value is the Institutional share class, and the R shares were first offered in 1/06. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

Proxy Voting

The Funds’ Adviser and each Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by Allianz Funds (the “Trust”) as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-877-4626, on the Allianz Global Investors Web site at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Form N-Q

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-800-426-0107. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4  Allianz Funds

Important Information About the Funds (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 07/01/06 to 12/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

The Russell 1000 Growth Index replaced the S&P 500 Index as the CCM Capital Appreciation Fund’s primary comparative index because the Adviser believes the Russell 1000 Growth Index is more representative of the Fund’s investment strategies. The Russell Midcap Index replaced the Russell Midcap Growth Index as the RCM Mid-Cap Fund’s primary comparative index because the Adviser believes the Russell Midcap Index is more representative of the Fund’s investment strategies.

Prior to November 1, 2006, performance data for all MSCI indices were calculated gross of dividend tax withholding. Performance data presently shown for these indices is net of dividend tax withholding. This recalculation results in lower performance for the indices.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-888-877-4626.

Semiannual Report | December 31, 2006  5

Allianz CCM Capital Appreciation Fund

Portfolio Insights

•

CCM Capital Appreciation Fund seeks growth of capital by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals and whose stock is reasonably valued by the market.

•	Large cap growth stocks rallied in second half of 2006, capping a fourth year of advances for equities. Large caps beat small- and mid-cap stocks for the period and value outperformed growth.

•

An overweight in financial services helped boost performance. St. Paul Travelers built a record of accelerating earnings growth throughout 2006 and investors bid prices of the company’s shares sharply higher in the quarter.

•	Stock selection in consumer staples was positive for performance. Shares of cigarette maker Carolina Group rose on legal developments that were seen as positive for the tobacco industry.

•

Energy exposure hampered fund performance for the period. Our focus on exploration, production and oilfield services companies was a drag on Fund performance as these areas underperformed. Our position in Weatherford suffered as oilfield service companies were pressured by an oversupply of natural gas in North America.

•

An underweight position and stock selection in information technology detracted from relative performance. The fund’s position in Citrix Systems, maker of computer-networking software, was a negative for performance. Citrix shares fell after the company announced revenues below analysts’ estimates. Relative to the benchmark, an underweight position in Microsoft also detracted.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (03/08/91)

Allianz CCM Capital Appreciation Fund Class R	4.34%	6.38%	4.40%	7.87%	11.11%
Russell 1000 Growth Index	10.11%	9.09%	2.70%	5.45%	9.08%
S&P 500 Index	12.75%	15.79%	6.19%	8.42%	11.13%
Lipper Multi-Cap Growth Fund Average	8.15%	8.19%	4.78%	7.52%	10.95%

†	The Fund began operations on 03/08/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	24.7%
Financial Services	19.0%
Healthcare	12.3%
Consumer Discretionary	7.3%
Energy	7.2%
Aerospace	3.8%
Consumer Services	3.6%
Consumer Staples	2.8%
Other	15.8%
Cash & Equivalents — Net	3.5%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class R	Class R

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,043.40	$1,018.40
Expenses Paid During Period	$6.95	$6.87

Expenses are equal to the expense ratio of 1.35% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6  Allianz Funds

Allianz CCM Mid-Cap Fund

Portfolio Insights

•

CCM Mid-Cap Fund seeks growth of capital by normally investing at least 80% of its assets in common stocks of companies with market capitalizations of more than $500 million, excluding the 200 largest capitalization companies.

•

Mid cap growth stocks edged up slightly in the summer of 2006, then rallied towards year’s end. Large cap stocks outperformed in the opening months of the reporting period before market leadership shifted to small and mid cap stocks. Value outperformed growth throughout the period.

•

Fund performance was boosted in part by an overweight in materials companies. Allegheny Technologies Inc. benefited from a rally in steel company stocks as well speculation of takeovers in the industry. International Flavor and Fragrances delivered strong returns despite an environment of mergers and acquisitions among competitors.

•

Healthcare stocks detracted from relative results during the period. Our position in Forest Laboratories detracted from performance. The company’s shares fell with its announced purchase of privately held Cerexa, a developer of antibiotics. Quest Diagnostics suffered one of the biggest drops in the S&P 500 after the company lost a contract with United Health Group Inc.

•

Underperformance in consumer discretionary stocks was attributable in part to weak performance by retailers, including Ann Taylor as well as discount retailer TJX. A disappointing holiday sales season affected both companies. An underweight position relative to the benchmark in Choice Hotels, which delivered strong earnings, also detracted from performance.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/26/91)

Allianz CCM Mid-Cap Fund Class R	0.10%	3.65%	7.21%	8.74%	11.41%
Russell Midcap Growth Index	7.89%	10.64%	8.21%	8.61%	10.72%
Lipper Mid-Cap Core Fund Average	7.59%	12.22%	9.53%	10.18%	10.30%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	20.6%
Financial Services	14.6%
Consumer Discretionary	10.8%
Healthcare	9.7%
Energy	9.0%
Telecommunications	5.7%
Consumer Services	5.1%
Aerospace	3.9%
Other	19.9%
Cash & Equivalents — Net	0.7%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class R	Class R

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,001.00	$1,018.40
Expenses Paid During Period	$6.81	$6.87

Expenses are equal to the expense ratio of 1.35% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  7

Allianz NACM Global Fund

Portfolio Insights

•

NACM Global Fund seeks to achieve maximum long-term capital appreciation by investing primarily in equity securities of companies that the portfolio managers believe are leaders in their respective industries or emerging new players with an established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages.

•	Stock selection was the main reason for the Fund’s modest underperformance, as country allocations helped relative results and sector allocations had minimal effect.

•

Stock selection was weakest in the United States and in the financials and consumer discretionary sectors. Notable detractors from performance included Capital One Financial, a consumer finance firm that experienced declining margins in its U.S. credit card business, and Federated Department Stores, a retailer that struggled to regain lost traffic related to transitioning its May stores into Macy’s.

•

Stock selection in Ireland and the consumer staples sector had a large, positive impact on relative results. The top contributor to the Fund’s absolute and relative performance was C&C Group, a food and beverage manufacturer based in Ireland. The company benefited from strong demand in the United Kingdom for its Magners branded cider.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/19/02)

Allianz NACM Global Fund Class R	11.95%	16.88%	—	—	20.09%
MSCI All Country World Index Net	13.97%	20.95%	—	—	16.84%
Lipper Global Multi-Cap Growth Fund Average	12.89%	18.39%	—	—	16.53%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Country Allocation*

United States	36.5%
Japan	10.0%
France	8.9%
Switzerland	8.0%
Hong Kong	7.3%
United Kingdom	5.6%
Netherlands	3.6%
Germany	2.4%
Other	12.7%
Cash & Equivalents — Net	5.0%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class R	Class R

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,119.50	$1,016.53
Expenses Paid During Period	$9.19	$8.74

Expenses are equal to the expense ratio of 1.72% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8  Allianz Funds

Allianz NACM International Fund

Portfolio Insights

•

NACM International Fund seeks to achieve maximum long-term capital appreciation by investing primarily in companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index.

•

Stock selection, which was particularly strong in Japan, Finland and the information technology sector was a positive for Fund performance. Top-performing holdings included Nintendo, a Japanese video game company that had a successful new product launch; Outokumpu, a Finnish steel producer that enjoyed strong demand for raw steel and value-added steel products; and Foxconn International, a Chinese assembler of cell phone handsets that gained share with existing customers.

•

An underweight in utilities negatively impacted relative results. Utilities was the best-performing sector in the index, supported by merger activity among European names and positive macroeconomic trends for Japanese companies. Stock selection in France and the health care sector also detracted. The share price of Sanofi-Aventis, a French pharmaceutical manufacturer, declined as the company sought to defend the patent on its blockbuster drug Plavix.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (05/07/01)

Allianz NACM International Fund Class R	14.16%	29.95%	20.05%	—	15.24%
MSCI EAFE Index Net	14.69%	26.35%	14.98%	—	9.93%
Lipper International Multi-Cap Core Fund Average	14.74%	25.23%	14.52%	—	10.13%

†	The Fund began operations on 05/07/01. Index comparisons began on 04/30/01.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Country Allocation*

Japan	26.6%
United Kingdom	17.1%
France	8.3%
Sweden	5.2%
Switzerland	3.6%
Hong Kong	3.6%
Netherlands	3.5%
Italy	3.5%
Other	23.4%
Cash & Equivalents — Net	5.2%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

	Class R	Class R

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,141.60	$1,016.43
Expenses Paid During Period	$9.39	$8.84

Expenses are equal to the expense ratio of 1.74% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  9

Allianz NFJ Dividend Value Fund

Portfolio Insights

•

NFJ Dividend Value Fund seeks current income with long-term growth of capital as a secondary objective, by investing at least 80% of its assets in common stocks that pay or are expected to pay dividends.

•

U.S. value stocks rallied in the period, as equity markets capped a fourth year of advances. Value-oriented stocks outperformed growth stocks and large cap stocks beat small and mid caps for the period.

•

Stock selection among consumer staples companies were a positive for Fund performance. Shares of grocery company Supervalu rallied in the period. Over the past year, Supervalu acquired retail properties Albertson’s, Osco Drug and Sav-on. Total revenue and net sales more than doubled from 2005 to 2006.

•

Stock selection in the information technology sector benefited relative performance with holdings IBM and Seagate Technology both delivering solid gains. Both companies delivered solid earnings growth for the period.

•

In healthcare, pharmaceutical company Merck was boosted by a series of court decisions involving the company’s Vioxx drug therapy. The decisions seem to indicate the company’s legal strategy of fighting each and every case rather than negotiating a group settlement may be paying off.

•

Stock selection in energy detracted from returns, primarily as a result of not holding shares of Exxon Mobil. Rising share prices for the Texas oil company added $97 billion in value to shareholders’ balance sheets.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (05/08/00)

Allianz NFJ Dividend Value Fund Class R	13.83%	23.82%	13.04%	—	13.34%
Russell 1000 Value Index	14.70%	22.21%	10.85%	—	8.31%
Lipper Equity Income Fund Average	12.44%	18.41%	8.61%	—	7.12%

†	The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	22.5%
Energy	15.2%
Consumer Staples	13.4%
Consumer Discretionary	8.4%
Healthcare	8.1%
Telecommunications	6.3%
Industrial	5.3%
Information Technology	4.2%
Other	7.6%
Cash & Equivalents — Net	9.0%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class R	Class R

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,138.30	$1,018.55
Expenses Paid During Period	$7.11	$6.72

Expenses are equal to the expense ratio of 1.32% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10  Allianz Funds

Allianz NFJ Large-Cap Value Fund

Portfolio Insights

•

NFJ Large-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in common stocks issued by large-cap companies with below-average P/E ratios relative to the market and their respective industry groups.

•

Large cap value stocks advanced steadily in the second half of 2006, capping a fourth year of advances for equities. Value-oriented stocks outperformed growth stocks and large caps beat small- and mid-cap stocks.

•

In utilities, TXU Corp., the largest power producer in Texas, dropped amid lower electricity prices and higher fuel costs in an environment where wholesale power prices on average dropped about 25 percent since peaking after Hurricanes Katrina and Rita in 2005.

•

Health care and financials contributed positively. Holdings in insurance companies Allstate and St. Paul Travelers benefited relative returns. Insurers enjoyed strong pricing power in 2006 justified by high levels of settlements from disasters in recent years Allstate posted strong earnings after passing the peak of the hurricane season unscathed a year after Katrina.

•

As fuel prices settled, investor enthusiasm cooled for the exploration, production and refining companies we hold, detracting from returns. Share prices for large integrated oil companies held up better in this environment and our lack of exposure to Exxon Mobil or Chevron detracted from performance. Among industrials, Masco Corp., the maker of Delta faucets and KraftMaid cabinets said profit fell because it couldn’t pass on higher raw-material and fuel prices to customers quickly enough.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (05/08/00)

Allianz NFJ Large-Cap Value Fund Class R	11.33%	20.55%	12.17%	—	12.23%
Russell Top 200 Index	15.65%	23.00%	8.66%	—	5.58%
Lipper Large-Cap Value Fund Average	12.77%	18.00%	7.88%	—	6.46%

†	The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	31.0%
Energy	15.0%
Consumer Discretionary	11.8%
Industrial	9.3%
Materials & Processing	8.1%
Consumer Staples	6.7%
Healthcare	5.9%
Telecommunications	4.9%
Other	3.0%
Cash & Equivalents — Net	4.3%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class R	Class R

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,113.30	$1,018.30
Expenses Paid During Period	$7.30	$6.97

Expenses are equal to the expense ratio of 1.37% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  11

Allianz NFJ Small-Cap Value Fund

Portfolio Insights

•

NFJ Small-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in the common stocks of companies with market capitalizations of between $100 million and $3.5 billion at the time of investment. The Fund invests primarily in dividend-paying stocks with below-average P/E ratios relative to the market and their respective industry groups.

•

Small cap value stocks rallied in the second half of the year. Large cap stocks outperformed during the period, especially in the opening months of the period. However, market leadership shifted as small and mid cap stocks gained momentum. Value outperformed growth throughout the period.

•	Underweighting and stock selection decisions in the financials sector contributed positively to performance. The fund’s position in Nationwide Health boosted returns.

•

Utilities and materials stocks also contributed positively. Shares of Alabama oil and natural gas company Energen Corp advanced on recognition and acceptance of its extraction methods to remove natural gas from coal beds.

•

Stock selection decisions in the industrials sector was the most significant detractor from relative returns. Positions in trucking company Arkansas Best and manufacturing supply company Albany International were among the holdings that underperformed.

•

The Fund’s underweight in telecommunications weighed on relative returns. The Fund did not hold optical communications company Broadwing, which advanced on news that Level 3 Communications Inc. was buying it and its 19,000 miles of urban-based fiber optic cable.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (10/01/91)

Allianz NFJ Small-Cap Value Fund Class R	8.72%	18.23%	16.23%	13.02%	13.86%
Russell 2000 Value Index	11.81%	23.48%	15.37%	13.27%	15.18%
Lipper Small-Cap Value Fund Average	8.75%	16.57%	13.66%	12.05%	13.41%

†	The Fund began operations on 10/01/91. Index comparisons began on 09/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Industrial	23.0%
Financial Services	18.6%
Utilities	11.0%
Materials & Processing	10.9%
Energy	10.9%
Consumer Discretionary	7.7%
Consumer Staples	7.5%
Healthcare	3.0%
Other	1.5%
Cash & Equivalents — Net	5.9%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

	Class R	(5% return before expenses) Class R

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,087.20	$1,017.69
Expenses Paid During Period	$7.84	$7.58

Expenses are equal to the expense ratio of 1.49% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

12  Allianz Funds

Allianz OCC Equity Premium Strategy Fund (formerly PEA Equity Premium Strategy Fund)

Portfolio Insights

•

OCC Equity Premium Strategy Fund seeks long-term growth of capital and current income by normally investing at least 65% of its assets in stocks of companies with market capitalizations of greater than $5 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. The S&P 500 was up almost 13% during the second half of the year, continuing the bounce that began very late in the second quarter. All sectors participated in the advance. The Russell 1000 Value Index outperformed both the S&P 500 Index and the Russell 1000 Growth Index.

•

Within the option strategy, as of December 31, 2006, approximately 60% of the portfolio was covered. The current average duration of the options trades is 58 days. Most of the Fund’s option positions expired out of the money.

•

Within the stock portfolio, the Fund’s relative performance was helped by strong stock selection in the technology sector. Cisco Systems advanced on strong revenue growth and positive sales growth forecasts for 2007 that exceeded Street analysts’ expectations. Apple Computer extended its gains on favorable business prospects.

•	Strong stock selection in materials also aided relative performance. Phelps Dodge received a $25 billion bid from Freeport-McMoRan, which is trying to boost its copper reserves.

•

Stock selection was disappointing in the energy sector. Arch Coal fell on concerns about supply disruption, and both Arch and Peabody Energy fell on market concerns about falling coal and natural gas prices.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/28/94)

Allianz OCC Equity Premium Strategy Fund Class R	12.91%	16.87%	5.56%	10.09%	12.20%
S&P 500 Index	12.75%	15.79%	6.19%	8.42%	11.76%
Lipper Large-Cap Core Fund Average	11.68%	13.52%	4.83%	6.86%	10.07%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	18.1%
Energy	16.5%
Technology	15.2%
Healthcare	11.2%
Materials & Processing	5.2%
Capital Goods	4.0%
Transportation	3.8%
Consumer Staples	3.6%
Other	10.1%
Cash & Equivalents — Net	12.3%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

	Class R	(5% return before expenses) Class R

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,129.10	$1,017.49
Expenses Paid During Period	$8.21	$7.78

Expenses are equal to the expense ratio of 1.53% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  13

Allianz OCC Growth Fund (formerly PEA Growth Fund)

Portfolio Insights

•

OCC Growth Fund seeks long-term growth of capital, by normally investing at least 65% of its assets in common stocks of growth companies with market capitalizations of at least $5 billion. The Fund will normally invest in stocks that the portfolio managers consider to have above-average growth prospects (relative to companies in the same industry or the market as a whole).

•

The stock market rose sharply during the quarter, fueled by higher corporate earnings, slower and more sustainable economic growth, marginally lower core inflation, and the Federal Reserve’s decision to keep short-term interest rates at 5.25%.

•

Relative returns were boosted by strong stock selection in industrials, where the Fund’s sector performance outperformed the Russell 1000 Growth Index’s industrial holdings. In particular, the Fund benefited from its investment in metal manufacturer Precision Cast-parts.

•

Performance was also helped by our stock selection in the technology sector. Apple Computer, the portfolio’s largest holding, was the top contributor during the last six months of 2006. Internet equipment provider Cisco Systems also helped lift the technology sector as the company advanced on news of record financial results and a positive business outlook.

•

Detracting from performance was the Fund’s exposure to the energy sector, where many stocks declined as oil prices retreated from their mid-August highs. Stock selection in the consumer discretionary sector also hurt performance. In particular, Federated Department Stores and Best Buy were detractors.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (02/24/84)

Allianz OCC Growth Fund Class R	12.35%	14.66%	3.00%	5.31%	11.55%
Russell 1000 Growth Index	10.11%	9.09%	2.70%	5.45%	11.50%
Lipper Large-Cap Growth Fund Average	8.05%	5.61%	2.15%	5.55%	10.48%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Healthcare	21.5%
Technology	18.7%
Financial Services	12.3%
Consumer Staples	8.3%
Energy	7.0%
Consumer Discretionary	6.9%
Telecommunications	5.8%
Consumer Services	5.2%
Other	11.6%
Cash & Equivalents — Net	2.7%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

	Class R	(5% return before expenses) Class R

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,123.50	$1,018.05
Expenses Paid During Period	$7.60	$7.22

Expenses are equal to the expense ratio of 1.42% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

14  Allianz Funds

Allianz OCC Renaissance Fund

Portfolio Insights

•

OCC Renaissance Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with market capitalizations from $1 billion to $10 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. Almost all sectors participated in the advance, while the energy sector trailed. The Russell 1000 Value Index outperformed both the Standard & Poor’s 500 Index and the Russell 1000 Growth Index. Small-cap and mid-cap stocks outperformed large cap stocks increases in both the MSCI EAFE index and the S&P 500 index.

•

Performance was helped during the reporting period by strong stock selection in the consumer discretionary sector. TJX Cos. reported higher third-quarter earnings, beating Street estimates and increasing its fourth-quarter guidance. In addition, the company has implemented improvements in cost management and merchandising.

•

Disappointing stock selection in the financial sector detracted from fund performance. One example was Conseco, which experienced continued earnings challenges in long-term care and a delay in an expected ratings upgrade. Another example was CIT Group, which declined when quarterly expenses grew faster than revenues. In addition, the stock was hurt by market concerns about deterioration in credit quality.

•	Performance was also hurt by sector allocation and stock selection within the utilities sector. Two relative detractors include Entergy Corp and American Electric.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/18/88)

Allianz OCC Renaissance Fund Class R	11.14%	11.76%	7.53%	14.48%	13.36%
Russell Midcap Value Index	12.32%	20.21%	15.88%	13.64%	14.44%
Lipper Multi-Cap Core Fund Average	10.53%	13.43%	6.61%	8.59%	11.25%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	30.4%
Utilities	9.6%
Consumer Discretionary	8.0%
Consumer Services	7.5%
Healthcare	7.5%
Technology	6.8%
Energy	6.3%
Aerospace	6.1%
Other	17.0%
Cash & Equivalents — Net	0.8%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

	Class R	(5% return before expenses) Class R

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,111.40	$1,017.64
Expenses Paid During Period	$7.98	$7.63

Expenses are equal to the expense ratio of 1.50% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  15

Allianz OCC Value Fund

Portfolio Insights

•

OCC Value Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with market capitalizations of more than $5 billion at the time of investment.

•

The strongest quarter for equity markets in two years brought a robust year to a close. Almost all sectors participated in the advance, while the energy sector trailed. The Russell 1000 Value Index outperformed both the Standard & Poor’s 500 Index and the Russell 1000 Growth Index for the six month period.

•

The Fund’s relative outperformance was due in part to strong stock selection in the financial sector. The Fund saw particular strength in insurance stocks, namely MBIA, Hartford Financial Services and AIG. In addition, brokerage firms performed well. Merrill Lynch and Morgan Stanley were among the top performing stocks in the financial services sector.

•

Relative performance was also helped by strong selection in the energy sector. ConocoPhillips was one of the top contributors overall, rising 23% during the reporting period as it moved towards what we consider a more reasonable valuation.

•

Stock selection in the health care sector was a detractor from relative performance. For example, Sanofi-Aventis declined on news that a Canadian drug maker was shipping a generic competitor to Sanofi’s best-selling Plavix blood thinner.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)

Allianz OCC Value Fund Class R	17.66%	20.26%	9.03%	12.56%	13.50%
Russell 1000 Value Index	14.70%	22.21%	10.85%	11.00%	13.05%
Lipper Large-Cap Value Fund Average	12.77%	18.00%	7.88%	8.42%	11.03%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Financial Services	36.7%
Energy	16.7%
Healthcare	9.7%
Telecommunications	7.2%
Utilities	5.0%
Building/Construction	5.0%
Consumer Services	4.3%
Capital Goods	4.2%
Other	10.5%
Cash & Equivalents — Net	0.7%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class R	Class R

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,176.60	$1,018.35
Expenses Paid During Period	$7.46	$6.92

Expenses are equal to the expense ratio of 1.36% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

16  Allianz Funds

Allianz RCM Large-Cap Growth Fund

Portfolio Insights

•	RCM Large-Cap Growth Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in stocks of U.S. companies with market capitalizations of at least $3 billion.

•	Our growth style has faced a considerable headwind recently. In large cap, value stocks (Russell 1000 Value) outperformed growth issues (Russell 1000 Growth) by 4.62% during the period.

•

The S&P 500 Index reached its low for the during the six month period in July, correcting on interest rate and inflation concerns, before reversing course. Strong earnings, receding fears about interest rates and a retreat in oil prices from $77 per barrel allowed stocks to climb over the rest of the year. The Index reached a six year high on December 15.

•

The rapid retreat in oil prices over the period negatively impacted the Fund’s energy holdings. These stocks (e.g. Weatherford International) typically include smaller and therefore less diversified companies but with significantly faster earnings growth than the larger, fully integrated exploration and production companies (e.g. Exxon-Mobil). We continue to hold these stocks and believe fundamental strengths have not been compromised.

•

Conversely, consumer discretionary stocks helped returns, and Coach Inc. was one of the strongest performers. Limited competition in the accessible luxury handbag category has given Coach the opportunity to take market share while maintaining pricing power.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)

Allianz RCM Large-Cap Growth Fund Class R	8.55%	6.59%	2.33%	7.87%	7.87%
S&P 500 Index	12.75%	15.79%	6.19%	8.42%	8.42%
Lipper Large-Cap Growth Fund Average	8.05%	5.61%	2.15%	5.55%	5.55%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	19.8%
Healthcare	19.1%
Financial Services	15.7%
Energy	8.2%
Consumer Staples	8.1%
Telecommunications	6.9%
Consumer Discretionary	6.3%
Capital Goods	5.1%
Other	9.9%
Cash & Equivalents — Net	0.9%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class R	Class R

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,085.50	$1,018.30
Expenses Paid During Period	$7.20	$6.97

Expenses are equal to the expense ratio of 1.37% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report | December 31, 2006  17

Allianz RCM Mid-Cap Fund

Portfolio Insights

•

RCM Mid-Cap Fund seeks long-term capital appreciation by normally investing 80% of its net assets in equity securities of small to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Midcap Growth Index.

•

Mid cap stocks performed strongly during the second half of 2006 thanks to the surge that took place in the final five months of the year. A favorable Federal Reserve interest rate policy, strong corporate profits, and easing energy prices contributed to a strong market. Value stocks significantly outpaced growth stocks. The Russell Midcap Value Index gained 12.33% in the final six months of the year, outperforming the Russell Midcap Growth Index by over 4%.

•

Stock selection was positive during the period. Areas of strength include stock selection in industrials, consumer discretionary, and health care. In the consumer discretionary sector, retailers Coach and Dick’s Sporting Goods, along with apparel manufacturer Polo Ralph Lauren, were among the top 10 relative outperformers in the Fund. Polo Ralph Lauren shares benefited from third quarter earnings results that exceeded even the most optimistic expectations. The company delivered double-digit retail and wholesale sales growth and expanded margins. Future growth initiatives include expansion of its Rugby retail concept stores and retail in Asia.

•	In contrast, technology and telecommunication services stock selection detracted from performance, largely due to semiconductor and communications equipment holdings in the Fund.

•

Overall sector allocation was negative. Notably, energy was the only sector in the Russell Mid-cap Growth Index to deliver a negative return in the second half of 2006. The Fund’s overweight exposure to energy lowered relative returns.

Average Annual Total Return for the period ended December 31, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception† (11/06/79)

Allianz RCM Mid-Cap Fund Class R	7.20%	6.47%	4.37%	7.05%	14.55%
Russell Midcap Index	9.94%	15.27%	12.88%	12.14%	15.09%
Russell Midcap Growth Index	7.89%	10.64%	8.21%	8.61%	—
Lipper Mid-Cap Growth Fund Average	5.46%	8.54%	5.88%	7.52%	12.52%

†	The Fund began operations on 11/06/79. Index comparisons began on 10/31/79.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See page 4 for more information. The inception of the RCM Mid-Cap Fund pre-dates the inception of the Russell Midcap Growth Index. As such, no numbers are presented for the inception period for the index.

*	Cumulative return.

Cumulative Returns Through December 31, 2006

Sector Breakdown*

Technology	22.9%
Healthcare	14.4%
Consumer Discretionary	13.8%
Energy	7.9%
Financial Services	7.7%
Consumer Staples	7.2%
Consumer Services	5.8%
Capital Goods	4.8%
Other	14.3%
Cash & Equivalents — Net	1.2%

*	% of net assets as of December 31, 2006

Annual Fund Operating Expenses	Actual Performance	Hypothetical Performance

		(5% return before expenses)
	Class R	Class R

Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,072.00	$1,017.90
Expenses Paid During Period	$7.57	$7.37

Expenses are equal to the expense ratio of 1.45% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

18  Allianz Funds

Schedule of Investments
CCM Capital Appreciation Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—96.5%

Aerospace—3.8%
Boeing Co. (b)	224,850	$19,976
General Dynamics Corp.	293,560	21,826
Lockheed Martin Corp.	197,070	18,144

		59,946

Building/Construction—1.5%
Jacobs Engineering Group, Inc. (a)	282,060	22,999

Capital Goods—2.7%
Cooper Industries Ltd., Class A	235,830	21,326
Textron, Inc.	225,270	21,124

		42,450

Communications—1.3%
Omnicom Group, Inc. (b)	192,170	20,089

Consumer Discretionary—7.3%
Harley-Davidson, Inc.	255,650	18,016
International Game Technology (b)	530,790	24,522
J.C. Penney Co., Inc. (b)	233,250	18,044
Kohl’s Corp. (a)	284,620	19,477
McDonald’s Corp.	452,910	20,078
Nordstrom, Inc. (b)	318,890	15,734

		115,871

Consumer Services—3.6%
Marriott International, Inc., Class A (b)	383,270	18,290
McGraw-Hill Cos., Inc.	282,270	19,200
McKesson Corp.	371,970	18,859

		56,349

Consumer Staples—2.8%
Loews Corp. - Carolina Group	366,780	23,738
Safeway, Inc. (b)	603,790	20,867

		44,605

Energy—7.2%
Anadarko Petroleum Corp.	398,220	17,331
ENSCO International, Inc.	366,670	18,356
Halliburton Co. (b)	646,160	20,063
Marathon Oil Corp.	214,250	19,818
Noble Corp. (b)	245,810	18,718
Schlumberger Ltd. (b)	308,830	19,506

		113,792

Financial Services—19.0%
ACE Ltd.	272,550	16,508
Allstate Corp.	247,640	16,124
American Express Co.	320,420	19,440
American International Group, Inc.	281,000	20,136
Bank of America Corp.	345,490	18,446
Chubb Corp.	305,080	16,142
Charles Schwab Corp.	974,220	18,841
Goldman Sachs Group, Inc.	95,770	19,092
JP Morgan Chase & Co.	399,480	19,295
Lehman Brothers Holdings, Inc.	245,500	19,178
Merrill Lynch & Co., Inc.	218,300	20,324
Morgan Stanley	265,170	21,593
Progressive Corp.	803,260	19,455
ProLogis Group, Inc., REIT	295,110	17,934
Prudential Financial, Inc. (b)	234,760	20,156
St. Paul Travelers Cos., Inc.	305,080	16,380

		299,044

	Shares	Value (000s)

Healthcare—12.3%
Aetna, Inc.	450,190	$19,439
Amgen, Inc. (a)(b)	304,260	20,784
Baxter International, Inc.	406,820	18,872
Becton Dickinson & Co.	293,810	20,611
Biogen Idec, Inc. (a)	396,860	19,522
Forest Laboratories, Inc. (a)	379,010	19,178
Genentech, Inc. (a)(b)	215,030	17,445
Johnson & Johnson	275,000	18,156
Merck & Co., Inc. (b)	401,520	17,506
Schering-Plough Corp.	977,550	23,109

		194,622

Hotels/Gaming—1.1%
Starwood Hotels & Resorts Worldwide, Inc.	285,460	17,841

Materials & Processing—2.6%
Freeport-McMoran Copper & Gold, Inc., Class B (b)	379,350	21,141
Precision Castparts Corp.	260,740	20,411

		41,552

Multi-Media—1.3%
Walt Disney Co. (b)	606,650	20,790

Technology—24.7%
American Tower Corp. (a)	494,360	18,430
Apple Computer, Inc. (a)	233,360	19,798
Applied Materials, Inc.	1,033,230	19,063
BMC Software, Inc. (a)	642,900	20,701
Cisco Systems, Inc. (a)	1,210,900	33,094
Comcast Corp., Class A (a)(b)	678,750	28,731
Corning, Inc. (a)	1,090,510	20,403
Dell, Inc. (a)	703,350	17,647
DIRECTV Group, Inc. (a)	800,570	19,966
Electronic Data Systems Corp.	711,320	19,597
Emerson Electric Co.	468,760	20,668
Hewlett-Packard Co.	418,960	17,257
InterActiveCorp (a)	521,600	19,383
International Business Machines Corp.	212,750	20,669
Lam Research Corp. (a)	338,190	17,119
MEMC Electronic Materials, Inc. (a)	494,700	19,363
Microsoft Corp.	661,400	19,749
NVIDIA Corp. (a)	519,970	19,244
Sun Microsystems, Inc. (a)	3,498,240	18,961

		389,843

Telecommunications—1.5%
AT&T, Inc. (b)	655,810	23,445

Utilities—2.5%
FirstEnergy Corp.	325,930	19,653
FPL Group, Inc.	357,770	19,470

		39,123

Waste Disposal—1.3%
Waste Management, Inc.	550,460	20,240

Total Common Stock (cost—$1,392,579)		1,522,601

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—16.3%

Collateral Invested for Securities on Loan (d)—12.8%
Allianz Dresdner Daily Asset Fund (e)	11,133,890	$11,134

	Principal Amount (000s)

Altius I Funding Corp., 5.348% due 1/12/07 (c)	$10,000	9,979
Bank of America N.A.,
5.363% due 6/19/07, FRN (c)	10,000	10,000
5.363% due 11/8/07, FRN (c)	20,000	20,000
5.383% due 1/2/07	19,000	19,000
Bear Stearns Cos., Inc., 5.433% due 1/2/07	10,000	10,000
Credit Suisse First Boston, 5.394% due 1/12/07, FRN	5,000	4,999
G Street Finance Corp., 5.333% due 1/24/07	11,000	10,958
Giro Funding U.S. Corp., 5.319% due 2/5/07 (c)	10,000	9,944
Goldman Sachs Group L.P., 5.443% due 12/18/07 (c)	5,000	5,000
HSH Nordbank AG, 5.36% due 11/21/07, FRN (c)	10,000	10,000
KKR Atlantic Funding Trust, 5.348% due 1/3/07 (c)	5,000	4,996
Merrill Lynch & Co., 5.336% due 7/27/07, FRN	5,000	5,000
Morgan Stanley,
5.372% due 4/5/07	5,000	5,000
5.38% due 2/2/07, FRN	3,000	3,000
Natexis Banques Populaires, 5.348% due 3/7/07, FRN	3,000	3,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.33% due 2/22/07	10,000	10,000
5.34% due 5/30/07	10,000	9,999
Sigma Finance, Inc., FRN (c),
5.363% due 4/16/07	5,000	5,000
5.367% due 12/6/07	10,000	10,000
5.368% due 6/20/07	15,000	15,000
Societe Generale, 5.25% due 1/2/07	4,005	4,005
Toyota Motor Credit Corp., 5.304% due 8/17/07, FRN	5,000	4,999

		203,013

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  19

Schedule of Investments (cont.)
CCM Capital Appreciation Fund
December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—3.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $54,659; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $55,726 including accrued interest cost (cost—$54,629)	$54,629	$54,629

Total Short-Term Investments (cost—$257,527)		257,642

Total Investments
(cost—$1,650,106)—112.8%		1,780,243

Liabilities in excess of
other assets—(12.8)%		(201,357)

Net Assets—100.0%		$1,578,886

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $197,090; cash collateral of $202,480 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

20  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
CCM Mid-Cap Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.3%

Aerospace—3.9%
DRS Technologies, Inc. (b)	326,730	$17,212
Goodrich Corp.	362,780	16,525
Rockwell Collins, Inc.	244,040	15,445

		49,182

Capital Goods—3.7%
Carlisle Cos., Inc.	198,560	15,587
Harsco Corp.	196,820	14,978
Joy Global, Inc.	328,560	15,883

		46,448

Chemicals—2.5%
Airgas, Inc.	338,160	13,702
Celanese Corp.	675,650	17,486

		31,188

Communications—1.3%
Interpublic Group of Cos., Inc. (a)(b)	1,342,180	16,428

Consumer Discretionary—10.8%
Coach, Inc. (a)	332,600	14,288
Harley-Davidson, Inc.	212,170	14,952
International Game Technology (b)	334,340	15,446
Newell Rubbermaid, Inc. (b)	530,360	15,354
Nordstrom, Inc.	258,790	12,769
Polo Ralph Lauren Corp., Class A	205,340	15,947
Saks, Inc.	895,430	15,957
Steelcase, Inc.	870,010	15,799
TJX Cos., Inc.	539,130	15,376

		135,888

Consumer Services—5.1%
Alliance Data Systems Corp. (a)	261,270	16,322
Convergys Corp. (a)	717,510	17,062
Hilton Hotels Corp.	441,150	15,396
MGM Mirage, Inc. (a)	280,150	16,067

		64,847

Consumer Staples—3.6%
Corn Products International, Inc.	466,560	16,115
Dean Foods Co. (a)	339,890	14,370
Jarden Corp. (a)	413,440	14,384

		44,869

Energy—9.0%
Cameron International Corp. (a)(b)	277,450	14,719
Grant Prideco, Inc. (a)	347,990	13,839
Mirant Corp. (a)	491,760	15,525
National-Oilwell Varco, Inc. (a)	191,290	11,703
Oceaneering International, Inc. (a)	358,180	14,220
Smith International, Inc.	295,890	12,152
Superior Energy Services (a)	480,700	15,709
Tesoro Corp.	225,220	14,813

		112,680

	Shares	Value (000s)

Environmental Services—2.5%
Allied Waste Industries, Inc. (a)	1,348,990	$16,579
Republic Services, Inc.	365,200	14,853

		31,432

Financial Services—14.6%
AG Edwards, Inc.	277,140	17,540
Ambac Financial Group, Inc.	180,900	16,113
Ameriprise Financial, Inc.	292,860	15,961
Apartment Investment & Management Co., REIT (b)	277,210	15,529
Assurant, Inc.	277,750	15,346
CB Richard Ellis Group, Inc., Class A (a)	393,380	13,060
Cbot Holdings, Inc. (a)(b)	102,970	15,597
CNA Financial Corp. (a)(b)	393,800	15,878
Developers Diversified Realty Corp., REIT (b)	247,630	15,588
Eaton Vance Corp.	492,910	16,271
Lincoln National Corp.	258,000	17,131
Nasdaq Stock Market, Inc. (a)	314,630	9,688

		183,702

Healthcare—9.7%
AmerisourceBergen Corp.	331,670	14,912
C.R. Bard, Inc.	181,710	15,076
Cephalon, Inc. (a)(b)	201,360	14,178
Forest Laboratories, Inc. (a)	341,760	17,293
Humana, Inc. (a)	278,030	15,378
ImClone Systems, Inc. (a)	459,160	12,287
Laboratory Corp. of America Holdings (a)(b)	215,840	15,858
VCA Antech, Inc. (a)	534,540	17,207

		122,189

Materials & Processing—3.8%
Allegheny Technologies, Inc.	161,550	14,649
International Flavors & Fragrances, Inc.	357,140	17,557
Precision Castparts Corp.	197,110	15,430

		47,636

Technology—20.6%
Ametek, Inc.	488,770	15,562
Amphenol Corp., Class A (b)	216,290	13,427
Applera Corp.—Applied Biosystems Group	428,730	15,730
Cadence Design Systems, Inc. (a)	876,430	15,697
Dolby Laboratories, Inc. (a)	511,240	15,859
Expedia, Inc. (a)	763,430	16,017
Global Payments, Inc.	344,980	15,973
LSI Logic Corp. (a)(b)	1,509,840	13,589
Mettler Toledo International, Inc. (a)	163,210	12,869
National Instruments Corp.	583,563	15,896
NCR Corp. (a)	339,960	14,537
NutriSystem, Inc. (a)(b)	236,560	14,995
QLogic Corp. (a)	750,560	16,452
Thermo Fisher Scientific, Inc. (a)	346,370	15,687
Thomas & Betts Corp. (a)	351,110	16,600
VeriFone Holdings, Inc. (a)(b)	423,700	14,999
Waters Corp. (a)	305,260	14,949

		258,838

	Shares	Value (000s)

Telecommunications—5.7%
American Tower Corp. (a)	397,770	$14,829
Avaya, Inc. (a)	1,168,010	16,329
Crown Castle International Corp. (a)(b)	477,070	15,409
Leap Wireless International, Inc. (a)	217,360	12,926
Qwest Communications International, Inc. (a)(b)	1,454,350	12,173

		71,666

Utilities—2.5%
Allegheny Energy, Inc. (a)	341,430	15,675
Centerpoint Energy, Inc. (b)	973,080	16,134

		31,809

Total Common Stock (cost—$1,170,847)		1,248,802

SHORT-TERM INVESTMENTS—16.0%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—15.3%
Bank of America N.A.,
5.362% due 11/8/07, FRN (c)	$5,000	5,000
5.383% due 1/2/07	21,000	21,000
Bear Stearns Cos., Inc., 5.433% due 1/2/07	10,000	10,000
Citigroup Global Markets, Inc., 5.383% due 1/2/07	41,000	41,000
Credit Suisse First Boston, 5.394% due 1/12/07, FRN	5,000	4,999
Giro Funding U.S. Corp., 5.319% due 2/5/07 (c)	15,000	14,917
Goldman Sachs Group L.P., 5.443% due 12/18/07 (c)	5,000	5,000
HSH Nordbank AG,
5.31% due 1/16/07	5,000	5,000
5.36% due 11/21/07, FRN (c)	10,000	10,000
KKR Atlantic Funding Trust, 5.348% due 1/3/07 (c)	10,000	9,993
Merrill Lynch & Co., 5.336% due 7/27/07, FRN	5,000	5,000
Morgan Stanley,
5.372% due 8/17/07	5,000	5,000
5.38% due 2/2/07, FRN	3,000	3,000
Natexis Banques Populaires, 5.348% due 3/7/07, FRN	5,000	5,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.33% due 2/22/07	10,000	9,999
5.34% due 5/30/07	10,000	9,998
Sigma Finance, Inc., FRN (c),
5.367% due 12/6/07	20,000	20,000
5.369% due 4/5/07	5,000	5,002
Societe Generale, 5.25% due 1/2/07	976	976

		192,884

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  21

Schedule of Investments (cont.)
CCM Mid-Cap Fund
December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—0.7%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $8,467; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $8,632 including accrued interest (cost—$8,462)	$8,462	$8,462

Total Short-Term Investments (cost—$201,256)		201,346

Total Investments (cost—$1,372,103)—115.3%		1,450,148

Liabilities in excess of other assets—(15.3)%		(192,963)

Net Assets—100.0%		$1,257,185

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $186,355; cash collateral of $192,373 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these Securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

22  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
 NACM Global Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—95.0%

Bermuda—0.9%
Orient-Express Hotels Ltd.	8,000	$379

France—8.9%
Alcatel S.A. ADR	34,500	491
Alten (a)	13,091	487
AXA S.A.	15,782	636
Pinault-Printemps-Redoute S.A.	3,216	480
SOITEC (a)	10,651	376
Total S.A.	10,758	774
Veolia Environnement	8,106	618

		3,862

Germany—2.4%
Henkel KGaA	4,076	527
Siemens AG	5,244	515

		1,042

Greece—1.2%
OPAP S.A.	13,730	530

Hong Kong—7.3%
AAC Acoustic Technology Holdings, Inc. (a)	346,000	329
Cheung Kong Ltd.	49,000	602
Hutchison Telecommunications
International Ltd. (a)	196,000	496
Hutchison Whampoa Ltd.	46,000	466
Jardine Matheson Holdings Ltd.	20,400	435
Melco International Development	194,000	461
New World Development Ltd.	190,000	381

		3,170

Indonesia—1.2%
PT Indosat Tbk.	665,000	505

Ireland—2.3%
CRH PLC	13,362	556
Icon PLC ADR (a)	12,100	456

		1,012

Italy—2.3%
Luxottica Group SpA	13,661	419
Unicredito Italiano SpA	65,950	576

		995

Japan—10.0%
Aichi Corp.	41,600	404
Asics Corp.	35,000	439
Chugai Pharmaceutical Co., Ltd.	25,200	519
Japan Tobacco, Inc.	115	556
Mitsubishi Tokyo Financial Group, Inc.	41	509
NGK Spark Plug Co., Ltd.	16,000	301
Nisshinbo Industries, Inc.	25,000	259
Nitori Co., Ltd.	6,750	292
Sumco Corp.	6,300	532
Sumitomo Mitsui Financial Group, Inc.	52	532

		4,343

	Shares	Value (000s)

Netherlands—3.6%
Koninklijke Ahold NV (a)	40,808	$433
Koninklijke (Royal) Philips Electronics NV	13,873	522
Royal Numico NV	11,593	622

		1,577

South Korea—1.5%
Samsung Electronics Co., Ltd.	1,008	661

Spain—1.4%
Tecnicas Reunidas S.A. (a)	15,337	588

Sweden—0.9%
Assa Abloy AB	18,400	399

Switzerland—8.0%
Adecco S.A.	5,306	362
Nestle S.A.	1,407	499
Panalpina Welttransport Holding AG	4,105	559
Roche Holdings AG	4,280	766
Sika AG (a)	250	387
UBS AG	11,595	702
Ypsomed Holding AG (a)	2,227	204

		3,479

Taiwan—1.0%
United Microelectronics Corp. ADR	130,200	454

United Kingdom—5.6%
ARM Holdings PLC	247,075	606
IG Group Holdings PLC	90,893	517
International Power PLC	86,735	646
Standard Chartered PLC	23,305	679

		2,448

United States—36.5%
3M Co.	7,500	584
Affiliated Managers Group, Inc. (a)	4,500	473
American International Group, Inc.	10,300	738
Ansys, Inc. (a)	7,800	339
Bank of America Corp.	12,900	689
Capital One Financial Corp.	6,200	476
Celgene Corp. (a)	7,800	449
Celgene Corp. (a)	7,800	449
Cerner Corp. (a)	9,400	428
ConocoPhillips	7,900	568
Corning, Inc. (a)	29,500	552
DaVita, Inc. (a)	6,000	341
Federated Department Stores, Inc.	10,400	397
Genzyme Corp. (a)	4,800	296
Harman International Industries, Inc.	5,800	579
Humana, Inc. (a)	5,300	293
ITT Industries, Inc.	8,400	477
JP Morgan Chase & Co.	10,700	517
Lexmark International, Inc. (a)	8,700	637
Martin Marietta Materials, Inc.	5,000	520
Morgan Stanley	6,700	546
Occidental Petroleum Corp.	12,100	591
Oracle Corp. (a)	31,300	537
Praxair, Inc.	10,100	599
QUALCOMM, Inc.	11,400	431

	Shares	Value (000s)

Quiksilver, Inc. (a)	19,700	$310
Raytheon Co.	7,500	396
Tim Hortons, Inc.	16,600	481
UnitedHealth Group, Inc.	9,900	532
Valero Energy Corp.	7,300	373
Warnaco Group, Inc. (a)	19,300	490
Wyeth	12,100	616
XTO Energy, Inc.	13,500	635

		15,890

Total Common Stock (cost—$37,106)		41,334

WARRANTS (a)—1.1%

Units

United States—1.1%
Credit Suisse First Boston-Hon Hai Precision Industry Co., Ltd., Expires 11/5/07 (cost—$372)	66,881	476

	Principal Amount (000s)

Repurchase Agreement—3.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $1,416; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $1,446 including accrued interest (cost—$1,415)	$1,415	1,415

Total Investments (cost—$38,893) (b)—99.3%		43,225

Other assets less liabilities—0.7%		274

Net Assets—100.0%		$43,499

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) Securities with an aggregate value of $23,665, which represents 54.38% of net assets, have been fair valued utilizing modeling tools provided by a third- party vendor.

Glossary:

ADR — American Depositary Receipt

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  23

Schedule of Investments
NACM International Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—94.8%

Australia—2.0%
Australia & New Zealand Banking Group Ltd. (b)	238,600	$5,296
BHP Billiton Ltd. (b)	79,400	1,579
Minara Resources Ltd.	322,600	1,486
Oxiana Ltd. (b)	1,419,300	3,531

		11,892

Austria—0.7%
Immoeast AG (a)	297,400	4,176

Belgium—3.0%
Fortis NV, Class B, UNIT	254,000	10,812
InBev NV	100,600	6,619

		17,431

Bermuda—0.5%
Esprit Holdings Ltd.	280,000	3,126

Cayman Islands-—0.8%
Foxconn International Holdings Ltd. (a)	1,482,000	4,862

Denmark—0.9%
Codan A/S	21,900	2,124
Danske Bank A/S	75,300	3,337

		5,461

Finland—2.4%
Outokumpu Oyj	358,800	13,987

France—8.3%
Bacou Dalloz	7,700	1,030
BNP Paribas	65,650	7,142
Capgemini S.A.	20,500	1,283
Credit Agricole S.A.	88,800	3,722
Groupe Steria SCA	13,800	826
Lafarge S.A.	26,400	3,924
Neopost S.A.	9,100	1,142
Renault S.A.	80,800	9,675
Sanofi-Aventis	25,600	2,360
Societe Generale	36,811	6,227
Total S.A.	87,197	6,275
Vallourec S.A.	14,400	4,161
Vivendi Universal S.A.	19,700	768

		48,535

Germany—3.0%
Deutsche Bank AG	105,900	14,069
Deutz AG (a)	118,700	1,566
ThyssenKrupp AG (b)	33,700	1,580

		17,215

Greece—0.7%
Hellenic Telecommunications Organization S.A. (a)	141,100	4,221

Hong Kong—3.6%
China Mobile Ltd.	1,407,000	12,155
Hong Kong Aircraft Engineering	81,000	1,103
Hong Kong Exchange & Clearing Ltd.	462,000	5,064
Yue Yuen Industrial Holdings Ltd.	768,000	2,427

		20,749

	Shares	Value (000s)

Ireland—2.8%
Bank of Ireland	171,000	$3,937
C&C Group PLC	685,200	12,157

		16,094

Italy—3.5%
Banca Popolare di Verona e Novara S.c.r.l. (b)	72,200	2,069
Banche Popolari Unite S.c.r.l.	344,400	9,446
Eni SpA	87,000	2,926
Saipem SpA	76,000	1,972
Telecom Italia SpA	1,290,400	3,888

		20,301

Japan—26.6%
Brother Industries Ltd.	635,000	8,589
Canon, Inc.	221,500	12,470
Denso Corp.	38,400	1,523
FUJIFILM Holdings Corp.	227,000	9,350
Hitachi High Technologies Corp.	165,900	4,921
Honda Motor Co., Ltd.	129,900	5,127
Isuzu Motors Ltd.	212,000	991
Itochu Corp.	910,000	7,459
JFE Holdings, Inc.	41,200	2,118
Kobe Steel Ltd.	498,000	1,704
Konica Minolta Holdings, Inc. (a)	394,000	5,560
Marubeni Corp.	1,296,000	6,566
Mazda Motor Corp.	303,000	2,065
Mitsubishi Corp.	46,400	872
Mitsui & Co., Ltd. (b)	408,000	6,113
Mitsui Chemicals, Inc.	876,000	6,735
Mitsui Trust Holdings, Inc.	63,000	720
Mizuho Financial Group, Inc.	155	1,106
Nintendo Co., Ltd.	42,500	11,003
Nippon Electric Glass Co., Ltd.	108,000	2,265
Nippon Mining Holdings, Inc.	130,000	934
Nippon Suisan Kaisha Ltd.	446,000	2,620
Nippon Yusen KK	1,462,000	10,691
Nipro Corp.	56,000	1,024
Pacific Metals Co., Ltd.	216,000	2,113
Ricoh Co., Ltd.	98,000	1,996
Star Micronics Co., Ltd.	69,000	1,379
Sumco Corp.	37,000	3,127
Sumitomo Corp.	243,000	3,638
Sumitomo Metal Industries Ltd.	1,311,000	5,692
Suzuki Motor Corp. (b)	150,400	4,239
Toyota Motor Corp.	289,900	19,402
Yamaha Motor Co., Ltd.	41,000	1,289

		155,401

Netherlands—3.5%
Heineken NV	118,900	5,649
ING Groep NV	60,300	2,665
Koninklijke (Royal) KPN NV	182,700	2,593
Royal Dutch Shell PLC, Class B	108,600	3,797
USG People NV (b)	129,500	5,640

		20,344

Norway—3.4%
DnB NOR ASA	542,200	7,672
Ementor ASA (a)	242,000	1,356
Orkla ASA	191,500	10,799

		19,827

	Shares	Value (000s)

Singapore—0.3%
SembCorp Marine Ltd. (b)	904,000	$2,002

Spain—2.9%
Acerinox S.A. (b)	136,600	4,148
ACS Actividades Construcciones y Servicios S.A.	86,600	4,870
Inditex S.A.	82,100	4,416
Telefonica S.A.	154,628	3,283

		16,717

Sweden—5.2%
Nordea Bank AB	218,000	3,351
Sandvik AB	417,100	6,041
Skandinaviska Enskilda Banken AB, Class B	242,400	7,681
Swedbank AB	216,800	7,855
Swedish Match AB	150,500	2,810
TeliaSonera AB	345,500	2,828

		30,566

Switzerland—3.6%
Novartis AG	91,100	5,233
Roche Holdings AG	50,410	9,019
Swiss Reinsurance	57,500	4,873
Zurich Financial Services AG	8,142	2,185

		21,310

United Kingdom—17.1%
AstraZeneca PLC	134,519	7,209
Aviva PLC	43,940	705
Barclays PLC	710,405	10,143
Barratt Developments PLC	65,600	1,581
BHP Billiton PLC	232,500	4,258
British American Tobacco PLC	177,900	4,982
BT Group PLC	907,900	5,364
Firstgroup PLC	127,500	1,430
GlaxoSmithKline PLC	386,826	10,182
HBOS PLC	143,488	3,172
Kazakhmys PLC	149,400	3,224
Man Group PLC	532,300	5,433
Marks & Spencer Group PLC	452,700	6,344
Reckitt Benckiser PLC	40,400	1,843
Royal Bank of Scotland Group PLC	122,900	4,783
Royal Dutch Shell PLC, Class A	152,200	5,307
Scottish & Newcastle PLC	651,000	7,118
Scottish Power PLC	420,200	6,145
Tate & Lyle PLC	202,900	3,048
Wimpey George PLC	170,400	1,855
WM Morrison Supermarkets PLC	1,220,700	6,076

		100,202

Total Common Stock (cost—$480,629)		554,419

24  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments  (cont.)
NACM International Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—8.9%

Collateral Invested for Securities on Loan (c)(d)-4.8%
Allianz Dresdner Daily Asset Fund	28,216,936	$28,217

	Principal Amount (000s)

Repurchase Agreement—4.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $24,166;collateralized by Federal Home Loan Bank, 4.125%, due 2/15/08, valued at $24,636 including accrued interest (cost—$24,153)	$24,153	24,153

Total Short Term Investments (cost—$52,370)		52,370

Total Investments (cost—$532,999) (e)—103.7%		606,789

Liabilities in excess of other assets—(3.7)%		(21,691)

Net Assets—100.0%		$585,098

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $27,333; cash collateral of $28,217 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from the securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $541,949, which represents 92.63% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

UNIT — More than one class of securities traded together.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  25

Schedule of Investments
NFJ Dividend Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—91.0%

Consumer Discretionary—8.4%
CBS Corp. (a)	3,173,200	$98,940
Mattel, Inc. (a)	3,280,000	74,325
Stanley Works (a)	1,525,000	76,692
V.F. Corp.	920,900	75,588
Whirlpool Corp. (a)	1,550,000	128,681

		454,226

Consumer Staples—13.4%
Altria Group, Inc.	1,397,000	119,891
Anheuser-Busch Cos., Inc. (a)	2,100,000	103,320
Coca-Cola Co. (a)	2,198,400	106,073
HJ Heinz Co.	2,023,900	91,096
Kimberly-Clark Corp.	1,530,000	103,963
Reynolds American, Inc. (a)	1,545,199	101,164
Supervalu, Inc.	2,645,200	94,566

		720,073

Energy—15.2%
Anadarko Petroleum Corp. (a)	3,000,000	130,560
Chevron Corp. (a)	1,600,000	117,648
ConocoPhillips	1,613,100	116,062
Marathon Oil Corp.	2,350,000	217,375
Occidental Petroleum Corp.	2,400,000	117,192
PetroChina Co., Ltd. ADR (a)	850,000	119,663

		818,500

Financial Services—22.5%
Allstate Corp.	1,581,400	102,965
Bank of America Corp. (a)	1,900,000	101,441
Duke Realty Corp., REIT (a)	791,000	32,352
Freddie Mac	1,514,400	102,828
JPMorgan Chase & Co.	1,812,000	87,519
Key Corp.	2,267,000	86,214
Lincoln National Corp.	1,500,000	99,600
Morgan Stanley (a)	1,020,000	83,059
Regions Financial Corp. (a)	4,050,000	151,470
St. Paul Travelers Cos., Inc.	1,731,000	92,937
Wachovia Corp. (a)	1,828,200	104,116
Washington Mutual, Inc. (a)	3,610,000	164,219

		1,208,720

Healthcare—8.1%
GlaxoSmithKline PLC ADR	2,187,000	115,386
Merck & Co., Inc.	2,303,200	100,420
Pfizer, Inc. (a)	8,500,000	220,150

		435,956

Industrial—5.3%
Deere & Co.	1,200,000	114,084
Masco Corp. (a)	3,100,000	92,597
RR Donnelley & Sons Co.	2,256,700	80,203

		286,884

Information Technology—4.2%
International Business Machines Corp.	1,150,200	111,742
Seagate Technology, Inc. (a)	4,200,000	111,300

		223,042

Materials & Processing (a)—3.7%
Dow Chemical Co.	2,400,000	95,856
Lyondell Chemical Co.	4,100,000	104,837

		200,693

	Shares	Value (000s)

Telecommunications—6.3%
AT&T, Inc. (a)	3,320,000	$118,690
Verizon Communications, Inc.	3,000,000	111,720
Windstream Corp.	7,690,944	109,365

		339,775

Utilities—3.9%
DTE Energy Co. (a)	1,833,000	88,736
KeySpan Corp.	786,000	32,367
Sempra Energy (a)	1,590,000	89,104

		210,207

Total Common Stock (cost—$4,316,050)		4,898,076

SHORT-TERM INVESTMENTS—20.9%

Collateral Invested for Securities on Loan (c)—9.7%
Allianz Dresdner Daily Asset Fund (d)	52,679,725	52,680

	Principal Amount (000s)

Altius I Funding Corp., 5.348% due 1/12/07 (b)	$18,000	17,963
Bank of America N.A., FRN (b),
5.362% due 11/8/07	40,000	40,000
5.363% due 6/19/07	20,000	20,000
Credit Suisse First Boston, 5.394% due 1/12/07, FRN	20,000	19,994
Giro Funding U.S. Corp. (b), 5.319% due 2/5/07	25,000	24,861
Goldman Sachs Group L.P., 5.443% due 12/18/07 (b)	18,000	18,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (b)	8,000	8,000
HSH Nordbank AG, 5.36% due 11/21/07, FRN (b)	10,000	10,000
KKR Atlantic Funding Trust (b),
5.326% due 1/3/07	9,000	8,993
5.348% due 1/3/07	30,000	29,978
Merrill Lynch & Co., 5.336% due 7/27/07, FRN	10,000	10,000
Morgan Stanley,
5.372% due 4/5/07	10,000	10,000
5.38% due 2/2/07, FRN	2,000	2,000
5.394% due 2/15/07, FRN	10,000	10,007
Morrigan TRR Funding LLC, 5.381% due 1/12/07 (b)	25,000	24,948
Northern Rock PLC, 5.390% due 8/3/07, FRN (b)	2,000	2,000
Ormond Quay Funding LLC (b),
5.330% due 2/22/07	25,000	24,999
5.332% due 1/19/07	20,000	19,996
5.340% due 5/30/07	39,000	38,994
Scaldis Capital LLC, 5.307% due 1/8/07 (b)	5,000	4,993
Sigma Finance, Inc., FRN (b),
5.363% due 4/16/07	20,000	19,998
5.367% due 12/6/07	30,000	30,000
5.368% due 6/20/07	15,000	15,000
5.369% due 4/5/07	10,000	10,004
Societe Generale, 5.250% due 1/2/07	35,251	35,251
Toyota Motor Credit Corp., 5.304% due 8/17/07, FRN	13,500	13,498

		522,157

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—11.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $604,080, collateralized by Federal Home Loan Bank,3.625%—4.125%, due 9/14/07-1/15/08 valued at $474,016 including accrued interest; and Fannie Mae, 3.125%–5.75%, due12/15/07–2/15/08, valued at 141,812 including accrued interest (cost—$603,751)	$603,751	$603,751

Total Short-Term Investments (cost—$1,125,525)		1,125,907

Total Investments (cost—$5,441,575)—111.9%		6,023,984

Liabilities in excess of other assets—(11.9)%		(641,734)

Net Assets—100.0%		$5,382,250

Notes to Schedule of Investments
(amounts in thousands):

(a) All or portion of securities on loan with an aggregate market value of $506,973; cash collateral of $520,853 was received with which the Fund purchased short-term investments.

(b) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(c) Securities purchased with the cash proceeds from the securities on loan.

(d) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

26  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
NFJ Large-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—95.7%

Consumer Discretionary—11.8%
Carnival Corp. (a)	56,000	$2,747
CBS Corp.	166,700	5,198
Federated Department Stores, Inc.	67,900	2,589
Fortune Brands, Inc.	29,700	2,536
Gannett Co., Inc. (a)	86,700	5,242
General Motors Corp. (a)	123,000	3,779
Johnson Controls, Inc.	32,100	2,758
Limited Brands, Inc.	93,500	2,706
McDonald’s Corp.	58,500	2,593
Paccar, Inc. (a)	37,400	2,427

		32,575

Consumer Staples—6.7%
Altria Group, Inc.	62,100	5,329
Anheuser-Busch Cos., Inc.	54,500	2,681
Archer-Daniels-Midland Co.	85,000	2,717
Coca-Cola Enterprises, Inc.	115,600	2,361
Kimberly-Clark Corp.	77,900	5,293

		18,381

Energy—15.0%
Apache Corp. (a)	124,200	8,260
ConocoPhillips	157,800	11,354
GlobalSantaFe Corp.	93,000	5,466
Occidental Petroleum Corp.	168,500	8,228
Valero Energy Corp.	158,500	8,109

		41,417

Financial Services—31.0%
Allstate Corp.	162,100	10,554
Bank of America Corp.	148,000	7,902
Citigroup, Inc.	153,200	8,533
Countrywide Financial Corp. (a)	122,500	5,200
Freddie Mac	118,500	8,046
Key Corp.	208,400	7,926
Lehman Brothers Holdings, Inc. (a)	100,800	7,875
MetLife, Inc. (a)	135,000	7,966
Simon Property Group, Inc., REIT (a)	54,900	5,561
St. Paul Travelers Cos., Inc.	147,400	7,914
Washington Mutual, Inc.	176,000	8,006

		85,483

Healthcare—5.9%
Cigna Corp.	19,300	2,539
Johnson & Johnson	41,000	2,707
Merck & Co., Inc.	125,800	5,485
Pfizer, Inc.	210,600	5,455

		16,186

Industrial—9.3%
3M Co.	34,900	2,720
Burlington Northern Santa Fe Corp.	37,200	2,746
Deere & Co.	50,400	4,791
General Electric Co.	74,200	2,761
Masco Corp.	244,600	7,306
Northrop Grumman Corp.	77,000	5,213

		25,537

	Shares	Value (000s)

Information Technology—1.0%
Hewlett-Packard Co.	63,100	$2,599
Materials & Processing—8.1%
Alcoa, Inc.	183,100	5,495
Dow Chemical Co.	196,000	7,828
Phelps Dodge Corp.	54,200	6,489
PPG Industries, Inc.	39,400	2,530

		25,537

Telecommunications—4.9%
AT&T, Inc. (a)	153,100	5,473
Verizon Communications, Inc.	217,100	8,085

		13,558

Utilities—2.0%
TXU Corp.	102,700	5,567

Total Common Stock (cost—$237,515)		263,645

SHORT-TERM INVESTMENTS—15.5%

Collateral Invested for Securities on Loan (b)(c)—11.0%
Allianz Dresdner Daily Asset Fund	30,362,289	30,362

	Principal Amount (000s)

Repurchase Agreement—4.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds 12,378; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $12,620 including accrued interest (cost—$12,371)	$12,371	12,371

Total Short-Term Investments (cost—$42,733)		42,733

Total Investments (cost—$280,248)—111.2%		306,378

Liabilities in excess of other assets—(11.2)%		(30,837)

Net Assets—100.0%		$275,541

Notes to Schedule of Investments
(amounts in thousands):

(a) All or portion of securities on loan with an aggregate market value of $29,544; cash collateral of $30,362 was received with which the Fund purchased short-term investments.

(b) Security purchased with the cash proceeds from the securities on loan.

(c) Affiliated fund.

Glossary:

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  27

Schedule of Investments
NFJ Small-Cap Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—94.1%

Consumer Discretionary—7.7%
ArvinMeritor, Inc. (b)	2,073,000	$37,791
Brown Shoe Co., Inc.	885,100	42,255
Cato Corp., Class A	1,445,500	33,116
CKE Restaurants, Inc.	150,000	2,760
Claire’s Stores, Inc.	1,127,000	37,349
Ethan Allen Interiors, Inc. (b)	945,000	34,124
Journal Register Co.	1,055,000	7,701
Kellwood Co. (b)	1,072,300	34,871
Lancaster Colony Corp.	690,000	30,574
M.D.C. Holdings, Inc. (b)	109,000	6,218
M/I Homes, Inc. (b)	187,400	7,157
Sonic Automotive, Inc. (b)	437,300	12,699
Thor Industries, Inc. (b)	992,400	43,656

		330,271

Consumer Staples—7.5%
Corn Products International, Inc. (b)	1,228,000	42,415
Fresh Del Monte Produce, Inc. (b)	1,111,000	16,565
JM Smucker Co.	831,500	40,303
Loews Corp.—Carolina Group	825,000	53,394
PepsiAmericas, Inc.	2,038,200	42,761
Pilgrim’s Pride Corp. (b)	1,233,900	36,314
Ruddick Corp.	1,280,700	35,539
Universal Corp. (b)	1,126,500	55,210

		322,501

Energy—10.9%
Berry Petroleum Co., Class A (b)	1,455,400	45,132
Buckeye Partners L.P., UNIT (b)	915,000	42,529
Cabot Oil & Gas Corp. (b)	875,000	53,069
Frontier Oil Corp. (b)	1,120,300	32,197
Holly Corp.	963,100	49,503
Magellan Midstream Partners L.P., UNIT (b)	1,295,000	49,987
Range Resources Corp.	1,568,000	43,057
St. Mary Land &Exploration Co. (b)	1,175,000	43,287
Suburban Propane Partners L.P., UNIT (b)	268,100	10,191
TC Pipelines L.P., UNIT (b)	181,400	6,530
Tidewater, Inc. (b)	829,000	40,091
Valero L.P. (b)	395,000	22,029
W&T Offshore, Inc.	640,200	19,667
Western Refining, Inc. (b)	395,000	10,057

		467,326

Financial Services—18.6%
Advance America, Cash Advance Centers, Inc. (b)	2,000,900	29,313
American Equity Investment Life Holding Co. (b)	1,443,300	18,806
American Financial Group, Inc. (b)	1,383,000	49,664
BancorpSouth, Inc.	1,155,000	30,977
CBL & Assoc. Properties, Inc., REIT (b)	1,090,000	47,251
Delphi Financial Group, Inc., Class A (b)	1,064,500	43,070
Equity One, Inc., REIT (b)	1,643,800	43,824
First Industrial Realty Trust, Inc., REIT (b)	967,000	45,343

	Shares	Value (000s)

FirstMerit Corp.	397,400	$9,593
Fremont General Corp. (b)	1,320,000	21,397
Healthcare Realty Trust, Inc., REIT (b)	1,066,000	42,150
Hilb Rogal & Hobbs Co. (b)	972,000	40,941
HRPT Properties Trust, REIT	3,445,000	42,546
Infinity Property &Casualty Corp. (b)	289,200	13,994
Kingsway Financial Services, Inc. (b)	677,100	14,117
LandAmerica Financial Group, Inc. (b)	586,000	36,982
Nationwide Health Properties, Inc., REIT (b)	1,450,000	43,819
New Plan Excel Realty Trust, Inc., REIT (b)	1,603,000	44,050
Ohio Casualty Corp.	439,100	13,090
Old National Bancorp (b)	799,500	15,127
Potlatch Corp., REIT (b)	1,069,038	46,845
Provident Bankshares Corp.	1,073,000	38,199
Susquehanna Bancshares, Inc. (b)	940,000	25,267
Washington Federal, Inc.	1,600,000	37,648
WP Stewart & Co., Ltd. (b)	360,900	5,717

		799,730

Healthcare—3.0%
Arrow International, Inc.	504,100	17,835
Hillenbrand Industries, Inc. (b)	590,000	33,589
Invacare Corp.	1,200,000	29,460
Owens & Minor, Inc.	1,251,000	39,119
West Pharmaceutical Services, Inc. (b)	150,000	7,684

		127,687

Industrial—23.0%
Acuity Brands, Inc.	832,000	43,297
Albany International Corp., Class A (b)	1,101,500	36,250
Arkansas Best Corp. (b)	1,176,100	42,340
Banta Corp. (b)	844,200	30,729
Barnes Group, Inc.	1,848,000	40,194
Briggs & Stratton Corp. (b)	1,272,200	34,286
Crane Co.	1,231,000	45,104
Curtiss-Wright Corp. (b)	1,408,400	52,223
DRS Technologies, Inc. (b)	830,400	43,745
Frontline Ltd. (b)	1,355,000	43,157
General Maritime Corp. (b)	1,008,000	35,472
Harsco Corp.	468,500	35,653
John H. Harland Co.	876,000	43,975
Kennametal, Inc.	778,900	45,838
Lennox International, Inc.	1,237,000	37,865
Lincoln Electric Holdings, Inc.	854,000	51,599
Lufkin Industries, Inc.	65,900	3,827
Mueller Industries, Inc.	1,108,000	35,124
Regal-Beloit Corp.	815,500	42,822
Schawk, Inc. (b)	566,900	11,077
Simpson Manufacturing Co., Inc. (b)	1,310,200	41,468
Skywest, Inc.	1,666,000	42,500
Teekay Shipping Corp. (b)	873,400	38,098
Teleflex, Inc.	445,500	28,761
Universal Forest Products, Inc.	519,200	24,205
Werner Enterprises, Inc. (b)	2,409,000	42,109
World Fuel Services Corp. (b)	415,400	18,469

		990,187

	Shares	Value (000s)

Information Technology—0.7%
Landauer, Inc.	311,400	$16,339
Methode Electronics, Inc.	1,196,300	12,956

		29,295

Materials & Processing—10.9%
Agnico-Eagle Mines Ltd. (b)	1,285,000	52,993
Cleveland-Cliffs, Inc. (b)	1,076,800	52,160
Commercial Metals Co.	1,885,000	48,633
Iamgold Corp. (b)	1,454,900	12,818
Lubrizol Corp.	905,000	45,368
Massey Energy Co. (b)	539,500	12,532
Methanex Corp.	1,749,500	47,884
Olin Corp.	2,113,000	34,907
Quanex Corp. (b)	982,500	33,985
RPM International, Inc. (b)	2,149,800	44,909
Sensient Technologies Corp. (b)	1,640,000	40,344
Sonoco Products Co.	1,149,000	43,731

		470,264

Telecommunications—0.8%
Iowa Telecommunications Services, Inc. (a)	1,678,000	33,074

Utilities—11.0%
Atmos Energy Corp.	1,380,000	44,036
Cleco Corp. (b)	1,577,000	39,788
Duquesne Light Holdings, Inc. (b)	2,275,000	45,159
Energen Corp.	1,182,000	55,483
National Fuel Gas Co. (b)	1,130,000	43,550
Peoples Energy Corp. (b)	959,000	42,743
Southwest Gas Corp.	790,000	30,312
UGI Corp.	1,685,000	45,967
Vectren Corp.	1,400,000	39,592
Westar Energy, Inc.	1,770,000	45,949
WGL Holdings, Inc. (b)	1,325,000	43,168

		475,747

Total Common Stock (cost—$3,059,380)		4,046,082

28  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments  (cont.)
 NFJ Small-Cap Value Fund
 December 31, 2006 (unaudited)

	Shares	Value (000s)

SHORT-TERM INVESTMENTS—36.5%

Collateral Invested for Securities on Loan (d)—30.2%
Allianz Dresdner Daily Asset Fund (a)	80,000,000	$80,000

	Principal Amount (000s)

Altius I Funding Corp. (c),
5.344% due 1/12/07	$1,000	998
5.348% due 1/12/07	39,000	38,920
Bank of America N.A.,
5.362% due 11/8/07, FRN (c)	64,000	64,000
5.363% due 6/19/07, FRN (c)	50,000	50,000
5.383% due 1/2/07	101,000	101,000
Citigroup Global Markets, Inc., 5.383% due 1/2/07	192,000	192,000
Credit Suisse First Boston, 5.394% due 1/12/07, FRN	20,000	19,994
G Street Finance Corp., 5.333% due 1/24/07	45,000	44,827
Giro Funding U.S. Corp. (c), 5.319% due 2/5/07	50,000	49,722
Goldman Sachs Group L.P., 5.443% due 12/18/07 (c)	35,000	35,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	10,000	10,000
Greyhawk Funding LLC, 5.338% due 2/8/07 (c)	46,177	45,898
HSH Nordbank AG,
5.31% due 1/16/07	20,000	20,000
5.36% due 11/21/07, FRN (c)	24,000	24,000
KKR Atlantic Funding Trust (c),
5.326% due 1/3/07	1,000	999
5.348% due 1/3/07	35,000	34,974
Merrill Lynch & Co., 5.336% due 7/27/07, FRN	10,000	10,000
Morgan Stanley,
5.372% due 4/5/07	50,000	50,000
5.372% due 8/17/07	63,000	63,000
5.38% due 2/2/07, FRN	10,000	10,000
5.394% due 2/15/07, FRN	10,000	10,007
Morrigan TRR Funding LLC, 5.381% due 1/12/07 (c)	25,000	24,948
Natexis Banques Populaires, FRN,
5.348% due 3/7/07	22,000	22,000
5.367% due 5/11/07	10,000	10,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.33% due 2/22/07	30,000	29,999
5.34% due 5/30/07	30,000	29,996
Scaldis Capital LLC, 5.307% due 1/8/07 (c)	19,752	19,723
Sigma Finance, Inc., FRN (c),
5.367% due 12/6/07	35,000	35,000
5.368% due 6/20/07	30,000	30,000
5.369% due 4/5/07	20,000	20,008
Societe Generale, 5.25% due 1/2/07	73,922	73,922
Tango Finance Corp., 5.352% due 4/16/07, FRN (c)	10,000	10,000
Toyota Motor Credit Corp., FRN,
5.29% due 7/19/07	18,000	18,000
5.304% due 8/17/07	15,000	14,998

		1,295,933

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—6.3%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $271,454; collateralized by Federal Home Loan Bank, 4.00%, due 6/13/08, valued at $49,284 including accrued interest; and Fannie Mae, 3.25%–6.00%, due 5/15/08–8/15/08, valued at $227,449 including accrue interest (cost—$271,306)	$271,306	$271,306

Total Short-Term Investments (cost—$1,566,222)		1,567,239

Total Investments (cost—$4,625,602)—130.6%		5,613,321

Liabilities in excess of other assets—(30.6)%		(1,314,169)

Net Assets—100.0%		$4,299,152

Notes to Schedule of Investments
(amounts in thousands):

(a) Affiliated fund or security.

(b) All or portion of securities on loan with an aggregate market value of $1,257,560; cash collateral of $1,292,786 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

UNIT — More than one class of securities traded together.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  29

Schedule of Investments
OCC Equity Premium Strategy Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—87.7%

Aerospace—2.0%
Boeing Co.	15,200	$1,350

Building—2.1%
Centex Corp. (b)	24,900	1,401

Capital Goods—4.0%
Illinois Tool Works, Inc.	29,600	1,367
Tyco International Ltd.	45,600	1,386

		2,753

Consumer Discretionary—2.4%
Best Buy Co., Inc.	23,700	1,166
Harley-Davidson, Inc. (c)	7,100	500

		1,666

Consumer Staples—3.6%
Altria Group, Inc. (b)	19,700	1,691
Colgate-Palmolive Co.	12,100	789

		2,480

Energy—16.5%
Arch Coal, Inc. (c)	27,500	826
Chevron Corp.	18,700	1,375
ConocoPhillips (b)	37,200	2,677
Exxon Mobil Corp. (b)	38,500	2,950
GlobalSantaFe Corp.	19,200	1,129
National-Oilwell Varco, Inc. (a)	11,800	722
Peabody Energy Corp.	20,400	824
Weatherford International Ltd. (a)	17,300	723

		11,226

Financial Services—18.1%
Ambac Financial Group, Inc.	13,900	1,238
Bank of America Corp. (b)	22,900	1,223
Capital One Financial Corp.	22,100	1,698
Countrywide Financial Corp. (c)	11,900	505
Goldman Sachs Group, Inc.	2,800	558
JPMorgan Chase & Co. (b)	25,200	1,217
Lehman Brothers Holdings, Inc.	9,100	711
MBIA, Inc. (b)	15,700	1,147
Merrill Lynch & Co., Inc.	8,700	810
MGIC Investment Corp. (c)	18,900	1,182
Wells Fargo & Co. (b)	58,400	2,077

		12,366

Healthcare—11.2%
Abbott Laboratories	32,000	1,559
Aetna, Inc.	43,200	1,865
Biogen Idec, Inc. (a)	7,200	354
Biomet, Inc.	4,600	190
Roche Holdings AG	11,800	2,111
Wyeth	30,100	1,533

		7,612

Materials & Processing—5.2%
Freeport-McMoran Copper & Gold, Inc., Class B (b)	22,000	1,226
Nucor Corp. (b)	13,400	732
Phelps Dodge Corp.	6,900	826
Vulcan Materials Co.	8,700	782

		3,566

	Shares	Value (000s)

Multi-Media—1.1%
Dow Jones & Co., Inc. (c)	19,400	$737

Technology—15.2%
Cisco Systems, Inc. (a)(b)	123,000	3,362
EMC Corp. (a)	49,200	649
Hewlett-Packard Co.	68,600	2,826
Motorola, Inc.	39,100	804
Nokia Corp. ADR	72,200	1,467
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR (b)(c)	112,451	1,229

		10,337

Telecommunications—2.5%
AT&T, Inc.	20,900	747
NII Holdings, Inc., Class B (a)(b)	15,300	986

		1,733

Transportation—3.8%
Continental Airlines, Inc. (a)(b)	36,400	1,502
Union Pacific Corp.	11,500	1,058

		2,560

Total Common Stock (cost—$57,273)		59,787

SHORT-TERM INVESTMENTS—17.5%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (e)—4.5%
Altius I Funding Corp., 5.349% due 1/12/07 (d)	$2,000	1,996
Bank of America N.A., 5.363% due 11/8/07, FRN (d)	500	500
Societe Generale, 5.25% due 1/2/07	558	558

		3,054

Repurchase Agreement—13.0%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $8,858; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $9,033 including accrued interest (cost—$8,853)	8,853	8,853

Total Short-Term Investments (cost—$11,900)		11,907

Total Investments before options written (cost—$69,173) (f)—105.2%		71,694

	Contracts	Value (000s)

OPTIONS WRITTEN (a)—(0.5)%

Call Options—(0.5)%
Aetna, Inc. (OTC) strike price $46.75, expires 2/16/07	300	$(17)
Altria Group, Inc. (CBOE) strike price $90, expires 2/17/07	150	(13)
American Stock Exchange Broker/Dealer Index (OTC) strike price $255, expires 2/17/07	80	(20)
American Stock Exchange Oil Index (OTC)
strike price $1,230, expires 1/20/07	30	(22)
strike price $1,280, expires 2/17/07	30	(26)
Centex Corp. (CBOE) strike price $60, expires 1/20/07	240	(8)
Cisco Systems, Inc. (OTC) strike price $30.50, expires 2/16/07	750	(14)
Continental Airlines, Inc. (CBOE) strike price $50, expires 1/20/07	250	(3)
Freeport-McMoran Copper & Gold, Inc. (CBOE) strike price $70, expires 2/17/07	170	(7)
GlobalSantaFe Corp. (OTC) strike price $63, expires 1/20/07	175	(8)
Hewlett Packard Co. (OTC) strike price $41.50, expires 1/20/07	200	(11)
MBIA, Inc. (CBOE) strike price $70, expires 1/20/07	130	(47)
MGIC Investment Corp. (OTC) strike price $66, expires 2/16/07	150	(10)
NII Holdings, Inc. (CBOE) strike price $70, expires 1/20/07	150	(3)
Nucor Corp. (CBOE) strike price $67.50, expires 1/20/07	130	(1)
S&P 500 Index (CBOE)
strike price $1,425, expires 1/20/07	40	(44)
strike price $1,445, expires 2/17/07	50	(64)
strike price $1,450, expires 2/17/07	35	(34)
Wyeth (CBOE) strike price $53.75, expires 2/16/07	200	(7)

Total Options Written (premiums received—$541)		(359)

Total Investments net of options written (cost—$68,632)—104.7%		71,335

Liabilities in excess of other assets—(4.7)%		(3,191)

Net Assets—100.0%		$68,144

30  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments  (cont.)
OCC Equity Premium Strategy Fund
December 31, 2006 (unaudited)

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written.

(c) All or portion of securities on loan with an aggregate market value of $2,963; cash collateral of $3,029 was received with which the Fund purchased short-term investments.

(d) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Securities purchased with the cash proceeds from securities on loan.

(f) Securities with an aggregate value of $2,111, which represents 3.10% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

AMEX — American Stock Exchange

CBOE — Chicago Board Options Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  31

Schedule of Investments
OCC Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—97.3%

Aerospace—1.3%
United Technologies Corp.	116,800	$7,302

Capital Goods—4.3%
Joy Global, Inc.	253,700	12,264
Textron, Inc.	117,000	10,971

		23,235

Consumer Discretionary—6.9%
Best Buy Co., Inc. (b)	271,400	13,350
Federated Department Stores, Inc.	477,000	18,188
Home Depot, Inc.	138,000	5,542

		37,080

Consumer Services—5.2%
Hilton Hotels Corp. (b)	639,000	22,301
Marriott International, Inc., Class A	120,000	5,726

		28,027

Consumer Staples—8.3%
Altria Group, Inc.	146,000	12,530
Colgate-Palmolive Co.	194,200	12,669
Kellogg Co. (b)	121,300	6,072
PepsiCo, Inc.	177,300	11,090
Wm. Wrigley Jr. Co. (b)	44,600	2,307

		44,668

Energy—7.0%
Arch Coal, Inc. (b)	285,200	8,565
ConocoPhillips	265,900	19,132
Exxon Mobil Corp.	133,700	10,245

		37,942

Financial Services—12.3%
Amvescap PLC	504,000	5,879
Capital One Financial Corp. (b)	125,000	9,603
Goldman Sachs Group, Inc.	54,000	10,765
IntercontinentalExchange, Inc. (a)	112,000	12,085
Lehman Brothers Holdings, Inc.	110,000	8,593
MGIC Investment Corp. (b)	148,900	9,312
Philadelphia Consolidated Holding Co. (a)(b)	226,200	10,079

		66,316

Healthcare—21.5%
Abbott Laboratories	317,600	15,470
Celgene Corp. (a)(b)	63,000	3,624
Coventry Health Care, Inc. (a)	117,000	5,856
Gilead Sciences, Inc. (a)	201,000	13,051
Roche Holdings AG	96,000	17,176
Stryker Corp.	310,000	17,084
UnitedHealth Group, Inc.	457,000	24,555
Wyeth	387,000	19,706

		116,522

Materials & Processing—4.9%
Phelps Dodge Corp.	97,000	11,613
Precision Castparts Corp.	193,500	15,147

		26,760

	Shares	Value (000s)

Technology—18.7%
Adobe Systems, Inc. (a)	131,000	$5,387
Broadcom Corp., Class A (a)(b)	182,100	5,884
Cisco Systems, Inc. (a)	833,100	22,768
Citrix Systems, Inc. (a)(b)	190,600	5,156
EMC Corp. (a)	585,000	7,722
Google, Inc., Class A (a)(b)	39,600	18,235
Hewlett-Packard Co.	143,000	5,890
InterActiveCorp (a)(b)	136,600	5,076
Marvell Technology Group Ltd. (a)	331,000	6,352
Nortel Networks Corp. (a)	238,000	6,362
QUALCOMM, Inc.	143,000	5,404
Texas Instruments, Inc. (b)	234,800	6,762

		100,998

Telecommunications—5.8%
Corning, Inc. (a)	701,000	13,116
NII Holdings, Inc., Class B (a)(b)	286,000	18,430

		31,546

Transportation—1.1%
Norfolk Southern Corp.	113,700	5,718

Total Common Stock (cost—$444,553)		526,114

SHORT-TERM INVESTMENTS—16.2%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—13.2%
Bank of America N.A.,
5.362% due 11/8/07, FRN (c)	$10,000	10,000
5.383% due 1/2/07	10,000	10,000
Citigroup Global Markets, Inc., 5.383% due 1/2/07	25,000	25,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	7,000	7,000
HSH Nordbank AG, 5.36% due 11/21/07, FRN (c)	3,000	3,000
Morgan Stanley, 5.38% due 2/2/07, FRN	1,000	1,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	2,000	2,000
Sigma Finance, Inc., FRN (c),
5.368% due 12/6/07	5,000	5,000
5.369% due 4/5/07	5,000	5,002
Societe Generale, 5.25% due 1/2/07	3,270	3,270

		71,272

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—3.0%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $16,266; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $16,582 including accrued interest (cost—$16,257)	$16,257	$16,257

Total Short-Term Investments (cost—$87,531)		87,529

Total Investments
(cost—$532,084) (e)—113.5%		613,643

Liabilities in excess of other assets—(13.5)%		(72,807)

Net Assets—100.0%		$540,836

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $69,261; cash collateral of $71,129 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Securities with an aggregate value of $23,055, which represents 4.26% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

32  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
OCC Renaissance Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.2%

Aerospace—6.1%
DRS Technologies, Inc. (b)	863,000	$45,463
Goodrich Corp.	976,000	44,457
Spirit Aerosystems Holdings, Inc. (a)	1,707,000	57,133

		147,053

Building/Construction—2.6%
Centex Corp. (b)	532,000	29,936
Lennar Corp., Class A	637,000	33,417

		63,353

Capital Goods—4.1%
Joy Global, Inc.	296,200	14,318
Parker Hannifin Corp.	300,000	23,064
Zebra Technologies Corp., Class A (a)(b)	1,741,000	60,570

		97,952

Commercial Products—1.3%
ChoicePoint, Inc. (a)	781,000	30,756

Consumer Discretionary—8.0%
Dollar General Corp.	1,352,300	21,718
Family Dollar Stores, Inc. (b)	418,000	12,260
K-Swiss, Inc.	979,000	30,094
Oshkosh Truck Corp., Class B	1,051,000	50,889
Ross Stores, Inc.	329,000	9,640
TJX Cos., Inc.	1,615,000	46,060
Walgreen Co.	464,000	21,293

		191,954

Consumer Services—7.5%
Lamar Advertising Co., Class A (a)(b)	631,000	41,261
Royal Caribbean Cruises Ltd. (b)	1,569,200	64,934
WPP Group PLC	5,574,000	75,223

		181,418

Consumer Staples—1.7%
Clorox Co.	653,000	41,890

Energy—6.3%
ConocoPhillips	517,000	37,198
National-Oilwell, Inc. (a)	870,000	53,227
Prosafe ASA	2,040,000	28,868
Range Resources Corp.	1,180,000	32,403

		151,696

Financial Services—30.4%
AFLAC, Inc. (b)	443,000	20,378
Ambac Financial Group, Inc. (b)	400,000	35,628
Bank of New York Co., Inc.	1,055,000	41,535
CBL & Assoc. Properties, Inc., REIT	1,417,600	61,453
CIT Group, Inc.	591,200	32,971
Citigroup, Inc.	238,800	13,301
Conseco, Inc. (a)(b)	2,123,000	42,418
Countrywide Financial Corp. (b)	618,000	26,234
JPMorgan Chase & Co.	900,000	43,470
M&T Bank Corp. (b)	307,000	37,503
MBIA, Inc. (b)	587,000	42,886

	Shares	Value (000s)

OneBeacon Insurance Group Ltd. (a)(b)	733,000	$20,524
PartnerRe Ltd.	268,000	19,036
Platinum Underwriters Holdings Ltd.	996,000	30,816
ProLogis Group, Inc., REIT	628,000	38,164
Reinsurance Group of America (b)	656,900	36,589
Stancorp Financial Group, Inc.	1,630,200	73,440
TD Ameritrade Holding Corp.	986,000	15,953
Wachovia Corp.	443,400	25,252
Zions Bancorporation	917,000	75,598

		733,149

Healthcare—7.5%
Barr Laboratories, Inc. (a)	293,000	14,685
Coventry Health Care, Inc. (a)	416,200	20,831
DaVita, Inc. (a)	460,000	26,165
Health Net, Inc. (a)	1,116,000	54,305
Invitrogen Corp. (a)(b)	475,000	26,880
Laboratory Corp. of America Holdings (a)(b)	252,000	18,514
WellPoint, Inc. (a)	250,000	19,672

		181,052

Information Technology—1.2%
CDW Corp.	421,000	29,605

Materials & Processing—0.9%
Smurfit-Stone Containers Corp. (a)(b)	2,096,000	22,134

Technology—6.8%
Ametek, Inc.	625,500	19,916
Amphenol Corp., Class A	181,000	11,236
CACI International, Inc. (a)	642,000	36,273
Fairchild Semi-conductor International, Inc. (a)	913,000	15,347
Gentex Corp. (b)	1,070,600	16,659
Mantech International Corp. (a)	324,000	11,933
Tektronix, Inc.	1,153,313	33,642
Thermo Fisher Scientific, Inc. (a)(b)	397,300	17,994

		163,000

Telecommunications—2.2%
AT&T, Inc. (b)	1,274,700	45,570
Motorola, Inc.	396,000	8,142

		53,712

Transportation—3.0%
Union Pacific Corp. (b)	355,000	32,667
UTI Worldwide, Inc.	1,335,000	39,916

		72,583

	Shares	Value (000s)

Utilities—9.6%
Dominion Resources, Inc. (b)	600,000	$50,304
DPL, Inc. (b)	902,000	25,057
Duke Energy Corp. (b)	1,900,000	63,099
Entergy Corp.	306,000	28,250
SCANA Corp.	482,000	19,579
Vectren Corp.	637,946	18,041
Wisconsin Energy Corp.	560,000	26,578

		230,908

Total Common Stock (cost—$2,170,215)		2,392,215

EXCHANGE-TRADED FUND—1.0%
iShares Russell Midcap Value Index Fund (cost—$24,791)	170,000	24,938

SHORT-TERM INVESTMENTS—16.6%
Collateral Invested for Securities on Loan (d)—16.1%
Allianz Dresdner Daily Asset Fund (e)	60,000,000	60,000

	Principal Amount (000s)

Bank of America N.A.,
5.363% due 6/19/07, FRN (c)	$20,000	20,000
5.383% due 1/2/07	48,000	48,000
Bayerische Landesbank, 5.40% due 1/25/07, FRN	1,000	1,000
Bear Stearns Cos., Inc., 5.433% due 1/2/07	10,000	10,000
Citigroup Global Markets, Inc., 5.383% due 1/2/07	74,000	74,000
G Street Finance Corp., 5.333% due 1/24/07	17,000	16,935
Goldman Sachs Group L.P., 5.443% due 12/18/07 (c)	17,000	17,000
Goldman Sachs Group L.P., Series 2,
5.40% due 9/15/07, FRN (c)	44,000	44,000
HSH Nordbank AG,
5.31% due 1/16/07	5,000	5,000
5.36% due 11/21/07, FRN (c)	10,000	10,000
Morgan Stanley,
5.372% due 8/17/07	5,000	5,000
5.373% due 4/5/07	22,000	22,000
5.38% due 2/2/07, FRN	10,000	10,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	5,000	5,000
Scaldis Capital LLC, 5.307% due 1/8/07 (c)	5,000	4,992
Sigma Finance, Inc., FRN (c),
5.368% due 6/20/07	10,000	10,000
5.369% due 4/5/07	5,000	5,002
5.372% due 7/27/07	14,100	14,103
Societe Generale, 5.25% due 1/2/07	5,760	5,760

		387,792

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  33

Schedule of Investments  (cont.)
OCC Renaissance Fund
December 31, 2006 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—0.5%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $12,776; collateralized by Fannie Mae, 3.00%, due 8/15/07, valued at $13,029 including accrued interest (cost—$12,769)	$12,769	$12,769

Total Short-Term Investments (cost—$400,507)		400,561

Total Investments (cost—$2,595,513) (f)—116.8%		2,817,714

Liabilities in excess of other assets—(16.8)%		(406,160)

Net Assets—100.0%		$2,411,554

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $376,084; cash collateral of $386,872 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

(f) Securities with an aggregate value of $104,092, which represents 4.32% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

REIT — Real Estate Investment Trust

34  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
OCC Value Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.3%

Aerospace—0.9%
Boeing Co.	200,000	$17,768

Building/Construction—5.0%
D.R. Horton, Inc.	1,000,000	26,490
Lennar Corp., Class A (b)	1,400,000	73,444

		99,934

Capital Goods—4.2%
Honeywell International, Inc. (b)	900,000	40,716
Parker Hannifin Corp.	550,000	42,284

		83,000

Consumer Discretionary—2.8%
Dollar General Corp. (b)	2,250,000	36,135
Federated Department Stores, Inc. (b)	250,000	9,532
TJX Cos., Inc.	375,000	10,695

		56,362

Consumer Services—4.3%
Carnival Corp. (b)	1,750,000	85,838

Energy—16.7%
BP PLC ADR	700,000	46,970
Chevron Corp. (b)	1,700,000	125,001
ConocoPhillips	1,450,000	104,327
GlobalSantaFe Corp.	1,000,000	58,780

		335,078

Financial Services—36.7%
Allstate Corp.	500,000	32,555
American International Group, Inc. (b)	500,000	35,830
Bank of America Corp.	700,000	37,373
Bank of New York Co., Inc.	1,050,000	41,338
Countrywide Financial Corp. (b)	2,500,000	106,125
Everest Re Group Ltd.	250,000	24,528
Hartford Financial Services Group, Inc.	400,000	37,324
JPMorgan Chase & Co. (b)	1,700,000	82,110
MBIA, Inc. (b)	1,300,000	94,978
Merrill Lynch & Co., Inc. (b)	500,000	46,550
MetLife, Inc. (b)	1,200,000	70,812
Morgan Stanley	600,000	48,858
RenaissanceRe Holdings Ltd.	593,500	35,610
Wells Fargo & Co.	1,150,000	40,894

		734,885

Healthcare—9.7%
Aetna, Inc.	1,000,000	43,180
Health Net, Inc. (a)	400,000	19,464
Pfizer, Inc.	2,800,000	72,520
WellPoint, Inc. (a)	750,000	59,018

		194,182

Industrial—0.9%
American Standard Cos., Inc.	400,000	18,340

Materials & Processing—2.3%
Temple-Inland, Inc. (b)	1,000,000	46,030

	Shares	Value (000s)

Multi-Media—0.9%
Dow Jones & Co., Inc. (b)	500,000	$19,000

Technology—1.3%
Dell, Inc. (a)(b)	1,000,000	25,090
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	2	—	(f)

		25,090

Telecommunications—7.2%
AT&T, Inc. (b)	2,300,000	82,225
Motorola, Inc.	2,000,000	41,120
Windstream Corp.	1,489,999	21,188

		144,533

Transportation—1.4%
Union Pacific Corp.	300,000	27,606

Utilities—5.0%
Dominion Resources, Inc. (b)	1,200,000	100,608

Total Common Stock (cost—$1,692,449)		1,988,254

SHORT-TERM INVESTMENTS—17.8%

Collateral Invested for Securities on Loan (d)—16.7%
Allianz Dresdner Daily Asset Fund (e)	254,097,412	254,097

	Principal amount (000s)

Bayerische Landesbank, 5.40% due 1/25/07, FRN	$1,000	1,000
Goldman Sachs Group L.P., Series 2, 5.40% due 9/15/07, FRN (c)	20,000	20,000
Morgan Stanley,
5.372% due 4/5/07	38,000	38,000
5.38% due 2/2/07, FRN	7,000	7,000
Northern Rock PLC, 5.39% due 8/3/07, FRN (c)	4,000	4,000
Sigma Finance, Inc., 5.369% due 4/5/07, FRN (c)	10,000	10,004

		334,101

Repurchase Agreement—1.1%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $22,454; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $13,197including accrued interest; and Fannie Mae, 6.00%, due 5/15/08, valued at$9,698 including accrued interest (cost—$22,442)	22,442	22,442

Total Short-Term Investments (cost—$356,543)		356,543

Total Investments (cost—$2,048,992)—117.1%		2,344,797

Liabilities in excess of other assets—(17.1)%		(341,665)

Net Assets—100.0%		$2,003,132

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $325,863; cash collateral of $334,100 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

(f) Amount is less than $500.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  35

Schedule of Investments
RCM Large-Cap Growth Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—99.1%
Aerospace—3.1%
Boeing Co.	71,000	$6,308
United Technologies Corp.	172,600	10,791

		17,099

Capital Goods—5.1%
Fluor Corp. (c)	91,400	7,463
General Electric Co.	547,500	20,372

		27,835

Consumer Discretionary—6.3%
Coach, Inc. (a)	190,500	8,184
Federated Department Stores, Inc.	186,700	7,119
J.C. Penney Co., Inc. (c)	121,500	9,399
Walgreen Co. (c)	209,700	9,623

		34,325

Consumer Services—2.1%
Marriott International, Inc., Class A (c)	240,700	11,486

Consumer Staples—8.1%
Colgate-Palmolive Co.	181,100	11,815
PepsiCo, Inc.	254,800	15,938
Procter & Gamble Co.	259,900	16,704

		44,457

Energy—8.2%
Canadian Natural Resources Ltd. (c)	176,700	9,406
Schlumberger Ltd. (c)	213,300	13,472
Transocean, Inc. (a)(c)	110,600	8,946
Valero Energy Corp.	54,300	2,778
Weatherford International Ltd. (a)(c)	254,900	10,652

		45,254

Financial Services—15.7%
American International Group, Inc.	172,100	12,333
Citigroup, Inc.	316,000	17,601
Franklin Resources, Inc. (c)	101,600	11,193
Genworth Financial, Inc., Class A (c)	116,700	3,992
Legg Mason, Inc. (c)	36,600	3,479
Merrill Lynch & Co., Inc.	138,500	12,894
U.S. Bancorp (c)	386,100	13,973
Zions Bancorporation	127,300	10,495

		85,960

Healthcare—19.1%
Abbott Laboratories	172,500	8,402
Aetna, Inc.	190,160	8,211
Allergan, Inc. (c)	69,000	8,262
Amgen, Inc. (a)(c)	99,100	6,769
Cardinal Health, Inc.	85,200	5,489
Genentech, Inc. (a)	82,900	6,726
Gilead Sciences, Inc. (a)(c)	183,500	11,915
Novartis AG ADR	138,900	7,978
Shire Pharmaceuticals Group PLC ADR	116,350	7,186
St. Jude Medical, Inc. (a)	184,400	6,742
UnitedHealth Group, Inc.	119,100	6,399
Wyeth	252,000	12,832
Zimmer Holdings, Inc. (a)(c)	98,400	7,713

		104,624

	Shares	Value (000s)

Multi-Media—2.1%
Walt Disney Co.	336,200	$11,522

Technology—19.8%
Apple Computer, Inc. (a)	160,600	13,625
Autodesk, Inc. (a)	115,600	4,677
Corning, Inc. (a)	174,400	3,263
Google, Inc., Class A (a)(c)	33,200	15,288
Hewlett-Packard Co.	466,300	19,207
Intel Corp. (c)	515,100	10,431
Marvell Technology Group Ltd. (a)	429,200	8,236
Microsoft Corp. (c)	516,800	15,432
Motorola, Inc.	439,200	9,030
Texas Instruments, Inc.	185,800	5,351
Yahoo!, Inc. (a)	152,100	3,885

		108,425

Telecommunications—6.9%
AT&T, Inc. (c)	492,900	17,621
Cisco Systems, Inc. (a)(b)	428,500	11,711
QUALCOMM, Inc.	220,200	8,321

		37,653

Transportation—2.6%
Burlington Northern Santa Fe Corp.	105,700	7,802
FedEx Corp.	61,600	6,691

		14,493

Total Common Stock (cost—$461,286)		543,133

SHORT-TERM INVESTMENTS—20.1%
Collateral Invested for
Securities on Loan (d)—19.6%
Allianz Dresdner Daily Asset Fund (e)	104,639,750	104,640

	Principal amount (000s)

Morgan Stanley, 5.38% due 2/2/07, FRN	$3,000	3,000

		107,640

Repurchase Agreement—0.5%
State Street Bank &Trust Co., dated 12/29/06,4.90%, due 1/2/07, proceeds $2,732; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $2,788 including accrued interest (cost—$2,731)	2,731	2,731

Total Short-Term Investments (cost—$110,371)		110,371

	Contracts	Value (000s)

OPTIONS PURCHASED (a)—0.6%
Call Options—0.6%
AT&T, Inc. (CBOE), strike price $35, expires 1/19/08	2,398	$792
Cisco Systems, Inc. (CBOE), strike price $25, expires 1/19/08	4,285	2,228

Total Options Purchased (cost—$1,732)		3,020

Total Investments before options written (cost—$573,389)—119.8%		656,524

OPTIONS WRITTEN (a)—(0.4)%
Call Options—(0.4)%
Cisco Systems, Inc. (CBOE), strike price $30, expires 1/19/08	8,570	(2,185)

Put Options—(0.0)%
AT&T, Inc. (CBOE), strike price $30, expires 1/19/08	2,398	(192)

Total Options Written (premiums received—$1,192)		(2,377)

Total Investments net of options written (cost—$572,197)—119.4%		654,147

Liabilities in excess of other assets—(19.4)%		(106,047)

Net Assets—100.0%		$548,100

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written.

(c) All or portion of securities on loan with an aggregate market value of $104,891; cash collateral of $107,639 was received with which the Fund purchased short-term investments.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

36  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Schedule of Investments
RCM Mid-Cap Fund
December 31, 2006 (unaudited)

	Shares	Value (000s)

COMMON STOCK—98.8%

Building/Construction—1.1%
Foster Wheeler Ltd. (a)	16,800	$926

Capital Goods—4.8%
Cooper Industries Ltd., Class A	17,000	1,537
Intermec, Inc. (a)(b)	42,660	1,036
Rockwell Automation, Inc.	12,800	782
Roper Industries, Inc.	13,400	673

		4,028

Communications—2.2%
Comverse Technology, Inc. (a)(b)	34,100	720
NII Holdings, Inc., Class B (a)	18,100	1,166

		1,886

Consumer Discretionary—13.8%
Applebee’s International, Inc.	31,050	766
Coach, Inc. (a)	38,540	1,656
GameStop Corp. (a)(b)	21,530	1,187
International Game Technology	33,540	1,550
J.C. Penney Co., Inc.	7,230	559
Nordstrom, Inc.	12,010	593
Oshkosh Truck Corp., Class B	9,380	454
Polo Ralph Lauren Corp., Class A	18,690	1,451
Quiksilver, Inc. (a)	90,800	1,430
Talbots, Inc. (b)	22,050	531
TJX Cos., Inc.	51,130	1,458

		11,635

Consumer Services—5.8%
Alliance Data Systems Corp. (a)	4,700	294
Corporate Executive Board Co.	5,100	447
Everest Re Group Ltd.	12,795	1,255
Hertz Global Holdings, Inc. (a)	22,900	398
Quanta Services, Inc. (a)	27,100	533
SAIC, Inc. (a)	38,600	687
UTI Worldwide, Inc.	43,750	1,308

		4,922

Consumer Staples—7.2%
Bunge Ltd.	11,680	847
Clorox Co.	22,080	1,417
Hansen Natural Corp. (a)(b)	50,100	1,687
Pepsi Bottling Group, Inc.	23,800	736
Safeway, Inc.	29,710	1,027
United Natural Foods, Inc. (a)(b)	9,700	348

		6,062

Energy—7.9%
ENSCO International, Inc.	12,800	641
First Solar, Inc. (a)	2,310	69
National-Oilwell, Inc. (a)	30,600	1,872
Noble Energy, Inc.	5,400	265
Peabody Energy Corp.	19,800	$800
Southwestern Energy Co. (a)	42,900	1,504
Weatherford International Ltd. (a)(b)	35,800	1,496

		6,647

Environmental Services—1.7%
Republic Services, Inc.	34,400	1,399

	Shares	Value (000s)

Financial Services—7.7%
Affiliated Managers Group, Inc. (a)(b)	8,300	$873
City National Corp.	11,445	815
Federated Investors, Inc.	35,220	1,190
Lazard Ltd., Class A (b)	31,100	1,472
Northern Trust Corp.	16,750	1,016
Zions Bancorporation	13,090	1,079

		6,445

Healthcare—14.4%
Allergan, Inc.	13,680	1,638
Biomet, Inc.	7,800	322
Brookdale Senior Living, Inc. (b)	16,900	811
Celgene Corp. (a)(b)	14,560	838
Covance, Inc. (a)	2,600	153
Cytyc Corp. (a)	17,800	504
Endo Pharmaceuticals Holdings, Inc. (a)	37,480	1,034
Forest Laboratories, Inc. (a)	3,700	187
Health Net, Inc. (a)	14,000	681
Nektar Therapeutics, Inc. (a)(b)	22,600	344
PDL BioPharma, Inc. (a)(b)	23,230	468
Quest Diagnostics, Inc. (b)	21,060	1,116
Shire Pharmaceuticals Group PLC ADR	21,900	1,353
St. Jude Medical, Inc. (a)	29,900	1,093
Theravance, Inc. (a)	17,200	531
Varian Medical Systems, Inc. (a)	20,100	956
Zymogenetics, Inc. (a)(b)	5,000	78

		12,107

Hotels/Gaming—3.1%
Melco PBL Entertainment Macau Ltd. ADR (a)(b)	32,200	685
Starwood Hotels & Resorts Worldwide, Inc.	30,100	1,881

		2,566

Materials & Processing—4.8%
Air Products & Chemicals, Inc.	16,650	1,170
Ecolab, Inc.	6,260	283
Precision Castparts Corp.	26,200	2,051
Rohm & Haas Co.	10,400	532

		4,036

Metals & Mining—0.6%
Freeport-McMoran Copper & Gold, Inc., Class B	1,500	84
Phelps Dodge Corp.	3,780	452

		536

Multi-Media—0.3%
Univision Communications, Inc., Class A (a)	7,400	262

	Shares	Value (000s)

Technology—22.9%
Activision, Inc. (a)(b)	99,550	$1,716
Ametek, Inc.	43,540	1,386
Autodesk, Inc. (a)	32,960	1,334
BEA Systems, Inc. (a)	33,700	424
Broadcom Corp., Class A (a)	17,600	569
Cognizant Technology Solutions Corp., Class A (a)	13,110	1,012
Digital Insight Corp. (a)	5,100	196
Eclipsys Corp. (a)	11,200	230
Electronic Arts, Inc. (a)	3,100	156
Energy Conversion Devices, Inc. (a)	9,500	323
Global Payments, Inc.	20,700	958
Intersil Corp.	48,600	1,163
Marvell Technology Group Ltd. (a)	43,900	842
Maxim Integrated Products, Inc.	21,840	669
McAfee, Inc. (a)	26,600	755
MEMC Electronic Materials, Inc. (a)	6,080	238
Microchip Technology, Inc. (b)	30,000	981
National Semi-conductor Corp. (b)	48,700	1,105
NAVTEQ Corp. (a)	10,300	360
PMC-Sierra, Inc. (a)(b)	45,100	303
Red Hat, Inc. (a)(b)	63,740	1,466
Salesforce.com, Inc. (a)	10,550	385
SanDisk Corp. (a)	5,200	224
SBA Communications Corp. (a)	20,900	575
Seagate Technology, Inc.	23,300	617
Thermo Fisher Scientific, Inc. (a)	29,310	1,327

		19,314

Transportation—0.5%
Landstar System, Inc.	11,300	431

Total Common Stock (cost—$75,935)		83,202

SHORT-TERM INVESTMENTS—19.2%

Collateral Invested for Securities on Loan (c)(d)—18.0%
Allianz Dresdner Daily Asset Fund	15,173,862	15,174

	Principal Amount (000s)

Repurchase Agreement—1.2%
State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $1,043; collateralized by Fannie Mae, 3.25%, due 8/15/08, valued at $1,068 including accrued interest (cost—$1,042)	$1,042	1,042

Total Short-Term Investments (cost—$16,216)		16,216

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  37

Schedule of Investments  (cont.)
RCM Mid-Cap Fund
December 31, 2006 (unaudited)

Value (000s)

Total Investments (cost—$92,151)—118.0%	$99,418

Liabilities in excess of other assets—(18.0)%	(15,188)

Net Assets—100.0%	$84,230

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $14,758; cash collateral of $15,174 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:

ADR — American Depositary Receipt

38  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

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Financial Highlights

For a Share Outstanding for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

CCM Capital Appreciation Fund
Class R
12/31/2006+	$19.79	$0.02	$0.87	$0.89	$(0.03)
6/30/2006	18.07	(0.01)	1.75	1.74	(0.02)
6/30/2005	16.44	0.02	1.66	1.68	(0.05)
6/30/2004	14.21	(0.05)	2.28	2.23	—
12/31/2002 – 06/30/2003	12.72	(0.03)	1.52	1.49	—
CCM Mid-Cap Fund
Class R
12/31/2006+	$27.79	$(0.01)	$0.08	$0.07	$—
6/30/2006	24.73	(0.08)	3.14	3.06	—
6/30/2005	21.56	(0.08)	3.25	3.17	—
6/30/2004	17.58	(0.14)	4.12	3.98	—
12/31/2002 – 06/30/2003	15.58	(0.07)	2.07	2.00	—
NACM Global Fund
Class R
12/31/2006+	$17.31	$(0.07)	$2.14	$2.07	$—
6/30/2006	15.34	(0.05)	2.70	2.65	—
6/30/2005	14.18	(0.05)	1.81	1.76	—
6/30/2004	11.70	(0.10)	3.52	3.42	—
12/31/2002 – 06/30/2003	10.40	(0.03)	1.33	1.30	—
NACM International Fund
Class R
12/31/2006+	$21.94	$(0.02)	$3.11	$3.09	$—
—1/10/2006 – 6/30/2006	20.25	0.17	1.52	1.69	—
NFJ Dividend Value Fund
Class R
12/31/2006+	$15.33	$0.19	$1.93	$2.12	$(0.15)
6/30/2006	13.73	0.32	1.89	2.21	(0.39)
6/30/2005	12.53	0.26	1.39	1.65	(0.30)
6/30/2004	10.51	0.26	2.05	2.31	(0.20)
12/31/2002 – 06/30/2003	9.77	0.13	0.71	0.84	(0.10)
NFJ Large-Cap Value Fund
Class R
12/31/2006+	$17.79	$0.13	$1.89	$2.02	$(0.11)
—1/10/2006 – 6/30/2006	17.02	0.12	0.75	0.87	(0.10)
NFJ Small-Cap Value Fund
Class R
12/31/2006+	$31.80	$0.34	$2.47	$2.81	$(0.48)
6/30/2006	30.61	0.57	3.60	4.17	(0.51)
6/30/2005	27.66	0.47	4.45	4.92	(0.37)
6/30/2004	21.95	0.49	5.73	6.22	(0.28)
12/31/2002 – 06/30/2003	20.00	0.18	1.77	1.95	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)	If the Adviser had not reimbursed expenses, the ratio of expenses to average net assets would have been 15.72%.

(c)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

(e)	Amount is less than $0.01 per share.

(f)

Payments from Affiliates increased the end of period net asset value per share by $0.02 and total return by 0.06%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.77 and 12.31%, respectively.

40  Allianz Funds Semi-Annual Report | 12.31.06  | See accompanying Notes to Financial Statements

Distributions to Shareholders from Net Realized Gains	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(1.37)	$(1.40)	$—	(e)	$19.28		4.34%	$17,706	1.35	%*	0.21	%*	85%
—	(0.02)	—	(e)	19.79		9.62	13,019	1.37		(0.05)		161
—	(0.05)	—		18.07		10.24	4,151	1.41	(d)	0.12		137
—	—	—		16.44		15.69	526	1.45		(0.33)		148
—	—	—		14.21		11.71	11	1.45	*	(0.46	)*	161

$(2.87)	$(2.87)	$—	(e)	$24.99		0.10%	$38,893	1.35	%*	(0.06	)%*	89%
—	—	—	(e)	27.79	(f)	12.37 (f)	40,579	1.36		(0.31)		174
—	—	—		24.73		14.70	17,826	1.42	(d)	(0.33)		140
—	—	—		21.56		22.64	757	1.45		(0.66)		165
—	—	—		17.58		12.84	28	1.46	*	(0.83	)*	155

$(1.02)	$(1.02)	$—	(e)	$18.36		11.95%	$117	1.72	%*	(0.80	)%*	56%
(0.68)	(0.68)	—	(e)	17.31		17.49	90	1.73		(0.32)		114
(0.61)	(0.61)	0.01		15.34		12.63	16	1.83	(d)	(0.31)		148
(0.95)	(0.95)	0.01		14.18		30.14	15	1.81		(0.77)		203
—	—	—		11.70		12.50	11	1.80	*(b)	(0.56	)*	260

$(0.98)	$(0.98)	$—	(e)	$24.05		14.16%	$12	1.74	%*	(0.15	)%*	62%
—	—	—	(e)	21.94		8.35	11	1.73	*	1.68	*	152

$(0.29)	$(0.44)	$—	(e)	$17.01		13.83%	$75,001	1.32	%*	2.24	%*	7%
(0.22)	(0.61)	—	(e)	15.33		16.44	18,988	1.35		2.16		26
(0.15)	(0.45)	—		13.73		13.27	822	1.38	(d)	1.91		30
(0.09)	(0.29)	—		12.53		22.17	46	1.45		2.18		36
—	(0.10)	—		10.51		8.56	11	1.45	*	2.77	*	43

$(0.41)	$(0.52)	$—	(e)	$19.29		11.33%	$154	1.37	%*	1.39	%*	15%
—	(0.10)	—	(e)	17.79		5.12	11	1.38	*	1.41	*	32

$(2.52)	$(3.00)	$—	(e)	$31.61		8.72%	$60,708	1.49	%*	2.05	%*	10%
(2.47)	(2.98)	—	(e)	31.80		14.24	46,876	1.51		1.81		32
(1.60)	(1.97)	—		30.61		18.17	20,427	1.56	(c)(d)	1.63		20
(0.23)	(0.51)	—		27.66		28.62	5,033	1.60		1.90		30
—	—	—		21.95		9.75	105	1.60	*	1.72	*	20

See accompanying Notes to Financial Statements  | 12.31.06 | Allianz Funds Semi-Annual Report  41

Financial Highlights  (Cont.)

For a Share Outstanding for the Year Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss)(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

OCC Equity Premium Strategy Fund
Class R
12/31/2006+	$8.29	$(0.01)	$1.07	$1.06	$—
6/30/2006	7.93	0.01	0.65	0.66	— (g)
6/30/2005	7.62	0.05	0.35	0.40	(0.09)
6/30/2004	6.56	0.06	1.09	1.15	(0.09)
12/31/2002 – 6/30/2003	6.06	0.04	0.48	0.52	(0.02)
OCC Growth Fund
Class R
12/31/2006+	$19.36	$(0.05)	$2.44	$2.39	$—
6/30/2006	17.62	(0.08)	1.82	1.74	—
6/30/2005	17.15	(0.05)	0.52	0.47	—
6/30/2004	14.42	(0.11)	2.84	2.73	—
12/31/2002 – 6/30/2003	13.24	(0.04)	1.22	1.18	—
OCC Renaissance Fund
Class R
12/31/2006+	$20.02	$0.02	$2.19	$2.21	$—
6/30/2006	22.88	0.01	1.36	1.37	—
6/30/2005	23.34	(0.07)	(0.39)	(0.46)	—
6/30/2004	16.29	(0.13)	7.18	7.05	—
12/31/2002 – 6/30/2003	13.81	(0.02)	3.19	3.17	—
OCC Value Fund
Class R
12/31/2006+	$16.15	$0.09	$2.76	$2.85	$(0.17)
6/30/2006	17.33	0.14	1.18	1.32	(0.15)
6/30/2005	17.32	0.09	0.49	0.58	(0.11)
6/30/2004	12.86	0.05	4.45	4.50	(0.04)
12/31/2002 – 6/30/2003	11.02	0.10	2.32	2.42	—
RCM Large-Cap Growth Fund
Class R
12/31/2006+	$13.64	$(0.01)	$1.18	$1.17	$—
6/30/2006	12.69	(0.01)	0.96	0.95	— (g)
6/30/2005	12.16	(0.01)	0.54	0.53	—
6/30/2004	10.91	(0.04)	1.29	1.25	—
12/31/2002 – 6/30/2003	10.10	— (g)	0.81	0.81	—
RCM Mid-Cap Fund
Class R
12/31/2006+	$2.92	$(0.01)	$0.23	$0.22	$—
6/30/2006	2.62	(0.02)	0.32	0.30	—
6/30/2005	2.53	(0.02)	0.11	0.09	—
6/30/2004	2.08	(0.02)	0.47	0.45	—
12/31/2002 – 6/30/2003	1.85	(0.01)	0.24	0.23	—

+	Unaudited

*	Annualized

(a)	Calculated on average shares outstanding during the period.

(b)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

(d)

Repayments by the Adviser increased the end of period net asset value per share by $0.01 and total return by 0.05%. If the Adviser had not made repayments, end of period net asset value and total return would have been $22.87 and (2.02)%, respectively.

(e)	Repayments by the Adviser increased the total return by 0.03%. If the Adviser had not made repayments, total return would have been 3.27%.

(f)	Repayments by the Adviser increased the total return by 0.04%. If the Adviser had not made repayments, total return would have been 5.23%.

(g)	Amount is less than $0.01 per share.

(h)

Payments from Affiliates increased the end of period net asset value by $0.03 per share and total return by 0.15%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $19.99 and 5.88%, respectively.

(i)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 2.73%.

(j)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.18%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.12 and 18.75%, respectively.

(k)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.63%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.90 and 10.82%, respectively.

(l)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by less than 0.005%.

42  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

Distributions to Shareholders from Net Realized Gains	Total Dividends and Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.28)	$(0.28)	$—	(g)	$9.07	(1)	12.91	%(l)	$21	1.53	%*	(0.19	)%*	79%
(0.30)	(0.30)	—	(g)	8.29		8.35		155	1.55		0.14		149
—	(0.09)	—		7.93		5.27	(f)	130	1.58	(c)	0.66		24
—	(0.09)	—		7.62		17.53		125	1.60		0.82		83
—	(0.02)	—		6.56		(5.52)		11	1.60*		1.20	*	84

$—	$—	$—	(g)	$21.75		12.35%		$1,447	1.42	%*	(0.44	)%*	39%
—	—	—	(g)	19.36		9.88		769	1.42	(b)(c)	(0.43)		115
—	—	—		17.62		2.74	(i)	611	1.44		(0.28)		39
—	—	—		17.15	(j)	18.93	(j)	17	1.51		(0.65)		71
—	—	—		14.42		(8.02)		11	1.50	*	(0.60	) *	70

$(3.16)	$(3.16)	$—	(g)	$19.07		11.14%		$34,745	1.50	%*	0.20	%*	51%
(4.23)	(4.23)	—	(g)	20.02	(h)	6.03	(h)	37,856	1.50		0.05		85
—	—	—		22.88	(d)	(1.97	)(d)	45,502	1.56	(b)	(0.28)		101
—	—	—		23.34		43.28		16,349	1.60		(0.58)		60
(0.69)	(0.69)	—		16.29		17.96		12	1.61	*	(0.29	) *	76

$(1.24)	$(1.41)	$—	(g)	$17.59		17.66%		$31,890	1.36	%*	1.00	%*	38%
(2.35)	(2.50)	—	(g)	16.15		7.83		23,965	1.36		0.81		63
(0.46)	(0.57)	—		17.33		3.30	(e)	29,012	1.42	(b)(c)	0.54		101
—	(0.04)	—		17.32		35.04		8,622	1.46		0.32		67
(0.58)	(0.58)	—		12.86		16.70		621	1.45	*	1.59	*	152

$(0.74)	$(0.74)	$—	(g)	$14.07		8.55%		$4,704	1.37	%*	(0.15	)%*	18%
—	—	—	(g)	13.64		7.46		4,346	1.50		(0.06)		74
—	—	—		12.69		4.39		109	1.43	(c)	(0.11)		118
—	—	—		12.16		11.46		75	1.46		(0.38)		82
—	—	—		10.91		8.02		40	1.45	*	(0.05	) *	25

$(0.58)	$(0.58)	$—	(g)	$2.56		7.20%		$194	1.45	%*	(0.75	)%*	51%
—	—	—	(g)	2.92	(k)	11.45	(k)	185	1.40		(0.78)		161
—	—	—		2.62		3.56		136	1.46	(c)	(0.77)		147
—	—	—		2.53		21.63		14	1.48		(1.05)		145
—	—	—		2.08		12.43		11	1.48	*	(1.14	) *	132

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  43

Statements of Assets and Liabilities

December 31, 2006 (Unaudited) (Amounts in thousands, except per share amounts)	CCM Capital Appreciation Fund	CCM Mid-Cap Fund	NACM Global Fund	NACM International Fund

Assets:
Investments, at value	$1,780,243	$1,450,148	$43,225	$606,789
Investments in Affiliates, at value	—	—	—	—
Repurchase agreement, at value	—	—	—	—
Cash	1	—	1	1
Foreign currency, at value	—	—	32	—
Security lending interest receivable (net)	21	28	—	7
Receivable for investments sold	4,353	6,028	—	75
Receivable for Fund shares sold	1,325	2,048	342	6,034
Dividends and interest receivable (net of foreign taxes)	1,555	828	30	736
Dividends and interest receivable from Affiliates (net of foreign taxes)	—	—	—	—
Receivable from Adviser	—	—	1	—
Receivable from broker	—	—	—	22,461

	1,787,498	1,459,080	43,631	636,103

Liabilities:
Payable to for investments purchased	—	—	—	—
Overdraft due to custodian	—	—	—	21,162
Options written, at value	—	—	—	—
Payable for Fund shares redeemed	4,343	7,985	61	906
Payable for collateral for securities on loan	202,898	192,793	—	28,217
Dividends payable	—	—	—	—
Investment advisory fees payable	601	493	25	283
Administration fees payable	385	325	18	264
Distribution fees payable	243	176	19	85
Servicing fees payable	142	123	9	88

	208,612	201,895	132	51,005

Net Assets	$1,578,886	$1,257,185	$43,499	$585,098

Net Assets Consist of:
Paid-in-capital	$1,430,056	$1,169,807	$38,260	$501,159
Undistributed (dividends in excess of) net investment income	3,710	1,627	(247)	(250)
Accumulated net realized gain (loss)	14,983	7,706	1,152	10,273
Net unrealized appreciation of investments, options written and foreign currency transactions	130,137	78,045	4,334	73,916

	$1,578,886	$1,257,185	$43,499	$585,098

Net Assets:
Class R	$17,706	$38,893	$117	$12
Other Classes	1,561,180	1,218,292	43,382	585,086
Shares Issued and Outstanding:
Class R	919	1,557	6	1
Other Classes	81,417	48,936	2,396	24,518

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class R	$19.28	$24.99	$18.36	$24.05

Cost of Investments	$1,650,106	$1,372,103	$38,893	$532,999

Cost of Investments in Affiliates	$—	$—	$—	$—

Cost of Repurchase Agreement	$—	$—	$—	$—

Cost of Foreign Currency	$—	$—	$32	$(21,193)

Premiums Received for Options Written	$—	$—	$—	$—

44  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

NFJ Dividend Value Fund	NFJ Large-Cap Value Fund	NFJ Small-Cap Value Fund	OCC Equity Premium Strategy Fund	OCC Growth Fund	OCC Renaissance Fund	OCC Value Fund	RCM Large-Cap Growth Fund	RCM Mid-Cap Fund

$5,420,233	$306,378	$5,580,248	$62,841	$613,643	$2,817,714	$2,344,797	$656,524	$99,418
—	—	33,073	—	—	—	—	—	—
603,751	—	—	8,853	—	—	—	—	—
1	—	—	—	1	—	—	—	1
—	—	—	—	—	—	—	—	—
55	2	300	1	6	24	21	5	1
—	—	11,108	—	—	—	—	3,162	164
54,067	1,430	10,530	75	138	1,665	1,509	391	57
13,393	561	7,396	67	432	2,694	1,607	739	61
—	—	679	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

6,091,500	308,371	5,643,334	71,837	614,220	2,822,097	2,347,934	660,821	99,702

169,640	1,734	19,027	—	—	1,780	—	1,731	168
—	—	6	—	—	—	—	—	—
—	—	—	359	—	—	—	2,377	—
12,526	457	25,567	193	1,293	17,666	8,331	575	71
521,774	30,362	1,294,916	3,047	71,274	387,737	334,101	107,640	15,174
—	—	1	—	—	1	—	—	—
1,963	102	2,194	35	232	1,234	762	210	34
1,390	81	1,160	23	184	771	630	133	19
1,066	53	721	22	286	875	598	26	4
891	41	590	14	115	479	380	29	2

709,250	32,830	1,344,182	3,693	73,384	410,543	344,802	112,721	15,472

$5,382,250	$275,541	$4,299,152	$68,144	$540,836	$2,411,554	$2,003,132	$548,100	$84,230

$4,781,008	$247,430	$3,251,291	$80,801	$641,106	$2,094,005	$1,673,887	$465,247	$423,323
8,110	387	14,594	(51)	(2,175)	630	2,412	788	(99)
10,723	1,594	45,549	(15,309)	(179,657)	94,720	31,028	116	(346,261)
582,409	26,130	987,718	2,703	81,562	222,199	295,805	81,949	7,267

$5,382,250	$275,541	$4,299,152	$68,144	$540,836	$2,411,554	$2,003,132	$548,100	$84,230

$75,001	$154	$60,708	$21	$1,447	$34,745	$31,890	$4,704	$194
5,307,249	275,387	4,238,444	68,123	539,389	2,376,809	1,971,242	543,396	84,036

4,410	8	1,920	2	67	1,822	1,813	334	76
311,257	14,351	135,832	7,601	24,542	121,186	114,410	38,254	31,968

$17.01	$19.29	$31.61	$9.07	$21.75	$19.07	$17.59	$14.07	$2.56

$4,837,824	$280,248	$4,593,086	$60,320	$532,084	$2,595,513	$2,048,992	$573,389	$92,151

$—	$—	$32,516	$—	$—	$—	$—	$—	$—

$603,751	$—	$—	$8,853	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$541	$—	$—	$—	$1,192	$—

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  45

Statements of Operations

Six Months Ended December 31, 2006 (Unaudited) (Amounts in thousands)	CCM Capital Appreciation Fund	CCM Mid-Cap Fund	NACM Global Fund	NFJ International Fund

Investment Income:
Interest	$1,514	$1,073	$22	$320
Dividends, net of foreign withholding taxes	9,878	7,165	159	3,191
Dividends from investments in Affiliates	—	—	—	—
Security lending income (net)	116	392	—	53
Miscellaneous income	—	—	—	—
Total Income	11,508	8,630	181	3,564

Expenses:
Investment advisory fees	3,363	3,017	138	1,387
Administration fees	2,160	1,976	99	1,291
Distribution fees — Class R	19	50	—	—
Servicing fees — Class R	19	50	—	—
Distribution and/or servicing fees — Other Classes	2,140	1,773	150	821
Trustees’ fees	78	68	2	26
Interest expense	—	12	—	30
Shareholder communications expense	70	57	2	25
Total Expenses	7,849	7,003	391	3,580

Net Investment Income (Loss)	$3,659	$1,627	$(210)	$(16)

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	15,537	9,167	1,423	17,768
Options written	—	—	—	—
Foreign currency transactions	—	—	(16)	(547)
Payments from Affiliates*	—	—	—	—
Net change in unrealized appreciation/depreciation on:
Investments	47,139	(9,593)	3,233	47,712
Investments in Affiliates	—	—	—	—
Options written	—	—	—	—
Foreign currency transactions	—	—	—	280
Net Realized and Change in Unrealized Gain (Loss)	62,676	(426)	4,640	65,213

Net Increase in Net Assets Resulting from Investment Operations	$66,335	$1,201	$4,430	$65,197

*	See Note 11.

46  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

NFJ Dividend Value Fund	NFJ Large-Cap Value Fund	NFJ Small-Cap Value Fund	OCC Equity Premium Strategy Fund	OCC Growth Fund	OCC Renaissance Fund	OCC Value Fund	RCM Large-Cap Growth Fund	RCM Mid-Cap Fund

$8,859	$320	$4,907	$67	$358	$793	$604	$164	$43
58,346	2,502	64,661	432	2,157	20,476	21,872	3,149	270
—	—	1,359	—	—	—	—	—	—
288	13	1,469	3	42	241	147	16	7
—	—	27	—	—	2	37	—	—
67,493	2,835	72,423	502	2,557	21,512	22,660	3,329	320

8,581	460	12,440	200	1,324	7,574	4,309	1,238	219
6,238	368	6,621	130	1,054	4,731	3,574	783	125
58	—	66	—	1	45	34	6	—
58	—	66	—	1	45	34	6	—
8,892	452	7,497	208	2,303	8,253	5,551	323	37
224	12	216	3	27	128	100	28	4
—	—	—	10	—	—	—	—	30
230	12	190	3	24	107	88	24	4
24,281	1,304	27,096	554	4,734	20,883	13,690	2,408	419

$43,212	$1,531	$45,327	$(52)	$(2,177)	$629	$8,970	$921	$(99)

27,881	3,914	124,644	4,978	22,818	214,613	88,882	9,754	918
—	—	—	281	—	—	—	—	—
—	—	(2)	—	(2)	(66)	(150)	—	—
—	—	—	4	—	—	—	—	—

422,161	18,173	170,501	2,454	39,325	41,822	210,775	36,639	4,540
—	—	13,242	—	—	—	—	—	—
—	—	—	332	—	—	—	(1,186)	—
—	—	(1)	—	—	8	—	—	—
450,042	22,087	308,384	8,049	62,141	256,377	299,507	45,207	5,458

$493,254	$23,618	$353,711	$7,997	$59,964	$257,006	$308,477	$46,128	$5,359

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  47

Statements of Changes in Net Assets

(Amounts in thousands)	CCM Capital Appreciation Fund		CCM Mid-Cap Fund		NACM Global Fund

	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

Increase (Decrease) in Net Assets from:

Investment Operations:
Net investment income (loss)	$3,659	$2,864	$1,627	$(121)	$(210)	$(83)
Net realized gain on investments, options written and foreign currency transactions	15,537	142,214	9,167	170,551	1,407	2,316
Net realized gain on investments in affiliates	—	—	—	—	—	—
Payments from Affiliates**	—	—	—	806	—	—
Net change in unrealized appreciation/depreciation of investments, options written and foreign currency transactions	47,139	(39,151)	(9,593)	(36,988)	3,233	429
Net change in unrealized appreciation/depreciation of investments in Affiliates	—	—	—	—	—	—

Net increase resulting from investment operations	66,335	105,927	1,201	134,248	4,430	2,662

Dividends and Distributions to Shareholders from:
Net investment income
Class R	(25)	(8)	—	—	—	—
Other Classes	(2,631)	(1,210)	—	—	—	—
Net realized capital gains
Class R	(1,183)	—	(4,088)	—	(6)	(1)
Other Classes	(103,959)	—	(130,568)	—	(2,291)	(867)
Total Dividends and Distributions to Shareholders	(107,798)	(1,218)	(134,656)	—	(2,297)	(868)

Fund Share Transactions:
Shares sold
Class R	6,198	10,585	6,165	26,679	15	70
Other Classes	279,357	645,145	137,692	734,172	8,684	27,449
Issued in reinvestment of distributions
Class R	1,176	8	4,074	—	6	1
Other Classes	86,001	1,090	119,403	—	1,880	692
Cost of shares redeemed
Class R	(2,275)	(2,173)	(7,890)	(6,412)	—	(2)
Other Classes	(214,702)	(312,240)	(275,426)	(452,129)	(5,230)	(7,853)
Net increase (decrease) from Fund share transactions	155,755	342,415	(15,982)	302,310	5,355	20,357

Fund Redemption Fees	5	26	16	44	—	4

Total Increase (Decrease) in Net Assets	114,297	447,150	(149,421)	436,602	7,488	22,155

Net Assets:
Beginning of period	1,464,589	1,017,439	1,406,606	970,004	36,011	13,856

End of period*	$1,578,886	$1,464,589	$1,257,185	$1,406,606	$43,499	$36,011

*Including undistributed (dividends in excess of) net investment income of:	$3,710	$2,707	$1,627	$—	$(247)	$(37)

**	See Note 11.

48   Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

NACM International Fund		NFJ Dividend Value Fund		NFJ Large-Cap Value Fund		NFJ Small-Cap Value Fund		OCC Equity Premium Strategy Fund

Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

$(16)	$2,783	$43,212	$32,005	$1,531	$1,203	$45,327	$72,809	$(52)	$3

17,221	17,963	27,881	73,841	3,914	4,449	124,642	394,798	5,259	13,016
—	—	—	—	—	—	—	13,935	—	—
—	—	—	—	—	—	—	—	4	—

47,992	24,389	422,161	101,613	18,173	5,322	170,500	53,123	2,786	(7,550)

—	—	—	—	—	—	13,242	(22,540)	—	—

65,197	45,135	493,254	207,459	23,618	10,974	353,711	512,125	7,997	5,469

—	—	(533)	(175)	—	—	(893)	(521)	—	—
(2,099)	(968)	(34,569)	(33,854)	(1,250)	(1,089)	(70,608)	(62,477)	—	(12)

—	—	(1,212)	(59)	—	—	(4,303)	(2,324)	(3)	(6)
(22,334)	(3,448)	(84,107)	(19,213)	(5,539)	(1,604)	(314,854)	(295,853)	(2,122)	(2,414)
(24,433)	(4,416)	(120,421)	(53,301)	(6,789)	(2,693)	(390,658)	(361,175)	(2,125)	(2,432)

—	10	56,204	18,872	142	10	13,552	30,948	6	19
201,939	296,328	2,699,663	1,658,570	143,572	83,367	420,184	1,034,093	9,338	12,841

—	—	1,710	226	1	—	5,196	2,844	3	5
20,061	3,900	95,958	40,691	4,689	2,181	320,550	294,471	1,816	2,134

—	—	(6,168)	(1,600)	—	—	(4,291)	(8,549)	(152)	(5)
(38,286)	(50,857)	(289,827)	(215,584)	(15,220)	(23,268)	(442,267)	(976,110)	(16,264)	(26,097)
183,714	249,381	2,557,540	1,501,175	133,184	62,290	312,924	377,697	(5,253)	(11,103)

14	29	23	75	1	9	34	127	—	1

224,492	290,129	2,930,396	1,655,408	150,014	70,580	276,011	528,774	619	(8,065)

360,606	70,477	2,451,854	796,446	125,527	54,947	4,023,141	3,494,367	67,525	75,590

$585,098	$360,606	$5,382,250	$2,451,854	$275,541	$125,527	$4,299,152	$4,023,141	$68,144	$67,525

$(250)	$1,865	$8,110	$—	$387	$106	$14,594	$40,768	$(51)	$1

See accompanying Notes to Financial Statements | 12.31.06  |  Allianz Funds Semi-Annual Report  49

Statements of Changes in Net Assets (Cont.)

(Amounts in thousands)	OCC Growth Fund		OCC Renaissance Fund

	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

Increase (Decrease) in Net Assets from:

Investment Operations:
Net investment income (loss)	$(2,177)	$(4,716)	$629	$(3,298)
Net realized gain on investments, options written and foreign currency transactions	22,816	121,482	214,547	367,771
Net realized gain on investments in affiliates	—	—	—	40,043
Payments from Affiliates**	—	—	—	5,075
Net change in unrealized appreciation/depreciation of investments, options written and foreign currency transactions	39,325	(61,500)	41,830	(150,391)

Net increase resulting from investment operations	59,964	55,266	257,006	259,200

Dividends and Distributions to Shareholders from:
Net investment income
Class R	—	—	—	—
Other Classes	—	—	—	—
Net realized capital gains
Class R	—	—	(4,971)	(7,637)
Other Classes	—	—	(340,300)	(649,610)

Total Dividends and Distributions to Shareholders	—	—	(345,271)	(657,247)

Fund Share Transactions:
Receipts for shares sold
Class R	607	106	5,268	15,780
Other Classes	17,490	26,154	107,234	436,644
Issued in reinvestment of distributions
Class R	—	—	4,501	7,032
Other Classes	—	—	276,960	522,283
Cost of shares redeemed
Class R	(43)	(10)	(11,651)	(25,419)
Other Classes	(66,834)	(167,675)	(563,333)	(2,770,531)
Net increase (decrease) from Fund share transactions	(48,780)	(141,425)	(181,021)	(1,814,211)

Fund Redemption Fees	1	4	9	106

Total Increase (Decrease) in Net Assets	11,185	(86,155)	(269,277)	(2,252,195)

Net Assets:
Beginning of period	529,651	615,806	2,680,831	4,892,983

End of period*	$540,836	$529,651	$2,411,554	$2,680,831

*Including undistributed (dividends in excess of) net investment income of:	$(2,175)	$2	$630	$1

**	See Note 11.

50  Allianz Funds Semi-Annual Report | 12.31.06 | See accompanying Notes to Financial Statements

OCC Value Fund		RCM Large-Cap Growth Fund		RCM Mid-Cap Fund

Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (Unaudited)	Year ended June 30, 2006

$8,970	$15,899	$921	$1,412	$(99)	$(250)

88,732	180,960	9,754	41,654	918	20,414
—	—	—	—	—	—
—	—	—	—	—	626

210,775	(15,043)	35,453	(2,480)	4,540	(5,403)

308,477	181,816	46,128	40,586	5,359	15,387

(302)	(243)	—	—	—	—
(17,199)	(16,258)	(1,300)	(1,358)	—	—

(2,029)	(3,354)	(236)	—	(36)	—
(132,893)	(299,606)	(27,061)	—	(15,379)	—
(152,423)	(319,461)	(28,597)	(1,358)	(15,415)	—

6,806	8,529	190	4,230	4	40
150,059	222,226	54,838	169,350	3,611	20,994

2,318	3,516	236	—	36	—
126,582	261,191	26,704	1,258	14,744	—

(3,304)	(15,500)	(199)	(75)	(8)	(5)
(270,590)	(1,239,675)	(100,623)	(172,750)	(37,785)	(45,960)
11,871	(759,713)	(18,854)	2,013	(19,398)	(24,931)

7	37	6	6	—	2

167,932	(897,321)	(1,317)	41,247	(29,454)	(9,542)

1,835,200	2,732,521	549,417	508,170	113,684	123,226

$2,003,132	$1,835,200	$548,100	$549,417	$84,230	$113,684

$2,412	$10,943	$788	$1,167	$(99)	$—

See accompanying Notes to Financial Statements | 12.31.06 | Allianz Funds Semi-Annual Report  51

Notes to Financial Statements
(Unaudited)
December 31, 2006

1. ORGANIZATION

Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-five separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. These financial statements pertain to the Class R shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

Prior to November 1, 2006, OCC Equity Premium Strategy Fund and OCC Growth Fund were sub-advised by PEA Capital LLC (“PEA”) pursuant to Portfolio Management Agreements between the Adviser and PEA. On November 1, 2006, the Adviser, PEA and Oppenheimer Capital entered into a novation agreement pursuant to which PEA was replaced by Oppenheimer Capital as sub-adviser to the aforementioned funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

          In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements Interpretation 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by December 31, 2007.

          In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

          Valuation of Investments. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development occurs that may significantly impact the value of a security are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

          The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time)(the “NYSE Close”). In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

          The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value (“NAV”) is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing

52  Allianz Funds Semi-Annual Report | 12.31.06

may not always result in adjustments to the prices of securities or other assets held by a Fund.

          Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

          Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the NFJ Dividend Value, NFJ Large-Cap Value and OCC Equity Premium Strategy Funds, are declared and distributed to shareholders annually. Dividends from net investment income, if any, of the NFJ Dividend Value, NFJ Large-Cap Value and OCC Equity Premium Strategy Funds, are declared and distributed to shareholders quarterly. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year. For the OCC Equity Premium Strategy Fund, in the event that distributions of capital gains exceed net capital gains for the taxable year as reduced by any available capital carry forwards from prior taxable years, but are supported by “current year earnings and profits,” the excess will be taxable as an ordinary dividend distribution. Regardless of the capital gains distribution made, the capital loss carry forwards that will remain available for future years is reduced by the net capital gains for the current capital year.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

          Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid-in-capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

          Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

          Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for federal income taxes is required.

          Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

          Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: NACM Global Fund—$4,241; NACM International Fund—$186,686; NFJ Small-Cap Value Fund—$101,116; OCC Equity Premium Strategy Fund—$1,085; OCC Growth Fund—$16,531; OCC Renaissance Fund—$187,601; OCC Value Fund—$55,666; and RCM Large-Cap Growth Fund—$7,607.

          Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

          Short Sales. Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

          Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations,

12.31.06 | Allianz Funds Semi-Annual Report  53

Notes to Financial Statements  (Cont.)
(Unaudited)
December 31, 2006

including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

          Securities Lending. Each Fund may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Fund and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the six months ended December 31, 2006 was $531,084. Cash collateral received for securities on loan is invested in securities identified in the Schedules of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund.

          Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG and affiliate to the Trust, is the securities lending agent for the Trust.

3. FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”), an indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”), serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

          Each of the Funds has a sub-adviser, which under supervision of AGIFM, directs the investments of each Fund’s assets. The advisory fees received by the Adviser are paid all or in part to the sub-advisers in accordance with the portfolio management agreements.

          Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administration Fee*

	All Classes		Inst’l Class(1)		Admin. Class(1)		Class A, B and C(2)		Class D(2)		Class R(2)

CCM Capital Appreciation Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
CCM Mid-Cap Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
NACM Global Fund	0.70%		0.35%		0.35%		0.50%		0.50%		0.50%
NACM International Fund	0.60%		0.45%		0.45%		0.60%		0.60%		0.60%
NFJ Dividend Value Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
NFJ Large-Cap Value Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
NFJ Small-Cap Value Fund	0.60	%(5)	0.25	%(3)	0.25	%(3)	0.40	%(4)	0.40	%(4)	0.40	%(4)
OCC Equity Premium Strategy Fund	0.60%		0.25%		0.25%		0.40%		0.40%		0.40%
OCC Growth Fund	0.50%		0.25%		0.25%		0.40%		0.40%		0.40%
OCC Renaissance Fund	0.60	%(6)	0.25	%(3)	0.25	%(3)	0.40	%(4)	0.40	%(4)	0.40	%(4)
OCC Value Fund	0.45%		0.25	%(3)	0.25	%(3)	0.40	%(4)	0.40	%(4)	0.40	%(4)
RCM Large-Cap Growth Fund	0.45%		0.25%		0.25%		0.40%		0.40%		0.40%
RCM Mid-Cap Fund	0.47%		0.25%		0.25%		0.40%		0.40%		0.40%

(1)

The Administrative Fee rate for Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A, B, C, D and R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(3)

The Administrative Fee rate for NFJ Small-Cap Value Fund, the OCC Renaissance Fund and the OCC Value Fund Inst’l and Admin. Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(4)

The Administrative Fee rate for NFJ Small-Cap Value Fund, the OCC Renaissance Fund and the OCC Value Fund Classes A, B, C, D and R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(5)

Effective January 1, 2007 the Fund’s advisory fee is subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(6)

Effective January 1, 2007 the Fund’s advisory fee has been reduced by 0.05%, to 0.55%. In addition, effective October 1, 2007, the Fund’s advisory fee will be further reduced by 0.05%, to 0.50%. These advisory fee reductions will continue until at least December 31, 2007.

*

To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

54  Allianz Funds Semi-Annual Report | 12.31.06

          Redemption Fees. Investors in the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 or 30 days (depending on the length of the applicable Fund’s Holding Period) after their acquisition, including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Funds	7 days	30 days

CCM Capital Appreciation, CCM Mid-Cap, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Small-Cap Value, OCC Equity Premium Strategy, OCC Growth, OCC Renaissance, OCC Value, RCM Large-Cap Growth and RCM Mid-Cap Funds

NACM Global and NACM International Funds		*

          In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs where redemptions are processed through financial intermediaries. There may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing and systems.

          A new Holding Period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to the 7-day Holding Period, are exchanged for shares of Fund B, which is subject to the 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

          Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

          The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

          Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”), serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2006.

          Pursuant to separate Distribution Servicing Plans for Class A, Class B, Class C and Class R shares, the Distributor receives (i) in connection with the distribution of Class B, Class C and Class R shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust.

          Pursuant to the Distribution and Servicing Plans adopted by the D Class of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the D Class. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee (%)	Servicing Fee (%)

Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
All Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

          AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the six months ended December 31, 2006, AGID received $3,181,262 representing commissions (sales charges) and contingent deferred sales charges.

          Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average

12.31.06 | Allianz Funds Semi-Annual Report  55

Notes to Financial Statements  (Cont.)
(Unaudited)
December 31, 2006

net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

          Trustees, other than those affiliated with AGIFM, Allianz Global, or any Sub-Adviser, receive an annual retainer of $80,000 ($160,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. The Chairman of the Trustees receives a $20,000 annual retainer for his service as an ex officio member of each Committee of the Board of Trustees. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees as if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

4. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

          Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the six months ended December 31, 2006, were as follows (amounts in thousands):

	Purchases	Sales

CCM Capital Appreciation Fund	$1,285,999	$1,239,427
CCM Mid-Cap Fund	1,158,647	1,294,806
NACM Global Fund	23,304	21,460
NACM International Fund	416,687	281,363
NFJ Dividend Value Fund	2,454,242	257,791
NFJ Large-Cap Value Fund	162,404	28,319
NFJ Small-Cap Value Fund	404,399	585,145
OCC Equity Premium Strategy Fund	50,667	64,234
OCC Growth Fund	203,393	268,505
OCC Renaissance Fund	1,265,270	1,751,285
OCC Value Fund	709,768	824,861
RCM Large-Cap Growth Fund	97,958	139,332
RCM Mid-Cap Fund	46,457	79,392

5. TRANSACTIONS IN OPTIONS WRITTEN

Transactions in written options were as follows (amounts in thousands except for number of contracts):

	OCC Equity Premium Strategy Fund		OCC Growth Fund

	Contracts	Premiums Received	Contracts	Premiums Received

Balance at 6/30/2006	7,540	$605	0	$0
Sales	18,695	2,078	1,000	282
Closing Buys	(1,907)	(872)	0	0
Exercises	(7,590)	(362)	(1,000)	282
Expirations	(13,478)	(908)	0	0

Balance at 12/31/2006	3,260	$541	0	$0

6. AFFILIATED TRANSACTIONS

An affiliate includes any company in which a fund owns 5% or more of a company’s outstanding voting securities at any point during the fiscal year. The table below represents transactions in and earnings from investments in affiliated issues for the six months ended December 31, 2006 (amounts in thousands):

NFJ Small-Cap Value Fund:

Issuer Name	Market Value 6/30/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 12/31/2006	Dividend Income	Net Realized Loss

Handleman Co.*	$9,104	$—	$7,996	$0	$0	$0	$(12,252)
Iowa Telecommunications Services, Inc.	31,748	—	0	557	33,073	1,359	0
Journal Register, Co.*	19,828	—	8,111	(8,763)	7,702	64	(10,283)
Totals	$60,680	$—	$16,107	$(8,206)	$40,775	$1,423	$(22,535)

*	Not affiliated at December 31, 2006

56  Allianz Funds Semi-Annual Report | 12.31.06

          Certain additional purchases of existing portfolio holdings that were not considered affiliates in prior years, resulted in the NFJ Small Cap Fund owning in excess of 5% of the outstanding shares of certain issues at December 31, 2006. The cost and market values of the affiliated transactions below include both acquisitions of new investments and prior year holdings that became affiliated investments during the current fiscal year.

NFJ Small-Cap Value Fund:

Issuer Name	% Holding	Cost	Market Value as a % of Net Assets

Handleman Co.*	—%	$—	—%
Iowa Telecommunications Services, Inc.	5.29%	32,516	0.77%
Journal Register, Co.*	2.70%	16,465	0.18%
		$48,981	0.95%

*	Not affiliated at December 31, 2006

7. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands, figures for the period ended 6/30/06 are audited):

	CCM Capital Appreciation Fund				CCM Mid-Cap Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class R	315	$6,198	536	$10,585	231	$6,165	972	$26,679
Other Classes	14,097	279,356	33,191	645,145	5,150	137,692	27,369	734,172

Issued in reinvestment of dividends and distributions
Class R	60	1,176	0 *	8	161	4,074	0	0
Other Classes	4,423	86,001	55	1,090	4,723	119,403	0	0
Cost of shares redeemed
Class R	(114)	(2,275)	(108)	(2,173)	(295)	(7,890)	(233)	(6,412)
Other Classes	(10,976)	(214,702)	(16,152)	(312,240)	(10,345)	(275,426)	(16,838)	(452,129)

Net increase (decrease) resulting from Fund share transactions	7,805	$155,754	17,522	$342,415	(375)	$(15,982)	11,270	$302,310

	NACM Global Fund						NACM International Fund

	Six Months Ended 12/31/2006			Year Ended 6/30/2006			Six Months Ended 12/31/2006			Year Ended 6/30/2006
	Shares		Amount	Shares		Amount	Shares	Amount		Shares		Amount

Shares sold
Class R	1		$15	4		$70	0	$0		0	*	$10
Other Classes	487		8,684	1,616		27,449	8,829	201,939		14,453		296,328

Issued in reinvestment of dividends and distributions
Class R	0	*	6	0	*	1	1	0	*	0		0
Other Classes	103		1,880	42		692	847	20,061		204		3,900

Cost of shares redeemed
Class R	0		0	0	*	(2)	0	0		0		0
Other Classes	(295)		(5,229)	(466)		(7,853)	(1,665)	(38,286)		(2,484)		(50,857)

Net increase (decrease) resulting from Fund share transactions	296		$5,356	1,196		$20,357	8,012	$183,714		12,173		$249,381

12.31.06 | Allianz Funds Semi-Annual Report   57

Notes to Financial Statements  (Cont.)
(Unaudited)
December 31, 2006

	NFJ Dividend Value Fund				NFJ Large-Cap Value Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006			Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount

Shares sold
Class R	3,442	$56,204	1,270	$18,872	7		$142	1	$10
Other Classes	164,430	2,699,663	112,324	1,658,570	7,823		143,572	4,906	83,367

Issued in reinvestment of dividends and distributions
Class R	101	1,710	15	226	0	*	1	0	0
Other Classes	5,643	95,958	2,800	40,691	244		4,689	131	2,181

Cost of shares redeemed
Class R	(372)	(6,168)	(106)	(1,600)	0		0	0	0
Other Classes	(17,530)	(289,827)	(14,629)	(215,584)	(823)		(15,220)	(1,384)	(23,268)

Net increase (decrease) resulting from Fund share transactions	155,714	$2,557,540	101,674	$1,501,175	7,251		$133,184	3,654	$62,290

	NFJ Small-Cap Value Fund				OCC Equity Premium Strategy Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class R	418	$13,552	986	$30,948	0 *	$6	2	$19
Other Classes	13,010	420,184	33,091	1,034,093	1,099	9,338	1,531	12,841

Issued in reinvestment of dividends and distributions
Class R	161	5,196	94	2,844	0 *	3	1	5
Other Classes	10,047	320,550	9,831	294,471	209	1,816	259	2,134

Cost of shares redeemed
Class R	(133)	(4,291)	(273)	(8,549)	(17)	(152)	0 *	(5)
Other Classes	(13,815)	(442,267)	(31,590)	(976,110)	(1,922)	(16,264)	(3,183)	(26,097)

Net increase (decrease) resulting from Fund share transactions	9,688	$312,924	12,139	$377,697	(631)	$(5,253)	(1,390)	$(11,103)

	OCC Growth Fund				OCC Renaissance Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class R	29	$607	6	$106	261	$5,268	730	$15,780
Other Classes	769	17,490	1,268	26,154	5,149	107,234	19,039	436,644

Issued in reinvestment of dividends and distributions
Class R	0	0	0	0	238	4,501	352	7,032
Other Classes	0	0	0	0	14,266	276,960	25,428	522,283

Cost of shares redeemed
Class R	(2)	(43)	(1)	(10)	(568)	(11,651)	(1,179)	(25,419)
Other Classes	(3,278)	(66,834)	(8,735)	(167,675)	(26,871)	(563,333)	(121,987)	(2,770,531)

Net increase (decrease) resulting from Fund share transactions	(2,482)	$(48,780)	(7,462)	$(141,425)	(7,525)	$(181,021)	(77,617)	$(1,814,211)

58  Allianz Funds Semi-Annual Report | 12.31.06

	OCC Value Fund				RCM Large-Cap Growth Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006		Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class R	387	$6,806	507	$8,529	13	$190	315	$4,230
Other Classes	8,612	150,059	13,409	222,226	3,894	54,837	12,150	169,350

Issued in reinvestment of dividends and distributions
Class R	131	2,318	219	3,516	16	236	0	0
Other Classes	7,301	126,582	16,646	261,191	1,861	26,705	88	1,258

Cost of shares redeemed
Class R	(189)	(3,304)	(916)	(15,500)	(14)	(199)	(5)	(75)
Other Classes	(16,009)	(270,590)	(74,457)	(1,239,675)	(7,108)	(100,623)	(12,414)	(172,750)

Net increase (decrease) resulting from Fund share transactions	233	$11,871	(44,592)	$(759,713)	(1,338)	$(18,854)	134	$2,013

	RCM Mid-Cap Fund

	Six Months Ended 12/31/2006		Year Ended 6/30/2006
	Shares	Amount	Shares	Amount

Shares sold
Class R	1	$4	13	$40
Other Classes	1,280	3,611	7,176	20,994

Issued in reinvestment of dividends and distributions
Class R	14	36	0	0
Other Classes	5,522	14,744	0	0

Cost of shares redeemed
Class R	(2)	(8)	(2)	(5)
Other Classes	(12,958)	(37,785)	(15,305)	(45,960)

Net increase (decrease) resulting from Fund share transactions	(6,143)	$(19,398)	(8,118)	$(24,931)

8.FEDERAL INCOME TAX MATTERS

At December 31, 2006, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

CCM Capital Appreciation Fund	$1,650,106	$144,163	$(14,026)	$130,137
CCM Mid-Cap Fund	1,372,103	97,166	(19,121)	78,045
NACM Global Fund	38,893	4,981	(649)	4,332
NACM International Fund	532,999	75,114	(1,324)	73,790
NFJ Dividend Value Fund	5,441,575	589,241	(6,832)	582,409
NFJ Large-Cap Value Fund	280,248	26,997	(867)	26,130
NFJ Small-Cap Value Fund	4,625,602	1,059,794	(72,075)	987,719
OCC Equity Premium Strategy Fund	69,173	4,341	(1,820)	2,521
OCC Growth Fund	532,084	88,665	(7,106)	81,559
OCC Renaissance Fund	2,595,513	267,784	(45,583)	222,201
OCC Value Fund	2,048,992	300,428	(4,623)	295,805
RCM Large-Cap Growth Fund	573,389	92,489	(9,354)	83,135
RCM Mid-Cap Fund	92,151	8,713	(1,446)	7,267

12.31.06 | Allianz Funds Semi-Annual Report   59

Notes to Financial Statements  (Cont.)
(Unaudited)
December 31, 2006

9. LEGAL PROCEEDINGS

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements.

          Since February 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

          It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM, PEA and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10. PAYMENTS FROM AFFILIATES

A. AGIFM has identified transactions in which certain Funds’ purchase of shares of exchange-traded index funds caused that Funds’ ownership of other investment companies to exceed the Funds’ investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Funds for losses identified in that review.

          As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused certain Funds’ ownership of other investment companies to exceed the statutory limit on ownership of voting stock. The SEC staff requested AGIFM reimburse those Funds for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Funds for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to those Funds. OCC Renaissance Fund was reimbursed $5,074,548 ($0.03 per share) in connection with this matter.

          During the year ended June 30, 2006 the Adviser reimbursed CCM Mid-Cap Fund, OCC Value Fund and RCM Mid-Cap Fund, $806,302 ($0.02 per share), $377 and $626,308 ($0.02 per share), respectively. These amounts fully resolve a review of the extent to which the Funds’ had made filings to participate in class action settlements for which they were eligible during certain periods prior to December 2005.

          During the six months ended December 31, 2006, the Sub-Adviser reimbursed OCC Equity Premium Strategy Fund $3,632 (less than $0.005 per share) for realized losses resulting from a trading error.

60  Allianz Funds Semi-Annual Report | 12.31.06

Board Approval of Investment Advisory and Portfolio Management Agreements
(Unaudited)
December 31, 2006

          The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the particular sub-adviser for each Fund (collectively, the “Agreements”). The sub-advisers for the Funds appearing in this report include Cadence Capital Management LLC (“CCM”), RCM Capital Management LLC (“RCM”), Nicholas-Applegate Capital Management LLC (“NACM”), Oppenheimer Capital LLC (“OCC”), and NFJ Investment Group L.P. (“NFJ”) (collectively, the “Sub-Advisers”).

          At an in-person meeting held in December 2006, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2007.

          The material factors and conclusions that formed the basis of these approvals for the Funds are discussed below.

REVIEW PROCESS

The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Advisers furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in most cases through the Board’s Contracts Committee) met in person and telephonically a number of times from October to December 2006, both with management and in private sessions, for the specific purpose of considering the proposed continuation of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data by the Board’s Performance Committee at each regular meeting and periodic presentations from the Sub-Advisers with respect to the Funds they manage.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed approvals with representatives of the Adviser and the Sub-Advisers and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Adviser and the Sub-Advisers. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either in writing or orally.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account in their review those interests of all the Allianz Funds that were in common.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Advisers. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment programs used by each Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Advisers, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries, financial results of CCM, and assets under management and other information relating to the financial resources of the Adviser and the Sub-Advisers, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Advisers, noting that the Funds are multi-manager funds. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees also took into account shareholder expectations that the Adviser and applicable Sub-Advisers would be managing the Funds.

          The Trustees noted that, pursuant to the Portfolio Management Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Advisers implement the Funds’ investment programs (subject to the terms of the prospectus), analyze economic trends, evaluate the risk/return characteristics of the Funds, construct the Funds’ portfolios, monitor the Funds’ compliance with investment restrictions, and report to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Advisers in managing the Funds and the in-house research capabilities of the Sub-Advisers. They also considered various investment resources available to the Sub-Advisers, including research services acquired with “soft dollars” available to the Sub-Advisers as a result of securities transactions effected for the Funds and other clients. The Trustees reviewed each Sub-Adviser’s compliance program, including enhancements made during the past year. The Trustees also took into account that, as part of a business restructuring effective in November 2006, OCC had replaced PEA Capital LLC as sub-adviser for the OCC Equity Premium Strategy and Growth Funds, but that the transfer of such responsibilities to OCC did not result in a change of actual control or management of the Sub-Adviser to such Funds.

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Advisers, the Adviser provides or procures through

12.31.06 | Allianz Funds Semi-Annual Report  61

Board Approval of Investment Advisory and Portfolio Management Agreements  (Cont.)
(Unaudited)
December 31, 2006

third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services that are ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel to serve as Fund officers, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements: that the scope of the services provided to the Funds by the Adviser and the Sub-Advisers under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers to the Funds.

FUND PERFORMANCE

In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, including comparisons of each Fund’s investment results with those of mutual funds in a peer universe, as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended June 30, 2006, together with an analysis of the comparative performance information prepared by an independent consultant. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by each Sub-Adviser to that of each Fund managed by such Sub-Adviser. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees or their independent consultant.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          Funds Sub-Advised by CCM (CCM Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the CCM Capital Appreciation and Mid-Cap Funds. The comparative information showed that for both CCM Funds, performance was above median for the performance universes for all periods.

          Funds Sub-Advised By NACM (NACM Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the NACM Global and International Funds. Only one and three years of performance information was presented for the NACM Global Fund because of its short existence. The comparative information showed that for both NACM Funds, performance was above median for the performance universes for all periods.

Funds Sub-Advised by NFJ (NFJ Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the NFJ Small-Cap Value, Dividend Value and Large-Cap Value Funds. For the Dividend Value and Large-Cap Value Funds, one, three and five years of performance information were presented. The Small-Cap Value Fund’s performance information was shown for ten years. The comparative information showed that for all NFJ Funds, performance was above median for the performance universes for all periods.

          Funds Sub-Advised by OCC (OCC Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the OCC Growth, Equity Premium Strategy, Renaissance, and Value Funds. The comparative information showed that for the OCC Growth Fund, performance was above median for its performance universe for all periods. For the OCC Equity Premium Strategy Fund, performance was below the median (in the third quartile) for the five-year period, but was above the median for the one and three-year periods. For the OCC Value Fund, performance was below the median (in the third quartile) for the one-year period, but was at or above the median for the three-, five- and ten-year periods. For the OCC Renaissance Fund, performance was below the median for the one-, three-, and five-year periods (in the third quartile for the five-year period, and the fourth quartile for the one- and three-year periods).

          Funds Sub-Advised by RCM (RCM Funds). The Trustees reviewed information showing performance of the Institutional Class shares of the RCM Large-Cap Growth and Mid-Cap Funds. The comparative information showed that performance for the RCM Large-Cap Growth Fund was above median for its performance universe for all periods. For the RCM Mid-Cap Fund, performance was below the median (in the third quartile) for the one-, three-, five- and ten-year periods.

          Based on this and other information, and taking into account fee waivers or breakpoints proposed for certain Funds as described under “Fees and Other Expenses” below, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Advisers’ services were of a nature, quality and extent sufficient to support continuation of the Agreements.

FEES AND OTHER EXPENSES

The Trustees considered the advisory fees paid by each Fund to the Adviser and sub-advisory fees paid by the Adviser to the Sub-Advisers. In doing so, the Trustees reviewed a report from an independent consultant, which analyzed comparisons of Funds’ fees and expenses to their Lipper peer groups. The Trustees also considered the administrative fee rate paid by each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Advisers, and the services provided by the Adviser, on the one hand, and the Sub-Advisers, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vi) each Fund’s total expenses as compared to those funds in their peer groups and peer universes as provided by Lipper.

          The Trustees also considered information showing the advisory fees charged by the Sub-Advisers to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Advisers by the Adviser with respect to the Funds were not necessarily as low as the fee rates charged by the Sub-Advisers to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Advisers

62  Allianz Funds Semi-Annual Report | 12.31.06

to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Funds, and the expenses associated with the more extensive regulatory regime governing registered funds.

          The Trustees also considered and evaluated the administrative fees paid by each Fund under the Administration Agreement, including in light of the total expenses of the Funds and the total expenses of competitor funds as reflected in the Lipper materials. The Trustees noted that, in connection with the contract review process in prior years, they had negotiated with the Adviser to observe administrative fee breakpoints for each Fund and share class under the Administration Agreement, and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes). The Trustees considered the savings realized by shareholders under this arrangement, noting that a number of Funds had reached sufficient size for these administrative fee breakpoints to result in fee reductions.

          The Trustees reviewed information provided by Lipper and an independent consultant comparing each Fund’s advisory fee, and ratios of total expenses (less Rule 12b-1/distribution fees) to net assets (“total expense ratios”) for one or two share classes (retail and/or institutional share classes, depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds, for the most recent fiscal year. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and other sources that were not independently verified by the Trustees.

          CCM Funds. For both CCM Funds, advisory fees and total expense ratios were below median for all expense groups (including, for total expense ratios, both retail and institutional expense groups).

          NACM Funds. For both NACM Funds advisory fees were below median for the expense group. For both NACM Funds, total expense ratios were below median for retail and institutional expense groups.

          NFJ Funds. For all NFJ Funds the advisory fees and total expense ratios were below median for all expense groups.

          OCC Funds. For all OCC Funds other than the OCC Renaissance Fund, the advisory fees and total expense ratios were below median for all expense groups. For the OCC Renaissance Fund, the advisory fees were below median for the expense group, however total expense ratios were above median (in the fourth quartile) for retail and institutional expense groups.

          RCM Funds. For the RCM Large-Cap Growth and Mid-Cap Funds the advisory fees and total expense ratios were below median for all expense groups.

          The Trustees evaluated each Fund’s advisory fees based on comparative fee and expense information and other factors, including Fund performance, the Adviser’s estimated profitability from its relationship with each Fund (described below) and possible economies of scale (described below). In light of these factors, the Trustees recommended that a portion of the advisory fees of certain Funds be waived by the Adviser for a one-year period, and that breakpoints be added to the advisory fees of certain Funds. After discussions, the Adviser agreed to waive advisory fees as follows for the one-year period ending December 31, 2007: for the OCC Renaissance Fund, a waiver of 5 basis points commencing on January 1, 2007 and an additional 5 basis points commencing on October 1, 2007. The Adviser also agreed to establish advisory fee breakpoints for the NFJ Small Cap-Value Fund as follows: a reduction of 2.5 basis points for assets from $3 billion up to $4 billion, an additional reduction of 2.5 basis points for assets from $4 billion up to $5 billion, and an additional reduction of 2.5 basis points for assets above $5 billion.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Advisers in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the advisory fee waivers and breakpoints that the Adviser agreed to observe for certain Funds as described above.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

The Trustees reviewed information regarding the cost of services provided by the Adviser (which took into account the sub-advisory fees paid to the Sub-Advisers and the costs incurred by the Sub-Advisers in providing services to the Funds) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2006. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the methodology used and the profitability information provided. The Trustees noted that, at the request of the Independent Trustees, certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability, and they noted their belief that further refinements were possible.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

POSSIBLE FALL-OUT BENEFITS

The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Advisers from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Advisers and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from each Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to Sub-Advisers in connection with trade execution for the Funds (soft dollar arrangements). The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as

12.31.06 | Allianz Funds Semi-Annual Report  63

Board Approval of Investment Advisory and Portfolio Management Agreements  (Cont.)
(Unaudited)
December 31, 2006

securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

POSSIBLE ECONOMIES OF SCALE

The Trustees considered the extent to which the Adviser and the Sub-Advisers may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds had not previously contained breakpoints that reduce the fee rate on assets above specified levels. In this regard, the Trustees took into account the advisory fee breakpoints that the Adviser agreed to observe for the NFJ Small-Cap Value Fund commencing January 1, 2007. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders, and, as previously noted, certain of the Funds had already reached sufficient size for the administrative fee breakpoints to result in fee reductions. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

CONCLUSIONS

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

64  Allianz Funds Semi-Annual Report | 12.31.06

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Allianz Funds

Investment Adviser and Administrator

          Allianz Global Investors Fund Management LLC (“AGIFM”)
          1345 Avenue of the Americas
          New York, NY 10105

Sub-Advisers

          Cadence Capital Management LLC
          NFJ Investment Group L.P.
          Nicholas-Applegate Capital Management LLC
          Oppenheimer Capital LLC
          RCM Capital Management LLC

Distributor

          Allianz Global Investors Distributors LLC (“AGID”)
          2187 Atlantic Street
          Stamford, CT 06902

Custodian

          State Street Bank & Trust Co.
          801 Pennsylvania
          Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

          PFPC, Inc.
          P.O. Box 9688
          Providence, RI 02940

Independent Registered Public Accounting Firm

          PricewaterhouseCoopers LLP
          1055 Broadway
          Kansas City, MO 64105

Legal Counsel

          Ropes & Gray LLP
          One International Place
          Boston, MA 02110

For Account Information

For Allianz Funds account information contact your financial adviser, or if you receive account statements directly from Allianz Global Investors Distributors/PFPC, you can also call (800) 426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

¾	PIMCO	¾	Cadence Capital Management	¾	Nicholas-Applegate

¾	NFJ Investment Group	¾	RCM	¾	Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/05. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2007. For information about any product, contact your financial advisor.

AZ061SA_17060

ITEM 2.        CODE OF ETHICS

Not required in this filing.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANT

Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.        PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Not applicable to this registrant.

ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s board of trustees since the Fund’s last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)    The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.        EXHIBITS

(a)	Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allianz Funds

By /s/ E. Blake Moore, Jr.
-------------------------------
E. Blake Moore, Jr., President & Chief Executive Officer

Date: March 12, 2007

BY /s/ Brian S. Shlissel
----------------------------
Brian S. Shlissel, Treasurer, Principal Financial & Accounting Officer

Date: March 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ E. Blake Moore, Jr.
-------------------------------
E. Blake Moore, Jr., President & Chief Executive Officer

Date: March 12, 2007

BY /s/ Brian S. Shlissel
----------------------------
Brian S. Shlissel, Treasurer, Principal Financial & Accounting Officer

Date: March 12, 2007